UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 – 12-14 Regulation S-X are as follows:

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 100.0%

ProShares DJ Brookfield Global Infrastructure ETF(a)	88,016	3,556,726
ProShares Global Listed Private Equity ETF(a)	70,704	2,716,448
ProShares Hedge Replication ETF(a)	67,618	2,875,793
ProShares Inflation Expectations ETF(a)	16,781	465,757
ProShares Managed Futures Strategy ETF*(a)	76,495	3,072,422
ProShares Merger ETF(a)	118,846	4,265,383
ProShares RAFI Long/Short(a)	95,589	3,716,022
TOTAL EXCHANGE TRADED FUNDS (Cost $20,899,060)		20,668,551

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.8%

REPURCHASE AGREEMENT(b) - 0.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $166,447 (Cost $166,447)	166,447	166,447

Total Investments - 100.8% (Cost $21,065,507)		20,834,998
Liabilities Less Other Assets - (0.8%)		(165,181)
Net assets - 100.0%		20,669,817

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,736
Aggregate gross unrealized depreciation	(366,856)
Net unrealized depreciation	$(314,120)
Federal income tax cost of investments	$21,149,118

See accompanying notes to schedules of portfolio investments.

Investment in a company which was affiliated for the period ending August 31, 2016, was as follows:

Security	Value May 31, 2016	Purchases at Cost	Sales at Cost	Value August 31, 2016	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$1,276,631	$2,403,440	$226,505	$3,556,726	$21,118	$14,006
ProShares Global Listed Private Equity ETF	2,826,080	794,321	1,056,312	2,716,448	31,443	(63,790)
ProShares Hedge Replication ETF	3,388,416	11,412	740,773	2,875,793	—	170
ProShares Inflation Expectations ETF	475,818	10,725	52,291	465,757	1,112	(791)
ProShares Managed Futures Strategy ETF	4,383,853	119,777	1,716,018	3,072,422	—	25,187
ProShares Merger ETF	5,275,804	423,529	1,600,432	4,265,383	8,489	(20,562)
ProShares RAFI Long/Short	4,198,051	455,184	1,123,064	3,716,022	8,250	(32,079)
	$21,824,653	$4,218,388	$6,515,395	$20,668,551	$70,412	$(77,859)

Further information about each affiliated Underlying Fund may be found herein.

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 83.7%

Communications Equipment - 0.1%
Ei Towers SpA*	632	33,126

Construction & Engineering - 1.1%
Ferrovial SA	15,957	314,423
Obrascon Huarte Lain SA	4,683	15,619
		330,042
Diversified Telecommunication Services - 1.8%
Cellnex Telecom SAU(a)	5,773	100,778
Infrastrutture Wireless Italiane SpA(a)	8,121	39,677
SBA Communications Corp., Class A*	3,693	421,556
		562,011
Electric Utilities - 9.8%
AusNet Services	63,653	82,282
Elia System Operator SA/NV	1,135	57,313
Eversource Energy	9,334	503,756
Fortis, Inc.	10,744	337,952
Hydro One Ltd.(a)	6,290	125,762
ITC Holdings Corp.	4,495	203,264
PG&E Corp.	14,596	904,076
Red Electrica Corp. SA	16,427	353,735
Spark Infrastructure Group	63,500	121,218
Terna Rete Elettrica Nazionale SpA	53,027	273,978
		2,963,336
Equity Real Estate Investment Trusts (REITs) - 7.8%
American Tower Corp.	12,492	1,416,343
Crown Castle International Corp.	9,913	939,455
		2,355,798
Gas Utilities - 9.2%
APA Group	35,549	246,864
Atmos Energy Corp.	2,529	186,387
China Gas Holdings Ltd.	67,009	113,848
China Resources Gas Group Ltd.	25,306	84,815
Enagas SA	7,235	212,450
ENN Energy Holdings Ltd.	24,044	134,670
Hong Kong & China Gas Co. Ltd.	235,301	448,912
New Jersey Resources Corp.	2,109	70,947
Northwest Natural Gas Co.	673	40,198
ONE Gas, Inc.	1,278	78,252
Piedmont Natural Gas Co., Inc.	1,995	119,899
Snam SpA	68,122	377,654
Southwest Gas Corp.	1,163	81,201
Spire, Inc.	1,118	72,335
Toho Gas Co. Ltd.	16,319	138,640
Tokyo Gas Co. Ltd.	71,702	307,349
Towngas China Co. Ltd.*	32,008	18,443
WGL Holdings, Inc.	1,234	77,544
		2,810,408
Industrial Conglomerates - 0.3%
Beijing Enterprises Holdings Ltd.	16,058	92,114

Media - 1.5%
Eutelsat Communications SA	6,503	126,397
SES SA, FDR	14,552	334,217
		460,614
Multi-Utilities - 13.5%
ACEA SpA	1,682	21,933
CenterPoint Energy, Inc.	12,640	284,021
Consolidated Edison, Inc.	8,950	673,487
DUET Group	91,854	181,556
National Grid plc	148,455	2,040,085
NiSource, Inc.	7,953	190,395
NorthWestern Corp.	1,411	81,584
Sempra Energy	5,863	613,446
		4,086,507
Oil, Gas & Consumable Fuels - 20.8%
Cheniere Energy, Inc.*	5,825	249,893
Enbridge Energy Management LLC*	1,729	39,352
Enbridge Income Fund Holdings, Inc.	3,068	73,670
Enbridge, Inc.	29,640	1,168,965
EnLink Midstream LLC	1,240	20,646
Inter Pipeline Ltd.	10,744	233,658
Keyera Corp.	5,796	178,954
Kinder Morgan, Inc.	45,261	988,953
Koninklijke Vopak NV	2,110	106,995
ONEOK, Inc.	5,197	243,687
Pembina Pipeline Corp.	12,389	372,785
Plains GP Holdings LP, Class A	6,145	69,930
SemGroup Corp., Class A	1,271	39,528
Spectra Energy Corp.	16,924	602,833
Tallgrass Energy GP LP	1,009	23,479
Targa Resources Corp.	3,952	172,228
TransCanada Corp.	25,501	1,156,432
Veresen, Inc.	9,703	95,595
Williams Cos., Inc. (The)	16,894	472,018
		6,309,601
Transportation Infrastructure - 12.3%
Abertis Infraestructuras SA	18,792	291,051
Aena SA(a)	2,789	394,318
Aeroports de Paris	1,233	127,220
Atlantia SpA	15,343	394,657
Auckland International Airport Ltd.	35,064	190,818
Beijing Capital International Airport Co. Ltd., Class H	53,703	60,573
China Merchants Holdings International Co. Ltd.	67,064	191,055
Flughafen Zuerich AG (Registered)	719	133,047
Fraport AG Frankfurt Airport Services Worldwide	1,389	77,484
Groupe Eurotunnel SE (Registered)	20,872	229,557
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,022	50,303
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,224	121,555
Grupo Aeroportuario del Sureste SAB de CV, ADR	764	116,480
Hutchison Port Holdings Trust, Class U	203,067	87,319
Japan Airport Terminal Co. Ltd.	2,743	108,166
Jiangsu Expressway Co. Ltd., Class H	45,946	64,558
Macquarie Atlas Roads Group	15,177	63,191
Shenzhen Expressway Co. Ltd., Class H	26,184	27,677
Societa Iniziative Autostradali e Servizi SpA	2,544	24,702
Sydney Airport	41,211	225,477
Transurban Group	77,248	665,319
Westshore Terminals Investment Corp.	2,202	37,209
Zhejiang Expressway Co. Ltd., Class H	53,911	60,113
		3,741,849
Water Utilities - 5.5%
American States Water Co.	1,065	41,514
American Water Works Co., Inc.	5,229	386,894
Aqua America, Inc.	5,189	157,797
Beijing Enterprises Water Group Ltd.	184,034	128,343
California Water Service Group	1,398	42,625
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	12,902	116,763
Pennon Group plc	15,533	178,985

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Severn Trent plc	9,022	282,083
United Utilities Group plc	25,877	330,119
		1,665,123
TOTAL COMMON STOCKS (Cost $24,940,896)		25,410,529

MASTER LIMITED PARTNERSHIPS - 15.4%

Electric Utilities - 0.4%
Brookfield Infrastructure Partners LP	2,523	120,953

Oil, Gas & Consumable Fuels - 15.0%
Antero Midstream Partners LP	1,645	45,336
Boardwalk Pipeline Partners LP	2,944	47,781
Buckeye Partners LP	3,223	226,448
Cheniere Energy Partners LP	1,082	29,171
Columbia Pipeline Partners LP	1,308	17,750
Crestwood Equity Partners LP	1,258	26,166
DCP Midstream Partners LP	2,249	73,700
Dominion Midstream Partners LP	600	15,276
Enbridge Energy Partners LP	5,291	123,069
Energy Transfer Equity LP	20,674	370,065
Energy Transfer Partners LP	11,554	461,467
EnLink Midstream Partners LP	2,473	43,648
Enterprise Products Partners LP	32,951	869,906
EQT GP Holdings LP	589	14,778
EQT Midstream Partners LP	1,343	105,573
Genesis Energy LP	2,392	85,610
Holly Energy Partners LP	869	28,269
Magellan Midstream Partners LP	5,634	396,239
MPLX LP	6,146	203,617
NuStar Energy LP	1,584	76,032
NuStar GP Holdings LLC	834	20,258
ONEOK Partners LP	4,242	164,377
Phillips 66 Partners LP	851	42,099
Plains All American Pipeline LP	9,838	276,054
Rice Midstream Partners LP	1,258	28,758
Spectra Energy Partners LP	1,271	57,996
Summit Midstream Partners LP	890	22,268
Sunoco Logistics Partners LP	5,072	150,131
TC PipeLines LP	1,164	61,122
Tesoro Logistics LP	1,594	76,448
Valero Energy Partners LP	534	22,369
Western Gas Equity Partners LP	970	35,764
Western Gas Partners LP	1,961	98,677
Williams Partners LP	6,274	239,039
		4,555,261
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,290,809)		4,676,214

CLOSED END FUNDS - 0.6%

Capital Markets - 0.6%
3i Infrastructure plc	28,760	70,509
HICL Infrastructure Co. Ltd.	52,417	121,350
TOTAL CLOSED END FUNDS (Cost $192,899)		191,859

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(b) - 0.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $33,947 (Cost $33,947)	33,947	33,947

Total Investments - 99.8% (Cost $30,458,551)		30,312,549
Other Assets Less Liabilities - 0.2%		50,164
Net assets - 100.0%		30,362,713

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 8/31/2016 amounts to $660,535, which represents approximately 2.18% of net assets of the fund.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,881,110
Aggregate gross unrealized depreciation	(2,219,197)
Net unrealized depreciation	$(338,087)
Federal income tax cost of investments	$30,650,636

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2016:

United States	49.8%
Canada	12.8%
United Kingdom	10.0%
Spain	5.5%
Australia	5.2%
Italy	3.8%
China	2.6%
Hong Kong	2.1%
Japan	1.8%
France	1.6%
Luxemburg	1.1%
Mexico	0.8%
New Zealand	0.6%
Switzerland	0.4%
Brazil	0.4%
Netherlands	0.4%
Singapore	0.3%
Germany	0.3%
Belgium	0.2%
Other (1)	0.3%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 92.7%

Capital Markets - 70.5%
3i Group plc	107,657	868,717
Altamir	4,857	58,512
American Capital Ltd.*	36,042	608,749
Apollo Investment Corp.	39,871	244,409
Ares Capital Corp.	53,037	857,078
AURELIUS Equity Opportunities SE & Co. KGaA	4,253	240,237
BlackRock Capital Investment Corp.	12,998	113,343
Brait SE*	43,579	345,324
Fifth Street Finance Corp.	22,534	141,288
Gimv NV	3,399	177,855
Golub Capital BDC, Inc.	9,194	175,789
Hercules Capital, Inc.	13,028	177,962
Intermediate Capital Group plc	50,735	396,405
IP Group plc*	79,903	199,357
Main Street Capital Corp.	8,857	304,327
New Mountain Finance Corp.	9,932	141,630
PennantPark Investment Corp.	12,765	101,737
Prospect Capital Corp.	45,912	395,302
Ratos AB, Class B	26,826	126,662
Solar Capital Ltd.	7,277	149,470
TCP Capital Corp.	9,656	159,614
Triangle Capital Corp.	5,887	118,446
		6,102,213
Diversified Financial Services - 20.1%
Eurazeo SA	8,322	504,890
Onex Corp.	13,466	822,397
Wendel SA	3,574	406,436
		1,733,723
Internet Software & Services - 2.1%
Rocket Internet SE*(a)	8,551	182,228

TOTAL COMMON STOCKS (Cost $8,340,472)		8,018,164

CLOSED END FUNDS - 5.5%

Capital Markets - 5.5%
Electra Private Equity plc	5,183	263,394
HBM Healthcare Investments AG, Class A*	1,090	108,219
HgCapital Trust plc	6,078	102,400
TOTAL CLOSED END FUNDS (Cost $440,737)		474,013

MASTER LIMITED PARTNERSHIP - 1.6%

Diversified Financial Services - 1.6%
Compass Diversified Holdings (Cost $149,521)	8,251	142,330

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(b) - 0.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $10,073 (Cost $10,073)	10,073	10,073

Total Investments - 99.9% (Cost $8,940,803)		8,644,580
Other Assets Less Liabilities - 0.1%		7,656
Net assets - 100.0%		8,652,236

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 8/31/2016 amounts to $182,228, which represents approximately 2.11% of net assets of the fund.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$384,888
Aggregate gross unrealized depreciation	(715,231)
Net unrealized depreciation	$(330,343)
Federal income tax cost of investments	$8,974,923

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2016:

United States	44.3%
United Kingdom	21.1%
France	11.2%
Canada	9.5%
Germany	4.9%
South Africa	4.0%
Belgium	2.1%
Sweden	1.5%
Switzerland	1.2%
Other (1)	0.2%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.8%

Aerospace & Defense - 2.1%
Boeing Co. (The)	3,180	411,651
General Dynamics Corp.	11,699	1,780,822
L-3 Communications Holdings, Inc.	8,344	1,241,754
Lockheed Martin Corp.	8,247	2,003,774
Northrop Grumman Corp.	5,716	1,212,192
Raytheon Co.	2,355	330,006
Textron, Inc.	27,670	1,130,319
United Technologies Corp.	1,310	139,423
		8,249,941
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	18,548	1,287,602
FedEx Corp.	4,697	774,676
United Parcel Service, Inc., Class B	1,469	160,444
		2,222,722
Airlines - 0.7%
American Airlines Group, Inc.	23,061	837,114
Southwest Airlines Co.	10,542	388,789
United Continental Holdings, Inc.*	26,576	1,339,696
		2,565,599
Auto Components - 0.3%
Goodyear Tire & Rubber Co. (The)	36,268	1,064,466

Automobiles - 0.9%
Ford Motor Co.	139,798	1,761,455
General Motors Co.	57,115	1,823,111
		3,584,566
Banks - 5.1%
Bank of America Corp.	234,276	3,781,215
BB&T Corp.	4,168	160,468
Citigroup, Inc.	68,349	3,262,981
Citizens Financial Group, Inc.	21,548	533,744
Fifth Third Bancorp	70,743	1,426,179
Huntington Bancshares, Inc.	66,778	668,448
JPMorgan Chase & Co.	37,906	2,558,655
KeyCorp	109,846	1,379,666
M&T Bank Corp.	6,374	754,235
PNC Financial Services Group, Inc. (The)	5,393	485,909
Regions Financial Corp.	138,880	1,384,634
SunTrust Banks, Inc.	32,911	1,450,388
Wells Fargo & Co.	46,758	2,375,306
		20,221,828
Beverages - 1.4%
Brown-Forman Corp., Class B	25,219	1,224,383
Coca-Cola Co. (The)	34,622	1,503,634
Constellation Brands, Inc., Class A	1,804	295,946
Dr Pepper Snapple Group, Inc.	13,769	1,290,155
PepsiCo, Inc.	11,635	1,242,036
		5,556,154
Biotechnology - 2.2%
Amgen, Inc.	14,510	2,467,571
Biogen, Inc.*	2,211	675,748
Celgene Corp.*	1,749	186,688
Gilead Sciences, Inc.	31,496	2,468,656
Regeneron Pharmaceuticals, Inc.*	3,347	1,313,865
Vertex Pharmaceuticals, Inc.*	15,183	1,434,945
		8,547,473
Building Products - 0.3%
Masco Corp.	36,191	1,284,057

Capital Markets - 2.7%
Ameriprise Financial, Inc.	11,998	1,212,758
CME Group, Inc.	15,528	1,682,459
E*TRADE Financial Corp.*	6,117	161,366
Intercontinental Exchange, Inc.	5,876	1,657,150
Invesco Ltd.	35,133	1,095,798
Morgan Stanley	61,722	1,978,807
Nasdaq, Inc.	17,832	1,269,817
T Rowe Price Group, Inc.	17,448	1,213,334
		10,271,489
Chemicals - 2.2%
Air Products & Chemicals, Inc.	9,444	1,469,675
Dow Chemical Co. (The)	29,848	1,601,047
Eastman Chemical Co.	18,896	1,282,849
LyondellBasell Industries NV, Class A	4,920	388,139
Monsanto Co.	1,577	167,950
Mosaic Co. (The)	25,450	765,282
PPG Industries, Inc.	13,861	1,467,603
Praxair, Inc.	13,987	1,706,973
		8,849,518
Commercial Services & Supplies - 0.7%
Cintas Corp.	1,510	177,440
Republic Services, Inc.	24,126	1,218,845
Waste Management, Inc.	23,136	1,479,316
		2,875,601
Communications Equipment - 1.2%
Cisco Systems, Inc.	66,324	2,085,226
F5 Networks, Inc.*	1,490	182,868
Harris Corp.	14,454	1,343,933
Juniper Networks, Inc.	15,194	350,677
Motorola Solutions, Inc.	12,444	958,064
		4,920,768
Construction & Engineering - 0.5%
Fluor Corp.	22,237	1,154,100
Quanta Services, Inc.*	37,582	966,985
		2,121,085
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	5,799	1,061,391
Vulcan Materials Co.	10,657	1,213,513
		2,274,904
Consumer Finance - 0.7%
Capital One Financial Corp.	22,541	1,613,936
Navient Corp.	70,871	1,019,125
		2,633,061
Containers & Packaging - 0.8%
Avery Dennison Corp.	15,394	1,192,111
International Paper Co.	27,774	1,346,761
Owens-Illinois, Inc.*	9,363	167,879
WestRock Co.	8,700	416,730
		3,123,481
Distributors - 0.6%
Genuine Parts Co.	12,156	1,249,880
LKQ Corp.*	35,742	1,289,929
		2,539,809
Diversified Consumer Services - 0.1%
H&R Block, Inc.	21,466	464,953

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	28,337	4,264,435
Leucadia National Corp.	46,674	893,807
		5,158,242
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	67,708	2,767,903
CenturyLink, Inc.	44,706	1,242,827
Level 3 Communications, Inc.*	26,877	1,333,906
Verizon Communications, Inc.	50,677	2,651,927
		7,996,563
Electric Utilities - 2.2%
American Electric Power Co., Inc.	22,039	1,423,058
Edison International	18,855	1,371,136

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Entergy Corp.	17,055	1,333,701
Exelon Corp.	43,845	1,490,730
FirstEnergy Corp.	41,018	1,342,519
Pinnacle West Capital Corp.	2,673	200,582
Xcel Energy, Inc.	31,637	1,308,506
		8,470,232
Electrical Equipment - 0.3%
AMETEK, Inc.	22,126	1,078,642

Electronic Equipment, Instruments & Components - 0.0%(b)
Knowles Corp.*	1	7

Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc.	8,054	148,758
Halliburton Co.	35,731	1,536,790
Schlumberger Ltd.	7,051	557,029
Transocean Ltd.*	15,187	147,314
		2,389,891
Equity Real Estate Investment Trusts (REITs) - 4.7%
Apartment Investment & Management Co., Class A	27,327	1,234,634
AvalonBay Communities, Inc.	8,025	1,404,455
Equity Residential	22,429	1,454,969
Extra Space Storage, Inc.	15,381	1,238,940
Host Hotels & Resorts, Inc.	24,484	436,305
Iron Mountain, Inc.	30,931	1,188,060
Kimco Realty Corp.	41,047	1,233,462
Macerich Co. (The)	14,706	1,204,274
Prologis, Inc.	28,669	1,522,611
Public Storage	7,080	1,585,495
Realty Income Corp.	19,112	1,256,232
SL Green Realty Corp.	1,371	161,394
Ventas, Inc.	19,826	1,440,755
Vornado Realty Trust	13,122	1,355,634
Welltower, Inc.	19,496	1,496,318
Weyerhaeuser Co.	6,195	197,311
		18,410,849
Food & Staples Retailing - 2.1%
CVS Health Corp.	27,417	2,560,748
Kroger Co. (The)	49,048	1,569,045
Walgreens Boots Alliance, Inc.	24,615	1,986,677
Wal-Mart Stores, Inc.	12,996	928,434
Whole Foods Market, Inc.	35,165	1,068,313
		8,113,217
Food Products - 2.5%
Archer-Daniels-Midland Co.	34,028	1,489,065
Campbell Soup Co.	18,821	1,142,811
Hershey Co. (The)	1,578	157,626
Hormel Foods Corp.	26,203	1,002,527
JM Smucker Co. (The)	9,148	1,297,095
Kraft Heinz Co. (The)	21,645	1,937,011
McCormick & Co., Inc.	11,880	1,211,285
Mondelez International, Inc., Class A	3,257	146,630
Tyson Foods, Inc., Class A	19,668	1,486,311
		9,870,361
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	3,160	132,783
Baxter International, Inc.	31,503	1,472,135
Becton Dickinson and Co.	9,464	1,677,116
DENTSPLY SIRONA, Inc.	15,368	944,517
Hologic, Inc.*	33,032	1,269,089
Intuitive Surgical, Inc.*	1,058	726,232
Medtronic plc	8,650	752,810
St Jude Medical, Inc.	1,755	136,750
		7,111,432
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	15,658	1,361,776
Anthem, Inc.	10,729	1,341,983
Cardinal Health, Inc.	18,453	1,470,151
Centene Corp.*	2,020	137,946
Express Scripts Holding Co.*	24,505	1,781,513
HCA Holdings, Inc.*	15,314	1,156,973
Patterson Cos., Inc.	25,839	1,188,594
Quest Diagnostics, Inc.	3,184	263,699
UnitedHealth Group, Inc.	6,557	892,080
Universal Health Services, Inc., Class B	5,719	689,311
		10,284,026
Health Care Technology - 0.4%
Cerner Corp.*	21,427	1,382,899

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	31,440	1,502,832
Chipotle Mexican Grill, Inc.*	358	148,115
Darden Restaurants, Inc.	20,137	1,241,245
Marriott International, Inc., Class A	18,619	1,328,093
McDonald’s Corp.	5,228	604,670
Royal Caribbean Cruises Ltd.	18,023	1,281,616
Starbucks Corp.	4,365	245,444
Wyndham Worldwide Corp.	13,954	987,804
		7,339,819
Household Durables - 1.0%
DR Horton, Inc.	38,261	1,226,648
Harman International Industries, Inc.	3,824	323,855
Lennar Corp., Class A	26,954	1,274,924
Whirlpool Corp.	6,019	1,075,234
		3,900,661
Household Products - 1.3%
Church & Dwight Co., Inc.	13,084	1,300,811
Clorox Co. (The)	9,288	1,217,100
Procter & Gamble Co. (The)	28,758	2,510,861
		5,028,772
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	15,823	190,984
NRG Energy, Inc.	93,594	1,133,423
Talen Energy Corp.*	1	14
		1,324,421
Industrial Conglomerates - 1.6%
3M Co.	2,952	529,117
General Electric Co.	106,639	3,331,402
Honeywell International, Inc.	20,220	2,359,876
		6,220,395
Insurance - 4.1%
Aflac, Inc.	21,238	1,575,435
Allstate Corp. (The)	21,290	1,468,158
Aon plc	11,392	1,268,499
Assurant, Inc.	13,439	1,203,462
Loews Corp.	28,153	1,178,484
Marsh & McLennan Cos., Inc.	8,782	593,927
Principal Financial Group, Inc.	28,212	1,384,363
Progressive Corp. (The)	39,878	1,298,428
Prudential Financial, Inc.	19,228	1,526,319
Torchmark Corp.	19,698	1,274,067
Unum Group	34,201	1,217,898
Willis Towers Watson plc	7,514	931,811
XL Group Ltd.	37,372	1,279,243
		16,200,094
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc.*	4,319	3,322,002
Expedia, Inc.	8,477	925,010
		4,247,012
Internet Software & Services - 3.2%
Akamai Technologies, Inc.*	18,232	1,000,937
Alphabet, Inc., Class A*	4,544	3,589,078
Alphabet, Inc., Class C*	2,999	2,300,383
Facebook, Inc., Class A*	38,993	4,917,797

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
VeriSign, Inc.*	9,181	683,526
		12,491,721
IT Services - 2.3%
Accenture plc, Class A	1,251	143,865
Alliance Data Systems Corp.*	701	143,410
Cognizant Technology Solutions Corp., Class A*	26,606	1,528,249
CSRA, Inc.	37,258	945,981
International Business Machines Corp.	6,212	986,962
MasterCard, Inc., Class A	3,584	346,322
Total System Services, Inc.	21,567	1,062,175
Visa, Inc., Class A	14,446	1,168,681
Western Union Co. (The)	61,457	1,322,555
Xerox Corp.	129,136	1,271,990
		8,920,190
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	27,643	1,298,668
PerkinElmer, Inc.	22,409	1,193,279
		2,491,947
Machinery - 1.5%
Ingersoll-Rand plc	20,579	1,399,166
PACCAR, Inc.	22,218	1,329,525
Pentair plc	18,032	1,154,950
Snap-on, Inc.	8,143	1,248,240
Stanley Black & Decker, Inc.	7,190	889,763
		6,021,644
Media - 3.1%
Comcast Corp., Class A	20,837	1,359,823
Discovery Communications, Inc., Class A*	46,220	1,179,072
Interpublic Group of Cos., Inc. (The)	13,664	316,185
News Corp., Class A	91,780	1,290,427
Omnicom Group, Inc.	16,140	1,390,138
Scripps Networks Interactive, Inc., Class A	18,721	1,186,350
TEGNA, Inc.	31,931	646,922
Time Warner, Inc.	20,202	1,584,039
Twenty-First Century Fox, Inc., Class A	45,268	1,110,877
Twenty-First Century Fox, Inc., Class B	14,146	351,528
Viacom, Inc., Class B	10,907	439,988
Walt Disney Co. (The)	14,409	1,361,074
		12,216,423
Metals & Mining - 0.4%
Newmont Mining Corp.	8,759	334,944
Nucor Corp.	25,221	1,223,471
		1,558,415
Multiline Retail - 1.0%
Dollar Tree, Inc.*	10,656	881,251
Kohl’s Corp.	10,422	462,528
Macy’s, Inc.	24,086	871,432
Target Corp.	22,964	1,611,843
		3,827,054
Multi-Utilities - 2.1%
Ameren Corp.	25,832	1,276,617
CenterPoint Energy, Inc.	51,870	1,165,519
Consolidated Edison, Inc.	17,240	1,297,310
DTE Energy Co.	14,533	1,350,116
NiSource, Inc.	45,520	1,089,749
Public Service Enterprise Group, Inc.	12,911	552,074
WEC Energy Group, Inc.	22,928	1,372,929
		8,104,314
Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.	23,957	590,061
Chesapeake Energy Corp.*	31,370	199,199
Chevron Corp.	38,958	3,918,396
Cimarex Energy Co.	10,380	1,372,028
Devon Energy Corp.	13,314	576,896
EOG Resources, Inc.	3,142	278,036
Exxon Mobil Corp.	50,638	4,412,595
Kinder Morgan, Inc.	35,895	784,306
Marathon Petroleum Corp.	12,261	521,215
Newfield Exploration Co.*	8,741	379,010
Occidental Petroleum Corp.	26,963	2,072,106
ONEOK, Inc.	28,345	1,329,097
Phillips 66	19,511	1,530,638
Southwestern Energy Co.*	10,631	147,877
Spectra Energy Corp.	11,329	403,539
Tesoro Corp.	14,449	1,089,744
Valero Energy Corp.	17,544	971,060
Williams Cos., Inc. (The)	19,734	551,368
		21,127,171
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	14,237	1,270,367

Pharmaceuticals - 3.6%
AbbVie, Inc.	31,224	2,001,458
Allergan plc*	1,407	329,998
Bristol-Myers Squibb Co.	21,641	1,241,977
Eli Lilly & Co.	2,182	169,650
Endo International plc*	6,353	131,507
Johnson & Johnson	32,402	3,866,855
Mallinckrodt plc*	11,693	871,596
Merck & Co., Inc.	24,939	1,565,920
Mylan NV*	8,490	359,636
Perrigo Co. plc	5,050	459,500
Pfizer, Inc.	88,817	3,090,832
		14,088,929
Professional Services - 0.9%
Dun & Bradstreet Corp. (The)	5,026	691,829
Equifax, Inc.	10,140	1,337,466
Robert Half International, Inc.	25,820	989,681
Verisk Analytics, Inc.*	7,445	618,307
		3,637,283
Road & Rail - 0.7%
CSX Corp.	54,585	1,543,664
Ryder System, Inc.	18,087	1,185,060
Union Pacific Corp.	1,532	146,352
		2,875,076
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	6,988	437,169
Applied Materials, Inc.	29,703	886,338
First Solar, Inc.*	10,792	408,154
Intel Corp.	45,813	1,644,229
KLA-Tencor Corp.	18,905	1,309,360
Lam Research Corp.	15,215	1,419,864
Micron Technology, Inc.*	95,613	1,576,658
NVIDIA Corp.	9,032	554,023
QUALCOMM, Inc.	15,503	977,774
Skyworks Solutions, Inc.	9,234	691,257
Texas Instruments, Inc.	20,878	1,451,856
		11,356,682
Software - 2.9%
CA, Inc.	37,092	1,257,790
Citrix Systems, Inc.*	15,542	1,355,262
Electronic Arts, Inc.*	9,470	769,248
Intuit, Inc.	13,845	1,543,025
Microsoft Corp.	98,565	5,663,545
Oracle Corp.	19,811	816,610
		11,405,480
Specialty Retail - 3.0%
AutoNation, Inc.*	20,739	981,992
Bed Bath & Beyond, Inc.	26,151	1,212,622

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Best Buy Co., Inc.	32,033	1,232,630
Foot Locker, Inc.	7,247	475,693
Gap, Inc. (The)	27,013	671,813
Home Depot, Inc. (The)	11,136	1,493,560
L Brands, Inc.	15,677	1,194,744
O’Reilly Automotive, Inc.*	491	137,456
Ross Stores, Inc.	19,625	1,221,460
Signet Jewelers Ltd.	7,468	612,227
Staples, Inc.	45,387	388,513
Tractor Supply Co.	9,673	812,048
Ulta Salon Cosmetics & Fragrance, Inc.*	4,668	1,153,976
Urban Outfitters, Inc.*	5,854	209,866
		11,798,600
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	72,159	7,656,070
Hewlett Packard Enterprise Co.	26,871	577,189
HP, Inc.	105,559	1,516,883
Seagate Technology plc	5,995	202,271
		9,952,413
Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings Ltd.*	15,383	752,998
NIKE, Inc., Class B	2,569	148,077
PVH Corp.	7,617	820,808
Ralph Lauren Corp.	5,543	574,366
		2,296,249
Tobacco - 0.8%
Altria Group, Inc.	13,723	906,953
Philip Morris International, Inc.	12,575	1,256,620
Reynolds American, Inc.	22,720	1,126,230
		3,289,803
Trading Companies & Distributors - 0.2%
United Rentals, Inc.*	7,670	631,318

Water Utilities - 0.3%
American Water Works Co., Inc.	17,152	1,269,076

TOTAL COMMON STOCKS (Cost $346,662,846)		368,529,165

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 2.9%

REPURCHASE AGREEMENT(c) - 2.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $11,556,569 (Cost $11,556,471)	11,556,471	11,556,471

Total Investments - 96.7% (Cost $358,219,317)		380,085,636
Other Assets Less Liabilities - 3.3%		13,024,335
Net assets - 100.0%		393,109,971

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $74,960,693.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,215,421
Aggregate gross unrealized depreciation	(13,384,491)
Net unrealized appreciation	$20,830,930
Federal income tax cost of investments	$359,254,706

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,072,709)	11/7/2016	Deutsche Bank AG	(0.04)%	Credit Suisse 130/30 Large Cap Index (short portion)	$(132,284)
128,838,026	1/8/2018	Deutsche Bank AG	0.54%	Credit Suisse 130/30 Large Cap Index (long portion)	10,601,715
(117,135,681)	11/7/2016	Goldman Sachs International	(0.54)%	Credit Suisse 130/30 Large Cap Index (short portion)	(1,257,086)
(255,220)	11/7/2016	Societe Generale	(0.31)%	Credit Suisse 130/30 Large Cap Index (short portion)	(12,477)
5,132,229	1/8/2018	Societe Generale	0.71%	Credit Suisse 130/30 Large Cap Index (long portion)	551,836
(230,950)	11/6/2017	UBS AG	(0.51)%	Credit Suisse 130/30 Large Cap Index (short portion)	(260,247)
9,204,082	11/6/2017	UBS AG	0.86%	Credit Suisse 130/30 Large Cap Index (long portion)	544,397
$24,479,777					$10,035,854

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

S&P 500 Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Beverages - 5.9%
Brown-Forman Corp., Class B	989,124	48,021,970
Coca-Cola Co. (The)	1,077,936	46,814,760
PepsiCo, Inc.	452,438	48,297,757
		143,134,487
Capital Markets - 6.1%
Franklin Resources, Inc.	1,404,656	51,269,944
S&P Global, Inc.	421,123	52,025,535
T Rowe Price Group, Inc.	666,511	46,349,175
		149,644,654
Chemicals - 8.1%
Air Products & Chemicals, Inc.	332,381	51,725,131
Ecolab, Inc.	411,613	50,648,980
PPG Industries, Inc.	458,912	48,589,603
Sherwin-Williams Co. (The)	168,274	47,741,016
		198,704,730
Commercial Services & Supplies - 2.2%
Cintas Corp.	457,635	53,776,689

Distributors - 2.1%
Genuine Parts Co.	494,513	50,845,827

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,145,948	46,846,354

Electrical Equipment - 1.9%
Emerson Electric Co.	885,178	46,631,177

Equity Real Estate Investment Trusts (REITs) - 2.0%
HCP, Inc.	1,269,967	49,947,802

Food & Staples Retailing - 6.0%
Sysco Corp.	948,393	49,183,661
Walgreens Boots Alliance, Inc.	607,275	49,013,165
Wal-Mart Stores, Inc.	671,676	47,984,534
		146,181,360
Food Products - 6.1%
Archer-Daniels-Midland Co.	1,129,959	49,447,006
Hormel Foods Corp.	1,339,526	51,250,264
McCormick & Co., Inc.	473,831	48,311,809
		149,009,079
Health Care Equipment & Supplies - 8.0%
Abbott Laboratories	1,144,354	48,085,755
Becton Dickinson and Co.	284,459	50,408,979
CR Bard, Inc.	214,791	47,434,444
Medtronic plc	567,184	49,362,024
		195,291,202
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	595,273	47,425,400

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.	385,169	44,548,646

Household Durables - 2.0%
Leggett & Platt, Inc.	923,916	48,487,112

Household Products - 8.0%
Clorox Co. (The)	365,453	47,888,961
Colgate-Palmolive Co.	662,133	49,222,967
Kimberly-Clark Corp.	366,944	46,990,849
Procter & Gamble Co. (The)	576,317	50,318,237
		194,421,014
Industrial Conglomerates - 2.0%
3M Co.	273,786	49,073,403

Insurance - 4.1%
Aflac, Inc.	672,223	49,865,502
Cincinnati Financial Corp.	659,569	50,859,366
		100,724,868
IT Services - 1.9%
Automatic Data Processing, Inc.	517,621	46,487,542

Machinery - 8.3%
Dover Corp.	693,163	50,254,317
Illinois Tool Works, Inc.	431,155	51,242,772
Pentair plc	789,040	50,538,012
Stanley Black & Decker, Inc.	410,007	50,738,366
		202,773,467
Metals & Mining - 1.9%
Nucor Corp.	937,060	45,456,781

Multiline Retail - 1.9%
Target Corp.	659,394	46,282,865

Multi-Utilities - 1.9%
Consolidated Edison, Inc.	608,545	45,793,011

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	467,553	47,026,481
Exxon Mobil Corp.	525,495	45,791,634
		92,818,115
Pharmaceuticals - 4.0%
AbbVie, Inc.	774,201	49,626,284
Johnson & Johnson	395,119	47,153,502
		96,779,786
Specialty Retail - 1.9%
Lowe’s Cos., Inc.	612,546	46,896,522

Textiles, Apparel & Luxury Goods - 2.0%
VF Corp.	792,075	49,148,254

Trading Companies & Distributors - 2.1%
WW Grainger, Inc.	226,779	52,308,844

TOTAL COMMON STOCKS (Cost $2,259,718,241)		2,439,438,991

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.0%(a)

REPURCHASE AGREEMENT(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,126,906 (Cost $1,126,897)	1,126,897	1,126,897

Total Investments - 99.8% (Cost $2,260,845,138)		2,440,565,888
Other Assets Less Liabilities - 0.2%		3,886,521
Net assets - 100.0%		2,444,452,409

See accompanying notes to schedules of portfolio investments.

(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,220,844
Aggregate gross unrealized depreciation	(17,458,170)
Net unrealized appreciation	$177,762,674
Federal income tax cost of investments	$2,262,803,214

See accompanying notes to schedules of portfolio investments.

S&P MidCap 400 Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 9.3%
Bank of the Ozarks, Inc.	98,071	3,842,422
Commerce Bancshares, Inc.	76,207	3,862,171
Cullen/Frost Bankers, Inc.	53,066	3,868,511
Prosperity Bancshares, Inc.	68,053	3,774,900
		15,348,004
Building Products - 2.4%
AO Smith Corp.	40,842	3,940,436

Capital Markets - 6.7%
Eaton Vance Corp.	97,182	3,890,196
FactSet Research Systems, Inc.	21,545	3,835,656
SEI Investments Co.	71,433	3,293,061
		11,018,913
Chemicals - 4.6%
RPM International, Inc.	71,083	3,876,156
Valspar Corp. (The)	34,176	3,602,492
		7,478,648
Commercial Services & Supplies - 2.3%
MSA Safety, Inc.	65,284	3,802,793

Containers & Packaging - 6.6%
AptarGroup, Inc.	45,466	3,545,438
Bemis Co., Inc.	69,860	3,674,636
Sonoco Products Co.	71,096	3,664,288
		10,884,362

Equity Real Estate Investment Trusts (REITs) - 4.3%
National Retail Properties, Inc.	70,141	3,514,064
Tanger Factory Outlet Centers, Inc.	87,741	3,565,794
		7,079,858
Food & Staples Retailing - 2.2%
Casey’s General Stores, Inc.	27,396	3,597,369

Food Products - 4.6%
Lancaster Colony Corp.	28,298	3,806,930
Tootsie Roll Industries, Inc.	96,362	3,670,428
		7,477,358
Gas Utilities - 10.7%
Atmos Energy Corp.	45,433	3,348,412
National Fuel Gas Co.	64,856	3,700,683
Questar Corp.	145,330	3,634,703
UGI Corp.	80,535	3,662,732
WGL Holdings, Inc.	50,953	3,201,887
		17,548,417
Health Care Equipment & Supplies - 2.3%
West Pharmaceutical Services, Inc.	46,886	3,836,681

Health Care Providers & Services - 2.1%
Owens & Minor, Inc.	102,637	3,527,634

Industrial Conglomerates - 2.2%
Carlisle Cos., Inc.	34,185	3,584,639

Insurance - 8.9%
Brown & Brown, Inc.	98,678	3,697,465
Mercury General Corp.	65,993	3,583,420
Old Republic International Corp.	183,081	3,520,647
RenaissanceRe Holdings Ltd.	31,250	3,740,625
		14,542,157
Leisure Products - 2.0%
Polaris Industries, Inc.	37,883	3,282,183

Machinery - 11.7%
CLARCOR, Inc.	58,839	3,852,190
Donaldson Co., Inc.	103,246	3,876,887
Graco, Inc.	49,578	3,652,411
Lincoln Electric Holdings, Inc.	59,430	3,777,371
Nordson Corp.	41,511	4,098,381
		19,257,240
Media - 4.4%
John Wiley & Sons, Inc., Class A	64,151	3,729,098
Meredith Corp.	64,757	3,434,711
		7,163,809
Multi-Utilities - 6.3%
Black Hills Corp.	58,061	3,397,149
MDU Resources Group, Inc.	148,395	3,497,670
Vectren Corp.	70,495	3,447,911
		10,342,730
Software - 2.2%
CDK Global, Inc.	63,166	3,662,365

Water Utilities - 2.0%
Aqua America, Inc.	105,846	3,218,777

Wireless Telecommunication Services - 2.0%
Telephone & Data Systems, Inc.	115,211	3,210,931

TOTAL COMMON STOCKS (Cost $156,902,624)		163,805,304

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.0%(a)

REPURCHASE AGREEMENT(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $73,961 (Cost $73,961)	73,961	73,961

Total Investments - 99.8% (Cost $156,976,585)		163,879,265
Other Assets Less Liabilities - 0.2%		289,407
Net assets - 100.0%		164,168,672

See accompanying notes to schedules of portfolio investments.

(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,559,679
Aggregate gross unrealized depreciation	(1,716,360)
Net unrealized appreciation	$6,843,319
Federal income tax cost of investments	$157,035,946

See accompanying notes to schedules of portfolio investments.

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Banks - 10.7%
BancFirst Corp.	36,241	2,486,132
Community Bank System, Inc.	55,719	2,643,866
Prosperity Bancshares, Inc.	43,896	2,434,911
Southside Bancshares, Inc.	75,627	2,484,347
UMB Financial Corp.	40,527	2,464,042
United Bankshares, Inc.	60,059	2,366,325
		14,879,623
Chemicals - 6.9%
Hawkins, Inc.	51,858	2,265,157
HB Fuller Co.	48,153	2,286,305
Sensient Technologies Corp.	32,179	2,356,468
Stepan Co.	37,906	2,663,276
		9,571,206
Commercial Services & Supplies - 12.7%
ABM Industries, Inc.	61,740	2,372,668
Brady Corp., Class A	72,093	2,414,395
G&K Services, Inc., Class A	29,892	2,909,388
Healthcare Services Group, Inc.	57,422	2,318,126
Matthews International Corp., Class A	41,625	2,560,354
McGrath RentCorp	75,028	2,398,645
MSA Safety, Inc.	45,048	2,624,046
		17,597,622
Diversified Telecommunication Services - 1.4%
ATN International, Inc.	30,506	1,993,262

Electric Utilities - 3.2%
ALLETE, Inc.	37,302	2,212,009
Portland General Electric Co.	53,340	2,246,147
		4,458,156
Electronic Equipment, Instruments & Components - 1.5%
Badger Meter, Inc.	31,461	2,076,111

Equity Real Estate Investment Trusts (REITs) - 5.2%
National Health Investors, Inc.	31,789	2,552,021
Universal Health Realty Income Trust	40,176	2,474,440
Urstadt Biddle Properties, Inc., Class A	97,737	2,219,607
		7,246,068
Food & Staples Retailing - 1.8%
Andersons, Inc. (The)	69,294	2,560,413

Food Products - 6.8%
Calavo Growers, Inc.	35,049	2,066,139
J&J Snack Foods Corp.	20,953	2,556,266
Lancaster Colony Corp.	18,493	2,487,863
Tootsie Roll Industries, Inc.	61,374	2,337,736
		9,448,004
Gas Utilities - 9.6%
Chesapeake Utilities Corp.	38,059	2,422,455
New Jersey Resources Corp.	61,638	2,073,502
Northwest Natural Gas Co.	38,290	2,287,062
South Jersey Industries, Inc.	75,276	2,234,192
Spire, Inc.	34,064	2,203,941
WGL Holdings, Inc.	33,244	2,089,053
		13,310,205
Health Care Equipment & Supplies - 1.7%
Atrion Corp.	5,371	2,427,209

Health Care Providers & Services - 3.2%
National HealthCare Corp.	35,379	2,298,927
Owens & Minor, Inc.	60,981	2,095,917
		4,394,844
Hotels, Restaurants & Leisure - 1.7%
International Speedway Corp., Class A	69,274	2,306,131

Insurance - 5.4%
American Equity Investment Life Holding Co.	146,702	2,584,889
Infinity Property & Casualty Corp.	28,856	2,431,407
RLI Corp.	34,574	2,454,062
		7,470,358
IT Services - 1.8%
Cass Information Systems, Inc.	44,595	2,553,064

Machinery - 5.4%
CLARCOR, Inc.	37,973	2,486,093
Franklin Electric Co., Inc.	71,256	2,725,542
Lindsay Corp.	31,719	2,282,499
		7,494,134
Media - 1.7%
Meredith Corp.	44,416	2,355,825

Multi-Utilities - 4.7%
Avista Corp.	53,384	2,168,458
Black Hills Corp.	36,469	2,133,801
NorthWestern Corp.	37,474	2,166,747
		6,469,006
Specialty Retail - 1.7%
Aaron’s, Inc.	98,545	2,400,556

Tobacco - 3.4%
Universal Corp.	41,088	2,472,265
Vector Group Ltd.	101,778	2,270,667
		4,742,932
Trading Companies & Distributors - 1.6%
GATX Corp.	50,594	2,218,547

Water Utilities - 7.8%
California Water Service Group	71,012	2,165,156
Connecticut Water Service, Inc.	43,635	2,023,355
Middlesex Water Co.	58,248	1,943,736
SJW Corp.	59,947	2,559,137
York Water Co. (The)	75,706	2,142,480
		10,833,864
TOTAL COMMON STOCKS (Cost $133,248,178)		138,807,140

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.0%(a)

REPURCHASE AGREEMENT(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $63,591 (Cost $63,591)	63,591	63,591

Total Investments - 99.9% (Cost $133,311,769)		138,870,731
Other Assets Less Liabilities - 0.1%		131,504
Net assets - 100.0%		139,002,235

See accompanying notes to schedules of portfolio investments.

(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,768,493
Aggregate gross unrealized depreciation	(2,220,638)
Net unrealized appreciation	$5,547,855
Federal income tax cost of investments	$133,322,876

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.7%
BAE Systems plc	89,100	628,399
Cobham plc	290,234	614,653
		1,243,052
Beverages - 1.8%
Diageo plc	21,636	597,479

Biotechnology - 1.7%
Shire plc	9,297	579,713

Capital Markets - 1.8%
Aberdeen Asset Management plc	145,251	609,894

Chemicals - 5.4%
Croda International plc	13,871	601,323
Fuchs Petrolub SE (Preference)	13,430	609,973
Novozymes A/S, Class B	14,114	611,017
		1,822,313
Commercial Services & Supplies - 3.6%
Aggreko plc	44,424	592,876
Babcock International Group plc	45,761	626,901
		1,219,777
Diversified Financial Services - 3.6%
Groupe Bruxelles Lambert SA	6,945	608,512
Mitsubishi UFJ Lease & Finance Co. Ltd.	129,207	605,843
		1,214,355
Electric Utilities - 5.4%
Cheung Kong Infrastructure Holdings Ltd.	71,206	598,069
Red Electrica Corp. SA	28,016	602,370
SSE plc	30,989	610,418
		1,810,857
Food & Staples Retailing - 4.5%
FamilyMart Co. Ltd.	12,816	918,128
Woolworths Ltd.	33,774	601,827
		1,519,955
Food Products - 9.0%
Associated British Foods plc	15,822	630,158
Chocoladefabriken Lindt & Spruengli AG, Class PC	101	585,410
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	620,030
Kerry Group plc, Class A	7,036	596,973
Nestle SA (Registered)	7,483	596,325
		3,028,896
Gas Utilities - 3.6%
APA Group	88,899	617,343
Enagas SA	20,605	604,128
		1,221,471
Health Care Equipment & Supplies - 5.4%
Coloplast A/S, Class B	7,928	602,080
Essilor International SA	4,845	614,348
Sysmex Corp.	9,630	620,990
		1,837,418
Health Care Providers & Services - 7.4%
Fresenius Medical Care AG & Co. KGaA	6,891	608,923
Miraca Holdings, Inc.	12,527	594,044
Ramsay Health Care Ltd.	10,774	671,824
Ryman Healthcare Ltd.	90,117	627,647
		2,502,438
Hotels, Restaurants & Leisure - 1.7%
Compass Group plc	31,360	592,261

Insurance - 1.8%
Prudential plc	34,081	608,610

Media - 7.3%
Pearson plc	54,396	616,603
SES SA, FDR	26,460	606,784
Sky plc	55,452	616,591
WPP plc	26,781	615,918
		2,455,896
Metals & Mining - 1.7%
BHP Billiton plc	44,762	580,327

Multiline Retail - 1.8%
Next plc	8,664	626,935

Oil, Gas & Consumable Fuels - 1.8%
Statoil ASA	37,549	593,322

Personal Products - 1.8%
L’Oreal SA	3,165	596,962

Pharmaceuticals - 10.6%
Galenica AG (Registered)	512	594,567
Novartis AG (Registered)	7,574	596,639
Novo Nordisk A/S, Class B	13,099	612,944
Roche Holding AG	2,435	594,283
Sanofi	7,795	599,644
Teva Pharmaceutical Industries Ltd.	11,398	577,606
		3,575,683
Professional Services - 3.6%
Capita plc	46,392	628,862
Intertek Group plc	13,006	594,655
		1,223,517
Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings plc	27,923	620,240

Specialty Retail - 1.6%
Shimamura Co. Ltd.	4,759	550,734

Tobacco - 1.8%
British American Tobacco plc	9,673	598,597

Trading Companies & Distributors - 3.7%
Ashtead Group plc	39,083	647,515
Bunzl plc	19,606	605,487
		1,253,002
Transportation Infrastructure - 1.8%
Abertis Infraestructuras SA	39,953	617,850

TOTAL COMMON STOCKS (Cost $34,230,699)		33,701,554

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.0%(a)

REPURCHASE AGREEMENT(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $6,774 (Cost $6,774)	6,774	6,774

Total Investments - 99.7% (Cost $34,237,473)		33,708,328
Other Assets Less Liabilities - 0.3%		110,328
Net assets - 100.0%		33,818,656

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,196,384
Aggregate gross unrealized depreciation	(1,768,033)
Net unrealized depreciation	$(571,649)
Federal income tax cost of investments	$34,279,977

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2016:

United Kingdom	41.5%
Switzerland	10.6%
Japan	9.7%
France	7.1%
Australia	5.6%
Denmark	5.4%
Spain	5.4%
Germany	3.6%
New Zealand	1.9%
Belgium	1.8%
Hong Kong	1.8%
Ireland	1.8%
Norway	1.8%
Israel	1.7%
Other (1)	0.3%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 4.3%
BAE Systems plc	23,284	164,216
Cobham plc	75,845	160,623
		324,839
Beverages - 2.0%
Diageo plc	5,654	156,135

Biotechnology - 2.0%
Shire plc	2,429	151,460

Capital Markets - 2.1%
Aberdeen Asset Management plc	37,958	159,382

Chemicals - 6.2%
Croda International plc	3,625	157,148
Fuchs Petrolub SE (Preference)	3,510	159,420
Novozymes A/S, Class B	3,688	159,659
		476,227
Commercial Services & Supplies - 4.2%
Aggreko plc	11,609	154,932
Babcock International Group plc	11,959	163,832
		318,764
Diversified Financial Services - 2.1%
Groupe Bruxelles Lambert SA	1,815	159,028

Electric Utilities - 4.1%
Red Electrica Corp. SA	7,321	157,408
SSE plc	8,098	159,514
		316,922
Food & Staples Retailing - 2.1%
Koninklijke Ahold Delhaize NV*	6,594	157,640

Food Products - 10.4%
Associated British Foods plc	4,135	164,689
Chocoladefabriken Lindt & Spruengli AG, Class PC	31	179,680
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	137,784
Kerry Group plc, Class A	1,839	156,031
Nestle SA (Registered)	1,955	155,795
		793,979
Gas Utilities - 2.1%
Enagas SA	5,385	157,885

Health Care Equipment & Supplies - 4.2%
Coloplast A/S, Class B	2,072	157,355
Essilor International SA	1,266	160,529
		317,884
Health Care Providers & Services - 4.1%
Fresenius Medical Care AG & Co. KGaA	1,801	159,145
Fresenius SE & Co. KGaA	2,150	156,653
		315,798
Hotels, Restaurants & Leisure - 2.0%
Compass Group plc	8,195	154,770

Insurance - 4.2%
Prudential plc	8,906	159,041
Swiss Re AG	1,917	161,937
		320,978
Media - 8.4%
Pearson plc	14,215	161,133
SES SA, FDR	6,915	158,576
Sky plc	14,491	161,131
WPP plc	6,998	160,942
		641,782
Metals & Mining - 2.0%
BHP Billiton plc	11,697	151,648

Multiline Retail - 2.1%
Next plc	2,264	163,825

Oil, Gas & Consumable Fuels - 2.0%
Statoil ASA	9,812	155,042

Personal Products - 2.0%
L’Oreal SA	827	155,983

Pharmaceuticals - 10.3%
Galenica AG (Registered)	134	155,609
Novartis AG (Registered)	1,979	155,895
Novo Nordisk A/S, Class B	3,423	160,173
Roche Holding AG	636	155,222
Sanofi	2,037	156,700
		783,599
Professional Services - 6.3%
Capita plc	12,123	164,332
Intertek Group plc	3,399	155,408
Wolters Kluwer NV	3,756	157,395
		477,135
Semiconductors & Semiconductor Equipment - 2.1%
ARM Holdings plc	7,297	162,085

Tobacco - 2.0%
British American Tobacco plc	2,528	156,441

Trading Companies & Distributors - 4.3%
Ashtead Group plc	10,213	169,206
Bunzl plc	5,124	158,243
		327,449
Transportation Infrastructure - 2.1%
Abertis Infraestructuras SA	10,441	161,464

TOTAL COMMON STOCKS (Cost $7,769,330)		7,618,144

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.0%(a)

REPURCHASE AGREEMENT(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $495 (Cost $495)	495	495

Total Investments - 99.7% (Cost $7,769,825)		7,618,639
Other Assets Less Liabilities - 0.3%		21,334
Net assets - 100.0%		7,639,973

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$207,682
Aggregate gross unrealized depreciation	(364,853)
Net unrealized depreciation	$(157,171)
Federal income tax cost of investments	$7,775,810

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2016:

United Kingdom	48.0%
Switzerland	14.4%
France	8.3%
Denmark	6.3%
Spain	6.2%
Germany	6.2%
Netherlands	4.1%
Belgium	2.1%
Ireland	2.1%
Norway	2.0%
Other (1)	0.3%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Automobiles - 5.5%
Great Wall Motor Co. Ltd., Class H	137,163	133,140
Hyundai Motor Co. (2nd Preference)	1,500	135,202
Hyundai Motor Co. (Preference)	1,581	135,838
		404,180
Banks - 10.3%
AMMB Holdings Bhd.	109,756	118,809
Bancolombia SA, ADR	3,432	134,775
Bank Central Asia Tbk. PT	114,865	130,322
Capitec Bank Holdings Ltd.	2,963	117,411
First Gulf Bank PJSC	41,227	131,321
Grupo Financiero Inbursa SAB de CV, Class O	75,660	131,956
		764,594
Beverages - 1.7%
Ambev SA, ADR	21,734	128,883

Capital Markets - 1.6%
Coronation Fund Managers Ltd.	24,856	117,906

Chemicals - 1.9%
Asian Paints Ltd.	8,041	139,027

Commercial Services & Supplies - 1.8%
China Everbright International Ltd.	102,330	130,855

Construction & Engineering - 1.8%
Larsen & Toubro Ltd., GDR	6,027	135,607

Construction Materials - 3.5%
Grupo Argos SA	19,584	129,932
Indocement Tunggal Prakarsa Tbk. PT	97,230	129,738
		259,670
Consumer Finance - 3.7%
Gentera SAB de CV	67,803	131,448
Mahindra & Mahindra Financial Services Ltd.	26,558	141,276
		272,724
Diversified Financial Services - 3.6%
Grupo de Inversiones Suramericana SA	9,868	128,284
Power Finance Corp. Ltd.(a)	28,221	52,127
Power Finance Corp. Ltd.*	47,325	87,414
		267,825
Electronic Equipment, Instruments & Components - 1.8%
Simplo Technology Co. Ltd.	39,644	130,562

Energy Equipment & Services - 1.7%
China Oilfield Services Ltd., Class H	162,316	127,425

Equity Real Estate Investment Trusts (REITs) - 1.5%
Resilient REIT Ltd.	13,767	110,496

Food & Staples Retailing - 6.6%
BIM Birlesik Magazalar A/S	7,610	130,459
Dongsuh Cos., Inc.	4,761	131,728
Shoprite Holdings Ltd.	8,910	114,239
SPAR Group Ltd. (The)	8,676	113,304
		489,730
Gas Utilities - 5.4%
China Gas Holdings Ltd.	79,173	134,514
China Resources Gas Group Ltd.	38,355	128,550
ENN Energy Holdings Ltd.	24,000	134,424
		397,488
Health Care Providers & Services - 1.9%
Bangkok Dusit Medical Services PCL, Class F	202,931	137,767

Household Products - 1.8%
Unilever Indonesia Tbk. PT	38,817	133,584

Independent Power and Renewable Electricity Producers - 1.7%
China Power International Development Ltd.	324,633	122,613

Industrial Conglomerates - 1.6%
Bidvest Group Ltd. (The)	11,495	118,844

Insurance - 1.6%
Discovery Ltd.	14,692	119,758

Internet Software & Services - 1.8%
Tencent Holdings Ltd.	5,132	133,501

IT Services - 3.6%
Infosys Ltd., ADR	8,534	135,349
Tata Consultancy Services Ltd.	3,439	128,959
		264,308
Leisure Products - 1.8%
Merida Industry Co. Ltd.	32,478	132,551

Oil, Gas & Consumable Fuels - 5.1%
Lukoil PJSC	2,928	130,452
Qatar Gas Transport Co. Ltd.	19,450	133,536
Rosneft OAO	22,346	117,809
		381,797
Personal Products - 1.8%
Hengan International Group Co. Ltd.	15,410	130,410

Pharmaceuticals - 1.7%
Lupin Ltd.	5,681	125,734

Real Estate Management & Development - 3.5%
China Overseas Land & Investment Ltd.	38,355	126,819
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	80,120	133,159
		259,978
Semiconductors & Semiconductor Equipment - 1.9%
Vanguard International Semiconductor Corp.	76,766	143,949

Specialty Retail - 2.8%
Mr Price Group Ltd.	8,010	100,504
Truworths International Ltd.	21,421	110,951
		211,455
Technology Hardware, Storage & Peripherals - 5.5%
Chicony Electronics Co. Ltd.	54,691	135,303
Foxconn Technology Co. Ltd.*	49,848	139,817
Lenovo Group Ltd.	196,878	132,732
		407,852
Textiles, Apparel & Luxury Goods - 1.7%
Belle International Holdings Ltd.	195,024	126,705

Thrifts & Mortgage Finance - 3.7%
Housing Development Finance Corp. Ltd.	6,539	137,229
LIC Housing Finance Ltd.	16,166	138,330
		275,559
Tobacco - 1.9%
ITC Ltd.	35,681	138,552

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Wireless Telecommunication Services - 1.7%
Advanced Info Service PCL	26,900	128,611

TOTAL COMMON STOCKS (Cost $6,886,573)		7,370,500

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.4%

REPURCHASE AGREEMENT(b) - 0.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $31,869 (Cost $31,869)	31,869	31,869

Total Investments - 99.9% (Cost $6,918,442)		7,402,369
Other Assets Less Liabilities - 0.1%		4,291
Net assets - 100.0%		7,406,660

*	Non-income producing security.
(a)

Security fair valued as of 8/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 8/31/2016 amounted to $52,127, which represents approximately 0.70% of net assets of the fund.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$653,239
Aggregate gross unrealized depreciation	(178,180)
Net unrealized appreciation	$475,059
Federal income tax cost of investments	$6,927,310

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2016:

China	22.9%
India	18.4%
South Africa	13.8%
Taiwan	9.2%
South Korea	5.4%
Indonesia	5.3%
Colombia	5.3%
Thailand	3.6%
Mexico	3.6%
Russia	3.3%
Qatar	1.8%
United Arab Emirates	1.8%
Turkey	1.8%
Brazil	1.7%
Malaysia	1.6%
Other (1)	0.5%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.3%
Boeing Co. (The)	307	39,741
General Dynamics Corp.	147	22,377
L-3 Communications Holdings, Inc.	39	5,804
Lockheed Martin Corp.	134	32,558
Northrop Grumman Corp.	92	19,511
Raytheon Co.	152	21,300
Rockwell Collins, Inc.	67	5,607
Textron, Inc.	138	5,637
TransDigm Group, Inc.*	27	7,700
United Technologies Corp.	398	42,359
		202,594
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	73	5,068
Expeditors International of Washington, Inc.	93	4,710
FedEx Corp.	128	21,111
United Parcel Service, Inc., Class B	353	38,555
		69,444
Airlines - 0.5%
Alaska Air Group, Inc.	63	4,254
American Airlines Group, Inc.	271	9,837
Delta Air Lines, Inc.	395	14,516
Southwest Airlines Co.	327	12,060
United Continental Holdings, Inc.*	172	8,671
		49,338
Auto Components - 0.4%
BorgWarner, Inc.	111	3,817
Delphi Automotive plc	140	9,892
Goodyear Tire & Rubber Co. (The)	136	3,992
Johnson Controls, Inc.	332	14,568
		32,269
Automobiles - 0.6%
Ford Motor Co.	1,998	25,175
General Motors Co.	717	22,887
Harley-Davidson, Inc.	93	4,901
		52,963
Banks - 6.0%
Bank of America Corp.	5,259	84,880
BB&T Corp.	420	16,170
Citigroup, Inc.	1,503	71,753
Citizens Financial Group, Inc.	271	6,713
Comerica, Inc.	90	4,256
Fifth Third Bancorp	393	7,923
Huntington Bancshares, Inc.	555	5,555
JPMorgan Chase & Co.	1,872	126,360
KeyCorp	554	6,958
M&T Bank Corp.	81	9,585
People’s United Financial, Inc.	159	2,584
PNC Financial Services Group, Inc. (The)	256	23,066
Regions Financial Corp.	649	6,470
SunTrust Banks, Inc.	257	11,326
US Bancorp	831	36,689
Wells Fargo & Co.	2,365	120,142
Zions Bancorp	105	3,212
		543,642
Beverages - 2.4%
Brown-Forman Corp., Class B	102	4,952
Coca-Cola Co. (The)	1,993	86,556
Constellation Brands, Inc., Class A	90	14,765
Dr Pepper Snapple Group, Inc.	95	8,902
Molson Coors Brewing Co., Class B	94	9,618
Monster Beverage Corp.*	72	11,080
PepsiCo, Inc.	739	78,888
		214,761
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc.*	115	14,474
Amgen, Inc.	385	65,473
Biogen, Inc.*	112	34,230
Celgene Corp.*	397	42,376
Gilead Sciences, Inc.	682	53,455
Regeneron Pharmaceuticals, Inc.*	40	15,702
Vertex Pharmaceuticals, Inc.*	127	12,003
		237,713
Building Products - 0.2%
Allegion plc	49	3,490
Fortune Brands Home & Security, Inc.	79	5,021
Masco Corp.	170	6,032
		14,543
Capital Markets - 2.8%
Affiliated Managers Group, Inc.*	28	3,977
Ameriprise Financial, Inc.	85	8,592
Bank of New York Mellon Corp. (The)	551	22,960
BlackRock, Inc.	64	23,860
Charles Schwab Corp. (The)	616	19,379
CME Group, Inc.	173	18,744
E*TRADE Financial Corp.*	143	3,772
Franklin Resources, Inc.	189	6,899
Goldman Sachs Group, Inc. (The)	198	33,553
Intercontinental Exchange, Inc.	61	17,203
Invesco Ltd.	214	6,675
Legg Mason, Inc.	54	1,868
Moody’s Corp.	87	9,456
Morgan Stanley	774	24,814
Nasdaq, Inc.	59	4,201
Northern Trust Corp.	110	7,765
S&P Global, Inc.	135	16,678
State Street Corp.	203	14,259
T Rowe Price Group, Inc.	127	8,832
		253,487
Chemicals - 2.3%
Air Products & Chemicals, Inc.	100	15,562
Albemarle Corp.	57	4,558
CF Industries Holdings, Inc.	119	3,094
Dow Chemical Co. (The)	575	30,843
Eastman Chemical Co.	76	5,160
Ecolab, Inc.	135	16,612
EI du Pont de Nemours & Co.	447	31,111
FMC Corp.	68	3,192
International Flavors & Fragrances, Inc.	41	5,682
LyondellBasell Industries NV, Class A	175	13,806
Monsanto Co.	224	23,856
Mosaic Co. (The)	179	5,382
PPG Industries, Inc.	136	14,400
Praxair, Inc.	146	17,818
Sherwin-Williams Co. (The)	40	11,348
		202,424
Commercial Services & Supplies - 0.4%
Cintas Corp.	44	5,171
Pitney Bowes, Inc.	97	1,820
Republic Services, Inc.	121	6,113
Stericycle, Inc.*	43	3,697
Tyco International plc	218	9,522
Waste Management, Inc.	212	13,555
		39,878
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,575	80,958
F5 Networks, Inc.*	34	4,173
Harris Corp.	64	5,951
Juniper Networks, Inc.	181	4,177

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Motorola Solutions, Inc.	81	6,236
		101,495
Construction & Engineering - 0.1%
Fluor Corp.	71	3,685
Jacobs Engineering Group, Inc.*	62	3,267
Quanta Services, Inc.*	77	1,981
		8,933
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	33	6,040
Vulcan Materials Co.	68	7,743
		13,783
Consumer Finance - 0.8%
American Express Co.	414	27,150
Capital One Financial Corp.	262	18,759
Discover Financial Services	211	12,660
Navient Corp.	169	2,430
Synchrony Financial	427	11,884
		72,883
Containers & Packaging - 0.4%
Avery Dennison Corp.	46	3,562
Ball Corp.	89	7,048
International Paper Co.	211	10,232
Owens-Illinois, Inc.*	83	1,488
Sealed Air Corp.	101	4,760
WestRock Co.	129	6,179
		33,269
Distributors - 0.1%
Genuine Parts Co.	77	7,917
LKQ Corp.*	157	5,666
		13,583
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	115	2,491

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B*	959	144,320
Leucadia National Corp.	171	3,275
		147,595
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	3,152	128,854
CenturyLink, Inc.	280	7,784
Frontier Communications Corp.	601	2,764
Level 3 Communications, Inc.*	148	7,345
Verizon Communications, Inc.	2,087	109,213
		255,960
Electric Utilities - 2.2%
Alliant Energy Corp.	116	4,402
American Electric Power Co., Inc.	252	16,272
Duke Energy Corp.	353	28,120
Edison International	167	12,144
Entergy Corp.	92	7,194
Eversource Energy	162	8,743
Exelon Corp.	472	16,048
FirstEnergy Corp.	217	7,102
NextEra Energy, Inc.	236	28,542
PG&E Corp.	254	15,733
Pinnacle West Capital Corp.	57	4,277
PPL Corp.	347	12,069
Southern Co. (The)	481	24,690
Xcel Energy, Inc.	260	10,754
		196,090
Electrical Equipment - 0.6%
Acuity Brands, Inc.	22	6,053
AMETEK, Inc.	119	5,801
Eaton Corp. plc	234	15,570
Emerson Electric Co.	329	17,332
Rockwell Automation, Inc.	67	7,767
		52,523
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	158	9,845
Corning, Inc.	551	12,502
FLIR Systems, Inc.	70	2,158
TE Connectivity Ltd.	183	11,634
		36,139
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	217	24,603
Apartment Investment & Management Co., Class A	80	3,614
AvalonBay Communities, Inc.	70	12,251
Boston Properties, Inc.	79	11,070
Crown Castle International Corp.	172	16,300
Digital Realty Trust, Inc.	75	7,432
Equinix, Inc.	36	13,271
Equity Residential	187	12,131
Essex Property Trust, Inc.	33	7,494
Extra Space Storage, Inc.	64	5,155
Federal Realty Investment Trust	36	5,724
General Growth Properties, Inc.	298	8,684
HCP, Inc.	239	9,400
Host Hotels & Resorts, Inc.	383	6,825
Iron Mountain, Inc.	122	4,686
Kimco Realty Corp.	215	6,461
Macerich Co. (The)	65	5,323
Prologis, Inc.	269	14,287
Public Storage	75	16,796
Realty Income Corp.	132	8,676
Simon Property Group, Inc.	158	34,044
SL Green Realty Corp.	51	6,004
UDR, Inc.	137	4,957
Ventas, Inc.	173	12,572
Vornado Realty Trust	91	9,401
Welltower, Inc.	183	14,045
Weyerhaeuser Co.	382	12,167
		293,373
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	224	36,308
CVS Health Corp.	550	51,370
Kroger Co. (The)	488	15,611
Sysco Corp.	268	13,899
Walgreens Boots Alliance, Inc.	442	35,674
Wal-Mart Stores, Inc.	782	55,866
Whole Foods Market, Inc.	164	4,982
		213,710
Food Products - 1.9%
Archer-Daniels-Midland Co.	301	13,172
Campbell Soup Co.	92	5,586
ConAgra Foods, Inc.	223	10,394
General Mills, Inc.	304	21,529
Hershey Co. (The)	72	7,192
Hormel Foods Corp.	138	5,280
JM Smucker Co. (The)	61	8,649
Kellogg Co.	129	10,605
Kraft Heinz Co. (The)	305	27,294
McCormick & Co., Inc.	59	6,016
Mead Johnson Nutrition Co.	96	8,167
Mondelez International, Inc., Class A	795	35,791
Tyson Foods, Inc., Class A	154	11,638
		171,313
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	752	31,599
Baxter International, Inc.	283	13,225
Becton Dickinson and Co.	109	19,316
Boston Scientific Corp.*	695	16,555

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
CR Bard, Inc.	38	8,392
Danaher Corp.	307	24,993
DENTSPLY SIRONA, Inc.	120	7,375
Edwards Lifesciences Corp.*	108	12,437
Hologic, Inc.*	124	4,764
Intuitive Surgical, Inc.*	19	13,042
Medtronic plc	720	62,662
St Jude Medical, Inc.	146	11,376
Stryker Corp.	161	18,621
Varian Medical Systems, Inc.*	49	4,711
Zimmer Biomet Holdings, Inc.	102	13,220
		262,288
Health Care Providers & Services - 2.8%
Aetna, Inc.	179	20,965
AmerisourceBergen Corp.	94	8,175
Anthem, Inc.	135	16,886
Cardinal Health, Inc.	167	13,305
Centene Corp.*	87	5,941
Cigna Corp.	131	16,802
DaVita, Inc.*	84	5,429
Express Scripts Holding Co.*	324	23,555
HCA Holdings, Inc.*	154	11,635
Henry Schein, Inc.*	42	6,879
Humana, Inc.	76	13,582
Laboratory Corp. of America Holdings*	52	7,120
McKesson Corp.	115	21,231
Patterson Cos., Inc.	43	1,978
Quest Diagnostics, Inc.	72	5,963
UnitedHealth Group, Inc.	487	66,256
Universal Health Services, Inc., Class B	46	5,545
		251,247
Health Care Technology - 0.1%
Cerner Corp.*	154	9,939

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	224	10,707
Chipotle Mexican Grill, Inc.*	15	6,206
Darden Restaurants, Inc.	58	3,575
Marriott International, Inc., Class A	98	6,990
McDonald’s Corp.	449	51,931
Royal Caribbean Cruises Ltd.	86	6,116
Starbucks Corp.	750	42,173
Starwood Hotels & Resorts Worldwide, Inc.	86	6,662
Wyndham Worldwide Corp.	57	4,035
Wynn Resorts Ltd.	42	3,751
Yum! Brands, Inc.	209	18,958
		161,104
Household Durables - 0.6%
DR Horton, Inc.	169	5,418
Garmin Ltd.	60	2,945
Harman International Industries, Inc.	36	3,049
Leggett & Platt, Inc.	69	3,621
Lennar Corp., Class A	94	4,446
Mohawk Industries, Inc.*	33	7,022
Newell Brands, Inc.	247	13,111
PulteGroup, Inc.	161	3,440
Whirlpool Corp.	39	6,967
		50,019
Household Products - 2.1%
Church & Dwight Co., Inc.	66	6,562
Clorox Co. (The)	66	8,649
Colgate-Palmolive Co.	457	33,973
Kimberly-Clark Corp.	184	23,563
Procter & Gamble Co. (The)	1,363	119,003
		191,750
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	337	4,067
NRG Energy, Inc.	161	1,950
		6,017
Industrial Conglomerates - 2.9%
3M Co.	311	55,744
General Electric Co.	4,708	147,078
Honeywell International, Inc.	390	45,517
Roper Technologies, Inc.	52	9,232
		257,571
Insurance - 2.9%
Aflac, Inc.	212	15,726
Allstate Corp. (The)	192	13,240
American International Group, Inc.	573	34,283
Aon plc	136	15,144
Arthur J. Gallagher & Co.	91	4,496
Assurant, Inc.	32	2,866
Chubb Ltd.	238	30,209
Cincinnati Financial Corp.	76	5,860
Hartford Financial Services Group, Inc. (The)	201	8,255
Lincoln National Corp.	122	5,860
Loews Corp.	137	5,735
Marsh & McLennan Cos., Inc.	267	18,057
MetLife, Inc.	562	24,391
Principal Financial Group, Inc.	138	6,772
Progressive Corp. (The)	298	9,703
Prudential Financial, Inc.	226	17,940
Torchmark Corp.	57	3,687
Travelers Cos., Inc. (The)	150	17,806
Unum Group	122	4,344
Willis Towers Watson plc	71	8,805
XL Group Ltd.	146	4,997
		258,176
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	198	152,294
Expedia, Inc.	60	6,547
Netflix, Inc.*	219	21,342
Priceline Group, Inc. (The)*	25	35,418
TripAdvisor, Inc.*	59	3,599
		219,200
Internet Software & Services - 4.8%
Akamai Technologies, Inc.*	90	4,941
Alphabet, Inc., Class A*	150	118,477
Alphabet, Inc., Class C*	151	115,825
eBay, Inc.*	541	17,399
Facebook, Inc., Class A*	1,184	149,326
VeriSign, Inc.*	49	3,648
Yahoo!, Inc.*	447	19,109
		428,725
IT Services - 4.0%
Accenture plc, Class A	319	36,685
Alliance Data Systems Corp.*	30	6,137
Automatic Data Processing, Inc.	233	20,926
Cognizant Technology Solutions Corp., Class A*	310	17,806
CSRA, Inc.	70	1,777
Fidelity National Information Services, Inc.	142	11,265
Fiserv, Inc.*	114	11,748
Global Payments, Inc.	79	6,000
International Business Machines Corp.	452	71,814
MasterCard, Inc., Class A	497	48,025
Paychex, Inc.	164	9,950
PayPal Holdings, Inc.*	565	20,990
Teradata Corp.*	67	2,126

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Total System Services, Inc.	86	4,235
Visa, Inc., Class A	975	78,877
Western Union Co. (The)	251	5,402
Xerox Corp.	487	4,797
		358,560
Leisure Products - 0.1%
Hasbro, Inc.	57	4,659
Mattel, Inc.	174	5,765
		10,424
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	168	7,893
Illumina, Inc.*	75	12,625
PerkinElmer, Inc.	56	2,982
Thermo Fisher Scientific, Inc.	201	30,590
Waters Corp.*	41	6,450
		60,540
Machinery - 1.5%
Caterpillar, Inc.	299	24,503
Cummins, Inc.	81	10,174
Deere & Co.	153	12,936
Dover Corp.	79	5,727
Flowserve Corp.	67	3,241
Fortive Corp.	153	8,058
Illinois Tool Works, Inc.	166	19,729
Ingersoll-Rand plc	132	8,975
PACCAR, Inc.	179	10,711
Parker-Hannifin Corp.	69	8,455
Pentair plc	93	5,957
Snap-on, Inc.	30	4,599
Stanley Black & Decker, Inc.	77	9,529
Xylem, Inc.	92	4,679
		137,273
Media - 2.8%
CBS Corp. (Non-Voting), Class B	213	10,869
Comcast Corp., Class A	1,238	80,792
Discovery Communications, Inc., Class A*	77	1,964
Discovery Communications, Inc., Class C*	122	3,028
Interpublic Group of Cos., Inc. (The)	206	4,767
News Corp., Class A	195	2,742
News Corp., Class B	55	794
Omnicom Group, Inc.	122	10,508
Scripps Networks Interactive, Inc., Class A	49	3,105
TEGNA, Inc.	111	2,249
Time Warner, Inc.	403	31,599
Twenty-First Century Fox, Inc., Class A	561	13,767
Twenty-First Century Fox, Inc., Class B	221	5,492
Viacom, Inc., Class B	177	7,140
Walt Disney Co. (The)	764	72,167
		250,983
Metals & Mining - 0.4%
Alcoa, Inc.	673	6,784
Freeport-McMoRan, Inc.*	681	7,008
Newmont Mining Corp.	272	10,401
Nucor Corp.	163	7,907
		32,100
Multiline Retail - 0.6%
Dollar General Corp.	145	10,645
Dollar Tree, Inc.*	121	10,007
Kohl’s Corp.	94	4,172
Macy’s, Inc.	158	5,716
Nordstrom, Inc.	66	3,330
Target Corp.	302	21,197
		55,067
Multi-Utilities - 1.1%
Ameren Corp.	124	6,128
CenterPoint Energy, Inc.	220	4,943
CMS Energy Corp.	143	6,002
Consolidated Edison, Inc.	156	11,739
Dominion Resources, Inc.	315	23,360
DTE Energy Co.	92	8,547
NiSource, Inc.	165	3,950
Public Service Enterprise Group, Inc.	259	11,075
SCANA Corp.	73	5,158
Sempra Energy	121	12,660
WEC Energy Group, Inc.	162	9,701
		103,263
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	114	10,172

Pharmaceuticals - 6.5%
AbbVie, Inc.	828	53,075
Allergan plc*	203	47,612
Bristol-Myers Squibb Co.	855	49,068
Eli Lilly & Co.	497	38,642
Endo International plc*	105	2,174
Johnson & Johnson	1,408	168,031
Mallinckrodt plc*	56	4,174
Merck & Co., Inc.	1,417	88,973
Mylan NV*	231	9,785
Perrigo Co. plc	73	6,642
Pfizer, Inc.	3,105	108,054
Zoetis, Inc.	234	11,957
		588,187
Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	19	2,615
Equifax, Inc.	61	8,046
Nielsen Holdings plc	185	9,857
Robert Half International, Inc.	67	2,568
Verisk Analytics, Inc.*	79	6,561
		29,647
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	149	4,454

Road & Rail - 0.9%
CSX Corp.	489	13,829
JB Hunt Transport Services, Inc.	46	3,652
Kansas City Southern	55	5,320
Norfolk Southern Corp.	151	14,179
Ryder System, Inc.	27	1,769
Union Pacific Corp.	431	41,173
		79,922
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	157	9,822
Applied Materials, Inc.	558	16,651
Broadcom Ltd.	190	33,520
First Solar, Inc.*	39	1,475
Intel Corp.	2,417	86,746
KLA-Tencor Corp.	80	5,541
Lam Research Corp.	82	7,652
Linear Technology Corp.	122	7,105
Microchip Technology, Inc.	110	6,810
Micron Technology, Inc.*	531	8,756
NVIDIA Corp.	260	15,948
Qorvo, Inc.*	65	3,733
QUALCOMM, Inc.	752	47,429
Skyworks Solutions, Inc.	97	7,261
Texas Instruments, Inc.	514	35,744
Xilinx, Inc.	130	7,047
		301,240

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Software - 4.7%
Activision Blizzard, Inc.	261	10,798
Adobe Systems, Inc.*	256	26,191
Autodesk, Inc.*	115	7,751
CA, Inc.	151	5,120
Citrix Systems, Inc.*	79	6,889
Electronic Arts, Inc.*	154	12,509
Intuit, Inc.	131	14,600
Microsoft Corp.	4,024	231,219
Oracle Corp.	1,593	65,664
Red Hat, Inc.*	93	6,787
salesforce.com, Inc.*	326	25,891
Symantec Corp.	313	7,553
		420,972
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	38	5,981
AutoNation, Inc.*	36	1,705
AutoZone, Inc.*	15	11,127
Bed Bath & Beyond, Inc.	79	3,663
Best Buy Co., Inc.	144	5,541
CarMax, Inc.*	99	5,836
Foot Locker, Inc.	70	4,595
Gap, Inc. (The)	116	2,885
Home Depot, Inc. (The)	637	85,434
L Brands, Inc.	130	9,907
Lowe’s Cos., Inc.	454	34,758
O’Reilly Automotive, Inc.*	49	13,718
Ross Stores, Inc.	206	12,821
Signet Jewelers Ltd.	40	3,279
Staples, Inc.	331	2,833
Tiffany & Co.	56	3,997
TJX Cos., Inc. (The)	338	26,175
Tractor Supply Co.	68	5,709
Ulta Salon Cosmetics & Fragrance, Inc.*	32	7,911
Urban Outfitters, Inc.*	44	1,577
		249,452
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	2,804	297,504
EMC Corp.	1,000	28,990
Hewlett Packard Enterprise Co.	851	18,280
HP, Inc.	876	12,588
NetApp, Inc.	148	5,119
Seagate Technology plc	153	5,162
Western Digital Corp.	144	6,721
		374,364
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	142	5,422
Hanesbrands, Inc.	193	5,122
Michael Kors Holdings Ltd.*	90	4,406
NIKE, Inc., Class B	682	39,310
PVH Corp.	41	4,418
Ralph Lauren Corp.	29	3,005
Under Armour, Inc., Class A*	94	3,725
Under Armour, Inc., Class C*	94	3,351
VF Corp.	171	10,611
		79,370
Tobacco - 1.9%
Altria Group, Inc.	1,002	66,222
Philip Morris International, Inc.	794	79,344
Reynolds American, Inc.	424	21,018
		166,584
Trading Companies & Distributors - 0.2%
Fastenal Co.	148	6,380
United Rentals, Inc.*	45	3,704
WW Grainger, Inc.	29	6,689
		16,773
Water Utilities - 0.1%
American Water Works Co., Inc.	91	6,733

TOTAL COMMON STOCKS (Cost $8,119,116)		8,958,312

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(b) - 0.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $11,802 (Cost $11,802)	11,802	11,802

Total Investments - 99.8% (Cost $8,130,918)		8,970,114
Other Assets Less Liabilities - 0.2%		16,258
Net assets - 100.0%		8,986,372

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$965,262
Aggregate gross unrealized depreciation	(128,114)
Net unrealized appreciation	$837,148
Federal income tax cost of investments	$8,132,966

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.5%
Boeing Co. (The)	85	11,003
General Dynamics Corp.	41	6,241
L-3 Communications Holdings, Inc.	11	1,637
Lockheed Martin Corp.	37	8,990
Northrop Grumman Corp.	26	5,514
Raytheon Co.	42	5,885
Rockwell Collins, Inc.	18	1,506
Textron, Inc.	38	1,552
TransDigm Group, Inc.*	8	2,282
United Technologies Corp.	111	11,814
		56,424
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	20	1,388
Expeditors International of Washington, Inc.	26	1,317
FedEx Corp.	35	5,772
United Parcel Service, Inc., Class B	98	10,704
		19,181
Airlines - 0.6%
Alaska Air Group, Inc.	18	1,216
American Airlines Group, Inc.	75	2,722
Delta Air Lines, Inc.	110	4,042
Southwest Airlines Co.	91	3,356
United Continental Holdings, Inc.*	48	2,420
		13,756
Auto Components - 0.4%
BorgWarner, Inc.	31	1,066
Delphi Automotive plc	39	2,756
Goodyear Tire & Rubber Co. (The)	38	1,115
Johnson Controls, Inc.	92	4,037
		8,974
Automobiles - 0.7%
Ford Motor Co.	554	6,981
General Motors Co.	199	6,352
Harley-Davidson, Inc.	26	1,370
		14,703
Beverages - 2.6%
Brown-Forman Corp., Class B	28	1,360
Coca-Cola Co. (The)	553	24,017
Constellation Brands, Inc., Class A	25	4,101
Dr Pepper Snapple Group, Inc.	26	2,436
Molson Coors Brewing Co., Class B	26	2,660
Monster Beverage Corp.*	20	3,078
PepsiCo, Inc.	205	21,884
		59,536
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc.*	32	4,028
Amgen, Inc.	107	18,196
Biogen, Inc.*	31	9,475
Celgene Corp.*	110	11,741
Gilead Sciences, Inc.	189	14,814
Regeneron Pharmaceuticals, Inc.*	11	4,318
Vertex Pharmaceuticals, Inc.*	35	3,308
		65,880
Building Products - 0.2%
Allegion plc	14	997
Fortune Brands Home & Security, Inc.	22	1,398
Masco Corp.	47	1,668
		4,063
Chemicals - 2.5%
Air Products & Chemicals, Inc.	28	4,357
Albemarle Corp.	16	1,280
CF Industries Holdings, Inc.	33	858
Dow Chemical Co. (The)	160	8,582
Eastman Chemical Co.	21	1,426
Ecolab, Inc.	38	4,676
EI du Pont de Nemours & Co.	124	8,630
FMC Corp.	19	892
International Flavors & Fragrances, Inc.	11	1,524
LyondellBasell Industries NV, Class A	48	3,787
Monsanto Co.	62	6,603
Mosaic Co. (The)	50	1,504
PPG Industries, Inc.	38	4,023
Praxair, Inc.	41	5,004
Sherwin-Williams Co. (The)	11	3,121
		56,267
Commercial Services & Supplies - 0.5%
Cintas Corp.	12	1,410
Pitney Bowes, Inc.	27	506
Republic Services, Inc.	34	1,718
Stericycle, Inc.*	12	1,032
Tyco International plc	60	2,621
Waste Management, Inc.	59	3,772
		11,059
Communications Equipment - 1.3%
Cisco Systems, Inc.	715	22,479
F5 Networks, Inc.*	10	1,227
Harris Corp.	18	1,674
Juniper Networks, Inc.	50	1,154
Motorola Solutions, Inc.	23	1,771
		28,305
Construction & Engineering - 0.1%
Fluor Corp.	20	1,038
Jacobs Engineering Group, Inc.*	17	896
Quanta Services, Inc.*	21	540
		2,474
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	9	1,647
Vulcan Materials Co.	19	2,164
		3,811
Containers & Packaging - 0.4%
Avery Dennison Corp.	13	1,007
Ball Corp.	25	1,980
International Paper Co.	58	2,812
Owens-Illinois, Inc.*	23	412
Sealed Air Corp.	28	1,320
WestRock Co.	36	1,724
		9,255
Distributors - 0.2%
Genuine Parts Co.	21	2,159
LKQ Corp.*	44	1,588
		3,747
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	32	693

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	875	35,770
CenturyLink, Inc.	78	2,169
Frontier Communications Corp.	167	768
Level 3 Communications, Inc.*	41	2,035
Verizon Communications, Inc.	579	30,299
		71,041
Electric Utilities - 2.4%
Alliant Energy Corp.	32	1,214
American Electric Power Co., Inc.	70	4,520
Duke Energy Corp.	98	7,807
Edison International	46	3,345

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Entergy Corp.	25	1,955
Eversource Energy	45	2,429
Exelon Corp.	131	4,454
FirstEnergy Corp.	60	1,964
NextEra Energy, Inc.	66	7,982
PG&E Corp.	70	4,336
Pinnacle West Capital Corp.	16	1,200
PPL Corp.	96	3,339
Southern Co. (The)	133	6,827
Xcel Energy, Inc.	72	2,978
		54,350
Electrical Equipment - 0.6%
Acuity Brands, Inc.	6	1,651
AMETEK, Inc.	33	1,609
Eaton Corp. plc	65	4,325
Emerson Electric Co.	91	4,794
Rockwell Automation, Inc.	19	2,202
		14,581
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	44	2,742
Corning, Inc.	153	3,471
FLIR Systems, Inc.	20	617
TE Connectivity Ltd.	51	3,242
		10,072
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	62	3,046
Diamond Offshore Drilling, Inc.	9	166
FMC Technologies, Inc.*	32	903
Halliburton Co.	122	5,247
Helmerich & Payne, Inc.	15	907
National Oilwell Varco, Inc.	54	1,811
Schlumberger Ltd.	197	15,563
Transocean Ltd.*	49	475
		28,118
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	62	10,050
CVS Health Corp.	153	14,290
Kroger Co. (The)	136	4,351
Sysco Corp.	74	3,838
Walgreens Boots Alliance, Inc.	123	9,927
Wal-Mart Stores, Inc.	217	15,502
Whole Foods Market, Inc.	46	1,397
		59,355
Food Products - 2.1%
Archer-Daniels-Midland Co.	83	3,632
Campbell Soup Co.	25	1,518
ConAgra Foods, Inc.	62	2,890
General Mills, Inc.	84	5,949
Hershey Co. (The)	20	1,998
Hormel Foods Corp.	38	1,454
JM Smucker Co. (The)	17	2,410
Kellogg Co.	36	2,960
Kraft Heinz Co. (The)	85	7,607
McCormick & Co., Inc.	16	1,631
Mead Johnson Nutrition Co.	27	2,297
Mondelez International, Inc., Class A	221	9,949
Tyson Foods, Inc., Class A	43	3,249
		47,544
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	209	8,782
Baxter International, Inc.	78	3,645
Becton Dickinson and Co.	30	5,316
Boston Scientific Corp.*	193	4,597
CR Bard, Inc.	10	2,209
Danaher Corp.	85	6,920
DENTSPLY SIRONA, Inc.	33	2,028
Edwards Lifesciences Corp.*	30	3,455
Hologic, Inc.*	34	1,306
Intuitive Surgical, Inc.*	5	3,432
Medtronic plc	200	17,406
St Jude Medical, Inc.	40	3,117
Stryker Corp.	45	5,205
Varian Medical Systems, Inc.*	14	1,346
Zimmer Biomet Holdings, Inc.	28	3,629
		72,393
Health Care Providers & Services - 3.1%
Aetna, Inc.	50	5,856
AmerisourceBergen Corp.	26	2,261
Anthem, Inc.	37	4,628
Cardinal Health, Inc.	46	3,665
Centene Corp.*	24	1,639
Cigna Corp.	36	4,617
DaVita, Inc.*	23	1,487
Express Scripts Holding Co.*	90	6,543
HCA Holdings, Inc.*	43	3,249
Henry Schein, Inc.*	12	1,965
Humana, Inc.	21	3,753
Laboratory Corp. of America Holdings*	15	2,054
McKesson Corp.	32	5,908
Patterson Cos., Inc.	12	552
Quest Diagnostics, Inc.	20	1,656
UnitedHealth Group, Inc.	135	18,367
Universal Health Services, Inc., Class B	13	1,567
		69,767
Health Care Technology - 0.1%
Cerner Corp.*	43	2,775

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	62	2,963
Chipotle Mexican Grill, Inc.*	4	1,655
Darden Restaurants, Inc.	16	986
Marriott International, Inc., Class A	27	1,926
McDonald’s Corp.	125	14,457
Royal Caribbean Cruises Ltd.	24	1,707
Starbucks Corp.	208	11,696
Starwood Hotels & Resorts Worldwide, Inc.	24	1,859
Wyndham Worldwide Corp.	16	1,133
Wynn Resorts Ltd.	12	1,072
Yum! Brands, Inc.	58	5,261
		44,715
Household Durables - 0.6%
DR Horton, Inc.	47	1,507
Garmin Ltd.	17	834
Harman International Industries, Inc.	10	847
Leggett & Platt, Inc.	19	997
Lennar Corp., Class A	26	1,230
Mohawk Industries, Inc.*	9	1,915
Newell Brands, Inc.	68	3,609
PulteGroup, Inc.	45	962
Whirlpool Corp.	11	1,965
		13,866
Household Products - 2.4%
Church & Dwight Co., Inc.	18	1,790
Clorox Co. (The)	18	2,359
Colgate-Palmolive Co.	127	9,441
Kimberly-Clark Corp.	51	6,531
Procter & Gamble Co. (The)	378	33,003
		53,124
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	94	1,135
NRG Energy, Inc.	45	545
		1,680

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Industrial Conglomerates - 3.2%
3M Co.	86	15,414
General Electric Co.	1,306	40,799
Honeywell International, Inc.	108	12,605
Roper Technologies, Inc.	14	2,486
		71,304
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc.*	55	42,304
Expedia, Inc.	17	1,855
Netflix, Inc.*	61	5,944
Priceline Group, Inc. (The)*	7	9,917
TripAdvisor, Inc.*	16	976
		60,996
Internet Software & Services - 5.3%
Akamai Technologies, Inc.*	25	1,373
Alphabet, Inc., Class A*	42	33,174
Alphabet, Inc., Class C*	42	32,216
eBay, Inc.*	150	4,824
Facebook, Inc., Class A*	328	41,367
VeriSign, Inc.*	14	1,042
Yahoo!, Inc.*	124	5,301
		119,297
IT Services - 4.4%
Accenture plc, Class A	89	10,235
Alliance Data Systems Corp.*	8	1,637
Automatic Data Processing, Inc.	65	5,838
Cognizant Technology Solutions Corp., Class A*	86	4,940
CSRA, Inc.	19	482
Fidelity National Information Services, Inc.	39	3,094
Fiserv, Inc.*	32	3,297
Global Payments, Inc.	22	1,671
International Business Machines Corp.	125	19,860
MasterCard, Inc., Class A	138	13,335
Paychex, Inc.	46	2,791
PayPal Holdings, Inc.*	157	5,832
Teradata Corp.*	18	571
Total System Services, Inc.	24	1,182
Visa, Inc., Class A	271	21,924
Western Union Co. (The)	70	1,506
Xerox Corp.	135	1,330
		99,525
Leisure Products - 0.1%
Hasbro, Inc.	16	1,308
Mattel, Inc.	48	1,590
		2,898
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	47	2,208
Illumina, Inc.*	21	3,535
PerkinElmer, Inc.	15	799
Thermo Fisher Scientific, Inc.	56	8,523
Waters Corp.*	11	1,730
		16,795
Machinery - 1.7%
Caterpillar, Inc.	83	6,802
Cummins, Inc.	23	2,889
Deere & Co.	42	3,551
Dover Corp.	22	1,595
Flowserve Corp.	19	919
Fortive Corp.	43	2,265
Illinois Tool Works, Inc.	46	5,467
Ingersoll-Rand plc	37	2,516
PACCAR, Inc.	50	2,992
Parker-Hannifin Corp.	19	2,328
Pentair plc	26	1,665
Snap-on, Inc.	8	1,226
Stanley Black & Decker, Inc.	21	2,599
Xylem, Inc.	25	1,272
		38,086
Media - 3.1%
CBS Corp. (Non-Voting), Class B	59	3,011
Comcast Corp., Class A	343	22,384
Discovery Communications, Inc., Class A*	21	536
Discovery Communications, Inc., Class C*	34	844
Interpublic Group of Cos., Inc. (The)	57	1,319
News Corp., Class A	54	759
News Corp., Class B	15	216
Omnicom Group, Inc.	34	2,928
Scripps Networks Interactive, Inc., Class A	14	887
TEGNA, Inc.	31	628
Time Warner, Inc.	112	8,782
Twenty-First Century Fox, Inc., Class A	156	3,828
Twenty-First Century Fox, Inc., Class B	61	1,516
Viacom, Inc., Class B	49	1,977
Walt Disney Co. (The)	212	20,026
		69,641
Metals & Mining - 0.4%
Alcoa, Inc.	187	1,885
Freeport-McMoRan, Inc.*	189	1,945
Newmont Mining Corp.	75	2,868
Nucor Corp.	45	2,183
		8,881
Multiline Retail - 0.7%
Dollar General Corp.	40	2,937
Dollar Tree, Inc.*	33	2,729
Kohl’s Corp.	26	1,154
Macy’s, Inc.	44	1,592
Nordstrom, Inc.	18	908
Target Corp.	84	5,896
		15,216
Multi-Utilities - 1.3%
Ameren Corp.	34	1,680
CenterPoint Energy, Inc.	61	1,371
CMS Energy Corp.	40	1,679
Consolidated Edison, Inc.	43	3,236
Dominion Resources, Inc.	88	6,526
DTE Energy Co.	25	2,322
NiSource, Inc.	46	1,101
Public Service Enterprise Group, Inc.	72	3,079
SCANA Corp.	20	1,413
Sempra Energy	34	3,557
WEC Energy Group, Inc.	45	2,695
		28,659
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	73	3,903
Apache Corp.	54	2,684
Cabot Oil & Gas Corp.	66	1,626
Chesapeake Energy Corp.*	83	527
Chevron Corp.	268	26,955
Cimarex Energy Co.	13	1,718
Concho Resources, Inc.*	19	2,455
ConocoPhillips	176	7,225
Devon Energy Corp.	74	3,206
EOG Resources, Inc.	78	6,902
EQT Corp.	25	1,788
Exxon Mobil Corp.	589	51,326

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Hess Corp.	37	2,009
Kinder Morgan, Inc.	260	5,681
Marathon Oil Corp.	120	1,802
Marathon Petroleum Corp.	75	3,188
Murphy Oil Corp.	23	615
Newfield Exploration Co.*	28	1,214
Noble Energy, Inc.	61	2,103
Occidental Petroleum Corp.	109	8,377
ONEOK, Inc.	30	1,407
Phillips 66	66	5,178
Pioneer Natural Resources Co.	23	4,118
Range Resources Corp.	24	926
Southwestern Energy Co.*	67	932
Spectra Energy Corp.	97	3,455
Tesoro Corp.	17	1,282
Valero Energy Corp.	67	3,708
Williams Cos., Inc. (The)	97	2,710
		159,020
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	32	2,855

Pharmaceuticals - 7.3%
AbbVie, Inc.	230	14,743
Allergan plc*	56	13,134
Bristol-Myers Squibb Co.	237	13,601
Eli Lilly & Co.	138	10,729
Endo International plc*	29	600
Johnson & Johnson	391	46,662
Mallinckrodt plc*	16	1,193
Merck & Co., Inc.	393	24,676
Mylan NV*	64	2,711
Perrigo Co. plc	20	1,820
Pfizer, Inc.	862	29,998
Zoetis, Inc.	65	3,322
		163,189
Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	5	688
Equifax, Inc.	17	2,243
Nielsen Holdings plc	51	2,717
Robert Half International, Inc.	19	728
Verisk Analytics, Inc.*	22	1,827
		8,203
Road & Rail - 1.0%
CSX Corp.	136	3,846
JB Hunt Transport Services, Inc.	13	1,032
Kansas City Southern	15	1,451
Norfolk Southern Corp.	42	3,944
Ryder System, Inc.	8	524
Union Pacific Corp.	119	11,368
		22,165
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	44	2,753
Applied Materials, Inc.	155	4,625
Broadcom Ltd.	53	9,350
First Solar, Inc.*	11	416
Intel Corp.	671	24,082
KLA-Tencor Corp.	22	1,524
Lam Research Corp.	23	2,146
Linear Technology Corp.	34	1,980
Microchip Technology, Inc.	31	1,919
Micron Technology, Inc.*	147	2,424
NVIDIA Corp.	72	4,417
Qorvo, Inc.*	18	1,034
QUALCOMM, Inc.	209	13,182
Skyworks Solutions, Inc.	27	2,021
Texas Instruments, Inc.	143	9,944
Xilinx, Inc.	36	1,952
		83,769
Software - 5.2%
Activision Blizzard, Inc.	72	2,979
Adobe Systems, Inc.*	71	7,264
Autodesk, Inc.*	32	2,157
CA, Inc.	42	1,424
Citrix Systems, Inc.*	22	1,918
Electronic Arts, Inc.*	43	3,493
Intuit, Inc.	36	4,012
Microsoft Corp.	1,117	64,183
Oracle Corp.	442	18,219
Red Hat, Inc.*	26	1,898
salesforce.com, Inc.*	90	7,148
Symantec Corp.	87	2,099
		116,794
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	10	1,574
AutoNation, Inc.*	10	473
AutoZone, Inc.*	4	2,967
Bed Bath & Beyond, Inc.	22	1,020
Best Buy Co., Inc.	40	1,539
CarMax, Inc.*	28	1,651
Foot Locker, Inc.	19	1,247
Gap, Inc. (The)	32	796
Home Depot, Inc. (The)	177	23,739
L Brands, Inc.	36	2,744
Lowe’s Cos., Inc.	126	9,647
O’Reilly Automotive, Inc.*	14	3,919
Ross Stores, Inc.	57	3,548
Signet Jewelers Ltd.	11	902
Staples, Inc.	92	788
Tiffany & Co.	16	1,142
TJX Cos., Inc. (The)	94	7,279
Tractor Supply Co.	19	1,595
Ulta Salon Cosmetics & Fragrance, Inc.*	9	2,225
Urban Outfitters, Inc.*	12	430
		69,225
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	778	82,546
EMC Corp.	277	8,030
Hewlett Packard Enterprise Co.	236	5,069
HP, Inc.	243	3,492
NetApp, Inc.	41	1,418
Seagate Technology plc	42	1,417
Western Digital Corp.	40	1,867
		103,839
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	39	1,489
Hanesbrands, Inc.	54	1,433
Michael Kors Holdings Ltd.*	25	1,224
NIKE, Inc., Class B	189	10,894
PVH Corp.	12	1,293
Ralph Lauren Corp.	8	829
Under Armour, Inc., Class A*	26	1,031
Under Armour, Inc., Class C*	26	927
VF Corp.	47	2,916
		22,036
Tobacco - 2.1%
Altria Group, Inc.	278	18,373
Philip Morris International, Inc.	220	21,985
Reynolds American, Inc.	118	5,849
		46,207
Trading Companies & Distributors - 0.2%
Fastenal Co.	41	1,768
United Rentals, Inc.*	13	1,070

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
WW Grainger, Inc.	8	1,845
		4,683
Water Utilities - 0.1%
American Water Works Co., Inc.	25	1,850

TOTAL COMMON STOCKS (Cost $1,997,050)		2,236,642

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,444 (Cost $4,444)	4,444	4,444

Total Investments - 99.8% (Cost $2,001,494)		2,241,086
Other Assets Less Liabilities - 0.2%		4,738
Net assets - 100.0%		2,245,824

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,873
Aggregate gross unrealized depreciation	(59,102)
Net unrealized appreciation	$238,771
Federal income tax cost of investments	$2,002,315

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.5%
Boeing Co. (The)	84	10,874
General Dynamics Corp.	40	6,089
L-3 Communications Holdings, Inc.	11	1,637
Lockheed Martin Corp.	37	8,990
Northrop Grumman Corp.	25	5,302
Raytheon Co.	42	5,886
Rockwell Collins, Inc.	18	1,506
Textron, Inc.	38	1,552
TransDigm Group, Inc.*	7	1,996
United Technologies Corp.	109	11,601
		55,433
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	20	1,389
Expeditors International of Washington, Inc.	25	1,266
FedEx Corp.	35	5,773
United Parcel Service, Inc., Class B	97	10,594
		19,022
Airlines - 0.6%
Alaska Air Group, Inc.	17	1,148
American Airlines Group, Inc.	74	2,686
Delta Air Lines, Inc.	108	3,969
Southwest Airlines Co.	89	3,283
United Continental Holdings, Inc.*	47	2,369
		13,455
Auto Components - 0.4%
BorgWarner, Inc.	30	1,032
Delphi Automotive plc	38	2,685
Goodyear Tire & Rubber Co. (The)	37	1,086
Johnson Controls, Inc.	91	3,993
		8,796
Automobiles - 0.6%
Ford Motor Co.	546	6,880
General Motors Co.	196	6,256
Harley-Davidson, Inc.	25	1,317
		14,453
Banks - 6.6%
Bank of America Corp.	1,438	23,209
BB&T Corp.	115	4,428
Citigroup, Inc.	411	19,621
Citizens Financial Group, Inc.	74	1,833
Comerica, Inc.	25	1,182
Fifth Third Bancorp	107	2,157
Huntington Bancshares, Inc.	152	1,522
JPMorgan Chase & Co.	512	34,560
KeyCorp	152	1,909
M&T Bank Corp.	22	2,603
People’s United Financial, Inc.	44	715
PNC Financial Services Group, Inc. (The)	70	6,307
Regions Financial Corp.	177	1,765
SunTrust Banks, Inc.	70	3,085
US Bancorp	227	10,022
Wells Fargo & Co.	647	32,868
Zions Bancorp	29	887
		148,673
Beverages - 2.6%
Brown-Forman Corp., Class B	28	1,360
Coca-Cola Co. (The)	545	23,669
Constellation Brands, Inc., Class A	25	4,101
Dr Pepper Snapple Group, Inc.	26	2,436
Molson Coors Brewing Co., Class B	26	2,660
Monster Beverage Corp.*	20	3,078
PepsiCo, Inc.	202	21,564
		58,868
Building Products - 0.2%
Allegion plc	13	926
Fortune Brands Home & Security, Inc.	21	1,335
Masco Corp.	47	1,667
		3,928
Capital Markets - 3.1%
Affiliated Managers Group, Inc.*	8	1,136
Ameriprise Financial, Inc.	23	2,325
Bank of New York Mellon Corp. (The)	151	6,292
BlackRock, Inc.	18	6,711
Charles Schwab Corp. (The)	168	5,285
CME Group, Inc.	47	5,093
E*TRADE Financial Corp.*	39	1,029
Franklin Resources, Inc.	52	1,898
Goldman Sachs Group, Inc. (The)	54	9,151
Intercontinental Exchange, Inc.	17	4,794
Invesco Ltd.	58	1,809
Legg Mason, Inc.	15	519
Moody’s Corp.	24	2,609
Morgan Stanley	212	6,797
Nasdaq, Inc.	16	1,139
Northern Trust Corp.	30	2,118
S&P Global, Inc.	37	4,571
State Street Corp.	55	3,863
T Rowe Price Group, Inc.	35	2,434
		69,573
Chemicals - 2.4%
Air Products & Chemicals, Inc.	27	4,202
Albemarle Corp.	16	1,279
CF Industries Holdings, Inc.	33	858
Dow Chemical Co. (The)	157	8,421
Eastman Chemical Co.	21	1,426
Ecolab, Inc.	37	4,553
EI du Pont de Nemours & Co.	122	8,491
FMC Corp.	19	892
International Flavors & Fragrances, Inc.	11	1,524
LyondellBasell Industries NV, Class A	48	3,787
Monsanto Co.	61	6,496
Mosaic Co. (The)	49	1,473
PPG Industries, Inc.	37	3,918
Praxair, Inc.	40	4,882
Sherwin-Williams Co. (The)	11	3,121
		55,323
Commercial Services & Supplies - 0.5%
Cintas Corp.	12	1,410
Pitney Bowes, Inc.	26	488
Republic Services, Inc.	33	1,667
Stericycle, Inc.*	12	1,032
Tyco International plc	60	2,621
Waste Management, Inc.	58	3,708
		10,926
Communications Equipment - 1.2%
Cisco Systems, Inc.	704	22,134
F5 Networks, Inc.*	9	1,104
Harris Corp.	17	1,581
Juniper Networks, Inc.	49	1,131
Motorola Solutions, Inc.	22	1,694
		27,644
Construction & Engineering - 0.1%
Fluor Corp.	19	986
Jacobs Engineering Group, Inc.*	17	896
Quanta Services, Inc.*	21	540
		2,422
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	9	1,647

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Vulcan Materials Co.	19	2,164
		3,811
Consumer Finance - 0.9%
American Express Co.	113	7,411
Capital One Financial Corp.	72	5,155
Discover Financial Services	58	3,480
Navient Corp.	46	661
Synchrony Financial	117	3,256
		19,963
Containers & Packaging - 0.4%
Avery Dennison Corp.	12	929
Ball Corp.	24	1,901
International Paper Co.	58	2,812
Owens-Illinois, Inc.*	23	412
Sealed Air Corp.	28	1,320
WestRock Co.	35	1,677
		9,051
Distributors - 0.2%
Genuine Parts Co.	21	2,159
LKQ Corp.*	43	1,552
		3,711
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	31	671

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	262	39,428
Leucadia National Corp.	47	900
		40,328
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	862	35,239
CenturyLink, Inc.	76	2,113
Frontier Communications Corp.	164	754
Level 3 Communications, Inc.*	41	2,035
Verizon Communications, Inc.	571	29,880
		70,021
Electric Utilities - 2.4%
Alliant Energy Corp.	32	1,214
American Electric Power Co., Inc.	69	4,455
Duke Energy Corp.	96	7,647
Edison International	46	3,345
Entergy Corp.	25	1,955
Eversource Energy	44	2,375
Exelon Corp.	129	4,386
FirstEnergy Corp.	59	1,931
NextEra Energy, Inc.	65	7,861
PG&E Corp.	69	4,274
Pinnacle West Capital Corp.	16	1,201
PPL Corp.	95	3,304
Southern Co. (The)	131	6,724
Xcel Energy, Inc.	71	2,937
		53,609
Electrical Equipment - 0.6%
Acuity Brands, Inc.	6	1,651
AMETEK, Inc.	33	1,609
Eaton Corp. plc	64	4,258
Emerson Electric Co.	90	4,741
Rockwell Automation, Inc.	18	2,087
		14,346
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	43	2,679
Corning, Inc.	151	3,426
FLIR Systems, Inc.	19	586
TE Connectivity Ltd.	50	3,179
		9,870
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	61	2,997
Diamond Offshore Drilling, Inc.	9	166
FMC Technologies, Inc.*	32	902
Halliburton Co.	120	5,161
Helmerich & Payne, Inc.	15	907
National Oilwell Varco, Inc.	53	1,778
Schlumberger Ltd.	195	15,405
Transocean Ltd.*	48	466
		27,782
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	59	6,689
Apartment Investment & Management Co., Class A	22	994
AvalonBay Communities, Inc.	19	3,325
Boston Properties, Inc.	22	3,083
Crown Castle International Corp.	47	4,454
Digital Realty Trust, Inc.	21	2,081
Equinix, Inc.	10	3,687
Equity Residential	51	3,308
Essex Property Trust, Inc.	9	2,044
Extra Space Storage, Inc.	18	1,450
Federal Realty Investment Trust	10	1,590
General Growth Properties, Inc.	82	2,389
HCP, Inc.	65	2,556
Host Hotels & Resorts, Inc.	105	1,871
Iron Mountain, Inc.	33	1,268
Kimco Realty Corp.	59	1,773
Macerich Co. (The)	18	1,474
Prologis, Inc.	74	3,930
Public Storage	21	4,703
Realty Income Corp.	36	2,366
Simon Property Group, Inc.	43	9,265
SL Green Realty Corp.	14	1,648
UDR, Inc.	37	1,339
Ventas, Inc.	47	3,416
Vornado Realty Trust	25	2,583
Welltower, Inc.	50	3,838
Weyerhaeuser Co.	105	3,344
		80,468
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	61	9,887
CVS Health Corp.	150	14,010
Kroger Co. (The)	134	4,287
Sysco Corp.	73	3,786
Walgreens Boots Alliance, Inc.	121	9,766
Wal-Mart Stores, Inc.	214	15,288
Whole Foods Market, Inc.	45	1,367
		58,391
Food Products - 2.1%
Archer-Daniels-Midland Co.	82	3,588
Campbell Soup Co.	25	1,518
ConAgra Foods, Inc.	61	2,843
General Mills, Inc.	83	5,878
Hershey Co. (The)	20	1,998
Hormel Foods Corp.	38	1,454
JM Smucker Co. (The)	17	2,411
Kellogg Co.	35	2,877
Kraft Heinz Co. (The)	83	7,428
McCormick & Co., Inc.	16	1,631
Mead Johnson Nutrition Co.	26	2,212
Mondelez International, Inc., Class A	217	9,769
Tyson Foods, Inc., Class A	42	3,174
		46,781
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	61	2,916
Chipotle Mexican Grill, Inc.*	4	1,655
Darden Restaurants, Inc.	16	986

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Marriott International, Inc., Class A	27	1,926
McDonald’s Corp.	123	14,226
Royal Caribbean Cruises Ltd.	24	1,707
Starbucks Corp.	205	11,527
Starwood Hotels & Resorts Worldwide, Inc.	24	1,859
Wyndham Worldwide Corp.	16	1,133
Wynn Resorts Ltd.	11	983
Yum! Brands, Inc.	57	5,170
		44,088
Household Durables - 0.6%
DR Horton, Inc.	46	1,475
Garmin Ltd.	16	785
Harman International Industries, Inc.	10	847
Leggett & Platt, Inc.	19	997
Lennar Corp., Class A	26	1,230
Mohawk Industries, Inc.*	9	1,915
Newell Brands, Inc.	67	3,557
PulteGroup, Inc.	44	940
Whirlpool Corp.	11	1,965
		13,711
Household Products - 2.3%
Church & Dwight Co., Inc.	18	1,789
Clorox Co. (The)	18	2,359
Colgate-Palmolive Co.	125	9,292
Kimberly-Clark Corp.	50	6,403
Procter & Gamble Co. (The)	373	32,567
		52,410
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	92	1,110
NRG Energy, Inc.	44	533
		1,643
Industrial Conglomerates - 3.1%
3M Co.	85	15,235
General Electric Co.	1,287	40,206
Honeywell International, Inc.	107	12,488
Roper Technologies, Inc.	14	2,486
		70,415
Insurance - 3.1%
Aflac, Inc.	58	4,302
Allstate Corp. (The)	52	3,586
American International Group, Inc.	157	9,393
Aon plc	37	4,120
Arthur J. Gallagher & Co.	25	1,235
Assurant, Inc.	9	806
Chubb Ltd.	65	8,250
Cincinnati Financial Corp.	21	1,619
Hartford Financial Services Group, Inc. (The)	55	2,259
Lincoln National Corp.	33	1,585
Loews Corp.	37	1,549
Marsh & McLennan Cos., Inc.	73	4,937
MetLife, Inc.	154	6,684
Principal Financial Group, Inc.	38	1,865
Progressive Corp. (The)	82	2,670
Prudential Financial, Inc.	62	4,922
Torchmark Corp.	16	1,035
Travelers Cos., Inc. (The)	41	4,867
Unum Group	33	1,175
Willis Towers Watson plc	19	2,356
XL Group Ltd.	40	1,369
		70,584
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc.*	54	41,535
Expedia, Inc.	16	1,746
Netflix, Inc.*	60	5,847
Priceline Group, Inc. (The)*	7	9,917
TripAdvisor, Inc.*	16	976
		60,021
Internet Software & Services - 5.2%
Akamai Technologies, Inc.*	25	1,372
Alphabet, Inc., Class A*	41	32,384
Alphabet, Inc., Class C*	41	31,449
eBay, Inc.*	148	4,760
Facebook, Inc., Class A*	324	40,863
VeriSign, Inc.*	13	968
Yahoo!, Inc.*	122	5,215
		117,011
IT Services - 4.3%
Accenture plc, Class A	87	10,005
Alliance Data Systems Corp.*	8	1,637
Automatic Data Processing, Inc.	64	5,748
Cognizant Technology Solutions Corp., Class A*	85	4,882
CSRA, Inc.	19	482
Fidelity National Information Services, Inc.	39	3,094
Fiserv, Inc.*	31	3,195
Global Payments, Inc.	22	1,671
International Business Machines Corp.	124	19,701
MasterCard, Inc., Class A	136	13,142
Paychex, Inc.	45	2,730
PayPal Holdings, Inc.*	154	5,721
Teradata Corp.*	18	571
Total System Services, Inc.	24	1,182
Visa, Inc., Class A	267	21,600
Western Union Co. (The)	69	1,485
Xerox Corp.	133	1,310
		98,156
Leisure Products - 0.1%
Hasbro, Inc.	16	1,308
Mattel, Inc.	48	1,590
		2,898
Machinery - 1.7%
Caterpillar, Inc.	82	6,720
Cummins, Inc.	22	2,763
Deere & Co.	42	3,551
Dover Corp.	22	1,595
Flowserve Corp.	18	871
Fortive Corp.	42	2,212
Illinois Tool Works, Inc.	45	5,348
Ingersoll-Rand plc	36	2,448
PACCAR, Inc.	49	2,932
Parker-Hannifin Corp.	19	2,328
Pentair plc	25	1,601
Snap-on, Inc.	8	1,226
Stanley Black & Decker, Inc.	21	2,599
Xylem, Inc.	25	1,272
		37,466
Media - 3.0%
CBS Corp. (Non-Voting), Class B	58	2,960
Comcast Corp., Class A	338	22,058
Discovery Communications, Inc., Class A*	21	536
Discovery Communications, Inc., Class C*	33	819
Interpublic Group of Cos., Inc. (The)	56	1,296
News Corp., Class A	53	745
News Corp., Class B	15	216
Omnicom Group, Inc.	33	2,842
Scripps Networks Interactive, Inc., Class A	13	824
TEGNA, Inc.	30	608
Time Warner, Inc.	110	8,625

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	153	3,754
Twenty-First Century Fox, Inc., Class B	60	1,491
Viacom, Inc., Class B	49	1,977
Walt Disney Co. (The)	209	19,742
		68,493
Metals & Mining - 0.4%
Alcoa, Inc.	184	1,854
Freeport-McMoRan, Inc.*	186	1,914
Newmont Mining Corp.	74	2,830
Nucor Corp.	45	2,183
		8,781
Multiline Retail - 0.7%
Dollar General Corp.	40	2,936
Dollar Tree, Inc.*	33	2,729
Kohl’s Corp.	26	1,154
Macy’s, Inc.	43	1,556
Nordstrom, Inc.	18	908
Target Corp.	82	5,756
		15,039
Multi-Utilities - 1.2%
Ameren Corp.	34	1,680
CenterPoint Energy, Inc.	60	1,348
CMS Energy Corp.	39	1,637
Consolidated Edison, Inc.	43	3,236
Dominion Resources, Inc.	86	6,378
DTE Energy Co.	25	2,322
NiSource, Inc.	45	1,077
Public Service Enterprise Group, Inc.	71	3,036
SCANA Corp.	20	1,413
Sempra Energy	33	3,453
WEC Energy Group, Inc.	44	2,635
		28,215
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	71	3,796
Apache Corp.	53	2,634
Cabot Oil & Gas Corp.	65	1,601
Chesapeake Energy Corp.*	82	521
Chevron Corp.	264	26,553
Cimarex Energy Co.	13	1,718
Concho Resources, Inc.*	20	2,584
ConocoPhillips	173	7,102
Devon Energy Corp.	73	3,163
EOG Resources, Inc.	77	6,814
EQT Corp.	24	1,716
Exxon Mobil Corp.	581	50,628
Hess Corp.	37	2,009
Kinder Morgan, Inc.	256	5,594
Marathon Oil Corp.	119	1,787
Marathon Petroleum Corp.	74	3,146
Murphy Oil Corp.	23	615
Newfield Exploration Co.*	28	1,214
Noble Energy, Inc.	60	2,069
Occidental Petroleum Corp.	107	8,223
ONEOK, Inc.	29	1,360
Phillips 66	65	5,099
Pioneer Natural Resources Co.	23	4,118
Range Resources Corp.	24	926
Southwestern Energy Co.*	66	918
Spectra Energy Corp.	96	3,420
Tesoro Corp.	17	1,282
Valero Energy Corp.	66	3,653
Williams Cos., Inc. (The)	96	2,682
		156,945
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	31	2,766

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	5	688
Equifax, Inc.	17	2,243
Nielsen Holdings plc	51	2,717
Robert Half International, Inc.	18	690
Verisk Analytics, Inc.*	22	1,827
		8,165
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	41	1,225

Road & Rail - 1.0%
CSX Corp.	134	3,789
JB Hunt Transport Services, Inc.	12	953
Kansas City Southern	15	1,451
Norfolk Southern Corp.	41	3,850
Ryder System, Inc.	8	524
Union Pacific Corp.	118	11,273
		21,840
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	43	2,690
Applied Materials, Inc.	152	4,536
Broadcom Ltd.	52	9,174
First Solar, Inc.*	11	416
Intel Corp.	661	23,723
KLA-Tencor Corp.	22	1,524
Lam Research Corp.	22	2,053
Linear Technology Corp.	33	1,922
Microchip Technology, Inc.	30	1,857
Micron Technology, Inc.*	145	2,391
NVIDIA Corp.	71	4,355
Qorvo, Inc.*	18	1,034
QUALCOMM, Inc.	206	12,992
Skyworks Solutions, Inc.	27	2,021
Texas Instruments, Inc.	141	9,805
Xilinx, Inc.	36	1,952
		82,445
Software - 5.1%
Activision Blizzard, Inc.	71	2,937
Adobe Systems, Inc.*	70	7,162
Autodesk, Inc.*	31	2,090
CA, Inc.	41	1,390
Citrix Systems, Inc.*	22	1,918
Electronic Arts, Inc.*	42	3,412
Intuit, Inc.	36	4,012
Microsoft Corp.	1,100	63,206
Oracle Corp.	436	17,972
Red Hat, Inc.*	25	1,825
salesforce.com, Inc.*	89	7,068
Symantec Corp.	86	2,075
		115,067
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	10	1,574
AutoNation, Inc.*	10	474
AutoZone, Inc.*	4	2,967
Bed Bath & Beyond, Inc.	22	1,020
Best Buy Co., Inc.	39	1,501
CarMax, Inc.*	27	1,592
Foot Locker, Inc.	19	1,247
Gap, Inc. (The)	32	796
Home Depot, Inc. (The)	174	23,337
L Brands, Inc.	35	2,667
Lowe’s Cos., Inc.	124	9,493
O’Reilly Automotive, Inc.*	14	3,919
Ross Stores, Inc.	56	3,485

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Signet Jewelers Ltd.	11	902
Staples, Inc.	90	770
Tiffany & Co.	15	1,071
TJX Cos., Inc. (The)	93	7,202
Tractor Supply Co.	19	1,595
Ulta Salon Cosmetics & Fragrance, Inc.*	9	2,225
Urban Outfitters, Inc.*	12	430
		68,267
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	767	81,379
EMC Corp.	273	7,914
Hewlett Packard Enterprise Co.	233	5,005
HP, Inc.	239	3,434
NetApp, Inc.	40	1,384
Seagate Technology plc	42	1,417
Western Digital Corp.	39	1,820
		102,353
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	39	1,489
Hanesbrands, Inc.	53	1,407
Michael Kors Holdings Ltd.*	25	1,224
NIKE, Inc., Class B	186	10,721
PVH Corp.	11	1,185
Ralph Lauren Corp.	8	829
Under Armour, Inc., Class A*	26	1,030
Under Armour, Inc., Class C*	26	927
VF Corp.	47	2,916
		21,728
Tobacco - 2.0%
Altria Group, Inc.	274	18,109
Philip Morris International, Inc.	217	21,685
Reynolds American, Inc.	116	5,750
		45,544
Trading Companies & Distributors - 0.2%
Fastenal Co.	40	1,724
United Rentals, Inc.*	12	988
WW Grainger, Inc.	8	1,845
		4,557
Water Utilities - 0.1%
American Water Works Co., Inc.	25	1,850

TOTAL COMMON STOCKS (Cost $1,997,667)		2,249,002

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,755 (Cost $4,755)	4,755	4,755

Total Investments - 99.8% (Cost $2,002,422)		2,253,757
Other Assets Less Liabilities - 0.2%		4,686
Net assets - 100.0%		2,258,443

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,482
Aggregate gross unrealized depreciation	(40,285)
Net unrealized appreciation	$250,197
Federal income tax cost of investments	$2,003,560

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.7%
Boeing Co. (The)	91	11,780
General Dynamics Corp.	44	6,698
L-3 Communications Holdings, Inc.	12	1,786
Lockheed Martin Corp.	40	9,719
Northrop Grumman Corp.	27	5,726
Raytheon Co.	45	6,306
Rockwell Collins, Inc.	20	1,674
Textron, Inc.	40	1,634
TransDigm Group, Inc.*	8	2,281
United Technologies Corp.	119	12,665
		60,269
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	22	1,527
Expeditors International of Washington, Inc.	28	1,418
FedEx Corp.	38	6,268
United Parcel Service, Inc., Class B	105	11,468
		20,681
Airlines - 0.7%
Alaska Air Group, Inc.	19	1,283
American Airlines Group, Inc.	80	2,904
Delta Air Lines, Inc.	117	4,300
Southwest Airlines Co.	97	3,577
United Continental Holdings, Inc.*	51	2,571
		14,635
Auto Components - 0.4%
BorgWarner, Inc.	33	1,135
Delphi Automotive plc	41	2,897
Goodyear Tire & Rubber Co. (The)	41	1,204
Johnson Controls, Inc.	98	4,300
		9,536
Automobiles - 0.7%
Ford Motor Co.	594	7,484
General Motors Co.	213	6,799
Harley-Davidson, Inc.	27	1,423
		15,706
Banks - 7.4%
Bank of America Corp.	1,564	25,243
BB&T Corp.	125	4,813
Citigroup, Inc.	447	21,340
Citizens Financial Group, Inc.	81	2,006
Comerica, Inc.	27	1,277
Fifth Third Bancorp	117	2,359
Huntington Bancshares, Inc.	165	1,652
JPMorgan Chase & Co.	556	37,530
KeyCorp	165	2,072
M&T Bank Corp.	24	2,840
People’s United Financial, Inc.	47	764
PNC Financial Services Group, Inc. (The)	76	6,848
Regions Financial Corp.	193	1,924
SunTrust Banks, Inc.	77	3,393
US Bancorp	247	10,905
Wells Fargo & Co.	704	35,763
Zions Bancorp	31	948
		161,677
Beverages - 2.9%
Brown-Forman Corp., Class B	31	1,505
Coca-Cola Co. (The)	592	25,710
Constellation Brands, Inc., Class A	27	4,429
Dr Pepper Snapple Group, Inc.	28	2,624
Molson Coors Brewing Co., Class B	28	2,865
Monster Beverage Corp.*	21	3,232
PepsiCo, Inc.	220	23,485
		63,850
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc.*	34	4,279
Amgen, Inc.	115	19,557
Biogen, Inc.*	33	10,086
Celgene Corp.*	118	12,595
Gilead Sciences, Inc.	203	15,911
Regeneron Pharmaceuticals, Inc.*	12	4,711
Vertex Pharmaceuticals, Inc.*	38	3,591
		70,730
Building Products - 0.2%
Allegion plc	15	1,068
Fortune Brands Home & Security, Inc.	23	1,462
Masco Corp.	51	1,810
		4,340
Capital Markets - 3.4%
Affiliated Managers Group, Inc.*	8	1,136
Ameriprise Financial, Inc.	25	2,527
Bank of New York Mellon Corp. (The)	164	6,834
BlackRock, Inc.	19	7,083
Charles Schwab Corp. (The)	183	5,757
CME Group, Inc.	51	5,526
E*TRADE Financial Corp.*	43	1,134
Franklin Resources, Inc.	56	2,044
Goldman Sachs Group, Inc. (The)	59	9,998
Intercontinental Exchange, Inc.	18	5,076
Invesco Ltd.	63	1,965
Legg Mason, Inc.	16	554
Moody’s Corp.	26	2,826
Morgan Stanley	230	7,374
Nasdaq, Inc.	17	1,210
Northern Trust Corp.	33	2,330
S&P Global, Inc.	41	5,065
State Street Corp.	61	4,285
T Rowe Price Group, Inc.	38	2,643
		75,367
Chemicals - 2.7%
Air Products & Chemicals, Inc.	29	4,513
Albemarle Corp.	17	1,359
CF Industries Holdings, Inc.	35	910
Dow Chemical Co. (The)	171	9,172
Eastman Chemical Co.	23	1,561
Ecolab, Inc.	40	4,922
EI du Pont de Nemours & Co.	133	9,257
FMC Corp.	21	986
International Flavors & Fragrances, Inc.	12	1,663
LyondellBasell Industries NV, Class A	52	4,102
Monsanto Co.	67	7,136
Mosaic Co. (The)	53	1,594
PPG Industries, Inc.	41	4,341
Praxair, Inc.	43	5,248
Sherwin-Williams Co. (The)	12	3,405
		60,169
Commercial Services & Supplies - 0.5%
Cintas Corp.	13	1,528
Pitney Bowes, Inc.	29	544
Republic Services, Inc.	36	1,819
Stericycle, Inc.*	13	1,118
Tyco International plc	64	2,795
Waste Management, Inc.	62	3,964
		11,768
Construction & Engineering - 0.1%
Fluor Corp.	21	1,090
Jacobs Engineering Group, Inc.*	19	1,001
Quanta Services, Inc.*	23	592
		2,683

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10	1,830
Vulcan Materials Co.	20	2,278
		4,108
Consumer Finance - 1.0%
American Express Co.	123	8,066
Capital One Financial Corp.	78	5,585
Discover Financial Services	62	3,720
Navient Corp.	51	733
Synchrony Financial	127	3,535
		21,639
Containers & Packaging - 0.5%
Avery Dennison Corp.	13	1,007
Ball Corp.	27	2,138
International Paper Co.	63	3,055
Owens-Illinois, Inc.*	25	448
Sealed Air Corp.	30	1,414
WestRock Co.	39	1,868
		9,930
Distributors - 0.2%
Genuine Parts Co.	23	2,365
LKQ Corp.*	47	1,696
		4,061
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	34	736

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	286	43,040
Leucadia National Corp.	51	977
		44,017
Electric Utilities - 2.7%
Alliant Energy Corp.	35	1,328
American Electric Power Co., Inc.	74	4,778
Duke Energy Corp.	105	8,364
Edison International	50	3,636
Entergy Corp.	27	2,111
Eversource Energy	49	2,645
Exelon Corp.	141	4,794
FirstEnergy Corp.	65	2,127
NextEra Energy, Inc.	71	8,587
PG&E Corp.	75	4,646
Pinnacle West Capital Corp.	17	1,276
PPL Corp.	103	3,582
Southern Co. (The)	143	7,340
Xcel Energy, Inc.	77	3,185
		58,399
Electrical Equipment - 0.7%
Acuity Brands, Inc.	7	1,926
AMETEK, Inc.	35	1,706
Eaton Corp. plc	70	4,658
Emerson Electric Co.	98	5,163
Rockwell Automation, Inc.	20	2,318
		15,771
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	67	3,292
Diamond Offshore Drilling, Inc.	10	184
FMC Technologies, Inc.*	35	987
Halliburton Co.	131	5,634
Helmerich & Payne, Inc.	17	1,028
National Oilwell Varco, Inc.	57	1,912
Schlumberger Ltd.	212	16,748
Transocean Ltd.*	53	514
		30,299
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	65	7,370
Apartment Investment & Management Co., Class A	24	1,084
AvalonBay Communities, Inc.	21	3,675
Boston Properties, Inc.	23	3,223
Crown Castle International Corp.	51	4,833
Digital Realty Trust, Inc.	23	2,279
Equinix, Inc.	11	4,055
Equity Residential	56	3,633
Essex Property Trust, Inc.	10	2,271
Extra Space Storage, Inc.	19	1,531
Federal Realty Investment Trust	11	1,749
General Growth Properties, Inc.	88	2,564
HCP, Inc.	71	2,792
Host Hotels & Resorts, Inc.	114	2,032
Iron Mountain, Inc.	37	1,421
Kimco Realty Corp.	64	1,923
Macerich Co. (The)	19	1,556
Prologis, Inc.	80	4,249
Public Storage	22	4,927
Realty Income Corp.	39	2,564
Simon Property Group, Inc.	47	10,127
SL Green Realty Corp.	15	1,766
UDR, Inc.	41	1,483
Ventas, Inc.	51	3,706
Vornado Realty Trust	27	2,789
Welltower, Inc.	55	4,221
Weyerhaeuser Co.	114	3,631
		87,454
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	67	10,860
CVS Health Corp.	164	15,318
Kroger Co. (The)	145	4,638
Sysco Corp.	80	4,149
Walgreens Boots Alliance, Inc.	132	10,654
Wal-Mart Stores, Inc.	232	16,574
Whole Foods Market, Inc.	48	1,458
		63,651
Food Products - 2.3%
Archer-Daniels-Midland Co.	89	3,895
Campbell Soup Co.	27	1,639
ConAgra Foods, Inc.	67	3,123
General Mills, Inc.	91	6,445
Hershey Co. (The)	21	2,098
Hormel Foods Corp.	41	1,569
JM Smucker Co. (The)	18	2,552
Kellogg Co.	39	3,206
Kraft Heinz Co. (The)	90	8,054
McCormick & Co., Inc.	17	1,733
Mead Johnson Nutrition Co.	29	2,467
Mondelez International, Inc., Class A	236	10,625
Tyson Foods, Inc., Class A	46	3,476
		50,882
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	224	9,412
Baxter International, Inc.	84	3,925
Becton Dickinson and Co.	32	5,671
Boston Scientific Corp.*	206	4,907
CR Bard, Inc.	11	2,429
Danaher Corp.	91	7,408
DENTSPLY SIRONA, Inc.	36	2,213
Edwards Lifesciences Corp.*	32	3,685
Hologic, Inc.*	36	1,383
Intuitive Surgical, Inc.*	6	4,119
Medtronic plc	215	18,711
St Jude Medical, Inc.	43	3,351
Stryker Corp.	48	5,552

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Varian Medical Systems, Inc.*	15	1,442
Zimmer Biomet Holdings, Inc.	31	4,018
		78,226
Health Care Providers & Services - 3.4%
Aetna, Inc.	53	6,207
AmerisourceBergen Corp.	28	2,435
Anthem, Inc.	40	5,003
Cardinal Health, Inc.	50	3,984
Centene Corp.*	26	1,776
Cigna Corp.	39	5,002
DaVita, Inc.*	25	1,616
Express Scripts Holding Co.*	97	7,052
HCA Holdings, Inc.*	46	3,475
Henry Schein, Inc.*	13	2,129
Humana, Inc.	23	4,110
Laboratory Corp. of America Holdings*	15	2,054
McKesson Corp.	34	6,277
Patterson Cos., Inc.	13	598
Quest Diagnostics, Inc.	21	1,739
UnitedHealth Group, Inc.	145	19,727
Universal Health Services, Inc., Class B	14	1,688
		74,872
Health Care Technology - 0.1%
Cerner Corp.*	46	2,969

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	66	3,155
Chipotle Mexican Grill, Inc.*	4	1,655
Darden Restaurants, Inc.	17	1,048
Marriott International, Inc., Class A	29	2,069
McDonald’s Corp.	134	15,498
Royal Caribbean Cruises Ltd.	25	1,778
Starbucks Corp.	223	12,539
Starwood Hotels & Resorts Worldwide, Inc.	26	2,014
Wyndham Worldwide Corp.	17	1,203
Wynn Resorts Ltd.	13	1,161
Yum! Brands, Inc.	62	5,624
		47,744
Household Durables - 0.7%
DR Horton, Inc.	50	1,603
Garmin Ltd.	18	883
Harman International Industries, Inc.	11	932
Leggett & Platt, Inc.	21	1,102
Lennar Corp., Class A	28	1,324
Mohawk Industries, Inc.*	10	2,128
Newell Brands, Inc.	73	3,875
PulteGroup, Inc.	48	1,026
Whirlpool Corp.	11	1,965
		14,838
Household Products - 2.6%
Church & Dwight Co., Inc.	19	1,889
Clorox Co. (The)	20	2,621
Colgate-Palmolive Co.	136	10,110
Kimberly-Clark Corp.	55	7,043
Procter & Gamble Co. (The)	406	35,448
		57,111
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	101	1,219
NRG Energy, Inc.	48	581
		1,800
Industrial Conglomerates - 3.5%
3M Co.	92	16,490
General Electric Co.	1,400	43,736
Honeywell International, Inc.	116	13,539
Roper Technologies, Inc.	15	2,663
		76,428
Insurance - 3.5%
Aflac, Inc.	63	4,673
Allstate Corp. (The)	57	3,931
American International Group, Inc.	170	10,171
Aon plc	41	4,565
Arthur J. Gallagher & Co.	27	1,334
Assurant, Inc.	9	806
Chubb Ltd.	70	8,885
Cincinnati Financial Corp.	23	1,774
Hartford Financial Services Group, Inc. (The)	60	2,464
Lincoln National Corp.	37	1,777
Loews Corp.	41	1,716
Marsh & McLennan Cos., Inc.	79	5,343
MetLife, Inc.	167	7,248
Principal Financial Group, Inc.	41	2,012
Progressive Corp. (The)	88	2,865
Prudential Financial, Inc.	67	5,318
Torchmark Corp.	17	1,100
Travelers Cos., Inc. (The)	45	5,342
Unum Group	36	1,282
Willis Towers Watson plc	21	2,604
XL Group Ltd.	43	1,472
		76,682
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	59	45,381
Expedia, Inc.	18	1,964
Netflix, Inc.*	65	6,334
Priceline Group, Inc. (The)*	8	11,334
TripAdvisor, Inc.*	17	1,037
		66,050
Leisure Products - 0.1%
Hasbro, Inc.	17	1,389
Mattel, Inc.	52	1,723
		3,112
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	50	2,349
Illumina, Inc.*	23	3,872
PerkinElmer, Inc.	17	905
Thermo Fisher Scientific, Inc.	60	9,131
Waters Corp.*	13	2,045
		18,302
Machinery - 1.9%
Caterpillar, Inc.	89	7,294
Cummins, Inc.	24	3,015
Deere & Co.	45	3,805
Dover Corp.	23	1,667
Flowserve Corp.	20	967
Fortive Corp.	46	2,423
Illinois Tool Works, Inc.	49	5,824
Ingersoll-Rand plc	39	2,652
PACCAR, Inc.	53	3,171
Parker-Hannifin Corp.	21	2,573
Pentair plc	27	1,729
Snap-on, Inc.	9	1,380
Stanley Black & Decker, Inc.	23	2,846
Xylem, Inc.	27	1,373
		40,719
Media - 3.4%
CBS Corp. (Non-Voting), Class B	63	3,215
Comcast Corp., Class A	368	24,016
Discovery Communications, Inc., Class A*	22	561

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Discovery Communications, Inc., Class C*	38	943
Interpublic Group of Cos., Inc. (The)	61	1,412
News Corp., Class A	58	815
News Corp., Class B	17	245
Omnicom Group, Inc.	36	3,101
Scripps Networks Interactive, Inc., Class A	15	951
TEGNA, Inc.	33	669
Time Warner, Inc.	120	9,409
Twenty-First Century Fox, Inc., Class A	167	4,098
Twenty-First Century Fox, Inc., Class B	66	1,640
Viacom, Inc., Class B	53	2,138
Walt Disney Co. (The)	227	21,442
		74,655
Metals & Mining - 0.4%
Alcoa, Inc.	200	2,016
Freeport-McMoRan, Inc.*	202	2,079
Newmont Mining Corp.	80	3,059
Nucor Corp.	49	2,377
		9,531
Multiline Retail - 0.7%
Dollar General Corp.	43	3,157
Dollar Tree, Inc.*	36	2,977
Kohl’s Corp.	28	1,243
Macy’s, Inc.	47	1,700
Nordstrom, Inc.	19	959
Target Corp.	90	6,317
		16,353
Multi-Utilities - 1.4%
Ameren Corp.	36	1,779
CenterPoint Energy, Inc.	65	1,461
CMS Energy Corp.	43	1,805
Consolidated Edison, Inc.	47	3,537
Dominion Resources, Inc.	94	6,971
DTE Energy Co.	27	2,508
NiSource, Inc.	49	1,173
Public Service Enterprise Group, Inc.	77	3,292
SCANA Corp.	22	1,554
Sempra Energy	36	3,767
WEC Energy Group, Inc.	48	2,874
		30,721
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	78	4,171
Apache Corp.	58	2,883
Cabot Oil & Gas Corp.	70	1,724
Chesapeake Energy Corp.*	89	565
Chevron Corp.	287	28,866
Cimarex Energy Co.	15	1,983
Concho Resources, Inc.*	21	2,713
ConocoPhillips	188	7,717
Devon Energy Corp.	80	3,466
EOG Resources, Inc.	84	7,433
EQT Corp.	27	1,931
Exxon Mobil Corp.	631	54,985
Hess Corp.	40	2,172
Kinder Morgan, Inc.	278	6,074
Marathon Oil Corp.	129	1,938
Marathon Petroleum Corp.	80	3,401
Murphy Oil Corp.	25	668
Newfield Exploration Co.*	30	1,301
Noble Energy, Inc.	65	2,241
Occidental Petroleum Corp.	117	8,991
ONEOK, Inc.	32	1,500
Phillips 66	71	5,570
Pioneer Natural Resources Co.	25	4,476
Range Resources Corp.	26	1,003
Southwestern Energy Co.*	72	1,002
Spectra Energy Corp.	104	3,704
Tesoro Corp.	18	1,358
Valero Energy Corp.	71	3,930
Williams Cos., Inc. (The)	104	2,906
		170,672
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	34	3,034

Pharmaceuticals - 8.0%
AbbVie, Inc.	246	15,769
Allergan plc*	60	14,072
Bristol-Myers Squibb Co.	254	14,577
Eli Lilly & Co.	148	11,507
Endo International plc*	31	642
Johnson & Johnson	419	50,003
Mallinckrodt plc*	17	1,267
Merck & Co., Inc.	421	26,435
Mylan NV*	69	2,923
Perrigo Co. plc	22	2,002
Pfizer, Inc.	923	32,120
Zoetis, Inc.	69	3,526
		174,843
Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	5	688
Equifax, Inc.	18	2,374
Nielsen Holdings plc	55	2,931
Robert Half International, Inc.	20	767
Verisk Analytics, Inc.*	23	1,910
		8,670
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	45	1,345

Road & Rail - 1.1%
CSX Corp.	146	4,129
JB Hunt Transport Services, Inc.	13	1,032
Kansas City Southern	17	1,644
Norfolk Southern Corp.	45	4,226
Ryder System, Inc.	8	524
Union Pacific Corp.	128	12,228
		23,783
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	11	1,731
AutoNation, Inc.*	11	521
AutoZone, Inc.*	5	3,709
Bed Bath & Beyond, Inc.	23	1,067
Best Buy Co., Inc.	42	1,616
CarMax, Inc.*	29	1,710
Foot Locker, Inc.	21	1,378
Gap, Inc. (The)	35	870
Home Depot, Inc. (The)	190	25,483
L Brands, Inc.	39	2,972
Lowe’s Cos., Inc.	135	10,336
O’Reilly Automotive, Inc.*	15	4,199
Ross Stores, Inc.	61	3,797
Signet Jewelers Ltd.	12	984
Staples, Inc.	99	847
Tiffany & Co.	17	1,213
TJX Cos., Inc. (The)	100	7,744
Tractor Supply Co.	21	1,763
Ulta Salon Cosmetics & Fragrance, Inc.*	10	2,472
Urban Outfitters, Inc.*	13	466
		74,878

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	43	1,642
Hanesbrands, Inc.	57	1,513
Michael Kors Holdings Ltd.*	27	1,322
NIKE, Inc., Class B	203	11,701
PVH Corp.	13	1,401
Ralph Lauren Corp.	9	932
Under Armour, Inc., Class A*	28	1,110
Under Armour, Inc., Class C*	28	998
VF Corp.	50	3,102
		23,721
Tobacco - 2.2%
Altria Group, Inc.	297	19,629
Philip Morris International, Inc.	236	23,583
Reynolds American, Inc.	126	6,246
		49,458
Trading Companies & Distributors - 0.2%
Fastenal Co.	44	1,897
United Rentals, Inc.*	13	1,070
WW Grainger, Inc.	9	2,076
		5,043
Water Utilities - 0.1%
American Water Works Co., Inc.	27	1,998

TOTAL COMMON STOCKS (Cost $2,092,089)		2,189,916

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(b) - 0.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,539 (Cost $2,539)	2,539	2,539

Total Investments - 99.7% (Cost $2,094,628)		2,192,455
Other Assets Less Liabilities - 0.3%		6,392
Net assets - 100.0%		2,198,847

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,610
Aggregate gross unrealized depreciation	(65,125)
Net unrealized appreciation	$96,485
Federal income tax cost of investments	$2,095,970

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Europe ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.1%

Aerospace & Defense - 1.5%
Airbus Group SE	379	22,072
BAE Systems plc	2,163	15,255
Cobham plc	1,050	2,224
Leonardo-Finmeccanica SpA*	252	2,871
Meggitt plc	515	3,159
MTU Aero Engines AG	34	3,452
Rolls-Royce Holdings plc*	1,115	11,244
Safran SA	202	14,102
Thales SA	69	5,966
Zodiac Aerospace	127	2,885
		83,230
Air Freight & Logistics - 0.5%
Bollore SA	649	2,340
bpost SA	66	1,676
Deutsche Post AG (Registered)	650	20,560
Royal Mail plc	632	4,255
		28,831
Airlines - 0.1%
Deutsche Lufthansa AG (Registered)	153	1,780
easyJet plc	151	2,185
International Consolidated Airlines Group SA	707	3,547
		7,512
Auto Components - 0.9%
Cie Generale des Etablissements Michelin	124	13,162
Continental AG	74	15,486
Faurecia	49	1,953
GKN plc	1,190	4,847
Hella KGaA Hueck & Co.	24	970
Nokian Renkaat OYJ	89	3,209
Valeo SA	162	8,370
		47,997
Automobiles - 2.1%
Bayerische Motoren Werke AG	222	19,288
Bayerische Motoren Werke AG (Preference)	36	2,694
Daimler AG (Registered)	667	46,117
Ferrari NV	88	4,234
Fiat Chrysler Automobiles NV	579	3,995
Peugeot SA*	257	3,785
Porsche Automobil Holding SE (Preference)	101	5,110
Renault SA	118	9,635
Volkswagen AG	19	2,761
Volkswagen AG (Preference)	127	17,610
		115,229
Banks - 9.7%
ABN AMRO Group NV, CVA(a)	143	2,934
Banca Monte dei Paschi di Siena SpA*	1,879	506
Banco Bilbao Vizcaya Argentaria SA	4,497	27,938
Banco Comercial Portugues SA, Class R*	31,817	638
Banco de Sabadell SA	3,163	4,280
Banco Popolare SC	555	1,383
Banco Popular Espanol SA	2,106	2,845
Banco Santander SA	10,057	45,028
Bank of Ireland*	18,206	4,096
Bankia SA	3,049	2,567
Bankinter SA	456	3,340
Banque Cantonale Vaudoise (Registered)	2	1,315
Barclays plc	11,692	26,377
BNP Paribas SA	674	34,234
CaixaBank SA	1,695	4,555
Commerzbank AG	688	4,832
Credit Agricole SA	734	6,940
CYBG plc*	560	1,980
Danske Bank A/S	503	14,738
DNB ASA	745	9,048
Erste Group Bank AG*	190	5,329
FinecoBank Banca Fineco SpA	166	1,008
HSBC Holdings plc	13,832	102,227
ING Groep NV	2,696	33,690
Intesa Sanpaolo SpA	614	1,358
Intesa Sanpaolo SpA	8,231	19,526
Jyske Bank A/S (Registered)	47	2,253
KBC Group NV*	188	11,112
Lloyds Banking Group plc	44,687	34,735
Mediobanca SpA	367	2,718
Natixis SA	618	2,730
Nordea Bank AB	2,172	21,199
Raiffeisen Bank International AG*	92	1,305
Royal Bank of Scotland Group plc*	2,251	5,940
Skandinaviska Enskilda Banken AB, Class A	1,012	9,877
Societe Generale SA	501	18,216
Standard Chartered plc*	1,835	15,429
Svenska Handelsbanken AB, Class A	985	12,692
Svenska Handelsbanken AB, Class B	28	372
Swedbank AB, Class A	721	16,554
UniCredit SpA	3,406	8,748
Unione di Banche Italiane SpA	572	1,537
		528,129
Beverages - 3.7%
Anheuser-Busch InBev SA/NV	557	68,891
Carlsberg A/S, Class B	74	6,926
Coca-Cola HBC AG*	129	2,828
Davide Campari-Milano SpA	186	2,021
Diageo plc	1,758	48,547
Heineken Holding NV	65	5,217
Heineken NV	148	13,203
Pernod Ricard SA	145	16,618
Remy Cointreau SA	18	1,568
SABMiller plc	667	38,420
		204,239
Biotechnology - 1.1%
Actelion Ltd. (Registered)*	66	10,996
Genmab A/S*	38	6,062
Grifols S.A. (Preference), Class B	170	2,689
Grifols SA	220	4,653
Shire plc	613	38,223
		62,623
Building Products - 0.7%
Assa Abloy AB, Class B	642	12,981
Cie de Saint-Gobain	330	14,452
Geberit AG (Registered)	25	10,915
		38,348
Capital Markets - 2.2%
3i Group plc	669	5,384
Aberdeen Asset Management plc	654	2,746
Amundi SA(a)	28	1,354
Ashmore Group plc	305	1,405
Credit Suisse Group AG (Registered)*	1,334	17,392
Deutsche Bank AG (Registered)*	943	13,874
Deutsche Boerse AG*	130	11,091
GAM Holding AG*	123	1,196
Hargreaves Lansdown plc	152	2,632
Henderson Group plc	698	2,179
ICAP plc	355	2,224
Investec plc	337	1,990
Julius Baer Group Ltd.*	152	6,378
London Stock Exchange Group plc	217	7,830

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Melker Schorling AB	8	539
Partners Group Holding AG	13	5,967
Schroders plc	75	2,735
UBS Group AG (Registered)	2,527	36,572
		123,488
Chemicals - 4.2%
Air Liquide SA	239	26,174
Akzo Nobel NV	169	11,403
Arkema SA	46	4,100
BASF SE	644	52,288
Chr Hansen Holding A/S	58	3,512
Clariant AG (Registered)*	178	3,103
Covestro AG(a)	42	2,184
Croda International plc	90	3,902
EMS-Chemie Holding AG (Registered)	5	2,664
Evonik Industries AG	105	3,524
Fuchs Petrolub SE	27	1,131
Fuchs Petrolub SE (Preference)	46	2,089
Givaudan SA (Registered)	6	12,415
Johnson Matthey plc	134	5,858
K+S AG (Registered)	127	2,655
Koninklijke DSM NV	122	8,491
LANXESS AG	61	3,250
Linde AG	128	21,890
Novozymes A/S, Class B	149	6,450
Sika AG	1	4,769
Solvay SA	47	5,151
Symrise AG	84	6,175
Syngenta AG (Registered)	63	27,462
Umicore SA	61	3,597
Wacker Chemie AG	12	1,114
Yara International ASA	116	4,114
		229,465
Commercial Services & Supplies - 0.5%
Aggreko plc	159	2,122
Babcock International Group plc	166	2,274
Edenred	134	2,913
G4S plc	1,027	3,102
ISS A/S	122	4,933
Rentokil Initial plc	1,257	3,521
Securitas AB, Class B	203	3,525
Societe BIC SA	18	2,623
		25,013
Communications Equipment - 0.7%
Nokia OYJ	3,908	21,937
Telefonaktiebolaget LM Ericsson, Class B	2,038	14,508
		36,445
Construction & Engineering - 0.9%
ACS Actividades de Construccion y Servicios SA	112	3,169
BOSKALIS WESTMINSTER	54	1,928
Bouygues SA	128	4,053
Eiffage SA	49	3,831
Ferrovial SA	315	6,198
HOCHTIEF AG	13	1,745
OCI NV*	64	1,118
Skanska AB, Class B	238	5,209
Vinci SA	319	24,156
		51,407
Construction Materials - 0.9%
CRH plc	567	19,048
HeidelbergCement AG	98	9,089
Imerys SA	29	2,040
LafargeHolcim Ltd. (Registered)*	331	17,568
		47,745
Consumer Finance - 0.1%
Provident Financial plc	102	4,016

Containers & Packaging - 0.1%
DS Smith plc	652	3,488
Smurfit Kappa Group plc	158	3,901
		7,389
Distributors - 0.0%(b)
Inchcape plc	287	2,637

Diversified Financial Services - 0.7%
Ackermans & van Haaren NV	16	1,906
Banca Mediolanum SpA	201	1,392
Corp. Financiera Alba SA	14	571
Eurazeo SA	27	1,636
EXOR SpA	68	2,791
Groupe Bruxelles Lambert SA	51	4,468
Industrivarden AB, Class A	128	2,481
Industrivarden AB, Class C	108	1,965
Investment AB Latour, Class B	24	979
Investor AB, Class B	309	10,881
Kinnevik AB, Class B*	136	3,343
Pargesa Holding SA	22	1,518
Wendel SA	20	2,271
		36,202
Diversified Telecommunication Services - 3.5%
BT Group plc	5,842	29,561
Deutsche Telekom AG (Registered)	2,184	36,414
Elisa OYJ	105	3,688
Iliad SA	16	3,294
Inmarsat plc	311	3,140
Koninklijke KPN NV	2,162	7,048
Orange SA	1,304	19,882
Proximus SADP	93	2,841
SFR Group SA	61	1,620
Swisscom AG (Registered)	16	7,652
TalkTalk Telecom Group plc	410	1,133
TDC A/S*	529	2,920
Telecom Italia SpA	3,988	2,918
Telecom Italia SpA*	6,464	5,857
Telefonica Deutschland Holding AG	453	1,859
Telefonica SA	2,990	30,071
Telekom Austria AG*	62	354
Telenor ASA	483	8,425
Telia Co. AB	1,809	8,157
Vivendi SA	790	15,292
		192,126
Electric Utilities - 1.6%
Acciona SA	20	1,423
EDP - Energias de Portugal SA	1,274	4,264
Electricite de France SA	172	2,199
Endesa SA	210	4,271
Enel SpA	5,209	22,963
Fortum OYJ	295	4,547
Iberdrola SA	3,780	24,839
Red Electrica Corp. SA	288	6,192
SSE plc	688	13,552
Terna Rete Elettrica Nazionale SpA	944	4,870
		89,120
Electrical Equipment - 1.6%
ABB Ltd. (Registered)*	1,360	29,496
Gamesa Corp. Tecnologica SA	148	3,391
Legrand SA	182	10,887
OSRAM Licht AG	56	2,928
Prysmian SpA	136	3,351
Schneider Electric SE	379	25,787

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Vestas Wind Systems A/S	152	12,590
		88,430
Electronic Equipment, Instruments & Components - 0.3%
Halma plc	261	3,623
Hexagon AB, Class B	177	7,195
Ingenico Group SA	36	3,871
		14,689
Energy Equipment & Services - 0.3%
John Wood Group plc	241	2,198
Petrofac Ltd.	171	1,862
Saipem SpA*	3,782	1,731
Technip SA	75	4,425
Tenaris SA	313	4,295
		14,511
Equity Real Estate Investment Trusts (REITs) - 1.1%
British Land Co. plc (The)	711	6,174
Derwent London plc	66	2,361
Fonciere Des Regions	24	2,239
Gecina SA	28	4,374
Hammerson plc	545	4,140
ICADE	23	1,772
Intu Properties plc	620	2,566
Klepierre	142	6,644
Land Securities Group plc	546	7,823
Segro plc	515	3,057
Unibail-Rodamco SE	68	18,631
		59,781
Food & Staples Retailing - 1.2%
Booker Group plc	1,087	2,507
Carrefour SA	378	9,502
Casino Guichard Perrachon SA	38	1,877
Colruyt SA	42	2,302
Distribuidora Internacional de Alimentacion SA	397	2,421
J Sainsbury plc	1,168	3,676
Jeronimo Martins SGPS SA	162	2,610
Kesko OYJ, Class B	45	1,954
Koninklijke Ahold Delhaize NV*	864	20,655
METRO AG	109	3,229
Tesco plc*	5,554	12,100
Wm Morrison Supermarkets plc	1,503	3,878
		66,711
Food Products - 4.5%
Aryzta AG*	55	2,193
Associated British Foods plc	242	9,638
Barry Callebaut AG (Registered)*	1	1,287
Chocoladefabriken Lindt & Spruengli AG, Class PC	1	5,796
Danone SA	397	30,116
Glanbia plc	115	2,186
Kerry Group plc, Class A	101	8,569
Marine Harvest ASA*	247	3,814
Nestle SA (Registered)	2,153	171,574
Orkla ASA	517	4,729
Parmalat SpA	246	643
Suedzucker AG	61	1,591
Tate & Lyle plc	308	2,959
		245,095
Gas Utilities - 0.3%
Enagas SA	150	4,398
Gas Natural SDG SA	203	4,184
Snam SpA	1,704	9,432
		18,014
Health Care Equipment & Supplies - 0.9%
BioMerieux	11	1,670
Coloplast A/S, Class B	66	5,012
Essilor International SA	136	17,245
Getinge AB, Class B	121	2,356
Sartorius AG (Preference)	28	2,212
Sartorius Stedim Biotech	18	1,263
Smith & Nephew plc	623	10,028
Sonova Holding AG (Registered)	34	4,710
Straumann Holding AG (Registered)	7	2,718
William Demant Holding A/S*	80	1,669
		48,883
Health Care Providers & Services - 0.6%
Fresenius Medical Care AG & Co. KGaA	146	12,901
Fresenius SE & Co. KGaA	268	19,527
Orpea	28	2,428
		34,856
Hotels, Restaurants & Leisure - 1.3%
Accor SA	143	5,390
Carnival plc	127	6,078
Compass Group plc	1,127	21,284
InterContinental Hotels Group plc	137	5,851
Merlin Entertainments plc(a)	470	2,955
Paddy Power Betfair plc	57	6,838
Sodexo SA	64	7,403
TUI AG	327	4,553
Whitbread plc	127	6,939
William Hill plc	584	2,434
		69,725
Household Durables - 0.5%
Barratt Developments plc	692	4,477
Bellway plc	85	2,594
Berkeley Group Holdings plc	87	3,045
Electrolux AB, Series B	147	3,822
Husqvarna AB, Class B	247	2,133
Persimmon plc	212	5,064
SEB SA	18	2,392
Taylor Wimpey plc	2,244	4,741
		28,268
Household Products - 1.5%
Henkel AG & Co. KGaA	81	9,080
Henkel AG & Co. KGaA (Preference)	119	15,593
Reckitt Benckiser Group plc	439	42,282
Svenska Cellulosa AB SCA, Class B	408	12,517
		79,472
Independent Power and Renewable Electricity Producers - 0.0%(b)
EDP Renovaveis SA	157	1,253

Industrial Conglomerates - 1.7%
DCC plc	61	5,536
Koninklijke Philips NV	620	17,981
Siemens AG (Registered)	531	63,310
Smiths Group plc	272	4,777
		91,604
Insurance - 5.5%
Admiral Group plc	138	3,705
Aegon NV	1,259	5,152
Ageas	137	4,725
Allianz SE (Registered)	318	47,300
Assicurazioni Generali SpA	862	10,945
Aviva plc	2,766	15,519
AXA SA	1,345	28,192
Baloise Holding AG	31	3,691
CNP Assurances	109	1,752
Direct Line Insurance Group plc	955	4,615
Euler Hermes Group	10	825
Gjensidige Forsikring ASA	112	1,921
Hannover Rueck SE	40	4,081
Helvetia Holding AG (Registered)	4	2,002
Legal & General Group plc	4,059	11,180
Mapfre SA	669	1,805

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	96	17,326
NN Group NV	232	6,893
Old Mutual plc	3,394	8,628
Poste Italiane SpA(a)	308	2,144
Prudential plc	1,781	31,805
RSA Insurance Group plc	705	4,579
Sampo OYJ, Class A	322	13,804
SCOR SE	104	3,055
St James’s Place plc	360	4,630
Standard Life plc	1,358	6,483
Swiss Life Holding AG (Registered)*	21	5,258
Swiss Re AG	231	19,513
Talanx AG	29	846
Tryg A/S	88	1,753
UnipolSai SpA	695	1,159
Vienna Insurance Group AG Wiener Versicherung Gruppe	30	589
Zurich Insurance Group AG*	104	26,610
		302,485
Internet & Direct Marketing Retail - 0.0%(b)
Zalando SE*(a)	69	2,635

Internet Software & Services - 0.2%
Auto Trader Group plc(a)	674	3,294
Just Eat plc*	302	2,140
Rightmove plc	63	3,382
United Internet AG (Registered)	78	3,202
		12,018
IT Services - 0.7%
Amadeus IT Group SA	284	13,030
Atos SE	62	6,091
Capgemini SA	109	10,603
Wirecard AG	76	3,756
Worldpay Group plc*(a)	889	3,479
		36,959
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	6	2,428
Lonza Group AG (Registered)*	41	7,778
QIAGEN NV*	149	3,940
		14,146
Machinery - 2.0%
Alfa Laval AB	207	3,210
Alstom SA*	102	2,694
ANDRITZ AG	48	2,445
Atlas Copco AB, Class A	423	11,976
Atlas Copco AB, Class B	269	6,904
CNH Industrial NV	607	4,428
GEA Group AG	117	6,270
IMI plc	181	2,506
KION Group AG	44	2,503
Kone OYJ, Class B	260	13,045
MAN SE	23	2,389
Melrose Industries plc	1,317	2,553
Metso OYJ	88	2,460
Rational AG	3	1,473
Sandvik AB	751	8,140
Schindler Holding AG	27	5,086
Schindler Holding AG (Registered)	14	2,647
SKF AB, Class B	250	4,206
Sulzer AG (Registered)	10	952
Trelleborg AB, Class B	161	3,062
Volvo AB, Class B	1,056	11,335
Wartsila OYJ Abp	103	4,231
Weir Group plc (The)	141	2,783
Zardoya Otis SA	141	1,327
		108,625
Marine - 0.3%
AP Moeller - Maersk A/S, Class A	3	4,269
AP Moeller - Maersk A/S, Class B	4	5,971
Kuehne + Nagel International AG (Registered)	33	4,611
		14,851
Media - 1.7%
Altice NV, Class A*	255	4,239
Altice NV, Class B*	94	1,560
Axel Springer SE	35	1,780
Daily Mail & General Trust plc, Class A	175	1,655
Eutelsat Communications SA	108	2,096
Informa plc	451	4,185
ITV plc	2,600	6,834
JCDecaux SA	46	1,578
Lagardere SCA	74	1,802
Mediaset Espana Comunicacion SA	125	1,504
Mediaset SpA	496	1,567
Pearson plc	571	6,473
ProSiebenSat.1 Media SE	148	6,356
Publicis Groupe SA	138	10,229
RTL Group SA	25	2,101
Schibsted ASA, Class A	63	1,998
Schibsted ASA, Class B	58	1,676
SES SA, FDR	241	5,527
Sky plc	728	8,095
Telenet Group Holding NV*	38	1,779
WPP plc	886	20,376
		93,410
Metals & Mining - 2.0%
Acerinox SA	108	1,338
Anglo American plc*	908	9,273
Antofagasta plc	234	1,516
ArcelorMittal*	1,253	7,384
BHP Billiton plc	1,444	18,721
Boliden AB	181	3,826
Fresnillo plc	112	2,356
Glencore plc*	7,973	18,175
Norsk Hydro ASA	886	3,762
Polymetal International plc	169	2,331
Randgold Resources Ltd.	64	5,993
Rio Tinto plc	844	25,435
thyssenkrupp AG	293	6,819
voestalpine AG	75	2,478
		109,407
Multiline Retail - 0.2%
Marks & Spencer Group plc	1,126	5,083
Next plc	100	7,236
		12,319
Multi-Utilities - 1.7%
Centrica plc	3,710	11,302
E.ON SE	1,282	11,789
Engie SA	983	15,645
National Grid plc	2,633	36,088
RWE AG*	320	5,227
RWE AG (Preference)	26	307
Suez	214	3,233
Veolia Environnement SA	324	6,880
		90,471
Oil, Gas & Consumable Fuels - 6.3%
BP plc	12,905	72,322
DONG Energy A/S*(a)	53	2,099
Eni SpA	1,720	25,938
Galp Energia SGPS SA	316	4,586
Koninklijke Vopak NV	44	2,228

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Lundin Petroleum AB*	116	2,038
Neste OYJ	85	3,535
OMV AG	95	2,658
Repsol SA	753	10,097
Royal Dutch Shell plc, Class A	2,939	71,615
Royal Dutch Shell plc, Class B	2,615	66,511
Statoil ASA	654	10,334
TOTAL SA	1,486	70,753
		344,714
Paper & Forest Products - 0.3%
Mondi plc	255	5,173
Stora Enso OYJ, Class R	380	3,350
UPM-Kymmene OYJ	367	7,362
		15,885
Personal Products - 2.3%
Beiersdorf AG	69	6,410
L’Oreal SA	168	31,687
Unilever NV, CVA	1,087	49,776
Unilever plc	842	38,916
		126,789
Pharmaceuticals - 10.9%
AstraZeneca plc	881	56,642
Bayer AG (Registered)	577	61,674
Galenica AG (Registered)	4	4,645
GlaxoSmithKline plc	3,394	72,855
H Lundbeck A/S*	46	1,835
Hikma Pharmaceuticals plc	92	2,578
Ipsen SA	27	1,751
Merck KGaA	90	9,456
Novartis AG (Registered)	1,650	129,978
Novo Nordisk A/S, Class B	1,288	60,270
Orion OYJ, Class B	67	2,533
Recordati SpA	67	2,024
Roche Holding AG	491	119,833
Roche Holding AG	18	4,402
Sanofi	779	59,926
UCB SA	81	6,641
		597,043
Professional Services - 1.6%
Adecco Group AG (Registered)	107	6,164
Bureau Veritas SA	171	3,660
Capita plc	460	6,235
DKSH Holding AG	21	1,457
Experian plc	656	13,008
Intertek Group plc	112	5,121
Randstad Holding NV	73	3,437
RELX NV	635	11,245
RELX plc	750	14,194
SGS SA (Registered)	4	8,797
Teleperformance	38	3,933
Wolters Kluwer NV	206	8,632
		85,883
Real Estate Management & Development - 0.6%
Capital & Counties Properties plc	481	1,868
Deutsche Wohnen AG	234	8,783
LEG Immobilien AG*	42	4,093
PSP Swiss Property AG (Registered)	26	2,493
Swiss Prime Site AG (Registered)*	42	3,698
Vonovia SE	319	12,394
		33,329
Road & Rail - 0.1%
DSV A/S	122	6,041

Semiconductors & Semiconductor Equipment - 1.2%
ARM Holdings plc	965	21,435
ASML Holding NV	224	23,793
Infineon Technologies AG	767	12,895
STMicroelectronics NV	410	3,061
		61,184
Software - 1.4%
Dassault Systemes	84	7,065
Gemalto NV	53	3,686
Micro Focus International plc	146	3,821
Sage Group plc (The)	748	7,102
SAP SE	624	54,737
		76,411
Specialty Retail - 1.2%
Dixons Carphone plc	691	3,355
Dufry AG (Registered)*	32	3,745
Fielmann AG	20	1,562
GrandVision NV(a)	40	1,130
Hennes & Mauritz AB, Class B	649	19,752
Industria de Diseno Textil SA	740	26,180
Kingfisher plc	1,584	7,699
Sports Direct International plc*	196	763
		64,186
Textiles, Apparel & Luxury Goods - 2.3%
adidas AG	140	23,225
Burberry Group plc	308	5,260
Christian Dior SE	36	6,215
Cie Financiere Richemont SA (Registered)	349	20,122
Hermes International	17	7,168
HUGO BOSS AG	42	2,561
Kering	52	9,842
Luxottica Group SpA	123	5,925
LVMH Moet Hennessy Louis Vuitton SE	173	29,229
Pandora A/S	73	9,067
Salvatore Ferragamo SpA	37	843
Swatch Group AG (The)	20	5,152
Swatch Group AG (The) (Registered)	32	1,627
		126,236
Tobacco - 2.2%
British American Tobacco plc	1,301	80,510
Imperial Brands plc	673	35,200
Swedish Match AB	127	4,520
		120,230
Trading Companies & Distributors - 0.7%
Ashtead Group plc	350	5,799
Brenntag AG	102	5,542
Bunzl plc	231	7,134
Howden Joinery Group plc	411	2,457
Rexel SA	199	3,193
Travis Perkins plc	174	3,794
Wolseley plc	172	9,867
		37,786
Transportation Infrastructure - 0.5%
Abertis Infraestructuras SA	401	6,201
Aena SA(a)	43	6,070
Aeroports de Paris	19	1,958
Atlantia SpA	332	8,527
Fraport AG Frankfurt Airport Services Worldwide	24	1,337
Groupe Eurotunnel SE (Registered)	304	3,338
		27,431
Water Utilities - 0.3%
Pennon Group plc	285	3,275
Severn Trent plc	163	5,083
United Utilities Group plc	474	6,031
		14,389
Wireless Telecommunication Services - 1.1%
Tele2 AB, Class B	206	1,711
Vodafone Group plc	18,548	55,836
		57,547
TOTAL COMMON STOCKS (Cost $5,857,857)		5,414,893

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(c) - 0.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,661 (Cost $4,661)	4,661	4,661

Total Investments - 99.2% (Cost $5,862,518)		5,419,554
Other Assets Less Liabilities - 0.8%		43,231
Net assets - 100.0%		5,462,785

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 8/31/2016 amounts to $30,278, which represents approximately 0.55% of net assets of the fund.

(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,701
Aggregate gross unrealized depreciation	(735,781)
Net unrealized depreciation	$(494,080)
Federal income tax cost of investments	$5,913,634

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of August 31, 2016:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	9/2/2016	754,993	$(768,363)	$768,402	$39
U.S. Dollar vs. Danish Krone	Goldman Sachs International	9/2/2016	1,116,365	(167,041)	167,056	15
U.S. Dollar vs. Euro	Goldman Sachs International	9/2/2016	2,217,748	(2,469,462)	2,470,017	555
U.S. Dollar vs. British Pound	Goldman Sachs International	9/2/2016	1,275,779	(1,670,760)	1,670,887	127
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	9/2/2016	412,000	(49,385)	49,394	9
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	9/2/2016	1,994,000	(232,477)	232,512	35
						$780

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	Goldman Sachs International	9/2/2016	(1,262,000)	$1,669,965	$1,652,841	$17,124
U.S. Dollar vs. British Pound	Goldman Sachs International	10/4/2016	(1,286,000)	1,685,470	1,685,641	(171)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	9/2/2016	(1,116,000)	167,708	167,001	707
U.S. Dollar vs. Danish Krone	Goldman Sachs International	10/4/2016	(1,062,000)	159,117	159,148	(31)
U.S. Dollar vs. Euro	Goldman Sachs International	9/2/2016	(2,206,000)	2,466,103	2,456,933	9,170
U.S. Dollar vs. Euro	Goldman Sachs International	10/4/2016	(2,260,000)	2,520,000	2,520,687	(687)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	9/2/2016	(412,000)	48,757	49,394	(637)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	10/4/2016	(420,000)	50,347	50,356	(9)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	9/2/2016	(1,994,000)	233,935	232,512	1,423
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	9/2/2016	(30,026)	3,501	3,501	—
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	10/4/2016	(2,032,000)	237,281	237,330	(49)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	9/2/2016	(748,000)	771,280	761,285	9,995
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	10/4/2016	(761,000)	775,984	776,082	(98)
						$36,737
						$37,517

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of August 31, 2016:

United Kingdom	31.0%
France	14.3%
Germany	14.2%
Switzerland	14.2%
Netherlands	5.0%
Spain	4.7%
Sweden	4.3%
Italy	3.2%
Denmark	2.9%
Belgium	2.1%
Finland	1.5%
Norway	0.9%
Austria	0.3%
Ireland	0.3%
Portugal	0.2%
Other (1)	0.9%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Japan ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.4%

Air Freight & Logistics - 0.3%
Yamato Holdings Co. Ltd.	411	9,701

Airlines - 0.2%
ANA Holdings, Inc.	1,352	3,677
Japan Airlines Co. Ltd.	82	2,495
		6,172
Auto Components - 3.3%
Aisin Seiki Co. Ltd.	224	10,579
Bridgestone Corp.	738	25,364
Calsonic Kansei Corp.	207	1,627
Denso Corp.	578	23,872
Exedy Corp.	40	991
Koito Manufacturing Co. Ltd.	131	6,237
NGK Spark Plug Co. Ltd.	248	4,639
NHK Spring Co. Ltd.	225	2,119
Nifco, Inc.	48	2,418
NOK Corp.	131	2,660
Stanley Electric Co. Ltd.	173	4,420
Sumitomo Electric Industries Ltd.	885	13,121
Sumitomo Rubber Industries Ltd.	206	3,055
Tokai Rika Co. Ltd.	67	1,325
Toyo Tire & Rubber Co. Ltd.	137	1,927
Toyoda Gosei Co. Ltd.	101	2,326
Toyota Boshoku Corp.	83	1,898
Toyota Industries Corp.	189	9,045
TS Tech Co. Ltd.	69	1,602
Yokohama Rubber Co. Ltd. (The)	142	2,308
		121,533
Automobiles - 9.5%
Fuji Heavy Industries Ltd.	720	28,526
Honda Motor Co. Ltd.	2,063	63,225
Isuzu Motors Ltd.	627	7,217
Mazda Motor Corp.	656	10,816
Mitsubishi Motors Corp.	715	3,270
Nissan Motor Co. Ltd.	2,347	23,031
Nissan Shatai Co. Ltd.	98	892
Suzuki Motor Corp.	472	15,647
Toyota Motor Corp.	3,226	194,555
Yamaha Motor Co. Ltd.	323	6,620
		353,799
Banks - 8.2%
77 Bank Ltd. (The)	488	2,033
Aozora Bank Ltd.	1,346	4,763
Awa Bank Ltd. (The)	298	1,873
Bank of Kyoto Ltd. (The)	420	3,037
Chiba Bank Ltd. (The)	769	4,557
Chugoku Bank Ltd. (The)	202	2,488
Concordia Financial Group Ltd.*	1,395	7,197
Daishi Bank Ltd. (The)	445	1,704
Fukuoka Financial Group, Inc.	844	3,574
Gunma Bank Ltd. (The)	599	2,826
Hachijuni Bank Ltd. (The)	550	2,909
Hiroshima Bank Ltd. (The)	675	2,813
Hokuhoku Financial Group, Inc.	1,766	2,441
Hyakugo Bank Ltd. (The)	281	1,032
Hyakujushi Bank Ltd. (The)	356	1,067
Iyo Bank Ltd. (The)	370	2,386
Japan Post Bank Co. Ltd.	476	5,596
Joyo Bank Ltd. (The)	787	3,127
Juroku Bank Ltd. (The)	477	1,324
Keiyo Bank Ltd. (The)	322	1,311
Kyushu Financial Group, Inc.	446	2,643
Mitsubishi UFJ Financial Group, Inc.	15,837	86,370
Mizuho Financial Group, Inc.	28,795	50,026
Musashino Bank Ltd. (The)	45	1,162
Nishi-Nippon City Bank Ltd. (The)	974	2,025
North Pacific Bank Ltd.	380	1,286
Resona Holdings, Inc.	2,522	11,538
San-In Godo Bank Ltd. (The)	210	1,435
Senshu Ikeda Holdings, Inc.	367	1,660
Seven Bank Ltd.	755	2,672
Shiga Bank Ltd. (The)	343	1,651
Shinsei Bank Ltd.	1,962	3,130
Shizuoka Bank Ltd. (The)	622	5,123
Sumitomo Mitsui Financial Group, Inc.	1,496	52,371
Sumitomo Mitsui Trust Holdings, Inc.	4,354	15,587
Suruga Bank Ltd.	201	4,782
Yamaguchi Financial Group, Inc.	261	2,755
		304,274
Beverages - 1.2%
Asahi Group Holdings Ltd.	439	14,371
Coca-Cola East Japan Co. Ltd.	100	1,759
Coca-Cola West Co. Ltd.	86	1,950
Ito En Ltd.	66	1,984
Kirin Holdings Co. Ltd.	967	15,767
Sapporo Holdings Ltd.	73	1,791
Suntory Beverage & Food Ltd.	148	5,874
Takara Holdings, Inc.	241	2,083
		45,579
Building Products - 1.3%
Asahi Glass Co. Ltd.	1,109	7,055
Daikin Industries Ltd.	307	28,461
LIXIL Group Corp.	300	6,053
Sanwa Holdings Corp.	232	2,059
TOTO Ltd.	165	6,269
		49,897
Capital Markets - 1.3%
Daiwa Securities Group, Inc.	1,954	11,418
Jafco Co. Ltd.	42	1,224
Japan Exchange Group, Inc.	633	9,890
Matsui Securities Co. Ltd.	139	1,239
Nihon M&A Center, Inc.	37	2,036
Nomura Holdings, Inc.	3,929	18,510
Okasan Securities Group, Inc.	250	1,271
SBI Holdings, Inc.	227	2,695
Tokai Tokyo Financial Holdings, Inc.	313	1,486
		49,769
Chemicals - 4.6%
Air Water, Inc.	176	3,253
Asahi Kasei Corp.	1,539	12,980
Daicel Corp.	381	4,859
Denka Co. Ltd.	511	2,159
DIC Corp.	110	3,345
Hitachi Chemical Co. Ltd.	120	2,587
JSR Corp.	219	3,203
Kaneka Corp.	373	3,040
Kansai Paint Co. Ltd.	230	5,068
Kuraray Co. Ltd.	405	5,787
Lintec Corp.	67	1,259
Mitsubishi Chemical Holdings Corp.	1,521	9,599
Mitsubishi Gas Chemical Co., Inc.	445	3,012
Mitsui Chemicals, Inc.	1,051	5,030
Nippon Kayaku Co. Ltd.	197	2,156
Nippon Paint Holdings Co. Ltd.	207	7,415
Nippon Shokubai Co. Ltd.	37	2,271
Nissan Chemical Industries Ltd.	165	5,073
Nitto Denko Corp.	178	12,156
Shin-Etsu Chemical Co. Ltd.	474	34,800
Showa Denko KK	146	1,808
Sumitomo Chemical Co. Ltd.	1,754	8,038
Taiyo Nippon Sanso Corp.	194	1,969
Teijin Ltd.	1,024	3,821
Toray Industries, Inc.	1,747	16,829
Tosoh Corp.	749	4,613
Toyobo Co. Ltd.	1,211	1,920
Ube Industries Ltd.	1,439	2,616
Zeon Corp.	204	1,755
		172,421

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co. Ltd.	712	7,242
Park24 Co. Ltd.	119	3,480
Secom Co. Ltd.	224	17,004
Sohgo Security Services Co. Ltd.	78	3,899
Toppan Forms Co. Ltd.	55	580
Toppan Printing Co. Ltd.	598	5,330
		37,535
Construction & Engineering - 1.2%
Chiyoda Corp.	208	1,681
COMSYS Holdings Corp.	152	2,873
JGC Corp.	275	4,363
Kajima Corp.	970	6,517
Kandenko Co. Ltd.	143	1,273
Kinden Corp.	177	1,939
Maeda Road Construction Co. Ltd.	79	1,344
Nippo Corp.	70	1,269
Obayashi Corp.	783	7,229
Shimizu Corp.	655	5,845
Taisei Corp.	1,257	9,455
Toda Corp.	313	1,595
		45,383
Construction Materials - 0.2%
Sumitomo Osaka Cement Co. Ltd.	509	2,303
Taiheiyo Cement Corp.	1,390	4,220
		6,523
Consumer Finance - 0.3%
Acom Co. Ltd.*	452	2,163
AEON Financial Service Co. Ltd.	124	2,284
Aiful Corp.*	395	1,268
Aplus Financial Co. Ltd.*	125	122
Credit Saison Co. Ltd.	185	3,185
Hitachi Capital Corp.	59	1,227
Orient Corp.*	513	1,022
		11,271
Containers & Packaging - 0.2%
FP Corp.	32	1,689
Rengo Co. Ltd.	284	1,689
Toyo Seikan Group Holdings Ltd.	185	3,430
		6,808
Distributors - 0.0%(a)
Canon Marketing Japan, Inc.	61	1,070

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	96	2,215

Diversified Financial Services - 0.8%
Century Tokyo Leasing Corp.	63	2,366
Mitsubishi UFJ Lease & Finance Co. Ltd.	597	2,799
ORIX Corp.	1,510	21,715
Zenkoku Hosho Co. Ltd.	68	2,673
		29,553
Diversified Telecommunication Services - 0.5%
Nippon Telegraph & Telephone Corp.	411	18,064

Electric Utilities - 1.3%
Chubu Electric Power Co., Inc.	819	11,077
Chugoku Electric Power Co., Inc. (The)	351	4,214
Hokkaido Electric Power Co., Inc.*	240	1,947
Hokuriku Electric Power Co.	216	2,581
Kansai Electric Power Co., Inc. (The)*	845	7,244
Kyushu Electric Power Co., Inc.*	536	4,990
Shikoku Electric Power Co., Inc.	178	1,697
Tohoku Electric Power Co., Inc.	552	6,922
Tokyo Electric Power Co. Holdings, Inc.*	1,800	7,257
		47,929
Electrical Equipment - 1.9%
Fuji Electric Co. Ltd.	660	3,012
Fujikura Ltd.	401	2,252
Furukawa Electric Co. Ltd.	834	2,153
GS Yuasa Corp.	528	2,057
Mabuchi Motor Co. Ltd.	61	3,238
Mitsubishi Electric Corp.	2,274	29,690
Nidec Corp.	280	25,235
Ushio, Inc.	161	1,792
		69,429
Electronic Equipment, Instruments & Components - 4.6%
Alps Electric Co. Ltd.	233	5,255
Azbil Corp.	82	2,402
Citizen Holdings Co. Ltd.	402	2,223
Hamamatsu Photonics KK	154	4,846
Hirose Electric Co. Ltd.	39	5,007
Hitachi High-Technologies Corp.	88	3,263
Hitachi Ltd.	5,337	25,593
Ibiden Co. Ltd.	139	1,761
Japan Aviation Electronics Industry Ltd.	91	1,412
Japan Display, Inc.*	482	685
Keyence Corp.	52	36,463
Kyocera Corp.	358	17,015
Murata Manufacturing Co. Ltd.	218	29,306
Nippon Electric Glass Co. Ltd.	561	2,815
Omron Corp.	227	7,703
Shimadzu Corp.	311	4,868
Taiyo Yuden Co. Ltd.	150	1,553
TDK Corp.	138	9,873
Topcon Corp.	144	1,885
Yaskawa Electric Corp.	306	4,509
Yokogawa Electric Corp.	282	3,612
		172,049
Food & Staples Retailing - 2.0%
Aeon Co. Ltd.	802	11,030
Cosmos Pharmaceutical Corp.	10	1,816
FamilyMart Co. Ltd.	98	7,018
Lawson, Inc.	76	5,334
Matsumotokiyoshi Holdings Co. Ltd.	46	2,026
Mitsubishi Shokuhin Co. Ltd.	20	571
Seven & i Holdings Co. Ltd.	897	37,819
Sugi Holdings Co. Ltd.	42	2,059
Sundrug Co. Ltd.	40	2,900
Tsuruha Holdings, Inc.	42	4,117
Welcia Holdings Co. Ltd.	34	1,995
		76,685
Food Products - 2.0%
Ajinomoto Co., Inc.	596	12,636
Calbee, Inc.	87	3,159
Ezaki Glico Co. Ltd.	60	3,005
House Foods Group, Inc.	101	2,174
Kagome Co. Ltd.	87	1,979
Kewpie Corp.	130	3,573
Kikkoman Corp.	203	6,388
MEIJI Holdings Co. Ltd.	157	14,131
NH Foods Ltd.	225	4,927
Nichirei Corp.	264	2,616
Nisshin Seifun Group, Inc.	305	4,314
Nissin Foods Holdings Co. Ltd.	83	4,606
Toyo Suisan Kaisha Ltd.	105	4,299
Yakult Honsha Co. Ltd.	118	5,208
Yamazaki Baking Co. Ltd.	147	3,341
		76,356
Gas Utilities - 0.7%
Osaka Gas Co. Ltd.	2,285	8,998
Toho Gas Co. Ltd.	523	4,444
Tokyo Gas Co. Ltd.	2,676	11,474
		24,916
Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co. Ltd.	57	2,535

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Hoya Corp.	455	17,635
Nihon Kohden Corp.	86	1,959
Nipro Corp.	164	2,042
Olympus Corp.	371	12,141
Sysmex Corp.	166	10,705
Terumo Corp.	363	14,126
		61,143
Health Care Providers & Services - 0.3%
Alfresa Holdings Corp.	207	3,864
Medipal Holdings Corp.	183	2,895
Miraca Holdings, Inc.	66	3,130
Suzuken Co. Ltd.	97	2,812
		12,701
Health Care Technology - 0.2%
M3, Inc.	209	6,254

Hotels, Restaurants & Leisure - 0.5%
HIS Co. Ltd.	48	1,208
Oriental Land Co. Ltd.	224	13,121
Resorttrust, Inc.	90	1,918
Skylark Co. Ltd.	129	1,604
		17,851
Household Durables - 3.1%
Casio Computer Co. Ltd.	260	3,673
Haseko Corp.	323	3,057
Iida Group Holdings Co. Ltd.	183	3,429
Nikon Corp.	406	5,962
PanaHome Corp.	101	747
Panasonic Corp.	2,449	25,121
Rinnai Corp.	47	4,408
Sekisui Chemical Co. Ltd.	428	5,983
Sekisui House Ltd.	678	10,920
Sharp Corp.*	1,919	2,653
Sony Corp.	1,447	46,515
Sumitomo Forestry Co. Ltd.	152	2,057
		114,525
Household Products - 0.5%
Lion Corp.	288	4,032
Pigeon Corp.	124	3,300
Unicharm Corp.	451	10,957
		18,289
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co. Ltd.	207	5,055

Industrial Conglomerates - 0.6%
Keihan Holdings Co. Ltd.	568	3,685
Nisshinbo Holdings, Inc.	172	1,749
Seibu Holdings, Inc.	269	4,419
Toshiba Corp.*	4,402	13,925
		23,778
Insurance - 2.7%
Dai-ichi Life Insurance Co. Ltd. (The)	1,301	18,106
Japan Post Holdings Co. Ltd.	524	6,864
Japan Post Insurance Co. Ltd.	90	1,902
MS&AD Insurance Group Holdings, Inc.	594	16,956
Sompo Japan Nipponkoa Holdings, Inc.	432	13,849
Sony Financial Holdings, Inc.	200	2,748
T&D Holdings, Inc.	726	8,286
Tokio Marine Holdings, Inc.	809	31,786
		100,497
Internet & Direct Marketing Retail - 0.4%
ASKUL Corp.	28	1,008
Rakuten, Inc.	969	12,216
Start Today Co. Ltd.	54	2,509
		15,733
Internet Software & Services - 0.4%
COOKPAD, Inc.	61	608
DeNA Co. Ltd.	122	3,621
Gree, Inc.	126	639
Kakaku.com, Inc.	160	2,676
Yahoo Japan Corp.	1,511	6,165
		13,709
IT Services - 0.9%
Fujitsu Ltd.	2,056	10,440
Itochu Techno-Solutions Corp.	63	1,538
Nomura Research Institute Ltd.	115	3,891
NS Solutions Corp.	44	761
NTT Data Corp.	146	7,608
Obic Co. Ltd.	77	3,945
Otsuka Corp.	59	2,501
SCSK Corp.	58	2,134
TIS, Inc.	95	2,255
		35,073
Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	225	6,147
Heiwa Corp.	71	1,523
Sankyo Co. Ltd.	59	2,048
Sega Sammy Holdings, Inc.	230	3,142
Shimano, Inc.	91	13,232
Yamaha Corp.	192	6,228
		32,320
Machinery - 5.4%
Amada Holdings Co. Ltd.	413	4,320
DMG Mori Co. Ltd.	136	1,502
Ebara Corp.	520	2,675
FANUC Corp.	225	38,350
Glory Ltd.	77	2,468
Hino Motors Ltd.	312	3,457
Hitachi Construction Machinery Co. Ltd.	142	2,661
Hoshizaki Corp.	46	3,678
IHI Corp.	1,727	5,276
Japan Steel Works Ltd. (The)	483	2,251
JTEKT Corp.	260	4,042
Kawasaki Heavy Industries Ltd.	1,667	4,883
Komatsu Ltd.	1,086	23,744
Kubota Corp.	1,294	18,978
Kurita Water Industries Ltd.	131	2,988
Makita Corp.	141	10,128
Minebea Co. Ltd.	379	3,847
Mitsubishi Heavy Industries Ltd.	3,688	16,059
Mitsui Engineering & Shipbuilding Co. Ltd.	1,001	1,384
Nabtesco Corp.	135	3,484
NGK Insulators Ltd.	313	6,790
NSK Ltd.	539	5,555
NTN Corp.	579	2,122
OKUMA Corp.	205	1,568
OSG Corp.	102	1,893
SMC Corp.	67	18,875
Sumitomo Heavy Industries Ltd.	652	3,202
Tadano Ltd.	154	1,529
THK Co. Ltd.	131	2,567
		200,276
Marine - 0.2%
Kawasaki Kisen Kaisha Ltd.	955	2,410
Mitsui OSK Lines Ltd.	1,294	2,990
Nippon Yusen KK	1,865	3,389
		8,789
Media - 0.8%
CyberAgent, Inc.	56	3,037
Dentsu, Inc.	256	14,083
Fuji Media Holdings, Inc.	39	480
Hakuhodo DY Holdings, Inc.	275	2,988
Nippon Television Holdings, Inc.	20	323
Shochiku Co. Ltd.	153	1,640
SKY Perfect JSAT Holdings, Inc.	166	754
Toho Co. Ltd.	134	3,906
Tokyo Broadcasting System Holdings, Inc.	48	660

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
TV Asahi Holdings Corp.	30	480
		28,351
Metals & Mining - 1.5%
Daido Steel Co. Ltd.	476	2,163
Dowa Holdings Co. Ltd.	310	2,077
Hitachi Metals Ltd.	227	2,748
JFE Holdings, Inc.	593	9,210
Kobe Steel Ltd.	3,431	3,184
Maruichi Steel Tube Ltd.	72	2,485
Mitsubishi Materials Corp.	1,587	4,480
Mitsui Mining & Smelting Co. Ltd.	747	1,524
Nippon Steel & Sumitomo Metal Corp.	915	19,426
Nisshin Steel Co. Ltd.	127	1,632
Sumitomo Metal Mining Co. Ltd.	549	6,964
Yamato Kogyo Co. Ltd.	57	1,744
		57,637
Multiline Retail - 0.7%
Don Quijote Holdings Co. Ltd.	135	4,411
H2O Retailing Corp.	118	1,606
Isetan Mitsukoshi Holdings Ltd.	418	3,807
Izumi Co. Ltd.	54	2,120
J Front Retailing Co. Ltd.	286	3,230
Marui Group Co. Ltd.	262	3,194
Ryohin Keikaku Co. Ltd.	27	4,871
Takashimaya Co. Ltd.	343	2,510
		25,749
Oil, Gas & Consumable Fuels - 0.8%
Cosmo Energy Holdings Co. Ltd.	89	929
Idemitsu Kosan Co. Ltd.	118	2,153
Inpex Corp.	1,065	9,250
Japan Petroleum Exploration Co. Ltd.	42	925
JX Holdings, Inc.	2,794	10,451
Showa Shell Sekiyu KK	261	2,226
TonenGeneral Sekiyu KK	344	3,176
		29,110
Paper & Forest Products - 0.2%
Nippon Paper Industries Co. Ltd.	128	2,372
Oji Holdings Corp.	1,015	4,082
		6,454
Personal Products - 1.3%
Kao Corp.	577	29,995
Kobayashi Pharmaceutical Co. Ltd.	72	3,345
Kose Corp.	33	2,961
Pola Orbis Holdings, Inc.	26	2,076
Shiseido Co. Ltd.	453	11,391
		49,768
Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	2,448	37,406
Chugai Pharmaceutical Co. Ltd.	252	7,906
Daiichi Sankyo Co. Ltd.	778	17,860
Eisai Co. Ltd.	306	17,839
Hisamitsu Pharmaceutical Co., Inc.	84	3,760
Kaken Pharmaceutical Co. Ltd.	41	2,315
Kissei Pharmaceutical Co. Ltd.	43	1,035
KYORIN Holdings, Inc.	62	1,243
Kyowa Hakko Kirin Co. Ltd.	297	4,215
Mitsubishi Tanabe Pharma Corp.	259	4,808
Mochida Pharmaceutical Co. Ltd.	18	1,244
Nippon Shinyaku Co. Ltd.	59	2,735
Ono Pharmaceutical Co. Ltd.	525	13,689
Otsuka Holdings Co. Ltd.	488	21,151
Rohto Pharmaceutical Co. Ltd.	133	2,084
Santen Pharmaceutical Co. Ltd.	461	5,803
Sawai Pharmaceutical Co. Ltd.	37	2,432
Shionogi & Co. Ltd.	341	15,228
Sumitomo Dainippon Pharma Co. Ltd.	184	3,081
Taisho Pharmaceutical Holdings Co. Ltd.	52	4,766
Takeda Pharmaceutical Co. Ltd.	890	39,236
Tsumura & Co.	78	2,054
		211,890
Professional Services - 0.4%
Recruit Holdings Co. Ltd.	304	11,565
Temp Holdings Co. Ltd.	167	2,666
		14,231
Real Estate Management & Development - 3.0%
Aeon Mall Co. Ltd.	159	2,238
Daikyo, Inc.	401	636
Daito Trust Construction Co. Ltd.	86	12,667
Daiwa House Industry Co. Ltd.	745	19,242
Hulic Co. Ltd.	410	3,885
Mitsubishi Estate Co. Ltd.	1,455	27,529
Mitsui Fudosan Co. Ltd.	1,091	23,500
Nomura Real Estate Holdings, Inc.	138	2,249
NTT Urban Development Corp.	148	1,358
Sumitomo Real Estate Sales Co. Ltd.	21	396
Sumitomo Realty & Development Co. Ltd.	498	13,146
Tokyo Tatemono Co. Ltd.	237	2,784
Tokyu Fudosan Holdings Corp.	659	3,670
		113,300
Road & Rail - 4.3%
Central Japan Railway Co.	208	34,165
East Japan Railway Co.	438	37,518
Fukuyama Transporting Co. Ltd.	214	1,237
Hankyu Hanshin Holdings, Inc.	291	9,397
Hitachi Transport System Ltd.	59	1,155
Keikyu Corp.	572	5,298
Keio Corp.	662	5,542
Keisei Electric Railway Co. Ltd.	326	3,921
Kintetsu Group Holdings Co. Ltd.	2,084	7,938
Nagoya Railroad Co. Ltd.	1,051	5,152
Nankai Electric Railway Co. Ltd.	628	2,896
Nippon Express Co. Ltd.	880	4,169
Nishi-Nippon Railroad Co. Ltd.	439	2,020
Odakyu Electric Railway Co. Ltd.	707	7,259
Seino Holdings Co. Ltd.	202	2,117
Sotetsu Holdings, Inc.	510	2,554
Tobu Railway Co. Ltd.	1,168	5,669
Tokyu Corp.	1,312	9,792
West Japan Railway Co.	212	12,138
		159,937
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp.	201	3,010
Disco Corp.	32	3,614
Rohm Co. Ltd.	102	5,098
SCREEN Holdings Co. Ltd.	230	2,982
Sumco Corp.	249	2,176
Tokyo Electron Ltd.	180	16,546
		33,426
Software - 1.3%
Capcom Co. Ltd.	65	1,414
COLOPL, Inc.	62	927
GungHo Online Entertainment, Inc.	471	1,120
Konami Holdings Corp.	109	3,852
LINE Corp.*	42	1,791
Nexon Co. Ltd.	156	2,137
Nintendo Co. Ltd.	125	27,402
OBIC Business Consultants Co. Ltd.	10	456
Oracle Corp.	38	2,212
Square Enix Holdings Co. Ltd.	92	2,695
Trend Micro, Inc.	132	4,683
		48,689
Specialty Retail - 1.5%
ABC-Mart, Inc.	33	2,074
Aoyama Trading Co. Ltd.	66	2,144
Autobacs Seven Co. Ltd.	98	1,358
Bic Camera, Inc.	205	1,617
Fast Retailing Co. Ltd.	59	20,728
Hikari Tsushin, Inc.	27	2,427

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Komeri Co. Ltd.	38	882
K’s Holdings Corp.	109	1,721
Laox Co. Ltd.*	35	257
Nitori Holdings Co. Ltd.	86	8,722
Sanrio Co. Ltd.	81	1,507
Shimachu Co. Ltd.	66	1,475
Shimamura Co. Ltd.	25	2,893
USS Co. Ltd.	254	4,062
Yamada Denki Co. Ltd.	825	3,860
		55,727
Technology Hardware, Storage & Peripherals - 2.0%
Brother Industries Ltd.	273	4,582
Canon, Inc.	1,206	34,559
FUJIFILM Holdings Corp.	463	17,399
Konica Minolta, Inc.	520	4,685
Ricoh Co. Ltd.	786	7,090
Seiko Epson Corp.	326	6,247
		74,562
Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.	224	4,541
Wacoal Holdings Corp.	168	1,797
		6,338
Tobacco - 1.4%
Japan Tobacco, Inc.	1,382	53,551

Trading Companies & Distributors - 3.2%
ITOCHU Corp.	1,654	19,525
Marubeni Corp.	1,922	9,583
MISUMI Group, Inc.	310	5,413
Mitsubishi Corp.	1,585	33,030
Mitsui & Co. Ltd.	1,961	26,106
MonotaRO Co. Ltd.	68	1,716
Nagase & Co. Ltd.	152	1,687
Sojitz Corp.	1,446	3,467
Sumitomo Corp.	1,295	14,047
Toyota Tsusho Corp.	260	5,947
		120,521
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co. Ltd.	65	2,564
Kamigumi Co. Ltd.	245	2,122
Mitsubishi Logistics Corp.	156	2,406
		7,092
Wireless Telecommunication Services - 4.5%
KDDI Corp.	2,163	63,488
NTT DOCOMO, Inc.	1,510	38,000
SoftBank Group Corp.	999	65,251
		166,739
TOTAL COMMON STOCKS (Cost $3,820,269)		3,667,996

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.4%

REPURCHASE AGREEMENT(b) - 0.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $14,640 (Cost $14,640)	14,640	14,640

Total Investments - 98.8% (Cost $3,834,909)		3,682,636
Other Assets Less Liabilities - 1.2%		43,833
Net assets - 100.0%		3,726,469

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,831
Aggregate gross unrealized depreciation	(352,109)
Net unrealized depreciation	$(156,278)
Federal income tax cost of investments	$3,838,914

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of August 31, 2016:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	9/6/2016	159,340,000	$(1,551,230)	$1,540,639	$(10,591)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	9/6/2016	375,540,000	(3,630,149)	3,631,049	900
						$(9,691)

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	9/2/2016	(149,648,527)	$1,455,937	$1,446,788	$9,149
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	9/6/2016	(534,880,000)	5,228,249	5,171,687	56,562
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	9/6/2016	(439,111)	4,244	4,245	(1)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	10/5/2016	(379,340,000)	3,671,954	3,673,086	(1,132)
						$64,578
						$54,887

See accompanying notes to schedules of portfolio investments.

High Yield–Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.8%

Aerospace & Defense - 2.9%
Bombardier, Inc.
6.13%, 1/15/2023(a)	527,000	495,380
7.50%, 3/15/2025(a)	688,000	653,600
KLX, Inc.
5.88%, 12/1/2022(a)	840,000	881,580
TransDigm, Inc.
6.00%, 7/15/2022	100,000	104,000
6.50%, 7/15/2024	498,000	516,675
		2,651,235
Air Freight & Logistics - 0.3%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	300,000	311,625

Auto Components - 2.2%
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	650,000	679,250
Icahn Enterprises LP
6.00%, 8/1/2020	504,000	484,470
5.88%, 2/1/2022	900,000	840,375
		2,004,095
Banks - 0.2%
CIT Group, Inc.
5.50%, 2/15/2019(a)	187,000	197,986

Beverages - 0.7%
Constellation Brands, Inc.
4.25%, 5/1/2023	551,000	587,848

Chemicals - 3.0%
Ashland, Inc.
4.75%, 8/15/2022	409,000	428,427
Chemours Co. (The)
6.63%, 5/15/2023	500,000	480,000
Gates Global LLC
6.00%, 7/15/2022(a)	416,000	395,200
Hexion, Inc.
6.63%, 4/15/2020	686,000	594,680
Momentive Performance Materials, Inc.
3.88%, 10/24/2021	509,000	420,663
Platform Specialty Products Corp.
6.50%, 2/1/2022(a)	453,000	429,218
		2,748,188
Commercial Services & Supplies - 2.1%
ADT Corp. (The)
3.50%, 7/15/2022	136,000	130,220
Jaguar Holding Co. II
6.38%, 8/1/2023(a)	400,000	419,000
Laureate Education, Inc.
9.25%, 9/1/2019(a)	485,000	445,594
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)	314,000	341,867
West Corp.
5.38%, 7/15/2022(a)	541,000	527,475
		1,864,156
Communications Equipment - 0.8%
Avaya, Inc.
10.50%, 3/1/2021(a)	1,963,000	510,380
CommScope Technologies Finance LLC
6.00%, 6/15/2025(a)	203,000	215,434
		725,814
Consumer Finance - 2.8%
Ally Financial, Inc.
3.60%, 5/21/2018	462,000	469,507
5.75%, 11/20/2025	928,000	987,160
Navient Corp.
5.50%, 1/15/2019	1,102,000	1,132,305
		2,588,972
Containers & Packaging - 3.3%
Ball Corp.
5.25%, 7/1/2025	891,000	964,508
Crown Americas LLC
4.50%, 1/15/2023	396,000	413,820
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	1,553,000	1,601,531
		2,979,859
Diversified Financial Services - 1.0%
Argos Merger Sub, Inc.
7.13%, 3/15/2023(a)	878,000	922,997

Diversified Telecommunication Services - 5.4%
CCO Holdings LLC
5.75%, 2/15/2026(a)	1,510,000	1,615,700
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	300,000	310,380
Frontier Communications Corp.
10.50%, 9/15/2022	269,000	292,706
11.00%, 9/15/2025	1,362,000	1,470,960
Virgin Media Secured Finance plc
5.38%, 4/15/2021(a)	360,000	374,400
Zayo Group LLC
6.00%, 4/1/2023	800,000	832,000
		4,896,146
Electronic Equipment, Instruments & Components - 0.5%
Zebra Technologies Corp.
7.25%, 10/15/2022	394,000	427,490

Energy Equipment & Services - 0.2%
Transocean, Inc.
9.00%, 7/15/2023(a)	229,000	220,413

Equity Real Estate Investment Trusts (REITs) - 2.4%
Equinix, Inc.
5.38%, 4/1/2023	663,000	701,123
5.88%, 1/15/2026	503,000	547,953
Iron Mountain, Inc.
5.75%, 8/15/2024	624,000	647,774
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024(a)	300,000	325,500
		2,222,350
Food & Staples Retailing - 0.6%
Rite Aid Corp.
6.38%, 4/1/2023(a)	461,000	497,686

Food Products - 0.6%
Post Holdings, Inc.
5.00%, 8/15/2026(a)	500,000	498,750

Gas Utilities - 2.2%
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024	1,486,000	1,578,875
5.63%, 3/1/2025	418,000	442,035
		2,020,910
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.
5.25%, 7/15/2022(a)	182,000	193,603

Health Care Providers & Services - 12.6%
Amsurg Corp.
5.63%, 7/15/2022	880,000	908,600

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Centene Corp.
5.63%, 2/15/2021	219,000	232,961
6.13%, 2/15/2024	700,000	763,000
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019	1,364,000	1,290,685
6.88%, 2/1/2022	333,000	276,390
Crimson Merger Sub, Inc.
6.63%, 5/15/2022(a)	588,000	526,260
DaVita, Inc.
5.13%, 7/15/2024	1,408,000	1,453,760
5.00%, 5/1/2025	200,000	202,700
DJO Finco, Inc.
8.13%, 6/15/2021(a)	317,000	278,960
HCA, Inc.
5.38%, 2/1/2025	1,337,000	1,377,110
5.88%, 2/15/2026	500,000	528,750
HealthSouth Corp.
5.75%, 11/1/2024	200,000	207,400
Kinetic Concepts, Inc.
10.50%, 11/1/2018	649,000	666,847
LifePoint Health, Inc.
5.50%, 12/1/2021	992,000	1,036,640
Tenet Healthcare Corp.
8.13%, 4/1/2022	1,406,000	1,423,575
6.75%, 6/15/2023	359,000	341,499
		11,515,137
Hotels, Restaurants & Leisure - 5.8%
1011778 BC ULC
4.63%, 1/15/2022(a)	70,000	72,450
6.00%, 4/1/2022(a)	1,345,000	1,407,206
Caesars Entertainment Resort Properties LLC
11.00%, 10/1/2021	249,000	256,781
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	408,000	407,874
Hilton Worldwide Finance LLC
5.63%, 10/15/2021	69,000	71,375
KFC Holding Co.
5.25%, 6/1/2026(a)	688,000	731,000
MGM Resorts International
6.00%, 3/15/2023	850,000	922,760
Scientific Games International, Inc.
10.00%, 12/1/2022	844,000	780,700
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	620,000	626,200
		5,276,346
Independent Power and Renewable Electricity Producers - 3.8%
Calpine Corp.
5.38%, 1/15/2023	391,000	391,243
5.75%, 1/15/2025	789,000	786,041
Dynegy, Inc.
7.38%, 11/1/2022	1,350,000	1,333,125
NRG Energy, Inc.
7.25%, 5/15/2026(a)	100,000	103,850
6.63%, 1/15/2027(a)	500,000	500,935
Talen Energy Supply LLC
4.62%, 7/15/2019(a)	400,000	376,000
		3,491,194
Insurance - 0.6%
HUB International Ltd.
7.88%, 10/1/2021(a)	556,000	568,510

IT Services - 2.1%
First Data Corp.
7.00%, 12/1/2023(a)	706,000	739,535
5.75%, 1/15/2024(a)	1,107,000	1,133,291
		1,872,826
Media - 9.6%
Altice US Finance I Corp.
5.50%, 5/15/2026(a)	518,000	546,490
Cequel Communications Holdings I LLC
6.38%, 9/15/2020(a)	1,074,000	1,110,247
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020	876,000	882,570
Series B, 6.50%, 11/15/2022	448,000	469,280
DISH DBS Corp.
5.88%, 11/15/2024	1,103,000	1,087,834
7.75%, 7/1/2026(a)	329,000	351,039
Nielsen Finance LLC
5.00%, 4/15/2022(a)	950,000	976,002
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	1,008,000	1,082,340
5.38%, 7/15/2026(a)	321,000	330,229
Tribune Media Co.
5.88%, 7/15/2022	474,000	484,665
Univision Communications, Inc.
6.75%, 9/15/2022(a)	878,000	935,619
5.13%, 2/15/2025(a)	490,000	512,050
		8,768,365
Metals & Mining - 1.1%
First Quantum Minerals Ltd.
6.75%, 2/15/2020(a)	143,000	125,840
7.00%, 2/15/2021(a)	305,000	264,588
Freeport-McMoRan, Inc.
5.45%, 3/15/2043	800,000	612,000
		1,002,428
Multiline Retail - 1.7%
Dollar Tree, Inc.
5.75%, 3/1/2023	1,422,000	1,530,428

Oil, Gas & Consumable Fuels - 11.0%
Antero Resources Corp.
5.38%, 11/1/2021	693,000	693,866
5.13%, 12/1/2022	300,000	296,250
California Resources Corp.
8.00%, 12/15/2022(a)	238,000	160,650
Chesapeake Energy Corp.
8.00%, 12/15/2022(a)	456,000	434,340
Citgo Holding, Inc.
10.75%, 2/15/2020(a)	430,000	440,481
Concho Resources, Inc.
5.50%, 4/1/2023	776,000	801,220
CONSOL Energy, Inc.
5.88%, 4/15/2022	1,518,000	1,373,790
Continental Resources, Inc.
5.00%, 9/15/2022	358,000	346,365
4.50%, 4/15/2023	200,000	188,500
Energy Transfer Equity LP
5.88%, 1/15/2024	132,000	135,300
5.50%, 6/1/2027	1,082,000	1,084,705
EP Energy LLC
9.38%, 5/1/2020	901,000	581,145
Jupiter Resources, Inc.
8.50%, 10/1/2022(a)	500,000	395,000
MEG Energy Corp.
7.00%, 3/31/2024(a)	809,000	651,245
Oasis Petroleum, Inc.
6.88%, 3/15/2022	531,000	493,830
Sanchez Energy Corp.
6.13%, 1/15/2023	821,000	648,590
Southwestern Energy Co.
6.70%, 1/23/2025	100,000	102,750
Williams Cos., Inc. (The)
4.55%, 6/24/2024	418,000	427,405

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
WPX Energy, Inc.
6.00%, 1/15/2022	820,000	797,450
		10,052,882
Personal Products - 0.5%
NBTY, Inc.
7.63%, 5/15/2021(a)	400,000	409,000

Pharmaceuticals - 3.0%
Endo Ltd.
6.00%, 7/15/2023(a)	376,000	341,220
6.50%, 2/1/2025(a)	675,000	599,062
Valeant Pharmaceuticals International, Inc.
5.88%, 5/15/2023(a)	1,051,000	924,880
6.13%, 4/15/2025(a)	973,000	855,024
		2,720,186
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc.
5.50%, 2/1/2025	1,281,000	1,240,969

Software - 2.6%
BMC Software Finance, Inc.
8.13%, 7/15/2021(a)	850,000	748,000
Infor US, Inc.
6.50%, 5/15/2022	789,000	799,849
Nuance Communications, Inc.
5.38%, 8/15/2020(a)	505,000	516,994
Solera LLC
10.50%, 3/1/2024(a)	308,000	341,110
		2,405,953
Specialty Retail - 0.4%
Claire’s Stores, Inc.
9.00%, 3/15/2019(a)	300,000	172,950
L Brands, Inc.
5.63%, 2/15/2022	169,000	187,590
		360,540
Technology Hardware, Storage & Peripherals - 1.2%
Diamond 1 Finance Corp.
5.88%, 6/15/2021(a)	357,000	377,471
7.13%, 6/15/2024(a)	100,000	108,336
Western Digital Corp.
10.50%, 4/1/2024(a)	553,000	624,890
		1,110,697
Thrifts & Mortgage Finance - 1.3%
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	1,179,000	1,176,406

Trading Companies & Distributors - 1.8%
HD Supply, Inc.
7.50%, 7/15/2020	895,000	931,919
United Rentals North America, Inc.
7.63%, 4/15/2022	334,000	356,127
4.63%, 7/15/2023	337,000	344,768
		1,632,814
Wireless Telecommunication Services - 3.9%
Sprint Communications, Inc.
9.00%, 11/15/2018(a)	363,000	399,754
Sprint Corp.
7.88%, 9/15/2023	1,571,000	1,526,996
T-Mobile USA, Inc.
6.25%, 4/1/2021	1,020,000	1,064,625
6.50%, 1/15/2026	507,000	554,848
		3,546,223
TOTAL CORPORATE BONDS (Cost $89,155,631)		87,241,027

SHORT-TERM INVESTMENT - 2.3%

REPURCHASE AGREEMENT(b) - 2.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,084,253 (Cost $2,084,236)	2,084,236	2,084,236

Total Investments - 98.1% (Cost $91,239,867)		89,325,263
Other Assets Less Liabilities - 1.9%		1,751,417
Net assets - 100.0%		91,076,680

(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 8/31/2016 amounts to $33,856,716, which represents approximately 37.17% of net assets of the fund.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,856,036
Aggregate gross unrealized depreciation	(3,808,916)
Net unrealized depreciation	$(1,952,880)
Federal income tax cost of investments	$91,278,143

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Futures Contracts	285	12/20/2016	$37,312,734	$12,464
U.S. 2 Year Treasury Note Futures Contracts	60	12/30/2016	13,098,750	(4,762)
U.S. 5 Year Treasury Note Futures Contracts	278	12/30/2016	33,707,500	(4,778)
				$2,924

Cash collateral in the amount of $710,765 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

See accompanying notes to schedules of portfolio investments.

Investment Grade–Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.3%

Aerospace & Defense - 1.4%
Lockheed Martin Corp.
4.07%, 12/15/2042	340,000	368,163
United Technologies Corp.
3.10%, 6/1/2022	100,000	107,476
6.13%, 7/15/2038	617,000	853,634
5.70%, 4/15/2040	240,000	325,776
		1,655,049
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
2.45%, 10/1/2022	584,000	610,174

Automobiles - 1.5%
Daimler Finance North America LLC
8.50%, 1/18/2031	100,000	166,898
Ford Motor Co.
7.45%, 7/16/2031	620,000	842,589
General Motors Co.
4.88%, 10/2/2023	538,000	586,967
5.20%, 4/1/2045	251,000	267,245
		1,863,699
Banks - 18.5%
Bank of America Corp.
3.30%, 1/11/2023	1,041,000	1,081,973
6.11%, 1/29/2037	248,000	308,672
7.75%, 5/14/2038	952,000	1,405,058
4.88%, 4/1/2044	351,000	412,334
Bank of Nova Scotia (The)
4.50%, 12/16/2025	450,000	481,352
Barclays plc
4.38%, 9/11/2024	446,000	451,947
4.38%, 1/12/2026	400,000	417,600
Citigroup, Inc.
3.50%, 5/15/2023	450,000	463,819
3.88%, 3/26/2025	450,000	464,502
5.50%, 9/13/2025	107,000	121,312
3.70%, 1/12/2026	425,000	448,448
3.40%, 5/1/2026	216,000	223,092
4.30%, 11/20/2026	150,000	157,660
4.45%, 9/29/2027	240,000	253,182
5.88%, 1/30/2042	246,000	318,710
6.68%, 9/13/2043	422,000	568,444
Cooperatieve Rabobank UA
4.63%, 12/1/2023	1,037,000	1,124,299
5.25%, 5/24/2041	150,000	194,445
5.25%, 8/4/2045	263,000	305,890
Fifth Third Bancorp
8.25%, 3/1/2038	507,000	766,849
HSBC Holdings plc
4.25%, 3/14/2024	627,000	653,177
6.50%, 5/2/2036	150,000	192,362
6.80%, 6/1/2038	1,211,000	1,614,685
5.25%, 3/14/2044	417,000	476,821
JPMorgan Chase & Co.
3.25%, 9/23/2022	1,237,000	1,299,569
3.88%, 2/1/2024	262,000	284,627
3.88%, 9/10/2024	141,000	148,940
6.40%, 5/15/2038	719,000	1,004,342
4.95%, 6/1/2045	111,000	128,437
Lloyds Banking Group plc
4.50%, 11/4/2024	206,000	215,202
4.65%, 3/24/2026	328,000	340,700
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	254,000	277,713
National Australia Bank Ltd.
2.50%, 7/12/2026	357,000	355,639
Santander UK plc
4.00%, 3/13/2024	485,000	529,487
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	388,000	422,608
2.63%, 7/14/2026	260,000	257,456
Wells Fargo & Co.
3.50%, 3/8/2022	437,000	466,782
3.30%, 9/9/2024	1,132,000	1,196,785
3.00%, 2/19/2025	1,581,000	1,626,318
3.90%, 5/1/2045	492,000	522,047
Wells Fargo Bank NA
6.60%, 1/15/2038	250,000	351,296
		22,334,581
Beverages - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/2022	400,000	408,020
3.75%, 7/15/2042	500,000	510,992
Coca-Cola Co. (The)
3.20%, 11/1/2023	179,000	194,820
PepsiCo, Inc.
2.75%, 3/5/2022	1,340,000	1,406,905
		2,520,737
Biotechnology - 0.1%
Celgene Corp.
3.55%, 8/15/2022	113,000	120,305

Capital Markets - 8.2%
BlackRock, Inc.
3.50%, 3/18/2024	553,000	612,264
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	299,000	305,368
3.75%, 3/26/2025	400,000	400,955
4.88%, 5/15/2045	400,000	433,685
Deutsche Bank AG
3.70%, 5/30/2024	199,000	197,661
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	288,000	305,440
5.95%, 1/15/2027	531,000	628,122
6.13%, 2/15/2033	1,696,000	2,135,666
6.45%, 5/1/2036	370,000	458,069
Morgan Stanley
Series F, 3.88%, 4/29/2024	1,155,000	1,238,286
3.70%, 10/23/2024	736,000	780,464
5.00%, 11/24/2025	1,427,000	1,595,974
State Street Corp.
3.70%, 11/20/2023	746,000	823,607
		9,915,561
Chemicals - 0.6%
Dow Chemical Co. (The)
7.38%, 11/1/2029	292,000	397,723
EI du Pont de Nemours & Co.
2.80%, 2/15/2023	330,000	339,524
		737,247
Communications Equipment - 0.9%
Cisco Systems, Inc.
3.63%, 3/4/2024	829,000	921,928
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/2022	150,000	161,410
		1,083,338
Consumer Finance - 0.6%
Ford Motor Credit Co. LLC
4.38%, 8/6/2023	729,000	790,470

Diversified Financial Services - 2.7%
Shell International Finance BV
2.38%, 8/21/2022	640,000	653,009
2.25%, 1/6/2023	154,000	154,926
3.25%, 5/11/2025	450,000	479,505
5.50%, 3/25/2040	364,000	454,523

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
4.55%, 8/12/2043	682,000	767,750
4.38%, 5/11/2045	638,000	706,058
		3,215,771
Diversified Telecommunication Services - 5.5%
AT&T, Inc.
3.80%, 3/15/2022	305,000	327,423
6.50%, 9/1/2037	375,000	487,674
5.35%, 9/1/2040	180,000	205,674
5.55%, 8/15/2041	1,226,000	1,448,047
CC Holdings GS V LLC
3.85%, 4/15/2023	434,000	467,046
Telefonica Emisiones SAU
7.05%, 6/20/2036	499,000	669,275
Verizon Communications, Inc.
5.15%, 9/15/2023	1,171,000	1,370,386
5.85%, 9/15/2035	244,000	304,872
6.00%, 4/1/2041	339,000	430,209
4.86%, 8/21/2046	650,000	719,148
4.52%, 9/15/2048	194,000	204,795
		6,634,549
Electric Utilities - 0.9%
Duke Energy Florida LLC
6.40%, 6/15/2038	100,000	142,910
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	127,000	165,876
Pacific Gas & Electric Co.
6.05%, 3/1/2034	566,000	762,735
		1,071,521
Energy Equipment & Services - 0.3%
Halliburton Co.
7.45%, 9/15/2039	234,000	327,507

Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.
3.50%, 1/31/2023	597,000	624,088
Weyerhaeuser Co.
7.38%, 3/15/2032	235,000	319,828
		943,916
Food & Staples Retailing - 2.5%
Wal-Mart Stores, Inc.
7.55%, 2/15/2030	584,000	893,723
5.25%, 9/1/2035	482,000	643,822
6.50%, 8/15/2037	81,000	120,086
5.63%, 4/15/2041	1,039,000	1,416,859
		3,074,490
Food Products - 0.8%
Kraft Heinz Foods Co.
3.50%, 6/6/2022	740,000	790,974
Unilever Capital Corp.
5.90%, 11/15/2032	127,000	179,981
		970,955
Health Care Equipment & Supplies - 1.9%
Medtronic, Inc.
3.15%, 3/15/2022	233,000	247,637
3.50%, 3/15/2025	1,181,000	1,280,935
4.63%, 3/15/2045	621,000	743,779
		2,272,351
Health Care Providers & Services - 2.7%
Anthem, Inc.
3.30%, 1/15/2023	467,000	489,158
HCA, Inc.
5.25%, 4/15/2025	888,000	951,270
Howard Hughes Medical Institute
3.50%, 9/1/2023	284,000	311,260
UnitedHealth Group, Inc.
6.88%, 2/15/2038	734,000	1,093,972
4.75%, 7/15/2045	350,000	433,695
		3,279,355
Industrial Conglomerates - 3.1%
General Electric Co.
3.15%, 9/7/2022	163,000	174,149
2.70%, 10/9/2022	660,000	689,779
3.10%, 1/9/2023	185,000	197,740
6.75%, 3/15/2032	500,000	715,117
6.88%, 1/10/2039	488,000	744,197
4.13%, 10/9/2042	550,000	620,597
4.50%, 3/11/2044	219,000	258,758
Koninklijke Philips NV
6.88%, 3/11/2038	241,000	323,248
		3,723,585
Insurance - 1.2%
American International Group, Inc.
4.88%, 6/1/2022	157,000	175,912
AXA SA
8.60%, 12/15/2030	239,000	335,544
MetLife, Inc.
5.70%, 6/15/2035	241,000	296,598
4.05%, 3/1/2045	655,000	652,255
		1,460,309
IT Services - 1.1%
International Business Machines Corp.
3.63%, 2/12/2024	895,000	980,939
4.00%, 6/20/2042	83,000	88,643
MasterCard, Inc.
3.38%, 4/1/2024	212,000	231,029
		1,300,611
Machinery - 0.3%
Caterpillar, Inc.
3.80%, 8/15/2042	394,000	413,678

Media - 7.6%
21st Century Fox America, Inc.
6.40%, 12/15/2035	500,000	653,483
6.65%, 11/15/2037	550,000	736,971
Comcast Corp.
3.13%, 7/15/2022	455,000	486,154
3.60%, 3/1/2024	892,000	980,796
4.25%, 1/15/2033	511,000	574,119
6.50%, 11/15/2035	821,000	1,157,228
Historic TW, Inc.
6.63%, 5/15/2029	687,000	906,558
NBCUniversal Media LLC
5.95%, 4/1/2041	371,000	507,302
Omnicom Group, Inc.
3.63%, 5/1/2022	198,000	210,526
Time Warner Cable, Inc.
7.30%, 7/1/2038	233,000	302,630
6.75%, 6/15/2039	508,000	626,090
Time Warner Entertainment Co. LP
8.38%, 3/15/2023	104,000	135,319
Time Warner, Inc.
7.70%, 5/1/2032	180,000	257,316
6.10%, 7/15/2040	380,000	488,884
Viacom, Inc.
4.38%, 3/15/2043	664,000	601,460
Walt Disney Co. (The)
2.35%, 12/1/2022	501,000	520,134
		9,144,970
Metals & Mining - 2.7%
BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	287,000	313,524
4.13%, 2/24/2042	395,000	415,191
5.00%, 9/30/2043	349,000	416,760
Southern Copper Corp.
5.25%, 11/8/2042	768,000	731,099
Vale Overseas Ltd.
6.88%, 11/21/2036	510,000	506,022

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
6.88%, 11/10/2039	257,000	252,502
Vale SA
5.63%, 9/11/2042	764,000	657,575
		3,292,673
Multiline Retail - 1.1%
Target Corp.
4.00%, 7/1/2042	1,006,000	1,114,604
3.63%, 4/15/2046	241,000	251,565
		1,366,169
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.
6.50%, 9/15/2037	504,000	700,390

Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.
6.45%, 9/15/2036	293,000	338,240
Apache Corp.
6.00%, 1/15/2037	200,000	229,840
BP Capital Markets plc
3.25%, 5/6/2022	303,000	320,922
2.75%, 5/10/2023	415,000	423,161
3.81%, 2/10/2024	662,000	721,062
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	182,000	200,052
Cenovus Energy, Inc.
6.75%, 11/15/2039	252,000	269,068
CNOOC Finance 2013 Ltd.
3.00%, 5/9/2023	200,000	203,885
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	450,000	469,391
ConocoPhillips
6.50%, 2/1/2039	614,000	806,615
Devon Energy Corp.
7.95%, 4/15/2032	404,000	494,759
Ecopetrol SA
5.88%, 9/18/2023	783,000	850,534
5.88%, 5/28/2045	450,000	421,200
Hess Corp.
5.60%, 2/15/2041	244,000	248,657
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	114,491
Kinder Morgan, Inc.
7.75%, 1/15/2032	319,000	385,124
Nexen Energy ULC
6.40%, 5/15/2037	612,000	818,708
Phillips 66
4.30%, 4/1/2022	440,000	485,094
5.88%, 5/1/2042	200,000	252,238
Statoil ASA
3.70%, 3/1/2024	317,000	344,081
Suncor Energy, Inc.
6.50%, 6/15/2038	209,000	274,278
Total Capital International SA
2.70%, 1/25/2023	494,000	512,772
3.70%, 1/15/2024	103,000	112,806
3.75%, 4/10/2024	157,000	172,688
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	469,000	596,730
Valero Energy Corp.
6.63%, 6/15/2037	368,000	431,445
Williams Partners LP
6.30%, 4/15/2040	214,000	233,605
		10,731,446
Pharmaceuticals - 6.5%
AbbVie, Inc.
2.90%, 11/6/2022	298,000	306,350
4.40%, 11/6/2042	738,000	786,579
AstraZeneca plc
6.45%, 9/15/2037	880,000	1,241,368
4.00%, 9/18/2042	150,000	160,541
GlaxoSmithKline Capital plc
2.85%, 5/8/2022	920,000	969,797
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	170,000	247,865
Merck & Co., Inc.
4.15%, 5/18/2043	1,056,000	1,208,716
Novartis Capital Corp.
2.40%, 9/21/2022	330,000	343,595
4.40%, 5/6/2044	643,000	770,929
Pfizer, Inc.
3.00%, 6/15/2023	383,000	409,766
3.40%, 5/15/2024	200,000	219,136
7.20%, 3/15/2039	451,000	692,143
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/2046	450,000	459,389
		7,816,174
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.
4.80%, 10/1/2041	846,000	1,011,736

Software - 1.7%
Microsoft Corp.
5.30%, 2/8/2041	339,000	434,546
Oracle Corp.
6.13%, 7/8/2039	1,174,000	1,609,183
		2,043,729
Specialty Retail - 0.6%
Home Depot, Inc. (The)
5.88%, 12/16/2036	546,000	752,687

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.
2.70%, 5/13/2022	477,000	498,562
2.40%, 5/3/2023	595,000	609,543
3.45%, 5/6/2024	126,000	136,919
2.50%, 2/9/2025	700,000	711,688
3.20%, 5/13/2025	468,000	499,782
3.85%, 5/4/2043	1,015,000	1,053,616
3.45%, 2/9/2045	100,000	98,340
Seagate HDD Cayman
4.75%, 6/1/2023	100,000	97,400
4.75%, 1/1/2025	150,000	138,801
		3,844,651
Thrifts & Mortgage Finance - 0.4%
BPCE SA
4.00%, 4/15/2024	500,000	548,318

Tobacco - 1.2%
Altria Group, Inc.
2.85%, 8/9/2022	291,000	305,476
4.00%, 1/31/2024	200,000	224,443
5.38%, 1/31/2044	322,000	417,480
Philip Morris International, Inc.
6.38%, 5/16/2038	333,000	468,266
		1,415,665
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV
3.13%, 7/16/2022	735,000	760,640
Vodafone Group plc
2.95%, 2/19/2023	921,000	954,465
4.38%, 2/19/2043	450,000	461,786
		2,176,891
TOTAL CORPORATE BONDS (Cost $107,472,562)		115,165,258

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 2.7%

REPURCHASE AGREEMENT(a) - 2.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,281,030 (Cost $3,281,002)	3,281,002	3,281,002

Total Investments - 98.0% (Cost $110,753,564)		118,446,260
Other Assets Less Liabilities - 2.0%		2,379,448
Net assets - 100.0%		120,825,708

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,751,256
Aggregate gross unrealized depreciation	(177,120)
Net unrealized appreciation	$7,574,136
Federal income tax cost of investments	$110,872,124

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	490	12/20/2016	$64,151,719	$28,686
U.S. Long Bond Futures Contracts	279	12/20/2016	47,534,625	60,554
Ultra Long Term U.S. Treasury Bond Futures Contracts	40	12/20/2016	7,498,750	17,664
				$106,904

Cash collateral in the amount of $2,080,925 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

See accompanying notes to schedules of portfolio investments.

USD Covered Bond

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.0%

Banks - 93.3%
Australia & New Zealand Banking Group Ltd.
2.05%, 5/27/2020(a)	250,000	252,868
Bank of Montreal
1.75%, 6/15/2022(a)	320,000	319,685
Bank of Nova Scotia (The)
1.85%, 4/14/2020	320,000	322,835
Canadian Imperial Bank of Commerce
2.25%, 7/21/2020(a)	200,000	203,985
Commonwealth Bank of Australia
1.88%, 12/11/2018(a)	300,000	302,873
DNB Boligkreditt A/S
1.45%, 3/21/2018(a)	270,000	270,551
National Australia Bank Ltd.
2.00%, 2/22/2019(a)	295,000	298,289
Norddeutsche Landesbank Girozentrale
2.00%, 2/5/2019(a)	200,000	202,163
Royal Bank of Canada
2.00%, 10/1/2018	330,000	334,007
2.20%, 9/23/2019	300,000	306,005
1.88%, 2/5/2020	380,000	382,844
2.10%, 10/14/2020	250,000	253,733
2.30%, 3/22/2021	180,000	183,859
Skandinaviska Enskilda Banken AB
1.38%, 5/29/2018(a)	200,000	200,096
SpareBank 1 Boligkreditt A/S
1.25%, 5/2/2018(a)	320,000	319,344
Stadshypotek AB
1.25%, 5/23/2018(a)	320,000	319,718
Swedbank Hypotek AB
1.38%, 3/28/2018(a)	315,000	315,234
Toronto-Dominion Bank (The)
2.25%, 9/25/2019(a)	200,000	204,392
Westpac Banking Corp.
1.38%, 5/30/2018(a)	200,000	200,028
1.85%, 11/26/2018(a)	440,000	444,176
2.00%, 5/21/2019(a)	200,000	202,365
2.00%, 3/3/2020(a)	350,000	353,836
		6,192,886
Capital Markets - 4.7%
ING Bank NV
2.63%, 12/5/2022(a)	300,000	310,063

TOTAL CORPORATE BONDS (Cost $6,438,427)		6,502,949

SHORT-TERM INVESTMENT - 1.5%

REPURCHASE AGREEMENT(b) - 1.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $101,219 (Cost $101,219)	101,219	101,219

Total Investments - 99.5% (Cost $6,539,646)		6,604,168
Other Assets Less Liabilities - 0.5%		30,848
Net assets - 100.0%		6,635,016

(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 8/31/2016 amounts to $4,719,666, which represents approximately 71.13% of net assets of the fund.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,651
Aggregate gross unrealized depreciation	(3,129)
Net unrealized appreciation	$64,522
Federal income tax cost of investments	$6,539,646

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of August 31, 2016:

Canada	37.8%
Australia	31.0%
Sweden	12.6%
Norway	8.9%
Netherlands	4.7%
Germany	3.0%
Other (1)	2.0%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments		Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITY - 87.0%

Bund Laender Anleihe
1.50%, 7/15/2020	EUR	139,000	165,830
Bundesrepublik Deutschland
Series 8, 3.75%, 1/4/2019	EUR	139,000	170,857
Series 9, 3.50%, 7/4/2019	EUR	136,000	169,430
1.75%, 7/4/2022	EUR	143,000	180,451
0.50%, 2/15/2025	EUR	158,000	187,599
1.00%, 8/15/2025	EUR	148,000	182,746
Gemeinsame Deutsche Bundeslaender
Series 40, 1.75%, 6/13/2022	EUR	75,000	93,070
0.50%, 2/5/2025	EUR	65,000	75,303
KFW
Zero Coupon, 12/7/2018	EUR	159,000	178,947
3.88%, 1/21/2019	EUR	135,000	166,039
0.88%, 3/18/2019	EUR	151,000	173,949
0.13%, 6/1/2020	EUR	159,000	180,861
3.38%, 1/18/2021	EUR	129,000	168,051
State of Baden-Wurttemberg
1.00%, 7/18/2022	EUR	67,000	80,029
Series 120, 2.00%, 11/13/2023	EUR	76,000	97,653
State of Berlin
0.75%, 11/11/2022	EUR	67,000	78,979
1.63%, 6/3/2024	EUR	67,000	84,373
State of Brandenburg
1.50%, 2/12/2020	EUR	42,000	49,758
3.50%, 6/15/2021	EUR	48,000	63,212
State of Hesse
Series 1304, 1.75%, 1/20/2023	EUR	66,000	82,689
1.38%, 6/10/2024	EUR	65,000	80,543
State of Lower Saxony
Series 853, 0.08%, 7/20/2018	EUR	15,000	16,841
Series 841, 2.13%, 1/16/2024	EUR	71,000	92,088
State of North Rhine-Westphalia
0.88%, 12/4/2017	EUR	68,000	76,930
1.88%, 9/15/2022	EUR	81,000	101,674
State of Rhineland-Palatinate
4.25%, 3/2/2018	EUR	60,000	71,465
1.25%, 1/16/2020	EUR	62,000	72,784
State of Saxony-Anhalt
1.63%, 4/25/2023	EUR	43,000	53,621
1.88%, 4/10/2024	EUR	46,000	58,798
TOTAL FOREIGN GOVERNMENT SECURITY (Cost $3,506,994)			3,254,570

CORPORATE BONDS - 11.6%

Banks - 11.6%
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.13%, 11/5/2020	EUR	68,000	77,174
0.05%, 11/9/2021	EUR	90,000	101,953
Landwirtschaftliche Rentenbank
1.25%, 5/20/2022	EUR	58,000	70,547
0.25%, 11/24/2022	EUR	56,000	64,399
NRW BANK
3.88%, 1/27/2020	EUR	94,000	119,816
TOTAL CORPORATE BONDS (Cost $444,039)			433,889

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(a) - 0.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $10,965 (Cost $10,965)		10,965	10,965

Total Investments - 98.9% (Cost $3,961,998)			3,699,424
Other Assets Less Liabilities - 1.1%			39,372
Net assets - 100.0%			3,738,796

See accompanying notes to schedules of portfolio investments.

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR	Euro

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,620
Aggregate gross unrealized depreciation	(306,194)
Net unrealized depreciation	$(262,574)
Federal income tax cost of investments	$3,961,998

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITY - 72.8%

Banco Nacional de Desenvolvimento Economico e Social
6.37%, 6/16/2018	200,000	209,250
Brazilian Government International Bond
8.88%, 10/14/2019	120,000	144,300
Colombia Government International Bond
11.75%, 2/25/2020	196,000	258,230
Croatia Government International Bond
6.63%, 7/14/2020	200,000	221,905
Export-Import Bank of Korea
5.13%, 6/29/2020	200,000	224,950
Hazine Mustesarligi Varlik Kiralama A/S
4.56%, 10/10/2018	460,000	474,619
Hungary Government International Bond
4.13%, 2/19/2018	228,000	235,535
Indonesia Government International Bond
6.88%, 1/17/2018	324,000	347,230
Korea International Bond
7.13%, 4/16/2019	300,000	345,390
Lithuania Government International Bond
5.13%, 9/14/2017	200,000	208,322
Mexico Government International Bond
5.95%, 3/19/2019	60,000	66,900
5.13%, 1/15/2020	200,000	223,200
Peruvian Government International Bond
7.13%, 3/30/2019	100,000	114,400
Poland Government International Bond
6.38%, 7/15/2019	140,000	158,757
Power Sector Assets & Liabilities Management Corp.
6.88%, 11/2/2016	200,000	201,760
Republic of Pakistan
7.25%, 4/15/2019	400,000	427,208
Russian Foreign Bond
5.00%, 4/29/2020	200,000	215,300
Serbia International Bond
4.88%, 2/25/2020	400,000	416,000
SoQ Sukuk A QSC
2.10%, 1/18/2018	402,000	404,513
South Africa Government International Bond
6.88%, 5/27/2019	200,000	223,000
Sri Lanka Government International Bond
6.25%, 10/4/2020	200,000	210,001
Turkey Government International Bond
7.50%, 11/7/2019	200,000	224,302
Venezuela Government International Bond
7.00%, 12/1/2018	60,000	33,900
7.75%, 10/13/2019	100,000	48,800
6.00%, 12/9/2020	60,000	26,820
TOTAL FOREIGN GOVERNMENT SECURITY (Cost $5,583,159)		5,664,592

CORPORATE BONDS - 24.2%

Banks - 2.8%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/2018	200,000	214,700

Diversified Financial Services - 3.2%
Gazprom OAO Via Gaz Capital SA
6.21%, 11/22/2016	250,000	252,255

Electric Utilities - 3.0%
Majapahit Holding BV
8.00%, 8/7/2019	200,000	231,500

Oil, Gas & Consumable Fuels - 15.2%
KazMunayGas National Co. JSC
7.00%, 5/5/2020	310,000	341,285
Petrobras Global Finance BV
5.75%, 1/20/2020	115,000	116,307
4.88%, 3/17/2020	160,000	156,800
5.38%, 1/27/2021	100,000	96,375
Petroleos de Venezuela SA
Series 2016, 5.13%, 10/28/2016	40,000	37,200
5.25%, 4/12/2017	100,000	68,500
Petroleos Mexicanos
5.75%, 3/1/2018	200,000	210,200
6.00%, 3/5/2020	72,000	78,786
3.50%, 7/23/2020	80,000	81,000
		1,186,453
TOTAL CORPORATE BONDS (Cost $1,834,686)		1,884,908

SHORT-TERM INVESTMENT - 1.7%

REPURCHASE AGREEMENT(a) - 1.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $135,636 (Cost $135,636)	135,636	135,636

Total Investments - 98.7% (Cost $7,553,481)		7,685,136
Other Assets Less Liabilities - 1.3%		101,716
Net assets - 100.0%		7,786,852

See accompanying notes to schedules of portfolio investments.

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

OJSC	Open Joint Stock Company

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,501
Aggregate gross unrealized depreciation	(14,846)
Net unrealized appreciation	$131,655
Federal income tax cost of investments	$7,553,481

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of August 31, 2016:

Brazil	9.3%
Turkey	9.0%
Russia	8.8%
Mexico	8.5%
Indonesia	7.4%
South Korea	7.3%
Pakistan	5.5%
Serbia	5.3%
Qatar	5.2%
Kazakhstan	4.4%
Colombia	3.3%
Hungary	3.0%
South Africa	2.9%
Croatia	2.8%
Venezuela	2.8%
Sri Lanka	2.7%
Lithuania	2.7%
Philippines	2.6%
Poland	2.0%
Peru	1.5%
Other (1)	3.0%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 9.9%

Aerospace & Defense - 0.2%
AAR Corp.	39	960
Aerojet Rocketdyne Holdings, Inc.*	69	1,240
Aerovironment, Inc.*	24	594
American Science & Engineering, Inc.	8	294
Astronics Corp.*	23	1,031
Astronics Corp., Class B*	3	134
Boeing Co. (The)	40	5,178
Cubic Corp.	29	1,358
Curtiss-Wright Corp.	52	4,675
DigitalGlobe, Inc.*	74	2,005
Ducommun, Inc.*	12	285
Engility Holdings, Inc.*	21	630
Esterline Technologies Corp.*	34	2,616
General Dynamics Corp.	18	2,740
KEYW Holding Corp. (The)*	42	419
KLX, Inc.*	62	2,315
Kratos Defense & Security Solutions, Inc.*	54	377
L-3 Communications Holdings, Inc.	5	744
Lockheed Martin Corp.	16	3,887
Mercury Systems, Inc.*	45	1,021
Moog, Inc., Class A*	37	2,183
National Presto Industries, Inc.	6	523
Northrop Grumman Corp.	13	2,757
Raytheon Co.	19	2,662
Rockwell Collins, Inc.	9	753
Sparton Corp.*	11	252
TASER International, Inc.*	61	1,652
Teledyne Technologies, Inc.*	40	4,286
Textron, Inc.	17	694
TransDigm Group, Inc.*	4	1,141
Triumph Group, Inc.	58	1,848
United Technologies Corp.	50	5,321
Vectrus, Inc.*	12	405
		56,980
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	57	825
Atlas Air Worldwide Holdings, Inc.*	29	1,077
CH Robinson Worldwide, Inc.	10	694
Echo Global Logistics, Inc.*	34	877
Expeditors International of Washington, Inc.	13	659
FedEx Corp.	15	2,474
Forward Air Corp.	35	1,613
Hub Group, Inc., Class A*	39	1,589
Park-Ohio Holdings Corp.	10	369
Radiant Logistics, Inc.*	44	129
United Parcel Service, Inc., Class B	46	5,024
XPO Logistics, Inc.*	114	4,081
		19,411
Airlines - 0.0%(a)
Alaska Air Group, Inc.	9	608
Allegiant Travel Co.	15	2,074
American Airlines Group, Inc.	38	1,379
Delta Air Lines, Inc.	50	1,837
Hawaiian Holdings, Inc.*	62	2,913
SkyWest, Inc.	59	1,665
Southwest Airlines Co.	43	1,586
United Continental Holdings, Inc.*	21	1,059
Virgin America, Inc.*	23	1,281
		14,402
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.*	89	1,525
BorgWarner, Inc.	15	516
Cooper Tire & Rubber Co.	65	2,209
Cooper-Standard Holding, Inc.*	17	1,684
Dana Holding Corp.	174	2,509
Delphi Automotive plc	17	1,201
Dorman Products, Inc.*	31	1,955
Drew Industries, Inc.	28	2,852
Federal-Mogul Holdings Corp.*	36	329
Fox Factory Holding Corp.*	26	540
Gentherm, Inc.*	43	1,418
Goodyear Tire & Rubber Co. (The)	17	499
Horizon Global Corp.*	21	374
Johnson Controls, Inc.	43	1,887
Metaldyne Performance Group, Inc.	18	286
Modine Manufacturing Co.*	55	589
Motorcar Parts of America, Inc.*	21	597
Spartan Motors, Inc.	39	384
Standard Motor Products, Inc.	25	1,120
Stoneridge, Inc.*	31	537
Strattec Security Corp.	4	168
Superior Industries International, Inc.	29	844
Tenneco, Inc.*	66	3,685
Tower International, Inc.	24	583
Unique Fabricating, Inc.	8	101
Workhorse Group, Inc.*	13	107
		28,499
Automobiles - 0.0%(a)
Ford Motor Co.	257	3,238
General Motors Co.	92	2,937
Harley-Davidson, Inc.	13	685
Winnebago Industries, Inc.	31	746
		7,606
Banks - 0.8%
1st Source Corp.	18	637
Access National Corp.	10	223
ACNB Corp.	7	190
Allegiance Bancshares, Inc.*	13	341
American National Bankshares, Inc.	10	268
Ameris Bancorp	40	1,393
Ames National Corp.	10	272
Arrow Financial Corp.	13	421
Atlantic Capital Bancshares, Inc.*	20	308
Banc of California, Inc.	57	1,272
BancFirst Corp.	9	617
Banco Latinoamericano de Comercio Exterior SA, Class E	35	1,011
Bancorp, Inc. (The)*	41	254
BancorpSouth, Inc.	101	2,515
Bank of America Corp.	675	10,895
Bank of Marin Bancorp	7	341
Bank of the Ozarks, Inc.	103	4,036
Bankwell Financial Group, Inc.	7	157
Banner Corp.	35	1,550
Bar Harbor Bankshares	7	258
BB&T Corp.	53	2,040
Berkshire Hills Bancorp, Inc.	36	1,004
Blue Hills Bancorp, Inc.	29	428
BNC Bancorp	47	1,155
Boston Private Financial Holdings, Inc.	95	1,224
Bridge Bancorp, Inc.	20	596
Brookline Bancorp, Inc.	81	967
Bryn Mawr Bank Corp.	19	611
BSB Bancorp, Inc.*	9	218
C&F Financial Corp.	4	170
California First National Bancorp	3	45
Camden National Corp.	12	555
Capital Bank Financial Corp., Class A	23	720

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Capital City Bank Group, Inc.	13	182
Cardinal Financial Corp.	37	993
Carolina Financial Corp.	12	257
Cascade Bancorp*	37	223
Cathay General Bancorp	87	2,734
CenterState Banks, Inc.	54	971
Central Pacific Financial Corp.	35	896
Central Valley Community Bancorp	10	154
Century Bancorp, Inc., Class A	3	132
Chemical Financial Corp.	45	2,080
Chemung Financial Corp.	4	118
Citigroup, Inc.	193	9,214
Citizens & Northern Corp.	14	303
Citizens Financial Group, Inc.	35	867
City Holding Co.	17	860
CNB Financial Corp.	16	322
CoBiz Financial, Inc.	43	565
Codorus Valley Bancorp, Inc.	9	187
Columbia Banking System, Inc.	68	2,247
Comerica, Inc.	12	567
Community Bank System, Inc.	50	2,373
Community Trust Bancorp, Inc.	18	663
CommunityOne Bancorp*	15	202
ConnectOne Bancorp, Inc.	33	587
County Bancorp, Inc.	6	126
CU Bancorp*	19	460
Customers Bancorp, Inc.*	28	749
CVB Financial Corp.	118	2,099
Eagle Bancorp, Inc.*	36	1,863
Enterprise Bancorp, Inc.	11	273
Enterprise Financial Services Corp.	22	678
Equity Bancshares, Inc., Class A*	6	145
Farmers Capital Bank Corp.	9	269
Farmers National Banc Corp.	29	289
FCB Financial Holdings, Inc., Class A*	35	1,341
Fidelity Southern Corp.	24	431
Fifth Third Bancorp	50	1,008
Financial Institutions, Inc.	16	430
First BanCorp/NC	23	461
First BanCorp/PR*	139	681
First Bancorp, Inc.	12	270
First Busey Corp.	36	841
First Business Financial Services, Inc.	9	205
First Citizens BancShares, Inc., Class A	9	2,564
First Commonwealth Financial Corp.	103	1,052
First Community Bancshares, Inc.	18	431
First Community Financial Partners, Inc.*	16	143
First Connecticut Bancorp, Inc.	16	280
First Financial Bancorp	71	1,548
First Financial Bankshares, Inc.	74	2,710
First Financial Corp.	12	491
First Financial Northwest, Inc.	11	144
First Foundation, Inc.*	15	376
First Internet Bancorp	6	143
First Interstate BancSystem, Inc., Class A	23	707
First Merchants Corp.	48	1,303
First Mid-Illinois Bancshares, Inc.	7	175
First Midwest Bancorp, Inc.	94	1,840
First NBC Bank Holding Co.*	18	235
First Northwest Bancorp*	13	171
First of Long Island Corp. (The)	17	558
Flushing Financial Corp.	32	742
FNB Corp.	245	3,060
Franklin Financial Network, Inc.*	11	382
Fulton Financial Corp.	201	2,906
German American Bancorp, Inc.	17	627
Glacier Bancorp, Inc.	89	2,665
Great Southern Bancorp, Inc.	13	547
Great Western Bancorp, Inc.	69	2,363
Green Bancorp, Inc.*	24	245
Guaranty Bancorp	18	333
Hancock Holding Co.	90	2,937
Hanmi Financial Corp.	37	971
Heartland Financial USA, Inc.	26	944
Heritage Commerce Corp.	30	345
Heritage Financial Corp.	34	628
Heritage Oaks Bancorp	28	226
Hilltop Holdings, Inc.*	88	1,992
Home BancShares, Inc.	141	3,299
HomeTrust Bancshares, Inc.*	19	363
Hope Bancorp, Inc.	150	2,580
Horizon Bancorp	15	420
Huntington Bancshares, Inc.	72	721
IBERIABANK Corp.	48	3,301
Independent Bank Corp./MI	24	391
Independent Bank Corp./MA	30	1,589
Independent Bank Group, Inc.	13	571
International Bancshares Corp.	64	1,898
Investors Bancorp, Inc.	347	4,251
JPMorgan Chase & Co.	240	16,200
KeyCorp	72	904
Lakeland Bancorp, Inc.	45	614
Lakeland Financial Corp.	28	1,004
LCNB Corp.	10	176
LegacyTexas Financial Group, Inc.	52	1,577
Live Oak Bancshares, Inc.	23	326
M&T Bank Corp.	11	1,302
Macatawa Bank Corp.	31	241
MainSource Financial Group, Inc.	27	652
MB Financial, Inc.	82	3,213
MBT Financial Corp.	21	178
Mercantile Bank Corp.	19	509
Merchants Bancshares, Inc.	7	232
Middleburg Financial Corp.	5	142
Midland States Bancorp, Inc.	4	97
MidWestOne Financial Group, Inc.	10	298
MutualFirst Financial, Inc.	6	166
National Bank Holdings Corp., Class A	28	670
National Bankshares, Inc.	8	287
National Commerce Corp.*	10	269
NBT Bancorp, Inc.	49	1,582
Nicolet Bankshares, Inc.*	9	337
Northrim BanCorp, Inc.	8	206
OFG Bancorp	50	546
Old Line Bancshares, Inc.	10	193
Old National Bancorp	155	2,195
Old Second Bancorp, Inc.	34	277
Opus Bank	20	698
Orrstown Financial Services, Inc.	9	184
Pacific Continental Corp.	22	363
Pacific Mercantile Bancorp*	18	138
Pacific Premier Bancorp, Inc.*	32	864
Park National Corp.	16	1,530
Park Sterling Corp.	60	509
Peapack Gladstone Financial Corp.	18	360
Penns Woods Bancorp, Inc.	5	221
Peoples Bancorp, Inc.	19	452
Peoples Financial Services Corp.	8	308
People’s United Financial, Inc.	20	325
People’s Utah Bancorp	15	295
Pinnacle Financial Partners, Inc.	50	2,835
PNC Financial Services Group, Inc. (The)	33	2,973
Preferred Bank	14	491

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Premier Financial Bancorp, Inc.	10	167
PrivateBancorp, Inc.	92	4,227
Prosperity Bancshares, Inc.	78	4,327
QCR Holdings, Inc.	14	437
Regions Financial Corp.	83	828
Renasant Corp.	48	1,702
Republic Bancorp, Inc., Class A	11	352
Republic First Bancorp, Inc.*	39	160
S&T Bancorp, Inc.	40	1,150
Sandy Spring Bancorp, Inc.	27	851
Seacoast Banking Corp. of Florida*	35	576
ServisFirst Bancshares, Inc.	27	1,415
Shore Bancshares, Inc.	15	174
Sierra Bancorp	14	255
Simmons First National Corp., Class A	34	1,706
South State Corp.	28	2,128
Southern First Bancshares, Inc.*	7	198
Southern National Bancorp of Virginia, Inc.	13	161
Southside Bancshares, Inc.	31	1,018
Southwest Bancorp, Inc.	21	411
State Bank Financial Corp.	41	945
Sterling Bancorp	148	2,642
Stock Yards Bancorp, Inc.	25	798
Stonegate Bank	13	423
Suffolk Bancorp	13	460
Summit Financial Group, Inc.	10	194
Sun Bancorp, Inc.	13	297
SunTrust Banks, Inc.	33	1,454
Talmer Bancorp, Inc., Class A	68	1,582
Texas Capital Bancshares, Inc.*	54	2,836
Tompkins Financial Corp.	17	1,257
Towne Bank	65	1,546
TriCo Bancshares	24	649
TriState Capital Holdings, Inc.*	26	389
Triumph Bancorp, Inc.*	18	344
Trustmark Corp.	79	2,240
UMB Financial Corp.	52	3,162
Umpqua Holdings Corp.	258	4,236
Union Bankshares Corp.	51	1,419
Union Bankshares, Inc.	5	170
United Bankshares, Inc.	77	3,034
United Community Banks, Inc.	82	1,720
Univest Corp. of Pennsylvania	29	677
US Bancorp	108	4,768
Valley National Bancorp	289	2,789
Veritex Holdings, Inc.*	10	172
Washington Trust Bancorp, Inc.	17	717
WashingtonFirst Bankshares, Inc.	9	224
Webster Financial Corp.	107	4,133
Wells Fargo & Co.	303	15,392
WesBanco, Inc.	41	1,342
West Bancorporation, Inc.	19	373
Westamerica Bancorp	29	1,474
Wintrust Financial Corp.	60	3,335
Xenith Bankshares, Inc.*	87	204
Yadkin Financial Corp.	58	1,514
Your Community Bankshares, Inc.	6	234
Zions Bancorp	14	428
		271,931
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	10	1,826
Brown-Forman Corp., Class B	14	680
Coca-Cola Bottling Co. Consolidated	5	751
Coca-Cola Co. (The)	256	11,118
Constellation Brands, Inc., Class A	12	1,969
Craft Brew Alliance, Inc.*	15	298
Dr Pepper Snapple Group, Inc.	13	1,218
MGP Ingredients, Inc.	15	599
Molson Coors Brewing Co., Class B	13	1,330
Monster Beverage Corp.*	10	1,539
National Beverage Corp.*	14	696
PepsiCo, Inc.	95	10,141
Primo Water Corp.*	25	290
		32,455
Biotechnology - 0.4%
Acceleron Pharma, Inc.*	32	960
Achillion Pharmaceuticals, Inc.*	137	1,132
Acorda Therapeutics, Inc.*	50	1,204
Adamas Pharmaceuticals, Inc.*	19	260
Aduro Biotech, Inc.*	41	578
Advaxis, Inc.*	42	484
Adverum Biotechnologies, Inc.*	27	97
Agenus, Inc.*	85	526
Aimmune Therapeutics, Inc.*	31	458
Akebia Therapeutics, Inc.*	42	341
Alder Biopharmaceuticals, Inc.*	55	1,813
Alexion Pharmaceuticals, Inc.*	16	2,014
AMAG Pharmaceuticals, Inc.*	41	977
Amgen, Inc.	49	8,333
Amicus Therapeutics, Inc.*	166	1,111
Anavex Life Sciences Corp.*	38	116
Anthera Pharmaceuticals, Inc.*	46	132
Applied Genetic Technologies Corp.*	15	192
Aptevo Therapeutics, Inc.*	19	52
Ardelyx, Inc.*	36	359
Arena Pharmaceuticals, Inc.*	286	443
Argos Therapeutics, Inc.*	17	84
ARIAD Pharmaceuticals, Inc.*	206	2,130
Array BioPharma, Inc.*	168	576
Arrowhead Pharmaceuticals, Inc.*	71	492
Asterias Biotherapeutics, Inc.*	26	73
Atara Biotherapeutics, Inc.*	27	528
Athersys, Inc.*	89	170
Avexis, Inc.*	6	212
Axovant Sciences Ltd.*	29	476
Bellicum Pharmaceuticals, Inc.*	24	413
BioCryst Pharmaceuticals, Inc.*	86	353
Biogen, Inc.*	15	4,584
BioSpecifics Technologies Corp.*	6	220
BioTime, Inc.*	81	238
Bluebird Bio, Inc.*	43	2,122
Blueprint Medicines Corp.*	23	641
Cara Therapeutics, Inc.*	25	135
Celgene Corp.*	50	5,337
Celldex Therapeutics, Inc.*	111	368
Cellular Biomedicine Group, Inc.*	14	196
Cepheid*	85	2,917
ChemoCentryx, Inc.*	27	135
Chimerix, Inc.*	50	240
Cidara Therapeutics, Inc.*	13	150
Clovis Oncology, Inc.*	37	916
Coherus Biosciences, Inc.*	34	1,012
Concert Pharmaceuticals, Inc.*	19	185
Corvus Pharmaceuticals, Inc.*	4	55
Curis, Inc.*	130	229
Cytokinetics, Inc.*	39	471
CytomX Therapeutics, Inc.*	24	281
CytRx Corp.*	113	63
Dimension Therapeutics, Inc.*	14	83
Dynavax Technologies Corp.*	45	705
Eagle Pharmaceuticals, Inc.*	10	597
Edge Therapeutics, Inc.*	19	169
Editas Medicine, Inc.*	8	135
Eiger BioPharmaceuticals, Inc.*	5	75
Emergent BioSolutions, Inc.*	38	1,013
Enanta Pharmaceuticals, Inc.*	18	396
Epizyme, Inc.*	47	344

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Esperion Therapeutics, Inc.*	17	183
Exact Sciences Corp.*	123	2,272
Exelixis, Inc.*	265	2,955
FibroGen, Inc.*	61	1,056
Five Prime Therapeutics, Inc.*	31	1,363
Flexion Therapeutics, Inc.*	27	450
Fortress Biotech, Inc.*	40	109
Foundation Medicine, Inc.*	16	328
Galena Biopharma, Inc.*	247	100
Genomic Health, Inc.*	22	582
Geron Corp.*	176	473
Gilead Sciences, Inc.	87	6,819
Global Blood Therapeutics, Inc.*	19	323
GlycoMimetics, Inc.*	14	104
Halozyme Therapeutics, Inc.*	127	1,245
Heron Therapeutics, Inc.*	37	688
Idera Pharmaceuticals, Inc.*	104	199
Ignyta, Inc.*	34	187
Immune Design Corp.*	13	92
ImmunoGen, Inc.*	98	275
Immunomedics, Inc.*	102	283
Infinity Pharmaceuticals, Inc.*	57	87
Inotek Pharmaceuticals Corp.*	20	142
Inovio Pharmaceuticals, Inc.*	77	706
Insmed, Inc.*	72	932
Insys Therapeutics, Inc.*	27	385
Intellia Therapeutics, Inc.*	8	156
Invitae Corp.*	27	212
Ironwood Pharmaceuticals, Inc.*	151	2,014
Karyopharm Therapeutics, Inc.*	28	279
Keryx Biopharmaceuticals, Inc.*	92	377
Kite Pharma, Inc.*	46	2,650
La Jolla Pharmaceutical Co.*	16	262
Lexicon Pharmaceuticals, Inc.*	49	680
Ligand Pharmaceuticals, Inc.*	22	2,273
Lion Biotechnologies, Inc.*	62	493
Loxo Oncology, Inc.*	16	441
MacroGenics, Inc.*	37	1,103
MannKind Corp.*	378	303
Medgenics, Inc.*	32	179
MediciNova, Inc.*	35	206
Merrimack Pharmaceuticals, Inc.*	142	656
MiMedx Group, Inc.*	119	862
Minerva Neurosciences, Inc.*	22	269
Mirati Therapeutics, Inc.*	15	76
Momenta Pharmaceuticals, Inc.*	76	914
Myriad Genetics, Inc.*	79	1,608
NantKwest, Inc.*	19	154
Natera, Inc.*	30	298
NewLink Genetics Corp.*	25	254
Novavax, Inc.*	315	2,155
OncoMed Pharmaceuticals, Inc.*	25	250
Ophthotech Corp.*	36	1,901
Organovo Holdings, Inc.*	100	386
Osiris Therapeutics, Inc.*	23	115
Otonomy, Inc.*	28	461
OvaScience, Inc.*	37	225
PDL BioPharma, Inc.	193	562
Pfenex, Inc.*	21	152
PharmAthene, Inc.*	73	190
Portola Pharmaceuticals, Inc.*	57	1,161
Progenics Pharmaceuticals, Inc.*	81	509
Proteostasis Therapeutics, Inc.*	7	100
Prothena Corp. plc*	41	2,049
PTC Therapeutics, Inc.*	39	320
Puma Biotechnology, Inc.*	29	1,715
Radius Health, Inc.*	37	2,029
Raptor Pharmaceutical Corp.*	100	745
Regeneron Pharmaceuticals, Inc.*	5	1,963
REGENXBIO, Inc.*	24	281
Regulus Therapeutics, Inc.*	45	143
Repligen Corp.*	39	1,209
Retrophin, Inc.*	42	673
Rigel Pharmaceuticals, Inc.*	109	367
Sage Therapeutics, Inc.*	31	1,152
Sangamo BioSciences, Inc.*	81	347
Sarepta Therapeutics, Inc.*	50	1,303
Seres Therapeutics, Inc.*	21	220
Sorrento Therapeutics, Inc.*	29	193
Spark Therapeutics, Inc.*	22	1,245
Spectrum Pharmaceuticals, Inc.*	90	478
Stemline Therapeutics, Inc.*	20	164
Syndax Pharmaceuticals, Inc.*	5	71
Synergy Pharmaceuticals, Inc.*	212	1,003
Synthetic Biologics, Inc.*	88	144
T2 Biosystems, Inc.*	17	113
TESARO, Inc.*	31	2,625
TG Therapeutics, Inc.*	43	273
Tobira Therapeutics, Inc.*	10	49
Tokai Pharmaceuticals, Inc.*	12	13
Trevena, Inc.*	52	353
Trovagene, Inc.*	33	162
Ultragenyx Pharmaceutical, Inc.*	42	2,769
Vanda Pharmaceuticals, Inc.*	43	661
Versartis, Inc.*	32	397
Vertex Pharmaceuticals, Inc.*	15	1,418
Vitae Pharmaceuticals, Inc.*	31	214
Vital Therapies, Inc.*	28	160
Voyager Therapeutics, Inc.*	14	170
vTv Therapeutics, Inc., Class A*	9	51
XBiotech, Inc.*	20	260
Xencor, Inc.*	38	803
Zafgen, Inc.*	27	81
ZIOPHARM Oncology, Inc.*	142	720
		127,431
Building Products - 0.1%
AAON, Inc.	47	1,330
Advanced Drainage Systems, Inc.	41	948
Allegion plc	7	499
American Woodmark Corp.*	16	1,392
Apogee Enterprises, Inc.	33	1,597
Armstrong Flooring, Inc.*	27	557
Builders FirstSource, Inc.*	98	1,347
Caesarstone Ltd.*	28	1,101
Continental Building Products, Inc.*	41	911
CSW Industrials, Inc.*	17	549
Fortune Brands Home & Security, Inc.	11	699
Gibraltar Industries, Inc.*	37	1,412
Griffon Corp.	35	599
Insteel Industries, Inc.	20	666
Masco Corp.	21	745
Masonite International Corp.*	35	2,336
NCI Building Systems, Inc.*	32	484
Patrick Industries, Inc.*	17	1,089
PGT, Inc.*	56	667
Ply Gem Holdings, Inc.*	26	363
Quanex Building Products Corp.	40	773
Simpson Manufacturing Co., Inc.	48	2,106
Trex Co., Inc.*	34	2,106
Universal Forest Products, Inc.	23	2,510
		26,786
Capital Markets - 0.2%
Actua Corp.*	42	428
Affiliated Managers Group, Inc.*	4	568
Ameriprise Financial, Inc.	12	1,213
Arlington Asset Investment Corp., Class A	26	387

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Associated Capital Group, Inc., Class A	5	165
B. Riley Financial, Inc.	11	105
Bank of New York Mellon Corp. (The)	71	2,959
BGC Partners, Inc., Class A	254	2,228
BlackRock, Inc.	9	3,355
Calamos Asset Management, Inc., Class A	20	140
Charles Schwab Corp. (The)	78	2,454
CME Group, Inc.	22	2,384
Cohen & Steers, Inc.	24	1,011
Cowen Group, Inc., Class A*	119	446
Diamond Hill Investment Group, Inc.	4	757
E*TRADE Financial Corp.*	17	449
Evercore Partners, Inc., Class A	46	2,357
FBR & Co.	7	99
Fifth Street Asset Management, Inc.	6	37
Financial Engines, Inc.	62	1,982
Franklin Resources, Inc.	24	876
GAIN Capital Holdings, Inc.	43	276
GAMCO Investors, Inc., Class A	5	153
Goldman Sachs Group, Inc. (The)	25	4,237
Greenhill & Co., Inc.	32	734
Hennessy Advisors, Inc.	3	102
HFF, Inc., Class A	42	1,126
Houlihan Lokey, Inc.	14	347
Intercontinental Exchange, Inc.	8	2,256
INTL. FCStone, Inc.*	18	648
Invesco Ltd.	27	842
Investment Technology Group, Inc.	38	584
Janus Capital Group, Inc.	169	2,513
KCG Holdings, Inc., Class A*	61	881
Ladenburg Thalmann Financial Services, Inc.*	118	270
Legg Mason, Inc.	7	242
Manning & Napier, Inc.	17	131
Medley Management, Inc., Class A	7	51
Moelis & Co., Class A	22	593
Moody’s Corp.	12	1,304
Morgan Stanley	100	3,206
Nasdaq, Inc.	8	570
Northern Trust Corp.	15	1,059
OM Asset Management plc	47	635
Oppenheimer Holdings, Inc., Class A	12	193
Piper Jaffray Cos.*	17	754
PJT Partners, Inc., Class A	21	518
Pzena Investment Management, Inc., Class A	17	132
S&P Global, Inc.	17	2,100
Safeguard Scientifics, Inc.*	23	324
Silvercrest Asset Management Group, Inc., Class A	8	99
State Street Corp.	26	1,826
Stifel Financial Corp.*	75	2,951
T Rowe Price Group, Inc.	15	1,043
Value Line, Inc.	1	18
Virtu Financial, Inc., Class A	29	473
Virtus Investment Partners, Inc.	7	638
Waddell & Reed Financial, Inc., Class A	93	1,730
Walter Investment Management Corp.*	22	83
Westwood Holdings Group, Inc.	9	450
Wins Finance Holdings, Inc.*	2	51
WisdomTree Investments, Inc.	134	1,407
		61,950
Chemicals - 0.2%
A Schulman, Inc.	34	867
AgroFresh Solutions, Inc.*	26	158
Air Products & Chemicals, Inc.	14	2,179
Albemarle Corp.	8	640
American Vanguard Corp.	33	556
Balchem Corp.	37	2,591
Calgon Carbon Corp.	59	855
CF Industries Holdings, Inc.	14	364
Chase Corp.	8	515
Chemours Co. (The)	214	2,823
Chemtura Corp.*	74	2,219
Codexis, Inc.*	39	163
Dow Chemical Co. (The)	75	4,023
Eastman Chemical Co.	10	679
Ecolab, Inc.	16	1,969
EI du Pont de Nemours & Co.	57	3,967
Ferro Corp.*	97	1,294
Flotek Industries, Inc.*	64	992
FMC Corp.	9	422
FutureFuel Corp.	29	339
GCP Applied Technologies, Inc.*	83	2,429
Hawkins, Inc.	11	480
HB Fuller Co.	58	2,754
Ingevity Corp.*	50	2,219
Innophos Holdings, Inc.	23	971
Innospec, Inc.	28	1,660
International Flavors & Fragrances, Inc.	6	831
KMG Chemicals, Inc.	11	309
Koppers Holdings, Inc.*	24	783
Kraton Performance Polymers, Inc.*	35	1,262
Kronos Worldwide, Inc.	26	231
LSB Industries, Inc.*	24	288
LyondellBasell Industries NV, Class A	22	1,736
Minerals Technologies, Inc.	40	2,823
Monsanto Co.	29	3,088
Mosaic Co. (The)	22	662
Olin Corp.	193	4,176
OMNOVA Solutions, Inc.*	50	500
PolyOne Corp.	98	3,378
PPG Industries, Inc.	17	1,800
Praxair, Inc.	18	2,197
Quaker Chemical Corp.	15	1,500
Rayonier Advanced Materials, Inc.	50	615
Sensient Technologies Corp.	52	3,808
Sherwin-Williams Co. (The)	5	1,419
Stepan Co.	23	1,616
TerraVia Holdings, Inc.*	92	244
Trecora Resources*	23	251
Tredegar Corp.	30	565
Trinseo SA	34	1,967
Tronox Ltd., Class A	75	685
Valhi, Inc.	29	74
		74,936
Commercial Services & Supplies - 0.2%
ABM Industries, Inc.	65	2,498
ACCO Brands Corp.*	124	1,240
Aqua Metals, Inc.*	13	120
ARC Document Solutions, Inc.*	48	162
Brady Corp., Class A	53	1,775
Brink’s Co. (The)	53	1,934
Casella Waste Systems, Inc., Class A*	45	409
CECO Environmental Corp.	34	374
Cintas Corp.	6	705
CompX International, Inc.	2	24
Deluxe Corp.	57	3,886
Ennis, Inc.	30	497
Essendant, Inc.	43	833
G&K Services, Inc., Class A	23	2,239
Healthcare Services Group, Inc.	82	3,310
Heritage-Crystal Clean, Inc.*	15	207
Herman Miller, Inc.	70	2,525
HNI Corp.	53	2,960
InnerWorkings, Inc.*	45	399

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Interface, Inc.	75	1,326
Kimball International, Inc., Class B	43	535
Knoll, Inc.	56	1,482
Matthews International Corp., Class A	37	2,276
McGrath RentCorp	27	863
Mobile Mini, Inc.	52	1,555
MSA Safety, Inc.	36	2,097
Multi-Color Corp.	16	1,069
NL Industries, Inc.*	10	59
Pitney Bowes, Inc.	13	244
Quad/Graphics, Inc.	34	921
Republic Services, Inc.	15	758
SP Plus Corp.*	20	500
Steelcase, Inc., Class A	100	1,494
Stericycle, Inc.*	6	516
Team, Inc.*	34	1,080
Tetra Tech, Inc.	67	2,365
TRC Cos., Inc.*	22	168
Tyco International plc	28	1,223
UniFirst Corp.	18	2,311
US Ecology, Inc.	25	1,122
Viad Corp.	23	822
VSE Corp.	10	329
Waste Management, Inc.	27	1,726
West Corp.	50	1,172
		54,110
Communications Equipment - 0.2%
ADTRAN, Inc.	57	1,048
Aerohive Networks, Inc.*	28	186
Applied Optoelectronics, Inc.*	19	320
Bel Fuse, Inc., Class B	11	253
Black Box Corp.	17	237
CalAmp Corp.*	42	612
Calix, Inc.*	48	357
Ciena Corp.*	160	3,432
Cisco Systems, Inc.	330	10,375
Clearfield, Inc.*	13	236
Comtech Telecommunications Corp.	26	335
Digi International, Inc.*	30	344
EMCORE Corp.	30	149
Extreme Networks, Inc.*	121	475
F5 Networks, Inc.*	5	614
Finisar Corp.*	125	2,647
Harmonic, Inc.*	89	386
Harris Corp.	9	837
Infinera Corp.*	164	1,407
InterDigital, Inc.	40	2,856
Ixia*	75	865
Juniper Networks, Inc.	23	531
KVH Industries, Inc.*	18	155
Lumentum Holdings, Inc.*	59	2,072
Motorola Solutions, Inc.	11	847
NETGEAR, Inc.*	38	2,166
NetScout Systems, Inc.*	105	3,106
Oclaro, Inc.*	115	906
Plantronics, Inc.	39	1,975
Polycom, Inc.*	159	1,978
ShoreTel, Inc.*	78	626
Silicom Ltd.	7	286
Sonus Networks, Inc.*	56	483
Ubiquiti Networks, Inc.*	30	1,542
ViaSat, Inc.*	52	3,902
Viavi Solutions, Inc.*	274	2,132
		50,678
Construction & Engineering - 0.1%
Aegion Corp.*	41	759
Ameresco, Inc., Class A*	25	120
Argan, Inc.	16	765
Comfort Systems USA, Inc.	43	1,221
Dycom Industries, Inc.*	36	2,920
EMCOR Group, Inc.	71	4,066
Fluor Corp.	10	519
Granite Construction, Inc.	46	2,208
Great Lakes Dredge & Dock Corp.*	69	266
HC2 Holdings, Inc.*	39	187
IES Holdings, Inc.*	9	149
Jacobs Engineering Group, Inc.*	9	474
Layne Christensen Co.*	21	189
MasTec, Inc.*	77	2,268
MYR Group, Inc.*	17	493
NV5 Global, Inc.*	9	275
Orion Group Holdings Ltd.*	31	185
Primoris Services Corp.	47	903
Quanta Services, Inc.*	11	283
Tutor Perini Corp.*	44	1,020
		19,270
Construction Materials - 0.0%(a)
Headwaters, Inc.*	85	1,541
Martin Marietta Materials, Inc.	4	732
Summit Materials, Inc., Class A*	89	1,757
United States Lime & Minerals, Inc.	2	128
US Concrete, Inc.*	17	901
Vulcan Materials Co.	9	1,025
		6,084
Consumer Finance - 0.1%
American Express Co.	53	3,476
Capital One Financial Corp.	34	2,434
Cash America International, Inc.	28	1,219
Discover Financial Services	27	1,620
Encore Capital Group, Inc.*	28	604
Enova International, Inc.*	31	297
EZCORP, Inc., Class A*	59	611
FirstCash, Inc.	32	1,655
Green Dot Corp., Class A*	50	1,160
LendingClub Corp.*	384	2,077
Navient Corp.	21	302
Nelnet, Inc., Class A	24	850
PRA Group, Inc.*	54	1,727
Regional Management Corp.*	12	259
Synchrony Financial	54	1,503
World Acceptance Corp.*	7	337
		20,131
Containers & Packaging - 0.0%(a)
AEP Industries, Inc.	5	553
Avery Dennison Corp.	6	465
Ball Corp.	12	950
Greif, Inc., Class A	30	1,279
Greif, Inc., Class B	7	392
International Paper Co.	27	1,309
Multi Packaging Solutions International Ltd.*	25	351
Myers Industries, Inc.	25	359
Owens-Illinois, Inc.*	11	197
Sealed Air Corp.	14	660
UFP Technologies, Inc.*	7	174
WestRock Co.	16	766
		7,455
Distributors - 0.0%(a)
Core-Mark Holding Co., Inc.	53	2,022
Genuine Parts Co.	10	1,028
LKQ Corp.*	19	686
Weyco Group, Inc.	8	204
		3,940
Diversified Consumer Services - 0.1%
American Public Education, Inc.*	18	372
Apollo Education Group, Inc.*	100	887

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ascent Capital Group, Inc., Class A*	12	279
Bridgepoint Education, Inc.*	21	152
Bright Horizons Family Solutions, Inc.*	51	3,476
Cambium Learning Group, Inc.*	16	77
Capella Education Co.	13	766
Career Education Corp.*	78	510
Carriage Services, Inc.	17	398
Chegg, Inc.*	94	633
Collectors Universe, Inc.	9	172
DeVry Education Group, Inc.	73	1,682
Grand Canyon Education, Inc.*	52	2,160
H&R Block, Inc.	16	347
Houghton Mifflin Harcourt Co.*	145	2,313
K12, Inc.*	39	466
Liberty Tax, Inc.	8	109
LifeLock, Inc.*	99	1,647
Regis Corp.*	43	540
Sotheby’s	57	2,260
Strayer Education, Inc.*	12	584
Weight Watchers International, Inc.*	32	336
		20,166
Diversified Financial Services - 0.1%
BBX Capital Corp.*	4	79
Berkshire Hathaway, Inc., Class B*	123	18,510
FNFV Group*	77	993
Leucadia National Corp.	21	402
Marlin Business Services Corp.	10	188
NewStar Financial, Inc.*	29	327
On Deck Capital, Inc.*	56	354
PICO Holdings, Inc.*	26	287
Resource America, Inc., Class A	14	137
Tiptree Financial, Inc.	27	147
		21,424
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	405	16,556
ATN International, Inc.	12	784
CenturyLink, Inc.	36	1,001
Cincinnati Bell, Inc.*	245	1,024
Cogent Communications Holdings, Inc.	48	1,706
Consolidated Communications Holdings, Inc.	58	1,395
FairPoint Communications, Inc.*	25	348
Frontier Communications Corp.	76	350
General Communication, Inc., Class A*	34	473
Globalstar, Inc.*	435	679
Hawaiian Telcom Holdco, Inc.*	7	157
IDT Corp., Class B	20	298
Inteliquent, Inc.	38	632
Intelsat SA*	37	100
Iridium Communications, Inc.*	96	800
Level 3 Communications, Inc.*	18	893
Lumos Networks Corp.*	22	302
ORBCOMM, Inc.*	75	746
pdvWireless, Inc.*	11	281
Straight Path Communications, Inc., Class B*	11	261
Verizon Communications, Inc.	267	13,972
Vonage Holdings Corp.*	223	1,296
Windstream Holdings, Inc.	112	953
		45,007
Electric Utilities - 0.1%
ALLETE, Inc.	58	3,439
Alliant Energy Corp.	16	607
American Electric Power Co., Inc.	32	2,066
Duke Energy Corp.	46	3,664
Edison International	21	1,527
El Paso Electric Co.	47	2,147
Empire District Electric Co. (The)	52	1,759
Entergy Corp.	13	1,017
Eversource Energy	20	1,079
Exelon Corp.	60	2,040
FirstEnergy Corp.	28	917
Genie Energy Ltd., Class B*	15	96
IDACORP, Inc.	59	4,488
MGE Energy, Inc.	41	2,253
NextEra Energy, Inc.	30	3,628
Otter Tail Corp.	44	1,507
PG&E Corp.	33	2,044
Pinnacle West Capital Corp.	8	600
PNM Resources, Inc.	93	2,957
Portland General Electric Co.	104	4,379
PPL Corp.	45	1,565
Southern Co. (The)	62	3,183
Spark Energy, Inc., Class A	6	174
Xcel Energy, Inc.	34	1,406
		48,542
Electrical Equipment - 0.1%
Acuity Brands, Inc.	3	825
Allied Motion Technologies, Inc.	7	158
American Superconductor Corp.*	14	99
AMETEK, Inc.	14	683
AZZ, Inc.	30	1,993
Babcock & Wilcox Enterprises, Inc.*	53	867
Eaton Corp. plc	30	1,996
Emerson Electric Co.	43	2,265
Encore Wire Corp.	24	929
Energous Corp.*	17	306
EnerSys	51	3,589
FuelCell Energy, Inc.*	33	170
Generac Holdings, Inc.*	76	2,835
General Cable Corp.	57	919
LSI Industries, Inc.	28	284
Plug Power, Inc.*	211	327
Powell Industries, Inc.	10	398
Power Solutions International, Inc.*	6	70
Preformed Line Products Co.	3	132
Rockwell Automation, Inc.	9	1,043
Sunrun, Inc.*	74	450
Thermon Group Holdings, Inc.*	37	697
Vicor Corp.*	19	207
		21,242
Electronic Equipment, Instruments & Components - 0.2%
Agilysys, Inc.*	18	199
Amphenol Corp., Class A	20	1,246
Anixter International, Inc.*	34	2,174
AVX Corp.	54	742
Badger Meter, Inc.	16	1,056
Belden, Inc.	49	3,655
Benchmark Electronics, Inc.*	58	1,399
Coherent, Inc.*	28	2,945
Control4 Corp.*	23	254
Corning, Inc.	71	1,611
CTS Corp.	37	713
Daktronics, Inc.	43	410
DTS, Inc.	20	669
Electro Scientific Industries, Inc.*	32	178

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
ePlus, Inc.*	7	634
Fabrinet*	41	1,592
FARO Technologies, Inc.*	19	619
FLIR Systems, Inc.	10	308
II-VI, Inc.*	69	1,462
Insight Enterprises, Inc.*	43	1,316
InvenSense, Inc.*	95	707
Itron, Inc.*	39	1,858
Kimball Electronics, Inc.*	33	400
Knowles Corp.*	103	1,432
Littelfuse, Inc.	26	3,297
Maxwell Technologies, Inc.*	37	188
Mesa Laboratories, Inc.	3	337
Methode Electronics, Inc.	43	1,576
MTS Systems Corp.	20	995
Novanta, Inc.*	37	625
OSI Systems, Inc.*	20	1,341
Park Electrochemical Corp.	23	380
PC Connection, Inc.	13	339
Plexus Corp.*	39	1,800
Radisys Corp.*	42	206
Rofin-Sinar Technologies, Inc.*	32	1,024
Rogers Corp.*	21	1,174
Sanmina Corp.*	86	2,260
ScanSource, Inc.*	29	992
SYNNEX Corp.	34	3,610
Systemax, Inc.	13	105
TE Connectivity Ltd.	23	1,462
Tech Data Corp.*	41	3,044
TTM Technologies, Inc.*	85	912
Universal Display Corp.*	48	2,764
Vishay Intertechnology, Inc.	159	2,251
Vishay Precision Group, Inc.*	14	214
		58,475
Energy Equipment & Services - 0.1%
Archrock, Inc.	81	893
Atwood Oceanics, Inc.	71	561
Baker Hughes, Inc.	29	1,425
Bristow Group, Inc.	39	445
CARBO Ceramics, Inc.	23	288
Dawson Geophysical Co.*	24	173
Diamond Offshore Drilling, Inc.	5	92
Era Group, Inc.*	23	168
Exterran Corp.*	37	523
Fairmount Santrol Holdings, Inc.*	91	676
FMC Technologies, Inc.*	16	451
Forum Energy Technologies, Inc.*	70	1,230
Geospace Technologies Corp.*	15	265
Halliburton Co.	56	2,409
Helix Energy Solutions Group, Inc.*	117	877
Helmerich & Payne, Inc.	8	484
Hornbeck Offshore Services, Inc.*	38	208
Independence Contract Drilling, Inc.*	35	176
Matrix Service Co.*	31	573
McDermott International, Inc.*	282	1,475
National Oilwell Varco, Inc.	24	805
Natural Gas Services Group, Inc.*	14	331
Newpark Resources, Inc.*	97	685
Oil States International, Inc.*	60	1,861
Parker Drilling Co.*	141	303
PHI, Inc.*	14	261
Pioneer Energy Services Corp.*	74	246
RigNet, Inc.*	15	189
Schlumberger Ltd.	91	7,189
SEACOR Holdings, Inc.*	19	1,117
Seadrill Ltd.*	441	1,063
Tesco Corp.	54	368
TETRA Technologies, Inc.*	105	635
Tidewater, Inc.	55	180
Transocean Ltd.*	22	213
Unit Corp.*	59	1,008
US Silica Holdings, Inc.	75	2,944
Willbros Group, Inc.*	50	97
		32,887
Equity Real Estate Investment Trusts (REITs) - 0.6%
Acadia Realty Trust	93	3,435
Agree Realty Corp.	27	1,296
Alexander’s, Inc.	2	860
Altisource Residential Corp.	61	669
American Assets Trust, Inc.	46	2,038
American Tower Corp.	28	3,175
Apartment Investment & Management Co., Class A	11	497
Armada Hoffler Properties, Inc.	39	537
Ashford Hospitality Prime, Inc.	27	419
Ashford Hospitality Trust, Inc.	91	634
AvalonBay Communities, Inc.	10	1,750
Bluerock Residential Growth REIT, Inc.	22	295
Boston Properties, Inc.	11	1,541
CareTrust REIT, Inc.	67	996
CatchMark Timber Trust, Inc., Class A	45	527
CBL & Associates Properties, Inc.	197	2,811
Cedar Realty Trust, Inc.	96	727
Chatham Lodging Trust	44	912
Chesapeake Lodging Trust	69	1,758
City Office REIT, Inc.	25	324
Colony Starwood Homes	76	2,356
Community Healthcare Trust, Inc.	15	345
CorEnergy Infrastructure Trust, Inc.	14	412
CoreSite Realty Corp.	39	3,043
Cousins Properties, Inc.	242	2,667
Crown Castle International Corp.	22	2,085
DiamondRock Hospitality Co.	234	2,478
Digital Realty Trust, Inc.	10	991
DuPont Fabros Technology, Inc.	87	3,689
Easterly Government Properties, Inc.	38	741
EastGroup Properties, Inc.	37	2,715
Education Realty Trust, Inc.	86	3,897
Equinix, Inc.	5	1,843
Equity Residential	24	1,557
Essex Property Trust, Inc.	5	1,136
Extra Space Storage, Inc.	9	725
Farmland Partners, Inc.	14	163
Federal Realty Investment Trust	5	795
FelCor Lodging Trust, Inc.	159	1,131
First Industrial Realty Trust, Inc.	136	3,913
First Potomac Realty Trust	68	685
Four Corners Property Trust, Inc.	70	1,450
Franklin Street Properties Corp.	122	1,532
General Growth Properties, Inc.	39	1,136
GEO Group, Inc. (The)	87	1,744
Getty Realty Corp.	31	729
Gladstone Commercial Corp.	26	468
Global Net Lease, Inc.	199	1,652
Government Properties Income Trust	82	1,911
Gramercy Property Trust	493	4,772
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	47	1,127
HCP, Inc.	31	1,219
Healthcare Realty Trust, Inc.	133	4,663
Hersha Hospitality Trust	48	938
Host Hotels & Resorts, Inc.	48	855
Hudson Pacific Properties, Inc.	109	3,648
Independence Realty Trust, Inc.	47	444
InfraREIT, Inc.	46	869
Investors Real Estate Trust	141	936

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Iron Mountain, Inc.	15	576
Kimco Realty Corp.	27	811
Kite Realty Group Trust	96	2,772
Ladder Capital Corp.	45	598
LaSalle Hotel Properties	125	3,508
Lexington Realty Trust	268	2,892
LTC Properties, Inc.	44	2,284
Macerich Co. (The)	9	737
Mack-Cali Realty Corp.	104	2,887
Medical Properties Trust, Inc.	277	4,230
Monmouth Real Estate Investment Corp.	74	1,036
Monogram Residential Trust, Inc.	197	2,072
National Health Investors, Inc.	43	3,452
National Storage Affiliates Trust	41	833
New Residential Investment Corp.	284	4,075
New Senior Investment Group, Inc.	89	1,103
New York REIT, Inc.	193	1,864
NexPoint Residential Trust, Inc.	21	439
NorthStar Realty Europe Corp.	70	717
One Liberty Properties, Inc.	15	364
Parkway Properties, Inc.	94	1,692
Pebblebrook Hotel Trust	83	2,493
Pennsylvania REIT	80	2,007
Physicians Realty Trust	158	3,383
Potlatch Corp.	47	1,780
Preferred Apartment Communities, Inc., Class A	26	360
Prologis, Inc.	35	1,859
PS Business Parks, Inc.	23	2,548
Public Storage	10	2,239
QTS Realty Trust, Inc., Class A	55	2,980
Ramco-Gershenson Properties Trust	92	1,788
Realty Income Corp.	16	1,052
Retail Opportunity Investments Corp.	126	2,811
Rexford Industrial Realty, Inc.	77	1,719
RLJ Lodging Trust	142	3,314
Ryman Hospitality Properties, Inc.	51	2,752
Sabra Health Care REIT, Inc.	75	1,911
Saul Centers, Inc.	11	729
Select Income REIT	74	2,019
Seritage Growth Properties, Class A	29	1,291
Silver Bay Realty Trust Corp.	39	742
Simon Property Group, Inc.	20	4,309
SL Green Realty Corp.	7	824
STAG Industrial, Inc.	80	1,986
Summit Hotel Properties, Inc.	101	1,444
Sunstone Hotel Investors, Inc.	254	3,528
Terreno Realty Corp.	53	1,418
Tier REIT, Inc.	56	897
UDR, Inc.	17	615
UMH Properties, Inc.	28	332
United Development Funding IV(b)	55	44
Universal Health Realty Income Trust	14	862
Urban Edge Properties	105	3,009
Urstadt Biddle Properties, Inc., Class A	34	772
Ventas, Inc.	22	1,599
Vornado Realty Trust	12	1,240
Washington Prime Group, Inc.	217	2,982
Washington REIT	86	2,795
Welltower, Inc.	23	1,765
Weyerhaeuser Co.	48	1,529
Whitestone REIT	31	449
Xenia Hotels & Resorts, Inc.	121	2,038
		205,817
Food & Staples Retailing - 0.1%
Andersons, Inc. (The)	31	1,145
Chefs’ Warehouse, Inc. (The)*	23	254
Costco Wholesale Corp.	29	4,701
CVS Health Corp.	71	6,631
Ingles Markets, Inc., Class A	16	605
Kroger Co. (The)	63	2,015
Natural Grocers by Vitamin Cottage, Inc.*	11	136
Performance Food Group Co.*	44	1,131
PriceSmart, Inc.	23	1,921
Smart & Final Stores, Inc.*	27	345
SpartanNash Co.	43	1,377
SUPERVALU, Inc.*	310	1,699
Sysco Corp.	35	1,815
United Natural Foods, Inc.*	58	2,645
Village Super Market, Inc., Class A	9	288
Walgreens Boots Alliance, Inc.	56	4,520
Wal-Mart Stores, Inc.	101	7,215
Weis Markets, Inc.	11	560
Whole Foods Market, Inc.	20	608
		39,611
Food Products - 0.2%
Alico, Inc.	4	112
Amplify Snack Brands, Inc.*	34	576
Archer-Daniels-Midland Co.	39	1,707
B&G Foods, Inc.	77	3,656
Calavo Growers, Inc.	18	1,061
Cal-Maine Foods, Inc.	36	1,654
Campbell Soup Co.	13	789
ConAgra Foods, Inc.	29	1,352
Darling Ingredients, Inc.*	192	2,703
Dean Foods Co.	107	1,842
Farmer Brothers Co.*	9	288
Fresh Del Monte Produce, Inc.	38	2,210
Freshpet, Inc.*	26	273
General Mills, Inc.	40	2,833
Hershey Co. (The)	10	999
Hormel Foods Corp.	17	650
Inventure Foods, Inc.*	22	213
J&J Snack Foods Corp.	18	2,196
JM Smucker Co. (The)	8	1,134
John B Sanfilippo & Son, Inc.	10	514
Kellogg Co.	16	1,315
Kraft Heinz Co. (The)	40	3,580
Lancaster Colony Corp.	22	2,960
Landec Corp.*	31	402
Lifeway Foods, Inc.*	5	62
Limoneira Co.	14	233
McCormick & Co., Inc.	8	816
Mead Johnson Nutrition Co.	13	1,106
Mondelez International, Inc., Class A	103	4,637
Omega Protein Corp.*	26	655
Sanderson Farms, Inc.	23	2,213
Seneca Foods Corp., Class A*	8	236
Snyder’s-Lance, Inc.	94	3,322
Tootsie Roll Industries, Inc.	20	762
Tyson Foods, Inc., Class A	19	1,436
		50,497
Gas Utilities - 0.1%
Chesapeake Utilities Corp.	17	1,082
Delta Natural Gas Co., Inc.	8	199
New Jersey Resources Corp.	100	3,364
Northwest Natural Gas Co.	32	1,911
ONE Gas, Inc.	61	3,735
South Jersey Industries, Inc.	93	2,760
Southwest Gas Corp.	55	3,840
Spire, Inc.	52	3,365
WGL Holdings, Inc.	59	3,708
		23,964

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 0.3%
Abaxis, Inc.	26	1,304
Abbott Laboratories	97	4,076
Accuray, Inc.*	93	496
Analogic Corp.	15	1,335
AngioDynamics, Inc.*	31	513
Anika Therapeutics, Inc.*	16	756
AtriCure, Inc.*	37	569
Atrion Corp.	2	904
Avinger, Inc.*	21	86
AxoGen, Inc.*	28	252
Baxter International, Inc.	37	1,729
Becton Dickinson and Co.	15	2,658
Boston Scientific Corp.*	89	2,120
Cantel Medical Corp.	42	3,176
Cardiovascular Systems, Inc.*	37	905
Cerus Corp.*	118	747
ConforMIS, Inc.*	42	337
CONMED Corp.	32	1,306
Corindus Vascular Robotics, Inc.*	64	75
CR Bard, Inc.	5	1,104
CryoLife, Inc.	37	590
Cutera, Inc.*	14	153
Cynosure, Inc., Class A*	28	1,458
Danaher Corp.	40	3,256
DENTSPLY SIRONA, Inc.	14	860
Edwards Lifesciences Corp.*	15	1,727
Endologix, Inc.*	95	1,155
Entellus Medical, Inc.*	9	170
Exactech, Inc.*	12	333
GenMark Diagnostics, Inc.*	47	400
Glaukos Corp.*	19	567
Globus Medical, Inc., Class A*	82	1,905
Haemonetics Corp.*	60	2,230
Halyard Health, Inc.*	55	2,005
Hologic, Inc.*	15	576
ICU Medical, Inc.*	17	2,121
Inogen, Inc.*	19	1,102
Insulet Corp.*	67	2,836
Integer Holdings Corp.*	36	871
Integra LifeSciences Holdings Corp.*	35	3,025
Intuitive Surgical, Inc.*	3	2,059
Invacare Corp.	37	439
InVivo Therapeutics Holdings Corp.*	38	267
iRadimed Corp.*	5	93
IRIDEX Corp.*	9	134
K2M Group Holdings, Inc.*	30	478
LeMaitre Vascular, Inc.	16	294
Masimo Corp.*	48	2,839
Medtronic plc	92	8,007
Meridian Bioscience, Inc.	49	953
Merit Medical Systems, Inc.*	50	1,212
Natus Medical, Inc.*	38	1,479
Neogen Corp.*	42	2,481
Nevro Corp.*	28	2,644
Novocure Ltd.*	59	453
NuVasive, Inc.*	58	3,797
NxStage Medical, Inc.*	74	1,692
OraSure Technologies, Inc.*	63	540
Orthofix International NV*	20	902
Oxford Immunotec Global plc*	26	269
Penumbra, Inc.*	30	2,117
Quidel Corp.*	31	675
Rockwell Medical, Inc.*	56	407
RTI Surgical, Inc.*	67	215
Second Sight Medical Products, Inc.*	17	57
Senseonics Holdings, Inc.*	32	128
Spectranetics Corp. (The)*	50	1,230
St Jude Medical, Inc.	18	1,403
STAAR Surgical Co.*	47	413
Stryker Corp.	20	2,313
SurModics, Inc.*	15	427
Tandem Diabetes Care, Inc.*	22	157
TransEnterix, Inc.*	81	111
Utah Medical Products, Inc.	4	252
Varian Medical Systems, Inc.*	7	673
Vascular Solutions, Inc.*	20	963
Veracyte, Inc.*	16	90
ViewRay, Inc.*	8	34
Wright Medical Group NV*	120	2,971
Zeltiq Aesthetics, Inc.*	41	1,563
Zimmer Biomet Holdings, Inc.	14	1,815
		100,834
Health Care Providers & Services - 0.2%
AAC Holdings, Inc.*	12	235
Aceto Corp.	34	686
Addus HomeCare Corp.*	9	216
Adeptus Health, Inc., Class A*	16	681
Aetna, Inc.	23	2,694
Air Methods Corp.*	42	1,478
Almost Family, Inc.*	9	331
Amedisys, Inc.*	33	1,588
American Renal Associates Holdings, Inc.*	10	212
AmerisourceBergen Corp.	13	1,131
AMN Healthcare Services, Inc.*	55	1,993
Anthem, Inc.	16	2,001
BioScrip, Inc.*	131	338
BioTelemetry, Inc.*	31	573
Capital Senior Living Corp.*	33	567
Cardinal Health, Inc.	21	1,673
Centene Corp.*	12	819
Chemed Corp.	19	2,564
Cigna Corp.	16	2,052
Civitas Solutions, Inc.*	18	327
Community Health Systems, Inc.*	129	1,378
CorVel Corp.*	12	461
Cross Country Healthcare, Inc.*	37	450
DaVita, Inc.*	11	711
Diplomat Pharmacy, Inc.*	53	1,658
Ensign Group, Inc. (The)	56	1,052
Express Scripts Holding Co.*	42	3,053
Genesis Healthcare, Inc.*	44	106
HCA Holdings, Inc.*	19	1,435
HealthEquity, Inc.*	50	1,628
HealthSouth Corp.	103	4,193
Healthways, Inc.*	37	925
Henry Schein, Inc.*	6	983
Humana, Inc.	10	1,787
Kindred Healthcare, Inc.	98	1,082
Laboratory Corp. of America Holdings*	7	959
Landauer, Inc.	11	523
LHC Group, Inc.*	17	605
Magellan Health, Inc.*	29	1,656
McKesson Corp.	16	2,954
Molina Healthcare, Inc.*	50	2,691
National HealthCare Corp.	13	845
National Research Corp., Class A	10	158
Nobilis Health Corp.*	65	228
Owens & Minor, Inc.	73	2,509
Patterson Cos., Inc.	6	276
PharMerica Corp.*	34	859
Providence Service Corp. (The)*	15	707
Quest Diagnostics, Inc.	10	828
Quorum Health Corp.*	35	215
RadNet, Inc.*	43	291
Select Medical Holdings Corp.*	125	1,485
Surgery Partners, Inc.*	22	424

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Surgical Care Affiliates, Inc.*	31	1,279
Team Health Holdings, Inc.*	79	2,631
Teladoc, Inc.*	24	428
Triple-S Management Corp., Class B*	27	591
U.S. Physical Therapy, Inc.	14	883
UnitedHealth Group, Inc.	63	8,571
Universal American Corp.	54	387
Universal Health Services, Inc., Class B	6	723
USMD Holdings, Inc.*	3	66
		76,833
Health Care Technology - 0.0%(a)
Castlight Health, Inc., Class B*	47	196
Cerner Corp.*	19	1,226
Computer Programs & Systems, Inc.	13	336
Cotiviti Holdings, Inc.*	15	499
Evolent Health, Inc., Class A*	18	448
HealthStream, Inc.*	30	798
HMS Holdings Corp.*	98	2,137
Imprivata, Inc.*	19	365
Medidata Solutions, Inc.*	64	3,462
Omnicell, Inc.*	42	1,578
Press Ganey Holdings, Inc.*	26	1,048
Quality Systems, Inc.	60	706
Vocera Communications, Inc.*	29	473
		13,272
Hotels, Restaurants & Leisure - 0.3%
Belmond Ltd., Class A*	98	1,095
Biglari Holdings, Inc.*	1	441
BJ’s Restaurants, Inc.*	27	1,072
Bloomin’ Brands, Inc.	133	2,599
Bob Evans Farms, Inc.	23	943
Bojangles’, Inc.*	11	178
Boyd Gaming Corp.*	96	1,872
Buffalo Wild Wings, Inc.*	22	3,568
Caesars Acquisition Co., Class A*	56	682
Caesars Entertainment Corp.*	66	417
Carnival Corp.	29	1,386
Carrols Restaurant Group, Inc.*	40	538
Century Casinos, Inc.*	25	160
Cheesecake Factory, Inc. (The)	53	2,725
Chipotle Mexican Grill, Inc.*	2	827
Churchill Downs, Inc.	16	2,390
Chuy’s Holdings, Inc.*	19	575
ClubCorp Holdings, Inc.	75	1,076
Cracker Barrel Old Country Store, Inc.	22	3,346
Darden Restaurants, Inc.	8	493
Dave & Buster’s Entertainment, Inc.*	44	2,044
Del Frisco’s Restaurant Group, Inc.*	28	421
Del Taco Restaurants, Inc.*	27	303
Denny’s Corp.*	88	920
Diamond Resorts International, Inc.*	43	1,299
DineEquity, Inc.	20	1,560
El Pollo Loco Holdings, Inc.*	24	327
Eldorado Resorts, Inc.*	33	461
Empire Resorts, Inc.*	4	67
Fiesta Restaurant Group, Inc.*	31	783
Fogo De Chao, Inc.*	6	74
Golden Entertainment, Inc.	12	150
Habit Restaurants, Inc. (The), Class A*	16	245
International Speedway Corp., Class A	31	1,032
Interval Leisure Group, Inc.	132	2,297
Intrawest Resorts Holdings, Inc.*	19	283
Isle of Capri Casinos, Inc.*	29	503
J Alexander’s Holdings, Inc.*	16	160
Jack in the Box, Inc.	38	3,779
Jamba, Inc.*	15	164
Kona Grill, Inc.*	9	120
La Quinta Holdings, Inc.*	99	1,143
Lindblad Expeditions Holdings, Inc.*	17	160
Luby’s, Inc.*	23	104
Marcus Corp. (The)	22	519
Marriott International, Inc., Class A	13	927
Marriott Vacations Worldwide Corp.	26	2,005
McDonald’s Corp.	57	6,593
Monarch Casino & Resort, Inc.*	12	285
Nathan’s Famous, Inc.*	4	197
Noodles & Co.*	13	85
Papa John’s International, Inc.	32	2,395
Penn National Gaming, Inc.*	87	1,234
Pinnacle Entertainment, Inc.*	63	759
Planet Fitness, Inc., Class A*	18	390
Popeyes Louisiana Kitchen, Inc.*	25	1,363
Potbelly Corp.*	28	363
Red Lion Hotels Corp.*	17	111
Red Robin Gourmet Burgers, Inc.*	16	804
Red Rock Resorts, Inc., Class A	35	789
Royal Caribbean Cruises Ltd.	12	853
Ruby Tuesday, Inc.*	69	210
Ruth’s Hospitality Group, Inc.	37	554
Scientific Games Corp., Class A*	61	503
SeaWorld Entertainment, Inc.	78	1,015
Shake Shack, Inc., Class A*	18	635
Sonic Corp.	55	1,578
Speedway Motorsports, Inc.	14	250
Starbucks Corp.	96	5,398
Starwood Hotels & Resorts Worldwide, Inc.	12	930
Texas Roadhouse, Inc.	77	3,409
Wingstop, Inc.	18	545
Wyndham Worldwide Corp.	8	566
Wynn Resorts Ltd.	6	536
Yum! Brands, Inc.	27	2,449
Zoe’s Kitchen, Inc.*	22	599
		83,631
Household Durables - 0.1%
Bassett Furniture Industries, Inc.	12	297
Beazer Homes USA, Inc.*	37	416
Cavco Industries, Inc.*	10	1,046
Century Communities, Inc.*	18	354
CSS Industries, Inc.	10	255
DR Horton, Inc.	21	673
Ethan Allen Interiors, Inc.	29	970
Flexsteel Industries, Inc.	8	380
Garmin Ltd.	8	393
GoPro, Inc., Class A*	118	1,729
Green Brick Partners, Inc.*	27	214
Harman International Industries, Inc.	5	423
Helen of Troy Ltd.*	33	2,981
Hooker Furniture Corp.	13	302
Hovnanian Enterprises, Inc., Class A*	142	258
Installed Building Products, Inc.*	23	768
iRobot Corp.*	31	1,236
KB Home	97	1,523
La-Z-Boy, Inc.	57	1,520
Leggett & Platt, Inc.	9	472
Lennar Corp., Class A	13	615
LGI Homes, Inc.*	18	692
Libbey, Inc.	26	461
Lifetime Brands, Inc.	13	174
M/I Homes, Inc.*	28	648
MDC Holdings, Inc.	46	1,201
Meritage Homes Corp.*	45	1,616
Mohawk Industries, Inc.*	4	851
NACCO Industries, Inc., Class A	5	333

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
New Home Co., Inc. (The)*	15	163
Newell Brands, Inc.	32	1,699
PulteGroup, Inc.	20	427
Taylor Morrison Home Corp., Class A*	35	617
TopBuild Corp.*	45	1,535
TRI Pointe Group, Inc.*	174	2,359
UCP, Inc., Class A*	9	76
Universal Electronics, Inc.*	17	1,259
WCI Communities, Inc.*	25	471
Whirlpool Corp.	5	893
William Lyon Homes, Class A*	28	483
ZAGG, Inc.*	32	233
		33,016
Household Products - 0.1%
Central Garden & Pet Co.*	12	308
Central Garden & Pet Co., Class A*	39	946
Church & Dwight Co., Inc.	9	895
Clorox Co. (The)	9	1,179
Colgate-Palmolive Co.	58	4,312
HRG Group, Inc.*	138	2,231
Kimberly-Clark Corp.	23	2,945
Oil-Dri Corp. of America	6	227
Orchids Paper Products Co.	11	308
Procter & Gamble Co. (The)	174	15,192
WD-40 Co.	16	1,894
		30,437
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	44	531
Atlantic Power Corp.	142	366
Atlantica Yield plc	69	1,305
Dynegy, Inc.*	136	1,723
NRG Energy, Inc.	20	242
NRG Yield, Inc., Class A	41	660
NRG Yield, Inc., Class C	74	1,246
Ormat Technologies, Inc.	45	2,178
Pattern Energy Group, Inc.	77	1,833
Talen Energy Corp.*	98	1,353
TerraForm Global, Inc., Class A*	107	387
TerraForm Power, Inc., Class A*	102	1,310
Vivint Solar, Inc.*	27	86
		13,220
Industrial Conglomerates - 0.1%
3M Co.	40	7,169
General Electric Co.	603	18,838
Honeywell International, Inc.	49	5,719
Raven Industries, Inc.	42	1,031
Roper Technologies, Inc.	7	1,243
		34,000
Insurance - 0.2%
Aflac, Inc.	27	2,003
Allstate Corp. (The)	24	1,655
Ambac Financial Group, Inc.*	53	961
American Equity Investment Life Holding Co.	100	1,762
American International Group, Inc.	74	4,427
AMERISAFE, Inc.	22	1,320
Aon plc	17	1,893
Argo Group International Holdings Ltd.	34	1,929
Arthur J. Gallagher & Co.	12	593
Assurant, Inc.	4	358
Atlas Financial Holdings, Inc.*	12	210
Baldwin & Lyons, Inc., Class B	11	278
Blue Capital Reinsurance Holdings Ltd.	7	122
Chubb Ltd.	30	3,808
Cincinnati Financial Corp.	10	771
Citizens, Inc.*	54	588
CNO Financial Group, Inc.	209	3,396
Crawford & Co., Class B	14	159
Donegal Group, Inc., Class A	10	161
eHealth, Inc.*	21	236
EMC Insurance Group, Inc.	10	279
Employers Holdings, Inc.	37	1,127
Enstar Group Ltd.*	13	2,166
FBL Financial Group, Inc., Class A	11	727
Federated National Holding Co.	15	274
Fidelity & Guaranty Life	14	333
Genworth Financial, Inc., Class A*	587	2,777
Global Indemnity plc*	10	289
Greenlight Capital Re Ltd., Class A*	34	729
Hallmark Financial Services, Inc.*	16	169
Hartford Financial Services Group, Inc. (The)	26	1,068
HCI Group, Inc.	10	318
Heritage Insurance Holdings, Inc.	31	425
Horace Mann Educators Corp.	47	1,718
Independence Holding Co.	8	140
Infinity Property & Casualty Corp.	13	1,095
Investors Title Co.	2	196
James River Group Holdings Ltd.	17	621
Kemper Corp.	46	1,723
Lincoln National Corp.	15	721
Loews Corp.	17	712
Maiden Holdings Ltd.	69	953
Marsh & McLennan Cos., Inc.	34	2,299
MBIA, Inc.*	153	1,233
MetLife, Inc.	73	3,168
National General Holdings Corp.	56	1,276
National Interstate Corp.	9	293
National Western Life Group, Inc., Class A	3	582
Navigators Group, Inc. (The)	13	1,222
OneBeacon Insurance Group Ltd., Class A	23	326
Patriot National, Inc.*	13	115
Primerica, Inc.	55	3,131
Principal Financial Group, Inc.	17	834
Progressive Corp. (The)	39	1,270
Prudential Financial, Inc.	29	2,302
RLI Corp.	44	3,123
Safety Insurance Group, Inc.	17	1,130
Selective Insurance Group, Inc.	66	2,633
State Auto Financial Corp.	18	413
State National Cos., Inc.	36	366
Stewart Information Services Corp.	27	1,236
Third Point Reinsurance Ltd.*	77	1,003
Torchmark Corp.	8	517
Travelers Cos., Inc. (The)	18	2,137
Trupanion, Inc.*	17	256
United Fire Group, Inc.	25	1,080
United Insurance Holdings Corp.	20	315
Universal Insurance Holdings, Inc.	38	942
Unum Group	15	534
Willis Towers Watson plc	10	1,240
WMIH Corp.*	237	590
XL Group Ltd.	18	616
		81,372
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A*	30	277
Amazon.com, Inc.*	25	19,229
Blue Nile, Inc.	13	448
Duluth Holdings, Inc., Class B*	11	333
Etsy, Inc.*	122	1,642
Expedia, Inc.	8	873

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FTD Cos., Inc.*	20	470
Gaia, Inc.*	8	63
HSN, Inc.	37	1,546
Lands’ End, Inc.*	17	299
Liberty Interactive Corp. QVC Group*	1	21
Liberty TripAdvisor Holdings, Inc., Class A*	85	1,769
Netflix, Inc.*	28	2,729
Nutrisystem, Inc.	34	980
Overstock.com, Inc.*	15	231
PetMed Express, Inc.	23	464
Priceline Group, Inc. (The)*	3	4,250
Shutterfly, Inc.*	40	2,009
TripAdvisor, Inc.*	8	488
Wayfair, Inc., Class A*	37	1,425
		39,546
Internet Software & Services - 0.3%
2U, Inc.*	43	1,520
Akamai Technologies, Inc.*	12	659
Alarm.com Holdings, Inc.*	12	329
Alphabet, Inc., Class A*	19	15,007
Alphabet, Inc., Class C*	19	14,574
Amber Road, Inc.*	21	220
Angie’s List, Inc.*	46	467
Apigee Corp.*	18	276
Appfolio, Inc., Class A*	9	166
Autobytel, Inc.*	10	164
Bankrate, Inc.*	55	431
Bazaarvoice, Inc.*	96	384
Benefitfocus, Inc.*	15	606
Blucora, Inc.*	46	476
Box, Inc., Class A*	57	783
Brightcove, Inc.*	35	451
Carbonite, Inc.*	21	293
Care.com, Inc.*	16	168
ChannelAdvisor Corp.*	27	336
Cimpress NV*	29	2,879
comScore, Inc.*	56	1,728
Cornerstone OnDemand, Inc.*	59	2,591
Cvent, Inc.*	35	1,144
DHI Group, Inc.*	59	457
EarthLink Holdings Corp.	123	784
eBay, Inc.*	70	2,251
Endurance International Group Holdings, Inc.*	70	556
Envestnet, Inc.*	48	1,896
Everyday Health, Inc.*	33	253
Facebook, Inc., Class A*	152	19,170
Five9, Inc.*	39	585
Global Sources Ltd.*	10	83
Gogo, Inc.*	66	807
GrubHub, Inc.*	94	3,814
GTT Communications, Inc.*	31	658
Hortonworks, Inc.*	47	375
inContact, Inc.*	69	958
Instructure, Inc.*	12	287
Intralinks Holdings, Inc.*	48	458
j2 Global, Inc.	55	3,749
Limelight Networks, Inc.*	83	148
Liquidity Services, Inc.*	29	290
LivePerson, Inc.*	62	483
LogMeIn, Inc.	29	2,421
Marchex, Inc., Class B*	39	108
MeetMe, Inc.*	48	276
MINDBODY, Inc., Class A*	17	295
Monster Worldwide, Inc.*	102	373
New Relic, Inc.*	26	954
NIC, Inc.	74	1,701
Numerex Corp., Class A*	16	120
Q2 Holdings, Inc.*	30	850
QuinStreet, Inc.*	43	132
Quotient Technology, Inc.*	75	972
RealNetworks, Inc.*	27	129
Reis, Inc.	10	195
RetailMeNot, Inc.*	45	509
Rightside Group Ltd.*	14	132
Shutterstock, Inc.*	22	1,276
SPS Commerce, Inc.*	19	1,240
Stamps.com, Inc.*	19	1,838
TechTarget, Inc.*	18	145
TrueCar, Inc.*	63	608
VeriSign, Inc.*	7	521
Web.com Group, Inc.*	50	873
WebMD Health Corp.*	44	2,269
Xactly Corp.*	27	376
XO Group, Inc.*	30	559
Yahoo!, Inc.*	57	2,437
		105,023
IT Services - 0.3%
Accenture plc, Class A	42	4,830
Acxiom Corp.*	90	2,339
ALJ Regional Holdings, Inc.*	22	101
Alliance Data Systems Corp.*	4	818
Automatic Data Processing, Inc.	30	2,694
Blackhawk Network Holdings, Inc.*	64	2,192
CACI International, Inc., Class A*	28	2,782
Cardtronics plc, Class A*	53	2,380
Cass Information Systems, Inc.	13	744
Cognizant Technology Solutions Corp., Class A*	40	2,298
Convergys Corp.	104	3,102
CSG Systems International, Inc.	37	1,618
CSRA, Inc.	10	254
Datalink Corp.*	23	224
EPAM Systems, Inc.*	56	3,820
EVERTEC, Inc.	74	1,262
ExlService Holdings, Inc.*	38	1,945
Fidelity National Information Services, Inc.	17	1,349
Fiserv, Inc.*	16	1,649
Forrester Research, Inc.	12	492
Global Payments, Inc.	11	835
Hackett Group, Inc. (The)	26	425
Information Services Group, Inc.*	36	137
International Business Machines Corp.	58	9,215
Lionbridge Technologies, Inc.*	67	326
ManTech International Corp., Class A	29	1,161
MasterCard, Inc., Class A	64	6,184
MAXIMUS, Inc.	75	4,411
MoneyGram International, Inc.*	35	254
NCI, Inc., Class A	7	84
NeuStar, Inc., Class A*	63	1,601
Paychex, Inc.	20	1,213
PayPal Holdings, Inc.*	73	2,712
Perficient, Inc.*	41	819
PFSweb, Inc.*	17	164
Planet Payment, Inc.*	49	176
Science Applications International Corp.	49	3,127
ServiceSource International, Inc.*	71	359
Sykes Enterprises, Inc.*	45	1,315
Syntel, Inc.*	38	1,754
TeleTech Holdings, Inc.	19	539
Teradata Corp.*	9	286
Total System Services, Inc.	12	591
Travelport Worldwide Ltd.	135	1,854

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Unisys Corp.*	59	596
Virtusa Corp.*	32	839
Visa, Inc., Class A	125	10,113
Western Union Co. (The)	32	689
Xerox Corp.	63	621
		89,293
Leisure Products - 0.0%(a)
Arctic Cat, Inc.	15	213
Callaway Golf Co.	110	1,256
Escalade, Inc.	12	146
Hasbro, Inc.	8	654
JAKKS Pacific, Inc.*	18	166
Johnson Outdoors, Inc., Class A	6	202
Malibu Boats, Inc., Class A*	21	287
Marine Products Corp.	13	116
Mattel, Inc.	22	729
MCBC Holdings, Inc.	9	107
Nautilus, Inc.*	36	838
Performance Sports Group Ltd.*	45	122
Smith & Wesson Holding Corp.*	64	1,802
Sturm Ruger & Co., Inc.	22	1,348
		7,986
Life Sciences Tools & Services - 0.1%
Accelerate Diagnostics, Inc.*	27	591
Agilent Technologies, Inc.	21	987
Albany Molecular Research, Inc.*	30	445
Cambrex Corp.*	37	1,585
ChromaDex Corp.*	33	108
Enzo Biochem, Inc.*	46	256
Fluidigm Corp.*	34	310
Illumina, Inc.*	10	1,683
INC Research Holdings, Inc., Class A*	48	2,094
Luminex Corp.*	46	969
NanoString Technologies, Inc.*	17	275
NeoGenomics, Inc.*	62	498
Pacific Biosciences of California, Inc.*	94	783
PAREXEL International Corp.*	61	4,150
PerkinElmer, Inc.	8	426
PRA Health Sciences, Inc.*	28	1,415
Thermo Fisher Scientific, Inc.	26	3,957
Waters Corp.*	6	944
		21,476
Machinery - 0.3%
Actuant Corp., Class A	69	1,644
Alamo Group, Inc.	11	713
Albany International Corp., Class A	33	1,397
Altra Industrial Motion Corp.	29	818
American Railcar Industries, Inc.	9	373
Astec Industries, Inc.	23	1,352
Barnes Group, Inc.	59	2,439
Blue Bird Corp.*	6	87
Briggs & Stratton Corp.	50	951
Caterpillar, Inc.	39	3,196
Chart Industries, Inc.*	36	1,084
CIRCOR International, Inc.	19	1,122
CLARCOR, Inc.	56	3,666
Columbus McKinnon Corp.	23	404
Cummins, Inc.	11	1,382
Deere & Co.	19	1,606
Douglas Dynamics, Inc.	26	834
Dover Corp.	11	798
Dynamic Materials Corp.	16	176
Energy Recovery, Inc.*	40	483
EnPro Industries, Inc.	25	1,348
ESCO Technologies, Inc.	30	1,354
ExOne Co. (The)*	13	175
Federal Signal Corp.	70	918
Flowserve Corp.	9	435
Fortive Corp.	19	1,001
Franklin Electric Co., Inc.	54	2,066
FreightCar America, Inc.	14	202
Gencor Industries, Inc.*	9	103
Global Brass & Copper Holdings, Inc.	25	702
Gorman-Rupp Co. (The)	21	570
Graham Corp.	11	210
Greenbrier Cos., Inc. (The)	32	1,084
Hardinge, Inc.	14	148
Harsco Corp.	94	935
Hillenbrand, Inc.	69	2,218
Hurco Cos., Inc.	7	189
Hyster-Yale Materials Handling, Inc.	11	569
Illinois Tool Works, Inc.	21	2,496
Ingersoll-Rand plc	16	1,088
John Bean Technologies Corp.	34	2,335
Joy Global, Inc.	115	3,137
Kadant, Inc.	13	697
Kennametal, Inc.	92	2,572
Lindsay Corp.	12	864
Lydall, Inc.*	19	913
Manitowoc Co., Inc. (The)	148	725
Meritor, Inc.*	96	1,070
Milacron Holdings Corp.*	17	294
Miller Industries, Inc.	13	287
Mueller Industries, Inc.	66	2,281
Mueller Water Products, Inc., Class A	182	2,200
Navistar International Corp.*	58	814
NN, Inc.	31	550
Omega Flex, Inc.	3	115
PACCAR, Inc.	23	1,376
Parker-Hannifin Corp.	9	1,103
Pentair plc	13	833
Proto Labs, Inc.*	29	1,587
RBC Bearings, Inc.*	26	2,056
Rexnord Corp.*	97	2,145
Snap-on, Inc.	4	613
SPX Corp.*	48	909
SPX FLOW, Inc.*	41	1,206
Standex International Corp.	15	1,263
Stanley Black & Decker, Inc.	11	1,361
Sun Hydraulics Corp.	27	832
Supreme Industries, Inc., Class A	15	259
Tennant Co.	20	1,295
Titan International, Inc.	52	478
TriMas Corp.*	53	1,017
Wabash National Corp.*	75	1,046
Watts Water Technologies, Inc., Class A	32	2,061
Woodward, Inc.	62	3,889
Xylem, Inc.	13	661
		87,180
Marine - 0.0%(a)
Costamare, Inc.	31	273
Matson, Inc.	50	1,930
Scorpio Bulkers, Inc.*	65	224
		2,427
Media - 0.2%
AMC Entertainment Holdings, Inc., Class A	25	760
Carmike Cinemas, Inc.*	28	899
CBS Corp., Class B	27	1,378
Central European Media Enterprises Ltd., Class A*	89	210
Comcast Corp., Class A	159	10,376
Daily Journal Corp.*	1	232

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Discovery Communications, Inc., Class A*	11	281
Discovery Communications, Inc., Class C*	16	397
Entercom Communications Corp., Class A	30	411
Entravision Communications Corp., Class A	76	572
Eros International plc*	35	585
EW Scripps Co. (The), Class A*	69	1,172
Gannett Co., Inc.	137	1,634
Global Eagle Entertainment, Inc.*	55	458
Gray Television, Inc.*	75	842
Hemisphere Media Group, Inc.*	6	80
IMAX Corp.*	69	2,104
Interpublic Group of Cos., Inc. (The)	26	602
Liberty Braves Group, Class A*	11	185
Liberty Braves Group, Class C*	37	609
Liberty Media Group, Class A*	27	578
Liberty Media Group, Class C*	54	1,148
Loral Space & Communications, Inc.*	15	547
MDC Partners, Inc., Class A	60	740
Media General, Inc.*	127	2,244
Meredith Corp.	44	2,334
MSG Networks, Inc., Class A*	69	1,206
National CineMedia, Inc.	72	1,076
New Media Investment Group, Inc.	45	719
New York Times Co. (The), Class A	145	1,876
News Corp., Class A	25	352
News Corp., Class B	8	115
Nexstar Broadcasting Group, Inc., Class A	35	1,845
Omnicom Group, Inc.	15	1,292
Radio One, Inc., Class D*	29	100
Reading International, Inc., Class A*	20	271
Saga Communications, Inc., Class A	4	163
Salem Media Group, Inc.	13	82
Scholastic Corp.	32	1,288
Scripps Networks Interactive, Inc., Class A	7	444
Sinclair Broadcast Group, Inc., Class A	77	2,193
TEGNA, Inc.	15	304
Time Warner, Inc.	51	3,999
Time, Inc.	120	1,692
Townsquare Media, Inc., Class A*	10	98
tronc, Inc.	31	525
Twenty-First Century Fox, Inc., Class A	73	1,791
Twenty-First Century Fox, Inc., Class B	28	696
Viacom, Inc., Class B	22	887
Walt Disney Co. (The)	98	9,257
World Wrestling Entertainment, Inc., Class A	42	872
		64,521
Metals & Mining - 0.1%
AK Steel Holding Corp.*	277	1,235
Alcoa, Inc.	86	867
Allegheny Technologies, Inc.	127	2,167
Ampco-Pittsburgh Corp.	10	108
Carpenter Technology Corp.	54	1,959
Century Aluminum Co.*	58	364
Cliffs Natural Resources, Inc.*	257	1,465
Coeur Mining, Inc.*	189	2,408
Commercial Metals Co.	134	2,080
Ferroglobe plc	76	627
Freeport-McMoRan, Inc.*	82	844
Gold Resource Corp.	58	303
Handy & Harman Ltd.*	3	67
Haynes International, Inc.	14	516
Hecla Mining Co.	445	2,483
Kaiser Aluminum Corp.	21	1,790
Materion Corp.	23	675
Newmont Mining Corp.	35	1,338
Nucor Corp.	20	970
Olympic Steel, Inc.	11	213
Ryerson Holding Corp.*	15	181
Schnitzer Steel Industries, Inc., Class A	30	563
Stillwater Mining Co.*	143	1,809
SunCoke Energy, Inc.	75	489
TimkenSteel Corp.*	46	453
Worthington Industries, Inc.	53	2,274
		28,248
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AG Mortgage Investment Trust, Inc.	33	522
American Capital Mortgage Investment Corp.	54	921
Anworth Mortgage Asset Corp.	112	548
Apollo Commercial Real Estate Finance, Inc.	84	1,369
Ares Commercial Real Estate Corp.	31	390
ARMOUR Residential REIT, Inc.	43	956
Capstead Mortgage Corp.	111	1,101
Colony Capital, Inc.	131	2,420
CYS Investments, Inc.	177	1,559
Dynex Capital, Inc.	52	382
Great Ajax Corp.	17	233
Invesco Mortgage Capital, Inc.	131	2,062
iStar, Inc.*	80	865
New York Mortgage Trust, Inc.	128	773
Orchid Island Capital, Inc.	24	252
Owens Realty Mortgage, Inc.	12	204
PennyMac Mortgage Investment Trust	80	1,219
RAIT Financial Trust	107	336
Redwood Trust, Inc.	89	1,317
Resource Capital Corp.	35	465
Western Asset Mortgage Capital Corp.	48	508
		18,402
Multiline Retail - 0.0%(a)
Big Lots, Inc.	52	2,565
Dollar General Corp.	18	1,321
Dollar Tree, Inc.*	14	1,158
Fred’s, Inc., Class A	41	464
Kohl’s Corp.	13	577
Macy’s, Inc.	20	724
Nordstrom, Inc.	9	454
Ollie’s Bargain Outlet Holdings, Inc.*	24	610
Sears Holdings Corp.*	13	179
Target Corp.	39	2,737
Tuesday Morning Corp.*	52	347
		11,136
Multi-Utilities - 0.1%
Ameren Corp.	15	741
Avista Corp.	74	3,006
Black Hills Corp.	60	3,511
CenterPoint Energy, Inc.	28	629
CMS Energy Corp.	18	755
Consolidated Edison, Inc.	19	1,430
Dominion Resources, Inc.	41	3,040
DTE Energy Co.	13	1,208
NiSource, Inc.	20	479
NorthWestern Corp.	57	3,296

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Public Service Enterprise Group, Inc.	33	1,411
SCANA Corp.	10	706
Sempra Energy	15	1,569
Unitil Corp.	16	633
WEC Energy Group, Inc.	20	1,198
		23,612
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp.*	144	202
Adams Resources & Energy, Inc.	2	74
Alon USA Energy, Inc.	37	303
Anadarko Petroleum Corp.	34	1,818
Apache Corp.	24	1,193
Ardmore Shipping Corp.	33	238
Bill Barrett Corp.*	57	378
Cabot Oil & Gas Corp.	31	764
California Resources Corp.	37	367
Callon Petroleum Co.*	141	2,052
Carrizo Oil & Gas, Inc.*	65	2,489
Chesapeake Energy Corp.*	39	248
Chevron Corp.	124	12,472
Cimarex Energy Co.	7	925
Clayton Williams Energy, Inc.*	7	442
Clean Energy Fuels Corp.*	102	446
Cobalt International Energy, Inc.*	476	571
Concho Resources, Inc.*	9	1,163
ConocoPhillips	81	3,325
Contango Oil & Gas Co.*	26	251
CVR Energy, Inc.	18	263
Delek US Holdings, Inc.	72	1,264
Denbury Resources, Inc.*	410	1,263
Devon Energy Corp.	35	1,517
DHT Holdings, Inc.	107	461
Dorian LPG Ltd.*	28	149
Earthstone Energy, Inc.*	3	29
Eclipse Resources Corp.*	67	228
EOG Resources, Inc.	36	3,186
EP Energy Corp., Class A*	45	185
EQT Corp.	12	858
Erin Energy Corp.*	17	39
Evolution Petroleum Corp.	28	159
EXCO Resources, Inc.*	163	166
Exxon Mobil Corp.	272	23,702
Frontline Ltd.	76	581
GasLog Ltd.	48	653
Gener8 Maritime, Inc.*	46	230
Golar LNG Ltd.	104	2,166
Green Plains, Inc.	42	1,020
Hess Corp.	16	869
Isramco, Inc.*	1	78
Jones Energy, Inc., Class A*	36	100
Kinder Morgan, Inc.	120	2,622
Marathon Oil Corp.	55	826
Marathon Petroleum Corp.	35	1,488
Matador Resources Co.*	97	2,226
Murphy Oil Corp.	11	294
Navios Maritime Acquisition Corp.	94	136
Newfield Exploration Co.*	14	607
Noble Energy, Inc.	28	965
Nordic American Tankers Ltd.	101	1,036
Northern Oil and Gas, Inc.*	55	178
Oasis Petroleum, Inc.*	208	1,972
Occidental Petroleum Corp.	49	3,766
ONEOK, Inc.	15	703
Overseas Shipholding Group, Inc., Class A	45	488
Pacific Ethanol, Inc.*	33	213
Panhandle Oil and Gas, Inc., Class A	18	311
Par Pacific Holdings, Inc.*	36	441
PDC Energy, Inc.*	54	3,586
Phillips 66	31	2,432
Pioneer Natural Resources Co.	11	1,970
Range Resources Corp.	12	463
Renewable Energy Group, Inc.*	45	404
REX American Resources Corp.*	7	563
Ring Energy, Inc.*	42	417
RSP Permian, Inc.*	92	3,593
Sanchez Energy Corp.*	65	558
Scorpio Tankers, Inc.	191	934
SemGroup Corp., Class A	62	1,928
Ship Finance International Ltd.	70	1,056
Southwestern Energy Co.*	31	431
Spectra Energy Corp.	46	1,638
Synergy Resources Corp.*	235	1,539
Teekay Corp.	51	369
Teekay Tankers Ltd., Class A	136	355
Tesoro Corp.	8	603
Valero Energy Corp.	31	1,716
W&T Offshore, Inc.*	41	70
Western Refining, Inc.	94	2,365
Westmoreland Coal Co.*	21	161
Williams Cos., Inc. (The)	46	1,285
		115,595
Paper & Forest Products - 0.0%(a)
Boise Cascade Co.*	46	1,207
Clearwater Paper Corp.*	20	1,241
Deltic Timber Corp.	12	851
KapStone Paper and Packaging Corp.	101	1,768
Louisiana-Pacific Corp.*	168	3,273
Neenah Paper, Inc.	19	1,528
PH Glatfelter Co.	51	1,131
Schweitzer-Mauduit International, Inc.	35	1,375
		12,374
Personal Products - 0.0%(a)
Avon Products, Inc.	514	2,930
Elizabeth Arden, Inc.*	28	391
Estee Lauder Cos., Inc. (The), Class A	16	1,428
Inter Parfums, Inc.	20	683
Lifevantage Corp.*	16	196
Medifast, Inc.	12	441
Natural Health Trends Corp.	9	289
Nature’s Sunshine Products, Inc.	10	136
Nutraceutical International Corp.*	10	253
Revlon, Inc., Class A*	14	507
Synutra International, Inc.*	25	98
USANA Health Sciences, Inc.*	6	821
		8,173
Pharmaceuticals - 0.3%
AbbVie, Inc.	107	6,859
AcelRx Pharmaceuticals, Inc.*	41	129
Aclaris Therapeutics, Inc.*	11	222
Aerie Pharmaceuticals, Inc.*	28	542
Agile Therapeutics, Inc.*	15	109
Allergan plc*	26	6,098
Amphastar Pharmaceuticals, Inc.*	42	798
Ampio Pharmaceuticals, Inc.*	51	42
ANI Pharmaceuticals, Inc.*	9	538
Aratana Therapeutics, Inc.*	39	346
Axsome Therapeutics, Inc.*	13	94
Bio-Path Holdings, Inc.*	103	158
Bristol-Myers Squibb Co.	109	6,256
Catalent, Inc.*	116	2,927
Cempra, Inc.*	52	1,141
Collegium Pharmaceutical, Inc.*	16	133
Corcept Therapeutics, Inc.*	87	464
Depomed, Inc.*	71	1,441

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Dermira, Inc.*	29	900
Durect Corp.*	147	245
Egalet Corp.*	26	178
Eli Lilly & Co.	64	4,976
Endo International plc*	14	290
Endocyte, Inc.*	44	131
Flex Pharma, Inc.*	12	133
Heska Corp.*	7	382
Horizon Pharma plc*	188	3,534
Impax Laboratories, Inc.*	85	2,056
Innoviva, Inc.	94	1,042
Intersect ENT, Inc.*	30	473
Intra-Cellular Therapies, Inc.*	40	1,614
Johnson & Johnson	180	21,481
Lannett Co., Inc.*	32	1,084
Lipocine, Inc.*	19	64
Mallinckrodt plc*	8	596
Medicines Co. (The)*	79	3,094
Merck & Co., Inc.	182	11,428
Mylan NV*	28	1,186
MyoKardia, Inc.*	13	284
Nektar Therapeutics*	151	2,695
Neos Therapeutics, Inc.*	16	104
Ocular Therapeutix, Inc.*	21	134
Omeros Corp.*	47	505
Pacira Pharmaceuticals, Inc.*	43	1,704
Paratek Pharmaceuticals, Inc.*	21	283
Perrigo Co. plc	10	910
Pfizer, Inc.	398	13,850
Phibro Animal Health Corp., Class A	22	534
Prestige Brands Holdings, Inc.*	62	2,984
Reata Pharmaceuticals, Inc., Class A*	7	133
Relypsa, Inc.*	44	1,408
Revance Therapeutics, Inc.*	24	337
SciClone Pharmaceuticals, Inc.*	58	584
Sucampo Pharmaceuticals, Inc., Class A*	27	296
Supernus Pharmaceuticals, Inc.*	55	1,176
Teligent, Inc.*	48	356
Tetraphase Pharmaceuticals, Inc.*	42	160
TherapeuticsMD, Inc.*	175	1,204
Theravance Biopharma, Inc.*	42	1,191
Titan Pharmaceuticals, Inc.*	22	124
WaVe Life Sciences Ltd.*	9	224
Zoetis, Inc.	30	1,533
Zogenix, Inc.*	29	253
		116,150
Professional Services - 0.1%
Acacia Research Corp.	58	347
Advisory Board Co. (The)*	48	2,023
Barrett Business Services, Inc.	8	373
CBIZ, Inc.*	58	656
CEB, Inc.	37	2,227
CRA International, Inc.*	9	244
Dun & Bradstreet Corp. (The)	3	413
Equifax, Inc.	8	1,055
Exponent, Inc.	30	1,513
Franklin Covey Co.*	12	195
FTI Consulting, Inc.*	48	2,126
GP Strategies Corp.*	15	359
Heidrick & Struggles International, Inc.	21	393
Hill International, Inc.*	38	166
Huron Consulting Group, Inc.*	25	1,572
ICF International, Inc.*	21	879
IDI, Inc.*	18	87
Insperity, Inc.	18	1,180
Kelly Services, Inc., Class A	34	650
Kforce, Inc.	29	561
Korn/Ferry International	67	1,597
Mistras Group, Inc.*	20	469
Navigant Consulting, Inc.*	55	1,080
Nielsen Holdings plc	23	1,225
On Assignment, Inc.*	59	2,225
Resources Connection, Inc.	42	634
Robert Half International, Inc.	9	345
RPX Corp.*	58	607
TriNet Group, Inc.*	49	1,029
TrueBlue, Inc.*	49	1,071
Verisk Analytics, Inc.*	11	914
WageWorks, Inc.*	43	2,657
		30,872
Real Estate Management & Development - 0.0%(a)
Alexander & Baldwin, Inc.	54	2,167
Altisource Portfolio Solutions SA*	13	424
AV Homes, Inc.*	14	212
CBRE Group, Inc., Class A*	18	538
Consolidated-Tomoka Land Co.	5	264
Forestar Group, Inc.*	40	502
FRP Holdings, Inc.*	7	236
Griffin Industrial Realty, Inc.	1	32
Kennedy-Wilson Holdings, Inc.	96	2,118
Marcus & Millichap, Inc.*	17	443
RE/MAX Holdings, Inc., Class A	21	874
RMR Group, Inc. (The), Class A	8	308
St Joe Co. (The)*	59	1,114
Stratus Properties, Inc.*	7	133
Tejon Ranch Co.*	16	380
Trinity Place Holdings, Inc.*	23	195
		9,940
Road & Rail - 0.1%
ArcBest Corp.	29	531
Celadon Group, Inc.	32	250
Covenant Transportation Group, Inc., Class A*	14	270
CSX Corp.	63	1,782
Heartland Express, Inc.	54	1,028
JB Hunt Transport Services, Inc.	6	476
Kansas City Southern	8	774
Knight Transportation, Inc.	78	2,192
Marten Transport Ltd.	27	582
Norfolk Southern Corp.	19	1,784
PAM Transportation Services, Inc.*	3	59
Roadrunner Transportation Systems, Inc.*	36	300
Ryder System, Inc.	4	262
Saia, Inc.*	29	883
Swift Transportation Co.*	87	1,619
Union Pacific Corp.	55	5,254
Universal Logistics Holdings, Inc.	10	135
USA Truck, Inc.*	10	111
Werner Enterprises, Inc.	52	1,200
YRC Worldwide, Inc.*	38	441
		19,933
Semiconductors & Semiconductor Equipment - 0.3%
Acacia Communications, Inc.*	6	670
Advanced Energy Industries, Inc.*	46	2,022
Advanced Micro Devices, Inc.*	765	5,661
Alpha & Omega Semiconductor Ltd.*	21	442
Ambarella, Inc.*	37	2,665
Amkor Technology, Inc.*	117	1,065
Analog Devices, Inc.	20	1,251
Applied Materials, Inc.	72	2,148
Applied Micro Circuits Corp.*	89	621
Axcelis Technologies, Inc.*	34	399
Broadcom Ltd.	24	4,234
Brooks Automation, Inc.	79	996

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Cabot Microelectronics Corp.	27	1,342
Cavium, Inc.*	75	4,176
CEVA, Inc.*	23	724
Cirrus Logic, Inc.*	73	3,705
Cohu, Inc.	31	337
Diodes, Inc.*	44	906
DSP Group, Inc.*	25	288
Entegris, Inc.*	165	2,812
Exar Corp.*	48	437
Fairchild Semiconductor International, Inc.*	134	2,667
First Solar, Inc.*	5	189
FormFactor, Inc.*	80	828
GigPeak, Inc.*	68	128
Inphi Corp.*	47	2,024
Integrated Device Technology, Inc.*	157	3,154
Intel Corp.	310	11,126
Intersil Corp., Class A	157	3,099
IXYS Corp.	29	337
KLA-Tencor Corp.	11	762
Kopin Corp.*	72	156
Lam Research Corp.	11	1,027
Lattice Semiconductor Corp.*	140	861
Linear Technology Corp.	15	874
MACOM Technology Solutions Holdings, Inc.*	27	1,112
MaxLinear, Inc., Class A*	65	1,246
Microchip Technology, Inc.	15	929
Micron Technology, Inc.*	69	1,138
Microsemi Corp.*	133	5,315
MKS Instruments, Inc.	62	3,022
Monolithic Power Systems, Inc.	45	3,452
Nanometrics, Inc.*	28	570
NeoPhotonics Corp.*	36	537
NVE Corp.	6	348
NVIDIA Corp.	33	2,024
PDF Solutions, Inc.*	32	536
Photronics, Inc.*	76	727
Power Integrations, Inc.	32	1,869
Qorvo, Inc.*	9	517
QUALCOMM, Inc.	97	6,118
Rambus, Inc.*	127	1,755
Rudolph Technologies, Inc.*	35	614
Semtech Corp.*	75	1,995
Sigma Designs, Inc.*	42	315
Silicon Laboratories, Inc.*	48	2,750
Skyworks Solutions, Inc.	13	973
Synaptics, Inc.*	43	2,450
Tessera Technologies, Inc.	57	1,912
Texas Instruments, Inc.	66	4,590
Ultra Clean Holdings, Inc.*	37	269
Ultratech, Inc.*	25	625
Veeco Instruments, Inc.*	46	905
Xcerra Corp.*	62	363
Xilinx, Inc.	16	867
		113,976
Software - 0.4%
8x8, Inc.*	103	1,367
A10 Networks, Inc.*	51	502
ACI Worldwide, Inc.*	135	2,579
Activision Blizzard, Inc.	34	1,407
Adobe Systems, Inc.*	33	3,376
American Software, Inc., Class A	30	312
Aspen Technology, Inc.*	96	4,364
Autodesk, Inc.*	16	1,078
AVG Technologies NV*	49	1,218
Barracuda Networks, Inc.*	26	603
Blackbaud, Inc.	55	3,705
Bottomline Technologies de, Inc.*	47	1,085
BroadSoft, Inc.*	34	1,554
CA, Inc.	19	644
Callidus Software, Inc.*	65	1,256
Citrix Systems, Inc.*	11	959
CommVault Systems, Inc.*	45	2,319
Digimarc Corp.*	11	397
Ebix, Inc.	29	1,653
Electronic Arts, Inc.*	19	1,543
Ellie Mae, Inc.*	38	3,719
EnerNOC, Inc.*	31	177
Epiq Systems, Inc.	27	443
Exa Corp.*	16	254
Fair Isaac Corp.	36	4,606
Fleetmatics Group plc*	46	2,754
Gigamon, Inc.*	38	1,680
Globant SA*	30	1,172
Glu Mobile, Inc.*	120	282
Guidance Software, Inc.*	26	155
HubSpot, Inc.*	34	1,895
Imperva, Inc.*	33	1,485
Infoblox, Inc.*	66	1,416
Interactive Intelligence Group, Inc.*	21	1,257
Intuit, Inc.	16	1,783
Jive Software, Inc.*	67	283
Majesco*	7	37
Mentor Graphics Corp.	125	3,001
Microsoft Corp.	516	29,649
MicroStrategy, Inc., Class A*	11	1,835
Mitek Systems, Inc.*	34	264
MobileIron, Inc.*	54	163
Model N, Inc.*	26	279
Monotype Imaging Holdings, Inc.	47	992
Oracle Corp.	204	8,409
Park City Group, Inc.*	15	145
Paycom Software, Inc.*	51	2,618
Paylocity Holding Corp.*	25	1,126
Pegasystems, Inc.	42	1,082
Progress Software Corp.*	58	1,683
Proofpoint, Inc.*	48	3,694
PROS Holdings, Inc.*	29	571
QAD, Inc., Class A	11	255
Qualys, Inc.*	32	1,101
Rapid7, Inc.*	23	413
RealPage, Inc.*	63	1,622
Red Hat, Inc.*	13	949
RingCentral, Inc., Class A*	68	1,493
Rosetta Stone, Inc.*	23	203
Rovi Corp.*	94	1,924
Rubicon Project, Inc. (The)*	43	366
salesforce.com, Inc.*	43	3,415
Sapiens International Corp. NV	28	377
SecureWorks Corp., Class A*	7	99
Silver Spring Networks, Inc.*	44	601
Symantec Corp.	41	989
Synchronoss Technologies, Inc.*	48	2,004
Take-Two Interactive Software, Inc.*	97	4,217
Tangoe, Inc.*	32	297
Telenav, Inc.*	38	222
TiVo, Inc.*	110	1,167
TubeMogul, Inc.*	26	236
Varonis Systems, Inc.*	12	355
VASCO Data Security International, Inc.*	35	638
Verint Systems, Inc.*	72	2,457
VirnetX Holding Corp.*	56	148
Workiva, Inc.*	26	464
Zendesk, Inc.*	95	2,901
Zix Corp.*	62	236
		139,979

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Specialty Retail - 0.3%
Aaron’s, Inc.	77	1,876
Abercrombie & Fitch Co., Class A	79	1,402
Advance Auto Parts, Inc.	5	787
American Eagle Outfitters, Inc.	194	3,597
America’s Car-Mart, Inc.*	9	352
Asbury Automotive Group, Inc.*	23	1,236
Ascena Retail Group, Inc.*	202	1,644
AutoNation, Inc.*	5	237
AutoZone, Inc.*	2	1,484
Barnes & Noble Education, Inc.*	47	526
Barnes & Noble, Inc.	74	848
Bed Bath & Beyond, Inc.	11	510
Best Buy Co., Inc.	18	693
Big 5 Sporting Goods Corp.	21	263
Boot Barn Holdings, Inc.*	16	198
Buckle, Inc. (The)	33	850
Build-A-Bear Workshop, Inc.*	16	186
Caleres, Inc.	50	1,297
CarMax, Inc.*	14	825
Cato Corp. (The), Class A	30	1,028
Chico’s FAS, Inc.	152	1,927
Children’s Place, Inc. (The)	22	1,791
Citi Trends, Inc.	17	332
Conn’s, Inc.*	24	163
Container Store Group, Inc. (The)*	19	101
Destination XL Group, Inc.*	42	194
DSW, Inc., Class A	79	1,892
Express, Inc.*	87	1,029
Finish Line, Inc. (The), Class A	49	1,179
Five Below, Inc.*	62	2,763
Foot Locker, Inc.	10	656
Francesca’s Holdings Corp.*	47	642
Gap, Inc. (The)	16	398
Genesco, Inc.*	24	1,743
GNC Holdings, Inc., Class A	80	1,682
Group 1 Automotive, Inc.	24	1,424
Guess?, Inc.	71	1,181
Haverty Furniture Cos., Inc.	22	440
Hibbett Sports, Inc.*	27	1,036
Home Depot, Inc. (The)	81	10,864
Kirkland’s, Inc.*	17	213
L Brands, Inc.	16	1,219
Lithia Motors, Inc., Class A	28	2,318
Lowe’s Cos., Inc.	58	4,441
Lumber Liquidators Holdings, Inc.*	31	489
MarineMax, Inc.*	29	575
Mattress Firm Holding Corp.*	20	1,279
Monro Muffler Brake, Inc.	37	2,087
Office Depot, Inc.	646	2,377
O’Reilly Automotive, Inc.*	7	1,960
Outerwall, Inc.	20	1,039
Party City Holdco, Inc.*	31	540
Pier 1 Imports, Inc.	94	433
Rent-A-Center, Inc.	61	745
Restoration Hardware Holdings, Inc.*	45	1,518
Ross Stores, Inc.	26	1,618
Sears Hometown and Outlet Stores, Inc.*	13	86
Select Comfort Corp.*	54	1,418
Shoe Carnival, Inc.	17	504
Signet Jewelers Ltd.	5	410
Sonic Automotive, Inc., Class A	33	562
Sportsman’s Warehouse Holdings, Inc.*	30	308
Stage Stores, Inc.	30	161
Staples, Inc.	43	368
Stein Mart, Inc.	36	289
Tailored Brands, Inc.	57	751
Tiffany & Co.	8	571
Tile Shop Holdings, Inc.*	38	591
Tilly’s, Inc., Class A*	14	122
TJX Cos., Inc. (The)	44	3,407
Tractor Supply Co.	9	756
Ulta Salon Cosmetics & Fragrance, Inc.*	4	989
Urban Outfitters, Inc.*	6	215
Vitamin Shoppe, Inc.*	28	776
West Marine, Inc.*	21	194
Winmark Corp.	3	311
Zumiez, Inc.*	21	351
		87,267
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	125	1,813
Apple, Inc.	359	38,090
Avid Technology, Inc.*	38	342
CPI Card Group, Inc.	24	132
Cray, Inc.*	47	1,076
Diebold, Inc.	80	2,245
Eastman Kodak Co.*	20	310
Electronics For Imaging, Inc.*	55	2,589
EMC Corp.	129	3,740
Hewlett Packard Enterprise Co.	108	2,320
HP, Inc.	112	1,609
Immersion Corp.*	34	247
NetApp, Inc.	18	623
Nimble Storage, Inc.*	73	600
Pure Storage, Inc., Class A*	80	937
Seagate Technology plc	19	641
Silicon Graphics International Corp.*	42	324
Stratasys Ltd.*	57	1,216
Super Micro Computer, Inc.*	45	973
USA Technologies, Inc.*	42	209
Western Digital Corp.	18	840
		60,876
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	17	649
Columbia Sportswear Co.	31	1,741
Crocs, Inc.*	86	743
Culp, Inc.	13	412
Deckers Outdoor Corp.*	38	2,483
Delta Apparel, Inc.*	8	141
Fossil Group, Inc.*	49	1,399
G-III Apparel Group Ltd.*	50	1,579
Hanesbrands, Inc.	24	637
Iconix Brand Group, Inc.*	50	420
Michael Kors Holdings Ltd.*	12	587
Movado Group, Inc.	18	409
NIKE, Inc., Class B	87	5,015
Oxford Industries, Inc.	18	1,123
Perry Ellis International, Inc.*	15	280
PVH Corp.	6	647
Ralph Lauren Corp.	4	414
Sequential Brands Group, Inc.*	46	335
Steven Madden Ltd.*	72	2,527
Superior Uniform Group, Inc.	9	153
Under Armour, Inc., Class A*	13	515
Under Armour, Inc., Class C*	13	463
Unifi, Inc.*	18	469
Vera Bradley, Inc.*	24	359
VF Corp.	21	1,303
Vince Holding Corp.*	25	176
Wolverine World Wide, Inc.	113	2,702
		27,681
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	107	1,637
Bank Mutual Corp.	48	374

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
BankFinancial Corp.	18	222
Bear State Financial, Inc.	21	197
Beneficial Bancorp, Inc.	82	1,237
BofI Holding, Inc.*	70	1,505
Capitol Federal Financial, Inc.	149	2,143
Charter Financial Corp.	16	210
Clifton Bancorp, Inc.	26	386
Dime Community Bancshares, Inc.	36	636
ESSA Bancorp, Inc.	10	137
Essent Group Ltd.*	87	2,312
EverBank Financial Corp.	120	2,303
Federal Agricultural Mortgage Corp., Class C	10	410
First Defiance Financial Corp.	10	455
Flagstar Bancorp, Inc.*	24	674
Greene County Bancorp, Inc.	4	66
Hingham Institution for Savings	2	260
Home Bancorp, Inc.	7	202
HomeStreet, Inc.*	28	730
Impac Mortgage Holdings, Inc.*	9	150
Kearny Financial Corp.	108	1,478
Lake Sunapee Bank Group	9	161
LendingTree, Inc.*	7	679
Meridian Bancorp, Inc.	56	875
Meta Financial Group, Inc.	10	615
MGIC Investment Corp.*	398	3,220
Nationstar Mortgage Holdings, Inc.*	38	603
NMI Holdings, Inc., Class A*	58	460
Northfield Bancorp, Inc.	49	779
Northwest Bancshares, Inc.	112	1,738
OceanFirst Financial Corp.	24	476
Ocwen Financial Corp.*	117	417
Oritani Financial Corp.	45	723
PennyMac Financial Services, Inc., Class A*	16	265
PHH Corp.*	62	949
Provident Bancorp, Inc.*	5	79
Provident Financial Holdings, Inc.	8	153
Provident Financial Services, Inc.	71	1,531
Radian Group, Inc.	251	3,441
SI Financial Group, Inc.	13	175
Southern Missouri Bancorp, Inc.	7	172
Territorial Bancorp, Inc.	9	257
TrustCo Bank Corp. NY	107	764
United Community Financial Corp.	54	352
United Financial Bancorp, Inc.	58	811
Walker & Dunlop, Inc.*	32	848
Washington Federal, Inc.	106	2,809
Waterstone Financial, Inc.	30	507
Westfield Financial, Inc.	19	144
WSFS Financial Corp.	33	1,284
		43,011
Tobacco - 0.1%
Alliance One International, Inc.*	10	212
Altria Group, Inc.	129	8,526
Philip Morris International, Inc.	103	10,293
Reynolds American, Inc.	54	2,677
Turning Point Brands, Inc.*	7	90
Universal Corp.	26	1,564
Vector Group Ltd.	103	2,298
		25,660
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	56	1,212
Applied Industrial Technologies, Inc.	42	1,996
Beacon Roofing Supply, Inc.*	70	3,219
BMC Stock Holdings, Inc.*	64	1,276
CAI International, Inc.*	18	143
DXP Enterprises, Inc.*	15	421
Fastenal Co.	18	776
GATX Corp.	48	2,105
GMS, Inc.*	8	196
H&E Equipment Services, Inc.	37	589
Kaman Corp.	31	1,392
Lawson Products, Inc.*	7	119
MRC Global, Inc.*	109	1,599
Neff Corp., Class A*	11	103
NOW, Inc.*	125	2,580
Real Industry, Inc.*	31	213
Rush Enterprises, Inc., Class A*	34	809
Rush Enterprises, Inc., Class B*	8	191
SiteOne Landscape Supply, Inc.*	14	535
Textainer Group Holdings Ltd.	26	231
Titan Machinery, Inc.*	21	225
Triton International Ltd.	47	715
United Rentals, Inc.*	6	494
Univar, Inc.*	50	1,035
Veritiv Corp.*	10	513
Willis Lease Finance Corp.*	5	128
WW Grainger, Inc.	4	923
		23,738
Transportation Infrastructure - 0.0%(a)
Wesco Aircraft Holdings, Inc.*	65	893

Water Utilities - 0.0%(a)
American States Water Co.	43	1,676
American Water Works Co., Inc.	12	888
Artesian Resources Corp., Class A	9	247
California Water Service Group	56	1,707
Connecticut Water Service, Inc.	13	603
Consolidated Water Co. Ltd.	17	216
Global Water Resources, Inc.	10	80
Middlesex Water Co.	19	634
SJW Corp.	19	811
York Water Co. (The)	15	424
		7,286
Wireless Telecommunication Services - 0.0%(a)
Boingo Wireless, Inc.*	42	357
NII Holdings, Inc.*	62	207
Shenandoah Telecommunications Co.	54	1,389
Spok Holdings, Inc.	24	397
		2,350
TOTAL COMMON STOCKS (Cost $3,108,959)		3,262,906

No. of Rights

RIGHTS - 0.0%(a)

Biotechnology - 0.0%(a)
Dyax Corp. CVR (Cost $—)*(b)(c)	288	320

Principal Amount ($)

SHORT-TERM INVESTMENTS - 81.8%

REPURCHASE AGREEMENT(d) - 11.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,666,243 (Cost $3,666,211)	3,666,211	3,666,211

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATION - 70.7%
U.S. Treasury Bill
0.28%, 11/3/2016 (Cost $23,334,560)(e)	23,346,000	23,335,939
TOTAL SHORT-TERM INVESTMENTS (Cost $27,000,771)		27,002,150

Total Investments - 91.7% (Cost $30,109,730)		30,265,376
Other Assets Less Liabilities - 8.3%		2,748,033
Net assets - 100.0%		33,013,409

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Security fair valued as of 8/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 8/31/2016 amounted to $364, which represents approximately 0.00% of net assets of the fund.

(c)	Illiquid security.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(e)	The rate shown was the current yield as of 8/31/2016.

CVR	Contingent Value Rights

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,232
Aggregate gross unrealized depreciation	(149,914)
Net unrealized appreciation	$132,318
Federal income tax cost of investments	$30,133,058

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	37	9/19/2016	$2,581,213	$59,132

Cash collateral in the amount of $68,173 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$5,306	11/6/2017	Credit Suisse International	0.81%	S&P 500® Total Return Index	$(4,392)
208,601	1/8/2018	Credit Suisse International	0.26%	Russell 2000® Total Return Index	46,998
1,742,576	1/8/2018	Credit Suisse International	0.26%	iShares® MSCI Emerging Markets ETF	189,760
3,371,458	1/8/2018	Credit Suisse International	0.21%	iShares® MSCI EAFE ETF	487,214
70,312	11/6/2017	Deutsche Bank AG	(0.11)%	iShares® MSCI Emerging Markets ETF	4,027
222,866	1/8/2018	Deutsche Bank AG	0.64%	iShares® MSCI EAFE ETF	9,503
283,748	1/8/2018	Deutsche Bank AG	0.24%	Russell 2000® Total Return Index	63,915
3,068	11/6/2017	Morgan Stanley & Co. International plc	0.71%	S&P 500® Total Return Index	(438)
13,450	1/8/2018	Morgan Stanley & Co. International plc	0.26%	iShares® MSCI Emerging Markets ETF	2,194
1,759	11/6/2017	Societe Generale	0.51%	Russell 2000® Total Return Index	149
14,413	1/8/2018	Societe Generale	0.91%	iShares® MSCI EAFE ETF	593

See accompanying notes to schedules of portfolio investments.

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$364,047	3/6/2017	Societe Generale	0.16%	iShares® MSCI Emerging Markets ETF	$268,858
3,323	11/6/2017	UBS AG	0.36%	Russell 2000® Total Return Index	286
12,781	1/8/2018	UBS AG	0.31%	iShares® MSCI Emerging Markets ETF	2,076
762,121	1/8/2018	UBS AG	0.51%	iShares® MSCI EAFE ETF	711,013
$7,079,829					$1,781,756

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 84.0%

REPURCHASE AGREEMENT(a) - 84.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,352,916 (Cost $3,352,896)	3,352,896	3,352,896

Total Investments - 84.0% (Cost $3,352,896)(b)		3,352,896
Other Assets Less Liabilities - 16.0%		636,298
Net assets - 100.0%		3,989,194

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Managed Futures Strategy ETF had the following open long and short futures contracts as of August 31, 2016:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar Futures Contracts	2	9/19/2016	$150,200	$651
Coffee ‘C’ Futures Contract	1	12/19/2016	55,144	1,197
Copper Futures Contracts	2	12/28/2016	103,875	(5,529)
Cotton No. 2 Futures Contracts	4	12/7/2016	131,160	4,849
Gold 100 OZ Futures Contract	1	12/28/2016	131,140	(6,272)
Japanese Yen Futures Contracts	2	9/19/2016	241,850	8,245
Mini Silver Futures Contracts	3	12/28/2016	56,121	(5,551)
Natural Gas Futures Contracts	2	12/28/2016	66,520	(904)
Sugar #11 (World Markets) Futures Contracts	4	9/30/2016	89,869	8,533
U.S. 10 Year Treasury Note Futures Contracts	8	12/20/2016	1,047,375	(5,745)
U.S. Long Bond Futures Contracts	2	12/20/2016	340,750	(1,159)
				$(1,685)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
British Pound Futures Contracts	2	9/19/2016	$164,125	$(2,305)
Canadian Dollar Futures Contracts	2	9/20/2016	152,480	395
Cocoa Futures Contracts	4	12/14/2016	115,920	1,749
Corn Futures Contracts	7	12/14/2016	110,425	6,431
E-Mini Euro Futures Contracts	3	9/19/2016	209,372	4,474
Gasoline RBOB Futures Contract	1	11/30/2016	55,154	(3,568)
Lean Hogs Futures Contracts	4	12/14/2016	92,040	(3,671)
Live Cattle Futures Contracts	4	10/31/2016	170,520	14,989
NY Harbor ULSD Futures Contract	1	9/30/2016	59,880	(3,610)
Soybean Futures Contracts	2	11/14/2016	94,300	2,182
Swiss Franc Futures Contracts	2	9/19/2016	254,500	5,208
Wheat Futures Contracts	5	12/14/2016	97,063	11,199
WTI Crude Oil Futures Contract	1	9/20/2016	44,700	(3,132)
				$30,341
				$28,656

Cash collateral in the amount of $137,581 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 91.0%

Banks - 5.1%
Huntington Bancshares, Inc.	1	9
PrivateBancorp, Inc.	3,460	158,987
Yadkin Financial Corp.	6,122	159,784
		318,780
Biotechnology - 2.4%
Medivation, Inc.*	1,890	152,258

Chemicals - 5.4%
Nuplex Industries Ltd.	45,989	178,528
Valspar Corp. (The)	1,501	158,220
		336,748
Commercial Services & Supplies - 2.4%
G&K Services, Inc., Class A	1,567	152,516

Communications Equipment - 2.5%
Polycom, Inc.*	12,512	155,649

Containers & Packaging - 2.4%
AEP Industries, Inc.	1,365	150,969

Electric Utilities - 2.8%
ITC Holdings Corp.	3,924	177,443

Electrical Equipment - 2.3%
SolarCity Corp.*	7,051	145,674

Electronic Equipment, Instruments & Components - 4.7%
FEI Co.	1,424	151,613
Premier Farnell plc	59,511	142,618
		294,231
Equity Real Estate Investment Trusts (REITs) - 2.4%
Post Properties, Inc.	2,300	152,444

Food Products - 2.4%
WhiteWave Foods Co. (The)*	2,736	151,657

Gas Utilities - 2.5%
Piedmont Natural Gas Co., Inc.	2,595	155,960

Hotels, Restaurants & Leisure - 2.5%
Diamond Resorts International, Inc.*	5,144	155,400

Internet Software & Services - 7.3%
inContact, Inc.*	11,101	154,193
LinkedIn Corp., Class A*	803	154,778
Rackspace Hosting, Inc.*	4,820	151,589
		460,560
Machinery - 2.3%
Joy Global, Inc.	5,427	148,049

Media - 2.6%
Starz, Class A*	5,177	161,471

Multiline Retail - 2.5%
Poundland Group plc	52,561	154,778

Oil, Gas & Consumable Fuels - 5.1%
Etablissements Maurel et Prom*	35,068	161,551
Memorial Resource Development Corp.*	11,077	159,509
		321,060
Semiconductors & Semiconductor Equipment - 9.8%
ARM Holdings plc	6,914	153,982
Fairchild Semiconductor International, Inc.*	7,636	151,956
KLA-Tencor Corp.	2,316	160,406
Linear Technology Corp.	2,581	150,318
		616,662
Software - 12.5%
AVG Technologies NV*	6,260	155,624
Epiq Systems, Inc.	9,313	152,919
Fleetmatics Group plc*	2,563	153,447
NetSuite, Inc.*	1,399	152,351
TiVo, Inc.*	16,058	170,375
		784,716
Specialty Retail - 7.3%
CST Brands, Inc.	3,200	152,992
Mattress Firm Holding Corp.*	2,390	152,840
Outerwall, Inc.	2,931	152,295
		458,127
Thrifts & Mortgage Finance - 1.8%
EverBank Financial Corp.	5,950	114,181

TOTAL COMMON STOCKS (Cost $5,631,326)		5,719,333

No. of Rights

RIGHTS - 0.1%

Biotechnology - 0.1%
Dyax Corp. CVR (Cost $—)*(a)(b)	4,897	5,436

	Principal Amount ($)

SHORT-TERM INVESTMENT - 6.7%

REPURCHASE AGREEMENT(c) - 6.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $423,126 (Cost $423,123)	423,123	423,123

Total Investments - 97.8% (Cost $6,054,449)		6,147,892
Other Assets Less Liabilities - 2.2%		140,445
Net assets - 100.0%		6,288,337

*	Non-income producing security.
(a)

Security fair valued as of 8/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 8/31/2016 amounted to $5,436, which represents approximately 0.09% of net assets of the fund.

(b)	Illiquid security.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVR	Contingent Value Rights

See accompanying notes to schedules of portfolio investments.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,034
Aggregate gross unrealized depreciation	(37,591)
Net unrealized appreciation	$93,443
Federal income tax cost of investments	$6,054,449

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2016:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	11/4/2016	357,000	$(273,816)	$272,316	$(1,500)
U.S. Dollar vs. Euro	Goldman Sachs International	11/4/2016	14,000	(15,610)	15,659	49
U.S. Dollar vs. British Pound	Goldman Sachs International	11/4/2016	76,000	(98,943)	99,937	994
U.S. Dollar vs. New Zealand Dollar	Goldman Sachs International	11/4/2016	45,000	(32,150)	32,563	413
						$(44)

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	Goldman Sachs International	11/4/2016	(511,000)	$672,320	$671,946	$374
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	11/4/2016	(42,000)	31,993	32,037	(44)
U.S. Dollar vs. Euro	Goldman Sachs International	11/4/2016	(191,000)	213,649	213,633	16
U.S. Dollar vs. New Zealand Dollar	Goldman Sachs International	11/4/2016	(349,000)	249,673	252,546	(2,873)
						$(2,527)
						$(2,571)

Swap Agreements

Merger ETF had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,672,157)	11/6/2017	Societe Generale	0.19%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(312,991)
1,339,862	11/7/2016	Societe Generale	0.96%	S&P Merger Arbitrage Index (long exposure to Targets)	(159)
$(332,295)					$(313,150)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2016:

United States	78.5%
United Kingdom	7.2%
New Zealand	2.8%
France	2.6%
Other (1)	8.9%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.7%

Aerospace & Defense - 2.0%
Boeing Co. (The)	1,097	142,007
Curtiss-Wright Corp.	74	6,653
Esterline Technologies Corp.*	114	8,772
General Dynamics Corp.	503	76,567
Hexcel Corp.	115	5,158
Huntington Ingalls Industries, Inc.	68	11,232
KLX, Inc.*	235	8,775
L-3 Communications Holdings, Inc.	228	33,931
Lockheed Martin Corp.	447	108,608
Moog, Inc., Class A*	116	6,843
Northrop Grumman Corp.	290	61,500
Orbital ATK, Inc.	64	4,827
Raytheon Co.	477	66,842
Rockwell Collins, Inc.	160	13,390
Spirit AeroSystems Holdings, Inc., Class A*	203	9,301
Teledyne Technologies, Inc.*	67	7,178
Textron, Inc.	569	23,244
TransDigm Group, Inc.*	73	20,819
Triumph Group, Inc.	254	8,092
United Technologies Corp.	1,694	180,292
		804,031
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	256	17,771
Expeditors International of Washington, Inc.	258	13,068
FedEx Corp.	533	87,908
Hub Group, Inc., Class A*	119	4,849
United Parcel Service, Inc., Class B	1,036	113,152
		236,748
Airlines - 0.1%
American Airlines Group, Inc.	199	7,224
Delta Air Lines, Inc.	283	10,400
Southwest Airlines Co.	180	6,639
United Continental Holdings, Inc.*	240	12,098
		36,361
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*	305	5,228
Autoliv, Inc.	166	17,626
BorgWarner, Inc.	442	15,200
Cooper Tire & Rubber Co.	157	5,336
Dana Holding Corp.	769	11,089
Delphi Automotive plc	388	27,416
Gentex Corp.	404	7,187
Goodyear Tire & Rubber Co. (The)	881	25,857
Johnson Controls, Inc.	1,786	78,370
Lear Corp.	183	21,281
Tenneco, Inc.*	250	13,958
Visteon Corp.	181	12,797
		241,345
Automobiles - 1.0%
Ford Motor Co.	16,256	204,826
General Motors Co.	5,539	176,805
Harley-Davidson, Inc.	387	20,395
Thor Industries, Inc.	90	7,303
		409,329
Banks - 7.9%
Associated Banc-Corp.	336	6,666
Bank of America Corp.	33,825	545,936
Bank of Hawaii Corp.	74	5,331
BankUnited, Inc.	165	5,305
BB&T Corp.	1,901	73,189
CIT Group, Inc.	673	24,820
Citigroup, Inc.	10,657	508,765
Citizens Financial Group, Inc.	2,166	53,652
Comerica, Inc.	473	22,368
Commerce Bancshares, Inc.	179	9,072
Cullen/Frost Bankers, Inc.	139	10,133
East West Bancorp, Inc.	246	9,136
Fifth Third Bancorp	2,638	53,182
First Horizon National Corp.	407	6,260
First Republic Bank	149	11,467
FNB Corp.	396	4,946
Fulton Financial Corp.	427	6,174
Hancock Holding Co.	261	8,516
Huntington Bancshares, Inc.	1,946	19,479
Investors Bancorp, Inc.	485	5,941
JPMorgan Chase & Co.	10,110	682,425
KeyCorp	2,312	29,039
M&T Bank Corp.	253	29,938
PacWest Bancorp	172	7,449
People’s United Financial, Inc.	910	14,788
PNC Financial Services Group, Inc. (The)	1,248	112,445
Popular, Inc.	461	18,122
Prosperity Bancshares, Inc.	140	7,766
Regions Financial Corp.	4,427	44,137
Signature Bank*	46	5,612
SunTrust Banks, Inc.	1,459	64,298
SVB Financial Group*	96	10,662
Synovus Financial Corp.	249	8,237
TCF Financial Corp.	455	6,666
Umpqua Holdings Corp.	464	7,619
US Bancorp	3,299	145,651
Valley National Bancorp	654	6,311
Webster Financial Corp.	161	6,219
Wells Fargo & Co.	10,600	538,480
Zions Bancorp	553	16,916
		3,153,118
Beverages - 1.3%
Brown-Forman Corp., Class B	220	10,681
Coca-Cola Co. (The)	5,169	224,490
Coca-Cola European Partners plc	348	13,381
Constellation Brands, Inc., Class A	115	18,866
Dr Pepper Snapple Group, Inc.	218	20,427
Molson Coors Brewing Co., Class B	167	17,087
Monster Beverage Corp.*	42	6,463
PepsiCo, Inc.	2,062	220,118
		531,513
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc.*	60	7,552
Amgen, Inc.	651	110,709
Biogen, Inc.*	142	43,399
Celgene Corp.*	258	27,539
Gilead Sciences, Inc.	798	62,547
PDL BioPharma, Inc.	1,413	4,112
Regeneron Pharmaceuticals, Inc.*	15	5,888
United Therapeutics Corp.*	39	4,769
		266,515
Building Products - 0.1%
Armstrong Flooring, Inc.*	156	3,217
Armstrong World Industries, Inc.*	312	13,563
Fortune Brands Home & Security, Inc.	143	9,089
Masco Corp.	359	12,737
Owens Corning	230	12,631
		51,237
Capital Markets - 2.5%
Affiliated Managers Group, Inc.*	71	10,086
Ameriprise Financial, Inc.	394	39,826
Bank of New York Mellon Corp. (The)	2,455	102,300

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
BlackRock, Inc.	195	72,698
Charles Schwab Corp. (The)	1,078	33,914
CME Group, Inc.	577	62,518
E*TRADE Financial Corp.*	657	17,332
Eaton Vance Corp.	217	8,686
Federated Investors, Inc., Class B	230	7,429
Franklin Resources, Inc.	858	31,317
Goldman Sachs Group, Inc. (The)	1,194	202,335
Intercontinental Exchange, Inc.	83	23,408
Invesco Ltd.	911	28,414
Janus Capital Group, Inc.	358	5,323
Legg Mason, Inc.	306	10,585
LPL Financial Holdings, Inc.	299	8,889
Moody’s Corp.	129	14,021
Morgan Stanley	3,848	123,367
MSCI, Inc.	72	6,489
Nasdaq, Inc.	179	12,746
Northern Trust Corp.	419	29,577
Raymond James Financial, Inc.	217	12,623
S&P Global, Inc.	234	28,908
State Street Corp.	881	61,881
Stifel Financial Corp.*	202	7,949
T Rowe Price Group, Inc.	352	24,478
TD Ameritrade Holding Corp.	266	8,742
Waddell & Reed Financial, Inc., Class A	257	4,780
		1,000,621
Chemicals - 2.2%
Air Products & Chemicals, Inc.	292	45,441
Albemarle Corp.	138	11,036
Ashland, Inc.	143	16,742
Axalta Coating Systems Ltd.*	230	6,583
Cabot Corp.	162	8,077
Celanese Corp., Series A	230	14,819
CF Industries Holdings, Inc.	690	17,940
Chemours Co. (The)	3,300	43,527
Chemtura Corp.*	223	6,688
Dow Chemical Co. (The)	2,589	138,874
Eastman Chemical Co.	318	21,589
Ecolab, Inc.	252	31,009
EI du Pont de Nemours & Co.	1,627	113,239
FMC Corp.	232	10,890
Huntsman Corp.	1,198	20,713
Ingevity Corp.*	82	3,639
International Flavors & Fragrances, Inc.	86	11,918
LyondellBasell Industries NV, Class A	1,115	87,962
Monsanto Co.	592	63,048
Mosaic Co. (The)	1,500	45,105
NewMarket Corp.	15	6,509
Olin Corp.	354	7,661
PolyOne Corp.	179	6,170
PPG Industries, Inc.	351	37,164
Praxair, Inc.	450	54,918
RPM International, Inc.	238	12,978
Sensient Technologies Corp.	75	5,492
Sherwin-Williams Co. (The)	57	16,172
Valspar Corp. (The)	102	10,752
WR Grace & Co.	90	7,032
		883,687
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	171	6,571
Brink’s Co. (The)	163	5,949
Cintas Corp.	111	13,044
Clean Harbors, Inc.*	133	6,357
Covanta Holding Corp.	407	6,060
Deluxe Corp.	88	5,999
Essendant, Inc.	218	4,223
KAR Auction Services, Inc.	192	8,118
Pitney Bowes, Inc.	781	14,652
Republic Services, Inc.	595	30,059
RR Donnelley & Sons Co.	1,244	21,272
Stericycle, Inc.*	67	5,761
Tyco International plc	625	27,300
Waste Management, Inc.	840	53,710
		209,075
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	537	4,822
Cisco Systems, Inc.	7,334	230,581
CommScope Holding Co., Inc.*	264	7,806
EchoStar Corp., Class A*	147	5,698
F5 Networks, Inc.*	60	7,364
Harris Corp.	190	17,666
Juniper Networks, Inc.	465	10,732
Motorola Solutions, Inc.	241	18,555
		303,224
Construction & Engineering - 0.3%
AECOM*	439	13,534
Chicago Bridge & Iron Co. NV	334	9,946
EMCOR Group, Inc.	143	8,188
Fluor Corp.	604	31,348
Jacobs Engineering Group, Inc.*	542	28,558
KBR, Inc.	720	10,570
MasTec, Inc.*	369	10,867
Quanta Services, Inc.*	800	20,584
Valmont Industries, Inc.	47	6,132
		139,727
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	72	13,178
Vulcan Materials Co.	105	11,956
		25,134
Consumer Finance - 1.2%
Ally Financial, Inc.	3,089	61,904
American Express Co.	1,807	118,503
Capital One Financial Corp.	1,555	111,338
Discover Financial Services	918	55,080
Navient Corp.	2,624	37,733
Santander Consumer USA Holdings, Inc.*	731	9,196
SLM Corp.*	2,639	19,568
Synchrony Financial	2,138	59,500
		472,822
Containers & Packaging - 0.6%
AptarGroup, Inc.	80	6,238
Avery Dennison Corp.	171	13,242
Ball Corp.	203	16,076
Bemis Co., Inc.	218	11,467
Berry Plastics Group, Inc.*	228	10,349
Crown Holdings, Inc.*	307	16,649
Graphic Packaging Holding Co.	711	10,196
International Paper Co.	1,423	69,001
Owens-Illinois, Inc.*	1,014	18,181
Packaging Corp. of America	215	16,905
Sealed Air Corp.	229	10,793
Silgan Holdings, Inc.	86	4,138
Sonoco Products Co.	231	11,906
WestRock Co.	495	23,710
		238,851
Distributors - 0.1%
Core-Mark Holding Co., Inc.	193	7,363
Genuine Parts Co.	281	28,893
LKQ Corp.*	393	14,183
		50,439
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc.*	1,107	9,819
DeVry Education Group, Inc.	242	5,576
Graham Holdings Co., Class B	11	5,394
H&R Block, Inc.	382	8,274
Service Corp. International	300	7,932

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
ServiceMaster Global Holdings, Inc.*	119	4,440
		41,435
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class A*	1	225,760
Berkshire Hathaway, Inc., Class B*	2,427	365,239
Leucadia National Corp.	1,232	23,593
Voya Financial, Inc.	1,079	31,550
		646,142
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	16,382	669,696
CenturyLink, Inc.	2,981	82,872
Frontier Communications Corp.	6,548	30,121
Level 3 Communications, Inc.*	363	18,016
Verizon Communications, Inc.	8,141	426,018
Windstream Holdings, Inc.	1,255	10,680
		1,237,403
Electric Utilities - 2.6%
ALLETE, Inc.	97	5,752
Alliant Energy Corp.	456	17,305
American Electric Power Co., Inc.	1,184	76,451
Duke Energy Corp.	1,771	141,078
Edison International	758	55,122
Entergy Corp.	688	53,802
Eversource Energy	586	31,626
Exelon Corp.	3,411	115,974
FirstEnergy Corp.	1,809	59,209
Great Plains Energy, Inc.	413	11,217
Hawaiian Electric Industries, Inc.	313	9,393
IDACORP, Inc.	89	6,770
ITC Holdings Corp.	140	6,331
NextEra Energy, Inc.	735	88,891
OGE Energy Corp.	530	16,499
PG&E Corp.	1,192	73,832
Pinnacle West Capital Corp.	279	20,936
PNM Resources, Inc.	195	6,199
Portland General Electric Co.	205	8,632
PPL Corp.	1,596	55,509
Southern Co. (The)	2,140	109,846
Westar Energy, Inc.	289	15,878
Xcel Energy, Inc.	1,146	47,399
		1,033,651
Electrical Equipment - 0.6%
Acuity Brands, Inc.	21	5,778
AMETEK, Inc.	236	11,505
Eaton Corp. plc	986	65,608
Emerson Electric Co.	1,552	81,759
EnerSys	89	6,264
Generac Holdings, Inc.*	183	6,826
General Cable Corp.	727	11,726
Hubbell, Inc.	91	9,856
Regal Beloit Corp.	112	6,869
Rockwell Automation, Inc.	177	20,520
Sensata Technologies Holding NV*	185	7,045
		233,756
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	234	14,580
Anixter International, Inc.*	186	11,893
Arrow Electronics, Inc.*	552	36,338
Avnet, Inc.	673	28,051
Benchmark Electronics, Inc.*	225	5,427
CDW Corp.	267	11,921
Corning, Inc.	2,680	60,809
Flextronics International Ltd.*	3,290	43,560
FLIR Systems, Inc.	180	5,549
Ingram Micro, Inc., Class A	1,186	41,463
Jabil Circuit, Inc.	840	17,800
Keysight Technologies, Inc.*	329	10,011
Sanmina Corp.*	460	12,089
ScanSource, Inc.*	118	4,037
SYNNEX Corp.	81	8,600
TE Connectivity Ltd.	652	41,448
Tech Data Corp.*	383	28,434
Trimble Navigation Ltd.*	313	8,576
Vishay Intertechnology, Inc.	459	6,499
		397,085
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc.	1,043	8,240
Baker Hughes, Inc.	1,340	65,834
Diamond Offshore Drilling, Inc.	662	12,227
Ensco plc, Class A	2,966	22,512
FMC Technologies, Inc.*	573	16,159
Halliburton Co.	2,202	94,708
Helmerich & Payne, Inc.	266	16,082
McDermott International, Inc.*	2,370	12,395
Nabors Industries Ltd.	2,179	21,659
National Oilwell Varco, Inc.	1,973	66,175
Noble Corp. plc	2,479	14,279
Oceaneering International, Inc.	274	7,267
Oil States International, Inc.*	225	6,980
Patterson-UTI Energy, Inc.	633	12,337
Rowan Cos. plc, Class A	679	8,460
Schlumberger Ltd.	2,094	165,426
SEACOR Holdings, Inc.*	108	6,348
Superior Energy Services, Inc.	1,098	18,479
Tidewater, Inc.	942	3,080
Transocean Ltd.*	4,361	42,302
Unit Corp.*	1,169	19,978
Weatherford International plc*	5,130	28,061
		668,988
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	121	13,321
American Campus Communities, Inc.	171	8,569
American Tower Corp.	225	25,511
Apartment Investment & Management Co., Class A	180	8,132
Apple Hospitality REIT, Inc.	405	7,946
AvalonBay Communities, Inc.	133	23,276
Boston Properties, Inc.	227	31,810
Brandywine Realty Trust	503	8,113
Brixmor Property Group, Inc.	273	7,797
Camden Property Trust	135	11,849
Care Capital Properties, Inc.	166	4,978
CBL & Associates Properties, Inc.	767	10,945
Columbia Property Trust, Inc.	440	10,375
Corporate Office Properties Trust	234	6,674
Corrections Corp. of America	371	5,910
Crown Castle International Corp.	198	18,764
DCT Industrial Trust, Inc.	130	6,332
DDR Corp.	501	9,474
DiamondRock Hospitality Co.	559	5,920
Digital Realty Trust, Inc.	174	17,242
Douglas Emmett, Inc.	212	7,963
Duke Realty Corp.	527	14,819
EPR Properties	80	6,266
Equinix, Inc.	32	11,797
Equity Commonwealth*	294	9,199
Equity LifeStyle Properties, Inc.	60	4,652
Equity Residential	482	31,267
Essex Property Trust, Inc.	61	13,853
Extra Space Storage, Inc.	66	5,316
Federal Realty Investment Trust	56	8,904

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
General Growth Properties, Inc.	616	17,950
GEO Group, Inc. (The)	185	3,707
HCP, Inc.	1,093	42,988
Healthcare Realty Trust, Inc.	165	5,785
Healthcare Trust of America, Inc., Class A	171	5,770
Highwoods Properties, Inc.	151	8,009
Hospitality Properties Trust	527	16,068
Host Hotels & Resorts, Inc.	1,538	27,407
Iron Mountain, Inc.	584	22,431
Kilroy Realty Corp.	119	8,643
Kimco Realty Corp.	511	15,356
Lamar Advertising Co., Class A	81	5,049
LaSalle Hotel Properties	247	6,931
Lexington Realty Trust	710	7,661
Liberty Property Trust	361	14,884
Macerich Co. (The)	199	16,296
Mack-Cali Realty Corp.	377	10,466
Mid-America Apartment Communities, Inc.	90	8,459
National Retail Properties, Inc.	145	7,265
New Residential Investment Corp.	636	9,127
NorthStar Realty Finance Corp.	601	8,017
Omega Healthcare Investors, Inc.	158	5,720
Outfront Media, Inc.	396	8,839
Paramount Group, Inc.	329	5,922
Piedmont Office Realty Trust, Inc., Class A	464	10,027
Prologis, Inc.	840	44,612
Public Storage	86	19,259
Rayonier, Inc.	374	10,296
Realty Income Corp.	202	13,277
Regency Centers Corp.	100	8,054
Retail Properties of America, Inc., Class A	524	8,908
RLJ Lodging Trust	331	7,726
Ryman Hospitality Properties, Inc.	93	5,018
Senior Housing Properties Trust	657	14,677
Simon Property Group, Inc.	258	55,591
SL Green Realty Corp.	155	18,247
Spirit Realty Capital, Inc.	620	8,215
Sunstone Hotel Investors, Inc.	362	5,028
Taubman Centers, Inc.	96	7,456
UDR, Inc.	298	10,782
Ventas, Inc.	547	39,751
VEREIT, Inc.	1,633	17,065
Vornado Realty Trust	263	27,171
Washington Prime Group, Inc.	618	8,491
Weingarten Realty Investors	173	7,136
Welltower, Inc.	579	44,438
Weyerhaeuser Co.	1,865	59,400
WP Carey, Inc.	140	9,331
Xenia Hotels & Resorts, Inc.	311	5,237
		1,110,917
Food & Staples Retailing - 2.6%
Andersons, Inc. (The)	195	7,205
Casey’s General Stores, Inc.	77	10,111
Costco Wholesale Corp.	842	136,480
CVS Health Corp.	1,937	180,916
Kroger Co. (The)	2,475	79,175
Rite Aid Corp.*	2,834	21,340
SUPERVALU, Inc.*	3,013	16,511
Sysco Corp.	1,352	70,115
United Natural Foods, Inc.*	191	8,710
Walgreens Boots Alliance, Inc.	1,217	98,224
Wal-Mart Stores, Inc.	5,453	389,562
Whole Foods Market, Inc.	678	20,598
		1,038,947
Food Products - 1.7%
Archer-Daniels-Midland Co.	3,122	136,619
Bunge Ltd.	1,198	76,552
Campbell Soup Co.	227	13,783
ConAgra Foods, Inc.	759	35,377
Darling Ingredients, Inc.*	778	10,954
Dean Foods Co.	298	5,129
Flowers Foods, Inc.	364	5,427
General Mills, Inc.	949	67,208
Hain Celestial Group, Inc. (The)*	129	4,741
Hershey Co. (The)	171	17,081
Hormel Foods Corp.	218	8,341
Ingredion, Inc.	108	14,792
JM Smucker Co. (The)	172	24,388
Kellogg Co.	362	29,760
Kraft Heinz Co. (The)	358	32,037
McCormick & Co., Inc.	119	12,133
Mead Johnson Nutrition Co.	188	15,993
Mondelez International, Inc., Class A	2,679	120,609
Pinnacle Foods, Inc.	148	7,496
TreeHouse Foods, Inc.*	60	5,684
Tyson Foods, Inc., Class A	528	39,901
WhiteWave Foods Co. (The)*	139	7,705
		691,710
Gas Utilities - 0.2%
Atmos Energy Corp.	185	13,635
National Fuel Gas Co.	203	11,583
New Jersey Resources Corp.	166	5,584
ONE Gas, Inc.	91	5,572
Piedmont Natural Gas Co., Inc.	100	6,010
Questar Corp.	308	7,703
Southwest Gas Corp.	111	7,750
Spire, Inc.	66	4,270
UGI Corp.	418	19,011
WGL Holdings, Inc.	100	6,284
		87,402
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	2,168	91,099
Alere, Inc.*	85	3,326
Baxter International, Inc.	817	38,178
Becton Dickinson and Co.	208	36,860
Boston Scientific Corp.*	956	22,772
Cooper Cos., Inc. (The)	39	7,251
CR Bard, Inc.	52	11,484
Danaher Corp.	550	44,775
DENTSPLY SIRONA, Inc.	133	8,174
Edwards Lifesciences Corp.*	98	11,286
Halyard Health, Inc.*	208	7,582
Hologic, Inc.*	211	8,107
Intuitive Surgical, Inc.*	20	13,728
Medtronic plc	1,593	138,639
ResMed, Inc.	100	6,669
St Jude Medical, Inc.	387	30,155
STERIS plc	71	5,018
Stryker Corp.	251	29,031
Teleflex, Inc.	44	8,056
Varian Medical Systems, Inc.*	111	10,670
Zimmer Biomet Holdings, Inc.	168	21,774
		554,634
Health Care Providers & Services - 3.2%
Aetna, Inc.	648	75,894
AmerisourceBergen Corp.	851	74,011
Amsurg Corp.*	71	4,609
Anthem, Inc.	799	99,939
Brookdale Senior Living, Inc.*	648	11,152
Cardinal Health, Inc.	1,167	92,975
Centene Corp.*	211	14,409
Cigna Corp.	323	41,428
Community Health Systems, Inc.*	1,539	16,436

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
DaVita, Inc.*	412	26,628
Envision Healthcare Holdings, Inc.*	378	8,112
Express Scripts Holding Co.*	1,866	135,658
HCA Holdings, Inc.*	981	74,114
HealthSouth Corp.	147	5,984
Henry Schein, Inc.*	102	16,707
Humana, Inc.	306	54,685
Kindred Healthcare, Inc.	716	7,905
Laboratory Corp. of America Holdings*	149	20,403
LifePoint Health, Inc.*	137	7,754
Magellan Health, Inc.*	111	6,340
McKesson Corp.	788	145,481
MEDNAX, Inc.*	114	7,498
Molina Healthcare, Inc.*	100	5,381
Owens & Minor, Inc.	234	8,043
Patterson Cos., Inc.	140	6,440
Quest Diagnostics, Inc.	298	24,680
Quorum Health Corp.*	384	2,362
Select Medical Holdings Corp.*	564	6,700
Tenet Healthcare Corp.*	729	17,423
UnitedHealth Group, Inc.	1,518	206,524
Universal Health Services, Inc., Class B	128	15,428
VCA, Inc.*	83	5,877
WellCare Health Plans, Inc.*	131	14,764
		1,261,744
Health Care Technology - 0.0%(b)
Cerner Corp.*	202	13,037
IMS Health Holdings, Inc.*	180	5,368
		18,405
Hotels, Restaurants & Leisure - 1.4%
Aramark	491	18,624
Bloomin’ Brands, Inc.	417	8,148
Brinker International, Inc.	103	5,532
Caesars Entertainment Corp.*	567	3,583
Carnival Corp.	802	38,336
Chipotle Mexican Grill, Inc.*	17	7,033
Cracker Barrel Old Country Store, Inc.	30	4,563
Darden Restaurants, Inc.	253	15,595
Hilton Worldwide Holdings, Inc.	686	16,375
International Game Technology plc	715	16,324
Las Vegas Sands Corp.	653	32,787
Marriott International, Inc., Class A	203	14,480
McDonald’s Corp.	1,285	148,623
MGM Resorts International*	1,082	25,849
Norwegian Cruise Line Holdings Ltd.*	177	6,353
Panera Bread Co., Class A*	23	4,995
Royal Caribbean Cruises Ltd.	229	16,284
SeaWorld Entertainment, Inc.	242	3,148
Six Flags Entertainment Corp.	99	4,828
Starbucks Corp.	642	36,100
Starwood Hotels & Resorts Worldwide, Inc.	302	23,393
Wendy’s Co. (The)	527	5,370
Wyndham Worldwide Corp.	180	12,742
Wynn Resorts Ltd.	324	28,940
Yum! Brands, Inc.	510	46,262
		544,267
Household Durables - 0.4%
DR Horton, Inc.	442	14,170
Garmin Ltd.	241	11,828
Harman International Industries, Inc.	97	8,215
Leggett & Platt, Inc.	223	11,703
Lennar Corp., Class A	247	11,683
Lennar Corp., Class B	14	532
Mohawk Industries, Inc.*	86	18,299
Newell Brands, Inc.	328	17,410
NVR, Inc.*	4	6,747
PulteGroup, Inc.	508	10,856
Toll Brothers, Inc.*	296	9,203
Tupperware Brands Corp.	109	7,143
Whirlpool Corp.	204	36,443
		164,232
Household Products - 1.4%
Church & Dwight Co., Inc.	115	11,433
Clorox Co. (The)	136	17,822
Colgate-Palmolive Co.	953	70,846
Energizer Holdings, Inc.	127	6,276
HRG Group, Inc.*	462	7,471
Kimberly-Clark Corp.	455	58,267
Procter & Gamble Co. (The)	4,480	391,149
		563,264
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	3,934	47,483
Calpine Corp.*	1,469	18,333
Dynegy, Inc.*	903	11,441
NRG Energy, Inc.	2,771	33,557
		110,814
Industrial Conglomerates - 2.1%
3M Co.	732	131,204
Carlisle Cos., Inc.	81	8,494
General Electric Co.	18,466	576,878
Honeywell International, Inc.	953	111,225
Roper Technologies, Inc.	75	13,316
		841,117
Insurance - 4.5%
Aflac, Inc.	1,151	85,381
Alleghany Corp.*	41	21,984
Allied World Assurance Co. Holdings AG	299	12,127
Allstate Corp. (The)	1,126	77,649
Ambac Financial Group, Inc.*	327	5,932
American Equity Investment Life Holding Co.	401	7,066
American Financial Group, Inc.	206	15,481
American International Group, Inc.	4,754	284,432
Aon plc	323	35,966
Arch Capital Group Ltd.*	216	17,483
Arthur J. Gallagher & Co.	303	14,971
Aspen Insurance Holdings Ltd.	162	7,446
Assurant, Inc.	255	22,835
Assured Guaranty Ltd.	432	11,997
Axis Capital Holdings Ltd.	255	14,502
Brown & Brown, Inc.	167	6,257
Chubb Ltd.	664	84,282
Cincinnati Financial Corp.	277	21,359
CNO Financial Group, Inc.	611	9,929
Endurance Specialty Holdings Ltd.	108	7,112
Everest Re Group Ltd.	82	15,857
First American Financial Corp.	236	10,169
FNF Group	557	20,993
Genworth Financial, Inc., Class A*	12,214	57,772
Hanover Insurance Group, Inc. (The)	106	8,289
Hartford Financial Services Group, Inc. (The)	1,444	59,305
Kemper Corp.	179	6,704
Lincoln National Corp.	961	46,157
Loews Corp.	1,043	43,660
Markel Corp.*	19	17,691
Marsh & McLennan Cos., Inc.	672	45,447
MBIA, Inc.*	1,299	10,470
Mercury General Corp.	80	4,344

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
MetLife, Inc.	3,780	164,052
Old Republic International Corp.	698	13,423
Principal Financial Group, Inc.	827	40,581
ProAssurance Corp.	141	7,758
Progressive Corp. (The)	1,294	42,133
Prudential Financial, Inc.	1,825	144,868
Reinsurance Group of America, Inc.	225	24,147
RenaissanceRe Holdings Ltd.	73	8,738
RLI Corp.	78	5,536
Torchmark Corp.	268	17,334
Travelers Cos., Inc. (The)	944	112,062
Unum Group	908	32,334
Validus Holdings Ltd.	207	10,514
Willis Towers Watson plc	111	13,765
WR Berkley Corp.	246	14,605
XL Group Ltd.	664	22,729
		1,785,628
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc.*	134	103,067
Expedia, Inc.	73	7,966
Liberty Interactive Corp. QVC Group*	942	19,904
Liberty Interactive Corp. QVC Group, Class B*	3	65
Netflix, Inc.*	84	8,186
Priceline Group, Inc. (The)*	23	32,585
		171,773
Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	156	8,564
Alphabet, Inc., Class A*	174	137,434
Alphabet, Inc., Class C*	175	134,234
eBay, Inc.*	1,029	33,093
Facebook, Inc., Class A*	537	67,726
IAC/InterActiveCorp*	132	7,750
LinkedIn Corp., Class A*	51	9,830
VeriSign, Inc.*	62	4,616
Yahoo!, Inc.*	2,049	87,595
		490,842
IT Services - 2.3%
Accenture plc, Class A	694	79,810
Alliance Data Systems Corp.*	65	13,298
Amdocs Ltd.	167	10,040
Automatic Data Processing, Inc.	455	40,863
Booz Allen Hamilton Holding Corp.	443	13,449
Broadridge Financial Solutions, Inc.	119	8,247
CACI International, Inc., Class A*	70	6,955
Cognizant Technology Solutions Corp., Class A*	486	27,916
Computer Sciences Corp.	415	19,522
CSRA, Inc.	341	8,658
DST Systems, Inc.	52	6,318
Fidelity National Information Services, Inc.	394	31,256
Fiserv, Inc.*	180	18,549
FleetCor Technologies, Inc.*	45	7,389
Genpact Ltd.*	194	4,590
International Business Machines Corp.	2,163	343,657
Leidos Holdings, Inc.	164	6,644
MasterCard, Inc., Class A	366	35,367
Paychex, Inc.	364	22,084
PayPal Holdings, Inc.*	690	25,633
Science Applications International Corp.	97	6,190
Teradata Corp.*	339	10,756
Total System Services, Inc.	147	7,240
Unisys Corp.*	464	4,686
Vantiv, Inc., Class A*	90	4,837
Visa, Inc., Class A	863	69,817
Western Union Co. (The)	980	21,090
Xerox Corp.	4,760	46,886
		901,747
Leisure Products - 0.1%
Brunswick Corp.	130	5,979
Hasbro, Inc.	152	12,424
Mattel, Inc.	724	23,986
Polaris Industries, Inc.	84	7,278
Vista Outdoor, Inc.*	101	4,022
		53,689
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	326	15,315
Bio-Rad Laboratories, Inc., Class A*	34	5,059
Bio-Rad Laboratories, Inc., Class B*	1	154
Illumina, Inc.*	35	5,892
Mettler-Toledo International, Inc.*	16	6,449
PerkinElmer, Inc.	120	6,390
Quintiles Transnational Holdings, Inc.*	119	9,199
Thermo Fisher Scientific, Inc.	357	54,332
Waters Corp.*	61	9,596
		112,386
Machinery - 2.0%
AGCO Corp.	308	14,950
Allison Transmission Holdings, Inc.	294	8,156
Caterpillar, Inc.	1,978	162,097
Colfax Corp.*	313	9,290
Crane Co.	99	6,368
Cummins, Inc.	416	52,254
Deere & Co.	953	80,576
Donaldson Co., Inc.	190	7,135
Dover Corp.	317	22,983
Flowserve Corp.	253	12,238
Fortive Corp.	274	14,432
Harsco Corp.	821	8,169
IDEX Corp.	84	7,849
Illinois Tool Works, Inc.	471	55,978
Ingersoll-Rand plc	468	31,819
ITT, Inc.	133	4,812
Joy Global, Inc.	963	26,271
Kennametal, Inc.	343	9,590
Lincoln Electric Holdings, Inc.	90	5,720
Manitowoc Co., Inc. (The)	328	1,607
Manitowoc Foodservice, Inc.*	211	3,403
Meritor, Inc.*	649	7,236
Navistar International Corp.*	882	12,383
Oshkosh Corp.	304	16,395
PACCAR, Inc.	804	48,111
Parker-Hannifin Corp.	290	35,534
Pentair plc	300	19,215
Rexnord Corp.*	256	5,660
Snap-on, Inc.	62	9,504
SPX FLOW, Inc.*	407	11,970
Stanley Black & Decker, Inc.	296	36,630
Terex Corp.	372	9,032
Timken Co. (The)	205	6,943
Trinity Industries, Inc.	533	13,016
WABCO Holdings, Inc.*	64	6,833
Wabtec Corp.	66	5,056
Xylem, Inc.	235	11,952
		801,167
Marine - 0.0%(b)
Kirby Corp.*	144	7,502

Media - 2.4%
CBS Corp. (Non-Voting), Class B	737	37,609

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Charter Communications, Inc.*	90	23,149
Cinemark Holdings, Inc.	233	9,005
Comcast Corp., Class A	3,942	257,255
Discovery Communications, Inc., Class A*	218	5,561
Discovery Communications, Inc., Class C*	384	9,531
DISH Network Corp., Class A*	314	15,772
Gannett Co., Inc.	471	5,619
Interpublic Group of Cos., Inc. (The)	647	14,972
Liberty Braves Group, Class A*	20	336
Liberty Braves Group, Class C*	39	642
Liberty Global plc, Series C*	1,142	35,208
Liberty Global plc, Class A*	465	14,717
Liberty Media Group, Class A*	49	1,049
Liberty Media Group, Class C*	98	2,083
Liberty SiriusXM Group, Class A*	196	6,568
Liberty SiriusXM Group, Class C*	392	13,026
Live Nation Entertainment, Inc.*	409	10,928
News Corp., Class A	1,621	22,791
News Corp., Class B	446	6,436
Omnicom Group, Inc.	424	36,519
Regal Entertainment Group, Class A	272	5,815
Scripps Networks Interactive, Inc., Class A	97	6,147
Sirius XM Holdings, Inc.*	1,336	5,531
TEGNA, Inc.	507	10,272
Time Warner, Inc.	1,899	148,901
Time, Inc.	570	8,037
Tribune Media Co.	396	15,080
Twenty-First Century Fox, Inc., Class A	1,575	38,651
Twenty-First Century Fox, Inc., Class B	583	14,488
Viacom, Inc., Class A	28	1,265
Viacom, Inc., Class B	1,005	40,542
Walt Disney Co. (The)	1,617	152,742
		976,247
Metals & Mining - 1.2%
AK Steel Holding Corp.*	2,039	9,094
Alcoa, Inc.	4,581	46,176
Allegheny Technologies, Inc.	775	13,222
Carpenter Technology Corp.	147	5,333
Cliffs Natural Resources, Inc.*	3,785	21,575
Commercial Metals Co.	573	8,893
Compass Minerals International, Inc.	63	4,695
Constellium NV, Class A*	985	7,368
Freeport-McMoRan, Inc.*	13,503	138,946
Newmont Mining Corp.	1,595	60,993
Nucor Corp.	1,053	51,081
Reliance Steel & Aluminum Co.	240	17,299
Southern Copper Corp.	526	13,581
Steel Dynamics, Inc.	712	17,529
United States Steel Corp.	2,350	45,684
		461,469
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
American Capital Agency Corp.	1,234	23,829
Annaly Capital Management, Inc.	3,561	38,138
Chimera Investment Corp.	707	11,658
Invesco Mortgage Capital, Inc.	612	9,633
MFA Financial, Inc.	1,185	9,148
PennyMac Mortgage Investment Trust	396	6,035
Starwood Property Trust, Inc.	517	11,839
Two Harbors Investment Corp.	1,045	9,301
		119,581
Multiline Retail - 0.8%
Big Lots, Inc.	169	8,335
Dillard’s, Inc., Class A	101	6,084
Dollar General Corp.	444	32,594
Dollar Tree, Inc.*	182	15,052
JC Penney Co., Inc.*	1,953	18,417
Kohl’s Corp.	766	33,995
Macy’s, Inc.	1,168	42,258
Nordstrom, Inc.	358	18,065
Sears Holdings Corp.*	747	10,286
Target Corp.	1,689	118,551
		303,637
Multi-Utilities - 1.2%
Ameren Corp.	662	32,716
Avista Corp.	160	6,499
Black Hills Corp.	100	5,851
CenterPoint Energy, Inc.	1,576	35,413
CMS Energy Corp.	561	23,545
Consolidated Edison, Inc.	777	58,469
Dominion Resources, Inc.	1,057	78,387
DTE Energy Co.	445	41,341
MDU Resources Group, Inc.	733	17,277
NiSource, Inc.	459	10,989
NorthWestern Corp.	87	5,030
Public Service Enterprise Group, Inc.	1,295	55,374
SCANA Corp.	293	20,700
Sempra Energy	464	48,548
Vectren Corp.	200	9,782
WEC Energy Group, Inc.	370	22,156
		472,077
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	1,785	95,444
Apache Corp.	2,017	100,245
Cabot Oil & Gas Corp.	319	7,857
California Resources Corp.	2,345	23,286
Chesapeake Energy Corp.*	19,826	125,895
Chevron Corp.	7,771	781,607
Cimarex Energy Co.	132	17,448
Concho Resources, Inc.*	158	20,414
ConocoPhillips	7,690	315,674
CONSOL Energy, Inc.	1,824	33,270
Continental Resources, Inc.*	225	10,791
Cosan Ltd., Class A	1,250	8,800
Delek US Holdings, Inc.	553	9,705
Denbury Resources, Inc.*	12,425	38,269
Devon Energy Corp.	3,097	134,193
Energen Corp.	341	19,608
EOG Resources, Inc.	797	70,527
EQT Corp.	206	14,729
Exxon Mobil Corp.	12,179	1,061,278
Golar LNG Ltd.	292	6,082
Gulfport Energy Corp.*	160	4,576
Hess Corp.	1,510	81,993
HollyFrontier Corp.	1,149	29,736
Kinder Morgan, Inc.	4,629	101,144
Marathon Oil Corp.	9,243	138,830
Marathon Petroleum Corp.	2,869	121,961
Murphy Oil Corp.	2,036	54,402
Newfield Exploration Co.*	576	24,975
Noble Energy, Inc.	876	30,204
Oasis Petroleum, Inc.*	1,080	10,238
Occidental Petroleum Corp.	2,001	153,777
ONEOK, Inc.	1,015	47,593
PBF Energy, Inc., Class A	507	11,103
Phillips 66	2,009	157,606
Pioneer Natural Resources Co.	134	23,993
QEP Resources, Inc.	1,018	19,444
Range Resources Corp.	354	13,654
SM Energy Co.	908	34,395
Southwestern Energy Co.*	2,560	35,610
Spectra Energy Corp.	1,514	53,929

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Stone Energy Corp.*	258	2,828
Targa Resources Corp.	381	16,604
Teekay Corp.	545	3,940
Tesoro Corp.	446	33,637
Valero Energy Corp.	2,349	130,017
Western Refining, Inc.	381	9,586
Whiting Petroleum Corp.*	3,696	26,944
Williams Cos., Inc. (The)	2,797	78,148
World Fuel Services Corp.	498	22,201
WPX Energy, Inc.*	2,537	30,444
		4,398,634
Paper & Forest Products - 0.0%(b)
Domtar Corp.	341	12,726

Personal Products - 0.2%
Avon Products, Inc.	4,928	28,090
Edgewell Personal Care Co.*	99	7,921
Estee Lauder Cos., Inc. (The), Class A	154	13,741
Herbalife Ltd.*	167	10,145
Nu Skin Enterprises, Inc., Class A	171	9,898
		69,795
Pharmaceuticals - 4.1%
AbbVie, Inc.	1,292	82,817
Allergan plc*	188	44,094
Bristol-Myers Squibb Co.	1,736	99,629
Eli Lilly & Co.	1,432	111,338
Endo International plc*	125	2,588
Johnson & Johnson	3,766	449,434
Mallinckrodt plc*	170	12,672
Merck & Co., Inc.	5,432	341,075
Mylan NV*	370	15,673
Perrigo Co. plc	129	11,738
Pfizer, Inc.	12,820	446,136
Zoetis, Inc.	302	15,432
		1,632,626
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	55	7,571
Equifax, Inc.	90	11,871
FTI Consulting, Inc.*	123	5,447
ManpowerGroup, Inc.	280	20,009
Nielsen Holdings plc	371	19,767
Robert Half International, Inc.	188	7,206
Verisk Analytics, Inc.*	75	6,229
		78,100
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	467	13,959
Jones Lang LaSalle, Inc.	72	8,406
Realogy Holdings Corp.	343	9,206
		31,571
Road & Rail - 1.0%
Avis Budget Group, Inc.*	692	25,002
CSX Corp.	2,144	60,632
Genesee & Wyoming, Inc., Class A*	113	7,683
Hertz Global Holdings, Inc.*	753	37,093
JB Hunt Transport Services, Inc.	102	8,098
Kansas City Southern	135	13,057
Norfolk Southern Corp.	729	68,453
Old Dominion Freight Line, Inc.*	102	7,255
Ryder System, Inc.	243	15,921
Swift Transportation Co.*	280	5,211
Union Pacific Corp.	1,300	124,189
YRC Worldwide, Inc.*	596	6,908
		379,502
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	2,843	21,038
Amkor Technology, Inc.*	976	8,882
Analog Devices, Inc.	392	24,524
Applied Materials, Inc.	1,785	53,264
Broadcom Ltd.	97	17,113
Cree, Inc.*	206	4,946
Fairchild Semiconductor International, Inc.*	226	4,497
First Solar, Inc.*	145	5,484
Intel Corp.	10,442	374,763
KLA-Tencor Corp.	235	16,276
Lam Research Corp.	153	14,278
Linear Technology Corp.	260	15,142
Marvell Technology Group Ltd.	1,227	15,215
Maxim Integrated Products, Inc.	431	17,550
Microchip Technology, Inc.	304	18,821
Micron Technology, Inc.*	3,938	64,938
NVIDIA Corp.	409	25,088
NXP Semiconductors NV*	133	11,707
ON Semiconductor Corp.*	947	10,228
Qorvo, Inc.*	287	16,482
QUALCOMM, Inc.	2,601	164,045
Skyworks Solutions, Inc.	94	7,037
Teradyne, Inc.	277	5,834
Texas Instruments, Inc.	1,204	83,726
Xilinx, Inc.	288	15,612
		1,016,490
Software - 2.1%
Activision Blizzard, Inc.	682	28,214
Adobe Systems, Inc.*	244	24,964
ANSYS, Inc.*	65	6,181
Autodesk, Inc.*	153	10,312
CA, Inc.	643	21,804
Cadence Design Systems, Inc.*	216	5,495
CDK Global, Inc.	154	8,929
Check Point Software Technologies Ltd.*	96	7,367
Citrix Systems, Inc.*	130	11,336
Electronic Arts, Inc.*	159	12,916
Intuit, Inc.	145	16,160
Microsoft Corp.	7,801	448,245
Nuance Communications, Inc.*	281	4,097
Oracle Corp.	4,080	168,178
Red Hat, Inc.*	72	5,254
salesforce.com, Inc.*	153	12,151
Symantec Corp.	1,612	38,898
Synopsys, Inc.*	185	10,969
		841,470
Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A	283	5,020
Advance Auto Parts, Inc.	78	12,276
American Eagle Outfitters, Inc.	625	11,588
Asbury Automotive Group, Inc.*	102	5,479
Ascena Retail Group, Inc.*	904	7,359
AutoNation, Inc.*	292	13,826
AutoZone, Inc.*	24	17,803
Bed Bath & Beyond, Inc.	509	23,602
Best Buy Co., Inc.	1,362	52,410
Burlington Stores, Inc.*	105	8,528
Cabela’s, Inc.*	105	5,144
CarMax, Inc.*	449	26,469
Chico’s FAS, Inc.	419	5,313
CST Brands, Inc.	366	17,498
Dick’s Sporting Goods, Inc.	195	11,427
DSW, Inc., Class A	180	4,311
Foot Locker, Inc.	193	12,669
GameStop Corp., Class A	471	13,372
Gap, Inc. (The)	686	17,061
Genesco, Inc.*	77	5,593
GNC Holdings, Inc., Class A	186	3,912
Group 1 Automotive, Inc.	143	8,486
Guess?, Inc.	301	5,006

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Home Depot, Inc. (The)	1,282	171,942
L Brands, Inc.	385	29,341
Lowe’s Cos., Inc.	1,308	100,141
Murphy USA, Inc.*	299	21,863
Office Depot, Inc.	2,765	10,175
O’Reilly Automotive, Inc.*	60	16,797
Outerwall, Inc.	141	7,326
Penske Automotive Group, Inc.	203	9,196
Rent-A-Center, Inc.	496	6,061
Ross Stores, Inc.	339	21,099
Sally Beauty Holdings, Inc.*	193	5,253
Signet Jewelers Ltd.	95	7,788
Sonic Automotive, Inc., Class A	346	5,896
Staples, Inc.	3,915	33,512
Tailored Brands, Inc.	318	4,191
Tiffany & Co.	190	13,560
TJX Cos., Inc. (The)	650	50,336
Tractor Supply Co.	74	6,212
Ulta Salon Cosmetics & Fragrance, Inc.*	30	7,416
Urban Outfitters, Inc.*	209	7,493
Williams-Sonoma, Inc.	125	6,580
		836,330
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	5,676	602,224
Diebold, Inc.	215	6,033
EMC Corp.	2,775	80,447
Hewlett Packard Enterprise Co.	8,491	182,387
HP, Inc.	7,754	111,425
Lexmark International, Inc., Class A	257	9,203
NCR Corp.*	508	17,196
NetApp, Inc.	589	20,373
Seagate Technology plc	969	32,694
Western Digital Corp.	651	30,382
		1,092,364
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	533	20,350
Deckers Outdoor Corp.*	80	5,228
Fossil Group, Inc.*	144	4,113
Hanesbrands, Inc.	308	8,174
Michael Kors Holdings Ltd.*	174	8,517
NIKE, Inc., Class B	741	42,711
PVH Corp.	159	17,134
Ralph Lauren Corp.	137	14,196
Under Armour, Inc., Class A*	56	2,219
Under Armour, Inc., Class C*	56	1,997
VF Corp.	379	23,517
		148,156
Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	415	5,968
New York Community Bancorp, Inc.	1,426	21,547
PHH Corp.*	800	12,240
Washington Federal, Inc.	225	5,962
		45,717
Tobacco - 1.1%
Altria Group, Inc.	2,275	150,355
Philip Morris International, Inc.	2,407	240,531
Reynolds American, Inc.	659	32,667
Universal Corp.	98	5,897
		429,450
Trading Companies & Distributors - 0.4%
AerCap Holdings NV*	451	18,027
Air Lease Corp.	164	4,818
Fastenal Co.	305	13,149
GATX Corp.	122	5,350
HD Supply Holdings, Inc.*	400	14,444
Herc Holdings, Inc.*	253	8,554
MRC Global, Inc.*	932	13,672
MSC Industrial Direct Co., Inc., Class A	79	5,770
NOW, Inc.*	515	10,630
Rush Enterprises, Inc., Class A*	226	5,374
United Rentals, Inc.*	272	22,388
Watsco, Inc.	42	6,210
WESCO International, Inc.*	231	14,359
WW Grainger, Inc.	83	19,145
		161,890
Water Utilities - 0.1%
American Water Works Co., Inc.	270	19,978
Aqua America, Inc.	169	5,139
		25,117
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	490	13,656
T-Mobile US, Inc.*	472	21,873
		35,529
TOTAL COMMON STOCKS (Cost $35,230,148)		38,192,902

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 13.6%

REPURCHASE AGREEMENT(c) - 13.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $5,425,885 (Cost $5,425,840)	5,425,840	5,425,840

Total Investments - 109.3% (Cost $40,655,988)		43,618,742
Liabilities Less Other Assets - (9.3%)		(3,696,719)
Net assets - 100.0%		39,922,023

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $311,952.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,048,030
Aggregate gross unrealized depreciation	(893,546)
Net unrealized appreciation	$2,154,484
Federal income tax cost of investments	$41,464,258

See accompanying notes to schedules of portfolio investments.

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(38,372,899)	1/8/2018	Deutsche Bank AG	(0.39)%	Russell 1000 Total Return Index	$(4,455,000)
(1,324,810)	11/6/2017	Societe Generale	(0.21)%	Russell 1000 Total Return Index	(162,981)
1,500,057	11/6/2017	Societe Generale	0.71%	FTSE RAFI US 1000 Total Return Index	533,155
$(38,197,652)					$(4,084,826)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Inflation Expectations ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATION - 90.9%

U.S. Treasury Inflation Index Bonds
1.00%, 2/15/2046 (Cost $2,891,257)	2,827,021	3,155,230

SHORT-TERM INVESTMENT - 3.9%

REPURCHASE AGREEMENT(a) - 3.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $133,788 (Cost $133,788)	133,788	133,788

Total Investments - 94.8% (Cost $3,025,045)		3,289,018
Other Assets Less Liabilities - 5.2%		181,354
Net assets - 100.0%		3,470,372

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,779
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$262,779
Federal income tax cost of investments	$3,026,239

Swap Agreements

Inflation Expectations ETF had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$311,373	5/8/2017	Societe Generale	0.56%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	$40,628
3,307,996	1/6/2017	Societe Generale	0.01%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)	(261,442)
$3,619,369					$(220,814)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 96.7%

REPURCHASE AGREEMENT(a) - 96.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,458,132 (Cost $3,458,103)	3,458,103	3,458,103

Total Investments - 96.7% (Cost $3,458,103)(b)		3,458,103
Other Assets Less Liabilities - 3.3%		116,456
Net assets - 100.0%		3,574,559

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Credit Default Swap Agreements - Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at August 31, 2016(b)	Notional Amount(c)		Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 2, Series 25*	5.00%	12/20/2020	3.71%	$108,900	**	$(6,450)	$(2,740)	$(3,710)
CDX North American High Yield Index; Version 1, Series 26	5.00%	6/20/2021	3.93%	3,210,000		(173,609)	(56,889)	(116,720)
						$(180,059)	$(59,629)	$(120,430)

*As of August 31, 2016, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**Reflects the notional amount after the default of securities.

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 110.8%

REPURCHASE AGREEMENT(b) - 19.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $518,821,316 (Cost $518,816,931)	518,816,931	518,816,931

U.S. TREASURY OBLIGATIONS - 91.6%
U.S. Treasury Bills
0.28%, 9/1/2016(c)	135,000,000	135,000,000
0.28%, 9/8/2016(c)	190,000,000	189,989,824
0.28%, 9/15/2016(c)	198,000,000	197,978,084
0.30%, 9/22/2016(c)	238,000,000	237,958,245
0.31%, 9/29/2016(c)	27,000,000	26,993,595
0.26%, 10/6/2016(c)	215,000,000	214,946,573
0.23%, 10/13/2016(c)	147,000,000	146,960,408
0.27%, 10/20/2016(c)	50,000,000	49,981,608
0.23%, 10/27/2016(c)	75,000,000	74,973,750
0.27%, 11/3/2016(c)	150,000,000	149,929,500
0.26%, 11/10/2016(c)	370,000,000	369,805,380
0.28%, 11/17/2016(c)	335,000,000	334,809,385
0.31%, 11/25/2016(c)	275,000,000	274,805,025
0.00%, 12/22/2016(c)	75,000,000	74,925,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,479,052,860)		2,479,056,527
TOTAL SHORT-TERM INVESTMENTS (Cost $2,997,869,791)		2,997,873,458

Total Investments - 110.8% (Cost $2,997,869,791)		2,997,873,458
Liabilities Less Other Assets - (10.8%)		(292,482,134)
Net assets - 100.0%		2,705,391,324

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $431,318,223.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,570
Aggregate gross unrealized depreciation	(8,903)
Net unrealized appreciation	$3,667
Federal income tax cost of investments	$2,997,869,791

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	994	9/16/2016	$107,786,875	$50,163

Cash collateral in the amount of $4,592,280 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(303,014,753)	11/7/2016	Bank of America NA	(0.41)%	S&P 500®	$(52,358,597)
(480,831,866)	1/8/2018	Citibank NA	(0.44)%	S&P 500®	(27,734,998)
(461,513,846)	11/6/2017	Credit Suisse International	(0.46)%	S&P 500®	(34,876,513)
(627,718,216)	11/6/2017	Deutsche Bank AG	(0.49)%	S&P 500®	(46,209,002)
(2,335,159)	11/6/2017	Deutsche Bank AG	(0.37)%	SPDR® S&P 500® ETF Trust	(110,154)
(347,133,682)	11/6/2017	Goldman Sachs International	(0.34)%	S&P 500®	(15,367,442)
(50,712,622)	1/6/2017	Morgan Stanley & Co. International plc	(0.36)%	S&P 500®	(28,108,414)
(219,579,758)	11/6/2017	Societe Generale	(0.41)%	S&P 500®	(15,765,209)
(104,770,560)	11/7/2016	UBS AG	(0.26)%	S&P 500®	(24,704,758)
$(2,597,610,462)					$(245,235,087)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 130.4%

REPURCHASE AGREEMENT(b) - 32.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $116,520,436 (Cost $116,519,451)	116,519,451	116,519,451

U.S. TREASURY OBLIGATIONS - 97.7%
U.S. Treasury Bills
0.25%, 9/1/2016(c)	99,000,000	99,000,000
0.29%, 9/8/2016(c)	71,000,000	70,996,035
0.25%, 9/15/2016(c)	10,000,000	9,999,028
0.30%, 9/22/2016(c)	21,000,000	20,996,280
0.25%, 10/13/2016(c)	60,000,000	59,982,465
0.30%, 11/17/2016(c)	12,000,000	11,993,171
0.00%, 12/22/2016(c)	75,000,000	74,925,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $347,893,890)		347,892,129
TOTAL SHORT-TERM INVESTMENTS (Cost $464,413,341)		464,411,580

Total Investments - 130.4% (Cost $464,413,341)		464,411,580
Liabilities Less Other Assets - (30.4%)		(108,187,124)
Net assets - 100.0%		356,224,456

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $57,820,736.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$757
Aggregate gross unrealized depreciation	(2,518)
Net unrealized depreciation	$(1,761)
Federal income tax cost of investments	$464,413,341

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	415	9/16/2016	$39,605,525	$(180,393)

Cash collateral in the amount of $1,643,400 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(8,067,086)	11/7/2016	Bank of America NA	(0.51)%	NASDAQ-100 Index®	$(7,957,226)
(65,092,141)	11/6/2017	Citibank NA	(0.44)%	NASDAQ-100 Index®	(6,347,389)
(28,976,303)	11/6/2017	Credit Suisse International	(0.56)%	NASDAQ-100 Index®	(2,109,496)
(51,826,869)	11/6/2017	Deutsche Bank AG	(0.59)%	NASDAQ-100 Index®	(7,784,820)
(13,809,120)	1/8/2018	Goldman Sachs International	(0.34)%	NASDAQ-100 Index®	(1,520,500)
(93,186,470)	11/6/2017	Morgan Stanley & Co. International plc	(0.56)%	NASDAQ-100 Index®	(13,735,780)
(1,840,008)	11/6/2017	Morgan Stanley & Co. International plc	(0.31)%	PowerShares QQQ TrustSM, Series 1	(38,631)
(38,854,590)	11/6/2017	Societe Generale	(0.61)%	NASDAQ-100 Index®	(1,585,081)
(14,981,579)	11/7/2016	UBS AG	(0.41)%	NASDAQ-100 Index®	(7,785,209)
$(316,634,166)					$(48,864,132)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 105.1%

REPURCHASE AGREEMENT(b) - 29.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $96,283,574 (Cost $96,282,760)	96,282,760	96,282,760

U.S. TREASURY OBLIGATIONS - 75.5%
U.S. Treasury Bills
0.25%, 9/29/2016(c)	52,000,000	51,989,780
0.27%, 10/6/2016(c)	30,000,000	29,992,081
0.25%, 10/13/2016(c)	40,000,000	39,988,497
0.25%, 10/20/2016(c)	30,000,000	29,989,928
0.24%, 10/27/2016(c)	10,000,000	9,996,267
0.29%, 11/10/2016(c)	70,000,000	69,963,179
0.30%, 11/17/2016(c)	14,000,000	13,992,034
TOTAL U.S. TREASURY OBLIGATIONS (Cost $245,908,494)		245,911,766
TOTAL SHORT-TERM INVESTMENTS (Cost $342,191,254)		342,194,526

Total Investments - 105.1% (Cost $342,191,254)		342,194,526
Liabilities Less Other Assets - (5.1%)		(16,456,851)
Net assets - 100.0%		325,737,675

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $50,917,021.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,272
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,272
Federal income tax cost of investments	$342,191,254

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	295	9/16/2016	$27,125,250	$(108,728)

Cash collateral in the amount of $1,151,975 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(6,830,259)	11/7/2016	Bank of America NA	(0.46)%	Dow Jones Industrial AverageSM	$(4,167,415)
(34,658,520)	11/6/2017	Citibank NA	(0.44)%	Dow Jones Industrial AverageSM	(1,830,625)
(80,332,474)	11/7/2016	Credit Suisse International	(0.61)%	Dow Jones Industrial AverageSM	(3,657,045)
(3,123,308)	11/6/2017	Deutsche Bank AG	(0.19)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(172,385)
(3,038,473)	11/6/2017	Deutsche Bank AG	(0.24)%	Dow Jones Industrial AverageSM	(745,070)
(112,776,762)	1/8/2018	Goldman Sachs International	(0.29)%	Dow Jones Industrial AverageSM	(5,104,368)
(45,934,397)	11/6/2017	Societe Generale	(0.56)%	Dow Jones Industrial AverageSM	(2,711,245)
(11,939,141)	11/7/2016	UBS AG	(0.31)%	Dow Jones Industrial AverageSM	(2,946,027)
$(298,633,334)					$(21,334,180)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 106.7%

REPURCHASE AGREEMENT(b) - 19.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,892,378 (Cost $4,892,336)	4,892,336	4,892,336

U.S. TREASURY OBLIGATIONS - 87.6%
U.S. Treasury Bills
0.27%, 10/6/2016(c)	4,000,000	3,998,962
0.25%, 10/20/2016(c)	18,500,000	18,493,834
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,492,796)		22,492,796
TOTAL SHORT-TERM INVESTMENTS (Cost $27,385,132)		27,385,132

Total Investments - 106.7% (Cost $27,385,132)(d)		27,385,132
Liabilities Less Other Assets - (6.7%)		(1,715,147)
Net assets - 100.0%		25,669,985

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,654,381.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	10	9/16/2016	$1,563,200	$(21,725)

Cash collateral in the amount of $68,200 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,498,773)	11/7/2016	Bank of America NA	(0.31)%	S&P MidCap 400®	$(1,233,067)
(1,207,595)	11/6/2017	Citibank NA	(0.44)%	S&P MidCap 400®	(196,426)
(10,222,931)	11/6/2017	Credit Suisse International	(0.51)%	S&P MidCap 400®	(1,396,918)
(1,405,197)	11/6/2017	Deutsche Bank AG	(0.04)%	S&P MidCap 400®	(162,529)
(2,209,176)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	S&P MidCap 400®	(561,990)
(7,543,948)	11/6/2017	Societe Generale	(0.41)%	S&P MidCap 400®	(1,117,092)
$(24,087,620)					$(4,668,022)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 114.9%

REPURCHASE AGREEMENT(b) - 24.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $97,832,727 (Cost $97,831,901)	97,831,901	97,831,901

U.S. TREASURY OBLIGATIONS - 90.9%
U.S. Treasury Bills
0.28%, 9/1/2016(c)	65,000,000	65,000,000
0.30%, 9/22/2016(c)	20,000,000	19,996,488
0.25%, 9/29/2016(c)	30,000,000	29,994,167
0.29%, 11/10/2016(c)	50,000,000	49,973,700
0.25%, 11/17/2016(c)	135,000,000	134,923,185
0.34%, 1/5/2017(c)	70,000,000	69,915,160
TOTAL U.S. TREASURY OBLIGATIONS (Cost $369,808,689)		369,802,700
TOTAL SHORT-TERM INVESTMENTS (Cost $467,640,590)		467,634,601

Total Investments - 114.9% (Cost $467,640,590)		467,634,601
Liabilities Less Other Assets - (14.9%)		(60,489,544)
Net assets - 100.0%		407,145,057

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $88,667,560.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,992
Aggregate gross unrealized depreciation	(7,981)
Net unrealized depreciation	$(5,989)
Federal income tax cost of investments	$467,640,590

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	185	9/16/2016	$22,914,100	$(147,928)

Cash collateral in the amount of $1,017,500 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Short Russell2000 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(17,265,271)	11/7/2016	Bank of America NA	0.24%	Russell 2000® Index	$(19,295,050)
(20,191,101)	11/6/2017	Citibank NA	0.26%	Russell 2000® Index	(7,000,008)
(3,883,101)	11/6/2017	Credit Suisse International	0.29%	Russell 2000® Index	82,161
(3,009,663)	11/6/2017	Deutsche Bank AG	0.56%	Russell 2000® Index	502,942
(599,807)	11/6/2017	Deutsche Bank AG	0.56%	iShares® Russell 2000 ETF	(29,809)
(69,278,063)	1/8/2018	Goldman Sachs International	0.31%	Russell 2000® Index	(7,280,869)
(131,989,434)	11/6/2017	Morgan Stanley & Co. International plc	0.19%	Russell 2000® Index	(18,049,246)
(945,046)	11/6/2017	Morgan Stanley & Co. International plc	0.39%	iShares® Russell 2000 ETF	(45,997)
(91,658,504)	11/6/2017	Societe Generale	0.19%	Russell 2000® Index	(9,140,068)
(45,449,237)	11/7/2016	UBS AG	0.34%	Russell 2000® Index	(10,046,297)
$(384,269,227)					$(70,302,241)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.6%

REPURCHASE AGREEMENT(a) - 16.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,796,945 (Cost $1,796,931)	1,796,931	1,796,931

U.S. TREASURY OBLIGATION - 83.0%
U.S. Treasury Bill
0.25%, 9/29/2016 (Cost $8,998,247)(b)	9,000,000	8,998,247
TOTAL SHORT-TERM INVESTMENTS (Cost $10,795,178)		10,795,178

Total Investments - 99.6% (Cost $10,795,178)(c)		10,795,178
Other Assets Less Liabilities - 0.4%		44,425
Net assets - 100.0%		10,839,603

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	The rate shown was the current yield as of 8/31/2016.
(c)	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(2,199,105)	11/6/2017	Bank of America NA	(0.21)%	S&P SmallCap 600®	$(142,724)
(2,071,046)	11/6/2017	Citibank NA	(0.24)%	S&P SmallCap 600®	(572,153)
(1,551,405)	11/6/2017	Credit Suisse International	(0.06)%	S&P SmallCap 600®	(170,445)
(1,111,461)	11/6/2017	Deutsche Bank AG	0.36%	S&P SmallCap 600®	(170,145)
(2,172,607)	11/6/2017	Morgan Stanley & Co. International plc	0.04%	S&P SmallCap 600®	(267,238)
(1,727,592)	11/6/2017	Societe Generale	0.09%	S&P SmallCap 600®	(195,102)
$(10,833,216)					$(1,517,807)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 114.7%

REPURCHASE AGREEMENT(b) - 26.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $586,209,207 (Cost $586,204,254)	586,204,254	586,204,254

U.S. TREASURY OBLIGATIONS - 88.0%
U.S. Treasury Bills
0.28%, 9/1/2016(c)	50,000,000	50,000,000
0.33%, 9/8/2016(c)	50,000,000	49,996,840
0.23%, 9/15/2016(c)	368,000,000	367,966,917
0.29%, 9/22/2016(c)	210,000,000	209,964,296
0.31%, 9/29/2016(c)	100,000,000	99,976,200
0.23%, 10/6/2016(c)	155,000,000	154,964,825
0.27%, 10/13/2016(c)	140,000,000	139,955,617
0.29%, 10/20/2016(c)	191,000,000	190,923,669
0.32%, 10/27/2016(c)	215,000,000	214,892,505
0.28%, 11/3/2016(c)	295,000,000	294,861,350
0.28%, 11/10/2016(c)	160,000,000	159,915,840
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,933,412,011)		1,933,418,059
TOTAL SHORT-TERM INVESTMENTS (Cost $2,519,616,265)		2,519,622,313

Total Investments - 114.7% (Cost $2,519,616,265)		2,519,622,313
Liabilities Less Other Assets - (14.7%)		(323,372,460)
Net assets - 100.0%		2,196,249,853

See accompanying notes to schedules of portfolio investments.

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $619,373,518.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,048
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6,048
Federal income tax cost of investments	$2,519,616,265

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,118	9/16/2016	$121,233,125	$234,968

Cash collateral in the amount of $5,165,160 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(500,239,193)	11/7/2016	Bank of America NA	(0.41)%	S&P 500®	$(85,839,523)
(820,968,671)	1/8/2018	Citibank NA	(0.44)%	S&P 500®	(37,126,645)
(988,859,730)	11/6/2017	Credit Suisse International	(0.46)%	S&P 500®	(44,565,628)
(1,049,534,180)	11/6/2017	Deutsche Bank AG	(0.49)%	S&P 500®	(61,366,215)
(6,890,310)	11/6/2017	Deutsche Bank AG	(0.37)%	SPDR® S&P 500® ETF Trust	(639,715)
(390,386,238)	11/6/2017	Goldman Sachs International	(0.34)%	S&P 500®	(16,647,698)
(658,040)	11/7/2016	Goldman Sachs International	(0.25)%	SPDR® S&P 500® ETF Trust	(69,093)
(120,987,928)	1/6/2017	Morgan Stanley & Co. International plc	(0.36)%	S&P 500®	(13,736,565)
(313,030,407)	11/6/2017	Societe Generale	(0.41)%	S&P 500®	(28,087,962)
(79,803,636)	11/7/2016	UBS AG	(0.26)%	S&P 500®	(40,589,589)
$(4,271,358,333)					$(328,668,633)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 119.7%

REPURCHASE AGREEMENT(b) - 28.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $108,673,493 (Cost $108,672,573)	108,672,573	108,672,573
U.S. TREASURY OBLIGATIONS - 91.7%
U.S. Treasury Bills
0.25%, 9/1/2016(c)	35,000,000	35,000,000
0.24%, 9/15/2016(c)	9,000,000	8,999,158
0.31%, 9/22/2016(c)	23,000,000	22,995,844
0.32%, 9/29/2016(c)	50,000,000	49,987,653
0.26%, 10/6/2016(c)	70,000,000	69,982,515
0.26%, 10/13/2016(c)	35,000,000	34,989,351
0.27%, 11/3/2016(c)	129,000,000	128,939,370
0.29%, 11/10/2016(c)	5,000,000	4,997,369
TOTAL U.S. TREASURY OBLIGATIONS (Cost $355,891,098)		355,891,260
TOTAL SHORT-TERM INVESTMENTS (Cost $464,563,671)		464,563,833

Total Investments - 119.7% (Cost $464,563,671)		464,563,833
Liabilities Less Other Assets - (19.7%)		(76,407,111)
Net assets - 100.0%		388,156,722

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $111,940,024.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$199
Aggregate gross unrealized depreciation	(37)
Net unrealized appreciation	$162
Federal income tax cost of investments	$464,563,671

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	419	9/16/2016	$39,987,265	$88,613

Cash collateral in the amount of $1,659,240 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(39,460,671)	11/7/2016	Bank of America NA	(0.51)%	NASDAQ-100 Index®	$(24,184,881)
(184,270,869)	11/6/2017	Citibank NA	(0.44)%	NASDAQ-100 Index®	(12,376,162)
(117,162,793)	11/6/2017	Credit Suisse International	(0.56)%	NASDAQ-100 Index®	(5,673,273)
(102,080,183)	11/6/2017	Deutsche Bank AG	(0.59)%	NASDAQ-100 Index®	(6,783,350)
(16,319,067)	11/6/2017	Deutsche Bank AG	(0.39)%	PowerShares QQQ TrustSM, Series 1	(72,722)
(17,330,942)	1/8/2018	Goldman Sachs International	(0.34)%	NASDAQ-100 Index®	(1,827,755)
(395,573)	11/6/2017	Goldman Sachs International	(0.14)%	PowerShares QQQ TrustSM, Series 1	(64,231)
(124,151,341)	11/6/2017	Morgan Stanley & Co. International plc	(0.56)%	NASDAQ-100 Index®	(16,189,824)
(413,767)	11/6/2017	Morgan Stanley & Co. International plc	(0.31)%	PowerShares QQQ TrustSM, Series 1	(8,687)
(126,028,762)	11/6/2017	Societe Generale	(0.61)%	NASDAQ-100 Index®	(7,472,912)
(8,684,791)	11/7/2016	UBS AG	(0.41)%	NASDAQ-100 Index®	(2,879,238)
$(736,298,759)					$(77,533,035)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 114.6%

REPURCHASE AGREEMENT(b) - 34.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $80,733,980 (Cost $80,733,297)	80,733,297	80,733,297
U.S. TREASURY OBLIGATIONS - 79.9%
U.S. Treasury Bills
0.25%, 9/1/2016(c)	35,000,000	35,000,000
0.30%, 9/22/2016(c)	8,000,000	7,998,588
0.27%, 9/29/2016(c)	12,000,000	11,997,480
0.23%, 10/6/2016(c)	31,000,000	30,992,956
0.24%, 10/13/2016(c)	20,000,000	19,994,493
0.25%, 10/20/2016(c)	20,000,000	19,993,263
0.23%, 11/10/2016(c)	50,000,000	49,973,700
0.34%, 1/5/2017(c)	10,000,000	9,987,880
TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,942,694)		185,938,360
TOTAL SHORT-TERM INVESTMENTS (Cost $266,675,991)		266,671,657

Total Investments - 114.6% (Cost $266,675,991)		266,671,657
Liabilities Less Other Assets - (14.6%)		(34,005,644)
Net assets - 100.0%		232,666,013

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $80,504,628.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,334)
Net unrealized depreciation	$(4,334)
Federal income tax cost of investments	$266,675,991

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	296	9/16/2016	$27,217,200	$88,182

Cash collateral in the amount of $1,155,880 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(12,889,006)	11/7/2016	Bank of America NA	(0.46)%	Dow Jones Industrial AverageSM	$(7,813,766)
(76,432,273)	11/6/2017	Citibank NA	(0.44)%	Dow Jones Industrial AverageSM	(2,894,962)
(78,813,525)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones Industrial AverageSM	(3,063,302)
(5,903,276)	11/6/2017	Deutsche Bank AG	(0.24)%	Dow Jones Industrial AverageSM	(1,451,287)
(979,069)	11/6/2017	Deutsche Bank AG	(0.19)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(41,708)
(132,293,280)	1/8/2018	Goldman Sachs International	(0.29)%	Dow Jones Industrial AverageSM	(6,085,740)
(1,331,063)	11/7/2016	Goldman Sachs International	(0.12)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(191,578)
(91,525,971)	11/6/2017	Societe Generale	(0.56)%	Dow Jones Industrial AverageSM	(6,957,910)
(37,956,686)	11/7/2016	UBS AG	(0.31)%	Dow Jones Industrial AverageSM	(6,498,859)
$(438,124,149)					$(34,999,112)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 96.4%

REPURCHASE AGREEMENT(a) - 96.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $7,328,492 (Cost $7,328,430)	7,328,430	7,328,430

Total Investments - 96.4% (Cost $7,328,430)(b)		7,328,430
Other Assets Less Liabilities - 3.6%		274,648
Net assets - 100.0%		7,603,078

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	6	9/16/2016	$937,920	$(32,516)

Cash collateral in the amount of $40,920 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(2,173,823)	11/7/2016	Bank of America NA	(0.31)%	S&P MidCap 400®	$(418,403)
(4,872,754)	11/6/2017	Citibank NA	(0.44)%	S&P MidCap 400®	(842,939)
(3,579,861)	11/6/2017	Credit Suisse International	(0.51)%	S&P MidCap 400®	(331,411)
(1,255,234)	11/6/2017	Deutsche Bank AG	(0.04)%	S&P MidCap 400®	(142,477)
(48,135)	11/6/2017	Deutsche Bank AG	0.06%	SPDR® S&P MidCap 400® ETF Trust	(6,656)
(709,499)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	S&P MidCap 400®	(153,708)
(1,625,370)	11/6/2017	Societe Generale	(0.41)%	S&P MidCap 400®	(228,527)
$(14,264,676)					$(2,124,121)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 129.0%

REPURCHASE AGREEMENT(b) - 26.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $42,813,160 (Cost $42,812,798)	42,812,798	42,812,798
U.S. TREASURY OBLIGATIONS - 103.0%
U.S. Treasury Bills
0.26%, 9/1/2016(c)	68,000,000	68,000,000
0.24%, 9/15/2016(c)	6,000,000	5,999,439
0.25%, 9/29/2016(c)	14,000,000	13,997,272
0.24%, 11/10/2016(c)	51,000,000	50,973,174
0.30%, 11/17/2016(c)	31,000,000	30,982,361
TOTAL U.S. TREASURY OBLIGATIONS (Cost $169,952,978)		169,952,246
TOTAL SHORT-TERM INVESTMENTS (Cost $212,765,776)		212,765,044

Total Investments - 129.0% (Cost $212,765,776)		212,765,044
Liabilities Less Other Assets - (29.0%)		(47,809,745)
Net assets - 100.0%		164,955,299

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $54,908,086.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,954
Aggregate gross unrealized depreciation	(2,686)
Net unrealized depreciation	$(732)
Federal income tax cost of investments	$212,765,776

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	82	9/16/2016	$10,156,520	$(34,112)

Cash collateral in the amount of $451,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(11,323,443)	11/7/2016	Bank of America NA	0.24%	Russell 2000® Index	$(13,636,953)
(30,710,804)	11/6/2017	Citibank NA	0.26%	Russell 2000® Index	(8,819,791)
(5,673,656)	11/6/2017	Credit Suisse International	0.29%	Russell 2000® Index	(314,337)
(3,441,290)	11/6/2017	Deutsche Bank AG	0.56%	Russell 2000® Index	885,282
(941,204)	11/6/2017	Deutsche Bank AG	0.56%	iShares® Russell 2000 ETF	(46,776)
(5,930,907)	11/6/2017	Goldman Sachs International	0.31%	Russell 2000® Index	(411,744)
(108,918,957)	11/7/2016	Morgan Stanley & Co. International plc	0.19%	Russell 2000® Index	(3,367,986)
(1,091,777)	11/6/2017	Morgan Stanley & Co. International plc	0.39%	iShares® Russell 2000 ETF	(53,139)
(113,064,897)	11/6/2017	Societe Generale	0.19%	Russell 2000® Index	(14,232,945)
(38,677,705)	11/7/2016	UBS AG	0.34%	Russell 2000® Index	(8,236,699)
$(319,774,640)					$(48,235,088)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 100.2%

REPURCHASE AGREEMENT(a) - 100.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,345,067 (Cost $3,345,039)	3,345,039	3,345,039

Total Investments - 100.2% (Cost $3,345,039)(b)		3,345,039
Liabilities Less Other Assets - (0.2%)		(8,298)
Net assets - 100.0%		3,336,741

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,173,362)	11/6/2017	Bank of America NA	(0.21)%	S&P SmallCap 600®	$(189,989)
(1,392,367)	11/6/2017	Credit Suisse International	(0.06)%	S&P SmallCap 600®	(159,752)
(1,962,539)	1/8/2018	Deutsche Bank AG	0.36%	S&P SmallCap 600®	(567,244)
(126,726)	11/6/2017	Deutsche Bank AG	0.36%	iShares® Core S&P Small-Cap ETF	(9,301)
(949,946)	11/6/2017	Morgan Stanley & Co. International plc	0.04%	S&P SmallCap 600®	(96,996)
(1,071,227)	11/6/2017	Societe Generale	0.09%	S&P SmallCap 600®	(132,408)
$(6,676,167)					$(1,155,690)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 125.5%

REPURCHASE AGREEMENT(b) - 28.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $257,535,160 (Cost $257,532,984)	257,532,984	257,532,984
U.S. TREASURY OBLIGATIONS - 97.5%
U.S. Treasury Bills
0.26%, 9/1/2016(c)	89,000,000	89,000,000
0.29%, 9/8/2016(c)	63,000,000	62,996,406
0.24%, 9/15/2016(c)	26,000,000	25,997,573
0.26%, 9/22/2016(c)	50,000,000	49,992,417
0.32%, 9/29/2016(c)	52,000,000	51,987,178
0.23%, 10/6/2016(c)	92,000,000	91,979,817
0.28%, 10/13/2016(c)	130,000,000	129,957,417
0.30%, 10/20/2016(c)	50,000,000	49,979,386
0.38%, 10/27/2016(c)	118,000,000	117,930,706
0.26%, 11/3/2016(c)	145,000,000	144,931,850
0.26%, 11/10/2016(c)	40,000,000	39,978,960
0.34%, 1/5/2017(c)	40,000,000	39,951,520
TOTAL U.S. TREASURY OBLIGATIONS (Cost $894,687,242)		894,683,230
TOTAL SHORT-TERM INVESTMENTS (Cost $1,152,220,226)		1,152,216,214

Total Investments - 125.5% (Cost $1,152,220,226)		1,152,216,214
Liabilities Less Other Assets - (25.5%)		(233,883,817)
Net assets - 100.0%		918,332,397

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $481,290,101.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,012)
Net unrealized depreciation	$(4,012)
Federal income tax cost of investments	$1,152,220,226

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	462	9/16/2016	$50,098,125	$277,846

Cash collateral in the amount of $2,134,440 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(260,656,434)	11/7/2016	Bank of America NA	(0.41)%	S&P 500®	$(47,316,212)
(589,614,645)	1/8/2018	Citibank NA	(0.44)%	S&P 500®	(24,627,464)
(568,166,758)	11/6/2017	Credit Suisse International	(0.46)%	S&P 500®	(26,902,631)
(665,584,342)	11/6/2017	Deutsche Bank AG	(0.49)%	S&P 500®	(44,940,105)
(279,000)	11/6/2017	Deutsche Bank AG	(0.37)%	SPDR® S&P 500® ETF Trust	(25,903)
(263,969,244)	11/6/2017	Goldman Sachs International	(0.34)%	S&P 500®	(6,072,500)
(734,939)	11/7/2016	Goldman Sachs International	(0.25)%	SPDR® S&P 500® ETF Trust	(77,167)
(62,286,765)	1/6/2017	Morgan Stanley & Co. International plc	(0.36)%	S&P 500®	(4,439,698)
(202,508,625)	11/6/2017	Societe Generale	(0.41)%	S&P 500®	(24,858,007)
(91,196,139)	11/7/2016	UBS AG	(0.26)%	S&P 500®	(14,651,384)
$(2,704,996,891)					$(193,911,071)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 143.2%

REPURCHASE AGREEMENT(b) - 36.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $242,683,866 (Cost $242,681,816)	242,681,816	242,681,816
U.S. TREASURY OBLIGATIONS - 106.9%
U.S. Treasury Bills
0.30%, 9/1/2016(c)	71,000,000	71,000,000
0.26%, 9/8/2016(c)	106,000,000	105,994,705
0.24%, 9/15/2016(c)	86,000,000	85,991,876
0.30%, 9/22/2016(c)	62,000,000	61,989,026
0.31%, 9/29/2016(c)	49,000,000	48,988,376
0.25%, 10/6/2016(c)	70,000,000	69,983,258
0.23%, 10/27/2016(c)	125,000,000	124,956,250
0.00%, 1/5/2017(c)	95,000,000	94,884,861
0.00%, 1/12/2017(c)	50,000,000	49,934,700
TOTAL U.S. TREASURY OBLIGATIONS (Cost $713,727,452)		713,723,052
TOTAL SHORT-TERM INVESTMENTS (Cost $956,409,268)		956,404,868

Total Investments - 143.2% (Cost $956,409,268)		956,404,868
Liabilities Less Other Assets - (43.2%)		(288,674,506)
Net assets - 100.0%		667,730,362

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $346,045,500.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,400)
Net unrealized depreciation	$(4,400)
Federal income tax cost of investments	$956,409,268

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,217	9/16/2016	$116,144,395	$510,302

Cash collateral in the amount of $4,819,320 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(228,885,619)	11/7/2016	Bank of America NA	(0.51)%	NASDAQ-100 Index®	$(52,235,252)
(252,046,867)	11/6/2017	Citibank NA	(0.44)%	NASDAQ-100 Index®	(9,375,682)
(347,402,803)	11/6/2017	Credit Suisse International	(0.56)%	NASDAQ-100 Index®	(20,316,326)
(672,844,842)	11/6/2017	Deutsche Bank AG	(0.59)%	NASDAQ-100 Index®	(53,080,119)
(4,413,455)	11/6/2017	Deutsche Bank AG	(0.39)%	PowerShares QQQ TrustSM, Series 1	(88,338)
(17,694,073)	1/8/2018	Goldman Sachs International	(0.34)%	NASDAQ-100 Index®	(1,859,436)
(75,294)	11/7/2016	Goldman Sachs International	(0.14)%	PowerShares QQQ TrustSM, Series 1	(12,226)
(80,265,122)	11/6/2017	Morgan Stanley & Co. International plc	(0.56)%	NASDAQ-100 Index®	1,808,430
(1,237,557)	11/6/2017	Morgan Stanley & Co. International plc	(0.31)%	PowerShares QQQ TrustSM, Series 1	(25,983)
(272,333,258)	11/6/2017	Societe Generale	(0.61)%	NASDAQ-100 Index®	(10,691,896)
(9,877,349)	11/7/2016	UBS AG	(0.41)%	NASDAQ-100 Index®	(4,590,510)
$(1,887,076,239)					$(150,467,338)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 120.2%

REPURCHASE AGREEMENT(b) - 37.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $89,485,657 (Cost $89,484,901)	89,484,901	89,484,901
U.S. TREASURY OBLIGATIONS - 82.9%
U.S. Treasury Bills
0.32%, 9/8/2016(c)	15,000,000	14,999,080
0.24%, 9/15/2016(c)	21,000,000	20,998,028
0.31%, 9/22/2016(c)	4,000,000	3,999,289
0.25%, 9/29/2016(c)	5,000,000	4,999,026
0.25%, 10/13/2016(c)	8,000,000	7,997,699
0.25%, 10/20/2016(c)	30,000,000	29,989,894
0.25%, 11/3/2016(c)	30,000,000	29,985,900
0.30%, 11/10/2016(c)	53,000,000	52,972,122
0.30%, 11/17/2016(c)	33,000,000	32,981,223
TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,918,558)		198,922,261
TOTAL SHORT-TERM INVESTMENTS (Cost $288,403,459)		288,407,162

Total Investments - 120.2% (Cost $288,403,459)		288,407,162
Liabilities Less Other Assets - (20.2%)		(48,491,226)
Net assets - 100.0%		239,915,936

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $64,089,570.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,651
Aggregate gross unrealized depreciation	(948)
Net unrealized appreciation	$3,703
Federal income tax cost of investments	$288,403,459

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	332	9/16/2016	$30,527,400	$156,387

Cash collateral in the amount of $1,296,460 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(50,715,537)	11/7/2016	Bank of America NA	(0.46)%	Dow Jones Industrial AverageSM	$(6,489,576)
(194,899,358)	11/6/2017	Citibank NA	(0.44)%	Dow Jones Industrial AverageSM	(6,691,565)
(2,310,065)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones Industrial AverageSM	(1,103)
(6,338,763)	11/6/2017	Deutsche Bank AG	(0.24)%	Dow Jones Industrial AverageSM	(186,057)
(6,080,704)	11/6/2017	Deutsche Bank AG	(0.19)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(111,651)
(4,642,888)	11/6/2017	Goldman Sachs International	(0.12)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(245,116)
(497,543)	11/6/2017	Goldman Sachs International	(0.29)%	Dow Jones Industrial AverageSM	(26,925)
(224,554,220)	11/7/2016	Morgan Stanley & Co. International plc	(0.31)%	Dow Jones Industrial AverageSM	(23,444,213)
(128,286,913)	11/6/2017	Societe Generale	(0.56)%	Dow Jones Industrial AverageSM	(1,547,612)
(70,926,458)	11/7/2016	UBS AG	(0.31)%	Dow Jones Industrial AverageSM	(11,555,523)
$(689,252,449)					$(50,299,341)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 95.1%

REPURCHASE AGREEMENT(a) - 95.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,385,963 (Cost $3,385,935)	3,385,935	3,385,935

Total Investments - 95.1% (Cost $3,385,935)(b)		3,385,935
Other Assets Less Liabilities - 4.9%		174,531
Net assets - 100.0%		3,560,466

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	4	9/16/2016	$625,280	$(20,712)

Cash collateral in the amount of $27,280 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,505,674)	11/6/2017	Bank of America NA	(0.31)%	S&P MidCap 400®	$(223,454)
(1,522,775)	11/6/2017	Citibank NA	(0.44)%	S&P MidCap 400®	(558,438)
(137,376)	11/6/2017	Credit Suisse International	(0.51)%	S&P MidCap 400®	(10,231)
(231,814)	11/6/2017	Deutsche Bank AG	(0.04)%	S&P MidCap 400®	(16,326)
(143,099)	11/6/2017	Goldman Sachs International	0.21%	SPDR® S&P MidCap 400® ETF Trust	(13,324)
(6,167,259)	11/7/2016	Morgan Stanley & Co. International plc	(0.21)%	S&P MidCap 400®	(1,478,282)
(343,094)	11/6/2017	Societe Generale	(0.41)%	S&P MidCap 400®	240,370
$(10,051,091)					$(2,059,685)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 149.3%

REPURCHASE AGREEMENT(b) - 49.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $50,270,169 (Cost $50,269,744)	50,269,744	50,269,744
U.S. TREASURY OBLIGATIONS - 99.7%
U.S. Treasury Bills
0.25%, 9/29/2016(c)	7,000,000	6,998,636
0.27%, 10/6/2016(c)	19,000,000	18,994,979
0.25%, 10/20/2016(c)	25,000,000	24,991,561
0.23%, 11/10/2016(c)	50,000,000	49,973,701
TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,962,816)		100,958,877
TOTAL SHORT-TERM INVESTMENTS (Cost $151,232,560)		151,228,621

Total Investments - 149.3% (Cost $151,232,560)		151,228,621
Liabilities Less Other Assets - (49.3%)		(49,932,369)
Net assets - 100.0%		101,296,252

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $56,257,058.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,939)
Net unrealized depreciation	$(3,939)
Federal income tax cost of investments	$151,232,560

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	67	9/16/2016	$8,298,620	$(19,618)

Cash collateral in the amount of $368,500 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(26,358,433)	11/7/2016	Bank of America NA	0.24%	Russell 2000® Index	$(8,629,869)
(54,346,867)	11/6/2017	Citibank NA	0.26%	Russell 2000® Index	(4,771,388)
(2,659,805)	11/6/2017	Credit Suisse International	0.29%	Russell 2000® Index	(21,342)
(1,304,397)	11/6/2017	Deutsche Bank AG	0.56%	Russell 2000® Index	(66,372)
(1,105,510)	11/6/2017	Deutsche Bank AG	0.56%	iShares® Russell 2000 ETF	(54,942)
(1,772,409)	11/6/2017	Goldman Sachs International	0.31%	Russell 2000® Index	(63,343)
(113,231,107)	11/6/2017	Morgan Stanley & Co. International plc	0.19%	Russell 2000® Index	(25,056,734)
(436,867)	11/6/2017	Morgan Stanley & Co. International plc	0.39%	iShares® Russell 2000 ETF	(21,263)
(80,925,428)	11/6/2017	Societe Generale	0.19%	Russell 2000® Index	(10,516,289)
(13,477,883)	11/7/2016	UBS AG	0.34%	Russell 2000® Index	(2,747,417)
$(295,618,706)					$(51,948,959)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 87.0%

REPURCHASE AGREEMENT(b) - 83.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,967,272 (Cost $1,967,255)	1,967,255	1,967,255
U.S. TREASURY OBLIGATION - 3.4%
U.S. Treasury Bill
0.24%, 10/27/2016 (Cost $79,970)(c)	80,000	79,970
TOTAL SHORT-TERM INVESTMENTS (Cost $2,047,225)		2,047,225

Total Investments - 87.0% (Cost $2,047,225)(d)		2,047,225
Other Assets Less Liabilities - 13.0%		306,984
Net assets - 100.0%		2,354,209

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $79,970.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(220,915)	11/6/2017	Bank of America NA	(0.21)%	Dow Jones U.S. Basic MaterialsSM Index	$(96,111)
(585,794)	1/8/2018	Credit Suisse International	(0.61)%	Dow Jones U.S. Basic MaterialsSM Index	2,362
(359,351)	1/8/2018	Deutsche Bank AG	(0.14)%	Dow Jones U.S. Basic MaterialsSM Index	(910)
(338,495)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Dow Jones U.S. Basic MaterialsSM Index	(32,593)
(233,202)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. Basic MaterialsSM Index	(22,860)
(614,346)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. Basic MaterialsSM Index	(493,084)
$(2,352,103)					$(643,196)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.3%

REPURCHASE AGREEMENT(a) - 20.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $8,354,593 (Cost $8,354,522)	8,354,522	8,354,522
U.S. TREASURY OBLIGATIONS - 73.7%
U.S. Treasury Bills
0.27%, 9/29/2016(b)	10,000,000	9,997,900
0.24%, 10/27/2016(b)	20,000,000	19,992,533
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,990,433)		29,990,433
TOTAL SHORT-TERM INVESTMENTS (Cost $38,344,955)		38,344,955

Total Investments - 94.3% (Cost $38,344,955)(c)		38,344,955
Other Assets Less Liabilities - 5.7%		2,334,848
Net assets - 100.0%		40,679,803

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	The rate shown was the current yield as of 8/31/2016.
(c)	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(2,792,481)	11/6/2017	Bank of America NA	(0.31)%	Dow Jones U.S. FinancialsSM Index	$(1,120,526)
(4,515,251)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. FinancialsSM Index	(117,920)
(2,141,687)	11/6/2017	Deutsche Bank AG	0.11%	Dow Jones U.S. FinancialsSM Index	(99,504)
(4,469,368)	11/6/2017	Goldman Sachs International	(0.69)%	Dow Jones U.S. FinancialsSM Index	(572,461)
(2,766,907)	11/6/2017	Morgan Stanley & Co. International plc	(0.26)%	Dow Jones U.S. FinancialsSM Index	(59,951)
(5,402,243)	11/6/2017	Societe Generale	(0.36)%	Dow Jones U.S. FinancialsSM Index	(152,732)
(18,560,546)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. FinancialsSM Index	(3,132,989)
$(40,648,483)					$(5,256,083)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 65.4%

REPURCHASE AGREEMENT(a) - 65.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,809,033 (Cost $3,809,001)	3,809,001	3,809,001

Total Investments - 65.4% (Cost $3,809,001)(b)		3,809,001
Other Assets Less Liabilities - 34.6%		2,018,642
Net assets - 100.0%		5,827,643

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(323,210)	1/8/2018	Bank of America NA	(0.21)%	Dow Jones U.S. Oil & GasSM Index	$4,475
(2,754,032)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. Oil & GasSM Index	(401,746)
(167,044)	11/6/2017	Deutsche Bank AG	(0.34)%	Dow Jones U.S. Oil & GasSM Index	(104,224)
(862,149)	11/6/2017	Goldman Sachs International	(0.59)%	Dow Jones U.S. Oil & GasSM Index	(87,203)
(567,148)	11/6/2017	Morgan Stanley & Co. International plc	(0.41)%	Dow Jones U.S. Oil & GasSM Index	(464,685)
(154,020)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. Oil & GasSM Index	2,080
(995,310)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. Oil & GasSM Index	(187,933)
$(5,822,913)					$(1,239,236)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 127.2%

REPURCHASE AGREEMENT(b) - 14.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,532,722 (Cost $2,532,700)	2,532,700	2,532,700
U.S. TREASURY OBLIGATION - 112.9%
U.S. Treasury Bill
0.25%, 9/29/2016 (Cost $19,996,103)(c)	20,000,000	19,996,103
TOTAL SHORT-TERM INVESTMENTS (Cost $22,528,803)		22,528,803

Total Investments - 127.2% (Cost $22,528,803)(d)		22,528,803
Liabilities Less Other Assets - (27.2%)		(4,817,403)
Net assets - 100.0%		17,711,400

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,948,751.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(7,794,277)	11/7/2016	Bank of America NA	(0.46)%	Dow Jones U.S. Real EstateSM Index	$(5,501,616)
(3,782,698)	11/6/2017	Credit Suisse International	(0.51)%	Dow Jones U.S. Real EstateSM Index	(1,683,879)
(1,938,479)	11/6/2017	Deutsche Bank AG	0.16%	Dow Jones U.S. Real EstateSM Index	(425,360)
(1,199,119)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Dow Jones U.S. Real EstateSM Index	(63,698)
(673,561)	11/6/2017	Societe Generale	(0.31)%	Dow Jones U.S. Real EstateSM Index	(307,654)
(2,306,417)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. Real EstateSM Index	(308,336)
$(17,694,551)					$(8,290,543)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short S&P Regional Banking

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 114.3%

REPURCHASE AGREEMENT(a) - 114.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,496,215 (Cost $2,496,193)	2,496,193	2,496,193

Total Investments - 114.3% (Cost $2,496,193)(b)		2,496,193
Liabilities Less Other Assets - (14.3%)		(311,704)
Net assets - 100.0%		2,184,489

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

Short S&P Regional Banking had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(216,029)	11/7/2016	Bank of America NA	(0.06)%	S&P Regional Banks Select Industry Index	$(155,670)
(107,122)	11/7/2016	Deutsche Bank AG	0.26%	S&P Regional Banks Select Industry Index	(8,706)
(104,730)	11/7/2016	Morgan Stanley & Co. International plc	0.14%	S&P Regional Banks Select Industry Index	(11,616)
(1,533,698)	11/7/2016	Societe Generale	(0.26)%	S&P Regional Banks Select Industry Index	(221,410)
(220,277)	11/7/2016	UBS AG	(0.36)%	S&P Regional Banks Select Industry Index	(47,628)
$(2,181,856)					$(445,030)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 69.7%

REPURCHASE AGREEMENT(a) - 69.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $7,358,493 (Cost $7,358,431)	7,358,431	7,358,431

Total Investments - 69.7% (Cost $7,358,431)(b)		7,358,431
Other Assets Less Liabilities - 30.3%		3,195,130
Net assets - 100.0%		10,553,561

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(3,587,803)	11/7/2016	Bank of America NA	(0.21)%	Dow Jones U.S. Basic MaterialsSM Index	$(2,746,946)
(10,200,092)	11/7/2016	Credit Suisse International	(0.61)%	Dow Jones U.S. Basic MaterialsSM Index	(3,800,219)
(1,905,561)	11/6/2017	Deutsche Bank AG	(0.14)%	Dow Jones U.S. Basic MaterialsSM Index	(816,215)
(1,434,641)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Dow Jones U.S. Basic MaterialsSM Index	(138,140)
(1,168,959)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. Basic MaterialsSM Index	(114,587)
(2,808,696)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. Basic MaterialsSM Index	264,144
$(21,105,752)					$(7,351,963)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 101.3%

REPURCHASE AGREEMENT(b) - 36.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $27,087,195 (Cost $27,086,967)	27,086,967	27,086,967
U.S. TREASURY OBLIGATIONS - 64.8%
U.S. Treasury Bills
0.25%, 9/1/2016(c)	20,000,000	20,000,000
0.30%, 9/8/2016(c)	28,000,000	27,998,360
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,998,360)		47,998,360
TOTAL SHORT-TERM INVESTMENTS (Cost $75,085,327)		75,085,327

Total Investments - 101.3% (Cost $75,085,327)(d)		75,085,327
Liabilities Less Other Assets - (1.3%)		(952,423)
Net assets - 100.0%		74,132,904

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $16,841,328.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(50,146,755)	11/6/2017	Bank of America NA	(0.01)%	NASDAQ Biotechnology Index®	$(10,004,092)
(13,359)	11/6/2017	Bank of America NA	0.27%	iShares® Nasdaq Biotechnology ETF	2,278
(27,878)	11/6/2017	Citibank NA	0.56%	NASDAQ Biotechnology Index®	4,109
(106,345)	11/6/2017	Credit Suisse International	0.19%	NASDAQ Biotechnology Index®	182,642
(2,953,743)	11/6/2017	Deutsche Bank AG	0.36%	NASDAQ Biotechnology Index®	(963,579)
(117,422)	11/6/2017	Morgan Stanley & Co. International plc	0.19%	NASDAQ Biotechnology Index®	19,873
(52,786)	11/6/2017	Morgan Stanley & Co. International plc	0.99%	iShares® Nasdaq Biotechnology ETF	8,631
(77,384,241)	1/8/2018	Societe Generale	0.04%	NASDAQ Biotechnology Index®	(2,859,887)
(17,445,029)	11/6/2017	UBS AG	0.99%	NASDAQ Biotechnology Index®	5,391,989
$(148,247,558)					$(8,218,036)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 96.0%

REPURCHASE AGREEMENT(a) - 96.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,930,180 (Cost $1,930,163)	1,930,163	1,930,163

Total Investments - 96.0% (Cost $1,930,163)(b)		1,930,163
Other Assets Less Liabilities - 4.0%		79,904
Net assets - 100.0%		2,010,067

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,592,681)	11/6/2017	Bank of America NA	(0.31)%	Dow Jones U.S. Consumer GoodsSM Index	$(163,045)
(14,177)	11/6/2017	Bank of America NA	0.00%	iShares® U.S. Consumer Goods ETF	(1,238)
(8,860)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. Consumer GoodsSM Index	(654)
(58,442)	11/6/2017	Deutsche Bank AG	(0.04)%	Dow Jones U.S. Consumer GoodsSM Index	(4,205)
(122,525)	11/6/2017	Morgan Stanley & Co. International plc	(0.16)%	Dow Jones U.S. Consumer GoodsSM Index	3,829
(16,747)	11/6/2017	Morgan Stanley & Co. International plc	0.34%	iShares® U.S. Consumer Goods ETF	(1,506)
(1,155,072)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. Consumer GoodsSM Index	(87,853)
(1,052,819)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. Consumer GoodsSM Index	(147,737)
$(4,021,323)					$(402,409)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 100.9%

REPURCHASE AGREEMENT(a) - 100.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,408,787 (Cost $2,408,765)	2,408,765	2,408,765

Total Investments - 100.9% (Cost $2,408,765)(b)		2,408,765
Liabilities Less Other Assets - (0.9%)		(21,707)
Net assets - 100.0%		2,387,058

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,052,073)	11/6/2017	Bank of America NA	(0.36)%	Dow Jones U.S. Consumer ServicesSM Index	$(113,633)
(17,672)	11/6/2017	Bank of America NA	0.00%	iShares® U.S. Consumer Services ETF	13
(126,971)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. Consumer ServicesSM Index	(62)
(812,246)	11/6/2017	Deutsche Bank AG	(0.04)%	Dow Jones U.S. Consumer ServicesSM Index	(38,541)
(775,476)	11/6/2017	Morgan Stanley & Co. International plc	(0.01)%	Dow Jones U.S. Consumer ServicesSM Index	(1,654)
(8,645)	11/6/2017	Morgan Stanley & Co. International plc	0.49%	iShares® U.S. Consumer Services ETF	(29)
(1,792,599)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. Consumer ServicesSM Index	26,131
(184,972)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. Consumer ServicesSM Index	14,639
$(4,770,654)					$(113,136)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 127.6%

REPURCHASE AGREEMENT(b) - 19.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $9,413,227 (Cost $9,413,148)	9,413,148	9,413,148
U.S. TREASURY OBLIGATIONS - 108.4%
U.S. Treasury Bills
0.25%, 9/1/2016(c)	20,000,000	20,000,000
0.24%, 9/15/2016(c)	3,000,000	2,999,720
0.24%, 10/20/2016(c)	18,000,000	17,994,066
0.29%, 11/3/2016(c)	12,000,000	11,994,360
TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,987,801)		52,988,146
TOTAL SHORT-TERM INVESTMENTS (Cost $62,400,949)		62,401,294

Total Investments - 127.6% (Cost $62,400,949)		62,401,294
Liabilities Less Other Assets - (27.6%)		(13,481,442)
Net assets - 100.0%		48,919,852

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $36,262,792.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$345
Federal income tax cost of investments	$62,400,949

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(8,844,647)	11/6/2017	Bank of America NA	(0.31)%	Dow Jones U.S. FinancialsSM Index	$(4,170,280)
(23,424,975)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. FinancialsSM Index	(611,763)
(4,959,090)	11/6/2017	Deutsche Bank AG	0.11%	Dow Jones U.S. FinancialsSM Index	(545,101)
(39,517,462)	1/8/2018	Goldman Sachs International	(0.69)%	Dow Jones U.S. FinancialsSM Index	(6,384,309)
(3,462,132)	11/6/2017	Morgan Stanley & Co. International plc	(0.26)%	Dow Jones U.S. FinancialsSM Index	(546,866)
(11,227,366)	11/6/2017	Societe Generale	(0.36)%	Dow Jones U.S. FinancialsSM Index	(317,419)
(6,404,914)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. FinancialsSM Index	(1,836,608)
$(97,840,586)					$(14,412,346)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Gold Miners

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 61.3%

REPURCHASE AGREEMENT(a) - 61.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,582,012 (Cost $4,581,973)	4,581,973	4,581,973

Total Investments - 61.3% (Cost $4,581,973)(b)		4,581,973
Other Assets Less Liabilities - 38.7%		2,893,286
Net assets - 100.0%		7,475,259

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort Gold Miners had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(3,522,673)	1/8/2018	Bank of America NA	(0.11)%	VanEck Vectors Gold Miners ETF	$(51,870)
(4,083,680)	11/6/2017	Deutsche Bank AG	(0.29)%	VanEck Vectors Gold Miners ETF	199,537
(3,723,226)	1/8/2018	Goldman Sachs International	(0.24)%	VanEck Vectors Gold Miners ETF	401,832
(770,385)	1/8/2018	Morgan Stanley & Co. International plc	(0.21)%	VanEck Vectors Gold Miners ETF	(656,034)
(2,462,969)	1/8/2018	Societe Generale	(0.01)%	VanEck Vectors Gold Miners ETF	422,986
(386,294)	1/8/2018	UBS AG	(0.26)%	VanEck Vectors Gold Miners ETF	(301,525)
$(14,949,227)					$14,926

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 99.8%

REPURCHASE AGREEMENT(a) - 99.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,673,410 (Cost $2,673,387)	2,673,387	2,673,387

Total Investments - 99.8% (Cost $2,673,387)(b)		2,673,387
Other Assets Less Liabilities - 0.2%		4,793
Net assets - 100.0%		2,678,180

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,308,537)	11/6/2017	Bank of America NA	(0.31)%	Dow Jones U.S. Health CareSM Index	$(343,660)
(8,026)	11/6/2017	Bank of America NA	0.00%	iShares® U.S. Healthcare ETF	(132)
(66,067)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. Health CareSM Index	(1,557)
(912,047)	11/6/2017	Deutsche Bank AG	(0.34)%	Dow Jones U.S. Health CareSM Index	(117,663)
(1,302,900)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Dow Jones U.S. Health CareSM Index	152,562
(10,118)	11/6/2017	Morgan Stanley & Co. International plc	0.29%	iShares® U.S. Healthcare ETF	(190)
(339,276)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. Health CareSM Index	(5,087)
(407,896)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. Health CareSM Index	(69,200)
$(5,354,867)					$(384,927)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 100.2%

REPURCHASE AGREEMENT(a) - 100.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,107,918 (Cost $4,107,883)	4,107,883	4,107,883

Total Investments - 100.2% (Cost $4,107,883)(b)		4,107,883
Liabilities Less Other Assets - (0.2%)		(7,703)
Net assets - 100.0%		4,100,180

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(553,329)	1/8/2018	Bank of America NA	(0.31)%	Dow Jones U.S. IndustrialsSM Index	$(8,373)
(6,834)	11/6/2017	Bank of America NA	0.00%	iShares® U.S. Industrials ETF	(569)
(36,115)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. IndustrialsSM Index	(3,395)
(53,252)	11/6/2017	Deutsche Bank AG	(0.14)%	Dow Jones U.S. IndustrialsSM Index	73,435
(20,125)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Dow Jones U.S. IndustrialsSM Index	(1,719)
(6,443)	11/6/2017	Morgan Stanley & Co. International plc	(0.26)%	iShares® U.S. Industrials ETF	(523)
(5,418,113)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. IndustrialsSM Index	(480,788)
(2,104,524)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. IndustrialsSM Index	(148,287)
$(8,198,735)					$(570,219)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 134.9%

REPURCHASE AGREEMENT(b) - 52.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $28,097,482 (Cost $28,097,245)	28,097,245	28,097,245
U.S. TREASURY OBLIGATIONS - 82.3%
U.S. Treasury Bills
0.32%, 9/8/2016(c)	7,000,000	6,999,571
0.25%, 9/15/2016(c)	5,000,000	4,999,514
0.31%, 9/22/2016(c)	5,000,000	4,999,111
0.25%, 10/20/2016(c)	27,000,000	26,990,880
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,989,076)		43,989,076
TOTAL SHORT-TERM INVESTMENTS (Cost $72,086,321)		72,086,321

Total Investments - 134.9% (Cost $72,086,321)(d)		72,086,321
Liabilities Less Other Assets - (34.9%)		(18,666,688)
Net assets - 100.0%		53,419,633

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $21,282,134.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(4,112,081)	11/7/2016	Bank of America NA	(0.21)%	Dow Jones U.S. Oil & GasSM Index	$(2,535,474)
(5,622)	11/6/2017	Bank of America NA	0.05%	iShares® U.S. Energy ETF	49
(303,654)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. Oil & GasSM Index	(30,759)
(7,265,832)	11/6/2017	Deutsche Bank AG	(0.34)%	Dow Jones U.S. Oil & GasSM Index	(5,424,661)
(560,612)	11/6/2017	Goldman Sachs International	(0.59)%	Dow Jones U.S. Oil & GasSM Index	(56,704)
(52,242,090)	11/7/2016	Morgan Stanley & Co. International plc	(0.41)%	Dow Jones U.S. Oil & GasSM Index	(9,902,500)
(13,985)	11/7/2016	Morgan Stanley & Co. International plc	(0.26)%	iShares® U.S. Energy ETF	3,288
(10,339,346)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. Oil & GasSM Index	139,595
(32,091,968)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. Oil & GasSM Index	(2,489,549)
$(106,935,190)					$(20,296,715)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas Exploration & Production

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 120.8%

REPURCHASE AGREEMENT(a) - 120.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,854,299 (Cost $1,854,283)	1,854,283	1,854,283

Total Investments - 120.8% (Cost $1,854,283)(b)		1,854,283
Liabilities Less Other Assets - (20.8%)		(319,893)
Net assets - 100.0%		1,534,390

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas Exploration & Production had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(458,572)	1/8/2018	Bank of America NA	1.19%	S&P Oil & Gas Exploration & Production Select Industry Index	$(153,915)
(279,408)	11/6/2017	Deutsche Bank AG	2.16%	S&P Oil & Gas Exploration & Production Select Industry Index	(124,873)
(72,641)	1/8/2018	Goldman Sachs International	2.06%	SPDR S&P Oil & Gas Exploration & Production ETF	(17,365)
(168,441)	11/6/2017	Morgan Stanley & Co. International plc	2.09%	S&P Oil & Gas Exploration & Production Select Industry Index	(57,772)
(2,075,346)	1/8/2018	Societe Generale	1.34%	S&P Oil & Gas Exploration & Production Select Industry Index	(237,042)
(13,434)	1/8/2018	UBS AG	1.99%	S&P Oil & Gas Exploration & Production Select Industry Index	(12,531)
$(3,067,842)					$(603,498)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 142.8%

REPURCHASE AGREEMENT(b) - 29.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $9,796,197 (Cost $9,796,115)	9,796,115	9,796,115
U.S. TREASURY OBLIGATIONS - 113.5%
U.S. Treasury Bills
0.22%, 10/6/2016(c)	18,000,000	17,996,150
0.24%, 10/27/2016(c)	20,000,000	19,992,533
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,988,683)		37,988,683
TOTAL SHORT-TERM INVESTMENTS (Cost $47,784,798)		47,784,798

Total Investments - 142.8% (Cost $47,784,798)(d)		47,784,798
Liabilities Less Other Assets - (42.8%)		(14,312,651)
Net assets - 100.0%		33,472,147

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $15,455,228.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(29,100,903)	11/7/2016	Bank of America NA	(0.46)%	Dow Jones U.S. Real EstateSM Index	$(10,295,123)
(96,174)	11/6/2017	Bank of America NA	(0.10)%	iShares® U.S. Real Estate ETF	(12,841)
(667,585)	11/6/2017	Credit Suisse International	(0.51)%	Dow Jones U.S. Real EstateSM Index	(84,485)
(4,349,221)	11/6/2017	Deutsche Bank AG	0.16%	Dow Jones U.S. Real EstateSM Index	(422,567)
(362,653)	11/6/2017	Goldman Sachs International	(0.59)%	Dow Jones U.S. Real EstateSM Index	(59,083)
(19,724,632)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Dow Jones U.S. Real EstateSM Index	(1,977,912)
(73,580)	11/6/2017	Morgan Stanley & Co. International plc	0.59%	iShares® U.S. Real Estate ETF	(10,190)
(10,951,934)	11/6/2017	Societe Generale	(0.31)%	Dow Jones U.S. Real EstateSM Index	(1,495,513)
(1,657,417)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. Real EstateSM Index	86,305
$(66,984,099)					$(14,271,409)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 95.4%

REPURCHASE AGREEMENT(a) - 95.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $5,124,654 (Cost $5,124,610)	5,124,610	5,124,610

Total Investments - 95.4% (Cost $5,124,610)(b)		5,124,610
Other Assets Less Liabilities - 4.6%		249,589
Net assets - 100.0%		5,374,199

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(3,512,621)	11/6/2017	Bank of America NA	(0.41)%	Dow Jones U.S. SemiconductorsSM Index	$(322,403)
(25,872)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. SemiconductorsSM Index	(3,338)
(2,122,531)	11/6/2017	Deutsche Bank AG	(0.24)%	Dow Jones U.S. SemiconductorsSM Index	(358,444)
(3,478,005)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Dow Jones U.S. SemiconductorsSM Index	(228,115)
(1,476,703)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. SemiconductorsSM Index	(269,256)
(151,179)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. SemiconductorsSM Index	(33,120)
$(10,766,911)					$(1,214,676)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 94.2%

REPURCHASE AGREEMENT(a) - 94.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,277,575 (Cost $4,277,540)	4,277,540	4,277,540

Total Investments - 94.2% (Cost $4,277,540)(b)		4,277,540
Other Assets Less Liabilities - 5.8%		261,018
Net assets - 100.0%		4,538,558

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(436,969)	11/6/2017	Bank of America NA	(0.41)%	Dow Jones U.S. TechnologySM Index	$4,940
(15,190)	11/6/2017	Bank of America NA	(0.05)%	iShares® U.S. Technology ETF	(811)
(31,924)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. TechnologySM Index	16,722
(748,055)	11/6/2017	Deutsche Bank AG	(0.14)%	Dow Jones U.S. TechnologySM Index	34,598
(52,964)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Dow Jones U.S. TechnologySM Index	6,155
(10,734)	11/6/2017	Morgan Stanley & Co. International plc	(0.26)%	iShares® U.S. Technology ETF	(555)
(5,350,825)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. TechnologySM Index	(189,892)
(2,425,372)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. TechnologySM Index	(478,169)
$(9,072,033)					$(607,012)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 76.6%

REPURCHASE AGREEMENT(a) - 76.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $6,883,425 (Cost $6,883,367)	6,883,367	6,883,367

Total Investments - 76.6% (Cost $6,883,367)(b)		6,883,367
Other Assets Less Liabilities - 23.4%		2,097,938
Net assets - 100.0%		8,981,305

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(7,717,955)	11/6/2017	Bank of America NA	(0.31)%	Dow Jones U.S. UtilitiesSM Index	$92,642
(8,156,345)	11/6/2017	Credit Suisse International	(0.61)%	Dow Jones U.S. UtilitiesSM Index	(649,928)
(547,263)	11/6/2017	Deutsche Bank AG	(0.04)%	Dow Jones U.S. UtilitiesSM Index	(56,900)
(120,545)	11/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Dow Jones U.S. UtilitiesSM Index	(20,569)
(353,781)	11/6/2017	Societe Generale	(0.26)%	Dow Jones U.S. UtilitiesSM Index	(79,975)
(1,071,578)	11/6/2017	UBS AG	(0.26)%	Dow Jones U.S. UtilitiesSM Index	(44,313)
$(17,967,467)					$(759,043)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 63.2%

REPURCHASE AGREEMENT(a) - 63.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $6,017,860 (Cost $6,017,809)	6,017,809	6,017,809

Total Investments - 63.2% (Cost $6,017,809)(b)		6,017,809
Other Assets Less Liabilities - 36.8%		3,502,880
Net assets - 100.0%		9,520,689

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(475,700)	1/8/2018	Bank of America NA	(0.01)%	NASDAQ Biotechnology Index®	$(140,420)
(613,558)	1/8/2018	Deutsche Bank AG	0.36%	NASDAQ Biotechnology Index®	(424,799)
(9,342,191)	1/8/2018	Goldman Sachs International	0.01%	NASDAQ Biotechnology Index®	63,899
(17,916,865)	1/8/2018	Societe Generale	0.04%	NASDAQ Biotechnology Index®	551,399
(215,984)	1/8/2018	UBS AG	0.99%	NASDAQ Biotechnology Index®	(24,425)
$(28,564,298)					$25,654

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financial Select Sector

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 62.7%

REPURCHASE AGREEMENT(a) - 62.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,219,166 (Cost $1,219,156)	1,219,156	1,219,156

Total Investments - 62.7% (Cost $1,219,156)(b)		1,219,156
Other Assets Less Liabilities - 37.3%		723,860
Net assets - 100.0%		1,943,016

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraPro Short Financial Select Sector had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(20,549)	11/6/2017	Bank of America NA	(0.31)%	S&P Financial Select Sector Index	$235,717
(92,804)	11/6/2017	Deutsche Bank AG	0.11%	S&P Financial Select Sector Index	(71,791)
(5,136,252)	11/6/2017	Morgan Stanley & Co. International plc	(0.26)%	S&P Financial Select Sector Index	(139,929)
(139,195)	11/6/2017	Societe Generale	(0.36)%	S&P Financial Select Sector Index	523,738
(447,022)	1/8/2018	UBS AG	(0.26)%	S&P Financial Select Sector Index	(339,065)
$(5,835,822)					$208,670

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 114.6%

REPURCHASE AGREEMENT(b) - 30.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $29,216,912 (Cost $29,216,665)	29,216,665	29,216,665
U.S. TREASURY OBLIGATIONS - 84.5%
U.S. Treasury Bills
0.28%, 9/1/2016(c)	15,000,000	15,000,000
0.33%, 9/8/2016(c)	20,000,000	19,998,736
0.22%, 9/15/2016(c)	15,000,000	14,998,743
0.24%, 10/6/2016(c)	17,000,000	16,996,100
0.30%, 10/13/2016(c)	15,000,000	14,994,811
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,988,390)		81,988,390
TOTAL SHORT-TERM INVESTMENTS (Cost $111,205,055)		111,205,055

Total Investments - 114.6% (Cost $111,205,055)(d)		111,205,055
Liabilities Less Other Assets - (14.6%)		(14,168,226)
Net assets - 100.0%		97,036,829

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $26,711,538.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements(2)

Short MSCI EAFE had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(3,661,168)	11/6/2017	Credit Suisse International	(0.21)%	iShares® MSCI EAFE ETF	$(1,565,349)
(4,229,536)	11/7/2016	Deutsche Bank AG	0.06%	iShares® MSCI EAFE ETF	(2,394,955)
(88,583,447)	12/6/2017	Goldman Sachs International	(0.44)%	iShares® MSCI EAFE ETF	(10,211,009)
(532,746)	11/7/2016	Societe Generale	0.09%	iShares® MSCI EAFE ETF	(117,150)
(141,211)	11/6/2017	UBS AG	(0.11)%	iShares® MSCI EAFE ETF	9,981
$(97,148,108)					$(14,278,482)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 127.9%

REPURCHASE AGREEMENT(b) - 44.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $100,545,437 (Cost $100,544,588)	100,544,588	100,544,588
U.S. TREASURY OBLIGATIONS - 83.0%
U.S. Treasury Bills
0.23%, 10/13/2016(c)	60,000,000	59,984,215
0.25%, 10/20/2016(c)	102,000,000	101,965,319
0.40%, 10/27/2016(c)	24,000,000	23,985,067
TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,934,601)		185,934,601
TOTAL SHORT-TERM INVESTMENTS (Cost $286,479,189)		286,479,189

Total Investments - 127.9% (Cost $286,479,189)(d)		286,479,189
Liabilities Less Other Assets - (27.9%)		(62,499,203)
Net assets - 100.0%		223,979,986

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $100,963,457.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(2)

Short MSCI Emerging Markets had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(142,683,673)	11/7/2016	Bank of America NA	0.49%	iShares® MSCI Emerging Markets ETF	$(18,730,431)
(20,241,701)	11/6/2017	Credit Suisse International	0.69%	iShares® MSCI Emerging Markets ETF	(19,094,792)
(15,436,506)	11/6/2017	Deutsche Bank AG	1.76%	iShares® MSCI Emerging Markets ETF	(13,038,517)
(1,192,365)	12/6/2017	Goldman Sachs International	1.56%	iShares® MSCI Emerging Markets ETF	(902,652)
(2,923,772)	11/6/2017	Morgan Stanley & Co. International plc	0.99%	iShares® MSCI Emerging Markets ETF	2,613,642
(7,999,514)	11/7/2016	Societe Generale	0.99%	iShares® MSCI Emerging Markets ETF	(7,285,619)
(31,954,440)	11/6/2017	UBS AG	0.59%	iShares® MSCI Emerging Markets ETF	(4,679,252)
$(222,431,971)					$(61,117,621)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 118.3%

REPURCHASE AGREEMENT(b) - 22.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,374,646 (Cost $2,374,624)	2,374,624	2,374,624
U.S. TREASURY OBLIGATION - 95.6%
U.S. Treasury Bill
0.24%, 10/27/2016 (Cost $9,996,267)(c)	10,000,000	9,996,267
TOTAL SHORT-TERM INVESTMENTS (Cost $12,370,891)		12,370,891

Total Investments - 118.3% (Cost $12,370,891)(d)		12,370,891
Liabilities Less Other Assets - (18.3%)		(1,910,739)
Net assets - 100.0%		10,460,152

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,660,007.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements(2)

Short FTSE China 50 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,586,005)	11/6/2017	Bank of America NA	(0.51)%	iShares® China Large-Cap ETF	$10,571
(6,976,214)	11/6/2017	Deutsche Bank AG	0.41%	iShares® China Large-Cap ETF	(2,743,817)
(297,142)	11/6/2017	Goldman Sachs International	1.31%	iShares® China Large-Cap ETF	(80,840)
(1,497,747)	11/6/2017	Societe Generale	0.49%	iShares® China Large-Cap ETF	46,597
(123,730)	11/7/2016	UBS AG	1.24%	iShares® China Large-Cap ETF	(121,909)
$(10,480,838)					$(2,889,398)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 66.2%

REPURCHASE AGREEMENT(a) - 66.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,530,101 (Cost $4,530,063)	4,530,063	4,530,063

Total Investments - 66.2% (Cost $4,530,063)(b)		4,530,063
Other Assets Less Liabilities - 33.8%		2,316,795
Net assets - 100.0%		6,846,858

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI EAFE had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,118,291)	11/6/2017	Credit Suisse International	(0.21)%	iShares® MSCI EAFE ETF	$45,317
(1,666,630)	11/6/2017	Deutsche Bank AG	0.06%	iShares® MSCI EAFE ETF	155,310
(743,637)	11/6/2017	Societe Generale	0.09%	iShares® MSCI EAFE ETF	(40,023)
(9,182,929)	11/6/2017	UBS AG	(0.11)%	iShares® MSCI EAFE ETF	(1,060,502)
$(13,711,487)					$(899,898)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 150.0%

REPURCHASE AGREEMENT(b) - 29.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $12,423,193 (Cost $12,423,089)	12,423,089	12,423,089
U.S. TREASURY OBLIGATIONS - 120.6%
U.S. Treasury Bills
0.26%, 9/29/2016(c)	15,000,000	14,996,971
0.22%, 10/6/2016(c)	8,000,000	7,998,289
0.24%, 10/27/2016(c)	28,000,000	27,989,547
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,984,807)		50,984,807
TOTAL SHORT-TERM INVESTMENTS (Cost $63,407,896)		63,407,896

Total Investments - 150.0% (Cost $63,407,896)(d)		63,407,896
Liabilities Less Other Assets - (50.0%)		(21,138,189)
Net assets - 100.0%		42,269,707

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $33,181,351.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Emerging Markets had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(13,193,520)	11/6/2017	Credit Suisse International	0.69%	iShares® MSCI Emerging Markets ETF	$(4,105,270)
(13,196,749)	11/6/2017	Deutsche Bank AG	1.76%	iShares® MSCI Emerging Markets ETF	(4,014,137)
(1,714,685)	11/7/2017	Goldman Sachs International	1.56%	iShares® MSCI Emerging Markets ETF	(1,507,404)
(635,675)	11/7/2016	Societe Generale	0.99%	iShares® MSCI Emerging Markets ETF	279,460
(55,764,290)	12/6/2017	UBS AG	0.59%	iShares® MSCI Emerging Markets ETF	(17,730,284)
$(84,504,919)					$(27,077,635)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 109.4%

REPURCHASE AGREEMENT(b) - 33.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $17,941,567 (Cost $17,941,415)	17,941,415	17,941,415
U.S. TREASURY OBLIGATIONS - 76.1%
U.S. Treasury Bills
0.26%, 9/29/2016(c)	25,000,000	24,995,008
0.23%, 10/13/2016(c)	11,000,000	10,997,106
0.26%, 10/20/2016(c)	5,000,000	4,998,230
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,990,344)		40,990,344
TOTAL SHORT-TERM INVESTMENTS (Cost $58,931,759)		58,931,759

Total Investments - 109.4% (Cost $58,931,759)(d)		58,931,759
Liabilities Less Other Assets - (9.4%)		(5,080,969)
Net assets - 100.0%		53,850,790

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $23,459,821.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort FTSE Europe had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(5,985,203)	11/6/2017	Credit Suisse International	0.24%	Vanguard® FTSE Europe ETF Shares	$(5,186,665)
(49,078,062)	11/6/2017	Deutsche Bank AG	0.26%	Vanguard® FTSE Europe ETF Shares	(3,924,968)
(1,667,108)	11/6/2017	Goldman Sachs International	0.36%	Vanguard® FTSE Europe ETF Shares	(460,820)
(1,003,037)	11/7/2016	Morgan Stanley & Co. International plc	2.24%	Vanguard® FTSE Europe ETF Shares	(1,106,935)
(1,232,404)	11/7/2016	Societe Generale	0.49%	Vanguard® FTSE Europe ETF Shares	(665,522)
(48,709,359)	11/7/2016	UBS AG	(0.01)%	Vanguard® FTSE Europe ETF Shares	5,336,566
$(107,675,173)					$(6,008,344)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 142.2%

REPURCHASE AGREEMENT(b) - 67.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $33,965,575 (Cost $33,965,289)	33,965,289	33,965,289
U.S. TREASURY OBLIGATIONS - 75.1%
U.S. Treasury Bills
0.33%, 9/29/2016(c)	8,000,000	7,997,947
0.40%, 10/27/2016(c)	30,000,000	29,981,333
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,979,280)		37,979,280
TOTAL SHORT-TERM INVESTMENTS (Cost $71,944,569)		71,944,569

Total Investments - 142.2% (Cost $71,944,569)(d)		71,944,569
Liabilities Less Other Assets - (42.2%)		(21,353,879)
Net assets - 100.0%		50,590,690

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $31,974,384.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Brazil Capped had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(741,973)	11/6/2017	Bank of America NA	1.49%	iShares® MSCI Brazil Capped ETF	$(666,239)
(175,442)	12/6/2017	Credit Suisse International	0.79%	iShares® MSCI Brazil Capped ETF	(83,596)
(51,071,173)	12/6/2017	Deutsche Bank AG	0.01%	iShares® MSCI Brazil Capped ETF	(13,619,650)
(41,705,929)	11/6/2017	Morgan Stanley & Co. International plc	(0.06)%	iShares® MSCI Brazil Capped ETF	(12,041,608)
(4,640,729)	11/6/2017	Societe Generale	0.49%	iShares® MSCI Brazil Capped ETF	(4,070,091)
(3,054,820)	12/6/2017	UBS AG	0.24%	iShares® MSCI Brazil Capped ETF	(2,179,347)
$(101,390,066)					$(32,660,531)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 127.0%

REPURCHASE AGREEMENT(b) - 31.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $16,244,649 (Cost $16,244,511)	16,244,511	16,244,511
U.S. TREASURY OBLIGATIONS - 95.8%
U.S. Treasury Bills
0.25%, 9/1/2016(c)	15,000,000	15,000,000
0.25%, 10/20/2016(c)	35,000,000	34,988,294
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,988,294)		49,988,294
TOTAL SHORT-TERM INVESTMENTS (Cost $66,232,805)		66,232,805

Total Investments - 127.0% (Cost $66,232,805)(d)		66,232,805
Liabilities Less Other Assets - (27.0%)		(14,069,634)
Net assets - 100.0%		52,163,171

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $24,939,359.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort FTSE China 50 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(13,633,904)	11/7/2016	Bank of America NA	0.49%	iShares® China Large-Cap ETF	$3,754,496
(2,999,897)	11/6/2017	Credit Suisse International	0.74%	iShares® China Large-Cap ETF	(2,230,783)
(47,269,399)	11/6/2017	Deutsche Bank AG	0.41%	iShares® China Large-Cap ETF	(16,095,619)
(2,180,730)	12/6/2017	Goldman Sachs International	1.31%	iShares® China Large-Cap ETF	(796,031)
(1,524,307)	11/7/2016	Morgan Stanley & Co. International plc	0.74%	iShares® China Large-Cap ETF	447,092
(35,790,078)	11/6/2017	Societe Generale	0.49%	iShares® China Large-Cap ETF	912,615
(1,250,713)	11/6/2017	UBS AG	1.24%	iShares® China Large-Cap ETF	(753,586)
$(104,649,028)					$(14,761,816)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 74.8%

REPURCHASE AGREEMENT(a) - 74.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $8,788,203 (Cost $8,788,128)	8,788,128	8,788,128

Total Investments - 74.8% (Cost $8,788,128)(b)		8,788,128
Other Assets Less Liabilities - 25.2%		2,959,424
Net assets - 100.0%		11,747,552

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Japan had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(322,564)	11/6/2017	Bank of America NA	(0.06)%	iShares® MSCI Japan ETF	$(2,152)
(13,453,813)	11/6/2017	Credit Suisse International	(0.41)%	iShares® MSCI Japan ETF	(2,364,479)
(6,481,453)	11/6/2017	Deutsche Bank AG	(0.14)%	iShares® MSCI Japan ETF	765,617
(205,194)	11/6/2017	Morgan Stanley & Co. International plc	1.49%	iShares® MSCI Japan ETF	(3,335)
(2,111,769)	11/6/2017	Societe Generale	0.09%	iShares® MSCI Japan ETF	(82,464)
(1,019,572)	11/6/2017	UBS AG	0.14%	iShares® MSCI Japan ETF	(580,450)
$(23,594,365)					$(2,267,263)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 113.5%

REPURCHASE AGREEMENT(a) - 113.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,341,270 (Cost $1,341,259)	1,341,259	1,341,259

Total Investments - 113.5% (Cost $1,341,259)(b)		1,341,259
Liabilities Less Other Assets - (13.5%)		(159,864)
Net assets - 100.0%		1,181,395

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(59,351)	11/6/2017	Credit Suisse International	0.99%	iShares® MSCI Mexico Capped ETF	$3,739
(668,068)	11/6/2017	Deutsche Bank AG	0.86%	iShares® MSCI Mexico Capped ETF	(216,698)
(1,630,571)	12/6/2017	Societe Generale	0.49%	iShares® MSCI Mexico Capped ETF	(230,407)
$(2,357,990)					$(443,366)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 102.2%

REPURCHASE AGREEMENT(b) - 20.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $5,532,630 (Cost $5,532,583)	5,532,583	5,532,583
U.S. TREASURY OBLIGATIONS - 82.0%
U.S. Treasury Bills
0.22%, 10/6/2016(c)	2,500,000	2,499,465
0.23%, 10/13/2016(c)	8,000,000	7,997,896
0.25%, 10/20/2016(c)	12,000,000	11,995,862
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,493,223)		22,493,223
TOTAL SHORT-TERM INVESTMENTS (Cost $28,025,806)		28,025,806

Total Investments - 102.2% (Cost $28,025,806)(d)		28,025,806
Liabilities Less Other Assets - (2.2%)		(612,502)
Net assets - 100.0%		27,413,304

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,289,605.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	6	12/20/2016	$785,531	$366

Cash collateral in the amount of $8,910 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(17,706,883)	11/7/2016	Bank of America NA	(0.07)%	Barclays U.S. 7-10 Year Treasury Bond Index	$(1,265,438)
(9,033,869)	12/6/2016	Citibank NA	(0.04)%	Barclays U.S. 7-10 Year Treasury Bond Index	(1,081,110)
$(26,740,752)					$(2,346,548)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 119.4%

REPURCHASE AGREEMENT(b) - 24.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $160,511,952 (Cost $160,510,595)	160,510,595	160,510,595
U.S. TREASURY OBLIGATIONS - 94.7%
U.S. Treasury Bills
0.28%, 9/1/2016(c)	45,000,000	45,000,000
0.23%, 9/15/2016(c)	128,000,000	127,988,742
0.29%, 9/22/2016(c)	120,000,000	119,979,947
0.25%, 9/29/2016(c)	99,000,000	98,980,747
0.23%, 10/6/2016(c)	74,000,000	73,983,783
0.31%, 10/20/2016(c)	24,000,000	23,989,792
0.40%, 10/27/2016(c)	50,000,000	49,969,161
0.29%, 11/10/2016(c)	47,000,000	46,975,418
0.34%, 1/5/2017(c)	30,000,000	29,964,090
TOTAL U.S. TREASURY OBLIGATIONS (Cost $616,830,672)		616,831,680
TOTAL SHORT-TERM INVESTMENTS (Cost $777,341,267)		777,342,275

Total Investments - 119.4% (Cost $777,341,267)		777,342,275
Liabilities Less Other Assets - (19.4%)		(126,295,530)
Net assets - 100.0%		651,046,745

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $130,242,305.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,743
Aggregate gross unrealized depreciation	(735)
Net unrealized appreciation	$1,008
Federal income tax cost of investments	$777,341,267

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	75	12/20/2016	$12,778,125	$6,287

Cash collateral in the amount of $309,375 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(137,146,456)	12/6/2016	Citibank NA	(0.16)%	Barclays U.S. 20+ Year Treasury Bond Index	$(9,317,314)
(82,164,493)	5/8/2017	Deutsche Bank AG	(0.18)%	Barclays U.S. 20+ Year Treasury Bond Index	(17,222,751)
(58,500,913)	11/7/2016	Goldman Sachs International	(0.16)%	Barclays U.S. 20+ Year Treasury Bond Index	(22,633,150)
(95,399,703)	11/7/2016	Morgan Stanley & Co. International plc	(0.21)%	Barclays U.S. 20+ Year Treasury Bond Index	(19,872,786)
(268,375,614)	5/8/2017	Societe Generale	(0.19)%	Barclays U.S. 20+ Year Treasury Bond Index	(56,867,658)
$(641,587,179)					$(125,913,659)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 184.0%

REPURCHASE AGREEMENT(b) - 65.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $119,267,220 (Cost $119,266,213)	119,266,213	119,266,213
U.S. TREASURY OBLIGATIONS - 118.1%
U.S. Treasury Bills
0.27%, 9/1/2016(c)	70,000,000	70,000,000
0.24%, 9/15/2016(c)	8,000,000	7,999,252
0.30%, 9/22/2016(c)	5,000,000	4,999,118
0.24%, 10/13/2016(c)	38,000,000	37,989,292
0.22%, 10/20/2016(c)	3,000,000	2,999,106
0.29%, 11/10/2016(c)	10,000,000	9,994,740
0.00%, 1/5/2017(c)	80,000,000	79,903,040
TOTAL U.S. TREASURY OBLIGATIONS (Cost $213,887,309)		213,884,548
TOTAL SHORT-TERM INVESTMENTS (Cost $333,153,522)		333,150,761

Total Investments - 184.0% (Cost $333,153,522)		333,150,761
Liabilities Less Other Assets - (84.0%)		(152,092,897)
Net assets - 100.0%		181,057,864

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $55,773,211.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399
Aggregate gross unrealized depreciation	(3,160)
Net unrealized depreciation	$(2,761)
Federal income tax cost of investments	$333,153,522

Swap Agreements(2)

Short High Yield had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(86,081,922)	2/20/2018	Citibank NA	0.84%	iShares® iBoxx $High Yield Corporate Bond ETF	$(13,788,838)
(62,084,104)	12/7/2017	Credit Suisse International	0.94%	iShares® iBoxx $High Yield Corporate Bond ETF	(7,854,202)
(32,905,656)	12/7/2018	Goldman Sachs International	1.21%	iShares® iBoxx $High Yield Corporate Bond ETF	(8,711,675)
$(181,071,682)					$(30,354,715)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                   In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.7%

REPURCHASE AGREEMENT(a) - 97.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,547,449 (Cost $2,547,427)	2,547,427	2,547,427

Total Investments - 97.7% (Cost $2,547,427)(b)		2,547,427
Other Assets Less Liabilities - 2.3%		60,850
Net assets - 100.0%		2,608,277

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(2,306,981)	11/7/2016	Bank of America NA	(0.07)%	Barclays U.S. 3-7 Year Treasury Bond Index	$(93,511)
(1,361,435)	12/6/2016	Citibank NA	(0.11)%	Barclays U.S. 3-7 Year Treasury Bond Index	(112,796)
(1,549,816)	5/6/2017	Deutsche Bank AG	(0.11)%	Barclays U.S. 3-7 Year Treasury Bond Index	(13,819)
$(5,218,232)					$(220,126)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 117.4%

REPURCHASE AGREEMENT(b) - 27.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $37,375,672 (Cost $37,375,356)	37,375,356	37,375,356
U.S. TREASURY OBLIGATIONS - 89.5%
U.S. Treasury Bills
0.28%, 9/1/2016(c)	45,000,000	45,000,000
0.30%, 9/22/2016(c)	45,000,000	44,992,099
0.24%, 10/6/2016(c)	15,000,000	14,996,558
0.23%, 10/13/2016(c)	15,000,000	14,996,054
TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,984,711)		119,984,711
TOTAL SHORT-TERM INVESTMENTS (Cost $157,360,067)		157,360,067

Total Investments - 117.4% (Cost $157,360,067)(d)		157,360,067
Liabilities Less Other Assets - (17.4%)		(23,284,531)
Net assets - 100.0%		134,075,536

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $27,957,792.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	47	12/20/2016	$6,153,328	$2,869

Cash collateral in the amount of $69,795 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(15,710,920)	12/6/2016	Citibank NA	(0.04)%	Barclays U.S. 7-10 Year Treasury Bond Index	$(4,514,936)
(27,968,237)	5/6/2017	Deutsche Bank AG	(0.18)%	Barclays U.S. 7-10 Year Treasury Bond Index	(943,648)
(10,950,868)	5/8/2017	Goldman Sachs International	0.14%	Barclays U.S. 7-10 Year Treasury Bond Index	(7,043,832)
(6,792,374)	11/7/2016	Morgan Stanley & Co. International plc	0.14%	Barclays U.S. 7-10 Year Treasury Bond Index	(4,434,776)
(201,445,124)	11/6/2017	Societe Generale	(0.19)%	Barclays U.S. 7-10 Year Treasury Bond Index	(8,289,075)
$(262,867,523)					$(25,226,267)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 150.3%

REPURCHASE AGREEMENT(b) - 23.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $428,090,191 (Cost $428,086,573)	428,086,573	428,086,573
U.S. TREASURY OBLIGATIONS - 127.1%
U.S. Treasury Bills
0.28%, 9/1/2016(c)	90,000,000	90,000,000
0.24%, 9/15/2016(c)	50,000,000	49,995,324
0.29%, 9/22/2016(c)	100,000,000	99,983,054
0.27%, 9/29/2016(c)	285,000,000	284,939,306
0.26%, 10/6/2016(c)	438,000,000	437,888,758
0.27%, 10/13/2016(c)	243,000,000	242,923,671
0.28%, 10/20/2016(c)	210,000,000	209,919,916
0.24%, 10/27/2016(c)	110,000,000	109,958,778
0.28%, 11/3/2016(c)	260,000,000	259,877,800
0.28%, 11/10/2016(c)	230,000,000	229,879,710
0.28%, 11/17/2016(c)	50,000,000	49,972,450
0.31%, 11/25/2016(c)	175,000,000	174,877,675
0.00%, 1/12/2017(c)	100,000,000	99,870,100
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,340,070,698)		2,340,086,542
TOTAL SHORT-TERM INVESTMENTS (Cost $2,768,157,271)		2,768,173,115

Total Investments - 150.3% (Cost $2,768,157,271)		2,768,173,115
Liabilities Less Other Assets - (50.3%)		(926,246,394)
Net assets - 100.0%		1,841,926,721

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $859,903,425.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,438
Aggregate gross unrealized depreciation	(594)
Net unrealized appreciation	$15,844
Federal income tax cost of investments	$2,768,157,271

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	314	12/20/2016	$53,497,750	$39,443

Cash collateral in the amount of $1,295,250 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(340,425,267)	1/6/2017	Bank of America NA	(0.19)%	Barclays U.S. 20+ Year Treasury Bond Index	$(51,989,475)
(563,512,828)	12/6/2016	Citibank NA	(0.16)%	Barclays U.S. 20+ Year Treasury Bond Index	(38,725,168)
(693,903,888)	5/8/2017	Deutsche Bank AG	(0.18)%	Barclays U.S. 20+ Year Treasury Bond Index	(154,253,625)
(733,166,769)	5/8/2017	Goldman Sachs International	(0.16)%	Barclays U.S. 20+ Year Treasury Bond Index	(217,405,290)
(553,762,470)	11/7/2016	Morgan Stanley & Co. International plc	(0.21)%	Barclays U.S. 20+ Year Treasury Bond Index	(114,805,881)
(760,087,219)	5/8/2017	Societe Generale	(0.19)%	Barclays U.S. 20+ Year Treasury Bond Index	(251,576,732)
$(3,644,858,441)					$(828,756,171)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 85.0%

REPURCHASE AGREEMENT(a) - 85.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,042,445 (Cost $1,042,437)	1,042,437	1,042,437

Total Investments - 85.0% (Cost $1,042,437)(b)		1,042,437
Other Assets Less Liabilities - 15.0%		183,586
Net assets - 100.0%		1,226,023

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(171,985)	12/6/2016	Citibank NA	(0.41)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$34,168
(2,284,848)	5/8/2017	Goldman Sachs International	(0.46)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(139,327)
$(2,456,833)					$(105,159)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 96.9%

REPURCHASE AGREEMENT(a) - 96.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $63,250,656 (Cost $63,250,121)	63,250,121	63,250,121

Total Investments - 96.9% (Cost $63,250,121)(b)		63,250,121
Other Assets Less Liabilities - 3.1%		2,032,275
Net assets - 100.0%		65,282,396

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	16	12/20/2016	$2,726,000	$3,065

Cash collateral in the amount of $66,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(26,518,763)	1/6/2017	Bank of America NA	(0.19)%	Barclays U.S. 20+ Year Treasury Bond Index	$(4,110,008)
(47,804,695)	11/6/2017	Citibank NA	(0.16)%	Barclays U.S. 20+ Year Treasury Bond Index	(3,240,930)
(12,764,420)	11/7/2016	Goldman Sachs International	(0.16)%	Barclays U.S. 20+ Year Treasury Bond Index	(11,215,220)
(102,168,124)	5/6/2017	Morgan Stanley & Co. International plc	(0.21)%	Barclays U.S. 20+ Year Treasury Bond Index	(10,249,659)
(4,577,640)	5/6/2017	Societe Generale	(0.19)%	Barclays U.S. 20+ Year Treasury Bond Index	(1,048,778)
$(193,833,642)					$(29,864,595)

(1)                   Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 71.8%

Aerospace & Defense - 1.5%
Boeing Co. (The)	33,240	4,302,918
General Dynamics Corp.	15,950	2,427,909
L-3 Communications Holdings, Inc.	4,264	634,568
Lockheed Martin Corp.	14,526	3,529,382
Northrop Grumman Corp.	10,020	2,124,941
Raytheon Co.	16,484	2,309,903
Rockwell Collins, Inc.	7,221	604,326
Textron, Inc.	14,922	609,564
TransDigm Group, Inc.*	2,941	838,744
United Technologies Corp.	43,204	4,598,202
		21,980,457
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	7,926	550,223
Expeditors International of Washington, Inc.	10,108	511,970
FedEx Corp.	13,856	2,285,270
United Parcel Service, Inc., Class B	38,317	4,184,983
		7,532,446
Airlines - 0.4%
Alaska Air Group, Inc.	6,848	462,446
American Airlines Group, Inc.	29,416	1,067,801
Delta Air Lines, Inc.	42,828	1,573,929
Southwest Airlines Co.	35,447	1,307,285
United Continental Holdings, Inc.*	18,627	938,987
		5,350,448
Auto Components - 0.2%
BorgWarner, Inc.	12,084	415,569
Delphi Automotive plc	15,148	1,070,358
Goodyear Tire & Rubber Co. (The)	14,763	433,294
Johnson Controls, Inc.	35,982	1,578,890
		3,498,111
Automobiles - 0.4%
Ford Motor Co.	216,571	2,728,794
General Motors Co.	77,778	2,482,674
Harley-Davidson, Inc.	10,051	529,688
		5,741,156
Banks - 4.1%
Bank of America Corp.	570,134	9,201,963
BB&T Corp.	45,569	1,754,407
Citigroup, Inc.	162,899	7,776,798
Citizens Financial Group, Inc.	29,361	727,272
Comerica, Inc.	9,725	459,895
Fifth Third Bancorp	42,617	859,159
Huntington Bancshares, Inc.	60,222	602,822
JPMorgan Chase & Co.	202,950	13,699,125
KeyCorp	60,108	754,956
M&T Bank Corp.	8,828	1,044,617
People’s United Financial, Inc.	17,254	280,378
PNC Financial Services Group, Inc. (The)	27,710	2,496,671
Regions Financial Corp.	70,308	700,971
SunTrust Banks, Inc.	27,817	1,225,895
US Bancorp	90,078	3,976,944
Wells Fargo & Co.	256,434	13,026,847
Zions Bancorp	11,355	347,349
		58,936,069
Beverages - 1.6%
Brown-Forman Corp., Class B	11,160	541,818
Coca-Cola Co. (The)	216,112	9,385,744
Constellation Brands, Inc., Class A	9,794	1,606,706
Dr Pepper Snapple Group, Inc.	10,318	966,797
Molson Coors Brewing Co., Class B	10,219	1,045,608
Monster Beverage Corp.*	7,809	1,201,727
PepsiCo, Inc.	80,166	8,557,720
		23,306,120
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*	12,437	1,565,321
Amgen, Inc.	41,699	7,091,332
Biogen, Inc.*	12,162	3,717,072
Celgene Corp.*	42,987	4,588,433
Gilead Sciences, Inc.	73,922	5,794,006
Regeneron Pharmaceuticals, Inc.*	4,326	1,698,171
Vertex Pharmaceuticals, Inc.*	13,728	1,297,433
		25,751,768
Building Products - 0.1%
Allegion plc	5,316	378,606
Fortune Brands Home & Security, Inc.	8,515	541,213
Masco Corp.	18,471	655,351
		1,575,170
Capital Markets - 1.9%
Affiliated Managers Group, Inc.*	2,990	424,729
Ameriprise Financial, Inc.	9,205	930,441
Bank of New York Mellon Corp. (The)	59,784	2,491,199
BlackRock, Inc.	6,980	2,602,214
Charles Schwab Corp. (The)	66,754	2,100,081
CME Group, Inc.	18,794	2,036,330
E*TRADE Financial Corp.*	15,469	408,072
Franklin Resources, Inc.	20,453	746,535
Goldman Sachs Group, Inc. (The)	21,442	3,633,561
Intercontinental Exchange, Inc.	6,601	1,861,614
Invesco Ltd.	23,157	722,267
Legg Mason, Inc.	5,850	202,352
Moody’s Corp.	9,384	1,019,947
Morgan Stanley	83,861	2,688,584
Nasdaq, Inc.	6,389	454,961
Northern Trust Corp.	11,899	839,950
S&P Global, Inc.	14,690	1,814,802
State Street Corp.	21,979	1,543,805
T Rowe Price Group, Inc.	13,778	958,122
		27,479,566
Chemicals - 1.5%
Air Products & Chemicals, Inc.	10,792	1,679,451
Albemarle Corp.	6,238	498,853
CF Industries Holdings, Inc.	12,942	336,492
Dow Chemical Co. (The)	62,316	3,342,630
Eastman Chemical Co.	8,255	560,432
Ecolab, Inc.	14,653	1,803,052
EI du Pont de Nemours & Co.	48,491	3,374,974
FMC Corp.	7,430	348,764
International Flavors & Fragrances, Inc.	4,427	613,494
LyondellBasell Industries NV, Class A	18,944	1,494,492
Monsanto Co.	24,245	2,582,092
Mosaic Co. (The)	19,417	583,869
PPG Industries, Inc.	14,770	1,563,848
Praxair, Inc.	15,836	1,932,625
Sherwin-Williams Co. (The)	4,362	1,237,543
		21,952,611
Commercial Services & Supplies - 0.3%
Cintas Corp.	4,812	565,458
Pitney Bowes, Inc.	10,466	196,342
Republic Services, Inc.	13,171	665,399
Stericycle, Inc.*	4,715	405,396
Tyco International plc	23,612	1,031,372
Waste Management, Inc.	22,933	1,466,336
		4,330,303
Communications Equipment - 0.8%
Cisco Systems, Inc.	279,164	8,776,916
F5 Networks, Inc.*	3,713	455,697
Harris Corp.	6,917	643,143
Juniper Networks, Inc.	19,606	452,506

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Motorola Solutions, Inc.	8,821	679,129
		11,007,391
Construction & Engineering - 0.1%
Fluor Corp.	7,729	401,135
Jacobs Engineering Group, Inc.*	6,770	356,712
Quanta Services, Inc.*	8,377	215,540
		973,387
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,527	645,547
Vulcan Materials Co.	7,397	842,296
		1,487,843
Consumer Finance - 0.5%
American Express Co.	44,869	2,942,509
Capital One Financial Corp.	28,421	2,034,943
Discover Financial Services	22,878	1,372,680
Navient Corp.	18,339	263,715
Synchrony Financial	46,284	1,288,084
		7,901,931
Containers & Packaging - 0.2%
Avery Dennison Corp.	4,949	383,251
Ball Corp.	9,655	764,579
International Paper Co.	22,822	1,106,639
Owens-Illinois, Inc.*	8,983	161,065
Sealed Air Corp.	10,943	515,744
WestRock Co.	14,020	671,558
		3,602,836
Distributors - 0.1%
Genuine Parts Co.	8,305	853,920
LKQ Corp.*	17,025	614,432
		1,468,352
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	12,459	269,862

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	104,004	15,651,562
Leucadia National Corp.	18,500	354,275
		16,005,837
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	341,679	13,967,838
CenturyLink, Inc.	30,313	842,701
Frontier Communications Corp.	65,109	299,501
Level 3 Communications, Inc.*	16,092	798,646
Verizon Communications, Inc.	226,247	11,839,506
		27,748,192
Electric Utilities - 1.5%
Alliant Energy Corp.	12,608	478,474
American Electric Power Co., Inc.	27,268	1,760,695
Duke Energy Corp.	38,244	3,046,517
Edison International	18,081	1,314,850
Entergy Corp.	9,920	775,744
Eversource Energy	17,610	950,412
Exelon Corp.	51,156	1,739,304
FirstEnergy Corp.	23,578	771,708
NextEra Energy, Inc.	25,616	3,097,999
PG&E Corp.	27,529	1,705,146
Pinnacle West Capital Corp.	6,170	462,997
PPL Corp.	37,575	1,306,858
Southern Co. (The)	52,089	2,673,728
Xcel Energy, Inc.	28,194	1,166,104
		21,250,536
Electrical Equipment - 0.4%
Acuity Brands, Inc.	2,438	670,742
AMETEK, Inc.	12,960	631,800
Eaton Corp. plc	25,420	1,691,447
Emerson Electric Co.	35,704	1,880,887
Rockwell Automation, Inc.	7,225	837,594
		5,712,470
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	17,093	1,065,065
Corning, Inc.	59,681	1,354,162
FLIR Systems, Inc.	7,641	235,572
TE Connectivity Ltd.	19,847	1,261,674
		3,916,473
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	24,308	1,194,252
Diamond Offshore Drilling, Inc.	3,582	66,159
FMC Technologies, Inc.*	12,563	354,277
Halliburton Co.	47,687	2,051,018
Helmerich & Payne, Inc.	5,999	362,700
National Oilwell Varco, Inc.	20,932	702,059
Schlumberger Ltd.	77,124	6,092,796
Transocean Ltd.*	19,057	184,853
		11,008,114
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	23,569	2,672,253
Apartment Investment & Management Co., Class A	8,688	392,524
AvalonBay Communities, Inc.	7,614	1,332,526
Boston Properties, Inc.	8,529	1,195,169
Crown Castle International Corp.	18,698	1,772,009
Digital Realty Trust, Inc.	8,147	807,286
Equinix, Inc.	3,857	1,421,883
Equity Residential	20,287	1,316,018
Essex Property Trust, Inc.	3,639	826,417
Extra Space Storage, Inc.	6,946	559,500
Federal Realty Investment Trust	3,937	625,983
General Growth Properties, Inc.	32,359	942,941
HCP, Inc.	25,930	1,019,827
Host Hotels & Resorts, Inc.	41,475	739,085
Iron Mountain, Inc.	13,266	509,547
Kimco Realty Corp.	23,297	700,075
Macerich Co. (The)	7,005	573,639
Prologis, Inc.	29,166	1,549,006
Public Storage	8,179	1,831,605
Realty Income Corp.	14,298	939,808
Simon Property Group, Inc.	17,168	3,699,189
SL Green Realty Corp.	5,564	654,994
UDR, Inc.	14,822	536,260
Ventas, Inc.	18,771	1,364,089
Vornado Realty Trust	9,843	1,016,880
Welltower, Inc.	19,809	1,520,341
Weyerhaeuser Co.	41,473	1,320,915
		31,839,769
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	24,317	3,941,543
CVS Health Corp.	59,615	5,568,041
Kroger Co. (The)	52,932	1,693,295
Sysco Corp.	29,090	1,508,607
Walgreens Boots Alliance, Inc.	47,960	3,870,852
Wal-Mart Stores, Inc.	84,766	6,055,683
Whole Foods Market, Inc.	17,817	541,280
		23,179,301
Food Products - 1.3%
Archer-Daniels-Midland Co.	32,616	1,427,276
Campbell Soup Co.	9,953	604,346
ConAgra Foods, Inc.	24,220	1,128,894
General Mills, Inc.	32,987	2,336,140
Hershey Co. (The)	7,795	778,643
Hormel Foods Corp.	15,004	574,053
JM Smucker Co. (The)	6,638	941,202
Kellogg Co.	13,986	1,149,789
Kraft Heinz Co. (The)	33,066	2,959,076

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
McCormick & Co., Inc.	6,396	652,136
Mead Johnson Nutrition Co.	10,362	881,495
Mondelez International, Inc., Class A	86,142	3,878,113
Tyson Foods, Inc., Class A	16,682	1,260,659
		18,571,822
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	81,546	3,426,563
Baxter International, Inc.	30,649	1,432,228
Becton Dickinson and Co.	11,783	2,088,065
Boston Scientific Corp.*	75,308	1,793,837
CR Bard, Inc.	4,068	898,377
Danaher Corp.	33,262	2,707,859
DENTSPLY SIRONA, Inc.	13,002	799,103
Edwards Lifesciences Corp.*	11,757	1,353,936
Hologic, Inc.*	13,465	517,325
Intuitive Surgical, Inc.*	2,116	1,452,465
Medtronic plc	78,050	6,792,691
St Jude Medical, Inc.	15,778	1,229,422
Stryker Corp.	17,441	2,017,226
Varian Medical Systems, Inc.*	5,286	508,143
Zimmer Biomet Holdings, Inc.	11,055	1,432,839
		28,450,079
Health Care Providers & Services - 1.9%
Aetna, Inc.	19,463	2,279,507
AmerisourceBergen Corp.	10,181	885,442
Anthem, Inc.	14,593	1,825,292
Cardinal Health, Inc.	18,081	1,440,513
Centene Corp.*	9,468	646,570
Cigna Corp.	14,231	1,825,268
DaVita, Inc.*	9,054	585,160
Express Scripts Holding Co.*	35,119	2,553,151
HCA Holdings, Inc.*	16,715	1,262,818
Henry Schein, Inc.*	4,548	744,917
Humana, Inc.	8,277	1,479,183
Laboratory Corp. of America Holdings*	5,685	778,447
McKesson Corp.	12,485	2,304,981
Patterson Cos., Inc.	4,616	212,336
Quest Diagnostics, Inc.	7,849	650,054
UnitedHealth Group, Inc.	52,775	7,180,039
Universal Health Services, Inc., Class B	4,983	600,601
		27,254,279
Health Care Technology - 0.1%
Cerner Corp.*	16,703	1,078,012

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	24,334	1,163,165
Chipotle Mexican Grill, Inc.*	1,613	667,347
Darden Restaurants, Inc.	6,324	389,811
Marriott International, Inc., Class A	10,586	755,100
McDonald’s Corp.	48,729	5,635,996
Royal Caribbean Cruises Ltd.	9,316	662,461
Starbucks Corp.	81,313	4,572,230
Starwood Hotels & Resorts Worldwide, Inc.	9,355	724,638
Wyndham Worldwide Corp.	6,218	440,172
Wynn Resorts Ltd.	4,522	403,905
Yum! Brands, Inc.	22,614	2,051,316
		17,466,141
Household Durables - 0.4%
DR Horton, Inc.	18,316	587,211
Garmin Ltd.	6,515	319,756
Harman International Industries, Inc.	3,923	332,239
Leggett & Platt, Inc.	7,458	391,396
Lennar Corp., Class A	10,177	481,372
Mohawk Industries, Inc.*	3,538	752,816
Newell Brands, Inc.	26,763	1,420,580
PulteGroup, Inc.	17,474	373,419
Whirlpool Corp.	4,224	754,575
		5,413,364
Household Products - 1.4%
Church & Dwight Co., Inc.	7,129	708,765
Clorox Co. (The)	7,182	941,130
Colgate-Palmolive Co.	49,568	3,684,885
Kimberly-Clark Corp.	19,988	2,559,663
Procter & Gamble Co. (The)	147,745	12,899,616
		20,794,059
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	36,572	441,424
NRG Energy, Inc.	17,475	211,622
		653,046
Industrial Conglomerates - 1.9%
3M Co.	33,660	6,033,218
General Electric Co.	510,387	15,944,490
Honeywell International, Inc.	42,305	4,937,417
Roper Technologies, Inc.	5,621	998,009
		27,913,134
Insurance - 1.9%
Aflac, Inc.	22,982	1,704,805
Allstate Corp. (The)	20,780	1,432,989
American International Group, Inc.	62,111	3,716,101
Aon plc	14,709	1,637,847
Arthur J. Gallagher & Co.	9,824	485,404
Assurant, Inc.	3,434	307,515
Chubb Ltd.	25,777	3,271,875
Cincinnati Financial Corp.	8,211	633,150
Hartford Financial Services Group, Inc. (The)	21,828	896,476
Lincoln National Corp.	13,266	637,166
Loews Corp.	14,863	622,165
Marsh & McLennan Cos., Inc.	28,929	1,956,468
MetLife, Inc.	60,983	2,646,662
Principal Financial Group, Inc.	14,965	734,333
Progressive Corp. (The)	32,364	1,053,772
Prudential Financial, Inc.	24,531	1,947,271
Torchmark Corp.	6,233	403,150
Travelers Cos., Inc. (The)	16,231	1,926,782
Unum Group	13,199	470,016
Willis Towers Watson plc	7,689	953,513
XL Group Ltd.	15,801	540,868
		27,978,328
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc.*	21,476	16,518,480
Expedia, Inc.	6,510	710,371
Netflix, Inc.*	23,771	2,316,484
Priceline Group, Inc. (The)*	2,762	3,913,009
TripAdvisor, Inc.*	6,339	386,679
		23,845,023
Internet Software & Services - 3.2%
Akamai Technologies, Inc.*	9,752	535,385
Alphabet, Inc., Class A*	16,296	12,871,396
Alphabet, Inc., Class C*	16,395	12,575,785
eBay, Inc.*	58,672	1,886,891
Facebook, Inc., Class A*	128,312	16,182,709
VeriSign, Inc.*	5,300	394,585
Yahoo!, Inc.*	48,497	2,073,247
		46,519,998
IT Services - 2.7%
Accenture plc, Class A	34,624	3,981,760
Alliance Data Systems Corp.*	3,275	670,000
Automatic Data Processing, Inc.	25,286	2,270,936
Cognizant Technology Solutions Corp., Class A*	33,628	1,931,592
CSRA, Inc.	7,614	193,320

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	15,395	1,221,285
Fiserv, Inc.*	12,344	1,272,049
Global Payments, Inc.	8,551	649,449
International Business Machines Corp.	49,024	7,788,933
MasterCard, Inc., Class A	53,881	5,206,521
Paychex, Inc.	17,787	1,079,137
PayPal Holdings, Inc.*	61,217	2,274,212
Teradata Corp.*	7,210	228,773
Total System Services, Inc.	9,377	461,817
Visa, Inc., Class A	105,719	8,552,667
Western Union Co. (The)	27,258	586,592
Xerox Corp.	52,858	520,651
		38,889,694
Leisure Products - 0.1%
Hasbro, Inc.	6,234	509,567
Mattel, Inc.	18,901	626,190
		1,135,757
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	18,196	854,848
Illumina, Inc.*	8,169	1,375,169
PerkinElmer, Inc.	6,046	321,949
Thermo Fisher Scientific, Inc.	21,835	3,323,069
Waters Corp.*	4,499	707,738
		6,582,773
Machinery - 1.0%
Caterpillar, Inc.	32,403	2,655,426
Cummins, Inc.	8,795	1,104,740
Deere & Co.	16,564	1,400,486
Dover Corp.	8,613	624,442
Flowserve Corp.	7,232	349,812
Fortive Corp.	16,626	875,691
Illinois Tool Works, Inc.	17,952	2,133,595
Ingersoll-Rand plc	14,288	971,441
PACCAR, Inc.	19,455	1,164,187
Parker-Hannifin Corp.	7,467	914,932
Pentair plc	10,036	642,806
Snap-on, Inc.	3,228	494,820
Stanley Black & Decker, Inc.	8,334	1,031,333
Xylem, Inc.	9,929	504,989
		14,868,700
Media - 1.9%
CBS Corp. (Non-Voting), Class B	23,049	1,176,190
Comcast Corp., Class A	134,191	8,757,305
Discovery Communications, Inc., Class A*	8,356	213,162
Discovery Communications, Inc., Class C*	13,266	329,262
Interpublic Group of Cos., Inc. (The)	22,335	516,832
News Corp., Class A	21,121	296,961
News Corp., Class B	5,985	86,364
Omnicom Group, Inc.	13,198	1,136,744
Scripps Networks Interactive, Inc., Class A	5,275	334,277
TEGNA, Inc.	12,082	244,781
Time Warner, Inc.	43,646	3,422,283
Twenty-First Century Fox, Inc., Class A	60,809	1,492,253
Twenty-First Century Fox, Inc., Class B	23,931	594,685
Viacom, Inc., Class B	19,235	775,940
Walt Disney Co. (The)	82,846	7,825,633
		27,202,672
Metals & Mining - 0.2%
Alcoa, Inc.	72,992	735,759
Freeport-McMoRan, Inc.*	73,820	759,608
Newmont Mining Corp.	29,452	1,126,245
Nucor Corp.	17,646	856,007
		3,477,619
Multiline Retail - 0.4%
Dollar General Corp.	15,748	1,156,061
Dollar Tree, Inc.*	13,070	1,080,889
Kohl’s Corp.	10,194	452,410
Macy’s, Inc.	17,120	619,401
Nordstrom, Inc.	7,130	359,780
Target Corp.	32,703	2,295,423
		5,963,964
Multi-Utilities - 0.8%
Ameren Corp.	13,468	665,588
CenterPoint Energy, Inc.	23,895	536,921
CMS Energy Corp.	15,494	650,283
Consolidated Edison, Inc.	16,877	1,269,994
Dominion Resources, Inc.	34,201	2,536,346
DTE Energy Co.	9,960	925,284
NiSource, Inc.	17,847	427,257
Public Service Enterprise Group, Inc.	28,081	1,200,744
SCANA Corp.	7,935	560,608
Sempra Energy	13,155	1,376,408
WEC Energy Group, Inc.	17,518	1,048,978
		11,198,411
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	28,328	1,514,698
Apache Corp.	21,007	1,044,048
Cabot Oil & Gas Corp.	25,808	635,651
California Resources Corp.	14	141
Chesapeake Energy Corp.*	32,461	206,127
Chevron Corp.	104,607	10,521,372
Cimarex Energy Co.	5,263	695,663
Concho Resources, Inc.*	7,730	998,716
ConocoPhillips	68,729	2,821,325
Devon Energy Corp.	29,086	1,260,296
EOG Resources, Inc.	30,544	2,702,839
EQT Corp.	9,584	685,256
Exxon Mobil Corp.	230,156	20,055,794
Hess Corp.	14,632	794,518
Kinder Morgan, Inc.	101,557	2,219,020
Marathon Oil Corp.	47,039	706,526
Marathon Petroleum Corp.	29,411	1,250,262
Murphy Oil Corp.	8,979	239,919
Newfield Exploration Co.*	10,924	473,665
Noble Energy, Inc.	23,787	820,176
Occidental Petroleum Corp.	42,383	3,257,134
ONEOK, Inc.	11,660	546,737
Phillips 66	25,958	2,036,405
Pioneer Natural Resources Co.	9,079	1,625,595
Range Resources Corp.	9,425	363,522
Southwestern Energy Co.*	26,267	365,374
Spectra Energy Corp.	37,973	1,352,598
Tesoro Corp.	6,655	501,920
Valero Energy Corp.	26,073	1,443,141
Williams Cos., Inc. (The)	37,915	1,059,345
		62,197,783
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	12,358	1,102,704

Pharmaceuticals - 4.4%
AbbVie, Inc.	89,774	5,754,513
Allergan plc*	21,956	5,149,560
Bristol-Myers Squibb Co.	92,655	5,317,470
Eli Lilly & Co.	53,915	4,191,891
Endo International plc*	11,368	235,318
Johnson & Johnson	152,670	18,219,638
Mallinckrodt plc*	6,064	452,011
Merck & Co., Inc.	153,640	9,647,056

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Mylan NV*	25,021	1,059,890
Perrigo Co. plc	7,953	723,643
Pfizer, Inc.	336,614	11,714,167
Zoetis, Inc.	25,343	1,295,027
		63,760,184
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	2,010	276,676
Equifax, Inc.	6,598	870,276
Nielsen Holdings plc	20,028	1,067,092
Robert Half International, Inc.	7,287	279,311
Verisk Analytics, Inc.*	8,593	713,649
		3,207,004
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	16,198	484,158

Road & Rail - 0.6%
CSX Corp.	53,055	1,500,395
JB Hunt Transport Services, Inc.	4,938	392,028
Kansas City Southern	5,996	579,933
Norfolk Southern Corp.	16,417	1,541,556
Ryder System, Inc.	2,984	195,512
Union Pacific Corp.	46,685	4,459,818
		8,669,242
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	17,059	1,067,211
Applied Materials, Inc.	60,452	1,803,888
Broadcom Ltd.	20,589	3,632,312
First Solar, Inc.*	4,248	160,659
Intel Corp.	262,090	9,406,410
KLA-Tencor Corp.	8,646	598,822
Lam Research Corp.	8,863	827,095
Linear Technology Corp.	13,271	772,903
Microchip Technology, Inc.	11,919	737,905
Micron Technology, Inc.*	57,562	949,198
NVIDIA Corp.	28,156	1,727,089
Qorvo, Inc.*	7,082	406,719
QUALCOMM, Inc.	81,532	5,142,223
Skyworks Solutions, Inc.	10,561	790,597
Texas Instruments, Inc.	55,743	3,876,368
Xilinx, Inc.	14,086	763,602
		32,663,001
Software - 3.1%
Activision Blizzard, Inc.	28,278	1,169,861
Adobe Systems, Inc.*	27,763	2,840,433
Autodesk, Inc.*	12,458	839,669
CA, Inc.	16,427	557,040
Citrix Systems, Inc.*	8,610	750,792
Electronic Arts, Inc.*	16,745	1,360,196
Intuit, Inc.	14,205	1,583,147
Microsoft Corp.	436,279	25,068,591
Oracle Corp.	172,755	7,120,961
Red Hat, Inc.*	10,072	735,055
salesforce.com, Inc.*	35,344	2,807,020
Symantec Corp.	33,982	819,986
		45,652,751
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	4,082	642,425
AutoNation, Inc.*	3,951	187,080
AutoZone, Inc.*	1,652	1,225,454
Bed Bath & Beyond, Inc.	8,573	397,530
Best Buy Co., Inc.	15,652	602,289
CarMax, Inc.*	10,755	634,007
Foot Locker, Inc.	7,551	495,648
Gap, Inc. (The)	12,591	313,138
Home Depot, Inc. (The)	69,042	9,259,913
L Brands, Inc.	14,043	1,070,217
Lowe’s Cos., Inc.	49,179	3,765,144
O’Reilly Automotive, Inc.*	5,359	1,500,252
Ross Stores, Inc.	22,300	1,387,952
Signet Jewelers Ltd.	4,326	354,646
Staples, Inc.	35,877	307,107
Tiffany & Co.	6,082	434,072
TJX Cos., Inc. (The)	36,695	2,841,661
Tractor Supply Co.	7,411	622,154
Ulta Salon Cosmetics & Fragrance, Inc.*	3,464	856,335
Urban Outfitters, Inc.*	4,812	172,510
		27,069,534
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	304,020	32,256,522
EMC Corp.	108,409	3,142,777
Hewlett Packard Enterprise Co.	92,225	1,980,993
HP, Inc.	94,944	1,364,345
NetApp, Inc.	16,043	554,927
Seagate Technology plc	16,560	558,735
Western Digital Corp.	15,622	729,079
		40,587,378
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	15,428	589,041
Hanesbrands, Inc.	20,959	556,252
Michael Kors Holdings Ltd.*	9,797	479,563
NIKE, Inc., Class B	73,902	4,259,711
PVH Corp.	4,505	485,459
Ralph Lauren Corp.	3,162	327,647
Under Armour, Inc., Class A*	10,161	402,680
Under Armour, Inc., Class C*	10,216	364,200
VF Corp.	18,516	1,148,918
		8,613,471
Tobacco - 1.2%
Altria Group, Inc.	108,582	7,176,184
Philip Morris International, Inc.	86,095	8,603,473
Reynolds American, Inc.	45,945	2,277,494
		18,057,151
Trading Companies & Distributors - 0.1%
Fastenal Co.	16,031	691,096
United Rentals, Inc.*	4,909	404,060
WW Grainger, Inc.	3,126	721,043
		1,816,199
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	9,859	729,467

TOTAL COMMON STOCKS (Cost $1,078,761,538)		1,044,673,421

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 15.0%

REPURCHASE AGREEMENT(c) - 4.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $70,377,877 (Cost $70,377,282)	70,377,282	70,377,282
U.S. TREASURY OBLIGATIONS - 10.1%
U.S. Treasury Bills
0.26%, 10/6/2016(d)	107,000,000	106,973,037
0.24%, 10/13/2016(d)	15,000,000	14,995,870

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
0.28%, 10/20/2016(d)	25,000,000	24,990,455
TOTAL U.S. TREASURY OBLIGATIONS (Cost $146,959,362)		146,959,362
TOTAL SHORT-TERM INVESTMENTS (Cost $217,336,644)		217,336,644

Total Investments - 86.8% (Cost $1,296,098,182)		1,262,010,065
Other Assets Less Liabilities - 13.2%		191,696,096
Net assets - 100.0%		1,453,706,161

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $203,380,644.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(d)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,497,628
Aggregate gross unrealized depreciation	(101,950,024)
Net unrealized depreciation	$(40,452,396)
Federal income tax cost of investments	$1,302,462,461

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	963	9/16/2016	$104,425,313	$4,089,830

Cash collateral in the amount of $4,449,060 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$234,511,624	11/6/2017	Bank of America NA	0.61%	S&P 500®	$10,877,873
107,947,323	1/8/2018	Citibank NA	0.59%	S&P 500®	4,584,611
21,258,672	11/6/2017	Credit Suisse International	0.81%	S&P 500®	1,400,240
214,929,381	11/6/2017	Deutsche Bank AG	0.64%	S&P 500®	37,299,816
246,231,857	11/6/2017	Deutsche Bank AG	0.52%	SPDR® S&P 500® ETF Trust	20,198,574
175,545,350	11/6/2017	Goldman Sachs International	0.59%	S&P 500®	16,905,456
213,724,512	11/7/2016	Goldman Sachs International	0.50%	SPDR® S&P 500® ETF Trust	21,957,299
194,595,665	11/6/2017	Morgan Stanley & Co. International plc	0.71%	S&P 500®	44,706,315
155,633,616	1/8/2018	Societe Generale	0.56%	S&P 500®	14,946,685
194,000,799	11/6/2017	UBS AG	0.61%	S&P 500®	9,591,264
$1,758,378,799					$182,468,133

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.5%

Airlines - 0.3%
American Airlines Group, Inc.	65,241	2,368,248

Automobiles - 0.4%
Tesla Motors, Inc.*	16,655	3,531,027

Beverages - 0.4%
Monster Beverage Corp.*	22,913	3,526,082

Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc.*	25,277	3,181,363
Amgen, Inc.	84,768	14,415,646
Biogen, Inc.*	24,717	7,554,257
BioMarin Pharmaceutical, Inc.*	18,313	1,719,408
Celgene Corp.*	87,415	9,330,677
Gilead Sciences, Inc.	150,283	11,779,182
Incyte Corp.*	21,173	1,717,130
Regeneron Pharmaceuticals, Inc.*	11,642	4,570,067
Vertex Pharmaceuticals, Inc.*	27,904	2,637,207
		56,904,937
Commercial Services & Supplies - 0.1%
Stericycle, Inc.*	9,582	823,860

Communications Equipment - 2.1%
Cisco Systems, Inc.	567,552	17,843,835

Diversified Telecommunication Services - 0.2%
SBA Communications Corp., Class A*	14,164	1,616,821

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	49,536	8,029,290
Walgreens Boots Alliance, Inc.	121,892	9,837,904
Whole Foods Market, Inc.	36,219	1,100,333
		18,967,527
Food Products - 2.3%
Kraft Heinz Co. (The)	137,212	12,279,102
Mondelez International, Inc., Class A	175,129	7,884,308
		20,163,410
Health Care Equipment & Supplies - 0.5%
DENTSPLY SIRONA, Inc.	26,431	1,624,449
Intuitive Surgical, Inc.*	4,304	2,954,352
		4,578,801
Health Care Providers & Services - 0.8%
Express Scripts Holding Co.*	71,375	5,188,962
Henry Schein, Inc.*	9,258	1,516,368
		6,705,330
Health Care Technology - 0.3%
Cerner Corp.*	38,160	2,462,846

Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc., Class A	28,690	2,046,457
Norwegian Cruise Line Holdings Ltd.*	25,619	919,466
Starbucks Corp.	165,290	9,294,257
		12,260,180
Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc.*	53,249	40,957,001
Ctrip.com International Ltd., ADR*	42,053	1,991,210
Expedia, Inc.	15,336	1,673,464
JD.com, Inc., ADR*	102,527	2,605,211
Liberty Interactive Corp. QVC Group*	50,950	1,076,573
Liberty Ventures, Series A*	15,240	587,350
Netflix, Inc.*	48,321	4,708,881
Priceline Group, Inc. (The)*	5,596	7,928,021
TripAdvisor, Inc.*	15,003	915,183
		62,442,894
Internet Software & Services - 12.3%
Akamai Technologies, Inc.*	19,816	1,087,898
Alphabet, Inc., Class A*	33,139	26,174,839
Alphabet, Inc., Class C*	38,759	29,730,091
Baidu, Inc., ADR*	30,920	5,289,484
eBay, Inc.*	129,644	4,169,351
Facebook, Inc., Class A*	260,869	32,900,798
NetEase, Inc., ADR	8,618	1,826,758
Yahoo!, Inc.*	107,186	4,582,202
		105,761,421
IT Services - 2.2%
Automatic Data Processing, Inc.	51,399	4,616,144
Cognizant Technology Solutions Corp., Class A*	68,367	3,927,001
Fiserv, Inc.*	25,082	2,584,700
Paychex, Inc.	40,633	2,465,204
PayPal Holdings, Inc.*	136,751	5,080,300
		18,673,349
Leisure Products - 0.1%
Mattel, Inc.	38,415	1,272,689

Life Sciences Tools & Services - 0.3%
Illumina, Inc.*	16,609	2,795,959

Machinery - 0.3%
PACCAR, Inc.	39,544	2,366,313

Media - 4.7%
Charter Communications, Inc.*	30,519	7,849,792
Comcast Corp., Class A	272,808	17,803,450
Discovery Communications, Inc., Class A*	16,981	433,185
Discovery Communications, Inc., Class C*	28,059	696,424
DISH Network Corp., Class A*	25,534	1,282,573
Liberty Global plc, Series C*	73,883	2,277,813
Liberty Global plc, Class A*	32,148	1,017,484
Liberty Global plc LiLAC, Class A*	5	134
Liberty Global plc LiLAC, Class C*	4	128
Sirius XM Holdings, Inc.*	559,475	2,316,227
Twenty-First Century Fox, Inc., Class A	123,637	3,034,052
Twenty-First Century Fox, Inc., Class B	90,110	2,239,234
Viacom, Inc., Class B	39,107	1,577,576
		40,528,072
Multiline Retail - 0.3%
Dollar Tree, Inc.*	26,581	2,198,249

Pharmaceuticals - 0.3%
Mylan NV*	57,364	2,429,939

Professional Services - 0.2%
Verisk Analytics, Inc.*	18,976	1,575,957

Road & Rail - 0.3%
CSX Corp.	107,862	3,050,337

Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices, Inc.	34,685	2,169,894
Applied Materials, Inc.	122,898	3,667,276
Broadcom Ltd.	44,058	7,772,712
Intel Corp.	532,837	19,123,520
Lam Research Corp.	18,005	1,680,227
Linear Technology Corp.	26,983	1,571,490

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Maxim Integrated Products, Inc.	32,080	1,306,298
Microchip Technology, Inc.	24,207	1,498,655
Micron Technology, Inc.*	117,024	1,929,726
NVIDIA Corp.	60,259	3,696,287
NXP Semiconductors NV*	38,657	3,402,589
QUALCOMM, Inc.	165,754	10,454,105
Skyworks Solutions, Inc.	21,471	1,607,319
Texas Instruments, Inc.	113,315	7,879,925
Xilinx, Inc.	28,630	1,552,032
		69,312,055
Software - 8.6%
Activision Blizzard, Inc.	83,299	3,446,080
Adobe Systems, Inc.*	56,443	5,774,683
Autodesk, Inc.*	25,336	1,707,646
CA, Inc.	47,029	1,594,753
Check Point Software Technologies Ltd.*	19,350	1,484,919
Citrix Systems, Inc.*	17,498	1,525,826
Electronic Arts, Inc.*	34,031	2,764,338
Intuit, Inc.	28,873	3,217,896
Microsoft Corp.	886,972	50,965,411
Symantec Corp.	69,092	1,667,190
		74,148,742
Specialty Retail - 1.1%
Bed Bath & Beyond, Inc.	17,417	807,626
O’Reilly Automotive, Inc.*	10,884	3,046,976
Ross Stores, Inc.	45,337	2,821,775
Tractor Supply Co.	15,050	1,263,447
Ulta Salon Cosmetics & Fragrance, Inc.*	7,065	1,746,539
		9,686,363
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	618,074	65,577,651
NetApp, Inc.	32,618	1,128,257
Seagate Technology plc	33,684	1,136,498
Western Digital Corp.	31,763	1,482,379
		69,324,785
Trading Companies & Distributors - 0.2%
Fastenal Co.	32,594	1,405,127

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.*	92,782	4,299,518
Vodafone Group plc, ADR	43,760	1,341,244
		5,640,762
TOTAL COMMON STOCKS (Cost $604,011,774)		624,365,917

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 19.1%

REPURCHASE AGREEMENT(b) - 10.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $87,989,338 (Cost $87,988,595)	87,988,595	87,988,595
U.S. TREASURY OBLIGATIONS - 8.9%
U.S. Treasury Bills
0.25%, 9/15/2016(c)	22,000,000	21,997,861
0.31%, 9/22/2016(c)	24,000,000	23,995,733
0.25%, 10/6/2016(c)	30,000,000	29,992,825
TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,986,419)		75,986,419
TOTAL SHORT-TERM INVESTMENTS (Cost $163,975,014)		163,975,014

Total Investments - 91.6% (Cost $767,986,788)		788,340,931
Other Assets Less Liabilities - 8.4%		72,306,929
Net assets - 100.0%		860,647,860

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $94,978,822.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

ADR	American Depositary Receipt

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,675,185
Aggregate gross unrealized depreciation	(48,387,430)
Net unrealized appreciation	$19,287,755
Federal income tax cost of investments	$769,053,176

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	612	9/16/2016	$58,406,220	$5,672,029

Cash collateral in the amount of $2,423,520 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$101,134,608	11/6/2017	Bank of America NA	0.71%	NASDAQ-100 Index®	$5,656,979
109,612,224	11/6/2017	Citibank NA	0.69%	NASDAQ-100 Index®	2,564,557
39,468,375	11/7/2016	Credit Suisse International	0.91%	NASDAQ-100 Index®	(609,683)
64,752,592	11/6/2017	Deutsche Bank AG	0.59%	PowerShares QQQ TrustSM, Series 1	2,093,604
184,456,103	11/6/2017	Deutsche Bank AG	0.79%	NASDAQ-100 Index®	10,796,369
74,902,965	11/6/2017	Goldman Sachs International	0.44%	PowerShares QQQ TrustSM, Series 1	12,946,256
78,363,820	11/6/2017	Goldman Sachs International	0.64%	NASDAQ-100 Index®	9,859,916
26,890,776	11/6/2017	Morgan Stanley & Co. International plc	0.91%	NASDAQ-100 Index®	(1,056,206)
103,181,549	11/6/2017	Morgan Stanley & Co. International plc	0.91%	PowerShares QQQ TrustSM, Series 1	8,589,408
142,750,078	11/7/2016	Societe Generale	0.76%	NASDAQ-100 Index®	10,716,201
113,051,511	11/7/2016	UBS AG	0.81%	NASDAQ-100 Index®	4,251,287
$1,038,564,601					$65,808,688

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.0%

Aerospace & Defense - 7.0%
Boeing Co. (The)	60,218	7,795,220
United Technologies Corp.	60,218	6,409,002
		14,204,222
Banks - 2.0%
JPMorgan Chase & Co.	60,218	4,064,715

Beverages - 1.3%
Coca-Cola Co. (The)	60,218	2,615,268

Capital Markets - 5.0%
Goldman Sachs Group, Inc. (The)	60,218	10,204,542

Chemicals - 2.1%
EI du Pont de Nemours & Co.	60,218	4,191,173

Communications Equipment - 0.9%
Cisco Systems, Inc.	60,218	1,893,254

Consumer Finance - 2.0%
American Express Co.	60,218	3,949,096

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	60,218	3,151,208

Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.	60,218	4,301,974

Health Care Providers & Services - 4.1%
UnitedHealth Group, Inc.	60,218	8,192,659

Hotels, Restaurants & Leisure - 3.4%
McDonald’s Corp.	60,218	6,964,814

Household Products - 2.6%
Procter & Gamble Co. (The)	60,218	5,257,634

Industrial Conglomerates - 6.3%
3M Co.	60,218	10,793,474
General Electric Co.	60,218	1,881,211
		12,674,685
Insurance - 3.5%
Travelers Cos., Inc. (The)	60,218	7,148,479

IT Services - 7.1%
International Business Machines Corp.	60,218	9,567,436
Visa, Inc., Class A	60,218	4,871,636
		14,439,072
Machinery - 2.4%
Caterpillar, Inc.	60,218	4,934,865

Media - 2.8%
Walt Disney Co. (The)	60,218	5,688,192

Oil, Gas & Consumable Fuels - 5.6%
Chevron Corp.	60,218	6,056,726
Exxon Mobil Corp.	60,218	5,247,397
		11,304,123
Pharmaceuticals - 6.5%
Johnson & Johnson	60,218	7,186,416
Merck & Co., Inc.	60,218	3,781,088
Pfizer, Inc.	60,218	2,095,587
		13,063,091
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	60,218	2,161,224

Software - 1.7%
Microsoft Corp.	60,218	3,460,126

Specialty Retail - 4.0%
Home Depot, Inc. (The)	60,218	8,076,438

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	60,218	6,389,130

Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc., Class B	60,218	3,470,965

TOTAL COMMON STOCKS (Cost $156,507,711)		161,800,949

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 12.4%

REPURCHASE AGREEMENT(b) - 4.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $8,614,529 (Cost $8,614,457)	8,614,457	8,614,457
U.S. TREASURY OBLIGATIONS - 8.1%
U.S. Treasury Bills
0.25%, 9/29/2016(c)	11,000,000	10,997,857
0.26%, 10/20/2016(c)	5,500,000	5,498,053
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,495,910)		16,495,910
TOTAL SHORT-TERM INVESTMENTS (Cost $25,110,367)		25,110,367

Total Investments - 92.4% (Cost $181,618,078)		186,911,316
Other Assets Less Liabilities - 7.6%		15,473,581
Net assets - 100.0%		202,384,897

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $20,540,163.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,979,794
Aggregate gross unrealized depreciation	(11,504,303)
Net unrealized appreciation	$4,475,491
Federal income tax cost of investments	$182,435,825

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	187	9/16/2016	$17,194,650	$646,513

Cash collateral in the amount of $730,235 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$13,023,320	11/7/2016	Bank of America NA	0.76%	Dow Jones Industrial AverageSM	$883,268
22,100,667	11/6/2017	Citibank NA	0.64%	Dow Jones Industrial AverageSM	732,795
21,675,545	11/6/2017	Credit Suisse International	0.96%	Dow Jones Industrial AverageSM	822,874
52,462,535	11/6/2017	Deutsche Bank AG	0.49%	SPDR® Dow Jones Industrial AverageSM ETF Trust	7,505,244
60,051,537	11/6/2017	Deutsche Bank AG	0.54%	Dow Jones Industrial AverageSM	(706,536)
22,992,467	11/6/2017	Goldman Sachs International	0.59%	Dow Jones Industrial AverageSM	1,971,557
15,204,267	11/6/2017	Societe Generale	0.72%	Dow Jones Industrial AverageSM	673,231
18,246,106	11/7/2016	UBS AG	0.66%	Dow Jones Industrial AverageSM	1,207,659
$225,756,444					$13,090,092

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.7%

Aerospace & Defense - 1.6%
B/E Aerospace, Inc.	8,316	420,374
Curtiss-Wright Corp.	3,623	325,708
Esterline Technologies Corp.*	2,388	183,757
Huntington Ingalls Industries, Inc.	3,826	631,940
KLX, Inc.*	4,289	160,151
Orbital ATK, Inc.	4,765	359,424
Teledyne Technologies, Inc.*	2,807	300,742
Triumph Group, Inc.	4,029	128,364
		2,510,460
Airlines - 0.3%
JetBlue Airways Corp.*	26,213	418,097

Auto Components - 0.4%
Dana Holding Corp.	12,033	173,516
Gentex Corp.	23,502	418,101
		591,617
Automobiles - 0.2%
Thor Industries, Inc.	3,715	301,472

Banks - 4.7%
Associated Banc-Corp.	12,216	242,365
BancorpSouth, Inc.	6,916	172,208
Bank of Hawaii Corp.	3,502	252,284
Bank of the Ozarks, Inc.	7,391	289,579
Cathay General Bancorp	5,966	187,452
Chemical Financial Corp.	5,685	262,818
Commerce Bancshares, Inc.	6,756	342,394
Cullen/Frost Bankers, Inc.	4,439	323,603
East West Bancorp, Inc.	11,725	435,466
First Horizon National Corp.	18,922	291,020
FNB Corp.	16,974	212,005
Fulton Financial Corp.	14,115	204,103
Hancock Holding Co.	6,307	205,797
International Bancshares Corp.	4,507	133,633
MB Financial, Inc.	5,582	218,703
PacWest Bancorp	9,314	403,389
PrivateBancorp, Inc.	6,460	296,837
Prosperity Bancshares, Inc.	5,321	295,156
Signature Bank*	4,368	532,940
SVB Financial Group*	4,215	468,118
Synovus Financial Corp.	10,212	337,813
TCF Financial Corp.	13,918	203,899
Trustmark Corp.	5,502	156,037
Umpqua Holdings Corp.	17,939	294,558
Valley National Bancorp	18,215	175,775
Webster Financial Corp.	7,458	288,103
		7,226,055
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	760	138,814

Biotechnology - 0.3%
United Therapeutics Corp.*	3,631	443,999

Building Products - 0.7%
AO Smith Corp.	6,056	584,283
Lennox International, Inc.	3,158	508,659
		1,092,942
Capital Markets - 2.9%
CBOE Holdings, Inc.	6,623	454,934
Eaton Vance Corp.	9,229	369,437
FactSet Research Systems, Inc.	3,326	592,128
Federated Investors, Inc., Class B	7,699	248,678
Janus Capital Group, Inc.	11,868	176,477
MarketAxess Holdings, Inc.	3,057	515,227
MSCI, Inc.	7,067	636,878
Raymond James Financial, Inc.	10,249	596,184
SEI Investments Co.	11,072	510,419
Stifel Financial Corp.*	5,409	212,844
Waddell & Reed Financial, Inc., Class A	6,631	123,337
WisdomTree Investments, Inc.	9,216	96,768
		4,533,311
Chemicals - 2.4%
Ashland, Inc.	5,050	591,254
Cabot Corp.	5,077	253,139
Minerals Technologies, Inc.	2,834	199,995
NewMarket Corp.	810	351,500
Olin Corp.	13,438	290,798
PolyOne Corp.	6,838	235,706
RPM International, Inc.	10,810	589,469
Scotts Miracle-Gro Co. (The), Class A	3,687	305,284
Sensient Technologies Corp.	3,648	267,143
Valspar Corp. (The)	5,934	625,503
		3,709,791
Commercial Services & Supplies - 1.3%
Clean Harbors, Inc.*	4,262	203,724
Copart, Inc.*	8,099	413,211
Deluxe Corp.	3,980	271,317
Herman Miller, Inc.	4,870	175,661
HNI Corp.	3,611	201,638
MSA Safety, Inc.	2,590	150,867
Rollins, Inc.	7,652	218,082
RR Donnelley & Sons Co.	17,039	291,367
		1,925,867
Communications Equipment - 1.3%
ARRIS International plc*	14,218	399,099
Brocade Communications Systems, Inc.	37,978	341,042
Ciena Corp.*	10,521	225,676
InterDigital, Inc.	2,813	200,876
NetScout Systems, Inc.*	7,629	225,666
Plantronics, Inc.	2,711	137,312
Polycom, Inc.*	11,035	137,275
ViaSat, Inc.*	3,664	274,947
		1,941,893
Construction & Engineering - 0.9%
AECOM*	12,479	384,728
Dycom Industries, Inc.*	2,548	206,694
EMCOR Group, Inc.	4,939	282,807
Granite Construction, Inc.	3,220	154,560
KBR, Inc.	11,589	170,126
Valmont Industries, Inc.	1,846	240,848
		1,439,763
Construction Materials - 0.2%
Eagle Materials, Inc.	3,929	315,774

Consumer Finance - 0.2%
SLM Corp.*	34,820	258,190

Containers & Packaging - 1.4%
AptarGroup, Inc.	5,139	400,739
Bemis Co., Inc.	7,705	405,283
Greif, Inc., Class A	2,097	89,395
Packaging Corp. of America	7,658	602,148
Silgan Holdings, Inc.	3,297	158,652
Sonoco Products Co.	8,198	422,525
		2,078,742
Distributors - 0.2%
Pool Corp.	3,423	345,278

Diversified Consumer Services - 0.6%
DeVry Education Group, Inc.	4,595	105,869
Graham Holdings Co., Class B	348	170,642
Service Corp. International	15,763	416,774

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sotheby’s	3,985	158,005
		851,290
Electric Utilities - 1.5%
Great Plains Energy, Inc.	12,568	341,347
Hawaiian Electric Industries, Inc.	8,779	263,458
IDACORP, Inc.	4,102	312,039
OGE Energy Corp.	16,249	505,831
PNM Resources, Inc.	6,481	206,031
Westar Energy, Inc.	11,529	633,403
		2,262,109
Electrical Equipment - 0.6%
EnerSys	3,513	247,245
Hubbell, Inc.	4,232	458,368
Regal Beloit Corp.	3,640	223,241
		928,854
Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc.*	7,456	490,828
Avnet, Inc.	10,457	435,848
Belden, Inc.	3,423	255,321
Cognex Corp.	6,921	344,389
FEI Co.	3,325	354,013
Ingram Micro, Inc., Class A	12,072	422,037
IPG Photonics Corp.*	2,980	259,200
Jabil Circuit, Inc.	15,557	329,653
Keysight Technologies, Inc.*	13,851	421,486
Knowles Corp.*	7,208	100,191
National Instruments Corp.	8,206	229,276
SYNNEX Corp.	2,358	250,349
Tech Data Corp.*	2,864	212,623
Trimble Navigation Ltd.*	20,430	559,782
VeriFone Systems, Inc.*	8,967	178,085
Vishay Intertechnology, Inc.	11,031	156,199
Zebra Technologies Corp., Class A*	4,251	297,400
		5,296,680
Energy Equipment & Services - 1.0%
Dril-Quip, Inc.*	3,089	171,656
Ensco plc, Class A	24,517	186,084
Nabors Industries Ltd.	22,939	228,014
Noble Corp. plc	19,790	113,990
Oceaneering International, Inc.	7,979	211,603
Oil States International, Inc.*	4,179	129,632
Patterson-UTI Energy, Inc.	11,991	233,705
Rowan Cos. plc, Class A	10,209	127,204
Superior Energy Services, Inc.	12,320	207,346
		1,609,234
Equity Real Estate Investment Trusts (REITs) - 9.3%
Alexandria Real Estate Equities, Inc.	6,339	697,860
American Campus Communities, Inc.	10,614	531,867
Camden Property Trust	7,079	621,324
Care Capital Properties, Inc.	6,830	204,832
Communications Sales & Leasing, Inc.	11,104	346,445
Corporate Office Properties Trust	7,702	219,661
Corrections Corp. of America	9,559	152,275
DCT Industrial Trust, Inc.	7,205	350,955
Douglas Emmett, Inc.	11,425	429,123
Duke Realty Corp.	28,149	791,550
Education Realty Trust, Inc.	5,939	269,096
EPR Properties	5,175	405,306
Equity One, Inc.	7,399	229,665
First Industrial Realty Trust, Inc.	9,508	273,545
Healthcare Realty Trust, Inc.	9,179	321,816
Highwoods Properties, Inc.	7,926	420,395
Hospitality Properties Trust	13,215	402,925
Kilroy Realty Corp.	7,500	544,725
Lamar Advertising Co., Class A	6,708	418,110
LaSalle Hotel Properties	9,199	258,124
Liberty Property Trust	11,931	491,915
Life Storage, Inc.	3,771	339,390
Mack-Cali Realty Corp.	7,294	202,481
Medical Properties Trust, Inc.	19,355	295,551
Mid-America Apartment Communities, Inc.	6,144	577,475
National Retail Properties, Inc.	11,719	587,122
Omega Healthcare Investors, Inc.	13,474	487,759
Post Properties, Inc.	4,352	288,451
Potlatch Corp.	3,311	125,388
Rayonier, Inc.	9,970	274,474
Regency Centers Corp.	8,350	672,509
Senior Housing Properties Trust	19,323	431,676
Tanger Factory Outlet Centers, Inc.	7,733	314,269
Taubman Centers, Inc.	4,910	381,360
Urban Edge Properties	7,520	215,523
Washington Prime Group, Inc.	15,079	207,185
Weingarten Realty Investors	9,393	387,461
		14,169,588
Food & Staples Retailing - 0.6%
Casey’s General Stores, Inc.	3,177	417,172
Sprouts Farmers Market, Inc.*	11,530	259,771
United Natural Foods, Inc.*	4,095	186,732
		863,675
Food Products - 2.4%
Dean Foods Co.	7,467	128,507
Flowers Foods, Inc.	14,810	220,817
Hain Celestial Group, Inc. (The)*	8,417	309,325
Ingredion, Inc.	5,857	802,175
Lancaster Colony Corp.	1,584	213,096
Post Holdings, Inc.*	5,233	443,654
Snyder’s-Lance, Inc.	6,472	228,720
Tootsie Roll Industries, Inc.	1,461	55,649
TreeHouse Foods, Inc.*	4,592	435,000
WhiteWave Foods Co. (The)*	14,396	797,970
		3,634,913
Gas Utilities - 2.0%
Atmos Energy Corp.	8,319	613,110
National Fuel Gas Co.	6,911	394,342
New Jersey Resources Corp.	7,002	235,547
ONE Gas, Inc.	4,244	259,860
Questar Corp.	14,272	356,943
Southwest Gas Corp.	3,863	269,715
UGI Corp.	14,051	639,039
WGL Holdings, Inc.	4,096	257,393
		3,025,949
Health Care Equipment & Supplies - 3.6%
ABIOMED, Inc.*	3,199	377,290
Align Technology, Inc.*	5,937	551,547
Cooper Cos., Inc. (The)	3,942	732,897
Halyard Health, Inc.*	3,797	138,401
Hill-Rom Holdings, Inc.	4,629	274,546
IDEXX Laboratories, Inc.*	7,285	820,874
LivaNova plc*	3,474	208,509
ResMed, Inc.	11,425	761,933
STERIS plc	6,998	494,619
Teleflex, Inc.	3,547	649,420
West Pharmaceutical Services, Inc.	5,946	486,561
		5,496,597
Health Care Providers & Services - 1.6%
Amsurg Corp.*	4,399	285,583
Community Health Systems, Inc.*	9,177	98,010
LifePoint Health, Inc.*	3,533	199,968

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
MEDNAX, Inc.*	7,569	497,813
Molina Healthcare, Inc.*	3,361	180,855
Owens & Minor, Inc.	5,109	175,596
Tenet Healthcare Corp.*	8,080	193,112
VCA, Inc.*	6,576	465,647
WellCare Health Plans, Inc.*	3,601	405,833
		2,502,417
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	15,222	196,516

Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	4,533	243,467
Buffalo Wild Wings, Inc.*	1,532	248,490
Cheesecake Factory, Inc. (The)	3,631	186,670
Churchill Downs, Inc.	978	146,094
Cracker Barrel Old Country Store, Inc.	1,948	296,310
Domino’s Pizza, Inc.	4,081	610,395
Dunkin’ Brands Group, Inc.	7,457	365,020
International Speedway Corp., Class A	2,159	71,873
Jack in the Box, Inc.	2,648	263,370
Panera Bread Co., Class A*	1,855	402,813
Texas Roadhouse, Inc.	5,150	227,991
Wendy’s Co. (The)	17,350	176,797
		3,239,290
Household Durables - 1.5%
CalAtlantic Group, Inc.	6,068	221,421
Helen of Troy Ltd.*	2,258	203,988
KB Home	6,799	106,744
NVR, Inc.*	298	502,666
Tempur Sealy International, Inc.*	4,957	388,728
Toll Brothers, Inc.*	12,415	385,982
TRI Pointe Group, Inc.*	11,867	160,917
Tupperware Brands Corp.	4,109	269,263
		2,239,709
Household Products - 0.2%
Energizer Holdings, Inc.	5,031	248,632

Independent Power and Renewable Electricity Producers - 0.0%(b)
Talen Energy Corp.*	5,229	72,213

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	5,223	547,684

Insurance - 4.0%
Alleghany Corp.*	1,256	673,467
American Financial Group, Inc.	5,785	434,743
Aspen Insurance Holdings Ltd.	4,941	227,088
Brown & Brown, Inc.	9,457	354,354
CNO Financial Group, Inc.	14,573	236,811
Endurance Specialty Holdings Ltd.	5,043	332,082
Everest Re Group Ltd.	3,445	666,194
First American Financial Corp.	8,916	384,191
Genworth Financial, Inc., Class A*	40,560	191,849
Hanover Insurance Group, Inc. (The)	3,495	273,309
Kemper Corp.	3,911	146,467
Mercury General Corp.	2,967	161,108
Old Republic International Corp.	19,840	381,523
Primerica, Inc.	3,828	217,928
Reinsurance Group of America, Inc.	5,213	559,459
RenaissanceRe Holdings Ltd.	3,507	419,788
WR Berkley Corp.	7,981	473,832
		6,134,193
Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	2,595	108,419

Internet Software & Services - 0.5%
comScore, Inc.*	3,827	118,063
j2 Global, Inc.	3,764	256,592
Rackspace Hosting, Inc.*	8,696	273,489
WebMD Health Corp.*	3,148	162,342
		810,486
IT Services - 3.1%
Acxiom Corp.*	6,308	163,945
Broadridge Financial Solutions, Inc.	9,619	666,597
Computer Sciences Corp.	11,284	530,799
Convergys Corp.	7,851	234,195
CoreLogic, Inc.*	7,230	296,575
DST Systems, Inc.	2,538	308,392
Gartner, Inc.*	6,713	610,883
Jack Henry & Associates, Inc.	6,419	560,186
Leidos Holdings, Inc.	11,543	467,607
MAXIMUS, Inc.	5,281	310,629
NeuStar, Inc., Class A*	4,425	112,439
Science Applications International Corp.	3,348	213,636
WEX, Inc.*	3,149	312,727
		4,788,610
Leisure Products - 0.6%
Brunswick Corp.	7,375	339,176
Polaris Industries, Inc.	4,890	423,670
Vista Outdoor, Inc.*	4,942	196,790
		959,636
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A*	1,698	252,679
Bio-Techne Corp.	3,028	319,000
Charles River Laboratories International, Inc.*	3,839	319,443
Mettler-Toledo International, Inc.*	2,177	877,484
PAREXEL International Corp.*	4,303	292,733
		2,061,339
Machinery - 3.8%
AGCO Corp.	5,771	280,124
CLARCOR, Inc.	3,946	258,345
Crane Co.	4,032	259,338
Donaldson Co., Inc.	10,060	377,753
Graco, Inc.	4,525	333,357
IDEX Corp.	6,176	577,085
ITT, Inc.	7,331	265,235
Joy Global, Inc.	7,985	217,831
Kennametal, Inc.	6,484	181,293
Lincoln Electric Holdings, Inc.	5,095	323,838
Nordson Corp.	4,364	430,858
Oshkosh Corp.	5,970	321,962
Terex Corp.	8,885	215,728
Timken Co. (The)	5,608	189,943
Toro Co. (The)	4,478	435,038
Trinity Industries, Inc.	12,271	299,658
Wabtec Corp.	7,332	561,704
Woodward, Inc.	4,475	280,672
		5,809,762
Marine - 0.1%
Kirby Corp.*	4,383	228,354

Media - 1.1%
AMC Networks, Inc., Class A*	4,979	270,559
Cable One, Inc.	355	192,098
Cinemark Holdings, Inc.	8,602	332,467
John Wiley & Sons, Inc., Class A	3,926	228,218
Live Nation Entertainment, Inc.*	11,889	317,674
Meredith Corp.	3,061	162,356
New York Times Co. (The), Class A	10,032	129,814
Time, Inc.	8,281	116,762
		1,749,948

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Metals & Mining - 1.5%
Allegheny Technologies, Inc.	8,859	151,135
Carpenter Technology Corp.	3,791	137,538
Commercial Metals Co.	9,320	144,646
Compass Minerals International, Inc.	2,749	204,883
Reliance Steel & Aluminum Co.	5,886	424,263
Royal Gold, Inc.	5,313	389,549
Steel Dynamics, Inc.	19,819	487,944
United States Steel Corp.	13,448	261,429
Worthington Industries, Inc.	3,659	156,971
		2,358,358
Multiline Retail - 0.3%
Big Lots, Inc.	3,611	178,094
JC Penney Co., Inc.*	25,016	235,901
		413,995
Multi-Utilities - 0.6%
Black Hills Corp.	4,198	245,625
MDU Resources Group, Inc.	15,892	374,574
Vectren Corp.	6,738	329,556
		949,755
Oil, Gas & Consumable Fuels - 1.9%
CONSOL Energy, Inc.	18,663	340,413
Denbury Resources, Inc.*	32,346	99,626
Energen Corp.	7,898	454,135
Gulfport Energy Corp.*	10,199	291,692
HollyFrontier Corp.	14,305	370,213
QEP Resources, Inc.	19,264	367,942
SM Energy Co.	6,839	259,061
Western Refining, Inc.	6,529	164,270
World Fuel Services Corp.	5,763	256,915
WPX Energy, Inc.*	23,795	285,540
		2,889,807
Paper & Forest Products - 0.3%
Domtar Corp.	5,092	190,033
Louisiana-Pacific Corp.*	11,697	227,858
		417,891
Personal Products - 0.4%
Avon Products, Inc.	35,490	202,293
Edgewell Personal Care Co.*	4,830	386,448
		588,741
Pharmaceuticals - 0.4%
Akorn, Inc.*	7,172	193,070
Catalent, Inc.*	8,723	220,082
Prestige Brands Holdings, Inc.*	4,293	206,622
		619,774
Professional Services - 0.5%
CEB, Inc.	2,621	157,784
FTI Consulting, Inc.*	3,372	149,346
ManpowerGroup, Inc.	5,817	415,683
		722,813
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	3,746	150,327
Jones Lang LaSalle, Inc.	3,671	428,589
		578,916
Road & Rail - 0.7%
Genesee & Wyoming, Inc., Class A*	4,651	316,221
Landstar System, Inc.	3,444	238,428
Old Dominion Freight Line, Inc.*	5,567	395,981
Werner Enterprises, Inc.	3,635	83,896
		1,034,526
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc.*	52,300	387,020
Cree, Inc.*	8,172	196,210
Cypress Semiconductor Corp.	25,368	302,640
Fairchild Semiconductor International, Inc.*	9,242	183,916
Integrated Device Technology, Inc.*	10,874	218,458
Intersil Corp., Class A	10,983	216,804
Microsemi Corp.*	9,203	367,752
Silicon Laboratories, Inc.*	3,159	181,011
Synaptics, Inc.*	2,998	170,796
Teradyne, Inc.	16,532	348,164
		2,572,771
Software - 3.8%
ACI Worldwide, Inc.*	9,489	181,240
ANSYS, Inc.*	7,164	681,225
Cadence Design Systems, Inc.*	24,481	622,796
CDK Global, Inc.	12,639	732,809
CommVault Systems, Inc.*	3,346	172,453
Fair Isaac Corp.	2,537	324,584
Fortinet, Inc.*	11,873	429,090
Manhattan Associates, Inc.*	5,870	355,252
Mentor Graphics Corp.	8,183	196,474
PTC, Inc.*	9,327	397,983
Synopsys, Inc.*	12,354	732,469
Tyler Technologies, Inc.*	2,645	433,648
Ultimate Software Group, Inc. (The)*	2,350	491,009
		5,751,032
Specialty Retail - 1.8%
Aaron’s, Inc.	5,268	128,328
Abercrombie & Fitch Co., Class A	5,500	97,570
American Eagle Outfitters, Inc.	13,542	251,069
Ascena Retail Group, Inc.*	13,900	113,146
Cabela’s, Inc.*	3,944	193,217
Chico’s FAS, Inc.	10,790	136,817
CST Brands, Inc.	6,159	294,462
Dick’s Sporting Goods, Inc.	7,255	425,143
GameStop Corp., Class A	8,458	240,123
Guess?, Inc.	5,214	86,709
Murphy USA, Inc.*	3,013	220,311
Office Depot, Inc.	40,286	148,252
Restoration Hardware Holdings, Inc.*	3,073	103,652
Williams-Sonoma, Inc.	6,689	352,109
		2,790,908
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp.*	8,661	125,584
Diebold, Inc.	6,103	171,250
Lexmark International, Inc., Class A	5,097	182,524
NCR Corp.*	10,082	341,276
		820,634
Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	4,131	393,643
Deckers Outdoor Corp.*	2,606	170,302
Fossil Group, Inc.*	3,367	96,162
Kate Spade & Co.*	10,413	194,307
Skechers U.S.A., Inc., Class A*	10,814	262,888
		1,117,302
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	39,628	598,779
Washington Federal, Inc.	7,410	196,365
		795,144
Trading Companies & Distributors - 0.6%
GATX Corp.	3,328	145,933
MSC Industrial Direct Co., Inc., Class A	3,592	262,360
NOW, Inc.*	8,741	180,414
Watsco, Inc.	2,099	310,358
		899,065
Water Utilities - 0.3%
Aqua America, Inc.	14,424	438,634

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	7,705	214,738

TOTAL COMMON STOCKS (Cost $128,189,107)		125,082,966

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 7.9%

REPURCHASE AGREEMENT(c) - 1.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,585,188 (Cost $2,585,166)	2,585,166	2,585,166
U.S. TREASURY OBLIGATION - 6.2%
U.S. Treasury Bill
0.25%, 9/29/2016 (Cost $9,498,149)(d)	9,500,000	9,498,149
TOTAL SHORT-TERM INVESTMENTS (Cost $12,083,315)		12,083,315

Total Investments - 89.6% (Cost $140,272,422)		137,166,281
Other Assets Less Liabilities - 10.4%		15,997,861
Net assets - 100.0%		153,164,142

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $18,361,765.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(d)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,875,670
Aggregate gross unrealized depreciation	(12,555,323)
Net unrealized depreciation	$(3,679,653)
Federal income tax cost of investments	$140,845,934

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	45	9/16/2016	$7,034,400	$371,410

Cash collateral in the amount of $306,900 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$33,445,600	11/7/2016	Bank of America NA	0.51%	S&P MidCap 400®	$3,409,086
14,119,943	11/6/2017	Citibank NA	0.64%	S&P MidCap 400®	2,556,549
4,285,025	11/6/2017	Credit Suisse International	0.81%	S&P MidCap 400®	277,635
16,607,064	11/6/2017	Deutsche Bank AG	0.44%	SPDR® S&P MidCap 400® ETF Trust	489,407
21,766,273	11/6/2017	Deutsche Bank AG	0.54%	S&P MidCap 400®	181,101
17,219,289	11/6/2017	Goldman Sachs International	0.24%	SPDR® S&P MidCap 400® ETF Trust	1,590,597
28,204,357	1/8/2018	Goldman Sachs International	0.49%	S&P MidCap 400®	3,535,207
10,754,286	11/6/2017	Morgan Stanley & Co. International plc	0.71%	S&P MidCap 400®	872,411
11,425,346	11/6/2017	Societe Generale	0.81%	S&P MidCap 400®	973,857
16,379,378	11/7/2016	UBS AG	0.81%	S&P MidCap 400®	900,237
$174,206,561					$14,786,087

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 74.6%

Aerospace & Defense - 1.1%
AAR Corp.	2,520	62,017
Aerojet Rocketdyne Holdings, Inc.*	4,542	81,620
Aerovironment, Inc.*	1,561	38,619
American Science & Engineering, Inc.	544	20,019
Astronics Corp.*	1,472	65,960
Cubic Corp.	1,921	89,941
Curtiss-Wright Corp.	3,378	303,682
DigitalGlobe, Inc.*	4,815	130,438
Ducommun, Inc.*	793	18,826
Engility Holdings, Inc.*	1,375	41,250
Esterline Technologies Corp.*	2,255	173,522
KEYW Holding Corp. (The)*	2,736	27,278
KLX, Inc.*	4,028	150,406
Kratos Defense & Security Solutions, Inc.*	3,533	24,660
Mercury Systems, Inc.*	2,970	67,360
Moog, Inc., Class A*	2,438	143,818
National Presto Industries, Inc.	375	32,723
Sparton Corp.*	715	16,381
TASER International, Inc.*	3,981	107,805
Teledyne Technologies, Inc.*	2,609	279,528
Triumph Group, Inc.	3,760	119,794
Vectrus, Inc.*	815	27,498
		2,023,145
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	3,700	53,576
Atlas Air Worldwide Holdings, Inc.*	1,870	69,452
Echo Global Logistics, Inc.*	2,191	56,528
Forward Air Corp.	2,270	104,601
Hub Group, Inc., Class A*	2,556	104,157
Park-Ohio Holdings Corp.	649	23,935
Radiant Logistics, Inc.*	2,878	8,404
XPO Logistics, Inc.*	7,468	267,354
		688,007
Airlines - 0.3%
Allegiant Travel Co.	1,007	139,208
Hawaiian Holdings, Inc.*	4,021	188,906
SkyWest, Inc.	3,830	108,121
Virgin America, Inc.*	1,475	82,143
		518,378
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.*	5,848	100,235
Cooper Tire & Rubber Co.	4,223	143,540
Cooper-Standard Holding, Inc.*	1,131	112,025
Dana Holding Corp.	11,368	163,926
Dorman Products, Inc.*	2,022	127,527
Drew Industries, Inc.	1,810	184,348
Federal-Mogul Holdings Corp.*	2,340	21,364
Fox Factory Holding Corp.*	1,706	35,417
Gentherm, Inc.*	2,780	91,657
Horizon Global Corp.*	1,391	24,788
Metaldyne Performance Group, Inc.	1,146	18,187
Modine Manufacturing Co.*	3,590	38,449
Motorcar Parts of America, Inc.*	1,395	39,660
Spartan Motors, Inc.	2,535	24,995
Standard Motor Products, Inc.	1,638	73,399
Stoneridge, Inc.*	2,046	35,457
Strattec Security Corp.	265	11,101
Superior Industries International, Inc.	1,915	55,746
Tenneco, Inc.*	4,300	240,069
Tower International, Inc.	1,563	37,981
Unique Fabricating, Inc.	503	6,333
Workhorse Group, Inc.*	872	7,150
		1,593,354
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	2,044	49,199

Banks - 7.4%
1st Source Corp.	1,193	42,220
Access National Corp.	622	13,858
ACNB Corp.	454	12,349
Allegiance Bancshares, Inc.*	837	21,971
American National Bankshares, Inc.	626	16,758
Ameris Bancorp	2,596	90,393
Ames National Corp.	653	17,775
Arrow Financial Corp.	838	27,168
Atlantic Capital Bancshares, Inc.*	1,320	20,341
Banc of California, Inc.	3,721	83,053
BancFirst Corp.	597	40,954
Banco Latinoamericano de Comercio Exterior SA, Class E	2,308	66,678
Bancorp, Inc. (The)*	2,672	16,540
BancorpSouth, Inc.	6,604	164,440
Bank of Marin Bancorp	455	22,168
Bank of the Ozarks, Inc.	6,764	265,014
Bankwell Financial Group, Inc.	436	9,779
Banner Corp.	2,289	101,357
Bar Harbor Bankshares	453	16,670
Berkshire Hills Bancorp, Inc.	2,346	65,430
Blue Hills Bancorp, Inc.	1,879	27,715
BNC Bancorp	3,094	76,020
Boston Private Financial Holdings, Inc.	6,242	80,397
Bridge Bancorp, Inc.	1,275	38,008
Brookline Bancorp, Inc.	5,278	63,019
Bryn Mawr Bank Corp.	1,269	40,824
BSB Bancorp, Inc.*	615	14,883
C&F Financial Corp.	246	10,457
California First National Bancorp	179	2,685
Camden National Corp.	776	35,882
Capital Bank Financial Corp., Class A	1,511	47,309
Capital City Bank Group, Inc.	839	11,738
Cardinal Financial Corp.	2,396	64,333
Carolina Financial Corp.	780	16,731
Cascade Bancorp*	2,394	14,412
Cathay General Bancorp	5,662	177,900
CenterState Banks, Inc.	3,536	63,577
Central Pacific Financial Corp.	2,308	59,062
Central Valley Community Bancorp	667	10,245
Century Bancorp, Inc., Class A	227	9,961
Chemical Financial Corp.	2,917	134,853
Chemung Financial Corp.	239	7,022
Citizens & Northern Corp.	893	19,307
City Holding Co.	1,112	56,256
CNB Financial Corp.	1,055	21,258
CoBiz Financial, Inc.	2,836	37,237
Codorus Valley Bancorp, Inc.	588	12,236
Columbia Banking System, Inc.	4,428	146,301
Community Bank System, Inc.	3,283	155,778
Community Trust Bancorp, Inc.	1,161	42,794
CommunityOne Bancorp*	957	12,900
ConnectOne Bancorp, Inc.	2,165	38,515
County Bancorp, Inc.	367	7,707
CU Bancorp*	1,238	29,960
Customers Bancorp, Inc.*	1,856	49,629
CVB Financial Corp.	7,713	137,214
Eagle Bancorp, Inc.*	2,332	120,704
Enterprise Bancorp, Inc.	697	17,307
Enterprise Financial Services Corp.	1,463	45,060
Equity Bancshares, Inc., Class A*	385	9,313
Farmers Capital Bank Corp.	561	16,774
Farmers National Banc Corp.	1,895	18,893
FCB Financial Holdings, Inc., Class A*	2,284	87,477
Fidelity Southern Corp.	1,581	28,379
Financial Institutions, Inc.	1,057	28,412
First BanCorp/NC	1,501	30,095
First BanCorp/PR*	9,068	44,433
First Bancorp, Inc.	776	17,468

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
First Busey Corp.	2,360	55,106
First Business Financial Services, Inc.	615	14,010
First Citizens BancShares, Inc., Class A	578	164,678
First Commonwealth Financial Corp.	6,754	68,958
First Community Bancshares, Inc.	1,191	28,548
First Community Financial Partners, Inc.*	1,036	9,262
First Connecticut Bancorp, Inc.	1,065	18,659
First Financial Bancorp	4,673	101,871
First Financial Bankshares, Inc.	4,867	178,230
First Financial Corp.	763	31,191
First Financial Northwest, Inc.	693	9,085
First Foundation, Inc.*	1,006	25,200
First Internet Bancorp	396	9,445
First Interstate BancSystem, Inc., Class A	1,502	46,171
First Merchants Corp.	3,107	84,355
First Mid-Illinois Bancshares, Inc.	438	10,937
First Midwest Bancorp, Inc.	6,137	120,101
First NBC Bank Holding Co.*	1,193	15,581
First Northwest Bancorp*	846	11,133
First of Long Island Corp. (The)	1,086	35,621
Flushing Financial Corp.	2,118	49,116
FNB Corp.	16,028	200,190
Franklin Financial Network, Inc.*	714	24,811
Fulton Financial Corp.	13,116	189,657
German American Bancorp, Inc.	1,082	39,883
Glacier Bancorp, Inc.	5,812	174,011
Great Southern Bancorp, Inc.	818	34,430
Great Western Bancorp, Inc.	4,503	154,183
Green Bancorp, Inc.*	1,577	16,085
Guaranty Bancorp	1,144	21,141
Hancock Holding Co.	5,903	192,615
Hanmi Financial Corp.	2,392	62,742
Heartland Financial USA, Inc.	1,674	60,800
Heritage Commerce Corp.	1,989	22,854
Heritage Financial Corp.	2,248	41,543
Heritage Oaks Bancorp	1,828	14,752
Hilltop Holdings, Inc.*	5,721	129,523
Home BancShares, Inc.	9,228	215,935
HomeTrust Bancshares, Inc.*	1,261	24,110
Hope Bancorp, Inc.	9,784	168,285
Horizon Bancorp	997	27,926
IBERIABANK Corp.	3,124	214,837
Independent Bank Corp./MA	1,973	104,530
Independent Bank Corp./MI	1,552	25,313
Independent Bank Group, Inc.	847	37,200
International Bancshares Corp.	4,175	123,789
Investors Bancorp, Inc.	22,689	277,940
Lakeland Bancorp, Inc.	2,960	40,404
Lakeland Financial Corp.	1,838	65,874
LCNB Corp.	671	11,803
LegacyTexas Financial Group, Inc.	3,382	102,576
Live Oak Bancshares, Inc.	1,491	21,113
Macatawa Bank Corp.	2,016	15,684
MainSource Financial Group, Inc.	1,759	42,445
MB Financial, Inc.	5,337	209,104
MBT Financial Corp.	1,356	11,499
Mercantile Bank Corp.	1,212	32,482
Merchants Bancshares, Inc.	439	14,575
Middleburg Financial Corp.	358	10,196
Midland States Bancorp, Inc.	281	6,840
MidWestOne Financial Group, Inc.	629	18,757
MutualFirst Financial, Inc.	415	11,512
National Bank Holdings Corp., Class A	1,829	43,786
National Bankshares, Inc.	519	18,622
National Commerce Corp.*	645	17,363
NBT Bancorp, Inc.	3,233	104,394
Nicolet Bankshares, Inc.*	579	21,672
Northrim BanCorp, Inc.	513	13,184
OFG Bancorp	3,299	35,992
Old Line Bancshares, Inc.	638	12,339
Old National Bancorp	10,132	143,469
Old Second Bancorp, Inc.	2,191	17,879
Opus Bank	1,308	45,675
Orrstown Financial Services, Inc.	564	11,500
Pacific Continental Corp.	1,455	24,007
Pacific Mercantile Bancorp*	1,168	8,970
Pacific Premier Bancorp, Inc.*	2,074	55,977
Park National Corp.	1,014	96,989
Park Sterling Corp.	3,930	33,326
Peapack Gladstone Financial Corp.	1,199	23,956
Penns Woods Bancorp, Inc.	353	15,596
Peoples Bancorp, Inc.	1,225	29,118
Peoples Financial Services Corp.	524	20,143
People’s Utah Bancorp	990	19,483
Pinnacle Financial Partners, Inc.	3,286	186,283
Preferred Bank	926	32,456
Premier Financial Bancorp, Inc.	648	10,835
PrivateBancorp, Inc.	5,989	275,195
Prosperity Bancshares, Inc.	5,104	283,119
QCR Holdings, Inc.	907	28,317
Renasant Corp.	3,115	110,427
Republic Bancorp, Inc., Class A	737	23,591
Republic First Bancorp, Inc.*	2,564	10,512
S&T Bancorp, Inc.	2,604	74,865
Sandy Spring Bancorp, Inc.	1,794	56,565
Seacoast Banking Corp. of Florida*	2,258	37,144
ServisFirst Bancshares, Inc.	1,757	92,084
Shore Bancshares, Inc.	956	11,118
Sierra Bancorp	888	16,188
Simmons First National Corp., Class A	2,235	112,175
South State Corp.	1,803	137,042
Southern First Bancshares, Inc.*	437	12,385
Southern National Bancorp of Virginia, Inc.	854	10,607
Southside Bancshares, Inc.	1,869	61,397
Southwest Bancorp, Inc.	1,377	26,962
State Bank Financial Corp.	2,666	61,478
Sterling Bancorp	9,666	172,538
Stock Yards Bancorp, Inc.	1,620	51,694
Stonegate Bank	873	28,425
Suffolk Bancorp	873	30,861
Summit Financial Group, Inc.	635	12,338
Sun Bancorp, Inc.	818	18,683
Talmer Bancorp, Inc., Class A	4,460	103,740
Texas Capital Bancshares, Inc.*	3,522	184,975
Tompkins Financial Corp.	1,106	81,767
Towne Bank	4,261	101,369
TriCo Bancshares	1,542	41,696
TriState Capital Holdings, Inc.*	1,672	25,021
Triumph Bancorp, Inc.*	1,179	22,542
Trustmark Corp.	5,142	145,827
UMB Financial Corp.	3,424	208,179
Umpqua Holdings Corp.	16,854	276,743
Union Bankshares Corp.	3,307	92,034
Union Bankshares, Inc.	296	10,079
United Bankshares, Inc.	5,009	197,355
United Community Banks, Inc.	5,351	112,264
Univest Corp. of Pennsylvania	1,890	44,113
Valley National Bancorp	18,891	182,298
Veritex Holdings, Inc.*	630	10,805
Washington Trust Bancorp, Inc.	1,135	47,840
WashingtonFirst Bankshares, Inc.	616	15,320
Webster Financial Corp.	6,999	270,371
WesBanco, Inc.	2,700	88,371
West Bancorp, Inc.	1,210	23,752
Westamerica Bancorp	1,882	95,681
Wintrust Financial Corp.	3,926	218,207
Xenith Bankshares, Inc.	5,690	13,315
Yadkin Financial Corp.	3,804	99,284
Your Community Bankshares, Inc.	375	14,636
		13,180,871
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	673	122,923

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Coca-Cola Bottling Co. Consolidated	359	53,958
Craft Brew Alliance, Inc.*	964	19,135
MGP Ingredients, Inc.	956	38,183
National Beverage Corp.*	893	44,409
Primo Water Corp.*	1,610	18,644
		297,252
Biotechnology - 3.6%
Acceleron Pharma, Inc.*	2,089	62,691
Achillion Pharmaceuticals, Inc.*	8,932	73,778
Acorda Therapeutics, Inc.*	3,278	78,934
Adamas Pharmaceuticals, Inc.*	1,273	17,402
Aduro Biotech, Inc.*	2,704	38,099
Advaxis, Inc.*	2,732	31,500
Adverum Biotechnologies, Inc.*	1,754	6,279
Agenus, Inc.*	5,572	34,491
Aimmune Therapeutics, Inc.*	2,004	29,599
Akebia Therapeutics, Inc.*	2,739	22,268
Alder Biopharmaceuticals, Inc.*	3,571	117,736
AMAG Pharmaceuticals, Inc.*	2,659	63,364
Amicus Therapeutics, Inc.*	10,861	72,660
Anavex Life Sciences Corp.*	2,489	7,616
Anthera Pharmaceuticals, Inc.*	2,998	8,634
Applied Genetic Technologies Corp.*	968	12,371
Aptevo Therapeutics, Inc.*	1,238	3,367
Ardelyx, Inc.*	2,381	23,739
Arena Pharmaceuticals, Inc.*	18,692	28,973
Argos Therapeutics, Inc.*	1,098	5,435
ARIAD Pharmaceuticals, Inc.*	13,489	139,476
Array BioPharma, Inc.*	11,012	37,771
Arrowhead Pharmaceuticals, Inc.*	4,614	31,975
Asterias Biotherapeutics, Inc.*	1,729	4,824
Atara Biotherapeutics, Inc.*	1,771	34,605
Athersys, Inc.*	5,804	11,086
Avexis, Inc.*	369	13,040
Axovant Sciences Ltd.*	1,863	30,572
Bellicum Pharmaceuticals, Inc.*	1,598	27,518
BioCryst Pharmaceuticals, Inc.*	5,600	23,016
BioSpecifics Technologies Corp.*	412	15,075
BioTime, Inc.*	5,302	15,588
Bluebird Bio, Inc.*	2,824	139,336
Blueprint Medicines Corp.*	1,526	42,545
Cara Therapeutics, Inc.*	1,602	8,683
Celldex Therapeutics, Inc.*	7,285	24,186
Cellular Biomedicine Group, Inc.*	927	12,950
Cepheid*	5,543	190,236
ChemoCentryx, Inc.*	1,754	8,770
Chimerix, Inc.*	3,254	15,652
Cidara Therapeutics, Inc.*	818	9,464
Clovis Oncology, Inc.*	2,423	60,018
Coherus Biosciences, Inc.*	2,248	66,923
Concert Pharmaceuticals, Inc.*	1,257	12,218
Corvus Pharmaceuticals, Inc.*	253	3,453
Curis, Inc.*	8,507	14,972
Cytokinetics, Inc.*	2,581	31,153
CytomX Therapeutics, Inc.*	1,557	18,264
CytRx Corp.*	7,395	4,154
Dimension Therapeutics, Inc.*	932	5,536
Dynavax Technologies Corp.*	2,963	46,401
Eagle Pharmaceuticals, Inc.*	675	40,331
Edge Therapeutics, Inc.*	1,239	11,015
Editas Medicine, Inc.*	524	8,814
Eiger BioPharmaceuticals, Inc.*	318	4,745
Emergent BioSolutions, Inc.*	2,476	65,985
Enanta Pharmaceuticals, Inc.*	1,190	26,168
Epizyme, Inc.*	3,068	22,427
Esperion Therapeutics, Inc.*	1,091	11,750
Exact Sciences Corp.*	8,059	148,850
Exelixis, Inc.*	17,334	193,274
FibroGen, Inc.*	3,992	69,102
Five Prime Therapeutics, Inc.*	2,057	90,467
Flexion Therapeutics, Inc.*	1,771	29,540
Fortress Biotech, Inc.*	2,598	7,093
Foundation Medicine, Inc.*	1,026	21,054
Galena Biopharma, Inc.*	16,133	6,523
Genomic Health, Inc.*	1,424	37,693
Geron Corp.*	11,510	30,962
Global Blood Therapeutics, Inc.*	1,262	21,441
GlycoMimetics, Inc.*	911	6,751
Halozyme Therapeutics, Inc.*	8,312	81,458
Heron Therapeutics, Inc.*	2,422	45,049
Idera Pharmaceuticals, Inc.*	6,787	12,963
Ignyta, Inc.*	2,247	12,381
Immune Design Corp.*	853	6,014
ImmunoGen, Inc.*	6,422	18,046
Immunomedics, Inc.*	6,653	18,429
Infinity Pharmaceuticals, Inc.*	3,745	5,692
Inotek Pharmaceuticals Corp.*	1,331	9,450
Inovio Pharmaceuticals, Inc.*	5,059	46,391
Insmed, Inc.*	4,721	61,137
Insys Therapeutics, Inc.*	1,791	25,558
Intellia Therapeutics, Inc.*	532	10,347
Invitae Corp.*	1,734	13,612
Ironwood Pharmaceuticals, Inc.*	9,863	131,572
Karyopharm Therapeutics, Inc.*	1,801	17,920
Keryx Biopharmaceuticals, Inc.*	6,019	24,678
Kite Pharma, Inc.*	2,987	172,111
La Jolla Pharmaceutical Co.*	1,061	17,347
Lexicon Pharmaceuticals, Inc.*	3,222	44,721
Ligand Pharmaceuticals, Inc.*	1,452	150,006
Lion Biotechnologies, Inc.*	4,053	32,262
Loxo Oncology, Inc.*	1,017	28,008
MacroGenics, Inc.*	2,430	72,438
MannKind Corp.*	24,721	19,802
Medgenics, Inc.*	2,072	11,603
MediciNova, Inc.*	2,264	13,335
Merrimack Pharmaceuticals, Inc.*	9,304	42,984
MiMedx Group, Inc.*	7,794	56,429
Minerva Neurosciences, Inc.*	1,449	17,707
Mirati Therapeutics, Inc.*	968	4,888
Momenta Pharmaceuticals, Inc.*	4,954	59,547
Myriad Genetics, Inc.*	5,147	104,793
NantKwest, Inc.*	1,271	10,282
Natera, Inc.*	1,988	19,781
NewLink Genetics Corp.*	1,649	16,787
Novavax, Inc.*	20,585	140,801
OncoMed Pharmaceuticals, Inc.*	1,618	16,164
Ophthotech Corp.*	2,325	122,783
Organovo Holdings, Inc.*	6,563	25,333
Osiris Therapeutics, Inc.*	1,515	7,590
Otonomy, Inc.*	1,832	30,136
OvaScience, Inc.*	2,393	14,573
PDL BioPharma, Inc.	12,596	36,654
Pfenex, Inc.*	1,388	10,035
PharmAthene, Inc.*	4,750	12,350
Portola Pharmaceuticals, Inc.*	3,755	76,452
Progenics Pharmaceuticals, Inc.*	5,307	33,328
Proteostasis Therapeutics, Inc.*	483	6,912
Prothena Corp. plc*	2,648	132,347
PTC Therapeutics, Inc.*	2,535	20,812
Puma Biotechnology, Inc.*	1,882	111,320
Radius Health, Inc.*	2,406	131,945
Raptor Pharmaceutical Corp.*	6,520	48,574
REGENXBIO, Inc.*	1,544	18,080
Regulus Therapeutics, Inc.*	2,957	9,374
Repligen Corp.*	2,574	79,768
Retrophin, Inc.*	2,761	44,231
Rigel Pharmaceuticals, Inc.*	7,099	23,924
Sage Therapeutics, Inc.*	2,019	75,046
Sangamo BioSciences, Inc.*	5,293	22,707
Sarepta Therapeutics, Inc.*	3,258	84,936
Seres Therapeutics, Inc.*	1,359	14,229
Sorrento Therapeutics, Inc.*	1,923	12,807
Spark Therapeutics, Inc.*	1,457	82,437
Spectrum Pharmaceuticals, Inc.*	5,908	31,371
Stemline Therapeutics, Inc.*	1,285	10,511
Syndax Pharmaceuticals, Inc.*	359	5,091

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Synergy Pharmaceuticals, Inc.*	13,831	65,421
Synthetic Biologics, Inc.*	5,770	9,463
T2 Biosystems, Inc.*	1,114	7,397
TESARO, Inc.*	2,044	173,106
TG Therapeutics, Inc.*	2,808	17,831
Tobira Therapeutics, Inc.*	675	3,314
Tokai Pharmaceuticals, Inc.*	756	832
Trevena, Inc.*	3,410	23,120
Trovagene, Inc.*	2,148	10,547
Ultragenyx Pharmaceutical, Inc.*	2,746	181,016
Vanda Pharmaceuticals, Inc.*	2,794	42,972
Versartis, Inc.*	2,083	25,829
Vitae Pharmaceuticals, Inc.*	2,004	13,848
Vital Therapies, Inc.*	1,805	10,343
Voyager Therapeutics, Inc.*	895	10,892
vTv Therapeutics, Inc., Class A*	582	3,288
XBiotech, Inc.*	1,333	17,302
Xencor, Inc.*	2,452	51,811
Zafgen, Inc.*	1,742	5,209
ZIOPHARM Oncology, Inc.*	9,265	46,974
		6,341,045
Building Products - 0.9%
AAON, Inc.	3,080	87,164
Advanced Drainage Systems, Inc.	2,648	61,248
American Woodmark Corp.*	1,054	91,698
Apogee Enterprises, Inc.	2,165	104,786
Armstrong Flooring, Inc.*	1,784	36,786
Builders FirstSource, Inc.*	6,393	87,840
Caesarstone Ltd.*	1,817	71,444
Continental Building Products, Inc.*	2,686	59,656
CSW Industrials, Inc.*	1,099	35,476
Gibraltar Industries, Inc.*	2,404	91,737
Griffon Corp.	2,306	39,479
Insteel Industries, Inc.	1,336	44,489
Masonite International Corp.*	2,315	154,480
NCI Building Systems, Inc.*	2,074	31,400
Patrick Industries, Inc.*	1,106	70,817
PGT, Inc.*	3,643	43,388
Ply Gem Holdings, Inc.*	1,678	23,442
Quanex Building Products Corp.	2,610	50,451
Simpson Manufacturing Co., Inc.	3,165	138,880
Trex Co., Inc.*	2,249	139,303
Universal Forest Products, Inc.	1,511	164,926
		1,628,890
Capital Markets - 1.1%
Actua Corp.*	2,742	27,914
Arlington Asset Investment Corp., Class A	1,719	25,579
Associated Capital Group, Inc., Class A	343	11,285
B. Riley Financial, Inc.	708	6,740
BGC Partners, Inc., Class A	16,601	145,591
BlackRock Capital Investment Corp.	2	17
Calamos Asset Management, Inc., Class A	1,286	8,989
Cohen & Steers, Inc.	1,593	67,113
Cowen Group, Inc., Class A*	7,789	29,209
Diamond Hill Investment Group, Inc.	231	43,740
Evercore Partners, Inc., Class A	2,977	152,541
FBR & Co.	443	6,260
Fifth Street Asset Management, Inc.	388	2,375
Financial Engines, Inc.	4,078	130,374
GAIN Capital Holdings, Inc.	2,843	18,280
GAMCO Investors, Inc., Class A	334	10,244
Greenhill & Co., Inc.	2,118	48,587
Hennessy Advisors, Inc.	220	7,480
Hercules Capital, Inc.	6	82
HFF, Inc., Class A	2,736	73,352
Houlihan Lokey, Inc.	930	23,027
INTL. FCStone, Inc.*	1,149	41,387
Investment Technology Group, Inc.	2,510	38,604
Janus Capital Group, Inc.	11,013	163,763
KCG Holdings, Inc., Class A*	4,000	57,800
Ladenburg Thalmann Financial Services, Inc.*	7,706	17,647
Manning & Napier, Inc.	1,139	8,747
Medley Management, Inc., Class A	434	3,155
Moelis & Co., Class A	1,417	38,188
OM Asset Management plc	3,059	41,296
Oppenheimer Holdings, Inc., Class A	755	12,133
Piper Jaffray Cos.*	1,105	49,040
PJT Partners, Inc., Class A	1,351	33,329
Prospect Capital Corp.	3	26
Pzena Investment Management, Inc., Class A	1,114	8,645
Safeguard Scientifics, Inc.*	1,535	21,643
Silvercrest Asset Management Group, Inc., Class A	536	6,641
Stifel Financial Corp.*	4,892	192,518
Value Line, Inc.	89	1,586
Virtu Financial, Inc., Class A	1,921	31,331
Virtus Investment Partners, Inc.	446	40,675
Waddell & Reed Financial, Inc., Class A	6,055	112,623
Walter Investment Management Corp.*	1,423	5,379
Westwood Holdings Group, Inc.	609	30,480
Wins Finance Holdings, Inc.*	107	2,719
WisdomTree Investments, Inc.	8,764	92,022
		1,890,156
Chemicals - 1.8%
A Schulman, Inc.	2,192	55,896
AgroFresh Solutions, Inc.*	1,678	10,186
American Vanguard Corp.	2,152	36,261
Balchem Corp.	2,399	168,002
Calgon Carbon Corp.	3,841	55,695
Chase Corp.	538	34,631
Chemours Co. (The)	13,974	184,317
Chemtura Corp.*	4,858	145,691
Codexis, Inc.*	2,552	10,642
Ferro Corp.*	6,346	84,656
Flotek Industries, Inc.*	4,174	64,697
FutureFuel Corp.	1,902	22,234
GCP Applied Technologies, Inc.*	5,408	158,238
Hawkins, Inc.	733	32,017
HB Fuller Co.	3,823	181,516
Ingevity Corp.*	3,248	144,146
Innophos Holdings, Inc.	1,474	62,232
Innospec, Inc.	1,800	106,704
KMG Chemicals, Inc.	687	19,277
Koppers Holdings, Inc.*	1,551	50,625
Kraton Performance Polymers, Inc.*	2,257	81,387
Kronos Worldwide, Inc.	1,678	14,917
LSB Industries, Inc.*	1,573	18,876
Minerals Technologies, Inc.	2,643	186,517
Olin Corp.	12,632	273,357
OMNOVA Solutions, Inc.*	3,239	32,390
PolyOne Corp.	6,400	220,608
Quaker Chemical Corp.	986	98,600
Rayonier Advanced Materials, Inc.	3,282	40,369
Sensient Technologies Corp.	3,395	248,616
Stepan Co.	1,497	105,179
TerraVia Holdings, Inc.*	5,988	15,868
Trecora Resources*	1,512	16,511
Tredegar Corp.	1,938	36,512
Trinseo SA	2,191	126,771
Tronox Ltd., Class A	4,916	44,883
Valhi, Inc.	1,914	4,881
		3,193,905
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	4,252	163,404
ACCO Brands Corp.*	8,105	81,050
Aqua Metals, Inc.*	819	7,568
ARC Document Solutions, Inc.*	3,131	10,583
Brady Corp., Class A	3,488	116,813
Brink’s Co. (The)	3,435	125,378

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Casella Waste Systems, Inc., Class A*	2,947	26,788
CECO Environmental Corp.	2,231	24,519
CompX International, Inc.	122	1,469
Deluxe Corp.	3,729	254,206
Ennis, Inc.	1,951	32,348
Essendant, Inc.	2,841	55,030
G&K Services, Inc., Class A	1,494	145,411
Healthcare Services Group, Inc.	5,368	216,706
Heritage-Crystal Clean, Inc.*	973	13,437
Herman Miller, Inc.	4,566	164,696
HNI Corp.	3,456	192,983
InnerWorkings, Inc.*	2,930	25,989
Interface, Inc.	4,933	87,215
Kimball International, Inc., Class B	2,815	35,047
Knoll, Inc.	3,665	96,976
Matthews International Corp., Class A	2,438	149,961
McGrath RentCorp	1,789	57,194
Mobile Mini, Inc.	3,378	101,002
MSA Safety, Inc.	2,369	137,994
Multi-Color Corp.	1,036	69,236
NL Industries, Inc.*	635	3,747
Quad/Graphics, Inc.	2,211	59,896
SP Plus Corp.*	1,317	32,925
Steelcase, Inc., Class A	6,564	98,066
Team, Inc.*	2,203	69,989
Tetra Tech, Inc.	4,407	155,567
TRC Cos., Inc.*	1,418	10,805
UniFirst Corp.	1,152	147,905
US Ecology, Inc.	1,665	74,692
Viad Corp.	1,534	54,856
VSE Corp.	657	21,622
West Corp.	3,295	77,202
		3,200,275
Communications Equipment - 1.4%
ADTRAN, Inc.	3,747	68,870
Aerohive Networks, Inc.*	1,826	12,106
Applied Optoelectronics, Inc.*	1,258	21,197
Bel Fuse, Inc., Class B	706	16,217
Black Box Corp.	1,143	15,945
CalAmp Corp.*	2,729	39,789
Calix, Inc.*	3,147	23,414
Ciena Corp.*	10,472	224,624
Clearfield, Inc.*	873	15,819
Comtech Telecommunications Corp.	1,721	22,184
Digi International, Inc.*	1,976	22,665
EMCORE Corp.	1,992	9,880
Extreme Networks, Inc.*	7,880	30,968
Finisar Corp.*	8,199	173,655
Harmonic, Inc.*	5,830	25,302
Infinera Corp.*	10,714	91,926
InterDigital, Inc.	2,642	188,665
Ixia*	4,893	56,416
KVH Industries, Inc.*	1,151	9,899
Lumentum Holdings, Inc.*	3,852	135,282
NETGEAR, Inc.*	2,469	140,733
NetScout Systems, Inc.*	6,833	202,120
Oclaro, Inc.*	7,524	59,289
Plantronics, Inc.	2,531	128,195
Polycom, Inc.*	10,381	129,140
ShoreTel, Inc.*	5,130	41,143
Silicom Ltd.	428	17,510
Sonus Networks, Inc.*	3,637	31,351
Ubiquiti Networks, Inc.*	1,978	101,669
ViaSat, Inc.*	3,390	254,386
Viavi Solutions, Inc.*	17,889	139,176
		2,449,535
Construction & Engineering - 0.7%
Aegion Corp.*	2,664	49,337
Ameresco, Inc., Class A*	1,620	7,744
Argan, Inc.	1,020	48,766
Comfort Systems USA, Inc.	2,828	80,287
Dycom Industries, Inc.*	2,330	189,010
EMCOR Group, Inc.	4,619	264,484
Granite Construction, Inc.	3,013	144,624
Great Lakes Dredge & Dock Corp.*	4,504	17,385
HC2 Holdings, Inc.*	2,545	12,191
IES Holdings, Inc.*	597	9,892
Layne Christensen Co.*	1,380	12,406
MasTec, Inc.*	5,049	148,693
MYR Group, Inc.*	1,142	33,118
NV5 Global, Inc.*	559	17,089
Orion Group Holdings Ltd.*	2,053	12,236
Primoris Services Corp.	3,069	58,986
Tutor Perini Corp.*	2,879	66,764
		1,173,012
Construction Materials - 0.2%
Headwaters, Inc.*	5,547	100,567
Summit Materials, Inc., Class A*	5,808	114,650
United States Lime & Minerals, Inc.	150	9,619
US Concrete, Inc.*	1,091	57,845
		282,681
Consumer Finance - 0.4%
Cash America International, Inc.	1,823	79,355
Encore Capital Group, Inc.*	1,816	39,153
Enova International, Inc.*	2,021	19,381
EZCORP, Inc., Class A*	3,860	39,951
FirstCash, Inc.	2,097	108,457
Green Dot Corp., Class A*	3,254	75,493
LendingClub Corp.*	25,079	135,677
Nelnet, Inc., Class A	1,542	54,587
PRA Group, Inc.*	3,514	112,378
Regional Management Corp.*	806	17,426
World Acceptance Corp.*	461	22,179
		704,037
Containers & Packaging - 0.1%
AEP Industries, Inc.	308	34,065
Greif, Inc., Class A	1,952	83,214
Greif, Inc., Class B	436	24,416
Multi Packaging Solutions International Ltd.*	1,616	22,656
Myers Industries, Inc.	1,654	23,735
UFP Technologies, Inc.*	489	12,147
		200,233
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,483	132,877
Weyco Group, Inc.	497	12,683
		145,560
Diversified Consumer Services - 0.7%
American Public Education, Inc.*	1,181	24,411
Apollo Education Group, Inc.*	6,512	57,762
Ascent Capital Group, Inc., Class A*	778	18,057
Bridgepoint Education, Inc.*	1,361	9,867
Bright Horizons Family Solutions, Inc.*	3,349	228,268
Cambium Learning Group, Inc.*	1,023	4,921
Capella Education Co.	862	50,789
Career Education Corp.*	5,097	33,334
Carriage Services, Inc.	1,127	26,417
Chegg, Inc.*	6,137	41,302
Collectors Universe, Inc.	570	10,910
DeVry Education Group, Inc.	4,770	109,901
Grand Canyon Education, Inc.*	3,428	142,365
Houghton Mifflin Harcourt Co.*	9,458	150,855
K12, Inc.*	2,577	30,795
Liberty Tax, Inc.	519	7,053
LifeLock, Inc.*	6,445	107,245
Regis Corp.*	2,832	35,598
Sotheby’s	3,756	148,925
Strayer Education, Inc.*	804	39,139
Weight Watchers International, Inc.*	2,115	22,229
		1,300,143
Diversified Financial Services - 0.1%
BBX Capital Corp.*	230	4,561

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FNFV Group*	5,016	64,656
Marlin Business Services Corp.	631	11,863
NewStar Financial, Inc.*	1,869	21,064
On Deck Capital, Inc.*	3,658	23,155
PICO Holdings, Inc.*	1,668	18,381
Resource America, Inc., Class A	897	8,755
Tiptree Financial, Inc.	1,743	9,517
		161,952
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	804	52,533
Cincinnati Bell, Inc.*	16,041	67,051
Cogent Communications Holdings, Inc.	3,169	112,626
Consolidated Communications Holdings, Inc.	3,788	91,101
FairPoint Communications, Inc.*	1,618	22,555
General Communication, Inc., Class A*	2,207	30,677
Globalstar, Inc.*	28,441	44,368
Hawaiian Telcom Holdco, Inc.*	459	10,272
IDT Corp., Class B	1,323	19,700
Inteliquent, Inc.	2,486	41,367
Intelsat SA*	2,409	6,504
Iridium Communications, Inc.*	6,288	52,379
Lumos Networks Corp.*	1,442	19,828
ORBCOMM, Inc.*	4,928	49,034
pdvWireless, Inc.*	745	19,065
Straight Path Communications, Inc., Class B*	730	17,301
Teligent, Inc.*	3,156	23,418
Vonage Holdings Corp.*	14,569	84,646
Windstream Holdings, Inc.	7,321	62,302
		826,727
Electric Utilities - 0.9%
ALLETE, Inc.	3,787	224,569
El Paso Electric Co.	3,082	140,817
Empire District Electric Co. (The)	3,366	113,838
Genie Energy Ltd., Class B*	983	6,271
IDACORP, Inc.	3,854	293,174
MGE Energy, Inc.	2,667	146,525
Otter Tail Corp.	2,895	99,125
PNM Resources, Inc.	6,099	193,887
Portland General Electric Co.	6,827	287,485
Spark Energy, Inc., Class A	373	10,813
		1,516,504
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	472	10,634
American Superconductor Corp.*	894	6,329
AZZ, Inc.	1,975	131,199
Babcock & Wilcox Enterprises, Inc.*	3,486	56,996
Encore Wire Corp.	1,541	59,668
Energous Corp.*	1,130	20,340
EnerSys	3,323	233,873
FuelCell Energy, Inc.*	2,189	11,295
Generac Holdings, Inc.*	4,984	185,903
General Cable Corp.	3,698	59,649
LSI Industries, Inc.	1,813	18,366
Plug Power, Inc.*	13,770	21,343
Powell Industries, Inc.	663	26,354
Power Solutions International, Inc.*	365	4,249
Preformed Line Products Co.	191	8,377
Sunrun, Inc.*	4,822	29,318
Thermon Group Holdings, Inc.*	2,438	45,908
Vicor Corp.*	1,257	13,714
		943,515
Electronic Equipment, Instruments & Components - 2.0%
Agilysys, Inc.*	1,154	12,752
Anixter International, Inc.*	2,211	141,371
AVX Corp.	3,548	48,749
Badger Meter, Inc.	1,070	70,609
Belden, Inc.	3,197	238,464
Benchmark Electronics, Inc.*	3,773	91,005
Coherent, Inc.*	1,845	194,057
Control4 Corp.*	1,532	16,929
CTS Corp.	2,388	46,041
Daktronics, Inc.	2,797	26,655
DTS, Inc.	1,329	44,468
Electro Scientific Industries, Inc.*	2,096	11,675
ePlus, Inc.*	482	43,626
Fabrinet*	2,658	103,184
FARO Technologies, Inc.*	1,265	41,239
II-VI, Inc.*	4,538	96,160
Insight Enterprises, Inc.*	2,797	85,588
InvenSense, Inc.*	6,234	46,381
Itron, Inc.*	2,550	121,456
Kimball Electronics, Inc.*	2,141	25,949
Knowles Corp.*	6,733	93,589
Littelfuse, Inc.	1,688	214,038
Maxwell Technologies, Inc.*	2,401	12,173
Mesa Laboratories, Inc.	229	25,730
Methode Electronics, Inc.	2,781	101,924
MTS Systems Corp.	1,277	63,531
Novanta, Inc.*	2,411	40,722
OSI Systems, Inc.*	1,335	89,525
Park Electrochemical Corp.	1,473	24,363
PC Connection, Inc.	865	22,551
Plexus Corp.*	2,543	117,359
Radisys Corp.*	2,716	13,336
Rofin-Sinar Technologies, Inc.*	2,061	65,973
Rogers Corp.*	1,374	76,820
Sanmina Corp.*	5,602	147,221
ScanSource, Inc.*	1,915	65,512
SYNNEX Corp.	2,229	236,653
Systemax, Inc.	877	7,104
Tech Data Corp.*	2,669	198,147
TTM Technologies, Inc.*	5,526	59,294
Universal Display Corp.*	3,163	182,157
Vishay Intertechnology, Inc.	10,403	147,306
Vishay Precision Group, Inc.*	922	14,079
		3,525,465
Energy Equipment & Services - 0.7%
Archrock, Inc.	5,305	58,461
Atwood Oceanics, Inc.	4,644	36,688
Bristow Group, Inc.	2,562	29,232
CARBO Ceramics, Inc.	1,484	18,595
Dawson Geophysical Co.*	1,538	11,089
Era Group, Inc.*	1,490	10,862
Exterran Corp.*	2,415	34,124
Fairmount Santrol Holdings, Inc.*	5,950	44,209
Forum Energy Technologies, Inc.*	4,578	80,435
Geospace Technologies Corp.*	994	17,564
Helix Energy Solutions Group, Inc.*	7,677	57,578
Hornbeck Offshore Services, Inc.*	2,480	13,566
Independence Contract Drilling, Inc.*	2,285	11,516
Matrix Service Co.*	2,027	37,479
McDermott International, Inc.*	18,432	96,399
Natural Gas Services Group, Inc.*	940	22,222
Newpark Resources, Inc.*	6,323	44,640
Oil States International, Inc.*	3,904	121,102
Parker Drilling Co.*	9,214	19,810
PHI, Inc. (Non-Voting)*	895	16,674
Pioneer Energy Services Corp.*	4,864	16,197
RigNet, Inc.*	964	12,166
SEACOR Holdings, Inc.*	1,216	71,477
Seadrill Ltd.*	28,829	69,478
Tesco Corp.	3,525	24,005
TETRA Technologies, Inc.*	6,887	41,666
Tidewater, Inc.	3,608	11,798
Unit Corp.*	3,859	65,950
US Silica Holdings, Inc.	4,881	191,579
Willbros Group, Inc.*	3,297	6,396
		1,292,957

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 6.2%
Acadia Realty Trust	6,095	225,149
Agree Realty Corp.	1,735	83,263
Alexander’s, Inc.	162	69,662
Altisource Residential Corp.	3,990	43,770
American Assets Trust, Inc.	2,982	132,103
Armada Hoffler Properties, Inc.	2,538	34,974
Ashford Hospitality Prime, Inc.	1,765	27,375
Ashford Hospitality Trust, Inc.	5,960	41,541
Bluerock Residential Growth REIT, Inc.	1,431	19,175
CareTrust REIT, Inc.	4,389	65,221
CatchMark Timber Trust, Inc., Class A	2,961	34,644
CBL & Associates Properties, Inc.	12,871	183,669
Cedar Realty Trust, Inc.	6,293	47,638
Chatham Lodging Trust	2,861	59,309
Chesapeake Lodging Trust	4,532	115,475
City Office REIT, Inc.	1,644	21,306
Colony Starwood Homes	4,958	153,698
Community Healthcare Trust, Inc.	961	22,074
CorEnergy Infrastructure Trust, Inc.	911	26,814
CoreSite Realty Corp.	2,556	199,419
Cousins Properties, Inc.	15,845	174,612
DiamondRock Hospitality Co.	15,312	162,154
DuPont Fabros Technology, Inc.	5,689	241,214
Easterly Government Properties, Inc.	2,481	48,355
EastGroup Properties, Inc.	2,409	176,772
Education Realty Trust, Inc.	5,605	253,963
Farmland Partners, Inc.	888	10,345
FelCor Lodging Trust, Inc.	10,397	73,923
First Industrial Realty Trust, Inc.	8,858	254,845
First Potomac Realty Trust	4,422	44,530
Four Corners Property Trust, Inc.	4,607	95,411
Franklin Street Properties Corp.	7,965	100,040
GEO Group, Inc. (The)	5,663	113,487
Getty Realty Corp.	1,998	47,013
Gladstone Commercial Corp.	1,703	30,654
Global Net Lease, Inc.	13,008	107,966
Government Properties Income Trust	5,347	124,585
Gramercy Property Trust	32,218	311,870
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,100	74,338
Healthcare Realty Trust, Inc.	8,706	305,232
Hersha Hospitality Trust	3,157	61,688
Hudson Pacific Properties, Inc.	7,134	238,775
Independence Realty Trust, Inc.	3,076	29,068
InfraREIT, Inc.	3,037	57,399
Investors Real Estate Trust	9,238	61,340
Kite Realty Group Trust	6,305	182,088
Ladder Capital Corp.	2,921	38,791
LaSalle Hotel Properties	8,138	228,352
Lexington Realty Trust	17,534	189,192
LTC Properties, Inc.	2,874	149,218
Mack-Cali Realty Corp.	6,808	188,990
Medical Properties Trust, Inc.	18,087	276,188
Monmouth Real Estate Investment Corp.	4,809	67,326
Monogram Residential Trust, Inc.	12,845	135,129
National Health Investors, Inc.	2,842	228,156
National Storage Affiliates Trust	2,678	54,390
New Residential Investment Corp.	18,536	265,992
New Senior Investment Group, Inc.	5,820	72,110
New York REIT, Inc.	12,602	121,735
NexPoint Residential Trust, Inc.	1,369	28,626
NorthStar Realty Europe Corp.	4,547	46,561
One Liberty Properties, Inc.	1,007	24,420
Parkway Properties, Inc.	6,115	110,070
Pebblebrook Hotel Trust	5,453	163,808
Pennsylvania Real Estate Investment Trust	5,209	130,694
Physicians Realty Trust	10,305	220,630
Potlatch Corp.	3,098	117,321
Preferred Apartment Communities, Inc., Class A	1,729	23,929
PS Business Parks, Inc.	1,503	166,502
QTS Realty Trust, Inc., Class A	3,570	193,458
Ramco-Gershenson Properties Trust	6,007	116,716
Retail Opportunity Investments Corp.	8,203	183,009
Rexford Industrial Realty, Inc.	5,002	111,695
RLJ Lodging Trust	9,299	217,039
Ryman Hospitality Properties, Inc.	3,314	178,823
Sabra Health Care REIT, Inc.	4,926	125,514
Saul Centers, Inc.	732	48,517
Select Income REIT	4,836	131,974
Seritage Growth Properties, Class A	1,903	84,684
Silver Bay Realty Trust Corp.	2,535	48,241
STAG Industrial, Inc.	5,242	130,159
Summit Hotel Properties, Inc.	6,600	94,380
Sunstone Hotel Investors, Inc.	16,578	230,268
Terreno Realty Corp.	3,445	92,188
Tier REIT, Inc.	3,641	58,329
UMH Properties, Inc.	1,859	22,011
United Development Funding IV(c)	2,376	1,901
Universal Health Realty Income Trust	947	58,326
Urban Edge Properties	6,845	196,178
Urstadt Biddle Properties, Inc., Class A	2,231	50,666
Washington Prime Group, Inc.	14,169	194,682
Washington Real Estate Investment Trust	5,600	182,000
Whitestone REIT	1,995	28,908
Xenia Hotels & Resorts, Inc.	7,888	132,834
		10,948,576
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	2,049	75,711
Chefs’ Warehouse, Inc. (The)*	1,475	16,254
Ingles Markets, Inc., Class A	1,066	40,327
Natural Grocers by Vitamin Cottage, Inc.*	693	8,559
Performance Food Group Co.*	2,855	73,374
PriceSmart, Inc.	1,528	127,634
Smart & Final Stores, Inc.*	1,763	22,531
SpartanNash Co.	2,816	90,168
SUPERVALU, Inc.*	20,275	111,107
United Natural Foods, Inc.*	3,783	172,505
Village Super Market, Inc., Class A	557	17,818
Weis Markets, Inc.	731	37,237
		793,225
Food Products - 1.1%
Alico, Inc.	243	6,823
Amplify Snack Brands, Inc.*	2,229	37,737
B&G Foods, Inc.	5,013	238,017
Calavo Growers, Inc.	1,180	69,561
Cal-Maine Foods, Inc.	2,359	108,372
Darling Ingredients, Inc.*	12,525	176,352
Dean Foods Co.	6,986	120,229
Farmer Brothers Co.*	617	19,756
Fresh Del Monte Produce, Inc.	2,465	143,389
Freshpet, Inc.*	1,703	17,899
Inventure Foods, Inc.*	1,446	14,012
J&J Snack Foods Corp.	1,145	139,690
John B Sanfilippo & Son, Inc.	649	33,372
Lancaster Colony Corp.	1,432	192,647
Landec Corp.*	2,039	26,425
Lifeway Foods, Inc.*	357	4,427
Limoneira Co.	894	14,849
Omega Protein Corp.*	1,667	42,025
Sanderson Farms, Inc.	1,525	146,751
Seaboard Corp.*	20	64,700
Seneca Foods Corp., Class A*	499	14,721
Snyder’s-Lance, Inc.	6,140	216,988
Tootsie Roll Industries, Inc.	1,313	50,012
		1,898,754

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	1,118	71,161
Delta Natural Gas Co., Inc.	521	12,962
New Jersey Resources Corp.	6,546	220,207
Northwest Natural Gas Co.	2,071	123,701
ONE Gas, Inc.	3,974	243,328
South Jersey Industries, Inc.	6,091	180,781
Southwest Gas Corp.	3,611	252,120
Spire, Inc.	3,410	220,627
WGL Holdings, Inc.	3,850	241,934
		1,566,821
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc.	1,672	83,834
Accuray, Inc.*	6,077	32,390
Analogic Corp.	949	84,461
AngioDynamics, Inc.*	2,057	34,023
Anika Therapeutics, Inc.*	1,074	50,736
AtriCure, Inc.*	2,396	36,875
Atrion Corp.	104	46,999
Avinger, Inc.*	1,405	5,732
AxoGen, Inc.*	1,839	16,569
Cantel Medical Corp.	2,732	206,567
Cardiovascular Systems, Inc.*	2,429	59,438
Cerus Corp.*	7,721	48,874
ConforMIS, Inc.*	2,726	21,863
CONMED Corp.	2,103	85,802
Corindus Vascular Robotics, Inc.*	4,190	4,902
CryoLife, Inc.	2,402	38,312
Cutera, Inc.*	894	9,745
Cynosure, Inc., Class A*	1,808	94,179
Endologix, Inc.*	6,180	75,149
Entellus Medical, Inc.*	571	10,786
Exactech, Inc.*	795	22,093
GenMark Diagnostics, Inc.*	3,060	26,071
Glaukos Corp.*	1,274	38,016
Globus Medical, Inc., Class A*	5,342	124,095
Haemonetics Corp.*	3,901	144,961
Halyard Health, Inc.*	3,569	130,090
ICU Medical, Inc.*	1,121	139,867
Inogen, Inc.*	1,244	72,177
Insulet Corp.*	4,398	186,167
Integer Holdings Corp.*	2,331	56,410
Integra LifeSciences Holdings Corp.*	2,305	199,198
Invacare Corp.	2,417	28,690
InVivo Therapeutics Holdings Corp.*	2,455	17,283
iRadimed Corp.*	308	5,750
IRIDEX Corp.*	575	8,585
K2M Group Holdings, Inc.*	1,962	31,235
LeMaitre Vascular, Inc.	1,030	18,931
Masimo Corp.*	3,116	184,280
Meridian Bioscience, Inc.	3,179	61,832
Merit Medical Systems, Inc.*	3,281	79,531
Natus Medical, Inc.*	2,479	96,458
Neogen Corp.*	2,777	164,010
Nevro Corp.*	1,831	172,901
Novocure Ltd.*	3,861	29,653
NuVasive, Inc.*	3,778	247,346
NxStage Medical, Inc.*	4,854	110,962
OraSure Technologies, Inc.*	4,132	35,411
Orthofix International NV*	1,335	60,222
Oxford Immunotec Global plc*	1,692	17,529
Penumbra, Inc.*	1,941	136,957
Quidel Corp.*	2,048	44,585
Rockwell Medical, Inc.*	3,653	26,521
RTI Surgical, Inc.*	4,381	14,063
Second Sight Medical Products, Inc.*	1,083	3,628
Senseonics Holdings, Inc.*	2,120	8,480
Spectranetics Corp. (The)*	3,258	80,179
STAAR Surgical Co.*	3,051	26,788
SurModics, Inc.*	988	28,128
Tandem Diabetes Care, Inc.*	1,418	10,110
TransEnterix, Inc.*	5,305	7,268
Utah Medical Products, Inc.	262	16,509
Vascular Solutions, Inc.*	1,285	61,899
Veracyte, Inc.*	1,068	6,013
ViewRay, Inc.*	506	2,125
Wright Medical Group NV*	7,866	194,762
Zeltiq Aesthetics, Inc.*	2,703	103,038
		4,328,043
Health Care Providers & Services - 1.6%
AAC Holdings, Inc.*	756	14,787
Aceto Corp.	2,218	44,781
Addus HomeCare Corp.*	564	13,525
Adeptus Health, Inc., Class A*	1,054	44,858
Air Methods Corp.*	2,713	95,443
Almost Family, Inc.*	618	22,761
Amedisys, Inc.*	2,132	102,613
American Renal Associates Holdings, Inc.*	665	14,118
AMN Healthcare Services, Inc.*	3,609	130,754
BioScrip, Inc.*	8,573	22,118
BioTelemetry, Inc.*	2,057	37,993
Capital Senior Living Corp.*	2,145	36,873
Chemed Corp.	1,233	166,369
Civitas Solutions, Inc.*	1,151	20,925
Community Health Systems, Inc.*	8,416	89,883
CorVel Corp.*	754	28,984
Cross Country Healthcare, Inc.*	2,443	29,731
Diplomat Pharmacy, Inc.*	3,486	109,077
Ensign Group, Inc. (The)	3,640	68,396
Genesis Healthcare, Inc.*	2,853	6,876
HealthEquity, Inc.*	3,290	107,122
HealthSouth Corp.	6,765	275,403
Healthways, Inc.*	2,429	60,749
Kindred Healthcare, Inc.	6,425	70,932
Landauer, Inc.	728	34,595
LHC Group, Inc.*	1,142	40,610
Magellan Health, Inc.*	1,895	108,242
Molina Healthcare, Inc.*	3,299	177,519
National HealthCare Corp.	853	55,428
National Research Corp., Class A	639	10,115
Nobilis Health Corp.*	4,229	14,801
Owens & Minor, Inc.	4,761	163,636
PharMerica Corp.*	2,252	56,886
Providence Service Corp. (The)*	987	46,517
Quorum Health Corp.*	2,261	13,905
RadNet, Inc.*	2,831	19,138
Select Medical Holdings Corp.*	8,139	96,691
Surgery Partners, Inc.*	1,419	27,330
Surgical Care Affiliates, Inc.*	2,046	84,398
Team Health Holdings, Inc.*	5,174	172,294
Teladoc, Inc.*	1,582	28,207
Triple-S Management Corp., Class B*	1,776	38,877
U.S. Physical Therapy, Inc.	923	58,195
Universal American Corp.	3,500	25,060
USMD Holdings, Inc.*	179	3,967
		2,891,482
Health Care Technology - 0.4%
Castlight Health, Inc., Class B*	3,076	12,858
Computer Programs & Systems, Inc.	854	22,050
Cotiviti Holdings, Inc.*	964	32,043
Evolent Health, Inc., Class A*	1,160	28,849
HealthStream, Inc.*	1,962	52,170
HMS Holdings Corp.*	6,426	140,151
Imprivata, Inc.*	1,220	23,436
Medidata Solutions, Inc.*	4,192	226,787
Omnicell, Inc.*	2,713	101,955
Press Ganey Holdings, Inc.*	1,688	68,009
Quality Systems, Inc.	3,896	45,856
Vocera Communications, Inc.*	1,886	30,742
		784,906
Hotels, Restaurants & Leisure - 2.3%
Belmond Ltd., Class A*	6,381	71,276
Biglari Holdings, Inc.*	79	34,807
BJ’s Restaurants, Inc.*	1,780	70,702

See accompanying notes to schedules of portfolio investments.

Investments	Shares		Value ($)
Bloomin’ Brands, Inc.	8,681		169,627
Bob Evans Farms, Inc.	1,514		62,074
Bojangles’, Inc.*	748		12,080
Boyd Gaming Corp.*	6,293		122,713
Buffalo Wild Wings, Inc.*	1,443		234,055
Caesars Acquisition Co., Class A*	3,632		44,201
Caesars Entertainment Corp.*	4,302		27,189
Carrols Restaurant Group, Inc.*	2,618		35,238
Century Casinos, Inc.*	1,626		10,390
Cheesecake Factory, Inc. (The)	3,464		178,084
Churchill Downs, Inc.	1,030		153,861
Chuy’s Holdings, Inc.*	1,247		37,759
ClubCorp Holdings, Inc.	4,908		70,430
Cracker Barrel Old Country Store, Inc.	1,464		222,689
Dave & Buster’s Entertainment, Inc.*	2,890		134,240
Del Frisco’s Restaurant Group, Inc.*	1,805		27,165
Del Taco Restaurants, Inc.*	1,764		19,810
Denny’s Corp.*	5,780		60,401
Diamond Resorts International, Inc.*	2,832		85,555
DineEquity, Inc.	1,334		104,039
El Pollo Loco Holdings, Inc.*	1,546		21,056
Eldorado Resorts, Inc.*	2,184		30,489
Empire Resorts, Inc.*	254		4,275
Fiesta Restaurant Group, Inc.*	2,030		51,278
Fogo De Chao, Inc.*	379		4,650
Golden Entertainment, Inc.	786		9,841
Habit Restaurants, Inc. (The), Class A*	1,026		15,718
International Speedway Corp., Class A	2,009		66,880
Interval Leisure Group, Inc.	8,629		150,145
Intrawest Resorts Holdings, Inc.*	1,228		18,322
Isle of Capri Casinos, Inc.*	1,907		33,086
J Alexander’s Holdings, Inc.*	1,017		10,139
Jack in the Box, Inc.	2,490		247,655
Jamba, Inc.*	970		10,602
Kona Grill, Inc.*	595		7,908
La Quinta Holdings, Inc.*	6,468		74,705
Lindblad Expeditions Holdings, Inc.*	1,122		10,536
Luby’s, Inc.*	1,483		6,673
Marcus Corp. (The)	1,418		33,465
Marriott Vacations Worldwide Corp.	1,709		131,764
Monarch Casino & Resort, Inc.*	809		19,246
Nathan’s Famous, Inc.*	232		11,440
Noodles & Co.*	842		5,507
Papa John’s International, Inc.	2,073		155,123
Penn National Gaming, Inc.*	5,683		80,585
Pinnacle Entertainment, Inc.*	4,149		49,954
Planet Fitness, Inc., Class A*	1,198		25,937
Popeyes Louisiana Kitchen, Inc.*	1,651		90,029
Potbelly Corp.*	1,816		23,535
Red Lion Hotels Corp.*	1,082		7,076
Red Robin Gourmet Burgers, Inc.*	1,042		52,371
Red Rock Resorts, Inc., Class A	2,292		51,662
Ruby Tuesday, Inc.*	4,530		13,771
Ruth’s Hospitality Group, Inc.	2,428		36,323
Scientific Games Corp., Class A*	3,959		32,662
SeaWorld Entertainment, Inc.	5,100		66,351
Shake Shack, Inc., Class A*	1,197		42,254
Sonic Corp.	3,588		102,940
Speedway Motorsports, Inc.	896		16,029
Texas Roadhouse, Inc.	5,053		223,696
Wingstop, Inc.	1,200		36,348
Zoe’s Kitchen, Inc.*	1,456		39,647
			4,110,058
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	784		19,412
Beazer Homes USA, Inc.*	2,400		27,000
CalAtlantic Group, Inc.	—	(d)	4
Cavco Industries, Inc.*	646		67,552
Century Communities, Inc.*	1,160		22,840
CSS Industries, Inc.	652		16,606
Ethan Allen Interiors, Inc.	1,883		63,005
Flexsteel Industries, Inc.	495		23,488
GoPro, Inc., Class A*	7,704		112,864
Green Brick Partners, Inc.*	1,770		14,054
Helen of Troy Ltd.*	2,136		192,966
Hooker Furniture Corp.	865		20,120
Hovnanian Enterprises, Inc., Class A*	9,291		16,910
Installed Building Products, Inc.*	1,534		51,205
iRobot Corp.*	2,047		81,593
KB Home	6,361		99,868
La-Z-Boy, Inc.	3,744		99,852
LGI Homes, Inc.*	1,178		45,259
Libbey, Inc.	1,673		29,662
Lifetime Brands, Inc.	842		11,300
M/I Homes, Inc.*	1,805		41,768
MDC Holdings, Inc.	3,018		78,800
Meritage Homes Corp.*	2,916		104,684
NACCO Industries, Inc., Class A	296		19,696
New Home Co., Inc. (The)*	968		10,503
Taylor Morrison Home Corp., Class A*	2,317		40,872
TopBuild Corp.*	2,938		100,245
TRI Pointe Group, Inc.*	11,356		153,987
UCP, Inc., Class A*	616		5,199
Universal Electronics, Inc.*	1,080		79,952
WCI Communities, Inc.*	1,651		31,072
William Lyon Homes, Class A*	1,823		31,447
ZAGG, Inc.*	2,102		15,281
			1,729,066
Household Products - 0.2%
Central Garden & Pet Co.*	772		19,825
Central Garden & Pet Co., Class A*	2,550		61,838
HRG Group, Inc.*	9,047		146,290
Oil-Dri Corp. of America	380		14,360
Orchids Paper Products Co.	689		19,278
WD-40 Co.	1,074		127,108
			388,699
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp.	9,297		23,986
Atlantica Yield plc	4,488		84,868
Dynegy, Inc.*	8,912		112,915
NRG Yield, Inc., Class A	2,664		42,864
NRG Yield, Inc., Class C	4,838		81,472
Ormat Technologies, Inc.	2,966		143,554
Pattern Energy Group, Inc.	5,057		120,357
Talen Energy Corp.*	6,428		88,771
TerraForm Global, Inc., Class A*	6,967		25,220
TerraForm Power, Inc., Class A*	6,668		85,617
Vivint Solar, Inc.*	1,733		5,511
			815,135
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	2,766		67,878

Insurance - 1.8%
Ambac Financial Group, Inc.*	3,435		62,311
American Equity Investment Life Holding Co.	6,534		115,129
AMERISAFE, Inc.	1,445		86,714
Argo Group International Holdings Ltd.	2,198		124,714
Atlas Financial Holdings, Inc.*	810		14,199
Baldwin & Lyons, Inc., Class B	687		17,340
Blue Capital Reinsurance Holdings Ltd.	450		7,830
Citizens, Inc.*	3,541		38,526
CNO Financial Group, Inc.	13,665		222,056
Crawford & Co., Class B	913		10,353
Donegal Group, Inc., Class A	634		10,201
eHealth, Inc.*	1,375		15,455
EMC Insurance Group, Inc.	636		17,713
Employers Holdings, Inc.	2,446		74,530
Enstar Group Ltd.*	868		144,600

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FBL Financial Group, Inc., Class A	750	49,590
Federated National Holding Co.	958	17,503
Fidelity & Guaranty Life	908	21,610
Genworth Financial, Inc., Class A*	38,380	181,537
Global Indemnity plc*	640	18,464
Greenlight Capital Re Ltd., Class A*	2,240	48,048
Hallmark Financial Services, Inc.*	1,063	11,236
HCI Group, Inc.	659	20,950
Heritage Insurance Holdings, Inc.	2,027	27,810
Horace Mann Educators Corp.	3,091	112,976
Independence Holding Co.	542	9,512
Infinity Property & Casualty Corp.	823	69,346
Investors Title Co.	109	10,689
James River Group Holdings Ltd.	1,088	39,755
Kemper Corp.	3,025	113,286
Maiden Holdings Ltd.	4,507	62,242
MBIA, Inc.*	10,031	80,850
National General Holdings Corp.	3,691	84,118
National Interstate Corp.	571	18,575
National Western Life Group, Inc., Class A	172	33,370
Navigators Group, Inc. (The)	856	80,430
OneBeacon Insurance Group Ltd., Class A	1,520	21,523
Patriot National, Inc.*	829	7,337
Primerica, Inc.	3,584	204,037
RLI Corp.	2,900	205,842
Safety Insurance Group, Inc.	1,097	72,896
Selective Insurance Group, Inc.	4,335	172,966
State Auto Financial Corp.	1,179	27,070
State National Cos., Inc.	2,326	23,655
Stewart Information Services Corp.	1,743	79,795
Third Point Reinsurance Ltd.*	5,038	65,595
Trupanion, Inc.*	1,097	16,488
United Fire Group, Inc.	1,647	71,167
United Insurance Holdings Corp.	1,309	20,617
Universal Insurance Holdings, Inc.	2,493	61,777
WMIH Corp.*	15,480	38,545
		3,162,878
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	1,984	18,332
Blue Nile, Inc.	842	29,015
Duluth Holdings, Inc., Class B*	731	22,157
Etsy, Inc.*	8,005	107,747
FTD Cos., Inc.*	1,329	31,232
Gaia,Inc.*	522	4,139
HSN, Inc.	2,386	99,687
Lands’ End, Inc.*	1,138	20,029
Liberty TripAdvisor Holdings, Inc., Class A*	5,536	115,204
Nutrisystem, Inc.	2,220	63,980
Overstock.com, Inc.*	1,007	15,518
PetMed Express, Inc.	1,511	30,462
Shutterfly, Inc.*	2,634	132,279
Wayfair, Inc., Class A*	2,405	92,617
		782,398
Internet Software & Services - 1.9%
2U, Inc.*	2,796	98,811
Alarm.com Holdings, Inc.*	786	21,560
Amber Road, Inc.*	1,350	14,161
Angie’s List, Inc.*	3,030	30,785
Apigee Corp.*	1,174	17,974
Appfolio, Inc., Class A*	579	10,665
Autobytel, Inc.*	664	10,890
Bankrate, Inc.*	3,615	28,342
Bazaarvoice, Inc.*	6,260	25,040
Benefitfocus, Inc.*	982	39,663
Blucora, Inc.*	2,989	30,936
Box, Inc., Class A*	3,721	51,127
Brightcove, Inc.*	2,284	29,441
Carbonite, Inc.*	1,355	18,916
Care.com, Inc.*	1,071	11,213
ChannelAdvisor Corp.*	1,769	22,024
Cimpress NV*	1,913	189,903
comScore, Inc.*	3,640	112,294
Cornerstone OnDemand, Inc.*	3,839	168,609
Cvent, Inc.*	2,298	75,099
DHI Group, Inc.*	3,825	29,605
EarthLink Holdings Corp.	8,012	51,036
Endurance International Group Holdings, Inc.*	4,575	36,371
Envestnet, Inc.*	3,158	124,773
Everyday Health, Inc.*	2,159	16,538
Five9, Inc.*	2,518	37,745
Global Sources Ltd.*	626	5,215
Gogo, Inc.*	4,290	52,467
GrubHub, Inc.*	6,159	249,871
GTT Communications, Inc.*	2,011	42,694
Hortonworks, Inc.*	3,075	24,508
inContact, Inc.*	4,479	62,213
Instructure, Inc.*	801	19,168
Intralinks Holdings, Inc.*	3,154	30,089
j2 Global, Inc.	3,591	244,798
Limelight Networks, Inc.*	5,409	9,628
Liquidity Services, Inc.*	1,900	19,000
LivePerson, Inc.*	4,063	31,651
LogMeIn, Inc.	1,920	160,320
Marchex, Inc., Class B*	2,547	7,030
MeetMe, Inc.*	3,147	18,127
MINDBODY, Inc., Class A*	1,098	19,050
Monster Worldwide, Inc.*	6,678	24,441
New Relic, Inc.*	1,674	61,436
NIC, Inc.	4,841	111,246
Numerex Corp., Class A*	1,055	7,902
Q2 Holdings, Inc.*	1,949	55,196
QuinStreet, Inc.*	2,790	8,537
Quotient Technology, Inc.*	4,887	63,335
RealNetworks, Inc.*	1,790	8,574
Reis, Inc.	667	13,006
RetailMeNot, Inc.*	2,940	33,251
Rightside Group Ltd.*	886	8,355
Shutterstock, Inc.*	1,446	83,839
SPS Commerce, Inc.*	1,263	82,449
Stamps.com, Inc.*	1,234	119,352
TechTarget, Inc.*	1,203	9,696
TrueCar, Inc.*	4,143	39,980
Web.com Group, Inc.*	3,241	56,588
WebMD Health Corp.*	2,846	146,768
Xactly Corp.*	1,741	24,252
XO Group, Inc.*	1,937	36,106
		3,293,659
IT Services - 1.6%
Acxiom Corp.*	5,913	153,679
ALJ Regional Holdings, Inc.*	1,411	6,448
Blackhawk Network Holdings, Inc.*	4,188	143,439
CACI International, Inc., Class A*	1,855	184,313
Cardtronics plc, Class A*	3,437	154,356
Cass Information Systems, Inc.	836	47,861
Convergys Corp.	6,783	202,337
CSG Systems International, Inc.	2,445	106,895
Datalink Corp.*	1,535	14,951
EPAM Systems, Inc.*	3,676	250,740
EVERTEC, Inc.	4,845	82,656
ExlService Holdings, Inc.*	2,481	126,978
Forrester Research, Inc.	757	31,022
Hackett Group, Inc. (The)	1,711	27,975
Information Services Group, Inc.*	2,368	8,998
Lionbridge Technologies, Inc.*	4,349	21,180
ManTech International Corp., Class A	1,885	75,475
MAXIMUS, Inc.	4,895	287,924
MoneyGram International, Inc.*	2,256	16,401
NCI, Inc., Class A	460	5,548
NeuStar, Inc., Class A*	4,129	104,918
Perficient, Inc.*	2,689	53,699
PFSweb, Inc.*	1,120	10,808
Planet Payment, Inc.*	3,227	11,585

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Science Applications International Corp.	3,226	205,851
ServiceSource International, Inc.*	4,652	23,539
Sykes Enterprises, Inc.*	2,950	86,228
Syntel, Inc.*	2,462	113,670
TeleTech Holdings, Inc.	1,252	35,494
Travelport Worldwide Ltd.	8,812	120,989
Unisys Corp.*	3,830	38,683
Virtusa Corp.*	2,109	55,319
		2,809,959
Leisure Products - 0.2%
Arctic Cat, Inc.	999	14,156
Callaway Golf Co.	7,188	82,087
Escalade, Inc.	804	9,752
JAKKS Pacific, Inc.*	1,167	10,748
Johnson Outdoors, Inc., Class A	374	12,585
Malibu Boats, Inc., Class A*	1,376	18,837
Marine Products Corp.	821	7,315
MCBC Holdings, Inc.	588	7,021
Nautilus, Inc.*	2,337	54,429
Performance Sports Group Ltd.*	2,912	7,892
Smith & Wesson Holding Corp.*	4,178	117,611
Sturm Ruger & Co., Inc.	1,415	86,725
		429,158
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	1,756	38,421
Albany Molecular Research, Inc.*	1,981	29,358
Cambrex Corp.*	2,429	104,034
ChromaDex Corp.*	2,182	7,179
Enzo Biochem, Inc.*	3,025	16,819
Fluidigm Corp.*	2,217	20,197
INC Research Holdings, Inc., Class A*	3,157	137,740
Luminex Corp.*	3,028	63,800
NanoString Technologies, Inc.*	1,129	18,245
NeoGenomics, Inc.*	4,042	32,498
Pacific Biosciences of California, Inc.*	6,123	51,004
PAREXEL International Corp.*	4,004	272,392
PRA Health Sciences, Inc.*	1,845	93,265
		884,952
Machinery - 2.6%
Actuant Corp., Class A	4,481	106,782
Alamo Group, Inc.	719	46,606
Albany International Corp., Class A	2,183	92,406
Altra Industrial Motion Corp.	1,921	54,172
American Railcar Industries, Inc.	591	24,503
Astec Industries, Inc.	1,476	86,774
Barnes Group, Inc.	3,832	158,415
Blue Bird Corp.*	412	5,970
Briggs & Stratton Corp.	3,239	61,573
Chart Industries, Inc.*	2,332	70,240
CIRCOR International, Inc.	1,257	74,238
CLARCOR, Inc.	3,631	237,722
Columbus McKinnon Corp.	1,480	25,989
Douglas Dynamics, Inc.	1,687	54,119
Dynamic Materials Corp.	1,069	11,759
Energy Recovery, Inc.*	2,625	31,710
EnPro Industries, Inc.	1,646	88,719
ESCO Technologies, Inc.	1,937	87,397
ExOne Co. (The)*	832	11,207
Federal Signal Corp.	4,574	59,965
Franklin Electric Co., Inc.	3,512	134,334
FreightCar America, Inc.	923	13,291
Gencor Industries, Inc.*	591	6,767
Global Brass & Copper Holdings, Inc.	1,611	45,221
Gorman-Rupp Co. (The)	1,343	36,476
Graham Corp.	729	13,931
Greenbrier Cos., Inc. (The)	2,068	70,085
Hardinge, Inc.	891	9,418
Harsco Corp.	6,145	61,143
Hillenbrand, Inc.	4,502	144,739
Hurco Cos., Inc.	484	13,073
Hyster-Yale Materials Handling, Inc.	719	37,194
John Bean Technologies Corp.	2,221	152,538
Joy Global, Inc.	7,518	205,091
Kadant, Inc.	818	43,878
Kennametal, Inc.	6,024	168,431
Lindsay Corp.	808	58,144
Lydall, Inc.*	1,266	60,819
Manitowoc Co., Inc. (The)	9,697	47,515
Meritor, Inc.*	6,273	69,944
Milacron Holdings Corp.*	1,109	19,152
Miller Industries, Inc.	840	18,572
Mueller Industries, Inc.	4,320	149,299
Mueller Water Products, Inc., Class A	11,886	143,702
Navistar International Corp.*	3,775	53,001
NN, Inc.	2,000	35,500
Omega Flex, Inc.	223	8,539
Proto Labs, Inc.*	1,881	102,928
RBC Bearings, Inc.*	1,729	136,747
Rexnord Corp.*	6,322	139,779
SPX Corp.*	3,169	60,021
SPX FLOW, Inc.*	2,692	79,172
Standex International Corp.	969	81,580
Sun Hydraulics Corp.	1,774	54,675
Supreme Industries, Inc., Class A	989	17,050
Tennant Co.	1,335	86,415
Titan International, Inc.	3,374	31,007
TriMas Corp.*	3,436	65,903
Wabash National Corp.*	4,920	68,634
Watts Water Technologies, Inc., Class A	2,121	136,592
Woodward, Inc.	4,038	253,263
		4,523,829
Marine - 0.1%
Costamare, Inc.	2,017	17,750
Matson, Inc.	3,299	127,308
Scorpio Bulkers, Inc.*	4,257	14,687
		159,745
Media - 1.2%
AMC Entertainment Holdings, Inc., Class A	1,650	50,177
Carmike Cinemas, Inc.*	1,837	58,949
Central European Media Enterprises Ltd., Class A*	5,830	13,759
Daily Journal Corp.*	85	19,721
Entercom Communications Corp., Class A	1,979	27,132
Entravision Communications Corp., Class A	4,960	37,299
Eros International plc*	2,256	37,698
EW Scripps Co. (The), Class A*	4,540	77,135
Gannett Co., Inc.	8,964	106,941
Global Eagle Entertainment, Inc.*	3,569	29,694
Gray Television, Inc.*	4,889	54,903
Hemisphere Media Group, Inc.*	409	5,452
IMAX Corp.*	4,492	136,961
Liberty Braves Group, Class A*	698	11,733
Liberty Braves Group, Class C*	2,399	39,488
Liberty Media Group, Class A*	1,745	37,343
Liberty Media Group, Class C*	3,520	74,835
Loral Space & Communications, Inc.*	982	35,804
MDC Partners, Inc., Class A	3,906	48,200
Media General, Inc.*	8,317	146,961
Meredith Corp.	2,861	151,747
MSG Networks, Inc., Class A*	4,538	79,324
National CineMedia, Inc.	4,692	70,145
New Media Investment Group, Inc.	2,962	47,333
New York Times Co. (The), Class A	9,490	122,801
Nexstar Broadcasting Group, Inc., Class A	2,276	119,991
Radio One, Inc., Class D*	1,882	6,512
Reading International, Inc., Class A*	1,282	17,345

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Saga Communications, Inc., Class A	279	11,347
Salem Media Group, Inc.	843	5,302
Scholastic Corp.	2,062	83,016
Sinclair Broadcast Group, Inc., Class A	5,043	143,625
Time, Inc.	7,836	110,488
Townsquare Media, Inc., Class A*	658	6,416
tronc, Inc.	2,033	34,459
World Wrestling Entertainment, Inc., Class A	2,756	57,242
		2,117,278
Metals & Mining - 0.9%
AK Steel Holding Corp.*	18,087	80,668
Allegheny Technologies, Inc.	8,278	141,223
Ampco-Pittsburgh Corp.	653	7,052
Carpenter Technology Corp.	3,526	127,923
Century Aluminum Co.*	3,804	23,889
Cliffs Natural Resources, Inc.*	16,818	95,863
Coeur Mining, Inc.*	12,353	157,377
Commercial Metals Co.	8,761	135,971
Ferroglobe plc	4,986	41,135
Gold Resource Corp.	3,812	19,899
Handy & Harman Ltd.*	223	4,984
Haynes International, Inc.	947	34,935
Hecla Mining Co.	29,102	162,389
Kaiser Aluminum Corp.	1,350	115,060
Materion Corp.	1,517	44,509
Olympic Steel, Inc.	699	13,512
Ryerson Holding Corp.*	961	11,618
Schnitzer Steel Industries, Inc., Class A	1,990	37,372
Stillwater Mining Co.*	9,322	117,923
SunCoke Energy, Inc.	4,915	32,046
TimkenSteel Corp.*	3,007	29,619
Worthington Industries, Inc.	3,435	147,361
		1,582,328
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	2,142	33,886
American Capital Mortgage Investment Corp.	3,508	59,829
Anworth Mortgage Asset Corp.	7,299	35,692
Apollo Commercial Real Estate Finance, Inc.	5,500	89,650
Ares Commercial Real Estate Corp.	2,049	25,756
ARMOUR Residential REIT, Inc.	2,802	62,316
Capstead Mortgage Corp.	7,283	72,247
Colony Capital, Inc.	8,580	158,473
CYS Investments, Inc.	11,555	101,800
Dynex Capital, Inc.	3,421	25,144
Great Ajax Corp.	1,135	15,561
Invesco Mortgage Capital, Inc.	8,585	135,128
iStar, Inc.*	5,229	56,526
New York Mortgage Trust, Inc.	8,389	50,670
Orchid Island Capital, Inc.	1,560	16,364
Owens Realty Mortgage, Inc.	765	13,005
PennyMac Mortgage Investment Trust	5,196	79,187
RAIT Financial Trust	6,999	21,977
Redwood Trust, Inc.	5,815	86,062
Resource Capital Corp.	2,309	30,640
Western Asset Mortgage Capital Corp.	3,121	33,020
		1,202,933
Multiline Retail - 0.2%
Big Lots, Inc.	3,398	167,589
Fred’s, Inc., Class A	2,694	30,469
Ollie’s Bargain Outlet Holdings, Inc.*	1,542	39,198
Sears Holdings Corp.*	858	11,815
Tuesday Morning Corp.*	3,422	22,825
		271,896
Multi-Utilities - 0.4%
Avista Corp.	4,829	196,154
Black Hills Corp.	3,937	230,354
NorthWestern Corp.	3,712	214,628
Unitil Corp.	1,059	41,873
		683,009
Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp.*	9,415	13,181
Adams Resources & Energy, Inc.	160	5,936
Alon USA Energy, Inc.	2,406	19,681
Ardmore Shipping Corp.	2,150	15,523
Bill Barrett Corp.*	3,737	24,814
California Resources Corp.	2,417	24,001
Callon Petroleum Co.*	9,245	134,515
Carrizo Oil & Gas, Inc.*	4,255	162,924
Clayton Williams Energy, Inc.*	455	28,715
Clean Energy Fuels Corp.*	6,682	29,200
Cobalt International Energy, Inc.*	31,113	37,336
Contango Oil & Gas Co.*	1,706	16,480
CVR Energy, Inc.	1,206	17,596
Delek US Holdings, Inc.	4,701	82,503
Denbury Resources, Inc.*	26,817	82,596
DHT Holdings, Inc.	6,998	30,161
Dorian LPG Ltd.*	1,847	9,845
Earthstone Energy, Inc.*	163	1,588
Eclipse Resources Corp.*	4,348	14,827
EP Energy Corp., Class A*	2,951	12,158
Erin Energy Corp.*	1,103	2,515
Evolution Petroleum Corp.	1,861	10,552
EXCO Resources, Inc.*	10,675	10,888
Frontline Ltd.	4,953	37,890
GasLog Ltd.	3,119	42,418
Gener8 Maritime, Inc.*	2,993	14,995
Golar LNG Ltd.	6,782	141,269
Green Plains, Inc.	2,760	67,013
Isramco, Inc.*	56	4,390
Jones Energy, Inc., Class A*	2,350	6,509
Matador Resources Co.*	6,331	145,296
Navios Maritime Acquisition Corp.	6,150	8,918
Nordic American Tankers Ltd.	6,620	67,921
Northern Oil and Gas, Inc.*	3,563	11,544
Oasis Petroleum, Inc.*	13,573	128,672
Overseas Shipholding Group, Inc., Class A	2,945	31,924
Pacific Ethanol, Inc.*	2,187	14,128
Panhandle Oil and Gas, Inc., Class A	1,169	20,224
Par Pacific Holdings, Inc.*	2,343	28,678
PDC Energy, Inc.*	3,515	233,396
Renewable Energy Group, Inc.*	2,920	26,192
REX American Resources Corp.*	432	34,750
Ring Energy, Inc.*	2,726	27,042
RSP Permian, Inc.*	5,999	234,261
Sanchez Energy Corp.*	4,261	36,602
Scorpio Tankers, Inc.	12,464	60,949
SemGroup Corp., Class A	4,040	125,644
Ship Finance International Ltd.	4,570	68,961
Synergy Resources Corp.*	14,173	92,833
Teekay Corp.	3,350	24,221
Teekay Tankers Ltd., Class A	8,883	23,185
W&T Offshore, Inc.*	2,711	4,636
Western Refining, Inc.	6,152	154,784
Westmoreland Coal Co.*	1,404	10,769
		2,717,549
Paper & Forest Products - 0.5%
Boise Cascade Co.*	2,976	78,090
Clearwater Paper Corp.*	1,293	80,256
Deltic Timber Corp.	810	57,453
KapStone Paper and Packaging Corp.	6,585	115,303
Louisiana-Pacific Corp.*	10,996	214,202
Neenah Paper, Inc.	1,265	101,744
PH Glatfelter Co.	3,315	73,494
Schweitzer-Mauduit International, Inc.	2,309	90,698
		811,240

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Personal Products - 0.2%
Avon Products, Inc.	33,590	191,463
Elizabeth Arden, Inc.*	1,826	25,491
Inter Parfums, Inc.	1,332	45,514
Lifevantage Corp.*	1,048	12,849
Medifast, Inc.	797	29,306
Natural Health Trends Corp.	566	18,191
Nature’s Sunshine Products, Inc.	649	8,820
Nutraceutical International Corp.*	629	15,933
Revlon, Inc., Class A*	895	32,390
Synutra International, Inc.*	1,607	6,299
USANA Health Sciences, Inc.*	396	54,149
		440,405
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc.*	2,698	8,499
Aclaris Therapeutics, Inc.*	724	14,596
Aerie Pharmaceuticals, Inc.*	1,836	35,545
Agile Therapeutics, Inc.*	1,012	7,327
Amphastar Pharmaceuticals, Inc.*	2,713	51,547
Ampio Pharmaceuticals, Inc.*	3,349	2,769
ANI Pharmaceuticals, Inc.*	604	36,083
Aratana Therapeutics, Inc.*	2,543	22,556
Axsome Therapeutics, Inc.*	848	6,140
Bio-Path Holdings, Inc.*	6,746	10,321
Catalent, Inc.*	7,595	191,622
Cempra, Inc.*	3,403	74,662
Collegium Pharmaceutical, Inc.*	1,032	8,597
Corcept Therapeutics, Inc.*	5,695	30,354
Depomed, Inc.*	4,654	94,430
Dermira, Inc.*	1,875	58,200
Durect Corp.*	9,621	16,067
Egalet Corp.*	1,689	11,587
Endocyte, Inc.*	2,897	8,633
Flex Pharma, Inc.*	812	8,989
Heska Corp.*	465	25,375
Horizon Pharma plc*	12,300	231,240
Impax Laboratories, Inc.*	5,583	135,053
Innoviva, Inc.	6,162	68,337
Intersect ENT, Inc.*	1,945	30,653
Intra-Cellular Therapies, Inc.*	2,616	105,530
Lannett Co., Inc.*	2,112	71,512
Lipocine, Inc.*	1,262	4,253
Medicines Co. (The)*	5,134	201,099
MyoKardia, Inc.*	858	18,773
Nektar Therapeutics*	9,872	176,215
Neos Therapeutics, Inc.*	1,048	6,833
Ocular Therapeutix, Inc.*	1,365	8,722
Omeros Corp.*	3,084	33,122
Pacira Pharmaceuticals, Inc.*	2,778	110,092
Paratek Pharmaceuticals, Inc.*	1,396	18,804
Phibro Animal Health Corp., Class A	1,429	34,682
Prestige Brands Holdings, Inc.*	4,057	195,263
Reata Pharmaceuticals, Inc., Class A*	434	8,276
Relypsa, Inc.*	2,877	92,035
Revance Therapeutics, Inc.*	1,559	21,904
SciClone Pharmaceuticals, Inc.*	3,820	38,467
Sucampo Pharmaceuticals, Inc., Class A*	1,786	19,575
Supernus Pharmaceuticals, Inc.*	3,577	76,476
Tetraphase Pharmaceuticals, Inc.*	2,771	10,530
TherapeuticsMD, Inc.*	11,442	78,721
Theravance Biopharma, Inc.*	2,765	78,415
Titan Pharmaceuticals, Inc.*	1,434	8,059
WaVe Life Sciences Ltd.*	564	14,066
Zogenix, Inc.*	1,892	16,498
		2,637,104
Professional Services - 1.0%
Acacia Research Corp.	3,807	22,766
Advisory Board Co. (The)*	3,123	131,634
Barrett Business Services, Inc.	538	25,103
CBIZ, Inc.*	3,763	42,560
CEB, Inc.	2,451	147,550
CRA International, Inc.*	608	16,489
Exponent, Inc.	1,950	98,338
Franklin Covey Co.*	779	12,651
FTI Consulting, Inc.*	3,165	140,178
GP Strategies Corp.*	971	23,207
Heidrick & Struggles International, Inc.	1,396	26,091
Hill International, Inc.*	2,463	10,788
Huron Consulting Group, Inc.*	1,648	103,593
ICF International, Inc.*	1,376	57,586
IDI, Inc.*	1,157	5,623
Insperity, Inc.	1,197	78,463
Kelly Services, Inc., Class A	2,238	42,791
Kforce, Inc.	1,870	36,184
Korn/Ferry International	4,369	104,157
Mistras Group, Inc.*	1,308	30,699
Navigant Consulting, Inc.*	3,626	71,215
On Assignment, Inc.*	3,879	146,277
Resources Connection, Inc.	2,717	41,000
RPX Corp.*	3,786	39,639
TriNet Group, Inc.*	3,212	67,452
TrueBlue, Inc.*	3,211	70,160
WageWorks, Inc.*	2,783	171,962
		1,764,156
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	3,556	142,702
Altisource Portfolio Solutions SA*	881	28,703
AV Homes, Inc.*	933	14,154
Consolidated-Tomoka Land Co.	311	16,399
Forestar Group, Inc.*	2,606	32,705
FRP Holdings, Inc.*	479	16,123
Griffin Industrial Realty, Inc.	54	1,719
Kennedy-Wilson Holdings, Inc.	6,290	138,758
Marcus & Millichap, Inc.*	1,107	28,837
RE/MAX Holdings, Inc., Class A	1,353	56,339
RMR Group, Inc. (The), Class A	528	20,355
St Joe Co. (The)*	3,851	72,745
Stratus Properties, Inc.*	474	9,001
Tejon Ranch Co.*	1,061	25,188
Trinity Place Holdings, Inc.*	1,477	12,555
		616,283
Road & Rail - 0.4%
ArcBest Corp.	1,876	34,350
Celadon Group, Inc.	2,078	16,229
Covenant Transportation Group, Inc., Class A*	904	17,429
Heartland Express, Inc.	3,512	66,833
Knight Transportation, Inc.	5,105	143,450
Marten Transport Ltd.	1,752	37,791
PAM Transportation Services, Inc.*	180	3,564
Roadrunner Transportation Systems, Inc.*	2,332	19,449
Saia, Inc.*	1,921	58,456
Swift Transportation Co.*	5,696	106,003
Universal Logistics Holdings, Inc.	636	8,599
USA Truck, Inc.*	621	6,893
Werner Enterprises, Inc.	3,407	78,634
YRC Worldwide, Inc.*	2,482	28,766
		626,446
Semiconductors & Semiconductor Equipment - 2.8%
Acacia Communications, Inc.*	399	44,548
Advanced Energy Industries, Inc.*	3,012	132,377
Advanced Micro Devices, Inc.*	49,992	369,941
Alpha & Omega Semiconductor Ltd.*	1,385	29,182
Ambarella, Inc.*	2,441	175,850
Amkor Technology, Inc.*	7,634	69,469
Applied Micro Circuits Corp.*	5,787	40,393
Axcelis Technologies, Inc.*	2,222	26,064
Brooks Automation, Inc.	5,180	65,320
Cabot Microelectronics Corp.	1,796	89,297
Cavium, Inc.*	4,918	273,834
CEVA, Inc.*	1,502	47,283
Cirrus Logic, Inc.*	4,779	242,534

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Cohu, Inc.	2,011	21,860
Diodes, Inc.*	2,904	59,793
DSP Group, Inc.*	1,644	18,972
Entegris, Inc.*	10,785	183,776
Exar Corp.*	3,113	28,328
Fairchild Semiconductor International, Inc.*	8,752	174,165
FormFactor, Inc.*	5,241	54,244
GigPeak, Inc.*	4,445	8,357
Inphi Corp.*	3,063	131,923
Integrated Device Technology, Inc.*	10,278	206,485
Intersil Corp., Class A	10,242	202,177
IXYS Corp.	1,915	22,252
Kopin Corp.*	4,698	10,148
Lattice Semiconductor Corp.*	9,147	56,254
MACOM Technology Solutions Holdings, Inc.*	1,775	73,130
MaxLinear, Inc., Class A*	4,258	81,626
Microsemi Corp.*	8,684	347,013
MKS Instruments, Inc.	4,059	197,836
Monolithic Power Systems, Inc.	2,970	227,858
Nanometrics, Inc.*	1,804	36,693
NeoPhotonics Corp.*	2,350	35,086
NVE Corp.	364	21,130
PDF Solutions, Inc.*	2,061	34,522
Photronics, Inc.*	4,977	47,580
Power Integrations, Inc.	2,091	122,114
Rambus, Inc.*	8,292	114,596
Rudolph Technologies, Inc.*	2,283	40,044
Semtech Corp.*	4,929	131,111
Sigma Designs, Inc.*	2,733	20,525
Silicon Laboratories, Inc.*	3,148	180,380
Synaptics, Inc.*	2,830	161,225
Tessera Technologies, Inc.	3,755	125,943
Ultra Clean Holdings, Inc.*	2,447	17,790
Ultratech, Inc.*	1,648	41,217
Veeco Instruments, Inc.*	3,032	59,640
Xcerra Corp.*	4,035	23,645
		4,925,530
Software - 3.1%
8x8, Inc.*	6,727	89,267
A10 Networks, Inc.*	3,360	33,096
ACI Worldwide, Inc.*	8,797	168,023
American Software, Inc., Class A	1,966	20,466
Aspen Technology, Inc.*	6,306	286,671
AVG Technologies NV*	3,209	79,776
Barracuda Networks, Inc.*	1,678	38,930
Blackbaud, Inc.	3,599	242,465
Bottomline Technologies de, Inc.*	3,064	70,748
BroadSoft, Inc.*	2,242	102,482
Callidus Software, Inc.*	4,240	81,917
CommVault Systems, Inc.*	2,952	152,146
Digimarc Corp.*	737	26,620
Ebix, Inc.	1,922	109,554
Ellie Mae, Inc.*	2,499	244,577
EnerNOC, Inc.*	2,040	11,648
Epiq Systems, Inc.	1,781	29,244
Exa Corp.*	1,057	16,785
Fair Isaac Corp.	2,363	302,322
Fleetmatics Group plc*	2,990	179,011
Gigamon, Inc.*	2,478	109,528
Globant SA*	1,960	76,538
Glu Mobile, Inc.*	7,846	18,438
Guidance Software, Inc.*	1,724	10,258
HubSpot, Inc.*	2,201	122,684
Imperva, Inc.*	2,186	98,392
Infoblox, Inc.*	4,296	92,192
Interactive Intelligence Group, Inc.*	1,370	81,994
Jive Software, Inc.*	4,401	18,572
Majesco*	447	2,342
Mentor Graphics Corp.	8,171	196,186
MicroStrategy, Inc., Class A*	724	120,756
Mitek Systems, Inc.*	2,244	17,436
MobileIron, Inc.*	3,544	10,667
Model N, Inc.*	1,694	18,160
Monotype Imaging Holdings, Inc.	3,093	65,262
Park City Group, Inc.*	985	9,545
Paycom Software, Inc.*	3,355	172,246
Paylocity Holding Corp.*	1,643	73,984
Pegasystems, Inc.	2,750	70,812
Progress Software Corp.*	3,819	110,789
Proofpoint, Inc.*	3,113	239,545
PROS Holdings, Inc.*	1,921	37,805
QAD, Inc., Class A	718	16,636
Qualys, Inc.*	2,074	71,346
Rapid7, Inc.*	1,517	27,260
RealPage, Inc.*	4,121	106,075
RingCentral, Inc., Class A*	4,469	98,095
Rosetta Stone, Inc.*	1,471	13,004
Rovi Corp.*	6,169	126,279
Rubicon Project, Inc. (The)*	2,838	24,123
Sapiens International Corp. NV	1,851	24,896
SecureWorks Corp., Class A*	462	6,560
Silver Spring Networks, Inc.*	2,889	39,435
Synchronoss Technologies, Inc.*	3,148	131,429
Take-Two Interactive Software, Inc.*	6,346	275,861
Tangoe, Inc.*	2,107	19,574
Telenav, Inc.*	2,484	14,482
TiVo, Inc.*	7,161	75,978
TubeMogul, Inc.*	1,678	15,236
Varonis Systems, Inc.*	816	24,113
VASCO Data Security International, Inc.*	2,299	41,911
Verint Systems, Inc.*	4,736	161,592
VirnetX Holding Corp.*	3,689	9,776
Workiva, Inc.*	1,675	29,915
Zendesk, Inc.*	6,190	189,043
Zix Corp.*	4,058	15,461
		5,617,959
Specialty Retail - 2.0%
Aaron’s, Inc.	5,012	122,092
Abercrombie & Fitch Co., Class A	5,192	92,106
American Eagle Outfitters, Inc.	12,706	235,569
America’s Car-Mart, Inc.*	602	23,562
Asbury Automotive Group, Inc.*	1,523	81,816
Ascena Retail Group, Inc.*	13,191	107,376
Barnes & Noble Education, Inc.*	3,055	34,186
Barnes & Noble, Inc.	4,819	55,226
Big 5 Sporting Goods Corp.	1,353	16,926
Boot Barn Holdings, Inc.*	1,016	12,578
Buckle, Inc. (The)	2,183	56,256
Build-A-Bear Workshop, Inc.*	1,034	11,994
Caleres, Inc.	3,266	84,720
Cato Corp. (The), Class A	1,947	66,743
Chico’s FAS, Inc.	9,950	126,166
Children’s Place, Inc. (The)	1,428	116,239
Citi Trends, Inc.	1,097	21,446
Conn’s, Inc.*	1,547	10,504
Container Store Group, Inc. (The)*	1,214	6,459
Destination XL Group, Inc.*	2,765	12,802
DSW, Inc., Class A	5,131	122,887
Express, Inc.*	5,670	67,076
Finish Line, Inc. (The), Class A	3,187	76,711
Five Below, Inc.*	4,085	182,028
Francesca’s Holdings Corp.*	3,076	41,987
Genesco, Inc.*	1,566	113,754
GNC Holdings, Inc., Class A	5,233	110,050
Group 1 Automotive, Inc.	1,585	94,054
Guess?, Inc.	4,664	77,562
Haverty Furniture Cos., Inc.	1,421	28,420
Hibbett Sports, Inc.*	1,742	66,841
Kirkland’s, Inc.*	1,125	14,096
Lithia Motors, Inc., Class A	1,811	149,897
Lumber Liquidators Holdings, Inc.*	2,007	31,630
MarineMax, Inc.*	1,885	37,380
Mattress Firm Holding Corp.*	1,284	82,112
Monro Muffler Brake, Inc.	2,394	135,046

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Office Depot, Inc.	42,194	155,274
Outerwall, Inc.	1,297	67,392
Party City Holdco, Inc.*	2,054	35,781
Pier 1 Imports, Inc.	6,173	28,458
Rent-A-Center, Inc.	3,956	48,342
Restoration Hardware Holdings, Inc.*	2,951	99,537
Sears Hometown and Outlet Stores, Inc.*	858	5,646
Select Comfort Corp.*	3,532	92,715
Shoe Carnival, Inc.	1,092	32,374
Sonic Automotive, Inc., Class A	2,133	36,346
Sportsman’s Warehouse Holdings, Inc.*	1,968	20,172
Stage Stores, Inc.	1,955	10,518
Stein Mart, Inc.	2,374	19,087
Tailored Brands, Inc.	3,727	49,122
Tile Shop Holdings, Inc.*	2,484	38,626
Tilly’s, Inc., Class A*	887	7,752
Vitamin Shoppe, Inc.*	1,842	51,060
West Marine, Inc.*	1,405	12,968
Winmark Corp.	172	17,819
Zumiez, Inc.*	1,375	22,963
		3,578,249
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp.*	8,181	118,624
Avid Technology, Inc.*	2,451	22,034
CPI Card Group, Inc.	1,601	8,838
Cray, Inc.*	3,069	70,280
Diebold, Inc.	5,218	146,417
Eastman Kodak Co.*	1,299	20,122
Electronics For Imaging, Inc.*	3,585	168,782
Immersion Corp.*	2,206	15,993
Nimble Storage, Inc.*	4,800	39,456
Pure Storage, Inc., Class A*	5,197	60,857
Silicon Graphics International Corp.*	2,762	21,295
Stratasys Ltd.*	3,740	79,812
Super Micro Computer, Inc.*	2,947	63,744
USA Technologies, Inc.*	2,733	13,610
		849,864
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.	2,056	115,485
Crocs, Inc.*	5,620	48,557
Culp, Inc.	821	26,034
Deckers Outdoor Corp.*	2,474	161,676
Delta Apparel, Inc.*	543	9,600
Fossil Group, Inc.*	3,199	91,363
G-III Apparel Group Ltd.*	3,279	103,518
Iconix Brand Group, Inc.*	3,266	27,434
Movado Group, Inc.	1,173	26,627
Oxford Industries, Inc.	1,158	72,271
Perry Ellis International, Inc.*	958	17,857
Sequential Brands Group, Inc.*	2,992	21,812
Steven Madden Ltd.*	4,696	164,783
Superior Uniform Group, Inc.	613	10,409
Unifi, Inc.*	1,194	31,080
Vera Bradley, Inc.*	1,546	23,128
Vince Holding Corp.*	1,643	11,534
Wolverine World Wide, Inc.	7,389	176,671
		1,139,839
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	7,020	107,406
Bank Mutual Corp.	3,112	24,274
BankFinancial Corp.	1,158	14,290
Bear State Financial, Inc.	1,369	12,814
Beneficial Bancorp, Inc.	5,353	80,723
BofI Holding, Inc.*	4,572	98,298
Capitol Federal Financial, Inc.	9,723	139,817
Charter Financial Corp.	1,038	13,650
Clifton Bancorp, Inc.	1,669	24,785
Dime Community Bancshares, Inc.	2,384	42,101
ESSA Bancorp, Inc.	622	8,552
Essent Group Ltd.*	5,695	151,373
EverBank Financial Corp.	7,853	150,699
Federal Agricultural Mortgage Corp., Class C	655	26,842
First Defiance Financial Corp.	671	30,524
Flagstar Bancorp, Inc.*	1,595	44,788
Greene County Bancorp, Inc.	230	3,806
Hingham Institution for Savings	102	13,252
Home Bancorp, Inc.	439	12,661
HomeStreet, Inc.*	1,802	46,960
Impac Mortgage Holdings, Inc.*	604	10,063
Kearny Financial Corp.	7,035	96,309
Lake Sunapee Bank Group	597	10,698
LendingTree, Inc.*	485	47,045
Meridian Bancorp, Inc.	3,678	57,450
Meta Financial Group, Inc.	628	38,653
MGIC Investment Corp.*	26,026	210,550
Nationstar Mortgage Holdings, Inc.*	2,467	39,176
NMI Holdings, Inc., Class A*	3,766	29,902
Northfield Bancorp, Inc.	3,209	50,991
Northwest Bancshares, Inc.	7,326	113,700
OceanFirst Financial Corp.	1,563	30,979
Ocwen Financial Corp.*	7,671	27,309
Oritani Financial Corp.	2,942	47,278
PennyMac Financial Services, Inc., Class A*	1,037	17,162
PHH Corp.*	4,039	61,797
Provident Bancorp, Inc.*	336	5,305
Provident Financial Holdings, Inc.	503	9,607
Provident Financial Services, Inc.	4,657	100,451
Radian Group, Inc.	16,421	225,132
SI Financial Group, Inc.	848	11,423
Southern Missouri Bancorp, Inc.	446	10,936
Territorial Bancorp, Inc.	577	16,479
TrustCo Bank Corp.	6,962	49,709
United Community Financial Corp.	3,546	23,084
United Financial Bancorp, Inc.	3,823	53,484
Walker & Dunlop, Inc.*	2,099	55,623
Washington Federal, Inc.	6,933	183,725
Waterstone Financial, Inc.	1,940	32,786
Westfield Financial, Inc.	1,213	9,182
WSFS Financial Corp.	2,184	84,958
		2,808,561
Tobacco - 0.2%
Alliance One International, Inc.*	636	13,502
Turning Point Brands, Inc.*	454	5,870
Universal Corp.	1,691	101,748
Vector Group Ltd.	6,740	150,369
		271,489
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	3,640	78,806
Applied Industrial Technologies, Inc.	2,769	131,583
Beacon Roofing Supply, Inc.*	4,560	209,669
BMC Stock Holdings, Inc.*	4,201	83,768
CAI International, Inc.*	1,195	9,524
DXP Enterprises, Inc.*	987	27,725
GATX Corp.	3,119	136,768
GMS, Inc.*	542	13,263
H&E Equipment Services, Inc.	2,407	38,343
Kaman Corp.	2,046	91,845
Lawson Products, Inc.*	481	8,172
MRC Global, Inc.*	7,149	104,876
Neff Corp., Class A*	726	6,817
NOW, Inc.*	8,160	168,422
Real Industry, Inc.*	1,998	13,726
Rush Enterprises, Inc., Class A*	2,247	53,434
Rush Enterprises, Inc., Class B*	502	11,998
SiteOne Landscape Supply, Inc.*	887	33,919
Textainer Group Holdings Ltd.	1,729	15,371
Titan Machinery, Inc.*	1,351	14,469
Triton International Ltd.	3,058	46,543
Univar, Inc.*	3,278	67,822
Veritiv Corp.*	628	32,216

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Willis Lease Finance Corp.*	297	7,600
		1,406,679
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	4,243	58,299

Water Utilities - 0.2%
American States Water Co.	2,786	108,598
Artesian Resources Corp., Class A	591	16,235
California Water Service Group	3,664	111,715
Connecticut Water Service, Inc.	826	38,302
Consolidated Water Co. Ltd.	1,108	14,049
Global Water Resources, Inc.	627	5,004
Middlesex Water Co.	1,210	40,378
SJW Corp.	1,245	53,149
York Water Co. (The)	981	27,762
		415,192
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	2,715	23,078
NII Holdings, Inc.*	4,081	13,590
Shenandoah Telecommunications Co.	3,527	90,714
Spok Holdings, Inc.	1,562	25,851
		153,233
TOTAL COMMON STOCKS (Cost $126,139,276)		132,191,540

	No. of Rights

RIGHTS - 0.1%

Biotechnology - 0.0%(b)
Dyax Corp. CVR*(c)(e)	11,283	12,524

Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc. CVR*(c)(e)	2	—
Omthera Pharmaceuticals, Inc. CVR, price 4.70*(c)(e)	3,327	—
		—
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. CVR*(c)(e)	49,993	125,982

TOTAL RIGHTS (Cost $—)		138,506

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 19.9%

REPURCHASE AGREEMENT(f) - 16.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $28,287,829 (Cost $28,287,591)	28,287,591	28,287,591
U.S. TREASURY OBLIGATION - 3.9%
U.S. Treasury Bill
0.30%, 9/1/2016 (Cost $7,000,000)(g)	7,000,000	7,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,287,591)		35,287,591

Total Investments - 94.6% (Cost $161,426,867)		167,617,637
Other Assets Less Liabilities - 5.4%		9,613,894
Net assets - 100.0%		177,231,531

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $18,635,873.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 8/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 8/31/2016 amounted to $140,407, which represents approximately 0.08% of net assets of the fund.

(d)	Amount represents less than one share.
(e)	Illiquid security.
(f)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(g)	The rate shown was the current yield as of 8/31/2016.

CVR	Contingent Value Rights

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,386,222
Aggregate gross unrealized depreciation	(14,057,081)
Net unrealized appreciation	$5,329,141
Federal income tax cost of investments	$162,288,496

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	180	9/16/2016	$22,294,800	$1,551,478

Cash collateral in the amount of $990,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$12,699,434	11/7/2016	Bank of America NA	0.21%	Russell 2000® Index	$2,895,013
38,287,350	11/6/2017	Citibank NA	0.24%	Russell 2000® Index	(1,874,792)
20,786,276	11/6/2017	Credit Suisse International	0.26%	Russell 2000® Index	1,118,959
3,820,298	11/6/2017	Deutsche Bank AG	0.04%	iShares® Russell 2000 ETF	171,676
24,672,500	11/6/2017	Deutsche Bank AG	0.24%	Russell 2000® Index	85,115
18,450,677	11/6/2017	Goldman Sachs International	0.19%	Russell 2000® Index	2,055,689
2,628,393	11/6/2017	Morgan Stanley & Co. International plc	0.01%	iShares® Russell 2000 ETF	119,588
47,714,885	11/6/2017	Morgan Stanley & Co. International plc	0.26%	Russell 2000® Index	6,144,248
2,690,638	11/6/2017	Societe Generale	0.51%	Russell 2000® Index	(1,374,220)
28,216,425	11/6/2017	UBS AG	0.26%	Russell 2000® Index	(2,221,755)
$199,966,876					$7,119,521

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.2%

Aerospace & Defense - 1.0%
AAR Corp.	1,047	25,767
Aerojet Rocketdyne Holdings, Inc.*	2,214	39,786
Aerovironment, Inc.*	658	16,279
American Science & Engineering, Inc.	229	8,427
Cubic Corp.	700	32,774
Engility Holdings, Inc.*	554	16,620
Mercury Systems, Inc.*	1,283	29,098
Moog, Inc., Class A*	1,053	62,116
National Presto Industries, Inc.	156	13,613
TASER International, Inc.*	1,685	45,630
		290,110
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	795	29,526
Echo Global Logistics, Inc.*	802	20,692
Forward Air Corp.	976	44,974
Hub Group, Inc., Class A*	1,097	44,703
		139,895
Airlines - 0.6%
Allegiant Travel Co.	413	57,093
Hawaiian Holdings, Inc.*	1,528	71,785
SkyWest, Inc.	1,647	46,495
		175,373
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc.*	2,452	42,027
Cooper-Standard Holding, Inc.*	551	54,577
Dorman Products, Inc.*	965	60,863
Drew Industries, Inc.	785	79,952
Gentherm, Inc.*	1,167	38,476
Motorcar Parts of America, Inc.*	587	16,688
Standard Motor Products, Inc.	633	28,365
Superior Industries International, Inc.	717	20,872
		341,820
Automobiles - 0.1%
Winnebago Industries, Inc.	862	20,748

Banks - 7.0%
Ameris Bancorp	893	31,094
Banc of California, Inc.	1,574	35,132
Banner Corp.	658	29,136
Boston Private Financial Holdings, Inc.	2,658	34,235
Brookline Bancorp, Inc.	2,256	26,937
Cardinal Financial Corp.	1,039	27,897
Central Pacific Financial Corp.	996	25,488
City Holding Co.	480	24,283
Columbia Banking System, Inc.	1,859	61,421
Community Bank System, Inc.	1,414	67,094
Customers Bancorp, Inc.*	806	21,552
CVB Financial Corp.	3,213	57,159
First BanCorp*	3,756	18,404
First Commonwealth Financial Corp.	2,844	29,037
First Financial Bancorp	1,982	43,208
First Financial Bankshares, Inc.	2,117	77,525
First Midwest Bancorp, Inc.	2,606	50,999
First NBC Bank Holding Co.*	507	6,621
Glacier Bancorp, Inc.	2,441	73,084
Great Western Bancorp, Inc.	1,881	64,405
Hanmi Financial Corp.	1,034	27,122
Home BancShares, Inc.	3,914	91,588
Hope Bancorp, Inc.	4,069	69,987
Independent Bank Corp.	843	44,662
LegacyTexas Financial Group, Inc.	1,405	42,614
NBT Bancorp, Inc.	1,377	44,463
OFG Bancorp	1,407	15,350
Old National Bancorp	4,320	61,171
Opus Bank	604	21,092
Pinnacle Financial Partners, Inc.	1,240	70,296
S&T Bancorp, Inc.	1,118	32,143
ServisFirst Bancshares, Inc.	697	36,530
Simmons First National Corp., Class A	916	45,974
Southside Bancshares, Inc.	781	25,656
Sterling Bancorp	3,850	68,723
Texas Capital Bancshares, Inc.*	1,471	77,257
Tompkins Financial Corp.	395	29,202
UMB Financial Corp.	1,348	81,958
United Bankshares, Inc.	2,154	84,868
United Community Banks, Inc.	2,253	47,268
Westamerica Bancorp	817	41,536
Wintrust Financial Corp.	1,652	91,818
		1,955,989
Biotechnology - 0.9%
Acorda Therapeutics, Inc.*	1,476	35,542
AMAG Pharmaceuticals, Inc.*	1,108	26,404
Emergent BioSolutions, Inc.*	1,001	26,677
Enanta Pharmaceuticals, Inc.*	425	9,346
Ligand Pharmaceuticals, Inc.*	607	62,709
MiMedx Group, Inc.*	3,195	23,132
Momenta Pharmaceuticals, Inc.*	2,027	24,364
Repligen Corp.*	1,078	33,407
Spectrum Pharmaceuticals, Inc.*	2,262	12,011
		253,592
Building Products - 1.6%
AAON, Inc.	1,274	36,054
American Woodmark Corp.*	438	38,106
Apogee Enterprises, Inc.	923	44,673
Gibraltar Industries, Inc.*	953	36,366
Griffon Corp.	1,180	20,202
Patrick Industries, Inc.*	460	29,454
PGT, Inc.*	1,560	18,580
Quanex Building Products Corp.	1,098	21,224
Simpson Manufacturing Co., Inc.	1,316	57,746
Trex Co., Inc.*	940	58,224
Universal Forest Products, Inc.	651	71,057
		431,686
Capital Markets - 1.1%
Calamos Asset Management, Inc., Class A	553	3,865
Evercore Partners, Inc., Class A	1,272	65,177
Financial Engines, Inc.	1,695	54,189
Greenhill & Co., Inc.	889	20,394
HFF, Inc., Class A	1,111	29,786
Interactive Brokers Group, Inc., Class A	1,962	70,397
INTL. FCStone, Inc.*	482	17,362
Investment Technology Group, Inc.	1,064	16,364
Piper Jaffray Cos.*	429	19,039
Virtus Investment Partners, Inc.	192	17,510
		314,083
Chemicals - 2.3%
A Schulman, Inc.	936	23,868
American Vanguard Corp.	822	13,851
Balchem Corp.	1,012	70,870
Calgon Carbon Corp.	1,621	23,504
Chemours Co. (The)	5,816	76,713
Flotek Industries, Inc.*	1,725	26,738
FutureFuel Corp.	729	8,522
Hawkins, Inc.	304	13,279
HB Fuller Co.	1,601	76,015
Ingevity Corp.*	1,349	59,869
Innophos Holdings, Inc.	620	26,176
Innospec, Inc.	768	45,527
Intrepid Potash, Inc.*	1,804	2,490
Koppers Holdings, Inc.*	661	21,575
Kraton Performance Polymers, Inc.*	988	35,627
LSB Industries, Inc.*	645	7,740
Quaker Chemical Corp.	424	42,400

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Rayonier Advanced Materials, Inc.	1,387	17,060
Stepan Co.	587	41,243
Tredegar Corp.	795	14,978
		648,045
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	1,798	69,097
Brady Corp., Class A	1,497	50,135
Brink’s Co. (The)	1,581	57,706
Essendant, Inc.	1,191	23,070
G&K Services, Inc., Class A	633	61,610
Healthcare Services Group, Inc.	2,319	93,618
Interface, Inc.	2,098	37,093
Matthews International Corp., Class A	1,027	63,171
Mobile Mini, Inc.	1,425	42,607
Multi-Color Corp.	420	28,069
Team, Inc.*	946	30,054
Tetra Tech, Inc.	1,857	65,552
UniFirst Corp.	490	62,911
US Ecology, Inc.	698	31,312
Viad Corp.	649	23,208
		739,213
Communications Equipment - 1.0%
ADTRAN, Inc.	1,569	28,838
Bel Fuse, Inc., Class B	283	6,500
Black Box Corp.	481	6,710
CalAmp Corp.*	1,171	17,073
Comtech Telecommunications Corp.	747	9,629
Digi International, Inc.*	829	9,509
Harmonic, Inc.*	2,478	10,755
Ixia*	1,991	22,956
Lumentum Holdings, Inc.*	1,520	53,382
NETGEAR, Inc.*	1,044	59,508
Viavi Solutions, Inc.*	7,452	57,977
		282,837
Construction & Engineering - 0.3%
Aegion Corp.*	1,125	20,835
Comfort Systems USA, Inc.	1,192	33,841
MYR Group, Inc.*	514	14,906
Orion Group Holdings Ltd.*	875	5,215
		74,797
Construction Materials - 0.2%
Headwaters, Inc.*	2,373	43,022
US Concrete, Inc.*	443	23,488
		66,510
Consumer Finance - 0.8%
Cash America International, Inc.	769	33,475
Encore Capital Group, Inc.*	761	16,407
Enova International, Inc.*	861	8,257
EZCORP, Inc., Class A*	1,634	16,912
FirstCash, Inc.	905	46,807
Green Dot Corp., Class A*	1,386	32,155
PRA Group, Inc.*	1,485	47,490
World Acceptance Corp.*	268	12,893
		214,396
Containers & Packaging - 0.0%(b)
Myers Industries, Inc.	702	10,074

Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,483	56,576
VOXX International Corp.*	639	1,962
		58,538
Diversified Consumer Services - 0.3%
American Public Education, Inc.*	515	10,645
Capella Education Co.	341	20,092
Career Education Corp.*	2,190	14,322
Regis Corp.*	1,193	14,996
Strayer Education, Inc.*	357	17,379
Universal Technical Institute, Inc.	679	1,548
		78,982
Diversified Telecommunication Services - 0.7%
ATN International, Inc.	347	22,673
Cincinnati Bell, Inc.*	6,732	28,140
Cogent Communications Holdings, Inc.	1,319	46,877
Consolidated Communications Holdings, Inc.	1,623	39,033
General Communication, Inc., Class A*	939	13,052
Inteliquent, Inc.	1,092	18,171
Iridium Communications, Inc.*	2,602	21,675
Lumos Networks Corp.*	746	10,258
		199,879
Electric Utilities - 0.5%
ALLETE, Inc.	1,485	88,060
El Paso Electric Co.	1,297	59,260
		147,320
Electrical Equipment - 0.5%
AZZ, Inc.	831	55,203
Encore Wire Corp.	663	25,671
General Cable Corp.	1,578	25,453
Powell Industries, Inc.	281	11,170
Vicor Corp.*	529	5,772
		123,269
Electronic Equipment, Instruments & Components - 3.3%
Agilysys, Inc.*	486	5,370
Anixter International, Inc.*	911	58,249
Badger Meter, Inc.	466	30,751
Benchmark Electronics, Inc.*	1,580	38,110
Coherent, Inc.*	778	81,830
CTS Corp.	1,050	20,244
Daktronics, Inc.	1,240	11,817
DTS, Inc.	560	18,738
Electro Scientific Industries, Inc.*	888	4,946
ePlus, Inc.*	179	16,201
Fabrinet*	982	38,121
FARO Technologies, Inc.*	534	17,408
II-VI, Inc.*	1,700	36,023
Insight Enterprises, Inc.*	1,176	35,986
Itron, Inc.*	1,215	57,870
Littelfuse, Inc.	719	91,169
Methode Electronics, Inc.	1,183	43,357
MTS Systems Corp.	526	26,169
OSI Systems, Inc.*	563	37,755
Park Electrochemical Corp.	648	10,718
Plexus Corp.*	1,069	49,334
Rofin-Sinar Technologies, Inc.*	908	29,065
Rogers Corp.*	577	32,260
Sanmina Corp.*	2,360	62,021
ScanSource, Inc.*	822	28,121
TTM Technologies, Inc.*	2,087	22,394
		904,027
Energy Equipment & Services - 1.2%
Archrock, Inc.	2,231	24,586
Atwood Oceanics, Inc.	1,869	14,765
Basic Energy Services, Inc.*	1,261	468
Bristow Group, Inc.	1,121	12,791
CARBO Ceramics, Inc.	632	7,919
Era Group, Inc.*	629	4,585
Exterran Corp.*	1,126	15,910
Geospace Technologies Corp.*	427	7,545
Gulf Island Fabrication, Inc.	431	3,793
Gulfmark Offshore, Inc., Class A*	827	1,778
Helix Energy Solutions Group, Inc.*	3,205	24,037
Hornbeck Offshore Services, Inc.*	1,032	5,645
Matrix Service Co.*	853	15,772
Newpark Resources, Inc.*	2,696	19,034
Pioneer Energy Services Corp.*	2,073	6,903
SEACOR Holdings, Inc.*	510	29,978
Tesco Corp.	1,483	10,099

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
TETRA Technologies, Inc.*	2,898	17,533
Tidewater, Inc.	1,508	4,931
Unit Corp.*	1,648	28,164
US Silica Holdings, Inc.	2,035	79,874
		336,110
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust	2,429	89,727
Agree Realty Corp.	758	36,376
American Assets Trust, Inc.	1,266	56,084
CareTrust REIT, Inc.	1,856	27,580
Cedar Realty Trust, Inc.	2,407	18,221
Chesapeake Lodging Trust	1,926	49,074
CoreSite Realty Corp.	1,087	84,808
Cousins Properties, Inc.	6,397	70,495
DiamondRock Hospitality Co.	6,437	68,168
EastGroup Properties, Inc.	1,031	75,655
Four Corners Property Trust, Inc.	1,727	35,766
Franklin Street Properties Corp.	3,407	42,792
GEO Group, Inc. (The)	2,370	47,495
Getty Realty Corp.	843	19,836
Government Properties Income Trust	2,279	53,101
Kite Realty Group Trust	2,672	77,167
Lexington Realty Trust	6,779	73,145
LTC Properties, Inc.	1,215	63,083
Parkway Properties, Inc.	2,614	47,052
Pennsylvania Real Estate Investment Trust	2,226	55,850
PS Business Parks, Inc.	625	69,238
Retail Opportunity Investments Corp.	3,407	76,010
Sabra Health Care REIT, Inc.	2,092	53,304
Saul Centers, Inc.	365	24,192
Summit Hotel Properties, Inc.	2,796	39,983
Universal Health Realty Income Trust	393	24,205
Urstadt Biddle Properties, Inc., Class A	936	21,257
		1,399,664
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	842	31,112
SpartanNash Co.	1,201	38,456
SUPERVALU, Inc.*	8,514	46,657
		116,225
Food Products - 1.3%
B&G Foods, Inc.	2,128	101,037
Calavo Growers, Inc.	475	28,001
Cal-Maine Foods, Inc.	995	45,710
Darling Ingredients, Inc.*	5,274	74,258
J&J Snack Foods Corp.	471	57,462
Sanderson Farms, Inc.	637	61,299
Seneca Foods Corp., Class A*	193	5,694
		373,461
Gas Utilities - 1.4%
Northwest Natural Gas Co.	881	52,622
Piedmont Natural Gas Co., Inc.	2,598	156,140
South Jersey Industries, Inc.	2,547	75,595
Spire, Inc.	1,462	94,591
		378,948
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	678	33,995
Analogic Corp.	397	35,333
AngioDynamics, Inc.*	917	15,167
Anika Therapeutics, Inc.*	459	21,683
Cantel Medical Corp.	1,149	86,876
CONMED Corp.	827	33,742
CryoLife, Inc.	826	13,175
Cynosure, Inc., Class A*	754	39,276
Haemonetics Corp.*	1,636	60,794
ICU Medical, Inc.*	464	57,893
Inogen, Inc.*	466	27,037
Integer Holdings Corp.*	809	19,578
Integra LifeSciences Holdings Corp.*	930	80,371
Invacare Corp.	967	11,478
Masimo Corp.*	1,413	83,565
Meridian Bioscience, Inc.	1,348	26,219
Merit Medical Systems, Inc.*	1,420	34,421
Natus Medical, Inc.*	1,061	41,283
Neogen Corp.*	1,203	71,049
NuVasive, Inc.*	1,597	104,555
SurModics, Inc.*	417	11,872
Vascular Solutions, Inc.*	557	26,831
Zeltiq Aesthetics, Inc.*	1,037	39,530
		975,723
Health Care Providers & Services - 2.5%
Aceto Corp.	948	19,140
Adeptus Health, Inc., Class A*	432	18,386
Air Methods Corp.*	1,119	39,366
Almost Family, Inc.*	279	10,276
Amedisys, Inc.*	900	43,317
AMN Healthcare Services, Inc.*	1,539	55,758
BioTelemetry, Inc.*	894	16,512
Chemed Corp.	531	71,648
CorVel Corp.*	326	12,531
Cross Country Healthcare, Inc.*	1,050	12,779
Diplomat Pharmacy, Inc.*	1,163	36,390
Ensign Group, Inc. (The)	1,497	28,129
HealthEquity, Inc.*	1,133	36,890
Healthways, Inc.*	1,008	25,210
Kindred Healthcare, Inc.	2,729	30,128
Landauer, Inc.	308	14,636
LHC Group, Inc.*	418	14,864
Magellan Health, Inc.*	789	45,068
PharMerica Corp.*	985	24,881
Providence Service Corp. (The)*	391	18,428
Quorum Health Corp.*	945	5,812
Select Medical Holdings Corp.*	3,365	39,976
Surgical Care Affiliates, Inc.*	872	35,970
U.S. Physical Therapy, Inc.	401	25,283
		681,378
Health Care Technology - 0.9%
Computer Programs & Systems, Inc.	342	8,830
HealthStream, Inc.*	783	20,820
HMS Holdings Corp.*	2,697	58,821
Medidata Solutions, Inc.*	1,836	99,328
Omnicell, Inc.*	1,151	43,255
Quality Systems, Inc.	1,427	16,796
		247,850
Hotels, Restaurants & Leisure - 2.1%
Belmond Ltd., Class A*	2,798	31,254
Biglari Holdings, Inc.*	34	14,980
BJ’s Restaurants, Inc.*	634	25,182
Bob Evans Farms, Inc.	635	26,035
Boyd Gaming Corp.*	2,586	50,427
Chuy’s Holdings, Inc.*	530	16,048
DineEquity, Inc.	531	41,413
Fiesta Restaurant Group, Inc.*	862	21,774
Interval Leisure Group, Inc.	3,553	61,822
Marcus Corp. (The)	602	14,207
Marriott Vacations Worldwide Corp.	787	60,678
Monarch Casino & Resort, Inc.*	348	8,279
Papa John’s International, Inc.	883	66,075
Popeyes Louisiana Kitchen, Inc.*	702	38,280
Red Robin Gourmet Burgers, Inc.*	437	21,964
Ruby Tuesday, Inc.*	1,929	5,864
Ruth’s Hospitality Group, Inc.	1,081	16,172
Scientific Games Corp., Class A*	1,624	13,398
Sonic Corp.	1,556	44,642
		578,494
Household Durables - 1.2%
CalAtlantic Group, Inc.	1	39
Cavco Industries, Inc.*	266	27,815
Ethan Allen Interiors, Inc.	818	27,370
Installed Building Products, Inc.*	532	17,758
iRobot Corp.*	880	35,077

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
La-Z-Boy, Inc.	1,599	42,645
LGI Homes, Inc.*	471	18,096
M/I Homes, Inc.*	791	18,304
MDC Holdings, Inc.	1,256	32,794
Meritage Homes Corp.*	1,192	42,793
TopBuild Corp.*	1,233	42,070
Universal Electronics, Inc.*	463	34,276
		339,037
Household Products - 0.3%
Central Garden & Pet Co.*	317	8,141
Central Garden & Pet Co., Class A*	1,062	25,754
WD-40 Co.	427	50,535
		84,430
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,159	28,442

Insurance - 2.3%
American Equity Investment Life Holding Co.	2,820	49,688
AMERISAFE, Inc.	615	36,906
eHealth, Inc.*	537	6,036
Employers Holdings, Inc.	1,040	31,689
HCI Group, Inc.	279	8,869
Horace Mann Educators Corp.	1,286	47,003
Infinity Property & Casualty Corp.	354	29,828
Maiden Holdings Ltd.	1,826	25,217
Navigators Group, Inc. (The)	354	33,262
ProAssurance Corp.	1,705	93,809
RLI Corp.	1,218	86,454
Safety Insurance Group, Inc.	452	30,035
Selective Insurance Group, Inc.	1,847	73,695
Stewart Information Services Corp.	748	34,244
United Fire Group, Inc.	682	29,469
United Insurance Holdings Corp.	574	9,041
Universal Insurance Holdings, Inc.	1,032	25,573
		650,818
Internet & Direct Marketing Retail - 0.2%
Blue Nile, Inc.	372	12,819
FTD Cos., Inc.*	568	13,348
Nutrisystem, Inc.	934	26,918
PetMed Express, Inc.	647	13,044
		66,129
Internet Software & Services - 1.0%
Blucora, Inc.*	1,326	13,724
DHI Group, Inc.*	1,329	10,286
Liquidity Services, Inc.*	788	7,880
LivePerson, Inc.*	1,583	12,332
LogMeIn, Inc.	801	66,883
Monster Worldwide, Inc.*	2,850	10,431
NIC, Inc.	1,964	45,133
QuinStreet, Inc.*	1,150	3,519
Shutterstock, Inc.*	606	35,136
Stamps.com, Inc.*	503	48,650
XO Group, Inc.*	764	14,241
		268,215
IT Services - 1.4%
CACI International, Inc., Class A*	779	77,401
Cardtronics plc, Class A*	1,449	65,075
Ciber, Inc.*	2,327	2,816
CSG Systems International, Inc.	1,040	45,469
ExlService Holdings, Inc.*	1,073	54,916
Forrester Research, Inc.	320	13,114
ManTech International Corp., Class A	786	31,471
Perficient, Inc.*	1,157	23,105
Sykes Enterprises, Inc.*	1,243	36,333
TeleTech Holdings, Inc.	524	14,855
Virtusa Corp.*	873	22,899
		387,454
Leisure Products - 0.3%
Arctic Cat, Inc.	418	5,923
Callaway Golf Co.	3,011	34,386
Sturm Ruger & Co., Inc.	608	37,264
		77,573
Life Sciences Tools & Services - 0.3%
Albany Molecular Research, Inc.*	712	10,552
Cambrex Corp.*	1,025	43,901
Luminex Corp.*	1,236	26,042
		80,495
Machinery - 3.6%
Actuant Corp., Class A	1,887	44,967
Alamo Group, Inc.	301	19,511
Albany International Corp., Class A	923	39,071
Astec Industries, Inc.	605	35,568
Barnes Group, Inc.	1,617	66,847
Briggs & Stratton Corp.	1,389	26,405
Chart Industries, Inc.*	980	29,518
CIRCOR International, Inc.	526	31,066
EnPro Industries, Inc.	696	37,514
ESCO Technologies, Inc.	825	37,224
Federal Signal Corp.	1,938	25,407
Franklin Electric Co., Inc.	1,228	46,971
Greenbrier Cos., Inc. (The)	819	27,756
Harsco Corp.	2,567	25,542
Hillenbrand, Inc.	2,019	64,911
John Bean Technologies Corp.	936	64,284
Lindsay Corp.	345	24,826
Lydall, Inc.*	549	26,374
Mueller Industries, Inc.	1,831	63,279
Proto Labs, Inc.*	759	41,532
SPX Corp.*	1,333	25,247
SPX FLOW, Inc.*	1,336	39,292
Standex International Corp.	410	34,518
Tennant Co.	566	36,637
Titan International, Inc.	1,401	12,875
Wabash National Corp.*	2,078	28,988
Watts Water Technologies, Inc., Class A	893	57,509
		1,013,639
Marine - 0.2%
Matson, Inc.	1,386	53,486

Media - 0.5%
EW Scripps Co. (The), Class A*	1,710	29,053
Gannett Co., Inc.	3,734	44,547
Harte-Hanks, Inc.	1,517	2,457
Scholastic Corp.	854	34,382
Sizmek, Inc.*	625	2,419
World Wrestling Entertainment, Inc., Class A	1,183	24,571
		137,429
Metals & Mining - 0.7%
AK Steel Holding Corp.*	7,633	34,043
Century Aluminum Co.*	1,590	9,985
Haynes International, Inc.	400	14,756
Kaiser Aluminum Corp.	576	49,093
Materion Corp.	642	18,836
Olympic Steel, Inc.	292	5,645
Stillwater Mining Co.*	3,880	49,082
SunCoke Energy, Inc.	2,056	13,405
TimkenSteel Corp.*	1,219	12,007
		206,852
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Capstead Mortgage Corp.	3,075	30,504

Multiline Retail - 0.1%
Fred’s, Inc., Class A	1,122	12,690
Tuesday Morning Corp.*	1,427	9,518
		22,208
Multi-Utilities - 0.6%
Avista Corp.	2,026	82,296
NorthWestern Corp.	1,545	89,332
		171,628

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 1.0%
Bill Barrett Corp.*	1,930	12,815
Bonanza Creek Energy, Inc.*	1,304	1,330
Carrizo Oil & Gas, Inc.*	1,752	67,084
Cloud Peak Energy, Inc.*	1,963	8,107
Contango Oil & Gas Co.*	709	6,849
Green Plains, Inc.	1,159	28,140
Northern Oil and Gas, Inc.*	1,719	5,570
PDC Energy, Inc.*	1,484	98,538
REX American Resources Corp.*	177	14,238
Synergy Resources Corp.*	6,207	40,656
		283,327
Paper & Forest Products - 0.9%
Boise Cascade Co.*	1,242	32,590
Clearwater Paper Corp.*	548	34,014
Deltic Timber Corp.	342	24,258
KapStone Paper and Packaging Corp.	2,753	48,205
Neenah Paper, Inc.	536	43,111
PH Glatfelter Co.	1,394	30,905
Schweitzer-Mauduit International, Inc.	979	38,455
		251,538
Personal Products - 0.1%
Inter Parfums, Inc.	547	18,691
Medifast, Inc.	300	11,031
		29,722
Pharmaceuticals - 1.3%
ANI Pharmaceuticals, Inc.*	243	14,517
Depomed, Inc.*	1,958	39,728
Impax Laboratories, Inc.*	2,224	53,799
Lannett Co., Inc.*	895	30,305
Medicines Co. (The)*	2,230	87,349
Nektar Therapeutics*	4,367	77,951
Phibro Animal Health Corp., Class A	594	14,416
SciClone Pharmaceuticals, Inc.*	1,599	16,102
Supernus Pharmaceuticals, Inc.*	1,109	23,710
		357,877
Professional Services - 1.3%
CDI Corp.*	457	2,605
Exponent, Inc.	832	41,958
Heidrick & Struggles International, Inc.	559	10,448
Insperity, Inc.	521	34,152
Kelly Services, Inc., Class A	953	18,221
Korn/Ferry International	1,836	43,770
Navigant Consulting, Inc.*	1,527	29,990
On Assignment, Inc.*	1,540	58,073
Resources Connection, Inc.	1,178	17,776
TrueBlue, Inc.*	1,361	29,738
WageWorks, Inc.*	1,161	71,738
		358,469
Real Estate Management & Development - 0.1%
Forestar Group, Inc.*	1,087	13,642
RE/MAX Holdings, Inc., Class A	566	23,568
		37,210
Road & Rail - 0.6%
ArcBest Corp.	775	14,190
Celadon Group, Inc.	885	6,912
Heartland Express, Inc.	1,894	36,043
Knight Transportation, Inc.	1,954	54,907
Marten Transport Ltd.	738	15,919
Roadrunner Transportation Systems, Inc.*	970	8,090
Saia, Inc.*	802	24,405
		160,466
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.*	1,268	55,729
Brooks Automation, Inc.	2,199	27,729
Cabot Microelectronics Corp.	758	37,688
CEVA, Inc.*	655	20,619
Cirrus Logic, Inc.*	1,994	101,195
Cohu, Inc.	810	8,805
Diodes, Inc.*	1,239	25,511
DSP Group, Inc.*	696	8,032
Exar Corp.*	1,558	14,178
Kopin Corp.*	2,008	4,337
Kulicke & Soffa Industries, Inc.*	2,255	27,579
MKS Instruments, Inc.	1,710	83,345
Monolithic Power Systems, Inc.	1,188	91,143
Nanometrics, Inc.*	782	15,906
Power Integrations, Inc.	923	53,903
Rambus, Inc.*	3,528	48,757
Rudolph Technologies, Inc.*	990	17,365
Semtech Corp.*	2,092	55,647
Tessera Technologies, Inc.	1,476	49,505
Ultratech, Inc.*	856	21,409
Veeco Instruments, Inc.*	1,277	25,119
		793,501
Software - 2.5%
8x8, Inc.*	2,864	38,005
Blackbaud, Inc.	1,522	102,537
Bottomline Technologies de, Inc.*	1,215	28,054
Ebix, Inc.	819	46,683
Epiq Systems, Inc.	1,045	17,159
Interactive Intelligence Group, Inc.*	566	33,875
MicroStrategy, Inc., Class A*	301	50,204
Monotype Imaging Holdings, Inc.	1,303	27,493
Progress Software Corp.*	1,613	46,793
Qualys, Inc.*	783	26,935
Rovi Corp.*	2,631	53,857
Synchronoss Technologies, Inc.*	1,290	53,858
Take-Two Interactive Software, Inc.*	2,719	118,195
Tangoe, Inc.*	1,200	11,148
VASCO Data Security International, Inc.*	956	17,428
		672,224
Specialty Retail - 3.0%
Asbury Automotive Group, Inc.*	710	38,141
Barnes & Noble Education, Inc.*	1,253	14,021
Barnes & Noble, Inc.	1,939	22,221
Big 5 Sporting Goods Corp.	588	7,356
Buckle, Inc. (The)	897	23,116
Caleres, Inc.	1,399	36,290
Cato Corp. (The), Class A	830	28,452
Children’s Place, Inc. (The)	605	49,247
Express, Inc.*	2,194	25,955
Finish Line, Inc. (The), Class A	1,353	32,567
Five Below, Inc.*	1,754	78,158
Francesca’s Holdings Corp.*	1,297	17,704
Genesco, Inc.*	670	48,669
Group 1 Automotive, Inc.	672	39,877
Haverty Furniture Cos., Inc.	611	12,220
Hibbett Sports, Inc.*	717	27,511
Kirkland’s, Inc.*	460	5,764
Lithia Motors, Inc., Class A	764	63,236
Lumber Liquidators Holdings, Inc.*	869	13,695
MarineMax, Inc.*	780	15,467
Monro Muffler Brake, Inc.	1,033	58,272
Outerwall, Inc.	552	28,682
Rent-A-Center, Inc.	1,701	20,786
Select Comfort Corp.*	1,496	39,270
Shoe Carnival, Inc.	456	13,525
Sonic Automotive, Inc., Class A	920	15,677
Stage Stores, Inc.	867	4,665
Stein Mart, Inc.	951	7,646
Tailored Brands, Inc.	1,558	20,534
Vitamin Shoppe, Inc.*	778	21,566
Zumiez, Inc.*	605	10,104
		840,394
Technology Hardware, Storage & Peripherals - 0.5%
Cray, Inc.*	1,306	29,907
Electronics For Imaging, Inc.*	1,509	71,044

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Super Micro Computer, Inc.*	1,194	25,826
		126,777
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc.*	2,351	20,313
G-III Apparel Group Ltd.*	1,285	40,567
Iconix Brand Group, Inc.*	1,799	15,112
Movado Group, Inc.	524	11,895
Oxford Industries, Inc.	473	29,520
Perry Ellis International, Inc.*	375	6,990
Steven Madden Ltd.*	1,783	62,565
Unifi, Inc.*	480	12,494
Vera Bradley, Inc.*	651	9,739
Wolverine World Wide, Inc.	3,190	76,273
		285,468
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	2,925	44,752
Bank Mutual Corp.	1,358	10,592
BofI Holding, Inc.*	1,839	39,539
Dime Community Bancshares, Inc.	988	17,448
LendingTree, Inc.*	221	21,437
Northfield Bancorp, Inc.	1,255	19,942
Northwest Bancshares, Inc.	3,264	50,657
Oritani Financial Corp.	1,229	19,750
Provident Financial Services, Inc.	1,896	40,897
TrustCo Bank Corp.	3,060	21,848
Walker & Dunlop, Inc.*	871	23,082
		309,944
Tobacco - 0.2%
Universal Corp.	728	43,804

Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	1,251	59,447
DXP Enterprises, Inc.*	407	11,433
Kaman Corp.	867	38,920
Veritiv Corp.*	262	13,440
		123,240
Water Utilities - 0.3%
American States Water Co.	1,171	45,646
California Water Service Group	1,537	46,863
		92,509
Wireless Telecommunication Services - 0.0%(b)
Spok Holdings, Inc.	660	10,923

TOTAL COMMON STOCKS (Cost $22,615,439)		20,954,768

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 8.1%

REPURCHASE AGREEMENT(c) - 8.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,268,529 (Cost $2,268,510)	2,268,510	2,268,510

Total Investments - 83.3% (Cost $24,883,949)		23,223,278
Other Assets Less Liabilities - 16.7%		4,640,752
Net assets - 100.0%		27,864,030

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,163,059.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$615,080
Aggregate gross unrealized depreciation	(2,314,465)
Net unrealized depreciation	$(1,699,385)
Federal income tax cost of investments	$24,922,663

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$935,204	1/8/2018	Bank of America NA	0.56%	S&P SmallCap 600®	$406,073
8,292,601	1/8/2018	Citibank NA	0.44%	S&P SmallCap 600®	1,406,294
796,686	1/8/2018	Credit Suisse International	0.31%	S&P SmallCap 600®	462,512
1,181,015	1/8/2018	Deutsche Bank AG	0.24%	S&P SmallCap 600®	383,801
2,332,286	11/6/2017	Deutsche Bank AG	0.24%	iShares® Core S&P Small-Cap ETF	186,260
1,941,084	11/6/2017	Morgan Stanley & Co. International plc	0.66%	S&P SmallCap 600®	1,158,489
19,298,806	1/8/2018	Societe Generale	0.91%	S&P SmallCap 600®	370,727
$34,777,682					$4,374,156

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 44.2%

Aerospace & Defense - 0.9%
Boeing Co. (The)	8,650	1,119,742
General Dynamics Corp.	4,150	631,713
L-3 Communications Holdings, Inc.	1,112	165,488
Lockheed Martin Corp.	3,782	918,913
Northrop Grumman Corp.	2,607	552,866
Raytheon Co.	4,290	601,158
Rockwell Collins, Inc.	1,881	157,421
Textron, Inc.	3,883	158,621
TransDigm Group, Inc.*	765	218,170
United Technologies Corp.	11,243	1,196,592
		5,720,684
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	2,062	143,144
Expeditors International of Washington, Inc.	2,630	133,209
FedEx Corp.	3,606	594,738
United Parcel Service, Inc., Class B	9,974	1,089,360
		1,960,451
Airlines - 0.2%
Alaska Air Group, Inc.	1,780	120,203
American Airlines Group, Inc.	7,655	277,876
Delta Air Lines, Inc.	11,146	409,616
Southwest Airlines Co.	9,226	340,255
United Continental Holdings, Inc.*	4,849	244,438
		1,392,388
Auto Components - 0.2%
BorgWarner, Inc.	3,144	108,122
Delphi Automotive plc	3,943	278,612
Goodyear Tire & Rubber Co. (The)	3,842	112,763
Johnson Controls, Inc.	9,366	410,980
		910,477
Automobiles - 0.2%
Ford Motor Co.	56,366	710,211
General Motors Co.	20,242	646,125
Harley-Davidson, Inc.	2,616	137,863
		1,494,199
Banks - 2.5%
Bank of America Corp.	148,383	2,394,902
BB&T Corp.	11,858	456,533
Citigroup, Inc.	42,397	2,024,033
Citizens Financial Group, Inc.	7,641	189,267
Comerica, Inc.	2,530	119,644
Fifth Third Bancorp	11,090	223,574
Huntington Bancshares, Inc.	15,677	156,927
JPMorgan Chase & Co.	52,822	3,565,485
KeyCorp	15,643	196,476
M&T Bank Corp.	2,297	271,804
People’s United Financial, Inc.	4,491	72,979
PNC Financial Services Group, Inc. (The)	7,213	649,891
Regions Financial Corp.	18,298	182,431
SunTrust Banks, Inc.	7,239	319,023
US Bancorp	23,442	1,034,964
Wells Fargo & Co.	66,740	3,390,392
Zions Bancorp	2,956	90,424
		15,338,749
Beverages - 1.0%
Brown-Forman Corp., Class B	2,904	140,989
Coca-Cola Co. (The)	56,245	2,442,720
Constellation Brands, Inc., Class A	2,548	418,000
Dr Pepper Snapple Group, Inc.	2,684	251,491
Molson Coors Brewing Co., Class B	2,660	272,171
Monster Beverage Corp.*	2,034	313,012
PepsiCo, Inc.	20,865	2,227,339
		6,065,722
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc.*	3,236	407,283
Amgen, Inc.	10,852	1,845,491
Biogen, Inc.*	3,164	967,013
Celgene Corp.*	11,190	1,194,421
Gilead Sciences, Inc.	19,239	1,507,953
Regeneron Pharmaceuticals, Inc.*	1,127	442,404
Vertex Pharmaceuticals, Inc.*	3,573	337,684
		6,702,249
Building Products - 0.1%
Allegion plc	1,383	98,497
Fortune Brands Home & Security, Inc.	2,216	140,849
Masco Corp.	4,807	170,553
		409,899
Capital Markets - 1.1%
Affiliated Managers Group, Inc.*	777	110,373
Ameriprise Financial, Inc.	2,395	242,087
Bank of New York Mellon Corp. (The)	15,559	648,344
BlackRock, Inc.	1,817	677,396
Charles Schwab Corp. (The)	17,374	546,586
CME Group, Inc.	4,892	530,048
E*TRADE Financial Corp.*	4,026	106,206
Franklin Resources, Inc.	5,323	194,289
Goldman Sachs Group, Inc. (The)	5,581	945,756
Intercontinental Exchange, Inc.	1,720	485,074
Invesco Ltd.	6,028	188,013
Legg Mason, Inc.	1,523	52,681
Moody’s Corp.	2,442	265,421
Morgan Stanley	21,825	699,709
Nasdaq, Inc.	1,664	118,494
Northern Trust Corp.	3,098	218,688
S&P Global, Inc.	3,822	472,170
State Street Corp.	5,720	401,773
T Rowe Price Group, Inc.	3,585	249,301
		7,152,409
Chemicals - 0.9%
Air Products & Chemicals, Inc.	2,809	437,136
Albemarle Corp.	1,622	129,711
CF Industries Holdings, Inc.	3,367	87,542
Dow Chemical Co. (The)	16,220	870,041
Eastman Chemical Co.	2,147	145,760
Ecolab, Inc.	3,813	469,190
EI du Pont de Nemours & Co.	12,618	878,213
FMC Corp.	1,932	90,688
International Flavors & Fragrances, Inc.	1,152	159,644
LyondellBasell Industries NV, Class A	4,931	389,007
Monsanto Co.	6,310	672,015
Mosaic Co. (The)	5,053	151,944
PPG Industries, Inc.	3,843	406,897
Praxair, Inc.	4,121	502,927
Sherwin-Williams Co. (The)	1,136	322,294
		5,713,009
Commercial Services & Supplies - 0.2%
Cintas Corp.	1,252	147,122
Pitney Bowes, Inc.	2,725	51,121
Republic Services, Inc.	3,428	173,183
Stericycle, Inc.*	1,227	105,497
Tyco International plc	6,147	268,501
Waste Management, Inc.	5,968	381,594
		1,127,018
Communications Equipment - 0.5%
Cisco Systems, Inc.	72,657	2,284,336
F5 Networks, Inc.*	968	118,803
Harris Corp.	1,802	167,550
Juniper Networks, Inc.	5,103	117,777

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Motorola Solutions, Inc.	2,295	176,692
		2,865,158
Construction & Engineering - 0.0%(b)
Fluor Corp.	2,011	104,371
Jacobs Engineering Group, Inc.*	1,761	92,787
Quanta Services, Inc.*	2,182	56,143
		253,301
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	918	168,021
Vulcan Materials Co.	1,924	219,086
		387,107
Consumer Finance - 0.3%
American Express Co.	11,677	765,778
Capital One Financial Corp.	7,398	529,697
Discover Financial Services	5,955	357,300
Navient Corp.	4,774	68,650
Synchrony Financial	12,046	335,240
		2,056,665
Containers & Packaging - 0.2%
Avery Dennison Corp.	1,288	99,743
Ball Corp.	2,513	199,004
International Paper Co.	5,940	288,031
Owens-Illinois, Inc.*	2,339	41,938
Sealed Air Corp.	2,848	134,226
WestRock Co.	3,649	174,787
		937,729
Distributors - 0.1%
Genuine Parts Co.	2,161	222,194
LKQ Corp.*	4,430	159,879
		382,073
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	3,242	70,222

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc., Class B*	27,069	4,073,614
Leucadia National Corp.	4,815	92,207
		4,165,821
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	88,927	3,635,336
CenturyLink, Inc.	7,888	219,286
Frontier Communications Corp.	16,946	77,952
Level 3 Communications, Inc.*	4,188	207,850
Verizon Communications, Inc.	58,884	3,081,400
		7,221,824
Electric Utilities - 0.9%
Alliant Energy Corp.	3,281	124,514
American Electric Power Co., Inc.	7,097	458,253
Duke Energy Corp.	9,952	792,776
Edison International	4,707	342,293
Entergy Corp.	2,582	201,912
Eversource Energy	4,582	247,291
Exelon Corp.	13,316	452,744
FirstEnergy Corp.	6,135	200,799
NextEra Energy, Inc.	6,666	806,186
PG&E Corp.	7,166	443,862
Pinnacle West Capital Corp.	1,605	120,439
PPL Corp.	9,779	340,114
Southern Co. (The)	13,558	695,932
Xcel Energy, Inc.	7,338	303,500
		5,530,615
Electrical Equipment - 0.2%
Acuity Brands, Inc.	633	174,151
AMETEK, Inc.	3,372	164,385
Eaton Corp. plc	6,616	440,229
Emerson Electric Co.	9,294	489,608
Rockwell Automation, Inc.	1,882	218,180
		1,486,553
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	4,448	277,155
Corning, Inc.	15,534	352,466
FLIR Systems, Inc.	1,988	61,290
TE Connectivity Ltd.	5,166	328,403
		1,019,314
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	6,326	310,797
Diamond Offshore Drilling, Inc.	931	17,196
FMC Technologies, Inc.*	3,270	92,214
Halliburton Co.	12,413	533,883
Helmerich & Payne, Inc.	1,561	94,378
National Oilwell Varco, Inc.	5,447	182,692
Schlumberger Ltd.	20,072	1,585,688
Transocean Ltd.*	4,959	48,102
		2,864,950
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	6,133	695,360
Apartment Investment & Management Co., Class A	2,262	102,197
AvalonBay Communities, Inc.	1,981	346,695
Boston Properties, Inc.	2,219	310,948
Crown Castle International Corp.	4,867	461,246
Digital Realty Trust, Inc.	2,121	210,170
Equinix, Inc.	1,003	369,756
Equity Residential	5,280	342,514
Essex Property Trust, Inc.	945	214,609
Extra Space Storage, Inc.	1,809	145,715
Federal Realty Investment Trust	1,024	162,816
General Growth Properties, Inc.	8,420	245,359
HCP, Inc.	6,747	265,359
Host Hotels & Resorts, Inc.	10,795	192,367
Iron Mountain, Inc.	3,453	132,630
Kimco Realty Corp.	6,062	182,163
Macerich Co. (The)	1,823	149,285
Prologis, Inc.	7,589	403,052
Public Storage	2,129	476,768
Realty Income Corp.	3,722	244,647
Simon Property Group, Inc.	4,470	963,151
SL Green Realty Corp.	1,448	170,459
UDR, Inc.	3,859	139,619
Ventas, Inc.	4,884	354,920
Vornado Realty Trust	2,563	264,783
Welltower, Inc.	5,157	395,800
Weyerhaeuser Co.	10,792	343,725
		8,286,113
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	6,328	1,025,706
CVS Health Corp.	15,515	1,449,101
Kroger Co. (The)	13,778	440,758
Sysco Corp.	7,570	392,580
Walgreens Boots Alliance, Inc.	12,484	1,007,584
Wal-Mart Stores, Inc.	22,061	1,576,038
Whole Foods Market, Inc.	4,637	140,872
		6,032,639
Food Products - 0.8%
Archer-Daniels-Midland Co.	8,488	371,435
Campbell Soup Co.	2,590	157,265
ConAgra Foods, Inc.	6,304	293,829
General Mills, Inc.	8,586	608,061
Hershey Co. (The)	2,030	202,777
Hormel Foods Corp.	3,904	149,367
JM Smucker Co. (The)	1,729	245,155
Kellogg Co.	3,641	299,327
Kraft Heinz Co. (The)	8,607	770,240

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
McCormick & Co., Inc.	1,665	169,763
Mead Johnson Nutrition Co.	2,696	229,349
Mondelez International, Inc., Class A	22,420	1,009,348
Tyson Foods, Inc., Class A	4,341	328,049
		4,833,965
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	21,223	891,790
Baxter International, Inc.	7,978	372,812
Becton Dickinson and Co.	3,065	543,149
Boston Scientific Corp.*	19,601	466,896
CR Bard, Inc.	1,059	233,869
Danaher Corp.	8,655	704,603
DENTSPLY SIRONA, Inc.	3,384	207,981
Edwards Lifesciences Corp.*	3,059	352,274
Hologic, Inc.*	3,504	134,624
Intuitive Surgical, Inc.*	550	377,531
Medtronic plc	20,313	1,767,840
St Jude Medical, Inc.	4,107	320,017
Stryker Corp.	4,538	524,865
Varian Medical Systems, Inc.*	1,375	132,179
Zimmer Biomet Holdings, Inc.	2,878	373,018
		7,403,448
Health Care Providers & Services - 1.2%
Aetna, Inc.	5,065	593,213
AmerisourceBergen Corp.	2,650	230,470
Anthem, Inc.	3,798	475,054
Cardinal Health, Inc.	4,707	375,007
Centene Corp.*	2,463	168,198
Cigna Corp.	3,705	475,203
DaVita, Inc.*	2,357	152,333
Express Scripts Holding Co.*	9,141	664,551
HCA Holdings, Inc.*	4,350	328,643
Henry Schein, Inc.*	1,185	194,091
Humana, Inc.	2,153	384,763
Laboratory Corp. of America Holdings*	1,479	202,519
McKesson Corp.	3,251	600,200
Patterson Cos., Inc.	1,202	55,292
Quest Diagnostics, Inc.	2,043	169,201
UnitedHealth Group, Inc.	13,735	1,868,647
Universal Health Services, Inc., Class B	1,297	156,327
		7,093,712
Health Care Technology - 0.0%(b)
Cerner Corp.*	4,347	280,555

Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	6,334	302,765
Chipotle Mexican Grill, Inc.*	422	174,594
Darden Restaurants, Inc.	1,648	101,583
Marriott International, Inc., Class A	2,754	196,443
McDonald’s Corp.	12,681	1,466,685
Royal Caribbean Cruises Ltd.	2,425	172,442
Starbucks Corp.	21,161	1,189,883
Starwood Hotels & Resorts Worldwide, Inc.	2,435	188,615
Wyndham Worldwide Corp.	1,617	114,467
Wynn Resorts Ltd.	1,176	105,040
Yum! Brands, Inc.	5,886	533,919
		4,546,436
Household Durables - 0.2%
DR Horton, Inc.	4,769	152,894
Garmin Ltd.	1,694	83,142
Harman International Industries, Inc.	1,019	86,299
Leggett & Platt, Inc.	1,940	101,811
Lennar Corp., Class A	2,649	125,298
Mohawk Industries, Inc.*	920	195,758
Newell Brands, Inc.	6,966	369,755
PulteGroup, Inc.	4,549	97,212
Whirlpool Corp.	1,097	195,968
		1,408,137
Household Products - 0.9%
Church & Dwight Co., Inc.	1,854	184,325
Clorox Co. (The)	1,868	244,783
Colgate-Palmolive Co.	12,900	958,986
Kimberly-Clark Corp.	5,202	666,168
Procter & Gamble Co. (The)	38,452	3,357,244
		5,411,506
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	9,520	114,907
NRG Energy, Inc.	4,549	55,088
		169,995
Industrial Conglomerates - 1.2%
3M Co.	8,761	1,570,322
General Electric Co.	132,836	4,149,797
Honeywell International, Inc.	11,009	1,284,860
Roper Technologies, Inc.	1,462	259,578
		7,264,557
Insurance - 1.2%
Aflac, Inc.	5,980	443,597
Allstate Corp. (The)	5,408	372,936
American International Group, Inc.	16,165	967,152
Aon plc	3,827	426,137
Arthur J. Gallagher & Co.	2,559	126,440
Assurant, Inc.	895	80,147
Chubb Ltd.	6,710	851,700
Cincinnati Financial Corp.	2,137	164,784
Hartford Financial Services Group, Inc. (The)	5,683	233,401
Lincoln National Corp.	3,453	165,848
Loews Corp.	3,869	161,956
Marsh & McLennan Cos., Inc.	7,529	509,186
MetLife, Inc.	15,871	688,801
Principal Financial Group, Inc.	3,894	191,079
Progressive Corp. (The)	8,422	274,220
Prudential Financial, Inc.	6,385	506,841
Torchmark Corp.	1,621	104,846
Travelers Cos., Inc. (The)	4,224	501,431
Unum Group	3,435	122,320
Willis Towers Watson plc	2,000	248,020
XL Group Ltd.	4,112	140,754
		7,281,596
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	5,589	4,298,835
Expedia, Inc.	1,693	184,740
Netflix, Inc.*	6,187	602,923
Priceline Group, Inc. (The)*	717	1,015,796
TripAdvisor, Inc.*	1,651	100,711
		6,203,005
Internet Software & Services - 2.0%
Akamai Technologies, Inc.*	2,537	139,281
Alphabet, Inc., Class A*	4,242	3,350,544
Alphabet, Inc., Class C*	4,267	3,273,002
eBay, Inc.*	15,269	491,051
Facebook, Inc., Class A*	33,396	4,211,903
VeriSign, Inc.*	1,379	102,667
Yahoo!, Inc.*	12,624	539,676
		12,108,124
IT Services - 1.6%
Accenture plc, Class A	9,011	1,036,265
Alliance Data Systems Corp.*	851	174,097
Automatic Data Processing, Inc.	6,580	590,950
Cognizant Technology Solutions Corp., Class A*	8,752	502,715
CSRA, Inc.	1,982	50,323

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	4,008	317,955
Fiserv, Inc.*	3,212	330,997
Global Payments, Inc.	2,225	168,989
International Business Machines Corp.	12,758	2,026,991
MasterCard, Inc., Class A	14,024	1,355,139
Paychex, Inc.	4,630	280,902
PayPal Holdings, Inc.*	15,933	591,911
Teradata Corp.*	1,878	59,589
Total System Services, Inc.	2,440	120,170
Visa, Inc., Class A	27,516	2,226,044
Western Union Co. (The)	7,095	152,684
Xerox Corp.	13,755	135,487
		10,121,208
Leisure Products - 0.1%
Hasbro, Inc.	1,621	132,501
Mattel, Inc.	4,918	162,933
		295,434
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	4,735	222,450
Illumina, Inc.*	2,126	357,891
PerkinElmer, Inc.	1,575	83,869
Thermo Fisher Scientific, Inc.	5,684	865,048
Waters Corp.*	1,169	183,895
		1,713,153
Machinery - 0.6%
Caterpillar, Inc.	8,434	691,166
Cummins, Inc.	2,289	287,521
Deere & Co.	4,313	364,664
Dover Corp.	2,241	162,472
Flowserve Corp.	1,883	91,081
Fortive Corp.	4,328	227,956
Illinois Tool Works, Inc.	4,672	555,267
Ingersoll-Rand plc	3,719	252,855
PACCAR, Inc.	5,063	302,970
Parker-Hannifin Corp.	1,946	238,443
Pentair plc	2,611	167,235
Snap-on, Inc.	840	128,764
Stanley Black & Decker, Inc.	2,169	268,414
Xylem, Inc.	2,584	131,422
		3,870,230
Media - 1.2%
CBS Corp. (Non-Voting), Class B	5,999	306,129
Comcast Corp., Class A	34,926	2,279,271
Discovery Communications, Inc., Class A*	2,174	55,459
Discovery Communications, Inc., Class C*	3,239	80,392
Interpublic Group of Cos., Inc. (The)	5,813	134,513
News Corp., Class A	5,498	77,302
News Corp., Class B	1,557	22,467
Omnicom Group, Inc.	3,434	295,770
Scripps Networks Interactive, Inc., Class A	1,373	87,007
TEGNA, Inc.	3,143	63,677
Time Warner, Inc.	11,360	890,738
Twenty-First Century Fox, Inc., Class A	15,828	388,419
Twenty-First Century Fox, Inc., Class B	6,229	154,791
Viacom, Inc., Class B	5,007	201,982
Walt Disney Co. (The)	21,562	2,036,747
		7,074,664
Metals & Mining - 0.1%
Alcoa, Inc.	18,997	191,490
Freeport-McMoRan, Inc.*	19,213	197,702
Newmont Mining Corp.	7,664	293,071
Nucor Corp.	4,593	222,806
		905,069
Multiline Retail - 0.3%
Dollar General Corp.	4,099	300,908
Dollar Tree, Inc.*	3,403	281,431
Kohl’s Corp.	2,654	117,785
Macy’s, Inc.	4,455	161,182
Nordstrom, Inc.	1,854	93,553
Target Corp.	8,512	597,457
		1,552,316
Multi-Utilities - 0.5%
Ameren Corp.	3,505	173,217
CenterPoint Energy, Inc.	6,221	139,786
CMS Energy Corp.	4,033	169,265
Consolidated Edison, Inc.	4,394	330,649
Dominion Resources, Inc.	8,902	660,172
DTE Energy Co.	2,592	240,797
NiSource, Inc.	4,645	111,201
Public Service Enterprise Group, Inc.	7,308	312,490
SCANA Corp.	2,065	145,892
Sempra Energy	3,424	358,253
WEC Energy Group, Inc.	4,560	273,053
		2,914,775
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	7,373	394,234
Apache Corp.	5,468	271,760
Cabot Oil & Gas Corp.	6,717	165,440
Chesapeake Energy Corp.*	8,448	53,645
Chevron Corp.	27,225	2,738,290
Cimarex Energy Co.	1,370	181,087
Concho Resources, Inc.*	2,013	260,080
ConocoPhillips	17,889	734,343
Devon Energy Corp.	7,569	327,965
EOG Resources, Inc.	7,949	703,407
EQT Corp.	2,495	178,392
Exxon Mobil Corp.	59,900	5,219,686
Hess Corp.	3,808	206,774
Kinder Morgan, Inc.	26,433	577,561
Marathon Oil Corp.	12,245	183,920
Marathon Petroleum Corp.	7,654	325,372
Murphy Oil Corp.	2,338	62,471
Newfield Exploration Co.*	2,842	123,229
Noble Energy, Inc.	6,191	213,466
Occidental Petroleum Corp.	11,033	847,886
ONEOK, Inc.	3,035	142,311
Phillips 66	6,757	530,087
Pioneer Natural Resources Co.	2,363	423,095
Range Resources Corp.	2,452	94,574
Southwestern Energy Co.*	6,837	95,103
Spectra Energy Corp.	9,884	352,068
Tesoro Corp.	1,733	130,703
Valero Energy Corp.	6,787	375,660
Williams Cos., Inc. (The)	9,867	275,684
		16,188,293
Personal Products - 0.0%(b)
Estee Lauder Cos., Inc. (The), Class A	3,215	286,874

Pharmaceuticals - 2.7%
AbbVie, Inc.	23,364	1,497,632
Allergan plc*	5,714	1,340,162
Bristol-Myers Squibb Co.	24,114	1,383,903
Eli Lilly & Co.	14,032	1,090,988
Endo International plc*	2,959	61,251
Johnson & Johnson	39,734	4,741,856
Mallinckrodt plc*	1,579	117,699
Merck & Co., Inc.	39,986	2,510,721
Mylan NV*	6,511	275,806

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Perrigo Co. plc	2,069	188,258
Pfizer, Inc.	87,610	3,048,828
Zoetis, Inc.	6,594	336,953
		16,594,057
Professional Services - 0.1%
Dun & Bradstreet Corp. (The)	524	72,129
Equifax, Inc.	1,719	226,736
Nielsen Holdings plc	5,212	277,695
Robert Half International, Inc.	1,897	72,712
Verisk Analytics, Inc.*	2,235	185,617
		834,889
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	4,216	126,016

Road & Rail - 0.4%
CSX Corp.	13,808	390,490
JB Hunt Transport Services, Inc.	1,286	102,096
Kansas City Southern	1,560	150,883
Norfolk Southern Corp.	4,272	401,141
Ryder System, Inc.	776	50,843
Union Pacific Corp.	12,149	1,160,594
		2,256,047
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	4,440	277,766
Applied Materials, Inc.	15,733	469,473
Broadcom Ltd.	5,358	945,258
First Solar, Inc.*	1,108	41,904
Intel Corp.	68,212	2,448,129
KLA-Tencor Corp.	2,249	155,766
Lam Research Corp.	2,306	215,196
Linear Technology Corp.	3,454	201,161
Microchip Technology, Inc.	3,103	192,107
Micron Technology, Inc.*	14,981	247,037
NVIDIA Corp.	7,328	449,499
Qorvo, Inc.*	1,842	105,786
QUALCOMM, Inc.	21,219	1,338,282
Skyworks Solutions, Inc.	2,748	205,715
Texas Instruments, Inc.	14,507	1,008,817
Xilinx, Inc.	3,665	198,680
		8,500,576
Software - 1.9%
Activision Blizzard, Inc.	7,358	304,401
Adobe Systems, Inc.*	7,226	739,292
Autodesk, Inc.*	3,244	218,646
CA, Inc.	4,275	144,965
Citrix Systems, Inc.*	2,241	195,415
Electronic Arts, Inc.*	4,357	353,919
Intuit, Inc.	3,696	411,919
Microsoft Corp.	113,548	6,524,468
Oracle Corp.	44,960	1,853,251
Red Hat, Inc.*	2,621	191,281
salesforce.com, Inc.*	9,200	730,664
Symantec Corp.	8,845	213,430
		11,881,651
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	1,063	167,295
AutoNation, Inc.*	1,028	48,676
AutoZone, Inc.*	431	319,716
Bed Bath & Beyond, Inc.	2,230	103,405
Best Buy Co., Inc.	4,073	156,729
CarMax, Inc.*	2,800	165,060
Foot Locker, Inc.	1,966	129,048
Gap, Inc. (The)	3,277	81,499
Home Depot, Inc. (The)	17,970	2,410,136
L Brands, Inc.	3,655	278,548
Lowe’s Cos., Inc.	12,800	979,968
O’Reilly Automotive, Inc.*	1,393	389,970
Ross Stores, Inc.	5,804	361,241
Signet Jewelers Ltd.	1,127	92,392
Staples, Inc.	9,336	79,916
Tiffany & Co.	1,584	113,050
TJX Cos., Inc. (The)	9,550	739,552
Tractor Supply Co.	1,927	161,772
Ulta Salon Cosmetics & Fragrance, Inc.*	902	222,983
Urban Outfitters, Inc.*	1,252	44,884
		7,045,840
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	79,124	8,395,056
EMC Corp.	28,215	817,953
Hewlett Packard Enterprise Co.	24,004	515,606
HP, Inc.	24,711	355,097
NetApp, Inc.	4,176	144,448
Seagate Technology plc	4,312	145,487
Western Digital Corp.	4,066	189,760
		10,563,407
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	4,016	153,331
Hanesbrands, Inc.	5,453	144,723
Michael Kors Holdings Ltd.*	2,549	124,773
NIKE, Inc., Class B	19,234	1,108,648
PVH Corp.	1,171	126,187
Ralph Lauren Corp.	824	85,383
Under Armour, Inc., Class A*	2,646	104,861
Under Armour, Inc., Class C*	2,659	94,793
VF Corp.	4,819	299,019
		2,241,718
Tobacco - 0.8%
Altria Group, Inc.	28,262	1,867,836
Philip Morris International, Inc.	22,409	2,239,331
Reynolds American, Inc.	11,959	592,808
		4,699,975
Trading Companies & Distributors - 0.1%
Fastenal Co.	4,173	179,898
United Rentals, Inc.*	1,278	105,192
WW Grainger, Inc.	815	187,988
		473,078
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	2,567	189,932

TOTAL COMMON STOCKS (Cost $288,271,075)		271,881,576

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 4.9%

REPURCHASE AGREEMENT(c) - 4.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $30,142,568 (Cost $30,142,312)	30,142,312	30,142,312

Total Investments - 49.1% (Cost $318,413,387)		302,023,888
Other Assets Less Liabilities - 50.9%		313,483,504
Net assets - 100.0%		615,507,392

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $218,966,465.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,885,502
Aggregate gross unrealized depreciation	(34,437,458)
Net unrealized depreciation	$(23,551,956)
Federal income tax cost of investments	$325,575,844

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	177	9/16/2016	$19,193,438	$1,043,540

Cash collateral in the amount of $817,740 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$11,313,544	11/6/2017	Bank of America NA	0.51%	SPDR® S&P 500® ETF Trust	$873,207
372,010,934	1/8/2018	Bank of America NA	0.61%	S&P 500®	10,815,334
175,222,000	1/8/2018	Citibank NA	0.59%	S&P 500®	8,555,790
44,177,997	1/8/2018	Credit Suisse International	0.81%	S&P 500®	3,048,491
4,860,412	11/7/2016	Deutsche Bank AG	0.52%	SPDR® S&P 500® ETF Trust	504,212
88,173,374	11/6/2017	Deutsche Bank AG	0.64%	S&P 500®	80,854,951
8,486,378	11/6/2017	Goldman Sachs International	0.50%	SPDR® S&P 500® ETF Trust	363,833
199,194,378	11/6/2017	Goldman Sachs International	0.59%	S&P 500®	25,258,796
4,625,307	11/6/2017	Morgan Stanley & Co. International plc	0.81%	SPDR® S&P 500® ETF Trust	203,605
116,317,707	11/6/2017	Morgan Stanley & Co. International plc	0.71%	S&P 500®	80,027,717
249,315,685	11/6/2017	Societe Generale	0.56%	S&P 500®	52,039,026
281,710,006	11/6/2017	UBS AG	0.61%	S&P 500®	18,003,654
$1,555,407,722					$280,548,616

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 32.8%

Airlines - 0.1%
American Airlines Group, Inc.	33,263	1,207,447

Automobiles - 0.2%
Tesla Motors, Inc.*	8,491	1,800,177

Beverages - 0.2%
Monster Beverage Corp.*	11,682	1,797,743

Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc.*	12,884	1,621,580
Amgen, Inc.	43,218	7,349,653
Biogen, Inc.*	12,602	3,851,549
BioMarin Pharmaceutical, Inc.*	9,337	876,651
Celgene Corp.*	44,563	4,756,655
Gilead Sciences, Inc.	76,617	6,005,241
Incyte Corp.*	10,793	875,312
Regeneron Pharmaceuticals, Inc.*	5,935	2,329,784
Vertex Pharmaceuticals, Inc.*	14,226	1,344,499
		29,010,924
Commercial Services & Supplies - 0.0%(b)
Stericycle, Inc.*	4,881	419,668

Communications Equipment - 0.9%
Cisco Systems, Inc.	289,364	9,097,604

Diversified Telecommunication Services - 0.1%
SBA Communications Corp., Class A*	7,220	824,163

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	25,258	4,094,069
Walgreens Boots Alliance, Inc.	62,151	5,016,207
Whole Foods Market, Inc.	18,465	560,967
		9,671,243
Food Products - 1.1%
Kraft Heinz Co. (The)	69,951	6,259,915
Mondelez International, Inc., Class A	89,291	4,019,881
		10,279,796
Health Care Equipment & Supplies - 0.2%
DENTSPLY SIRONA, Inc.	13,475	828,174
Intuitive Surgical, Inc.*	2,193	1,505,319
		2,333,493
Health Care Providers & Services - 0.4%
Express Scripts Holding Co.*	36,387	2,645,335
Henry Schein, Inc.*	4,724	773,744
		3,419,079
Health Care Technology - 0.1%
Cerner Corp.*	19,447	1,255,109

Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc., Class A	14,628	1,043,415
Norwegian Cruise Line Holdings Ltd.*	13,059	468,688
Starbucks Corp.	84,276	4,738,839
		6,250,942
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	27,142	20,876,541
Ctrip.com International Ltd., ADR*	21,437	1,015,042
Expedia, Inc.	7,828	854,191
JD.com, Inc., ADR*	52,270	1,328,181
Liberty Interactive Corp. QVC Group*	25,978	548,915
Liberty Ventures, Series A*	7,774	299,610
Netflix, Inc.*	24,641	2,401,266
Priceline Group, Inc. (The)*	2,858	4,049,014
TripAdvisor, Inc.*	7,646	466,406
		31,839,166
Internet Software & Services - 5.6%
Akamai Technologies, Inc.*	10,099	554,435
Alphabet, Inc., Class A*	16,897	13,346,096
Alphabet, Inc., Class C*	19,755	15,153,073
Baidu, Inc., ADR*	15,766	2,697,090
eBay, Inc.*	66,096	2,125,647
Facebook, Inc., Class A*	133,007	16,774,843
NetEase, Inc., ADR	4,394	931,396
Yahoo!, Inc.*	54,651	2,336,330
		53,918,910
IT Services - 1.0%
Automatic Data Processing, Inc.	26,211	2,354,010
Cognizant Technology Solutions Corp., Class A*	34,856	2,002,129
Fiserv, Inc.*	12,789	1,317,906
Paychex, Inc.	20,720	1,257,082
PayPal Holdings, Inc.*	69,730	2,590,470
		9,521,597
Leisure Products - 0.1%
Mattel, Inc.	19,589	648,984

Life Sciences Tools & Services - 0.2%
Illumina, Inc.*	8,468	1,425,503

Machinery - 0.1%
PACCAR, Inc.	20,166	1,206,733

Media - 2.1%
Charter Communications, Inc.*	15,558	4,001,673
Comcast Corp., Class A	139,097	9,077,470
Discovery Communications, Inc., Class A*	8,655	220,789
Discovery Communications, Inc., Class C*	14,310	355,174
DISH Network Corp., Class A*	13,018	653,894
Liberty Global plc, Series C*	37,672	1,161,428
Liberty Global plc, Class A*	16,391	518,775
Liberty Global plc LiLAC, Class A*	2	56
Liberty Global plc LiLAC, Class C*	2	57
Sirius XM Holdings, Inc.*	285,247	1,180,923
Twenty-First Century Fox, Inc., Class A	63,035	1,546,879
Twenty-First Century Fox, Inc., Class B	45,936	1,141,510
Viacom, Inc., Class B	19,942	804,460
		20,663,088
Multiline Retail - 0.1%
Dollar Tree, Inc.*	13,555	1,120,999

Pharmaceuticals - 0.1%
Mylan NV*	29,249	1,238,988

Professional Services - 0.1%
Verisk Analytics, Inc.*	9,678	803,758

Road & Rail - 0.2%
CSX Corp.	54,991	1,555,145

Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	17,685	1,106,373
Applied Materials, Inc.	62,662	1,869,834
Broadcom Ltd.	22,462	3,962,746
Intel Corp.	271,661	9,749,913
Lam Research Corp.	9,180	856,678
Linear Technology Corp.	13,758	801,266

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Maxim Integrated Products, Inc.	16,355	665,976
Microchip Technology, Inc.	12,360	765,208
Micron Technology, Inc.*	59,664	983,859
NVIDIA Corp.	30,721	1,884,426
NXP Semiconductors NV*	19,703	1,734,258
QUALCOMM, Inc.	84,510	5,330,046
Skyworks Solutions, Inc.	10,943	819,193
Texas Instruments, Inc.	57,771	4,017,395
Xilinx, Inc.	14,595	791,195
		35,338,366
Software - 3.9%
Activision Blizzard, Inc.	42,473	1,757,108
Adobe Systems, Inc.*	28,779	2,944,380
Autodesk, Inc.*	12,922	870,943
CA, Inc.	23,980	813,162
Check Point Software Technologies Ltd.*	9,865	757,040
Citrix Systems, Inc.*	8,922	777,998
Electronic Arts, Inc.*	17,352	1,409,503
Intuit, Inc.	14,721	1,640,655
Microsoft Corp.	452,221	25,984,619
Symantec Corp.	35,226	850,003
		37,805,411
Specialty Retail - 0.5%
Bed Bath & Beyond, Inc.	8,880	411,766
O’Reilly Automotive, Inc.*	5,553	1,554,562
Ross Stores, Inc.	23,113	1,438,553
Tractor Supply Co.	7,673	644,148
Ulta Salon Cosmetics & Fragrance, Inc.*	3,602	890,451
		4,939,480
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	315,118	33,434,020
NetApp, Inc.	16,632	575,301
Seagate Technology plc	17,175	579,484
Western Digital Corp.	16,193	755,727
		35,344,532
Trading Companies & Distributors - 0.1%
Fastenal Co.	16,619	716,445

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	47,300	2,191,882
Vodafone Group plc, ADR	22,315	683,955
		2,875,837
TOTAL COMMON STOCKS (Cost $341,113,445)		318,330,330

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 8.8%

REPURCHASE AGREEMENT(c) - 8.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $85,587,716 (Cost $85,586,992)	85,586,992	85,586,992

Total Investments - 41.6% (Cost $426,700,437)		403,917,322
Other Assets Less Liabilities - 58.4%		567,964,670
Net assets - 100.0%		971,881,992

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $137,136,857.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,921,910
Aggregate gross unrealized depreciation	(35,391,949)
Net unrealized depreciation	$(26,470,039)
Federal income tax cost of investments	$430,387,361

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	725	9/16/2016	$69,190,375	$7,812,314

Cash collateral in the amount of $2,871,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$455,085,500	11/6/2017	Bank of America NA	0.71%	NASDAQ-100 Index®	$44,567,379
369,312,536	1/8/2018	Citibank NA	0.69%	NASDAQ-100 Index®	44,452,563
112,039,240	11/7/2016	Credit Suisse International	0.91%	NASDAQ-100 Index®	49,129,892
13,993,238	11/6/2017	Deutsche Bank AG	0.59%	PowerShares QQQ TrustSM, Series 1	266,343
23,536,087	11/7/2016	Deutsche Bank AG	0.79%	NASDAQ-100 Index®	90,376,142
1,361,883	11/7/2016	Goldman Sachs International	0.44%	PowerShares QQQ TrustSM, Series 1	219,225
442,360,448	11/7/2016	Goldman Sachs International	0.64%	NASDAQ-100 Index®	46,573,408
31,956,971	1/8/2018	Morgan Stanley & Co. International plc	0.91%	PowerShares QQQ TrustSM, Series 1	(36,175)
149,363,750	11/6/2017	Morgan Stanley & Co. International plc	0.91%	NASDAQ-100 Index®	100,174,135
880,355,151	11/6/2017	Societe Generale	0.76%	NASDAQ-100 Index®	116,193,814
48,764,878	11/7/2016	UBS AG	0.81%	NASDAQ-100 Index®	65,480,849
$2,528,129,682					$557,397,575

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 30.9%

Aerospace & Defense - 2.7%
Boeing Co. (The)	12,251	1,585,892
United Technologies Corp.	12,251	1,303,874
		2,889,766
Banks - 0.8%
JPMorgan Chase & Co.	12,251	826,943

Beverages - 0.5%
Coca-Cola Co. (The)	12,251	532,061

Capital Markets - 1.9%
Goldman Sachs Group, Inc. (The)	12,251	2,076,054

Chemicals - 0.8%
EI du Pont de Nemours & Co.	12,251	852,670

Communications Equipment - 0.4%
Cisco Systems, Inc.	12,251	385,171

Consumer Finance - 0.7%
American Express Co.	12,251	803,421

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	12,251	641,095

Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	12,251	875,211

Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	12,251	1,666,749

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	12,251	1,416,951

Household Products - 1.0%
Procter & Gamble Co. (The)	12,251	1,069,635

Industrial Conglomerates - 2.4%
3M Co.	12,251	2,195,869
General Electric Co.	12,251	382,722
		2,578,591
Insurance - 1.4%
Travelers Cos., Inc. (The)	12,251	1,454,316

IT Services - 2.8%
International Business Machines Corp.	12,251	1,946,439
Visa, Inc., Class A	12,251	991,106
		2,937,545
Machinery - 0.9%
Caterpillar, Inc.	12,251	1,003,969

Media - 1.1%
Walt Disney Co. (The)	12,251	1,157,229

Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	12,251	1,232,206
Exxon Mobil Corp.	12,251	1,067,552
		2,299,758
Pharmaceuticals - 2.5%
Johnson & Johnson	12,251	1,462,034
Merck & Co., Inc.	12,251	769,240
Pfizer, Inc.	12,251	426,335
		2,657,609
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	12,251	439,688

Software - 0.7%
Microsoft Corp.	12,251	703,942

Specialty Retail - 1.5%
Home Depot, Inc. (The)	12,251	1,643,104

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	12,251	1,299,831

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	12,251	706,148

TOTAL COMMON STOCKS (Cost $35,928,133)		32,917,457

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 7.8%

REPURCHASE AGREEMENT(b) - 7.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $8,291,227 (Cost $8,291,157)	8,291,157	8,291,157

Total Investments - 38.7% (Cost $44,219,290)		41,208,614
Other Assets Less Liabilities - 61.3%		65,274,180
Net assets - 100.0%		106,482,794

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $31,056,436.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$409,983
Aggregate gross unrealized depreciation	(3,734,004)
Net unrealized depreciation	$(3,324,021)
Federal income tax cost of investments	$44,532,635

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	69	9/16/2016	$6,344,550	$205,773

Cash collateral in the amount of $269,445 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$24,507,323	1/8/2018	Bank of America NA	0.76%	Dow Jones Industrial AverageSM	$3,683,783
102,094,149	1/8/2018	Citibank NA	0.64%	Dow Jones Industrial AverageSM	9,276,080
9,521,465	11/7/2016	Credit Suisse International	0.96%	Dow Jones Industrial AverageSM	2,878,468
1,543,175	11/6/2017	Deutsche Bank AG	0.49%	SPDR® Dow Jones Industrial AverageSM ETF Trust	68,412
17,637,665	11/6/2017	Deutsche Bank AG	0.54%	Dow Jones Industrial AverageSM	9,575,198
43,009,994	11/6/2017	Goldman Sachs International	0.59%	Dow Jones Industrial AverageSM	3,131,394
1,683,052	11/6/2017	Morgan Stanley & Co. International plc	0.86%	SPDR® Dow Jones Industrial AverageSM ETF Trust	70,229
40,279,225	11/6/2017	Morgan Stanley & Co. International plc	0.71%	Dow Jones Industrial AverageSM	14,875,614
33,723,816	1/8/2018	Societe Generale	0.72%	Dow Jones Industrial AverageSM	7,045,185
6,188,094	11/7/2016	UBS AG	0.66%	Dow Jones Industrial AverageSM	8,264,172
$280,187,958					$58,868,535

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 26.5%

Aerospace & Defense - 0.5%
B/E Aerospace, Inc.	466	23,556
Curtiss-Wright Corp.	203	18,250
Esterline Technologies Corp.*	134	10,311
Huntington Ingalls Industries, Inc.	214	35,346
KLX, Inc.*	240	8,962
Orbital ATK, Inc.	267	20,140
Teledyne Technologies, Inc.*	157	16,821
Triumph Group, Inc.	226	7,200
		140,586
Airlines - 0.1%
JetBlue Airways Corp.*	1,467	23,399

Auto Components - 0.1%
Dana Holding Corp.	674	9,719
Gentex Corp.	1,316	23,412
		33,131
Automobiles - 0.1%
Thor Industries, Inc.	208	16,879

Banks - 1.5%
Associated Banc-Corp.	684	13,571
BancorpSouth, Inc.	387	9,636
Bank of Hawaii Corp.	196	14,120
Bank of the Ozarks, Inc.	414	16,221
Cathay General Bancorp	334	10,494
Chemical Financial Corp.	318	14,701
Commerce Bancshares, Inc.	378	19,157
Cullen/Frost Bankers, Inc.	248	18,079
East West Bancorp, Inc.	656	24,364
First Horizon National Corp.	1,059	16,287
FNB Corp.	950	11,866
Fulton Financial Corp.	790	11,423
Hancock Holding Co.	353	11,518
International Bancshares Corp.	252	7,472
MB Financial, Inc.	312	12,224
PacWest Bancorp	521	22,565
PrivateBancorp, Inc.	362	16,634
Prosperity Bancshares, Inc.	298	16,530
Signature Bank*	245	29,892
SVB Financial Group*	236	26,210
Synovus Financial Corp.	572	18,922
TCF Financial Corp.	779	11,412
Trustmark Corp.	308	8,735
Umpqua Holdings Corp.	1,004	16,486
Valley National Bancorp	1,020	9,843
Webster Financial Corp.	418	16,147
		404,509
Beverages - 0.0%(b)
Boston Beer Co., Inc. (The), Class A*	43	7,854

Biotechnology - 0.1%
United Therapeutics Corp.*	203	24,823

Building Products - 0.2%
AO Smith Corp.	339	32,707
Lennox International, Inc.	177	28,509
		61,216
Capital Markets - 1.0%
CBOE Holdings, Inc.	371	25,484
Eaton Vance Corp.	517	20,695
FactSet Research Systems, Inc.	186	33,114
Federated Investors, Inc., Class B	431	13,921
Janus Capital Group, Inc.	664	9,874
MarketAxess Holdings, Inc.	171	28,820
MSCI, Inc.	396	35,687
Raymond James Financial, Inc.	574	33,390
SEI Investments Co.	620	28,582
Stifel Financial Corp.*	303	11,923
Waddell & Reed Financial, Inc., Class A	371	6,901
WisdomTree Investments, Inc.	516	5,418
		253,809
Chemicals - 0.8%
Ashland, Inc.	283	33,134
Cabot Corp.	284	14,160
Minerals Technologies, Inc.	159	11,220
NewMarket Corp.	45	19,528
Olin Corp.	752	16,273
PolyOne Corp.	383	13,202
RPM International, Inc.	605	32,991
Scotts Miracle-Gro Co. (The), Class A	206	17,057
Sensient Technologies Corp.	204	14,939
Valspar Corp. (The)	332	34,996
		207,500
Commercial Services & Supplies - 0.4%
Clean Harbors, Inc.*	239	11,424
Copart, Inc.*	453	23,112
Deluxe Corp.	223	15,202
Herman Miller, Inc.	273	9,847
HNI Corp.	202	11,280
MSA Safety, Inc.	145	8,446
Rollins, Inc.	428	12,198
RR Donnelley & Sons Co.	954	16,314
		107,823
Communications Equipment - 0.4%
ARRIS International plc*	796	22,344
Brocade Communications Systems, Inc.	2,126	19,091
Ciena Corp.*	589	12,634
InterDigital, Inc.	157	11,211
NetScout Systems, Inc.*	427	12,631
Plantronics, Inc.	152	7,699
Polycom, Inc.*	618	7,688
ViaSat, Inc.*	205	15,383
		108,681
Construction & Engineering - 0.3%
AECOM*	699	21,550
Dycom Industries, Inc.*	143	11,600
EMCOR Group, Inc.	276	15,804
Granite Construction, Inc.	180	8,640
KBR, Inc.	649	9,527
Valmont Industries, Inc.	103	13,439
		80,560
Construction Materials - 0.1%
Eagle Materials, Inc.	220	17,681

Consumer Finance - 0.1%
SLM Corp.*	1,949	14,452

Containers & Packaging - 0.4%
AptarGroup, Inc.	288	22,458
Bemis Co., Inc.	431	22,671
Greif, Inc., Class A	117	4,988
Packaging Corp. of America	429	33,732
Silgan Holdings, Inc.	185	8,902
Sonoco Products Co.	459	23,657
		116,408
Distributors - 0.1%
Pool Corp.	192	19,367

Diversified Consumer Services - 0.2%
DeVry Education Group, Inc.	257	5,921
Graham Holdings Co., Class B	20	9,807
Service Corp. International	882	23,320

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sotheby’s.	224	8,882
		47,930
Electric Utilities - 0.5%
Great Plains Energy, Inc.	704	19,121
Hawaiian Electric Industries, Inc.	491	14,735
IDACORP, Inc.	230	17,496
OGE Energy Corp.	910	28,328
PNM Resources, Inc.	363	11,540
Westar Energy, Inc.	645	35,436
		126,656
Electrical Equipment - 0.2%
EnerSys	197	13,865
Hubbell, Inc.	237	25,670
Regal Beloit Corp.	204	12,511
		52,046
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc.*	417	27,451
Avnet, Inc.	585	24,383
Belden, Inc.	192	14,321
Cognex Corp.	387	19,257
FEI Co.	186	19,803
Ingram Micro, Inc., Class A	676	23,633
IPG Photonics Corp.*	167	14,526
Jabil Circuit, Inc.	871	18,457
Keysight Technologies, Inc.*	775	23,583
Knowles Corp.*	404	5,616
National Instruments Corp.	459	12,824
SYNNEX Corp.	132	14,014
Tech Data Corp.*	160	11,878
Trimble Navigation Ltd.*	1,144	31,346
VeriFone Systems, Inc.*	502	9,970
Vishay Intertechnology, Inc.	617	8,737
Zebra Technologies Corp., Class A*	238	16,651
		296,450
Energy Equipment & Services - 0.3%
Dril-Quip, Inc.*	173	9,614
Ensco plc, Class A	1,372	10,413
Nabors Industries Ltd.	1,284	12,763
Noble Corp. plc	1,108	6,382
Oceaneering International, Inc.	447	11,854
Oil States International, Inc.*	234	7,259
Patterson-UTI Energy, Inc.	671	13,078
Rowan Cos. plc, Class A	572	7,127
Superior Energy Services, Inc.	690	11,613
		90,103
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	355	39,082
American Campus Communities, Inc.	594	29,765
Camden Property Trust	396	34,757
Care Capital Properties, Inc.	382	11,456
Communications Sales & Leasing, Inc.	622	19,406
Corporate Office Properties Trust	431	12,292
Corrections Corp. of America	535	8,522
DCT Industrial Trust, Inc.	403	19,630
Douglas Emmett, Inc.	640	24,038
Duke Realty Corp.	1,576	44,317
Education Realty Trust, Inc.	333	15,088
EPR Properties	290	22,713
Equity One, Inc.	414	12,850
First Industrial Realty Trust, Inc.	532	15,306
Healthcare Realty Trust, Inc.	514	18,021
Highwoods Properties, Inc.	444	23,550
Hospitality Properties Trust	740	22,563
Kilroy Realty Corp.	420	30,505
Lamar Advertising Co., Class A	375	23,374
LaSalle Hotel Properties	515	14,451
Liberty Property Trust	668	27,542
Life Storage, Inc.	211	18,990
Mack-Cali Realty Corp.	408	11,326
Medical Properties Trust, Inc.	1,084	16,553
Mid-America Apartment Communities, Inc.	344	32,333
National Retail Properties, Inc.	656	32,866
Omega Healthcare Investors, Inc.	754	27,295
Post Properties, Inc.	244	16,172
Potlatch Corp.	185	7,006
Rayonier, Inc.	558	15,362
Regency Centers Corp.	467	37,612
Senior Housing Properties Trust	1,082	24,172
Tanger Factory Outlet Centers, Inc.	433	17,597
Taubman Centers, Inc.	275	21,359
Urban Edge Properties	421	12,066
Washington Prime Group, Inc.	844	11,597
Weingarten Realty Investors	526	21,697
		793,231
Food & Staples Retailing - 0.2%
Casey’s General Stores, Inc.	178	23,373
Sprouts Farmers Market, Inc.*	645	14,532
United Natural Foods, Inc.*	229	10,442
		48,347
Food Products - 0.8%
Dean Foods Co.	418	7,194
Flowers Foods, Inc.	829	12,360
Hain Celestial Group, Inc. (The)*	471	17,309
Ingredion, Inc.	328	44,923
Lancaster Colony Corp.	89	11,973
Post Holdings, Inc.*	293	24,841
Snyder’s-Lance, Inc.	362	12,793
Tootsie Roll Industries, Inc.	82	3,123
TreeHouse Foods, Inc.*	257	24,346
WhiteWave Foods Co. (The)*	806	44,677
		203,539
Gas Utilities - 0.6%
Atmos Energy Corp.	466	34,344
National Fuel Gas Co.	387	22,082
New Jersey Resources Corp.	392	13,187
ONE Gas, Inc.	238	14,573
Questar Corp.	799	19,983
Southwest Gas Corp.	216	15,081
UGI Corp.	787	35,793
WGL Holdings, Inc.	229	14,390
		169,433
Health Care Equipment & Supplies - 1.2%
ABIOMED, Inc.*	179	21,111
Align Technology, Inc.*	332	30,843
Cooper Cos., Inc. (The)	221	41,088
Halyard Health, Inc.*	213	7,764
Hill-Rom Holdings, Inc.	259	15,361
IDEXX Laboratories, Inc.*	408	45,973
LivaNova plc*	194	11,644
ResMed, Inc.	640	42,682
STERIS plc	392	27,707
Teleflex, Inc.	199	36,435
West Pharmaceutical Services, Inc.	333	27,249
		307,857
Health Care Providers & Services - 0.5%
Amsurg Corp.*	246	15,970
Community Health Systems, Inc.*	514	5,490
LifePoint Health, Inc.*	198	11,207

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
MEDNAX, Inc.*	424	27,887
Molina Healthcare, Inc.*	188	10,116
Owens & Minor, Inc.	286	9,830
Tenet Healthcare Corp.*	452	10,803
VCA, Inc.*	368	26,058
WellCare Health Plans, Inc.*	202	22,765
		140,126
Health Care Technology - 0.0%(b)
Allscripts Healthcare Solutions, Inc.*	852	10,999

Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	254	13,642
Buffalo Wild Wings, Inc.*	86	13,949
Cheesecake Factory, Inc. (The)	203	10,436
Churchill Downs, Inc.	55	8,216
Cracker Barrel Old Country Store, Inc.	109	16,580
Domino’s Pizza, Inc.	228	34,102
Dunkin’ Brands Group, Inc.	417	20,412
International Speedway Corp., Class A	121	4,028
Jack in the Box, Inc.	148	14,720
Panera Bread Co., Class A*	104	22,584
Texas Roadhouse, Inc.	288	12,750
Wendy’s Co. (The)	971	9,895
		181,314
Household Durables - 0.5%
CalAtlantic Group, Inc.	340	12,406
Helen of Troy Ltd.*	126	11,383
KB Home	381	5,982
NVR, Inc.*	17	28,676
Tempur Sealy International, Inc.*	277	21,722
Toll Brothers, Inc.*	695	21,607
TRI Pointe Group, Inc.*	664	9,004
Tupperware Brands Corp.	230	15,072
		125,852
Household Products - 0.1%
Energizer Holdings, Inc.	282	13,936

Independent Power and Renewable Electricity Producers - 0.0%(b)
Talen Energy Corp.*	293	4,046

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	292	30,619

Insurance - 1.3%
Alleghany Corp.*	70	37,534
American Financial Group, Inc.	324	24,349
Aspen Insurance Holdings Ltd.	277	12,731
Brown & Brown, Inc.	529	19,822
CNO Financial Group, Inc.	816	13,260
Endurance Specialty Holdings Ltd.	282	18,570
Everest Re Group Ltd.	193	37,322
First American Financial Corp.	499	21,502
Genworth Financial, Inc., Class A*	2,271	10,742
Hanover Insurance Group, Inc. (The)	196	15,327
Kemper Corp.	219	8,202
Mercury General Corp.	166	9,014
Old Republic International Corp.	1,111	21,364
Primerica, Inc.	214	12,183
Reinsurance Group of America, Inc.	292	31,337
RenaissanceRe Holdings Ltd.	196	23,461
WR Berkley Corp.	447	26,538
		343,258
Internet & Direct Marketing Retail - 0.0%(b)
HSN, Inc.	145	6,058

Internet Software & Services - 0.2%
comScore, Inc.*	214	6,602
j2 Global, Inc.	211	14,384
Rackspace Hosting, Inc.*	487	15,316
WebMD Health Corp.*	176	9,076
		45,378
IT Services - 1.0%
Acxiom Corp.*	353	9,175
Broadridge Financial Solutions, Inc.	538	37,283
Computer Sciences Corp.	632	29,729
Convergys Corp.	439	13,095
CoreLogic, Inc.*	405	16,613
DST Systems, Inc.	142	17,254
Gartner, Inc.*	376	34,216
Jack Henry & Associates, Inc.	359	31,330
Leidos Holdings, Inc.	647	26,210
MAXIMUS, Inc.	296	17,411
NeuStar, Inc., Class A*	248	6,302
Science Applications International Corp.	187	11,933
WEX, Inc.*	175	17,379
		267,930
Leisure Products - 0.2%
Brunswick Corp.	413	18,994
Polaris Industries, Inc.	274	23,739
Vista Outdoor, Inc.*	277	11,030
		53,763
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc., Class A*	95	14,137
Bio-Techne Corp.	170	17,909
Charles River Laboratories International, Inc.*	215	17,890
Mettler-Toledo International, Inc.*	122	49,175
PAREXEL International Corp.*	241	16,395
		115,506
Machinery - 1.2%
AGCO Corp.	323	15,678
CLARCOR, Inc.	221	14,469
Crane Co.	226	14,536
Donaldson Co., Inc.	563	21,141
Graco, Inc.	253	18,638
IDEX Corp.	346	32,330
ITT, Inc.	410	14,834
Joy Global, Inc.	447	12,194
Kennametal, Inc.	363	10,149
Lincoln Electric Holdings, Inc.	285	18,115
Nordson Corp.	244	24,090
Oshkosh Corp.	334	18,013
Terex Corp.	497	12,067
Timken Co. (The)	314	10,635
Toro Co. (The)	251	24,385
Trinity Industries, Inc.	687	16,777
Wabtec Corp.	410	31,410
Woodward, Inc.	250	15,680
		325,141
Marine - 0.1%
Kirby Corp.*	245	12,765

Media - 0.4%
AMC Networks, Inc., Class A*	279	15,161
Cable One, Inc.	20	10,822
Cinemark Holdings, Inc.	482	18,629
John Wiley & Sons, Inc., Class A	220	12,789
Live Nation Entertainment, Inc.*	666	17,796
Meredith Corp.	171	9,070
New York Times Co. (The), Class A	562	7,272
Time, Inc.	464	6,542
		98,081

See accompanying notes to schedules of portfolio investments.

Investments	Shares		Value ($)
Metals & Mining - 0.5%
Allegheny Technologies, Inc.	496		8,462
Carpenter Technology Corp.	212		7,691
Commercial Metals Co.	522		8,101
Compass Minerals International, Inc.	154		11,478
Reliance Steel & Aluminum Co.	329		23,714
Royal Gold, Inc.	297		21,776
Steel Dynamics, Inc.	1,109		27,304
United States Steel Corp.	753		14,638
Worthington Industries, Inc.	205		8,795
			131,959
Multiline Retail - 0.1%
Big Lots, Inc.	202		9,963
JC Penney Co., Inc.*	1,400		13,202
			23,165
Multi-Utilities - 0.2%
Black Hills Corp.	235		13,750
MDU Resources Group, Inc.	890		20,977
Vectren Corp.	377		18,439
			53,166
Oil, Gas & Consumable Fuels - 0.6%
CONSOL Energy, Inc.	1,045		19,061
Denbury Resources, Inc.*	1,814		5,587
Energen Corp.	442		25,415
Gulfport Energy Corp.*	571		16,331
HollyFrontier Corp.	801		20,730
QEP Resources, Inc.	1,078		20,590
SM Energy Co.	383		14,508
Western Refining, Inc.	365		9,183
World Fuel Services Corp.	323		14,399
WPX Energy, Inc.*	1,333		15,996
			161,800
Paper & Forest Products - 0.1%
Domtar Corp.	285		10,636
Louisiana-Pacific Corp.*	655		12,760
			23,396
Personal Products - 0.1%
Avon Products, Inc.	1,987		11,326
Edgewell Personal Care Co.*	270		21,603
			32,929
Pharmaceuticals - 0.1%
Akorn, Inc.*	402		10,822
Catalent, Inc.*	488		12,312
Prestige Brands Holdings, Inc.*	240		11,551
			34,685
Professional Services - 0.2%
CEB, Inc.	147		8,849
FTI Consulting, Inc.*	189		8,371
ManpowerGroup, Inc.	326		23,296
			40,516
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	210		8,427
Jones Lang LaSalle, Inc.	206		24,051
			32,478
Road & Rail - 0.2%
Genesee & Wyoming, Inc., Class A*	260		17,678
Landstar System, Inc.	193		13,361
Old Dominion Freight Line, Inc.*	312		22,193
Werner Enterprises, Inc.	203		4,685
			57,917
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.*	2,928		21,667
Cree, Inc.*	457		10,973
Cypress Semiconductor Corp.	1,420		16,941
Fairchild Semiconductor International, Inc.*	517		10,288
Integrated Device Technology, Inc.*	609		12,235
Intersil Corp., Class A	615		12,140
Microchip Technology, Inc.	—	(c)	1
Microsemi Corp.*	515		20,579
Silicon Laboratories, Inc.*	177		10,142
Synaptics, Inc.*	168		9,571
Teradyne, Inc.	925		19,480
			144,017
Software - 1.2%
ACI Worldwide, Inc.*	531		10,142
ANSYS, Inc.*	401		38,131
Cadence Design Systems, Inc.*	1,370		34,853
CDK Global, Inc.	708		41,050
CommVault Systems, Inc.*	187		9,638
Fair Isaac Corp.	142		18,167
Fortinet, Inc.*	665		24,033
Manhattan Associates, Inc.*	329		19,911
Mentor Graphics Corp.	458		10,996
PTC, Inc.*	522		22,274
Synopsys, Inc.*	692		41,029
Tyler Technologies, Inc.*	148		24,265
Ultimate Software Group, Inc. (The)*	132		27,580
			322,069
Specialty Retail - 0.6%
Aaron’s, Inc.	295		7,186
Abercrombie & Fitch Co., Class A	308		5,464
American Eagle Outfitters, Inc.	758		14,053
Ascena Retail Group, Inc.*	778		6,334
Cabela’s, Inc.*	221		10,827
Chico’s FAS, Inc.	604		7,659
CST Brands, Inc.	345		16,494
Dick’s Sporting Goods, Inc.	406		23,792
GameStop Corp., Class A	473		13,429
Guess?, Inc.	292		4,856
Murphy USA, Inc.*	169		12,357
Office Depot, Inc.	2,255		8,298
Restoration Hardware Holdings, Inc.*	172		5,802
Williams-Sonoma, Inc.	374		19,687
			156,238
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	485		7,032
Diebold, Inc.	342		9,597
Lexmark International, Inc., Class A	285		10,206
NCR Corp.*	564		19,091
			45,926
Textiles, Apparel & Luxury Goods - 0.2%
Carter’s, Inc.	231		22,012
Deckers Outdoor Corp.*	146		9,541
Fossil Group, Inc.*	188		5,369
Kate Spade & Co.*	583		10,879
Skechers U.S.A., Inc., Class A*	605		14,708
			62,509
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	2,218		33,514
Washington Federal, Inc.	415		10,997
			44,511
Trading Companies & Distributors - 0.2%
GATX Corp.	186		8,156
MSC Industrial Direct Co., Inc., Class A	201		14,681
NOW, Inc.*	489		10,093
Watsco, Inc.	117		17,300
			50,230
Water Utilities - 0.1%
Aqua America, Inc.	807		24,541

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	431	12,012

TOTAL COMMON STOCKS (Cost $7,230,402)		7,003,106

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 28.8%

REPURCHASE AGREEMENT(d) - 28.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $7,640,848 (Cost $7,640,782)	7,640,782	7,640,782

Total Investments - 55.3% (Cost $14,871,184)		14,643,888
Other Assets Less Liabilities - 44.7%		11,842,468
Net assets - 100.0%		26,486,356

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,078,839.
(b)	Represents less than 0.05% of net assets.
(c)	Amount represents less than one share.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$687,849
Aggregate gross unrealized depreciation	(957,736)
Net unrealized depreciation	$(269,887)
Federal income tax cost of investments	$14,913,775

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	7	9/16/2016	$1,094,240	$59,370

Cash collateral in the amount of $47,740 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$3,075,649	1/8/2018	Bank of America NA	0.51%	S&P MidCap 400®	$3,629,915
20,236,597	1/8/2018	Citibank NA	0.64%	S&P MidCap 400®	1,813,499
71,935	11/6/2017	Credit Suisse International	0.81%	S&P MidCap 400®	5,190
117,526	11/6/2017	Deutsche Bank AG	0.54%	S&P MidCap 400®	8,804
4,068,831	11/6/2017	Deutsche Bank AG	0.44%	SPDR® S&P MidCap 400® ETF Trust	488,071
2,313,629	1/8/2018	Goldman Sachs International	0.49%	S&P MidCap 400®	896,717
6,814,269	11/6/2017	Goldman Sachs International	0.24%	SPDR® S&P MidCap 400® ETF Trust	1,302,129
142,455	11/6/2017	Morgan Stanley & Co. International plc	0.71%	S&P MidCap 400®	10,388
3,296,265	11/6/2017	Societe Generale	0.81%	S&P MidCap 400®	2,302,050
31,226,786	11/6/2017	UBS AG	0.81%	S&P MidCap 400®	1,023,313
$71,363,942					$11,480,076

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 38.5%

Aerospace & Defense - 0.6%
AAR Corp.	671	16,513
Aerojet Rocketdyne Holdings, Inc.*	1,209	21,726
Aerovironment, Inc.*	415	10,267
American Science & Engineering, Inc.	145	5,336
Astronics Corp.*	392	17,566
Cubic Corp.	511	23,925
Curtiss-Wright Corp.	899	80,820
DigitalGlobe, Inc.*	1,281	34,702
Ducommun, Inc.*	211	5,009
Engility Holdings, Inc.*	366	10,980
Esterline Technologies Corp.*	600	46,170
KEYW Holding Corp. (The)*	728	7,258
KLX, Inc.*	1,072	40,028
Kratos Defense & Security Solutions, Inc.*	940	6,561
Mercury Systems, Inc.*	790	17,917
Moog, Inc., Class A*	649	38,285
National Presto Industries, Inc.	100	8,726
Sparton Corp.*	190	4,353
TASER International, Inc.*	1,059	28,678
Teledyne Technologies, Inc.*	694	74,355
Triumph Group, Inc.	1,001	31,892
Vectrus, Inc.*	217	7,322
		538,389
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	985	14,263
Atlas Air Worldwide Holdings, Inc.*	498	18,496
Echo Global Logistics, Inc.*	583	15,041
Forward Air Corp.	604	27,832
Hub Group, Inc., Class A*	680	27,710
Park-Ohio Holdings Corp.	173	6,380
Radiant Logistics, Inc.*	766	2,237
XPO Logistics, Inc.*	1,987	71,135
		183,094
Airlines - 0.2%
Allegiant Travel Co.	268	37,048
Hawaiian Holdings, Inc.*	1,070	50,269
SkyWest, Inc.	1,019	28,766
Virgin America, Inc.*	393	21,886
		137,969
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.*	1,556	26,670
Cooper Tire & Rubber Co.	1,124	38,205
Cooper-Standard Holding, Inc.*	301	29,814
Dana Holding Corp.	3,025	43,620
Dorman Products, Inc.*	538	33,932
Drew Industries, Inc.	482	49,092
Federal-Mogul Holdings Corp.*	623	5,688
Fox Factory Holding Corp.*	454	9,425
Gentherm, Inc.*	740	24,398
Horizon Global Corp.*	370	6,593
Metaldyne Performance Group, Inc.	305	4,840
Modine Manufacturing Co.*	955	10,228
Motorcar Parts of America, Inc.*	371	10,548
Spartan Motors, Inc.	675	6,655
Standard Motor Products, Inc.	436	19,537
Stoneridge, Inc.*	545	9,445
Strattec Security Corp.	71	2,974
Superior Industries International, Inc.	510	14,846
Tenneco, Inc.*	1,144	63,870
Tower International, Inc.	416	10,109
Unique Fabricating, Inc.	134	1,687
Workhorse Group, Inc.*	232	1,902
		424,078
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	544	13,094

Banks - 3.8%
1st Source Corp.	317	11,219
Access National Corp.	166	3,698
ACNB Corp.	121	3,291
Allegiance Bancshares, Inc.*	223	5,854
American National Bankshares, Inc.	167	4,471
Ameris Bancorp	691	24,061
Ames National Corp.	174	4,736
Arrow Financial Corp.	223	7,230
Atlantic Capital Bancshares, Inc.*	351	5,409
Banc of California, Inc.	990	22,097
BancFirst Corp.	159	10,907
Banco Latinoamericano de Comercio Exterior SA, Class E	614	17,738
Bancorp, Inc. (The)*	711	4,401
BancorpSouth, Inc.	1,757	43,749
Bank of Marin Bancorp	121	5,895
Bank of the Ozarks, Inc.	1,800	70,524
Bankwell Financial Group, Inc.	116	2,602
Banner Corp.	609	26,967
Bar Harbor Bankshares	121	4,453
Berkshire Hills Bancorp, Inc.	624	17,403
Blue Hills Bancorp, Inc.	500	7,375
BNC Bancorp	823	20,221
Boston Private Financial Holdings, Inc.	1,661	21,394
Bridge Bancorp, Inc.	339	10,106
Brookline Bancorp, Inc.	1,405	16,776
Bryn Mawr Bank Corp.	338	10,873
BSB Bancorp, Inc.*	164	3,969
C&F Financial Corp.	65	2,763
California First National Bancorp	48	720
Camden National Corp.	207	9,572
Capital Bank Financial Corp., Class A	402	12,587
Capital City Bank Group, Inc.	223	3,120
Cardinal Financial Corp.	638	17,130
Carolina Financial Corp.	208	4,462
Cascade Bancorp*	637	3,835
Cathay General Bancorp	1,507	47,350
CenterState Banks, Inc.	941	16,919
Central Pacific Financial Corp.	614	15,712
Central Valley Community Bancorp	178	2,734
Century Bancorp, Inc., Class A	60	2,633
Chemical Financial Corp.	776	35,874
Chemung Financial Corp.	64	1,880
Citizens & Northern Corp.	238	5,146
City Holding Co.	296	14,975
CNB Financial Corp.	281	5,662
CoBiz Financial, Inc.	755	9,913
Codorus Valley Bancorp, Inc.	157	3,267
Columbia Banking System, Inc.	1,178	38,921
Community Bank System, Inc.	874	41,471
Community Trust Bancorp, Inc.	309	11,390
CommunityOne Bancorp*	255	3,437
ConnectOne Bancorp, Inc.	576	10,247
County Bancorp, Inc.	98	2,058
CU Bancorp*	329	7,962
Customers Bancorp, Inc.*	494	13,210
CVB Financial Corp.	2,052	36,505
Eagle Bancorp, Inc.*	620	32,091
Enterprise Bancorp, Inc.	186	4,618
Enterprise Financial Services Corp.	389	11,981
Equity Bancshares, Inc., Class A*	102	2,467

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Farmers Capital Bank Corp.	149	4,455
Farmers National Banc Corp.	504	5,025
FCB Financial Holdings, Inc., Class A*	608	23,286
Fidelity Southern Corp.	421	7,557
Financial Institutions, Inc.	281	7,553
First BanCorp/NC	399	8,000
First BanCorp/PR*	2,413	11,824
First Bancorp, Inc.	207	4,660
First Busey Corp.	628	14,664
First Business Financial Services, Inc.	164	3,736
First Citizens BancShares, Inc., Class A	154	43,876
First Commonwealth Financial Corp.	1,797	18,347
First Community Bancshares, Inc.	317	7,599
First Community Financial Partners, Inc.*	276	2,467
First Connecticut Bancorp, Inc.	284	4,976
First Financial Bancorp	1,243	27,097
First Financial Bankshares, Inc.	1,295	47,423
First Financial Corp.	203	8,299
First Financial Northwest, Inc.	184	2,412
First Foundation, Inc.*	268	6,713
First Internet Bancorp	105	2,504
First Interstate BancSystem, Inc., Class A	400	12,296
First Merchants Corp.	827	22,453
First Mid-Illinois Bancshares, Inc.	116	2,897
First Midwest Bancorp, Inc.	1,633	31,958
First NBC Bank Holding Co.*	317	4,140
First Northwest Bancorp*	225	2,961
First of Long Island Corp. (The)	289	9,479
Flushing Financial Corp.	564	13,079
FNB Corp.	4,265	53,270
Franklin Financial Network, Inc.*	190	6,603
Fulton Financial Corp.	3,490	50,465
German American Bancorp, Inc.	288	10,616
Glacier Bancorp, Inc.	1,547	46,317
Great Southern Bancorp, Inc.	218	9,176
Great Western Bancorp, Inc.	1,198	41,020
Green Bancorp, Inc.*	420	4,284
Guaranty Bancorp	305	5,636
Hancock Holding Co.	1,571	51,262
Hanmi Financial Corp.	636	16,682
Heartland Financial USA, Inc.	445	16,162
Heritage Commerce Corp.	529	6,078
Heritage Financial Corp.	598	11,051
Heritage Oaks Bancorp	487	3,930
Hilltop Holdings, Inc.*	1,522	34,458
Home BancShares, Inc.	2,456	57,470
HomeTrust Bancshares, Inc.*	336	6,424
Hope Bancorp, Inc.	2,604	44,789
Horizon Bancorp	265	7,423
IBERIABANK Corp.	831	57,148
Independent Bank Corp.	525	27,815
Independent Bank Corp.	413	6,736
Independent Bank Group, Inc.	225	9,882
International Bancshares Corp.	1,111	32,941
Investors Bancorp, Inc.	6,038	73,966
Lakeland Bancorp, Inc.	788	10,756
Lakeland Financial Corp.	489	17,526
LCNB Corp.	179	3,149
LegacyTexas Financial Group, Inc.	900	27,297
Live Oak Bancshares, Inc.	397	5,622
Macatawa Bank Corp.	537	4,178
MainSource Financial Group, Inc.	468	11,293
MB Financial, Inc.	1,420	55,636
MBT Financial Corp.	361	3,061
Mercantile Bank Corp.	322	8,630
Merchants Bancshares, Inc.	117	3,884
Middleburg Financial Corp.	95	2,706
Midland States Bancorp, Inc.	75	1,826
MidWestOne Financial Group, Inc.	167	4,980
MutualFirst Financial, Inc.	110	3,051
National Bank Holdings Corp., Class A	487	11,659
National Bankshares, Inc.	138	4,951
National Commerce Corp.*	172	4,630
NBT Bancorp, Inc.	860	27,769
Nicolet Bankshares, Inc.*	154	5,764
Northrim BanCorp, Inc.	137	3,521
OFG Bancorp	878	9,579
Old Line Bancshares, Inc.	170	3,288
Old National Bancorp	2,696	38,175
Old Second Bancorp, Inc.	583	4,757
Opus Bank	348	12,152
Orrstown Financial Services, Inc.	150	3,059
Pacific Continental Corp.	387	6,386
Pacific Mercantile Bancorp*	311	2,388
Pacific Premier Bancorp, Inc.*	552	14,898
Park National Corp.	270	25,826
Park Sterling Corp.	1,046	8,870
Peapack Gladstone Financial Corp.	319	6,374
Penns Woods Bancorp, Inc.	94	4,153
Peoples Bancorp, Inc.	326	7,749
Peoples Financial Services Corp.	139	5,343
People’s Utah Bancorp	264	5,196
Pinnacle Financial Partners, Inc.	874	49,547
Preferred Bank	246	8,622
Premier Financial Bancorp, Inc.	173	2,893
PrivateBancorp, Inc.	1,594	73,244
Prosperity Bancshares, Inc.	1,358	75,328
QCR Holdings, Inc.	241	7,524
Renasant Corp.	829	29,388
Republic Bancorp, Inc., Class A	196	6,274
Republic First Bancorp, Inc.*	682	2,796
S&T Bancorp, Inc.	693	19,924
Sandy Spring Bancorp, Inc.	477	15,040
Seacoast Banking Corp. of Florida*	601	9,886
ServisFirst Bancshares, Inc.	467	24,475
Shore Bancshares, Inc.	254	2,954
Sierra Bancorp	236	4,302
Simmons First National Corp., Class A	595	29,863
South State Corp.	480	36,507
Southern First Bancshares, Inc.*	116	3,287
Southern National Bancorp of Virginia, Inc.	227	2,819
Southside Bancshares, Inc.	497	16,326
Southwest Bancorp, Inc.	366	7,166
State Bank Financial Corp.	709	16,350
Sterling Bancorp	2,572	45,910
Stock Yards Bancorp, Inc.	431	13,753
Stonegate Bank	232	7,554
Suffolk Bancorp	232	8,201
Summit Financial Group, Inc.	169	3,284
Sun Bancorp, Inc.	218	4,979
Talmer Bancorp, Inc., Class A	1,187	27,610
Texas Capital Bancshares, Inc.*	937	49,211
Tompkins Financial Corp.	294	21,735
Towne Bank	1,134	26,978
TriCo Bancshares	410	11,086
TriState Capital Holdings, Inc.*	445	6,659
Triumph Bancorp, Inc.*	314	6,004
Trustmark Corp.	1,368	38,796
UMB Financial Corp.	911	55,389
Umpqua Holdings Corp.	4,485	73,644
Union Bankshares Corp.	880	24,490
Union Bankshares, Inc.	79	2,690

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
United Bankshares, Inc.	1,333	52,520
United Community Banks, Inc.	1,424	29,876
Univest Corp. of Pennsylvania	503	11,740
Valley National Bancorp	5,027	48,511
Veritex Holdings, Inc.*	168	2,881
Washington Trust Bancorp, Inc.	302	12,729
WashingtonFirst Bankshares, Inc.	164	4,079
Webster Financial Corp.	1,863	71,968
WesBanco, Inc.	719	23,533
West Bancorp, Inc.	322	6,321
Westamerica Bancorp	501	25,471
Wintrust Financial Corp.	1,045	58,081
Xenith Bankshares, Inc.*	1,514	3,543
Yadkin Financial Corp.	1,012	26,413
Your Community Bankshares, Inc.	100	3,903
		3,507,510
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	179	32,694
Coca-Cola Bottling Co. Consolidated	96	14,429
Craft Brew Alliance, Inc.*	256	5,081
MGP Ingredients, Inc.	254	10,145
National Beverage Corp.*	238	11,836
Primo Water Corp.*	428	4,956
		79,141
Biotechnology - 1.8%
Acceleron Pharma, Inc.*	556	16,686
Achillion Pharmaceuticals, Inc.*	2,377	19,634
Acorda Therapeutics, Inc.*	872	20,998
Adamas Pharmaceuticals, Inc.*	339	4,634
Aduro Biotech, Inc.*	719	10,131
Advaxis, Inc.*	727	8,382
Adverum Biotechnologies, Inc.*	467	1,672
Agenus, Inc.*	1,483	9,180
Aimmune Therapeutics, Inc.*	533	7,872
Akebia Therapeutics, Inc.*	729	5,927
Alder Biopharmaceuticals, Inc.*	950	31,322
AMAG Pharmaceuticals, Inc.*	707	16,848
Amicus Therapeutics, Inc.*	2,890	19,334
Anavex Life Sciences Corp.*	662	2,026
Anthera Pharmaceuticals, Inc.*	798	2,298
Applied Genetic Technologies Corp.*	258	3,297
Aptevo Therapeutics, Inc.*	329	895
Ardelyx, Inc.*	634	6,321
Arena Pharmaceuticals, Inc.*	4,974	7,710
Argos Therapeutics, Inc.*	292	1,445
ARIAD Pharmaceuticals, Inc.*	3,589	37,110
Array BioPharma, Inc.*	2,930	10,050
Arrowhead Pharmaceuticals, Inc.*	1,228	8,510
Asterias Biotherapeutics, Inc.*	460	1,283
Atara Biotherapeutics, Inc.*	471	9,203
Athersys, Inc.*	1,545	2,951
Avexis, Inc.*	98	3,463
Axovant Sciences Ltd.*	496	8,139
Bellicum Pharmaceuticals, Inc.*	425	7,319
BioCryst Pharmaceuticals, Inc.*	1,490	6,124
BioSpecifics Technologies Corp.*	110	4,025
BioTime, Inc.*	1,411	4,148
Bluebird Bio, Inc.*	752	37,104
Blueprint Medicines Corp.*	406	11,319
Cara Therapeutics, Inc.*	426	2,309
Celldex Therapeutics, Inc.*	1,939	6,438
Cellular Biomedicine Group, Inc.*	247	3,451
Cepheid*	1,475	50,622
ChemoCentryx, Inc.*	467	2,335
Chimerix, Inc.*	866	4,165
Cidara Therapeutics, Inc.*	218	2,522
Clovis Oncology, Inc.*	645	15,977
Coherus Biosciences, Inc.*	598	17,802
Concert Pharmaceuticals, Inc.*	334	3,247
Corvus Pharmaceuticals, Inc.*	67	915
Curis, Inc.*	2,264	3,985
Cytokinetics, Inc.*	687	8,292
CytomX Therapeutics, Inc.*	414	4,856
CytRx Corp.*	1,968	1,105
Dimension Therapeutics, Inc.*	248	1,473
Dynavax Technologies Corp.*	788	12,340
Eagle Pharmaceuticals, Inc.*	180	10,755
Edge Therapeutics, Inc.*	330	2,934
Editas Medicine, Inc.*	139	2,338
Eiger BioPharmaceuticals, Inc.*	85	1,268
Emergent BioSolutions, Inc.*	659	17,562
Enanta Pharmaceuticals, Inc.*	317	6,971
Epizyme, Inc.*	816	5,965
Esperion Therapeutics, Inc.*	290	3,123
Exact Sciences Corp.*	2,145	39,618
Exelixis, Inc.*	4,612	51,424
FibroGen, Inc.*	1,062	18,383
Five Prime Therapeutics, Inc.*	547	24,057
Flexion Therapeutics, Inc.*	471	7,856
Fortress Biotech, Inc.*	691	1,886
Foundation Medicine, Inc.*	273	5,602
Galena Biopharma, Inc.*	4,293	1,736
Genomic Health, Inc.*	379	10,032
Geron Corp.*	3,063	8,239
Global Blood Therapeutics, Inc.*	336	5,709
GlycoMimetics, Inc.*	242	1,793
Halozyme Therapeutics, Inc.*	2,212	21,678
Heron Therapeutics, Inc.*	645	11,997
Idera Pharmaceuticals, Inc.*	1,806	3,449
Ignyta, Inc.*	598	3,295
Immune Design Corp.*	227	1,600
ImmunoGen, Inc.*	1,709	4,802
Immunomedics, Inc.*	1,770	4,903
Infinity Pharmaceuticals, Inc.*	996	1,514
Inotek Pharmaceuticals Corp.*	354	2,513
Inovio Pharmaceuticals, Inc.*	1,346	12,343
Insmed, Inc.*	1,256	16,265
Insys Therapeutics, Inc.*	477	6,807
Intellia Therapeutics, Inc.*	142	2,762
Invitae Corp.*	462	3,627
Ironwood Pharmaceuticals, Inc.*	2,625	35,018
Karyopharm Therapeutics, Inc.*	479	4,766
Keryx Biopharmaceuticals, Inc.*	1,602	6,568
Kite Pharma, Inc.*	795	45,808
La Jolla Pharmaceutical Co.*	282	4,611
Lexicon Pharmaceuticals, Inc.*	857	11,895
Ligand Pharmaceuticals, Inc.*	386	39,878
Lion Biotechnologies, Inc.*	1,079	8,589
Loxo Oncology, Inc.*	271	7,463
MacroGenics, Inc.*	647	19,287
MannKind Corp.*	6,578	5,269
Medgenics, Inc.*	551	3,086
MediciNova, Inc.*	602	3,546
Merrimack Pharmaceuticals, Inc.*	2,476	11,439
MiMedx Group, Inc.*	2,074	15,016
Minerva Neurosciences, Inc.*	386	4,717
Mirati Therapeutics, Inc.*	258	1,303
Momenta Pharmaceuticals, Inc.*	1,318	15,842
Myriad Genetics, Inc.*	1,370	27,893
NantKwest, Inc.*	338	2,734
Natera, Inc.*	529	5,264
NewLink Genetics Corp.*	439	4,469
Novavax, Inc.*	5,478	37,470
OncoMed Pharmaceuticals, Inc.*	431	4,306
Ophthotech Corp.*	619	32,689
Organovo Holdings, Inc.*	1,746	6,740
Osiris Therapeutics, Inc.*	403	2,019
Otonomy, Inc.*	488	8,028
OvaScience, Inc.*	637	3,879

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PDL BioPharma, Inc.	3,352	9,754
Pfenex, Inc.*	369	2,668
PharmAthene, Inc.*	1,264	3,286
Portola Pharmaceuticals, Inc.*	999	20,340
Progenics Pharmaceuticals, Inc.*	1,412	8,867
Proteostasis Therapeutics, Inc.*	128	1,832
Prothena Corp. plc*	705	35,236
PTC Therapeutics, Inc.*	675	5,542
Puma Biotechnology, Inc.*	501	29,634
Radius Health, Inc.*	640	35,098
Raptor Pharmaceutical Corp.*	1,735	12,926
REGENXBIO, Inc.*	411	4,813
Regulus Therapeutics, Inc.*	787	2,495
Repligen Corp.*	685	21,228
Retrophin, Inc.*	735	11,775
Rigel Pharmaceuticals, Inc.*	1,889	6,366
Sage Therapeutics, Inc.*	537	19,960
Sangamo BioSciences, Inc.*	1,408	6,040
Sarepta Therapeutics, Inc.*	867	22,603
Seres Therapeutics, Inc.*	362	3,790
Sorrento Therapeutics, Inc.*	512	3,410
Spark Therapeutics, Inc.*	388	21,953
Spectrum Pharmaceuticals, Inc.*	1,572	8,347
Stemline Therapeutics, Inc.*	342	2,798
Syndax Pharmaceuticals, Inc.*	96	1,361
Synergy Pharmaceuticals, Inc.*	3,680	17,406
Synthetic Biologics, Inc.*	1,535	2,517
T2 Biosystems, Inc.*	296	1,965
TESARO, Inc.*	544	46,071
TG Therapeutics, Inc.*	747	4,743
Tobira Therapeutics, Inc.*	180	884
Tokai Pharmaceuticals, Inc.*	201	221
Trevena, Inc.*	907	6,149
Trovagene, Inc.*	572	2,809
Ultragenyx Pharmaceutical, Inc.*	731	48,188
Vanda Pharmaceuticals, Inc.*	743	11,427
Versartis, Inc.*	554	6,870
Vitae Pharmaceuticals, Inc.*	533	3,683
Vital Therapies, Inc.*	480	2,750
Voyager Therapeutics, Inc.*	238	2,896
vTv Therapeutics, Inc., Class A*	155	876
XBiotech, Inc.*	355	4,608
Xencor, Inc.*	652	13,777
Zafgen, Inc.*	464	1,387
ZIOPHARM Oncology, Inc.*	2,465	12,498
		1,687,439
Building Products - 0.5%
AAON, Inc.	819	23,178
Advanced Drainage Systems, Inc.	705	16,307
American Woodmark Corp.*	281	24,447
Apogee Enterprises, Inc.	576	27,878
Armstrong Flooring, Inc.*	475	9,794
Builders FirstSource, Inc.*	1,701	23,372
Caesarstone Ltd.*	483	18,991
Continental Building Products, Inc.*	715	15,880
CSW Industrials, Inc.*	292	9,426
Gibraltar Industries, Inc.*	640	24,422
Griffon Corp.	614	10,512
Insteel Industries, Inc.	356	11,855
Masonite International Corp.*	616	41,106
NCI Building Systems, Inc.*	552	8,357
Patrick Industries, Inc.*	294	18,825
PGT, Inc.*	969	11,541
Ply Gem Holdings, Inc.*	446	6,231
Quanex Building Products Corp.	695	13,434
Simpson Manufacturing Co., Inc.	842	36,947
Trex Co., Inc.*	598	37,040
Universal Forest Products, Inc.	402	43,878
		433,421
Capital Markets - 0.5%
Actua Corp.*	730	7,431
Arlington Asset Investment Corp., Class A	458	6,815
Associated Capital Group, Inc., Class A	91	2,994
B. Riley Financial, Inc.	189	1,799
BGC Partners, Inc., Class A	4,417	38,737
Calamos Asset Management, Inc., Class A	342	2,390
Cohen & Steers, Inc.	424	17,863
Cowen Group, Inc., Class A*	2,073	7,774
Diamond Hill Investment Group, Inc.	62	11,740
Evercore Partners, Inc., Class A	792	40,582
FBR & Co.	118	1,667
Fidus Investment Corp.	1	11
Fifth Street Asset Management, Inc.	103	630
Financial Engines, Inc.	1,085	34,687
GAIN Capital Holdings, Inc.	756	4,861
GAMCO Investors, Inc., Class A	89	2,730
Greenhill & Co., Inc.	564	12,938
Hennessy Advisors, Inc.	59	2,006
HFF, Inc., Class A	728	19,518
Houlihan Lokey, Inc.	247	6,116
INTL. FCStone, Inc.*	306	11,022
Investment Technology Group, Inc.	668	10,274
Janus Capital Group, Inc.	2,931	43,584
KCG Holdings, Inc., Class A*	1,064	15,375
Ladenburg Thalmann Financial Services, Inc.*	2,051	4,697
Manning & Napier, Inc.	303	2,327
Medley Management, Inc., Class A	116	843
Moelis & Co., Class A	377	10,160
OM Asset Management plc	814	10,989
Oppenheimer Holdings, Inc., Class A	201	3,230
Piper Jaffray Cos.*	294	13,048
PJT Partners, Inc., Class A	360	8,881
Pzena Investment Management, Inc., Class A	297	2,305
Safeguard Scientifics, Inc.*	408	5,753
Silvercrest Asset Management Group, Inc., Class A	143	1,772
Stifel Financial Corp.*	1,302	51,234
Value Line, Inc.	24	428
Virtu Financial, Inc., Class A	511	8,334
Virtus Investment Partners, Inc.	119	10,853
Waddell & Reed Financial, Inc., Class A	1,611	29,965
Walter Investment Management Corp.*	379	1,433
Westwood Holdings Group, Inc.	162	8,108
Wins Finance Holdings, Inc.*	29	737
WisdomTree Investments, Inc.	2,332	24,486
		503,127
Chemicals - 0.9%
A Schulman, Inc.	583	14,867
AgroFresh Solutions, Inc.*	447	2,713
American Vanguard Corp.	573	9,655
Balchem Corp.	638	44,679
Calgon Carbon Corp.	1,022	14,819
Chase Corp.	143	9,205
Chemours Co. (The)	3,719	49,054
Chemtura Corp.*	1,293	38,777
Codexis, Inc.*	679	2,831
Ferro Corp.*	1,689	22,531
Flotek Industries, Inc.*	1,111	17,221
FutureFuel Corp.	506	5,915
GCP Applied Technologies, Inc.*	1,439	42,105
Hawkins, Inc.	195	8,518
HB Fuller Co.	1,017	48,287
Ingevity Corp.*	864	38,344

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Innophos Holdings, Inc.	392	16,550
Innospec, Inc.	479	28,395
KMG Chemicals, Inc.	183	5,135
Koppers Holdings, Inc.*	413	13,480
Kraton Performance Polymers, Inc.*	600	21,636
Kronos Worldwide, Inc.	447	3,974
LSB Industries, Inc.*	419	5,028
Minerals Technologies, Inc.	703	49,611
Olin Corp.	3,361	72,732
OMNOVA Solutions, Inc.*	862	8,620
PolyOne Corp.	1,703	58,702
Quaker Chemical Corp.	262	26,200
Rayonier Advanced Materials, Inc.	873	10,738
Sensient Technologies Corp.	904	66,200
Stepan Co.	398	27,964
TerraVia Holdings, Inc.*	1,593	4,222
Trecora Resources*	402	4,390
Tredegar Corp.	516	9,721
Trinseo SA	583	33,732
Tronox Ltd., Class A	1,308	11,942
Valhi, Inc.	509	1,298
		849,791
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	1,131	43,464
ACCO Brands Corp.*	2,157	21,570
Aqua Metals, Inc.*	218	2,014
ARC Document Solutions, Inc.*	833	2,816
Brady Corp., Class A	928	31,079
Brink’s Co. (The)	914	33,361
Casella Waste Systems, Inc., Class A*	784	7,127
CECO Environmental Corp.	594	6,528
CompX International, Inc.	32	385
Deluxe Corp.	992	67,625
Ennis, Inc.	519	8,605
Essendant, Inc.	756	14,644
G&K Services, Inc., Class A	397	38,640
Healthcare Services Group, Inc.	1,428	57,648
Heritage-Crystal Clean, Inc.*	259	3,577
Herman Miller, Inc.	1,215	43,825
HNI Corp.	920	51,373
InnerWorkings, Inc.*	780	6,919
Interface, Inc.	1,313	23,214
Kimball International, Inc., Class B	749	9,325
Knoll, Inc.	975	25,798
Matthews International Corp., Class A	649	39,920
McGrath RentCorp	476	15,218
Mobile Mini, Inc.	899	26,880
MSA Safety, Inc.	630	36,697
Multi-Color Corp.	276	18,445
NL Industries, Inc.*	169	997
Quad/Graphics, Inc.	588	15,929
RR Donnelley & Sons Co.	1	10
SP Plus Corp.*	351	8,775
Steelcase, Inc., Class A	1,747	26,100
Team, Inc.*	586	18,617
Tetra Tech, Inc.	1,173	41,407
TRC Cos., Inc.*	377	2,873
UniFirst Corp.	307	39,416
US Ecology, Inc.	443	19,873
Viad Corp.	408	14,590
VSE Corp.	175	5,759
West Corp.	877	20,548
		851,591
Communications Equipment - 0.7%
ADTRAN, Inc.	997	18,325
Aerohive Networks, Inc.*	486	3,222
Applied Optoelectronics, Inc.*	335	5,645
Bel Fuse, Inc., Class B	188	4,318
Black Box Corp.	304	4,241
CalAmp Corp.*	726	10,585
Calix, Inc.*	837	6,227
Ciena Corp.*	2,787	59,781
Clearfield, Inc.*	232	4,204
Comtech Telecommunications Corp.	458	5,904
Digi International, Inc.*	526	6,033
EMCORE Corp.	530	2,629
Extreme Networks, Inc.*	2,097	8,241
Finisar Corp.*	2,182	46,215
Harmonic, Inc.*	1,551	6,731
Infinera Corp.*	2,851	24,462
InterDigital, Inc.	703	50,201
Ixia*	1,302	15,012
KVH Industries, Inc.*	306	2,632
Lumentum Holdings, Inc.*	1,025	35,998
NETGEAR, Inc.*	657	37,449
NetScout Systems, Inc.*	1,818	53,776
Oclaro, Inc.*	2,002	15,776
Plantronics, Inc.	673	34,088
Polycom, Inc.*	2,762	34,359
ShoreTel, Inc.*	1,365	10,947
Silicom Ltd.	114	4,664
Sonus Networks, Inc.*	968	8,344
Ubiquiti Networks, Inc.*	526	27,036
ViaSat, Inc.*	902	67,686
Viavi Solutions, Inc.*	4,760	37,033
		651,764
Construction & Engineering - 0.3%
Aegion Corp.*	709	13,131
Ameresco, Inc., Class A*	431	2,060
Argan, Inc.	271	12,956
Comfort Systems USA, Inc.	753	21,378
Dycom Industries, Inc.*	620	50,294
EMCOR Group, Inc.	1,229	70,373
Granite Construction, Inc.	802	38,496
Great Lakes Dredge & Dock Corp.*	1,199	4,628
HC2 Holdings, Inc.*	677	3,243
IES Holdings, Inc.*	159	2,635
Layne Christensen Co.*	367	3,299
MasTec, Inc.*	1,343	39,551
MYR Group, Inc.*	304	8,816
NV5 Global, Inc.*	149	4,555
Orion Group Holdings Ltd.*	546	3,254
Primoris Services Corp.	817	15,703
Tutor Perini Corp.*	766	17,764
		312,136
Construction Materials - 0.1%
Headwaters, Inc.*	1,476	26,760
Summit Materials, Inc., Class A*	1,545	30,498
United States Lime & Minerals, Inc.	40	2,565
US Concrete, Inc.*	290	15,376
		75,199
Consumer Finance - 0.2%
Cash America International, Inc.	485	21,112
Encore Capital Group, Inc.*	483	10,414
Enova International, Inc.*	538	5,159
EZCORP, Inc., Class A*	1,027	10,629
FirstCash, Inc.	558	28,860
Green Dot Corp., Class A*	866	20,091
LendingClub Corp.*	6,673	36,101
Nelnet, Inc., Class A	410	14,514
PRA Group, Inc.*	935	29,901
Regional Management Corp.*	215	4,648
World Acceptance Corp.*	123	5,918
		187,347

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Containers & Packaging - 0.1%
AEP Industries, Inc.	82	9,069
Greif, Inc., Class A	519	22,125
Greif, Inc., Class B	116	6,496
Multi Packaging Solutions International Ltd.*	430	6,029
Myers Industries, Inc.	440	6,314
UFP Technologies, Inc.*	130	3,229
		53,262
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc.	927	35,365
Weyco Group, Inc.	132	3,369
		38,734
Diversified Consumer Services - 0.4%
American Public Education, Inc.*	314	6,490
Apollo Education Group, Inc.*	1,733	15,372
Ascent Capital Group, Inc., Class A*	207	4,804
Bridgepoint Education, Inc.*	362	2,625
Bright Horizons Family Solutions, Inc.*	891	60,731
Cambium Learning Group, Inc.*	272	1,308
Capella Education Co.	229	13,493
Career Education Corp.*	1,356	8,868
Carriage Services, Inc.	300	7,032
Chegg, Inc.*	1,633	10,990
Collectors Universe, Inc.	152	2,909
DeVry Education Group, Inc.	1,269	29,238
Grand Canyon Education, Inc.*	912	37,875
Houghton Mifflin Harcourt Co.*	2,517	40,146
K12, Inc.*	686	8,198
Liberty Tax, Inc.	138	1,875
LifeLock, Inc.*	1,715	28,538
Regis Corp.*	754	9,478
Sotheby’s	999	39,610
Strayer Education, Inc.*	214	10,418
Weight Watchers International, Inc.*	563	5,917
		345,915
Diversified Financial Services - 0.1%
BBX Capital Corp.*	61	1,210
FNFV Group*	1,335	17,208
Marlin Business Services Corp.	168	3,158
NewStar Financial, Inc.*	497	5,601
On Deck Capital, Inc.*	973	6,159
PICO Holdings, Inc.*	444	4,893
Resource America, Inc., Class A	239	2,333
Tiptree Financial, Inc.	464	2,533
		43,095
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	214	13,983
Cincinnati Bell, Inc.*	4,269	17,845
Cogent Communications Holdings, Inc.	843	29,960
Consolidated Communications Holdings, Inc.	1,008	24,242
FairPoint Communications, Inc.*	431	6,008
General Communication, Inc., Class A*	587	8,159
Globalstar, Inc.*	7,568	11,806
Hawaiian Telcom Holdco, Inc.*	122	2,730
IDT Corp., Class B	352	5,241
Inteliquent, Inc.	661	10,999
Intelsat SA*	641	1,731
Iridium Communications, Inc.*	1,673	13,936
Lumos Networks Corp.*	384	5,280
ORBCOMM, Inc.*	1,311	13,045
pdvWireless, Inc.*	198	5,067
Straight Path Communications, Inc., Class B*	194	4,598
Teligent, Inc.*	840	6,233
Vonage Holdings Corp.*	3,877	22,525
Windstream Holdings, Inc.	1,948	16,578
		219,966
Electric Utilities - 0.4%
ALLETE, Inc.	1,008	59,774
El Paso Electric Co.	820	37,466
Empire District Electric Co. (The)	896	30,303
Genie Energy Ltd., Class B*	262	1,672
IDACORP, Inc.	1,026	78,048
MGE Energy, Inc.	710	39,007
Otter Tail Corp.	770	26,365
PNM Resources, Inc.	1,623	51,595
Portland General Electric Co.	1,817	76,514
Spark Energy, Inc., Class A	99	2,870
		403,614
Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	126	2,839
American Superconductor Corp.*	238	1,685
AZZ, Inc.	526	34,942
Babcock & Wilcox Enterprises, Inc.*	928	15,173
Encore Wire Corp.	410	15,875
Energous Corp.*	301	5,418
EnerSys	884	62,216
FuelCell Energy, Inc.*	582	3,003
Generac Holdings, Inc.*	1,326	49,460
General Cable Corp.	984	15,872
LSI Industries, Inc.	482	4,883
Plug Power, Inc.*	3,664	5,679
Powell Industries, Inc.	176	6,996
Power Solutions International, Inc.*	97	1,129
Preformed Line Products Co.	51	2,237
Sunrun, Inc.*	1,283	7,800
Thermon Group Holdings, Inc.*	649	12,221
Vicor Corp.*	334	3,644
		251,072
Electronic Equipment, Instruments & Components - 1.0%
Agilysys, Inc.*	307	3,392
Anixter International, Inc.*	588	37,597
AVX Corp.	944	12,971
Badger Meter, Inc.	285	18,807
Belden, Inc.	851	63,476
Benchmark Electronics, Inc.*	1,004	24,217
Coherent, Inc.*	491	51,643
Control4 Corp.*	408	4,509
CTS Corp.	636	12,262
Daktronics, Inc.	744	7,090
DTS, Inc.	354	11,845
Electro Scientific Industries, Inc.*	558	3,108
ePlus, Inc.*	128	11,585
Fabrinet*	707	27,446
FARO Technologies, Inc.*	337	10,986
II-VI, Inc.*	1,207	25,576
Insight Enterprises, Inc.*	744	22,766
InvenSense, Inc.*	1,659	12,343
Itron, Inc.*	679	32,341
Kimball Electronics, Inc.*	570	6,908
Knowles Corp.*	1,792	24,909
Littelfuse, Inc.	449	56,933
Maxwell Technologies, Inc.*	639	3,240
Mesa Laboratories, Inc.	61	6,854
Methode Electronics, Inc.	740	27,121
MTS Systems Corp.	340	16,915
Novanta, Inc.*	642	10,843
OSI Systems, Inc.*	355	23,806
Park Electrochemical Corp.	392	6,484

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PC Connection, Inc.	230	5,996
Plexus Corp.*	677	31,244
Radisys Corp.*	723	3,550
Rofin-Sinar Technologies, Inc.*	549	17,574
Rogers Corp.*	366	20,463
Sanmina Corp.*	1,491	39,184
ScanSource, Inc.*	510	17,447
SYNNEX Corp.	593	62,959
Systemax, Inc.	233	1,887
Tech Data Corp.*	710	52,710
TTM Technologies, Inc.*	1,470	15,773
Universal Display Corp.*	842	48,491
Vishay Intertechnology, Inc.	2,768	39,195
Vishay Precision Group, Inc.*	245	3,741
		938,187
Energy Equipment & Services - 0.4%
Archrock, Inc.	1,412	15,560
Atwood Oceanics, Inc.	1,236	9,764
Bristow Group, Inc.	682	7,782
CARBO Ceramics, Inc.	395	4,949
Dawson Geophysical Co.*	409	2,949
Era Group, Inc.*	397	2,894
Exterran Corp.*	643	9,086
Fairmount Santrol Holdings, Inc.*	1,583	11,762
Forum Energy Technologies, Inc.*	1,218	21,400
Geospace Technologies Corp.*	264	4,665
Helix Energy Solutions Group, Inc.*	2,043	15,323
Hornbeck Offshore Services, Inc.*	660	3,610
Independence Contract Drilling, Inc.*	608	3,064
Matrix Service Co.*	539	9,966
McDermott International, Inc.*	4,905	25,653
Natural Gas Services Group, Inc.*	250	5,910
Newpark Resources, Inc.*	1,683	11,882
Oil States International, Inc.*	1,039	32,230
Parker Drilling Co.*	2,452	5,272
PHI, Inc. (Non-Voting)*	238	4,434
Pioneer Energy Services Corp.*	1,294	4,309
RigNet, Inc.*	256	3,231
SEACOR Holdings, Inc.*	323	18,986
Seadrill Ltd.*	7,671	18,487
Tesco Corp.	938	6,388
TETRA Technologies, Inc.*	1,832	11,084
Tidewater, Inc.	960	3,139
Unit Corp.*	1,027	17,551
US Silica Holdings, Inc.	1,299	50,986
Willbros Group, Inc.*	877	1,701
		344,017
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust	1,622	59,917
Agree Realty Corp.	462	22,171
Alexander’s, Inc.	43	18,490
Altisource Residential Corp.	1,062	11,650
American Assets Trust, Inc.	794	35,174
Armada Hoffler Properties, Inc.	675	9,301
Ashford Hospitality Prime, Inc.	470	7,290
Ashford Hospitality Trust, Inc.	1,586	11,054
Bluerock Residential Growth REIT, Inc.	381	5,105
CareTrust REIT, Inc.	1,168	17,356
CatchMark Timber Trust, Inc., Class A	788	9,220
CBL & Associates Properties, Inc.	3,425	48,875
Cedar Realty Trust, Inc.	1,675	12,680
Chatham Lodging Trust	761	15,776
Chesapeake Lodging Trust	1,206	30,729
City Office REIT, Inc.	438	5,676
Colony Starwood Homes	1,319	40,889
Community Healthcare Trust, Inc.	256	5,880
CorEnergy Infrastructure Trust, Inc.	243	7,149
CoreSite Realty Corp.	680	53,054
Cousins Properties, Inc.	4,216	46,460
DiamondRock Hospitality Co.	4,075	43,154
DuPont Fabros Technology, Inc.	1,514	64,194
Easterly Government Properties, Inc.	660	12,863
EastGroup Properties, Inc.	641	47,037
Education Realty Trust, Inc.	1,492	67,603
Farmland Partners, Inc.	236	2,749
FelCor Lodging Trust, Inc.	2,767	19,673
First Industrial Realty Trust, Inc.	2,357	67,811
First Potomac Realty Trust	1,177	11,852
Four Corners Property Trust, Inc.	1,226	25,390
Franklin Street Properties Corp.	2,119	26,615
GEO Group, Inc. (The)	1,507	30,200
Getty Realty Corp.	532	12,518
Gladstone Commercial Corp.	453	8,154
Global Net Lease, Inc.	3,461	28,726
Government Properties Income Trust	1,423	33,156
Gramercy Property Trust	8,573	82,987
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	825	19,784
Healthcare Realty Trust, Inc.	2,317	81,234
Hersha Hospitality Trust	840	16,414
Hudson Pacific Properties, Inc.	1,898	63,526
Independence Realty Trust, Inc.	818	7,730
InfraREIT, Inc.	808	15,271
Investors Real Estate Trust	2,458	16,321
Kite Realty Group Trust	1,678	48,461
Ladder Capital Corp.	777	10,319
LaSalle Hotel Properties	2,166	60,778
Lexington Realty Trust	4,666	50,346
LTC Properties, Inc.	765	39,719
Mack-Cali Realty Corp.	1,812	50,301
Medical Properties Trust, Inc.	4,813	73,495
Monmouth Real Estate Investment Corp.	1,280	17,920
Monogram Residential Trust, Inc.	3,418	35,957
National Health Investors, Inc.	756	60,692
National Storage Affiliates Trust	713	14,481
New Residential Investment Corp.	4,932	70,774
New Senior Investment Group, Inc.	1,549	19,192
New York REIT, Inc.	3,353	32,390
NexPoint Residential Trust, Inc.	364	7,611
NorthStar Realty Europe Corp.	1,210	12,390
One Liberty Properties, Inc.	268	6,499
Parkway Properties, Inc.	1,627	29,286
Pebblebrook Hotel Trust	1,451	43,588
Pennsylvania REIT	1,386	34,775
Physicians Realty Trust	2,742	58,706
Potlatch Corp.	824	31,205
Preferred Apartment Communities, Inc., Class A	460	6,366
PS Business Parks, Inc.	400	44,312
QTS Realty Trust, Inc., Class A	950	51,481
Ramco-Gershenson Properties Trust	1,598	31,049
Retail Opportunity Investments Corp.	2,183	48,703
Rexford Industrial Realty, Inc.	1,331	29,721
RLJ Lodging Trust	2,475	57,767
Ryman Hospitality Properties, Inc.	882	47,593
Sabra Health Care REIT, Inc.	1,311	33,404
Saul Centers, Inc.	195	12,925
Select Income REIT	1,287	35,122
Seritage Growth Properties, Class A	506	22,517
Silver Bay Realty Trust Corp.	675	12,845
STAG Industrial, Inc.	1,395	34,638
Summit Hotel Properties, Inc.	1,756	25,111
Sunstone Hotel Investors, Inc.	4,411	61,269
Terreno Realty Corp.	917	24,539
Tier REIT, Inc.	969	15,523

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
UMH Properties, Inc.	495	5,861
United Development Funding IV(c)	984	787
Universal Health Realty Income Trust	252	15,521
Urban Edge Properties	1,821	52,190
Urstadt Biddle Properties, Inc., Class A	594	13,490
Washington Prime Group, Inc.	3,770	51,800
Washington Real Estate Investment Trust	1,490	48,425
Whitestone REIT	531	7,694
Xenia Hotels & Resorts, Inc.	2,099	35,347
		2,913,743
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	545	20,138
Chefs’ Warehouse, Inc. (The)*	392	4,320
Ingles Markets, Inc., Class A	284	10,744
Natural Grocers by Vitamin Cottage, Inc.*	185	2,285
Performance Food Group Co.*	760	19,532
PriceSmart, Inc.	406	33,913
Smart & Final Stores, Inc.*	469	5,994
SpartanNash Co.	749	23,983
SUPERVALU, Inc.*	5,395	29,565
United Natural Foods, Inc.*	1,007	45,919
Village Super Market, Inc., Class A	148	4,734
Weis Markets, Inc.	194	9,882
		211,009
Food Products - 0.6%
Alico, Inc.	65	1,825
Amplify Snack Brands, Inc.*	593	10,040
B&G Foods, Inc.	1,334	63,338
Calavo Growers, Inc.	314	18,510
Cal-Maine Foods, Inc.	628	28,850
Darling Ingredients, Inc.*	3,333	46,929
Dean Foods Co.	1,859	31,993
Farmer Brothers Co.*	164	5,251
Fresh Del Monte Produce, Inc.	656	38,160
Freshpet, Inc.*	453	4,761
Inventure Foods, Inc.*	385	3,731
J&J Snack Foods Corp.	305	37,210
John B Sanfilippo & Son, Inc.	173	8,896
Lancaster Colony Corp.	381	51,256
Landec Corp.*	543	7,037
Lifeway Foods, Inc.*	95	1,178
Limoneira Co.	238	3,953
Omega Protein Corp.*	444	11,193
Sanderson Farms, Inc.	406	39,069
Seaboard Corp.*	5	16,175
Seneca Foods Corp., Class A*	133	3,924
Snyder’s-Lance, Inc.	1,634	57,746
Tootsie Roll Industries, Inc.	349	13,293
		504,318
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	297	18,904
Delta Natural Gas Co., Inc.	139	3,459
New Jersey Resources Corp.	1,742	58,601
Northwest Natural Gas Co.	551	32,911
ONE Gas, Inc.	1,057	64,720
South Jersey Industries, Inc.	1,621	48,111
Southwest Gas Corp.	961	67,097
Spire, Inc.	907	58,683
WGL Holdings, Inc.	1,025	64,411
		416,897
Health Care Equipment & Supplies - 1.3%
Abaxis, Inc.	445	22,312
Accuray, Inc.*	1,617	8,619
Analogic Corp.	253	22,517
AngioDynamics, Inc.*	547	9,047
Anika Therapeutics, Inc.*	286	13,511
AtriCure, Inc.*	638	9,819
Atrion Corp.	28	12,654
Avinger, Inc.*	374	1,526
AxoGen, Inc.*	489	4,406
Cantel Medical Corp.	727	54,968
Cardiovascular Systems, Inc.*	646	15,808
Cerus Corp.*	2,055	13,008
ConforMIS, Inc.*	725	5,815
CONMED Corp.	560	22,848
Corindus Vascular Robotics, Inc.*	1,115	1,305
CryoLife, Inc.	639	10,192
Cutera, Inc.*	238	2,594
Cynosure, Inc., Class A*	482	25,097
Endologix, Inc.*	1,644	19,991
Entellus Medical, Inc.*	152	2,871
Exactech, Inc.*	212	5,891
GenMark Diagnostics, Inc.*	814	6,935
Glaukos Corp.*	339	10,116
Globus Medical, Inc., Class A*	1,421	33,010
Haemonetics Corp.*	1,038	38,572
Halyard Health, Inc.*	950	34,628
ICU Medical, Inc.*	298	37,181
Inogen, Inc.*	331	19,205
Insulet Corp.*	1,170	49,526
Integer Holdings Corp.*	620	15,004
Integra LifeSciences Holdings Corp.*	613	52,975
Invacare Corp.	643	7,632
InVivo Therapeutics Holdings Corp.*	653	4,597
iRadimed Corp.*	82	1,531
IRIDEX Corp.*	153	2,284
K2M Group Holdings, Inc.*	522	8,310
LeMaitre Vascular, Inc.	274	5,036
Masimo Corp.*	829	49,027
Meridian Bioscience, Inc.	846	16,455
Merit Medical Systems, Inc.*	873	21,162
Natus Medical, Inc.*	660	25,681
Neogen Corp.*	739	43,645
Nevro Corp.*	487	45,987
Novocure Ltd.*	1,027	7,887
NuVasive, Inc.*	1,005	65,797
NxStage Medical, Inc.*	1,292	29,535
OraSure Technologies, Inc.*	1,100	9,427
Orthofix International NV*	355	16,014
Oxford Immunotec Global plc*	450	4,662
Penumbra, Inc.*	516	36,409
Quidel Corp.*	545	11,865
Rockwell Medical, Inc.*	972	7,057
RTI Surgical, Inc.*	1,166	3,743
Second Sight Medical Products, Inc.*	288	965
Senseonics Holdings, Inc.*	564	2,256
Spectranetics Corp. (The)*	867	21,337
STAAR Surgical Co.*	812	7,129
SurModics, Inc.*	263	7,488
Tandem Diabetes Care, Inc.*	377	2,688
TransEnterix, Inc.*	1,412	1,934
Utah Medical Products, Inc.	70	4,411
Vascular Solutions, Inc.*	342	16,474
Veracyte, Inc.*	284	1,599
ViewRay, Inc.*	135	567
Wright Medical Group NV*	2,093	51,823
Zeltiq Aesthetics, Inc.*	719	27,408
		1,151,773
Health Care Providers & Services - 0.8%
AAC Holdings, Inc.*	201	3,932
Aceto Corp.	590	11,912
Addus HomeCare Corp.*	150	3,597
Adeptus Health, Inc., Class A*	280	11,917
Air Methods Corp.*	722	25,400

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Almost Family, Inc.*	164	6,040
Amedisys, Inc.*	567	27,290
American Renal Associates Holdings, Inc.*	177	3,758
AMN Healthcare Services, Inc.*	960	34,781
BioScrip, Inc.*	2,281	5,885
BioTelemetry, Inc.*	547	10,103
Capital Senior Living Corp.*	571	9,816
Chemed Corp.	328	44,257
Civitas Solutions, Inc.*	306	5,563
Community Health Systems, Inc.*	2,239	23,913
CorVel Corp.*	201	7,726
Cross Country Healthcare, Inc.*	650	7,911
Diplomat Pharmacy, Inc.*	928	29,037
Ensign Group, Inc. (The)	969	18,208
Genesis Healthcare, Inc.*	759	1,829
HealthEquity, Inc.*	875	28,490
HealthSouth Corp.	1,800	73,278
Healthways, Inc.*	646	16,156
Kindred Healthcare, Inc.	1,710	18,878
Landauer, Inc.	194	9,219
LHC Group, Inc.*	304	10,810
Magellan Health, Inc.*	504	28,789
Molina Healthcare, Inc.*	878	47,245
National HealthCare Corp.	227	14,750
National Research Corp., Class A	170	2,691
Nobilis Health Corp.*	1,125	3,938
Owens & Minor, Inc.	1,267	43,547
PharMerica Corp.*	599	15,131
Providence Service Corp. (The)*	263	12,395
Quorum Health Corp.*	602	3,702
RadNet, Inc.*	753	5,090
Select Medical Holdings Corp.*	2,166	25,732
Surgery Partners, Inc.*	378	7,280
Surgical Care Affiliates, Inc.*	544	22,440
Team Health Holdings, Inc.*	1,377	45,854
Teladoc, Inc.*	421	7,506
Triple-S Management Corp., Class B*	473	10,354
U.S. Physical Therapy, Inc.	246	15,510
Universal American Corp.	931	6,666
USMD Holdings, Inc.*	48	1,064
		769,390
Health Care Technology - 0.2%
Castlight Health, Inc., Class B*	818	3,419
Computer Programs & Systems, Inc.	227	5,861
Cotiviti Holdings, Inc.*	257	8,543
Evolent Health, Inc., Class A*	309	7,685
HealthStream, Inc.*	522	13,880
HMS Holdings Corp.*	1,710	37,295
Imprivata, Inc.*	325	6,243
Medidata Solutions, Inc.*	1,116	60,376
Omnicell, Inc.*	722	27,133
Press Ganey Holdings, Inc.*	449	18,090
Quality Systems, Inc.	1,037	12,205
Vocera Communications, Inc.*	502	8,183
		208,913
Hotels, Restaurants & Leisure - 1.2%
Belmond Ltd., Class A*	1,698	18,967
Biglari Holdings, Inc.*	21	9,252
BJ’s Restaurants, Inc.*	474	18,827
Bloomin’ Brands, Inc.	2,310	45,137
Bob Evans Farms, Inc.	403	16,523
Bojangles’, Inc.*	199	3,214
Boyd Gaming Corp.*	1,675	32,662
Buffalo Wild Wings, Inc.*	384	62,285
Caesars Acquisition Co., Class A*	966	11,756
Caesars Entertainment Corp.*	1,145	7,236
Carrols Restaurant Group, Inc.*	697	9,382
Century Casinos, Inc.*	433	2,767
Cheesecake Factory, Inc. (The)	922	47,400
Churchill Downs, Inc.	274	40,930
Chuy’s Holdings, Inc.*	332	10,053
ClubCorp Holdings, Inc.	1,306	18,741
Cracker Barrel Old Country Store, Inc.	390	59,323
Dave & Buster’s Entertainment, Inc.*	769	35,720
Del Frisco’s Restaurant Group, Inc.*	480	7,224
Del Taco Restaurants, Inc.*	469	5,267
Denny’s Corp.*	1,538	16,072
Diamond Resorts International, Inc.*	754	22,778
DineEquity, Inc.	355	27,686
El Pollo Loco Holdings, Inc.*	411	5,598
Eldorado Resorts, Inc.*	581	8,111
Empire Resorts, Inc.*	68	1,144
Fiesta Restaurant Group, Inc.*	540	13,640
Fogo De Chao, Inc.*	101	1,239
Golden Entertainment, Inc.	209	2,617
Habit Restaurants, Inc. (The), Class A*	273	4,182
International Speedway Corp., Class A	535	17,810
Interval Leisure Group, Inc.	2,296	39,950
Intrawest Resorts Holdings, Inc.*	327	4,879
Isle of Capri Casinos, Inc.*	507	8,796
J Alexander’s Holdings, Inc.*	271	2,702
Jack in the Box, Inc.	663	65,942
Jamba, Inc.*	258	2,820
Kona Grill, Inc.*	158	2,100
La Quinta Holdings, Inc.*	1,721	19,878
Lindblad Expeditions Holdings, Inc.*	299	2,808
Luby’s, Inc.*	395	1,778
Marcus Corp. (The)	377	8,897
Marriott Vacations Worldwide Corp.	455	35,081
Monarch Casino & Resort, Inc.*	215	5,115
Nathan’s Famous, Inc.*	62	3,057
Noodles & Co.*	224	1,465
Papa John’s International, Inc.	552	41,306
Penn National Gaming, Inc.*	1,512	21,440
Pinnacle Entertainment, Inc.*	1,104	13,292
Planet Fitness, Inc., Class A*	319	6,906
Popeyes Louisiana Kitchen, Inc.*	439	23,939
Potbelly Corp.*	483	6,260
Red Lion Hotels Corp.*	288	1,884
Red Robin Gourmet Burgers, Inc.*	277	13,922
Red Rock Resorts, Inc., Class A	610	13,749
Ruby Tuesday, Inc.*	1,205	3,663
Ruth’s Hospitality Group, Inc.	646	9,664
Scientific Games Corp., Class A*	1,054	8,696
SeaWorld Entertainment, Inc.	1,357	17,655
Shake Shack, Inc., Class A*	319	11,261
Sonic Corp.	955	27,399
Speedway Motorsports, Inc.	238	4,258
Texas Roadhouse, Inc.	1,345	59,543
Wingstop, Inc.	319	9,663
Zoe’s Kitchen, Inc.*	388	10,565
		1,093,876
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	209	5,175
Beazer Homes USA, Inc.*	639	7,189
Cavco Industries, Inc.*	172	17,986
Century Communities, Inc.*	309	6,084
CSS Industries, Inc.	174	4,432
Ethan Allen Interiors, Inc.	501	16,764
Flexsteel Industries, Inc.	132	6,263
GoPro, Inc., Class A*	2,050	30,033
Green Brick Partners, Inc.*	471	3,740
Helen of Troy Ltd.*	568	51,313
Hooker Furniture Corp.	230	5,350

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Hovnanian Enterprises, Inc., Class A*	2,472	4,499
Installed Building Products, Inc.*	408	13,619
iRobot Corp.*	545	21,724
KB Home	1,693	26,580
La-Z-Boy, Inc.	996	26,563
LGI Homes, Inc.*	313	12,025
Libbey, Inc.	445	7,890
Lifetime Brands, Inc.	224	3,006
M/I Homes, Inc.*	480	11,107
MDC Holdings, Inc.	803	20,966
Meritage Homes Corp.*	776	27,858
NACCO Industries, Inc., Class A	79	5,257
New Home Co., Inc. (The)*	258	2,799
Taylor Morrison Home Corp., Class A*	617	10,884
TopBuild Corp.*	782	26,682
TRI Pointe Group, Inc.*	3,022	40,978
UCP, Inc., Class A*	164	1,384
Universal Electronics, Inc.*	287	21,247
WCI Communities, Inc.*	439	8,262
William Lyon Homes, Class A*	485	8,366
ZAGG, Inc.*	559	4,064
		460,089
Household Products - 0.1%
Central Garden & Pet Co.*	205	5,264
Central Garden & Pet Co., Class A*	678	16,442
HRG Group, Inc.*	2,407	38,921
Oil-Dri Corp. of America	101	3,817
Orchids Paper Products Co.	183	5,120
WD-40 Co.	286	33,848
		103,412
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.	2,474	6,383
Atlantica Yield plc	1,194	22,578
Dynegy, Inc.*	2,371	30,041
NRG Yield, Inc., Class A	709	11,408
NRG Yield, Inc., Class C	1,288	21,690
Ormat Technologies, Inc.	789	38,188
Pattern Energy Group, Inc.	1,346	32,035
Talen Energy Corp.*	1,711	23,629
TerraForm Global, Inc., Class A*	1,854	6,711
TerraForm Power, Inc., Class A*	1,774	22,778
Vivint Solar, Inc.*	461	1,466
		216,907
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	736	18,061

Insurance - 0.9%
Ambac Financial Group, Inc.*	914	16,580
American Equity Investment Life Holding Co.	1,739	30,641
AMERISAFE, Inc.	384	23,044
Argo Group International Holdings Ltd.	585	33,193
Atlas Financial Holdings, Inc.*	216	3,786
Baldwin & Lyons, Inc., Class B	183	4,619
Blue Capital Reinsurance Holdings Ltd.	120	2,088
Citizens, Inc.*	942	10,249
CNO Financial Group, Inc.	3,636	59,085
Crawford & Co., Class B	243	2,756
Donegal Group, Inc., Class A	169	2,719
eHealth, Inc.*	366	4,114
EMC Insurance Group, Inc.	169	4,707
Employers Holdings, Inc.	651	19,836
Enstar Group Ltd.*	231	38,482
FBL Financial Group, Inc., Class A	200	13,224
Federated National Holding Co.	255	4,659
Fidelity & Guaranty Life	242	5,760
Genworth Financial, Inc., Class A*	10,213	48,307
Global Indemnity plc*	170	4,905
Greenlight Capital Re Ltd., Class A*	596	12,784
Hallmark Financial Services, Inc.*	283	2,991
HCI Group, Inc.	175	5,563
Heritage Insurance Holdings, Inc.	539	7,395
Horace Mann Educators Corp.	823	30,081
Independence Holding Co.	144	2,527
Infinity Property & Casualty Corp.	219	18,453
Investors Title Co.	29	2,844
James River Group Holdings Ltd.	289	10,560
Kemper Corp.	805	30,147
Maiden Holdings Ltd.	1,199	16,558
MBIA, Inc.*	2,669	21,512
National General Holdings Corp.	982	22,380
National Interstate Corp.	152	4,945
National Western Life Group, Inc., Class A	46	8,924
Navigators Group, Inc. (The)	228	21,423
OneBeacon Insurance Group Ltd., Class A	405	5,735
Patriot National, Inc.*	221	1,956
Primerica, Inc.	954	54,311
RLI Corp.	772	54,797
Safety Insurance Group, Inc.	292	19,403
Selective Insurance Group, Inc.	1,153	46,005
State Auto Financial Corp.	314	7,209
State National Cos., Inc.	619	6,295
Stewart Information Services Corp.	464	21,242
Third Point Reinsurance Ltd.*	1,341	17,460
Trupanion, Inc.*	292	4,389
United Fire Group, Inc.	438	18,926
United Insurance Holdings Corp.	348	5,481
Universal Insurance Holdings, Inc.	663	16,429
WMIH Corp.*	4,119	10,256
		841,735
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*	528	4,879
Blue Nile, Inc.	224	7,719
Duluth Holdings, Inc., Class B*	195	5,911
Etsy, Inc.*	2,130	28,670
FTD Cos., Inc.*	354	8,319
Gaia, Inc.*	139	1,102
HSN, Inc.	635	26,530
Lands’ End, Inc.*	303	5,333
Liberty TripAdvisor Holdings, Inc., Class A*	1,473	30,653
Nutrisystem, Inc.	591	17,033
Overstock.com, Inc.*	268	4,130
PetMed Express, Inc.	402	8,104
Shutterfly, Inc.*	701	35,204
Wayfair, Inc., Class A*	640	24,646
		208,233
Internet Software & Services - 1.0%
2U, Inc.*	744	26,293
Alarm.com Holdings, Inc.*	209	5,733
Amber Road, Inc.*	359	3,766
Angie’s List, Inc.*	806	8,189
Apigee Corp.*	312	4,777
Appfolio, Inc., Class A*	154	2,837
Autobytel, Inc.*	177	2,903
Bankrate, Inc.*	962	7,542
Bazaarvoice, Inc.*	1,666	6,664
Benefitfocus, Inc.*	261	10,542
Blucora, Inc.*	795	8,228
Box, Inc., Class A*	990	13,603
Brightcove, Inc.*	608	7,837
Carbonite, Inc.*	361	5,040

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Care.com, Inc.*	285	2,984
ChannelAdvisor Corp.*	471	5,864
Cimpress NV*	509	50,528
comScore, Inc.*	968	29,863
Cornerstone OnDemand, Inc.*	1,022	44,886
Cvent, Inc.*	612	20,000
DHI Group, Inc.*	1,018	7,879
EarthLink Holdings Corp.	2,132	13,581
Endurance International Group Holdings, Inc.*	1,217	9,675
Envestnet, Inc.*	840	33,188
Everyday Health, Inc.*	575	4,405
Five9, Inc.*	670	10,043
Global Sources Ltd.*	166	1,383
Gogo, Inc.*	1,142	13,967
GrubHub, Inc.*	1,639	66,494
GTT Communications, Inc.*	535	11,358
Hortonworks, Inc.*	818	6,519
inContact, Inc.*	1,192	16,557
Instructure, Inc.*	213	5,097
Intralinks Holdings, Inc.*	839	8,004
j2 Global, Inc.	955	65,102
Limelight Networks, Inc.*	1,439	2,561
Liquidity Services, Inc.*	506	5,060
LivePerson, Inc.*	1,081	8,421
LogMeIn, Inc.	511	42,669
Marchex, Inc., Class B*	678	1,871
MeetMe, Inc.*	837	4,821
MINDBODY, Inc., Class A*	292	5,066
Monster Worldwide, Inc.*	1,777	6,504
New Relic, Inc.*	445	16,332
NIC, Inc.	1,288	29,598
Numerex Corp., Class A*	281	2,105
Q2 Holdings, Inc.*	519	14,698
QuinStreet, Inc.*	743	2,274
Quotient Technology, Inc.*	1,301	16,861
RealNetworks, Inc.*	476	2,280
Reis, Inc.	177	3,452
RetailMeNot, Inc.*	782	8,844
Rightside Group Ltd.*	236	2,225
Shutterstock, Inc.*	385	22,322
SPS Commerce, Inc.*	336	21,934
Stamps.com, Inc.*	328	31,724
TechTarget, Inc.*	320	2,579
TrueCar, Inc.*	1,102	10,634
Web.com Group, Inc.*	862	15,051
WebMD Health Corp.*	757	39,039
Xactly Corp.*	463	6,450
XO Group, Inc.*	516	9,618
		876,324
IT Services - 0.8%
Acxiom Corp.*	1,573	40,882
ALJ Regional Holdings, Inc.*	375	1,714
Blackhawk Network Holdings, Inc.*	1,114	38,154
CACI International, Inc., Class A*	494	49,084
Cardtronics plc, Class A*	915	41,093
Cass Information Systems, Inc.	222	12,709
Convergys Corp.	1,805	53,843
CSG Systems International, Inc.	651	28,462
Datalink Corp.*	408	3,974
EPAM Systems, Inc.*	978	66,709
EVERTEC, Inc.	1,289	21,990
ExlService Holdings, Inc.*	660	33,779
Forrester Research, Inc.	202	8,278
Hackett Group, Inc. (The)	455	7,439
Information Services Group, Inc.*	630	2,394
Lionbridge Technologies, Inc.*	1,157	5,635
ManTech International Corp., Class A	501	20,060
MAXIMUS, Inc.	1,302	76,584
MoneyGram International, Inc.*	600	4,362
NCI, Inc., Class A	122	1,471
NeuStar, Inc., Class A*	1,099	27,926
Perficient, Inc.*	715	14,278
PFSweb, Inc.*	298	2,876
Planet Payment, Inc.*	859	3,084
Science Applications International Corp.	858	54,749
ServiceSource International, Inc.*	1,238	6,264
Sykes Enterprises, Inc.*	785	22,946
Syntel, Inc.*	655	30,241
TeleTech Holdings, Inc.	333	9,441
Travelport Worldwide Ltd.	2,345	32,197
Unisys Corp.*	1,019	10,292
Virtusa Corp.*	561	14,715
		747,625
Leisure Products - 0.1%
Arctic Cat, Inc.	266	3,769
Callaway Golf Co.	1,913	21,847
Escalade, Inc.	214	2,596
JAKKS Pacific, Inc.*	311	2,864
Johnson Outdoors, Inc., Class A	99	3,331
Malibu Boats, Inc., Class A*	366	5,011
Marine Products Corp.	219	1,951
MCBC Holdings, Inc.	156	1,863
Nautilus, Inc.*	622	14,486
Performance Sports Group Ltd.*	775	2,100
Smith & Wesson Holding Corp.*	1,112	31,303
Sturm Ruger & Co., Inc.	376	23,045
		114,166
Life Sciences Tools & Services - 0.3%
Accelerate Diagnostics, Inc.*	467	10,218
Albany Molecular Research, Inc.*	527	7,810
Cambrex Corp.*	646	27,668
ChromaDex Corp.*	581	1,912
Enzo Biochem, Inc.*	805	4,476
Fluidigm Corp.*	590	5,375
INC Research Holdings, Inc., Class A*	840	36,649
Luminex Corp.*	806	16,982
NanoString Technologies, Inc.*	301	4,864
NeoGenomics, Inc.*	1,076	8,651
Pacific Biosciences of California, Inc.*	1,629	13,570
PAREXEL International Corp.*	1,065	72,452
PRA Health Sciences, Inc.*	491	24,820
		235,447
Machinery - 1.3%
Actuant Corp., Class A	1,192	28,405
Alamo Group, Inc.	191	12,381
Albany International Corp., Class A	581	24,594
Altra Industrial Motion Corp.	511	14,410
American Railcar Industries, Inc.	157	6,509
Astec Industries, Inc.	393	23,104
Barnes Group, Inc.	1,020	42,167
Blue Bird Corp.*	110	1,594
Briggs & Stratton Corp.	862	16,387
Chart Industries, Inc.*	620	18,674
CIRCOR International, Inc.	334	19,726
CLARCOR, Inc.	966	63,244
Columbus McKinnon Corp.	394	6,919
Douglas Dynamics, Inc.	449	14,404
Dynamic Materials Corp.	284	3,124
Energy Recovery, Inc.*	699	8,444
EnPro Industries, Inc.	438	23,608
ESCO Technologies, Inc.	516	23,282
ExOne Co. (The)*	221	2,977
Federal Signal Corp.	1,217	15,955
Franklin Electric Co., Inc.	934	35,726

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FreightCar America, Inc.	246	3,542
Gencor Industries, Inc.*	156	1,786
Global Brass & Copper Holdings, Inc.	429	12,042
Gorman-Rupp Co. (The)	357	9,696
Graham Corp.	194	3,707
Greenbrier Cos., Inc. (The)	550	18,640
Hardinge, Inc.	237	2,505
Harsco Corp.	1,635	16,268
Hillenbrand, Inc.	1,198	38,516
Hurco Cos., Inc.	129	3,484
Hyster-Yale Materials Handling, Inc.	191	9,880
John Bean Technologies Corp.	591	40,590
Joy Global, Inc.	2,001	54,587
Kadant, Inc.	218	11,694
Kennametal, Inc.	1,603	44,820
Lindsay Corp.	215	15,471
Lydall, Inc.*	337	16,189
Manitowoc Co., Inc. (The)	2,580	12,642
Meritor, Inc.*	1,669	18,609
Milacron Holdings Corp.*	295	5,095
Miller Industries, Inc.	223	4,931
Mueller Industries, Inc.	1,150	39,744
Mueller Water Products, Inc., Class A	3,163	38,241
Navistar International Corp.*	1,004	14,096
NN, Inc.	532	9,443
Omega Flex, Inc.	59	2,259
Proto Labs, Inc.*	500	27,360
RBC Bearings, Inc.*	460	36,381
Rexnord Corp.*	1,682	37,189
SPX Corp.*	843	15,966
SPX FLOW, Inc.*	716	21,058
Standex International Corp.	258	21,721
Sun Hydraulics Corp.	472	14,547
Supreme Industries, Inc., Class A	263	4,534
Tennant Co.	355	22,979
Titan International, Inc.	898	8,253
TriMas Corp.*	914	17,531
Wabash National Corp.*	1,309	18,261
Watts Water Technologies, Inc., Class A	564	36,322
Woodward, Inc.	1,074	67,361
		1,203,574
Marine - 0.1%
Costamare, Inc.	537	4,725
Matson, Inc.	878	33,882
Scorpio Bulkers, Inc.*	1,133	3,909
		42,516
Media - 0.6%
AMC Entertainment Holdings, Inc., Class A	439	13,350
Carmike Cinemas, Inc.*	489	15,692
Central European Media Enterprises Ltd., Class A*	1,551	3,660
Daily Journal Corp.*	23	5,336
Entercom Communications Corp., Class A	527	7,225
Entravision Communications Corp., Class A	1,320	9,926
Eros International plc*	600	10,026
EW Scripps Co. (The), Class A*	1,208	20,524
Gannett Co., Inc.	2,385	28,453
Global Eagle Entertainment, Inc.*	950	7,904
Gray Television, Inc.*	1,301	14,610
Hemisphere Media Group, Inc.*	109	1,453
IMAX Corp.*	1,195	36,436
Liberty Braves Group, Class A*	186	3,127
Liberty Braves Group, Class C*	638	10,501
Liberty Media Group, Class A*	464	9,930
Liberty Media Group, Class C*	937	19,921
Loral Space & Communications, Inc.*	261	9,516
MDC Partners, Inc., Class A	1,039	12,821
Media General, Inc.*	2,213	39,104
Meredith Corp.	761	40,363
MSG Networks, Inc., Class A*	1,208	21,116
National CineMedia, Inc.	1,249	18,673
New Media Investment Group, Inc.	788	12,592
New York Times Co. (The), Class A	2,525	32,674
Nexstar Broadcasting Group, Inc., Class A	606	31,948
Radio One, Inc., Class D*	501	1,733
Reading International, Inc., Class A*	341	4,614
Saga Communications, Inc., Class A	74	3,010
Salem Media Group, Inc.	224	1,409
Scholastic Corp.	549	22,103
Sinclair Broadcast Group, Inc., Class A	1,342	38,220
Time, Inc.	2,085	29,399
Townsquare Media, Inc., Class A*	175	1,706
tronc, Inc.	541	9,170
World Wrestling Entertainment, Inc., Class A	733	15,224
		563,469
Metals & Mining - 0.5%
AK Steel Holding Corp.*	4,813	21,466
Allegheny Technologies, Inc.	2,203	37,583
Ampco-Pittsburgh Corp.	174	1,879
Carpenter Technology Corp.	938	34,031
Century Aluminum Co.*	1,012	6,355
Cliffs Natural Resources, Inc.*	4,475	25,508
Coeur Mining, Inc.*	3,287	41,876
Commercial Metals Co.	2,331	36,177
Ferroglobe plc	1,327	10,948
Gold Resource Corp.	1,014	5,293
Handy & Harman Ltd.*	59	1,319
Haynes International, Inc.	252	9,296
Hecla Mining Co.	7,744	43,212
Kaiser Aluminum Corp.	359	30,598
Materion Corp.	404	11,853
Olympic Steel, Inc.	186	3,595
Ryerson Holding Corp.*	256	3,095
Schnitzer Steel Industries, Inc., Class A	530	9,953
Stillwater Mining Co.*	2,481	31,385
SunCoke Energy, Inc.	1,308	8,528
TimkenSteel Corp.*	800	7,880
Worthington Industries, Inc.	914	39,211
		421,041
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AG Mortgage Investment Trust, Inc.	570	9,017
American Capital Mortgage Investment Corp.	933	15,912
Anworth Mortgage Asset Corp.	1,942	9,496
Apollo Commercial Real Estate Finance, Inc.	1,463	23,847
Ares Commercial Real Estate Corp.	545	6,851
ARMOUR Residential REIT, Inc.	746	16,591
Capstead Mortgage Corp.	1,938	19,225
Colony Capital, Inc.	2,283	42,167
CYS Investments, Inc.	3,075	27,091
Dynex Capital, Inc.	910	6,689
Great Ajax Corp.	302	4,140
Invesco Mortgage Capital, Inc.	2,284	35,950
iStar, Inc.*	1,391	15,037
New York Mortgage Trust, Inc.	2,232	13,481
Orchid Island Capital, Inc.	415	4,353
Owens Realty Mortgage, Inc.	203	3,451

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PennyMac Mortgage Investment Trust	1,383	21,077
RAIT Financial Trust	1,863	5,850
Redwood Trust, Inc.	1,547	22,896
Resource Capital Corp.	614	8,148
Western Asset Mortgage Capital Corp.	831	8,792
		320,061
Multiline Retail - 0.1%
Big Lots, Inc.	904	44,585
Fred’s, Inc., Class A	717	8,109
Ollie’s Bargain Outlet Holdings, Inc.*	410	10,422
Sears Holdings Corp.*	228	3,140
Tuesday Morning Corp.*	911	6,077
		72,333
Multi-Utilities - 0.2%
Avista Corp.	1,285	52,197
Black Hills Corp.	1,048	61,319
NorthWestern Corp.	988	57,126
Unitil Corp.	282	11,150
		181,792
Oil, Gas & Consumable Fuels - 0.8%
Abraxas Petroleum Corp.*	2,505	3,507
Adams Resources & Energy, Inc.	43	1,595
Alon USA Energy, Inc.	640	5,235
Ardmore Shipping Corp.	572	4,130
Bill Barrett Corp.*	995	6,607
California Resources Corp.	643	6,385
Callon Petroleum Co.*	2,460	35,793
Carrizo Oil & Gas, Inc.*	1,132	43,344
Clayton Williams Energy, Inc.*	121	7,636
Clean Energy Fuels Corp.*	1,778	7,770
Cobalt International Energy, Inc.*	8,279	9,935
Contango Oil & Gas Co.*	454	4,386
CVR Energy, Inc.	321	4,683
Delek US Holdings, Inc.	1,251	21,955
Denbury Resources, Inc.*	7,136	21,979
DHT Holdings, Inc.	1,862	8,025
Dorian LPG Ltd.*	492	2,622
Earthstone Energy, Inc.*	43	419
Eclipse Resources Corp.*	1,157	3,945
EP Energy Corp., Class A*	785	3,234
Erin Energy Corp.*	293	668
Evolution Petroleum Corp.	495	2,807
EXCO Resources, Inc.*	2,841	2,898
Frontline Ltd.	1,318	10,083
GasLog Ltd.	830	11,288
Gener8 Maritime, Inc.*	796	3,988
Golar LNG Ltd.	1,805	37,598
Green Plains, Inc.	734	17,821
Isramco, Inc.*	15	1,176
Jones Energy, Inc., Class A*	625	1,731
Matador Resources Co.*	1,685	38,671
Navios Maritime Acquisition Corp.	1,636	2,372
Nordic American Tankers Ltd.	1,762	18,078
Northern Oil and Gas, Inc.*	948	3,072
Oasis Petroleum, Inc.*	3,612	34,242
Overseas Shipholding Group, Inc., Class A	784	8,499
Pacific Ethanol, Inc.*	582	3,760
Panhandle Oil and Gas, Inc., Class A	311	5,380
Par Pacific Holdings, Inc.*	623	7,626
PDC Energy, Inc.*	935	62,084
Renewable Energy Group, Inc.*	777	6,970
REX American Resources Corp.*	115	9,251
Ring Energy, Inc.*	725	7,192
RSP Permian, Inc.*	1,596	62,324
Sanchez Energy Corp.*	1,134	9,741
Scorpio Tankers, Inc.	3,317	16,220
SemGroup Corp., Class A	1,075	33,432
Ship Finance International Ltd.	1,216	18,349
Synergy Resources Corp.*	3,771	24,700
Teekay Corp.	891	6,442
Teekay Tankers Ltd., Class A	2,364	6,170
W&T Offshore, Inc.*	721	1,233
Western Refining, Inc.	1,637	41,187
Westmoreland Coal Co.*	374	2,869
		723,107
Paper & Forest Products - 0.2%
Boise Cascade Co.*	792	20,782
Clearwater Paper Corp.*	344	21,352
Deltic Timber Corp.	215	15,250
KapStone Paper and Packaging Corp.	1,752	30,678
Louisiana-Pacific Corp.*	2,926	56,998
Neenah Paper, Inc.	337	27,105
PH Glatfelter Co.	882	19,554
Schweitzer-Mauduit International, Inc.	614	24,118
		215,837
Personal Products - 0.1%
Avon Products, Inc.	8,938	50,947
Elizabeth Arden, Inc.*	486	6,785
Inter Parfums, Inc.	354	12,096
Lifevantage Corp.*	279	3,420
Medifast, Inc.	212	7,795
Natural Health Trends Corp.	151	4,853
Nature’s Sunshine Products, Inc.	173	2,351
Nutraceutical International Corp.*	167	4,230
Revlon, Inc., Class A*	238	8,613
Synutra International, Inc.*	428	1,678
USANA Health Sciences, Inc.*	105	14,358
		117,126
Pharmaceuticals - 0.8%
AcelRx Pharmaceuticals, Inc.*	718	2,262
Aclaris Therapeutics, Inc.*	193	3,891
Aerie Pharmaceuticals, Inc.*	489	9,467
Agile Therapeutics, Inc.*	269	1,947
Amphastar Pharmaceuticals, Inc.*	722	13,718
Ampio Pharmaceuticals, Inc.*	891	737
ANI Pharmaceuticals, Inc.*	161	9,618
Aratana Therapeutics, Inc.*	677	6,005
Axsome Therapeutics, Inc.*	226	1,636
Bio-Path Holdings, Inc.*	1,795	2,746
Catalent, Inc.*	2,021	50,990
Cempra, Inc.*	905	19,856
Collegium Pharmaceutical, Inc.*	275	2,291
Corcept Therapeutics, Inc.*	1,515	8,075
Depomed, Inc.*	1,238	25,119
Dermira, Inc.*	499	15,489
Durect Corp.*	2,560	4,275
Egalet Corp.*	449	3,080
Endocyte, Inc.*	771	2,298
Flex Pharma, Inc.*	216	2,391
Heska Corp.*	124	6,767
Horizon Pharma plc*	3,273	61,532
Impax Laboratories, Inc.*	1,486	35,946
Innoviva, Inc.	1,640	18,188
Intersect ENT, Inc.*	517	8,148
Intra-Cellular Therapies, Inc.*	696	28,077
Lannett Co., Inc.*	562	19,029
Lipocine, Inc.*	336	1,132
Medicines Co. (The)*	1,366	53,506
MyoKardia, Inc.*	228	4,989
Nektar Therapeutics*	2,627	46,892
Neos Therapeutics, Inc.*	279	1,819
Ocular Therapeutix, Inc.*	363	2,319
Omeros Corp.*	821	8,817
Pacira Pharmaceuticals, Inc.*	739	29,287

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Paratek Pharmaceuticals, Inc.*	372	5,011
Phibro Animal Health Corp., Class A	380	9,223
Prestige Brands Holdings, Inc.*	1,080	51,980
Reata Pharmaceuticals, Inc., Class A*	115	2,193
Relypsa, Inc.*	766	24,504
Revance Therapeutics, Inc.*	415	5,831
SciClone Pharmaceuticals, Inc.*	1,017	10,241
Sucampo Pharmaceuticals, Inc., Class A*	475	5,206
Supernus Pharmaceuticals, Inc.*	952	20,354
Tetraphase Pharmaceuticals, Inc.*	737	2,801
TherapeuticsMD, Inc.*	3,045	20,950
Theravance Biopharma, Inc.*	736	20,873
Titan Pharmaceuticals, Inc.*	382	2,147
WaVe Life Sciences Ltd.*	150	3,741
Zogenix, Inc.*	503	4,386
		701,780
Professional Services - 0.5%
Acacia Research Corp.	1,013	6,058
Advisory Board Co. (The)*	831	35,027
Barrett Business Services, Inc.	143	6,672
CBIZ, Inc.*	1,001	11,321
CEB, Inc.	652	39,250
CRA International, Inc.*	162	4,393
Exponent, Inc.	519	26,173
Franklin Covey Co.*	207	3,362
FTI Consulting, Inc.*	842	37,292
GP Strategies Corp.*	258	6,166
Heidrick & Struggles International, Inc.	372	6,953
Hill International, Inc.*	655	2,869
Huron Consulting Group, Inc.*	439	27,596
ICF International, Inc.*	366	15,317
IDI, Inc.*	308	1,497
Insperity, Inc.	318	20,845
Kelly Services, Inc., Class A	596	11,395
Kforce, Inc.	497	9,617
Korn/Ferry International	1,163	27,726
Mistras Group, Inc.*	348	8,168
Navigant Consulting, Inc.*	965	18,953
On Assignment, Inc.*	1,032	38,917
Resources Connection, Inc.	723	10,910
RPX Corp.*	1,007	10,543
TriNet Group, Inc.*	855	17,955
TrueBlue, Inc.*	854	18,660
WageWorks, Inc.*	741	45,786
		469,421
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	946	37,963
Altisource Portfolio Solutions SA*	234	7,624
AV Homes, Inc.*	248	3,762
Consolidated-Tomoka Land Co.	83	4,377
Forestar Group, Inc.*	693	8,697
FRP Holdings, Inc.*	128	4,308
Griffin Industrial Realty, Inc.	14	446
Kennedy-Wilson Holdings, Inc.	1,674	36,928
Marcus & Millichap, Inc.*	295	7,685
RE/MAX Holdings, Inc., Class A	360	14,990
RMR Group, Inc. (The), Class A	140	5,397
St Joe Co. (The)*	1,025	19,362
Stratus Properties, Inc.*	126	2,393
Tejon Ranch Co.*	282	6,695
Trinity Place Holdings, Inc.*	393	3,340
		163,967
Road & Rail - 0.2%
ArcBest Corp.	499	9,137
Celadon Group, Inc.	553	4,319
Covenant Transportation Group, Inc., Class A*	241	4,646
Heartland Express, Inc.	935	17,793
Knight Transportation, Inc.	1,358	38,160
Marten Transport Ltd.	466	10,052
PAM Transportation Services, Inc.*	48	950
Roadrunner Transportation Systems, Inc.*	621	5,179
Saia, Inc.*	511	15,550
Swift Transportation Co.*	1,516	28,213
Universal Logistics Holdings, Inc.	169	2,285
USA Truck, Inc.*	165	1,831
Werner Enterprises, Inc.	907	20,934
YRC Worldwide, Inc.*	660	7,649
		166,698
Semiconductors & Semiconductor Equipment - 1.4%
Acacia Communications, Inc.*	106	11,835
Advanced Energy Industries, Inc.*	802	35,248
Advanced Micro Devices, Inc.*	13,303	98,442
Alpha & Omega Semiconductor Ltd.*	369	7,775
Ambarella, Inc.*	650	46,826
Amkor Technology, Inc.*	2,031	18,482
Applied Micro Circuits Corp.*	1,540	10,749
Axcelis Technologies, Inc.*	591	6,932
Brooks Automation, Inc.	1,378	17,377
Cabot Microelectronics Corp.	478	23,766
Cavium, Inc.*	1,309	72,885
CEVA, Inc.*	400	12,592
Cirrus Logic, Inc.*	1,272	64,554
Cohu, Inc.	535	5,816
Diodes, Inc.*	773	15,916
DSP Group, Inc.*	438	5,055
Entegris, Inc.*	2,870	48,905
Exar Corp.*	828	7,535
Fairchild Semiconductor International, Inc.*	2,329	46,347
FormFactor, Inc.*	1,395	14,438
GigPeak, Inc.*	1,183	2,224
Inphi Corp.*	815	35,102
Integrated Device Technology, Inc.*	2,735	54,946
Intersil Corp., Class A	2,725	53,792
IXYS Corp.	510	5,926
Kopin Corp.*	1,250	2,700
Lattice Semiconductor Corp.*	2,434	14,969
MACOM Technology Solutions Holdings, Inc.*	472	19,446
MaxLinear, Inc., Class A*	1,133	21,720
Microsemi Corp.*	2,311	92,348
MKS Instruments, Inc.	1,080	52,639
Monolithic Power Systems, Inc.	790	60,609
Nanometrics, Inc.*	480	9,763
NeoPhotonics Corp.*	625	9,331
NVE Corp.	97	5,631
PDF Solutions, Inc.*	548	9,179
Photronics, Inc.*	1,324	12,657
Power Integrations, Inc.	556	32,470
Rambus, Inc.*	2,206	30,487
Rudolph Technologies, Inc.*	608	10,664
Semtech Corp.*	1,312	34,899
Sigma Designs, Inc.*	727	5,460
Silicon Laboratories, Inc.*	838	48,017
Synaptics, Inc.*	753	42,898
Tessera Technologies, Inc.	999	33,507
Ultra Clean Holdings, Inc.*	651	4,733
Ultratech, Inc.*	439	10,979
Veeco Instruments, Inc.*	807	15,874
Xcerra Corp.*	1,074	6,294
		1,310,739
Software - 1.6%
8x8, Inc.*	1,790	23,753
A10 Networks, Inc.*	894	8,806
ACI Worldwide, Inc.*	2,341	44,713

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
American Software, Inc., Class A	523	5,444
Aspen Technology, Inc.*	1,678	76,282
AVG Technologies NV*	854	21,230
Barracuda Networks, Inc.*	446	10,347
Blackbaud, Inc.	958	64,540
Bottomline Technologies de, Inc.*	815	18,818
BroadSoft, Inc.*	597	27,289
Callidus Software, Inc.*	1,128	21,793
CommVault Systems, Inc.*	785	40,459
Digimarc Corp.*	196	7,079
Ebix, Inc.	511	29,127
Ellie Mae, Inc.*	665	65,084
EnerNOC, Inc.*	543	3,101
Epiq Systems, Inc.	474	7,783
Exa Corp.*	281	4,462
Fair Isaac Corp.	629	80,474
Fleetmatics Group plc*	796	47,656
Gigamon, Inc.*	659	29,128
Globant SA*	521	20,345
Glu Mobile, Inc.*	2,088	4,907
Guidance Software, Inc.*	459	2,731
HubSpot, Inc.*	586	32,664
Imperva, Inc.*	582	26,196
Infoblox, Inc.*	1,143	24,529
Interactive Intelligence Group, Inc.*	365	21,845
Jive Software, Inc.*	1,171	4,942
Majesco*	119	624
Mentor Graphics Corp.	2,174	52,198
MicroStrategy, Inc., Class A*	193	32,190
Mitek Systems, Inc.*	597	4,639
MobileIron, Inc.*	943	2,838
Model N, Inc.*	451	4,835
Monotype Imaging Holdings, Inc.	823	17,365
Park City Group, Inc.*	262	2,539
Paycom Software, Inc.*	893	45,847
Paylocity Holding Corp.*	437	19,678
Pegasystems, Inc.	732	18,849
Progress Software Corp.*	1,016	29,474
Proofpoint, Inc.*	828	63,715
PROS Holdings, Inc.*	511	10,056
QAD, Inc., Class A	191	4,425
Qualys, Inc.*	552	18,989
Rapid7, Inc.*	404	7,260
RealPage, Inc.*	1,097	28,237
RingCentral, Inc., Class A*	1,189	26,099
Rosetta Stone, Inc.*	392	3,465
Rovi Corp.*	1,641	33,591
Rubicon Project, Inc. (The)*	755	6,417
Sapiens International Corp. NV	493	6,631
SecureWorks Corp., Class A*	123	1,747
Silver Spring Networks, Inc.*	769	10,497
Synchronoss Technologies, Inc.*	838	34,986
Take-Two Interactive Software, Inc.*	1,689	73,421
Tangoe, Inc.*	561	5,212
Telenav, Inc.*	661	3,854
TiVo, Inc.*	1,906	20,223
TubeMogul, Inc.*	446	4,050
Varonis Systems, Inc.*	217	6,412
VASCO Data Security International, Inc.*	612	11,157
Verint Systems, Inc.*	1,260	42,991
VirnetX Holding Corp.*	982	2,602
Workiva, Inc.*	446	7,966
Zendesk, Inc.*	1,647	50,299
Zix Corp.*	1,080	4,115
		1,495,020
Specialty Retail - 1.0%
Aaron’s, Inc.	1,334	32,496
Abercrombie & Fitch Co., Class A	1,382	24,517
American Eagle Outfitters, Inc.	3,381	62,684
America’s Car-Mart, Inc.*	160	6,262
Asbury Automotive Group, Inc.*	405	21,757
Ascena Retail Group, Inc.*	3,510	28,571
Barnes & Noble Education, Inc.*	813	9,097
Barnes & Noble, Inc.	1,282	14,692
Big 5 Sporting Goods Corp.	360	4,504
Boot Barn Holdings, Inc.*	270	3,343
Buckle, Inc. (The)	581	14,972
Build-A-Bear Workshop, Inc.*	275	3,190
Caleres, Inc.	869	22,542
Cato Corp. (The), Class A	518	17,757
Chico’s FAS, Inc.	2,648	33,577
Children’s Place, Inc. (The)	380	30,932
Citi Trends, Inc.	292	5,709
Conn’s, Inc.*	412	2,797
Container Store Group, Inc. (The)*	323	1,718
Destination XL Group, Inc.*	736	3,408
DSW, Inc., Class A	1,365	32,692
Express, Inc.*	1,509	17,851
Finish Line, Inc. (The), Class A	848	20,411
Five Below, Inc.*	1,087	48,437
Francesca’s Holdings Corp.*	819	11,179
Genesco, Inc.*	417	30,291
GNC Holdings, Inc., Class A	1,393	29,295
Group 1 Automotive, Inc.	422	25,041
Guess?, Inc.	1,241	20,638
Haverty Furniture Cos., Inc.	378	7,560
Hibbett Sports, Inc.*	464	17,804
Kirkland’s, Inc.*	299	3,746
Lithia Motors, Inc., Class A	482	39,895
Lumber Liquidators Holdings, Inc.*	534	8,416
MarineMax, Inc.*	501	9,935
Mattress Firm Holding Corp.*	342	21,871
Monro Muffler Brake, Inc.	637	35,933
Office Depot, Inc.	11,228	41,319
Outerwall, Inc.	345	17,926
Party City Holdco, Inc.*	546	9,511
Pier 1 Imports, Inc.	1,643	7,574
Rent-A-Center, Inc.	1,053	12,868
Restoration Hardware Holdings, Inc.*	785	26,478
Sears Hometown and Outlet Stores, Inc.*	228	1,500
Select Comfort Corp.*	940	24,675
Shoe Carnival, Inc.	291	8,616
Sonic Automotive, Inc., Class A	567	9,662
Sportsman’s Warehouse Holdings, Inc.*	524	5,371
Stage Stores, Inc.	520	2,798
Stein Mart, Inc.	632	5,081
Tailored Brands, Inc.	992	13,075
Tile Shop Holdings, Inc.*	661	10,278
Tilly’s, Inc., Class A*	236	2,063
Vitamin Shoppe, Inc.*	490	13,583
West Marine, Inc.*	374	3,452
Winmark Corp.	46	4,766
Zumiez, Inc.*	366	6,112
		952,228
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	2,177	31,567
Avid Technology, Inc.*	652	5,861
CPI Card Group, Inc.	426	2,352
Cray, Inc.*	817	18,709
Diebold, Inc.	1,389	38,975
Eastman Kodak Co.*	346	5,360
Electronics For Imaging, Inc.*	954	44,914
Immersion Corp.*	587	4,256
Nimble Storage, Inc.*	1,277	10,497
Pure Storage, Inc., Class A*	1,383	16,195

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Silicon Graphics International Corp.*	735	5,667
Stratasys Ltd.*	995	21,233
Super Micro Computer, Inc.*	784	16,958
USA Technologies, Inc.*	727	3,620
		226,164
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	547	30,725
Crocs, Inc.*	1,495	12,917
Culp, Inc.	218	6,913
Deckers Outdoor Corp.*	658	43,000
Delta Apparel, Inc.*	144	2,546
Fossil Group, Inc.*	851	24,305
G-III Apparel Group Ltd.*	872	27,529
Iconix Brand Group, Inc.*	869	7,300
Movado Group, Inc.	312	7,082
Oxford Industries, Inc.	308	19,222
Perry Ellis International, Inc.*	255	4,753
Sequential Brands Group, Inc.*	796	5,803
Steven Madden Ltd.*	1,250	43,862
Superior Uniform Group, Inc.	163	2,768
Unifi, Inc.*	318	8,277
Vera Bradley, Inc.*	411	6,149
Vince Holding Corp.*	437	3,068
Wolverine World Wide, Inc.	1,966	47,007
		303,226
Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corp.	1,868	28,580
Bank Mutual Corp.	828	6,458
BankFinancial Corp.	308	3,801
Bear State Financial, Inc.	364	3,407
Beneficial Bancorp, Inc.	1,424	21,474
BofI Holding, Inc.*	1,217	26,166
Capitol Federal Financial, Inc.	2,587	37,201
Charter Financial Corp.	276	3,629
Clifton Bancorp, Inc.	444	6,593
Dime Community Bancshares, Inc.	634	11,196
ESSA Bancorp, Inc.	166	2,283
Essent Group Ltd.*	1,515	40,269
EverBank Financial Corp.	2,090	40,107
Federal Agricultural Mortgage Corp., Class C	174	7,131
First Defiance Financial Corp.	179	8,143
Flagstar Bancorp, Inc.*	425	11,934
Greene County Bancorp, Inc.	61	1,010
Hingham Institution for Savings	27	3,508
Home Bancorp, Inc.	117	3,374
HomeStreet, Inc.*	479	12,483
Impac Mortgage Holdings, Inc.*	161	2,682
Kearny Financial Corp.	1,872	25,628
Lake Sunapee Bank Group	159	2,849
LendingTree, Inc.*	129	12,513
Meridian Bancorp, Inc.	979	15,292
Meta Financial Group, Inc.	167	10,279
MGIC Investment Corp.*	6,925	56,023
Nationstar Mortgage Holdings, Inc.*	656	10,417
NMI Holdings, Inc., Class A*	1,002	7,956
Northfield Bancorp, Inc.	854	13,570
Northwest Bancshares, Inc.	1,949	30,249
OceanFirst Financial Corp.	416	8,245
Ocwen Financial Corp.*	2,041	7,266
Oritani Financial Corp.	783	12,583
PennyMac Financial Services, Inc., Class A*	276	4,568
PHH Corp.*	1,075	16,448
Provident Bancorp, Inc.*	90	1,421
Provident Financial Holdings, Inc.	134	2,559
Provident Financial Services, Inc.	1,239	26,725
Radian Group, Inc.	4,370	59,913
SI Financial Group, Inc.	226	3,044
Southern Missouri Bancorp, Inc.	119	2,918
Territorial Bancorp, Inc.	154	4,398
TrustCo Bank Corp.	1,853	13,230
United Community Financial Corp.	944	6,145
United Financial Bancorp, Inc.	1,017	14,228
Walker & Dunlop, Inc.*	558	14,787
Washington Federal, Inc.	1,845	48,893
Waterstone Financial, Inc.	516	8,720
Westfield Financial, Inc.	323	2,445

WSFS Financial Corp.	581	22,601
		747,342
Tobacco - 0.1%
Alliance One International, Inc.*	169	3,588
Turning Point Brands, Inc.*	121	1,565
Universal Corp.	450	27,076
Vector Group Ltd.	1,793	40,002
		72,231
Trading Companies & Distributors - 0.4%
Aircastle Ltd.	969	20,979
Applied Industrial Technologies, Inc.	737	35,022
Beacon Roofing Supply, Inc.*	1,213	55,774
BMC Stock Holdings, Inc.*	1,118	22,293
CAI International, Inc.*	318	2,534
DXP Enterprises, Inc.*	263	7,388
GATX Corp.	830	36,395
GMS, Inc.*	144	3,524
H&E Equipment Services, Inc.	640	10,195
Kaman Corp.	544	24,420
Lawson Products, Inc.*	128	2,175
MRC Global, Inc.*	1,902	27,902
Neff Corp., Class A*	193	1,812
NOW, Inc.*	2,171	44,809
Real Industry, Inc.*	532	3,655
Rush Enterprises, Inc., Class A*	598	14,220
Rush Enterprises, Inc., Class B*	134	3,203
SiteOne Landscape Supply, Inc.*	236	9,025
Textainer Group Holdings Ltd.	460	4,089
Titan Machinery, Inc.*	359	3,845
Triton International Ltd.	814	12,389
Univar, Inc.*	872	18,042
Veritiv Corp.*	167	8,567
Willis Lease Finance Corp.*	79	2,022
		374,279
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	1,129	15,512

Water Utilities - 0.1%
American States Water Co.	741	28,884
Artesian Resources Corp., Class A	157	4,313
California Water Service Group	975	29,728
Connecticut Water Service, Inc.	220	10,201
Consolidated Water Co. Ltd.	295	3,741
Global Water Resources, Inc.	167	1,333
Middlesex Water Co.	322	10,745
SJW Corp.	331	14,130
York Water Co. (The)	261	7,386
		110,461
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	723	6,146
NII Holdings, Inc.*	1,086	3,616
Shenandoah Telecommunications Co.	939	24,151
Spok Holdings, Inc.	416	6,885
		40,798
TOTAL COMMON STOCKS (Cost $36,085,305)		35,175,592

See accompanying notes to schedules of portfolio investments.

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp. CVR*(c)(d)	4,673	5,187

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. CVR, price 4.70*(c)(d)	363	—

Wireless Telecommunication Services - 0.0%(b)
Leap Wireless International, Inc. CVR*(c)(d)	3,034	7,646

TOTAL RIGHTS (Cost $—)		12,833

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 5.9%

REPURCHASE AGREEMENT(e) - 5.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $5,443,867 (Cost $5,443,822)	5,443,822	5,443,822

Total Investments - 44.4% (Cost $41,529,127)		40,632,247
Other Assets Less Liabilities - 55.6%		50,903,272
Net assets - 100.0%		91,535,519

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $19,628,608.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 8/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 8/31/2016 amounted to $13,620, which represents approximately 0.01% of net assets of the fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVR	Contingent Value Rights

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,846,953
Aggregate gross unrealized depreciation	(2,944,097)
Net unrealized depreciation	$(1,097,144)
Federal income tax cost of investments	$41,729,391

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	62	9/16/2016	$7,679,320	$399,235

Cash collateral in the amount of $341,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$80,226,652	1/8/2018	Bank of America NA	0.21%	Russell 2000® Index	$7,721,566
21,690,929	11/6/2017	Citibank NA	0.24%	Russell 2000® Index	8,523,770
35,034,214	1/8/2018	Credit Suisse International	0.26%	Russell 2000® Index	2,111,590
3,968,559	11/7/2016	Deutsche Bank AG	0.04%	iShares® Russell 2000 ETF	3,174,694
10,002,366	11/6/2017	Deutsche Bank AG	0.24%	Russell 2000® Index	2,774,488
371,012	11/6/2017	Goldman Sachs International	(0.31)%	iShares® Russell 2000 ETF	15,593
51,042,256	1/8/2018	Goldman Sachs International	0.19%	Russell 2000® Index	5,102,004
1,369,993	11/7/2016	Morgan Stanley & Co. International plc	0.01%	iShares® Russell 2000 ETF	5,724,126
3,052,137	1/8/2018	Morgan Stanley & Co. International plc	0.26%	Russell 2000® Index	594,416
13,261,271	11/6/2017	Societe Generale	0.51%	Russell 2000® Index	3,055,770
11,704,516	11/7/2016	UBS AG	0.26%	Russell 2000® Index	10,917,726
$231,723,905					$49,715,743

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.4%

Chemicals - 61.6%
Air Products & Chemicals, Inc.	14,191	2,208,403
Albemarle Corp.	8,195	655,354
Ashland, Inc.	4,527	530,021
Axalta Coating Systems Ltd.*	15,619	447,016
Cabot Corp.	4,555	227,112
Celanese Corp., Series A	10,760	693,267
CF Industries Holdings, Inc.	17,011	442,286
Chemours Co. (The)	13,243	174,675
Chemtura Corp.*	4,667	139,963
Dow Chemical Co. (The)	81,938	4,395,154
Eastman Chemical Co.	10,848	736,471
Ecolab, Inc.	19,264	2,370,435
EI du Pont de Nemours & Co.	63,744	4,436,582
FMC Corp.	9,760	458,134
GCP Applied Technologies, Inc.*	5,160	150,982
HB Fuller Co.	3,644	173,017
Huntsman Corp.	14,427	249,443
Ingevity Corp.*	3,071	136,291
International Flavors & Fragrances, Inc.	5,816	805,981
LyondellBasell Industries NV, Class A	24,913	1,965,387
Minerals Technologies, Inc.	2,541	179,318
Monsanto Co.	31,879	3,395,113
Mosaic Co. (The)	25,527	767,597
NewMarket Corp.	728	315,916
Olin Corp.	12,051	260,784
Platform Specialty Products Corp.*	11,055	100,048
PolyOne Corp.	6,133	211,405
PPG Industries, Inc.	19,415	2,055,660
Praxair, Inc.	20,816	2,540,385
RPM International, Inc.	9,695	528,668
Scotts Miracle-Gro Co. (The), Class A	3,307	273,820
Sensient Technologies Corp.	3,272	239,609
Westlake Chemical Corp.	2,853	147,842
WR Grace & Co.	5,145	401,979
		32,814,118
Metals & Mining - 12.7%
Alcoa, Inc.	95,969	967,367
Allegheny Technologies, Inc.	7,945	135,542
Carpenter Technology Corp.	3,399	123,316
Commercial Metals Co.	8,357	129,701
Compass Minerals International, Inc.	2,466	183,791
Freeport-McMoRan, Inc.*	97,041	998,552
Newmont Mining Corp.	38,715	1,480,461
Nucor Corp.	23,199	1,125,383
Reliance Steel & Aluminum Co.	5,277	380,366
Royal Gold, Inc.	4,766	349,443
Steel Dynamics, Inc.	17,774	437,596
Stillwater Mining Co.*	8,835	111,763
United States Steel Corp.	12,054	234,330
Worthington Industries, Inc.	3,282	140,798
		6,798,409
Oil, Gas & Consumable Fuels - 0.6%
CONSOL Energy, Inc.	16,737	305,283

Paper & Forest Products - 0.5%
Domtar Corp.	4,566	170,403
KapStone Paper and Packaging Corp.	6,268	109,753
		280,156
TOTAL COMMON STOCKS (Cost $42,437,987)		40,197,966

Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 9.5%

REPURCHASE AGREEMENT(b) - 9.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $5,035,516 (Cost $5,035,473)	5,035,473	5,035,473

Total Investments - 84.9% (Cost $47,473,460)	45,233,439
Other Assets Less Liabilities - 15.1%	8,042,955
Net assets - 100.0%	53,276,394

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $11,740,712.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,232,563
Aggregate gross unrealized depreciation	(6,312,373)
Net unrealized depreciation	$(4,079,810)
Federal income tax cost of investments	$49,313,249

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$2,435,848	11/6/2017	Bank of America NA	0.61%	Dow Jones U.S. Basic MaterialsSM Index	$553,950
10,776,203	11/6/2017	Bank of America NA	0.35%	iShares® U.S. Basic Materials ETF	581,034
1,445,281	11/7/2016	Citibank NA	0.74%	Dow Jones U.S. Basic MaterialsSM Index	(3,413,676)
21,073,441	1/8/2018	Credit Suisse International	0.81%	Dow Jones U.S. Basic MaterialsSM Index	4,460,483
3,944,757	11/6/2017	Deutsche Bank AG	0.24%	iShares® U.S. Basic Materials ETF	146,829
16,843,958	11/6/2017	Deutsche Bank AG	0.74%	Dow Jones U.S. Basic MaterialsSM Index	1,163,322
320,897	11/6/2017	Goldman Sachs International	0.94%	Dow Jones U.S. Basic MaterialsSM Index	31,711
443,158	11/6/2017	Goldman Sachs International	0.47%	iShares® U.S. Basic Materials ETF	(87,532)
338,635	11/7/2016	Morgan Stanley & Co. International plc	0.36%	iShares® U.S. Basic Materials ETF	(171,937)
679,186	11/6/2017	Morgan Stanley & Co. International plc	0.81%	Dow Jones U.S. Basic MaterialsSM Index	62,283
5,050,718	11/6/2017	Societe Generale	0.91%	Dow Jones U.S. Basic MaterialsSM Index	469,881
3,002,459	11/6/2017	UBS AG	0.86%	Dow Jones U.S. Basic MaterialsSM Index	442,406
$66,354,541					$4,238,754

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.0%

Biotechnology - 58.7%
ACADIA Pharmaceuticals, Inc.*	68,954	2,215,492
Acceleron Pharma, Inc.*	22,680	680,627
Achillion Pharmaceuticals, Inc.*	83,259	687,719
Acorda Therapeutics, Inc.*	28,070	675,926
Adamas Pharmaceuticals, Inc.*	13,178	180,143
Aduro Biotech, Inc.*	39,370	554,723
Adverum Biotechnologies, Inc.*	25,116	89,915
Aegerion Pharmaceuticals, Inc.*	17,976	29,301
Affimed NV*	20,266	50,868
Agios Pharmaceuticals, Inc.*	23,107	851,262
Akebia Therapeutics, Inc.*	23,140	188,128
Alder Biopharmaceuticals, Inc.*	30,449	1,003,904
Alexion Pharmaceuticals, Inc.*	88,522	11,141,379
Alkermes plc*	92,110	4,031,655
Alnylam Pharmaceuticals, Inc.*	52,135	3,641,630
AMAG Pharmaceuticals, Inc.*	21,070	502,098
Amarin Corp. plc, ADR*	108,323	303,304
Amgen, Inc.	169,141	28,764,118
Amicus Therapeutics, Inc.*	86,610	579,421
Anthera Pharmaceuticals, Inc.*	24,975	71,928
Applied Genetic Technologies Corp.*	10,991	140,465
Aquinox Pharmaceuticals, Inc.*	10,488	111,383
Ardelyx, Inc.*	28,791	287,046
Arena Pharmaceuticals, Inc.*	148,094	229,546
ARIAD Pharmaceuticals, Inc.*	116,668	1,206,347
Array BioPharma, Inc.*	87,402	299,789
Arrowhead Pharmaceuticals, Inc.*	36,536	253,195
Atara Biotherapeutics, Inc.*	17,515	342,243
aTyr Pharma, Inc.*	14,433	42,144
Bellicum Pharmaceuticals, Inc.*	16,443	283,148
BioCryst Pharmaceuticals, Inc.*	44,903	184,551
Biogen, Inc.*	92,209	28,181,837
BioMarin Pharmaceutical, Inc.*	98,908	9,286,472
Bluebird Bio, Inc.*	22,510	1,110,643
Blueprint Medicines Corp.*	16,597	462,724
Cara Therapeutics, Inc.*	16,624	90,102
Cascadian Therapeutics, Inc.*	79,190	91,069
Celgene Corp.*	253,182	27,024,647
Celldex Therapeutics, Inc.*	60,152	199,705
ChemoCentryx, Inc.*	29,097	145,485
Chiasma, Inc.*	14,808	36,576
Chimerix, Inc.*	28,159	135,445
China Biologic Products, Inc.*	16,203	1,782,978
Clovis Oncology, Inc.*	23,390	579,370
Coherus Biosciences, Inc.*	26,433	786,910
Concert Pharmaceuticals, Inc.*	13,537	131,580
Curis, Inc.*	78,714	138,537
DBV Technologies SA, ADR*	14,271	493,491
Dicerna Pharmaceuticals, Inc.*	12,629	39,781
Eagle Pharmaceuticals, Inc.*	9,528	569,298
Enanta Pharmaceuticals, Inc.*	11,551	254,007
Epizyme, Inc.*	34,867	254,878
Esperion Therapeutics, Inc.*	13,735	147,926
Exelixis, Inc.*	139,378	1,554,065
FibroGen, Inc.*	38,053	658,697
Five Prime Therapeutics, Inc.*	17,184	755,752
Flexion Therapeutics, Inc.*	16,761	279,573
Foundation Medicine, Inc.*	21,084	432,644
Genomic Health, Inc.*	20,117	532,497
Geron Corp.*	96,859	260,551
Gilead Sciences, Inc.	306,867	24,052,235
Grifols SA, ADR	90,631	1,441,939
Halozyme Therapeutics, Inc.*	78,689	771,152
Immune Design Corp.*	12,280	86,574
ImmunoGen, Inc.*	53,059	149,096
Immunomedics, Inc.*	57,767	160,015
Incyte Corp.*	114,322	9,271,514
Infinity Pharmaceuticals, Inc.*	30,130	45,798
Inotek Pharmaceuticals Corp.*	16,101	114,317
Inovio Pharmaceuticals, Inc.*	44,540	408,432
Insmed, Inc.*	37,704	488,267
Insys Therapeutics, Inc.*	43,595	622,101
Intercept Pharmaceuticals, Inc.*	14,987	2,222,722
Ionis Pharmaceuticals, Inc.*	73,597	2,182,151
Ironwood Pharmaceuticals, Inc.*	78,286	1,044,335
Juno Therapeutics, Inc.*	64,306	1,902,171
Karyopharm Therapeutics, Inc.*	21,912	218,024
Kite Pharma, Inc.*	29,936	1,724,912
Lexicon Pharmaceuticals, Inc.*	63,261	878,063
Ligand Pharmaceuticals, Inc.*	12,688	1,310,797
Lion Biotechnologies, Inc.*	35,555	283,018
MacroGenics, Inc.*	21,050	627,501
MannKind Corp.*	291,066	233,144
Medivation, Inc.*	100,311	8,081,054
Merrimack Pharmaceuticals, Inc.*	77,827	359,561
Momenta Pharmaceuticals, Inc.*	43,211	519,396
Myriad Genetics, Inc.*	42,835	872,121
NantKwest, Inc.*	49,951	404,104
Neurocrine Biosciences, Inc.*	52,802	2,558,785
NewLink Genetics Corp.*	17,608	179,249
Novavax, Inc.*	164,996	1,128,573
OncoMed Pharmaceuticals, Inc.*	21,863	218,411
Ophthotech Corp.*	21,552	1,138,161
Osiris Therapeutics, Inc.*	20,993	105,175
Otonomy, Inc.*	18,349	301,841
OvaScience, Inc.*	21,009	127,945
PDL BioPharma, Inc.	100,609	292,772
Portola Pharmaceuticals, Inc.*	34,409	700,567
Progenics Pharmaceuticals, Inc.*	42,620	267,654
Pronai Therapeutics, Inc.*	18,386	33,646
Prothena Corp. plc*	20,930	1,046,081
PTC Therapeutics, Inc.*	20,879	171,417
Radius Health, Inc.*	26,224	1,438,124
Raptor Pharmaceutical Corp.*	51,980	387,251
Regeneron Pharmaceuticals, Inc.*	60,481	23,741,817
Regulus Therapeutics, Inc.*	32,161	101,950
Repligen Corp.*	20,497	635,202
Retrophin, Inc.*	22,348	358,015
Rigel Pharmaceuticals, Inc.*	56,146	189,212
Sage Therapeutics, Inc.*	19,537	726,190
Sangamo BioSciences, Inc.*	42,953	184,268
Sarepta Therapeutics, Inc.*	27,890	727,092
Seattle Genetics, Inc.*	85,408	3,804,926
Seres Therapeutics, Inc.*	24,081	252,128
Shire plc, ADR	54,006	10,108,843
Spark Therapeutics, Inc.*	18,597	1,052,218
Spectrum Pharmaceuticals, Inc.*	46,860	248,827
Synergy Pharmaceuticals, Inc.*	109,543	518,138
TESARO, Inc.*	31,299	2,650,712
Tokai Pharmaceuticals, Inc.*	13,792	15,171
Trevena, Inc.*	31,791	215,543
Ultragenyx Pharmaceutical, Inc.*	23,776	1,567,314
uniQure NV*	15,123	118,564
United Therapeutics Corp.*	27,145	3,319,291
Vanda Pharmaceuticals, Inc.*	26,294	404,402
Versartis, Inc.*	17,932	222,357
Vertex Pharmaceuticals, Inc.*	143,402	13,552,923
Vitae Pharmaceuticals, Inc.*	17,574	121,436
Vital Therapies, Inc.*	19,038	109,088
XBiotech, Inc.*	19,712	255,862
Xencor, Inc.*	24,828	524,616
Zafgen, Inc.*	16,618	49,688
		272,386,597
Diversified Telecommunication Services - 0.1%
Teligent, Inc.*	32,331	239,896

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 0.1%
Cerus Corp.*	61,975	392,302

Life Sciences Tools & Services - 5.7%
Albany Molecular Research, Inc.*	26,134	387,306
Bio-Techne Corp.	22,675	2,388,811
Compugen Ltd.*	30,817	216,643
Illumina, Inc.*	89,693	15,098,920
INC Research Holdings, Inc., Class A*	33,039	1,441,491
Luminex Corp.*	26,409	556,438
NanoString Technologies, Inc.*	12,075	195,132
Pacific Biosciences of California, Inc.*	53,114	442,440
PRA Health Sciences, Inc.*	36,898	1,865,194
QIAGEN NV*	142,211	3,770,014
Sequenom, Inc.*	72,642	173,614
		26,536,003
Pharmaceuticals - 8.4%
Aerie Pharmaceuticals, Inc.*	16,165	312,954
Akorn, Inc.*	72,771	1,958,995
Alcobra Ltd.*	16,794	82,627
Amphastar Pharmaceuticals, Inc.*	27,326	519,194
ANI Pharmaceuticals, Inc.*	7,003	418,359
Aratana Therapeutics, Inc.*	21,538	191,042
Cempra, Inc.*	29,370	644,378
Collegium Pharmaceutical, Inc.*	14,336	119,419
Concordia International Corp.	31,085	270,750
Depomed, Inc.*	37,229	755,376
Dermira, Inc.*	21,025	652,616
Durect Corp.*	83,699	139,777
Egalet Corp.*	15,285	104,855
Endo International plc*	135,674	2,808,452
Endocyte, Inc.*	25,685	76,541
Flamel Technologies SA, ADR*	24,519	327,819
Flex Pharma, Inc.*	10,948	121,194
Foamix Pharmaceuticals Ltd.*	18,680	155,044
GW Pharmaceuticals plc, ADR*	9,412	769,431
Horizon Pharma plc*	97,710	1,836,948
Impax Laboratories, Inc.*	44,977	1,087,994
Innoviva, Inc.	68,897	764,068
Jazz Pharmaceuticals plc*	36,817	4,559,049
KemPharm, Inc.*	8,922	38,543
Medicines Co. (The)*	42,697	1,672,442
Mylan NV*	308,212	13,055,860
Nektar Therapeutics*	83,029	1,482,068
Neos Therapeutics, Inc.*	9,777	63,746
Neuroderm Ltd.*	13,191	215,541
Ocular Therapeutix, Inc.*	15,091	96,432
Omeros Corp.*	23,846	256,106
Orexigen Therapeutics, Inc.*	8,870	34,859
Pacira Pharmaceuticals, Inc.*	22,647	897,501
Revance Therapeutics, Inc.*	17,346	243,711
SciClone Pharmaceuticals, Inc.*	30,411	306,239
Sucampo Pharmaceuticals, Inc., Class A*	27,900	305,784
Supernus Pharmaceuticals, Inc.*	30,114	643,837
Tetraphase Pharmaceuticals, Inc.*	22,305	84,759
Theravance Biopharma, Inc.*	28,931	820,483
Zogenix, Inc.*	15,094	131,620
		39,026,413
TOTAL COMMON STOCKS (Cost $400,716,177)		338,581,211

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 27.9%

REPURCHASE AGREEMENT(b) - 27.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $129,254,429 (Cost $129,253,336)	129,253,336	129,253,336

Total Investments - 100.9% (Cost $529,969,513)		467,834,547
Liabilities Less Other Assets - (0.9%)		(4,123,228)
Net assets - 100.0%		463,711,319

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $178,381,430.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,264,014
Aggregate gross unrealized depreciation	(75,611,723)
Net unrealized depreciation	$(65,347,709)
Federal income tax cost of investments	$533,182,256

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$12,295,910	11/7/2016	Bank of America NA	0.13%	iShares® Nasdaq Biotechnology ETF	$(1,965,252)
26,008,561	11/6/2017	Bank of America NA	0.56%	NASDAQ Biotechnology Index®	(20,451,285)
20,894,012	11/6/2017	Citibank NA	0.59%	NASDAQ Biotechnology Index®	(5,684,779)
75,413,526	11/6/2017	Credit Suisse International	0.71%	NASDAQ Biotechnology Index®	(603,773)
46,562,168	11/6/2017	Deutsche Bank AG	0.54%	NASDAQ Biotechnology Index®	567,318
120,719,402	11/6/2017	Deutsche Bank AG	(0.06)%	iShares® Nasdaq Biotechnology ETF	(9,668,030)
8,235,275	1/6/2017	Goldman Sachs International	0.94%	NASDAQ Biotechnology Index®	(464,780)
11,752,395	11/6/2017	Morgan Stanley & Co. International plc	0.61%	NASDAQ Biotechnology Index®	(7,588,925)
12,172,809	11/6/2017	Morgan Stanley & Co. International plc	0.11%	iShares® Nasdaq Biotechnology ETF	(283,683)
238,667,307	7/6/2017	Societe Generale	0.41%	NASDAQ Biotechnology Index®	(20,127,183)
17,078,359	11/6/2017	UBS AG	0.01%	NASDAQ Biotechnology Index®	(2,904,932)
$589,799,724					$(69,175,304)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 68.3%

Auto Components - 2.9%
Autoliv, Inc.	379	40,242
BorgWarner, Inc.	934	32,120
Cooper Tire & Rubber Co.	220	7,478
Dana Holding Corp.	635	9,157
Delphi Automotive plc	1,172	82,813
Gentex Corp.	1,240	22,060
Goodyear Tire & Rubber Co. (The)	1,142	33,518
Johnson Controls, Inc.	2,783	122,118
Lear Corp.	317	36,864
Tenneco, Inc.*	246	13,734
Visteon Corp.	146	10,322
		410,426
Automobiles - 4.0%
Ford Motor Co.	16,751	211,062
General Motors Co.	6,015	191,999
Harley-Davidson, Inc.	777	40,948
Tesla Motors, Inc.*	482	102,189
Thor Industries, Inc.	196	15,905
		562,103
Beverages - 12.9%
Brown-Forman Corp., Class A	240	12,418
Brown-Forman Corp., Class B	862	41,850
Coca-Cola Co. (The)	16,715	725,932
Constellation Brands, Inc., Class A	757	124,186
Dr Pepper Snapple Group, Inc.	798	74,773
Molson Coors Brewing Co., Class B	790	80,833
Monster Beverage Corp.*	604	92,949
PepsiCo, Inc.	6,201	661,957
		1,814,898
Commercial Services & Supplies - 0.1%
Herman Miller, Inc.	257	9,270
HNI Corp.	190	10,610
		19,880
Distributors - 0.9%
Genuine Parts Co.	642	66,010
LKQ Corp.*	1,317	47,531
Pool Corp.	181	18,257
		131,798
Diversified Financial Services - 0.2%
Leucadia National Corp.	1,431	27,404

Food Products - 12.1%
Archer-Daniels-Midland Co.	2,522	110,363
B&G Foods, Inc.	285	13,532
Bunge Ltd.	601	38,404
Campbell Soup Co.	770	46,754
ConAgra Foods, Inc.	1,874	87,347
Darling Ingredients, Inc.*	706	9,940
Dean Foods Co.	394	6,781
Flowers Foods, Inc.	781	11,645
General Mills, Inc.	2,552	180,733
Hain Celestial Group, Inc. (The)*	444	16,317
Hershey Co. (The)	603	60,234
Hormel Foods Corp.	1,160	44,382
Ingredion, Inc.	309	42,321
JM Smucker Co. (The)	514	72,880
Kellogg Co.	1,082	88,951
Kraft Heinz Co. (The)	2,558	228,915
Lancaster Colony Corp.	84	11,301
McCormick & Co., Inc.	495	50,470
Mead Johnson Nutrition Co.	801	68,141
Mondelez International, Inc., Class A	6,663	299,968
Pinnacle Foods, Inc.	471	23,856
Post Holdings, Inc.*	276	23,399
Snyder’s-Lance, Inc.	8	283
TreeHouse Foods, Inc.*	242	22,925
Tyson Foods, Inc., Class A	1,290	97,485
WhiteWave Foods Co. (The)*	759	42,071
		1,699,398
Household Durables - 3.4%
DR Horton, Inc.	1,417	45,429
GoPro, Inc., Class A*	337	4,937
Harman International Industries, Inc.	303	25,661
Leggett & Platt, Inc.	577	30,281
Lennar Corp., Class A	787	37,225
Lennar Corp., Class B	43	1,634
Mohawk Industries, Inc.*	274	58,302
Newell Brands, Inc.	2,069	109,822
NVR, Inc.*	16	26,989
PulteGroup, Inc.	1,352	28,892
Tempur Sealy International, Inc.*	262	20,546
Toll Brothers, Inc.*	655	20,364
Tupperware Brands Corp.	217	14,220
Whirlpool Corp.	326	58,237
		482,539
Household Products - 11.6%
Church & Dwight Co., Inc.	551	54,781
Clorox Co. (The)	555	72,727
Colgate-Palmolive Co.	3,834	285,020
Energizer Holdings, Inc.	265	13,096
Kimberly-Clark Corp.	1,546	197,981
Procter & Gamble Co. (The)	11,427	997,691
Spectrum Brands Holdings, Inc.	117	15,701
		1,636,997
Leisure Products - 1.0%
Brunswick Corp.	389	17,890
Hasbro, Inc.	482	39,399
Mattel, Inc.	1,462	48,436
Polaris Industries, Inc.	258	22,353
Vista Outdoor, Inc.*	261	10,393
		138,471
Machinery - 1.2%
Middleby Corp. (The)*	247	31,653
Snap-on, Inc.	250	38,322
Stanley Black & Decker, Inc.	644	79,695
WABCO Holdings, Inc.*	225	24,021
		173,691
Personal Products - 1.0%
Avon Products, Inc.	1,872	10,670
Edgewell Personal Care Co.*	255	20,403
Estee Lauder Cos., Inc. (The), Class A	956	85,304
Herbalife Ltd.*	279	16,949
Nu Skin Enterprises, Inc., Class A	240	13,891
		147,217
Software - 1.5%
Activision Blizzard, Inc.	2,187	90,476
Electronic Arts, Inc.*	1,295	105,193
Take-Two Interactive Software, Inc.*	364	15,823
		211,492
Textiles, Apparel & Luxury Goods - 5.6%
Carter’s, Inc.	218	20,773
Coach, Inc.	1,194	45,587
Deckers Outdoor Corp.*	137	8,953
Fossil Group, Inc.*	178	5,084
G-III Apparel Group Ltd.*	172	5,430
Hanesbrands, Inc.	1,621	43,021
Kate Spade & Co.*	549	10,244
lululemon athletica, Inc.*	465	35,577
Michael Kors Holdings Ltd.*	758	37,104
NIKE, Inc., Class B	5,716	329,470
PVH Corp.	348	37,500
Ralph Lauren Corp.	245	25,387
Skechers U.S.A., Inc., Class A*	571	13,881
Steven Madden Ltd.*	239	8,387
Under Armour, Inc., Class A*	786	31,149

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Under Armour, Inc., Class C*	794	28,306
VF Corp.	1,432	88,856
Wolverine World Wide, Inc.	427	10,210
		784,919
Tobacco - 9.9%
Altria Group, Inc.	8,399	555,090
Philip Morris International, Inc.	6,659	665,434
Reynolds American, Inc.	3,554	176,172
		1,396,696
TOTAL COMMON STOCKS (Cost $9,694,822)		9,637,929

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 10.4%

REPURCHASE AGREEMENT(b) - 10.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,468,317 (Cost $1,468,305)	1,468,305	1,468,305

Total Investments - 78.7% (Cost $11,163,127)		11,106,234
Other Assets Less Liabilities - 21.3%		3,003,968
Net assets - 100.0%		14,110,202

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,732,049.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,170
Aggregate gross unrealized depreciation	(334,875)
Net unrealized depreciation	$(76,705)
Federal income tax cost of investments	$11,182,939

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$668,504	11/6/2017	Bank of America NA	0.40%	iShares® U.S. Consumer Goods ETF	$(86)
2,150,019	1/8/2018	Bank of America NA	0.71%	Dow Jones U.S. Consumer GoodsSM Index	141,670
6,754,227	1/8/2018	Citibank NA	0.74%	Dow Jones U.S. Consumer GoodsSM Index	681,608
455,641	11/6/2017	Credit Suisse International	0.81%	Dow Jones U.S. Consumer GoodsSM Index	66
1,095,912	1/8/2018	Deutsche Bank AG	0.54%	Dow Jones U.S. Consumer GoodsSM Index	875,305
629,938	11/6/2017	Goldman Sachs International	0.94%	Dow Jones U.S. Consumer GoodsSM Index	83,242
672,550	1/8/2018	Morgan Stanley & Co. International plc	0.41%	Dow Jones U.S. Consumer GoodsSM Index	(61,894)
4,266,422	1/6/2017	Morgan Stanley & Co. International plc	(0.04)%	iShares® U.S. Consumer Goods ETF	306,006
735,183	1/8/2018	Societe Generale	0.91%	Dow Jones U.S. Consumer GoodsSM Index	97,521
1,155,891	1/6/2017	UBS AG	0.86%	Dow Jones U.S. Consumer GoodsSM Index	517,087
$18,584,287					$2,640,525

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 74.8%

Airlines - 2.7%
Alaska Air Group, Inc.	694	46,866
Allegiant Travel Co.	73	10,092
American Airlines Group, Inc.	2,983	108,283
Delta Air Lines, Inc.	4,341	159,532
JetBlue Airways Corp.*	1,813	28,917
Southwest Airlines Co.	3,593	132,510
Spirit Airlines, Inc.*	400	15,996
United Continental Holdings, Inc.*	1,889	95,224
		597,420
Commercial Services & Supplies - 0.3%
Copart, Inc.*	560	28,571
KAR Auction Services, Inc.	773	32,682
Rollins, Inc.	529	15,077
		76,330
Diversified Consumer Services - 0.6%
Apollo Education Group, Inc.*	572	5,074
DeVry Education Group, Inc.	317	7,304
Graham Holdings Co., Class B	24	11,768
Grand Canyon Education, Inc.*	263	10,922
H&R Block, Inc.	1,263	27,356
Houghton Mifflin Harcourt Co.*	582	9,283
Service Corp. International	1,090	28,820
ServiceMaster Global Holdings, Inc.*	764	28,505
Sotheby’s	276	10,943
		139,975
Electronic Equipment, Instruments & Components - 0.1%
Dolby Laboratories, Inc., Class A	287	14,046

Food & Staples Retailing - 11.2%
Casey’s General Stores, Inc.	220	28,888
Costco Wholesale Corp.	2,465	399,552
CVS Health Corp.	6,043	564,416
Kroger Co. (The)	5,366	171,658
Rite Aid Corp.*	5,900	44,427
Sprouts Farmers Market, Inc.*	797	17,957
Sysco Corp.	2,948	152,883
United Natural Foods, Inc.*	283	12,905
Walgreens Boots Alliance, Inc.	4,862	392,412
Wal-Mart Stores, Inc.	8,593	613,884
Whole Foods Market, Inc.	1,806	54,866
		2,453,848
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	1,033	89,840
Cardinal Health, Inc.	1,834	146,115
Chemed Corp.	93	12,548
McKesson Corp.	1,266	233,729
VCA, Inc.*	455	32,219
		514,451
Hotels, Restaurants & Leisure - 10.9%
Aramark	1,284	48,702
Bloomin’ Brands, Inc.	648	12,662
Brinker International, Inc.	313	16,811
Buffalo Wild Wings, Inc.*	106	17,193
Carnival Corp.	2,467	117,923
Cheesecake Factory, Inc. (The)	251	12,904
Chipotle Mexican Grill, Inc.*	164	67,852
Choice Hotels International, Inc.	197	9,552
Cracker Barrel Old Country Store, Inc.	134	20,383
Darden Restaurants, Inc.	642	39,573
Domino’s Pizza, Inc.	282	42,179
Dunkin’ Brands Group, Inc.	516	25,258
Hilton Worldwide Holdings, Inc.	2,952	70,464
Hyatt Hotels Corp., Class A*	140	7,487
J Alexander’s Holdings, Inc.*	85	847
Jack in the Box, Inc.	183	18,201
Las Vegas Sands Corp.	2,057	103,282
Marriott International, Inc., Class A	1,073	76,537
Marriott Vacations Worldwide Corp.	138	10,640
McDonald’s Corp.	4,939	571,245
MGM Resorts International*	2,671	63,810
Norwegian Cruise Line Holdings Ltd.*	881	31,619
Panera Bread Co., Class A*	128	27,795
Royal Caribbean Cruises Ltd.	945	67,199
Six Flags Entertainment Corp.	488	23,800
Starbucks Corp.	8,243	463,504
Starwood Hotels & Resorts Worldwide, Inc.	948	73,432
Vail Resorts, Inc.	204	32,320
Wendy’s Co. (The)	1,200	12,228
Wyndham Worldwide Corp.	630	44,598
Wynn Resorts Ltd.	459	40,998
Yum! Brands, Inc.	2,292	207,907
		2,378,905
Internet & Direct Marketing Retail - 11.6%
Amazon.com, Inc.*	2,177	1,674,461
Expedia, Inc.	660	72,019
Groupon, Inc.*	2,340	12,472
HSN, Inc.	180	7,520
Liberty Interactive Corp. QVC Group*	2,540	53,670
Liberty TripAdvisor Holdings, Inc., Class A*	381	7,929
Liberty Ventures, Series A*	760	29,290
Netflix, Inc.*	2,410	234,855
Priceline Group, Inc. (The)*	279	395,268
Shutterfly, Inc.*	194	9,743
TripAdvisor, Inc.*	643	39,223
		2,536,450
Internet Software & Services - 0.1%
Yelp, Inc.*	322	12,391

IT Services - 0.1%
Acxiom Corp.*	436	11,332

Media - 16.9%
AMC Networks, Inc., Class A*	344	18,693
Cable One, Inc.	25	13,528
CBS Corp., Class A	43	2,229
CBS Corp. (Non-Voting), Class B	2,337	119,257
Charter Communications, Inc.*	1,217	313,025
Cinemark Holdings, Inc.	595	22,997
Comcast Corp., Class A	13,604	887,797
Discovery Communications, Inc., Class A*	847	21,607
Discovery Communications, Inc., Class C*	1,262	31,323
DISH Network Corp., Class A*	1,273	63,943
Gannett Co., Inc.	655	7,814
Interpublic Group of Cos., Inc. (The)	2,264	52,389
John Wiley & Sons, Inc., Class A	271	15,753
Liberty Braves Group, Class A*	52	874
Liberty Braves Group, Class C*	186	3,062
Liberty Broadband Corp., Class A*	140	9,443
Liberty Broadband Corp., Class C*	370	25,356
Liberty Global plc, Series C*	3,684	113,578
Liberty Global plc, Class A*	1,603	50,735
Liberty Global plc LiLAC, Class A*	295	8,298
Liberty Global plc LiLAC, Class C*	645	18,421
Liberty Media Group, Class A*	136	2,910
Liberty Media Group, Class C*	272	5,783
Liberty SiriusXM Group, Class A*	547	18,330
Liberty SiriusXM Group, Class C*	1,089	36,188
Lions Gate Entertainment Corp.	538	11,277
Live Nation Entertainment, Inc.*	822	21,964

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Madison Square Garden Co. (The), Class A*	113	20,413
Meredith Corp.	211	11,191
MSG Networks, Inc., Class A*	345	6,031
New York Times Co. (The), Class A	694	8,980
News Corp., Class A	2,142	30,117
News Corp., Class B	607	8,759
Omnicom Group, Inc.	1,338	115,242
Regal Entertainment Group, Class A	524	11,203
Scripps Networks Interactive, Inc., Class A	535	33,903
Sinclair Broadcast Group, Inc., Class A	388	11,050
Sirius XM Holdings, Inc.*	11,717	48,508
Starz, Class A*	448	13,973
TEGNA, Inc.	1,224	24,798
Time Warner, Inc.	4,425	346,964
Time, Inc.	572	8,065
Tribune Media Co.	440	16,755
Twenty-First Century Fox, Inc., Class A	6,165	151,289
Twenty-First Century Fox, Inc., Class B	2,427	60,311
Viacom, Inc., Class A	58	2,621
Viacom, Inc., Class B	1,950	78,663
Walt Disney Co. (The)	8,399	793,370
		3,698,780
Multiline Retail - 2.9%
Big Lots, Inc.	250	12,330
Dillard’s, Inc., Class A	121	7,289
Dollar General Corp.	1,597	117,236
Dollar Tree, Inc.*	1,325	109,577
JC Penney Co., Inc.*	1,730	16,314
Kohl’s Corp.	1,034	45,889
Macy’s, Inc.	1,735	62,772
Nordstrom, Inc.	722	36,432
Target Corp.	3,315	232,680
		640,519
Professional Services - 0.9%
Dun & Bradstreet Corp. (The)	204	28,081
IHS Markit Ltd.*	1,842	68,743
Nielsen Holdings plc	2,030	108,158
		204,982
Road & Rail - 0.2%
Avis Budget Group, Inc.*	532	19,221
Hertz Global Holdings, Inc.*	423	20,837
		40,058
Specialty Retail - 13.9%
Aaron’s, Inc.	365	8,891
Abercrombie & Fitch Co., Class A	381	6,759
Advance Auto Parts, Inc.	414	65,155
American Eagle Outfitters, Inc.	936	17,354
Asbury Automotive Group, Inc.*	125	6,715
Ascena Retail Group, Inc.*	961	7,823
AutoNation, Inc.*	400	18,940
AutoZone, Inc.*	168	124,622
Bed Bath & Beyond, Inc.	868	40,249
Best Buy Co., Inc.	1,586	61,029
Burlington Stores, Inc.*	402	32,651
Cabela’s, Inc.*	273	13,374
CarMax, Inc.*	1,091	64,315
Chico’s FAS, Inc.	746	9,459
CST Brands, Inc.	426	20,367
Dick’s Sporting Goods, Inc.	501	29,359
DSW, Inc., Class A	409	9,796
Foot Locker, Inc.	766	50,280
GameStop Corp., Class A	585	16,608
Gap, Inc. (The)	1,277	31,759
Genesco, Inc.*	118	8,572
GNC Holdings, Inc., Class A	385	8,097
Group 1 Automotive, Inc.	118	7,002
Guess?, Inc.	360	5,987
Home Depot, Inc. (The)	7,000	938,840
L Brands, Inc.	1,424	108,523
Lithia Motors, Inc., Class A	134	11,091
Lowe’s Cos., Inc.	4,986	381,728
Murphy USA, Inc.*	209	15,282
Office Depot, Inc.	2,786	10,253
O’Reilly Automotive, Inc.*	542	151,733
Restoration Hardware Holdings, Inc.*	212	7,151
Ross Stores, Inc.	2,260	140,662
Sally Beauty Holdings, Inc.*	823	22,402
Signet Jewelers Ltd.	439	35,989
Staples, Inc.	3,636	31,124
Tailored Brands, Inc.	274	3,611
Tiffany & Co.	617	44,035
TJX Cos., Inc. (The)	3,719	287,999
Tractor Supply Co.	750	62,963
Ulta Salon Cosmetics & Fragrance, Inc.*	352	87,018
Urban Outfitters, Inc.*	488	17,495
Williams-Sonoma, Inc.	463	24,372
		3,047,434
Trading Companies & Distributors - 0.0%(b)
Herc Holdings, Inc.*	4	135

TOTAL COMMON STOCKS (Cost $18,205,300)		16,367,056

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 10.1%

REPURCHASE AGREEMENT(c) - 10.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,198,605 (Cost $2,198,587)	2,198,587	2,198,587

Total Investments - 84.9% (Cost $20,403,887)		18,565,643
Other Assets Less Liabilities - 15.1%		3,294,249
Net assets - 100.0%		21,859,892

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,186,465.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$227,972
Aggregate gross unrealized depreciation	(2,223,909)
Net unrealized depreciation	$(1,995,937)
Federal income tax cost of investments	$20,561,580

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$2,326,684	1/6/2017	Bank of America NA	0.76%	Dow Jones U.S. Consumer ServicesSM Index	$17,626
4,540,158	3/6/2017	Bank of America NA	0.40%	iShares® U.S. Consumer Services ETF	434,215
1,761,915	11/6/2017	Citibank NA	0.74%	Dow Jones U.S. Consumer ServicesSM Index	930,277
11,903,168	11/6/2017	Credit Suisse International	0.81%	Dow Jones U.S. Consumer ServicesSM Index	(58,117)
669,594	1/8/2018	Deutsche Bank AG	0.24%	iShares® U.S. Consumer Services ETF	61,138
1,143,085	1/8/2018	Deutsche Bank AG	0.64%	Dow Jones U.S. Consumer ServicesSM Index	706,614
587,103	1/8/2018	Goldman Sachs International	0.47%	iShares® U.S. Consumer Services ETF	52,819
1,390,034	11/6/2017	Goldman Sachs International	0.94%	Dow Jones U.S. Consumer ServicesSM Index	119,427
813,809	11/7/2016	Morgan Stanley & Co. International plc	(0.04)%	iShares® U.S. Consumer Services ETF	523,965
1,024,476	11/6/2017	Morgan Stanley & Co. International plc	0.41%	Dow Jones U.S. Consumer ServicesSM Index	(14,414)
502,043	11/6/2017	Societe Generale	0.91%	Dow Jones U.S. Consumer ServicesSM Index	71,204
745,510	11/6/2017	UBS AG	0.86%	Dow Jones U.S. Consumer ServicesSM Index	87,987
$27,407,579					$2,932,741

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.0%

Banks - 23.0%
Associated Banc-Corp.	19,981	396,423
BancorpSouth, Inc.	11,311	281,644
Bank of America Corp.	1,367,035	22,063,945
Bank of Hawaii Corp.	5,727	412,573
Bank of the Ozarks, Inc.	12,079	473,255
BankUnited, Inc.	13,860	445,599
BB&T Corp.	109,245	4,205,932
BOK Financial Corp.	2,730	188,561
Cathay General Bancorp	9,759	306,628
CIT Group, Inc.	22,817	841,491
Citigroup, Inc.	390,595	18,647,005
Citizens Financial Group, Inc.	70,400	1,743,808
Comerica, Inc.	23,307	1,102,188
Commerce Bancshares, Inc.	11,050	560,014
Cullen/Frost Bankers, Inc.	7,260	529,254
East West Bancorp, Inc.	19,177	712,234
Fifth Third Bancorp	102,173	2,059,808
First Financial Bankshares, Inc.	8,792	321,963
First Horizon National Corp.	30,949	475,996
First Republic Bank	19,941	1,534,659
FNB Corp.	27,763	346,760
Fulton Financial Corp.	23,086	333,824
Glacier Bancorp, Inc.	10,137	303,502
Hancock Holding Co.	10,316	336,611
Huntington Bancshares, Inc.	144,426	1,445,704
IBERIABANK Corp.	4,500	309,465
International Bancshares Corp.	7,371	218,550
Investors Bancorp, Inc.	47,759	585,048
JPMorgan Chase & Co.	486,645	32,848,537
KeyCorp	144,115	1,810,084
M&T Bank Corp.	21,160	2,503,863
MB Financial, Inc.	9,129	357,674
PacWest Bancorp	15,232	659,698
People’s United Financial, Inc.	41,370	672,262
PNC Financial Services Group, Inc. (The)	66,452	5,987,325
Popular, Inc.	13,802	542,557
PrivateBancorp, Inc.	10,566	485,508
Prosperity Bancshares, Inc.	8,702	482,700
Regions Financial Corp.	168,580	1,680,743
Signature Bank*	7,145	871,761
SunTrust Banks, Inc.	66,694	2,939,205
SVB Financial Group*	6,894	765,648
Synovus Financial Corp.	16,701	552,469
TCF Financial Corp.	22,764	333,493
Texas Capital Bancshares, Inc.*	6,110	320,897
Trustmark Corp.	8,998	255,183
UMB Financial Corp.	5,597	340,298
Umpqua Holdings Corp.	29,340	481,763
United Bankshares, Inc.	8,946	352,472
US Bancorp	215,972	9,535,164
Valley National Bancorp	29,791	287,483
Webster Financial Corp.	12,199	471,247
Wells Fargo & Co.	614,866	31,235,193
Western Alliance Bancorp*	12,259	468,539
Wintrust Financial Corp.	6,863	381,445
Zions Bancorp	27,232	833,027
		159,638,682
Capital Markets - 10.8%
Affiliated Managers Group, Inc.*	7,162	1,017,362
Ameriprise Financial, Inc.	22,068	2,230,633
Bank of New York Mellon Corp. (The)	143,343	5,973,103
BlackRock, Inc.	16,741	6,241,212
CBOE Holdings, Inc.	10,833	744,119
Charles Schwab Corp. (The)	160,066	5,035,676
CME Group, Inc.	45,068	4,883,118
E*TRADE Financial Corp.*	37,094	978,540
Eaton Vance Corp.	15,094	604,213
FactSet Research Systems, Inc.	5,440	968,483
Federated Investors, Inc., Class B	12,593	406,754
Financial Engines, Inc.	7,038	225,005
Franklin Resources, Inc.	49,043	1,790,069
Goldman Sachs Group, Inc. (The)	51,413	8,712,447
Intercontinental Exchange, Inc.	15,843	4,468,043
Invesco Ltd.	55,532	1,732,043
Janus Capital Group, Inc.	19,412	288,656
Legg Mason, Inc.	14,027	485,194
LPL Financial Holdings, Inc.	10,187	302,860
MarketAxess Holdings, Inc.	4,999	842,531
Moody’s Corp.	22,497	2,445,199
Morgan Stanley	201,076	6,446,497
MSCI, Inc.	11,559	1,041,697
Nasdaq, Inc.	15,327	1,091,436
Northern Trust Corp.	28,544	2,014,921
NorthStar Asset Management Group, Inc.	25,162	312,764
Raymond James Financial, Inc.	16,765	975,220
S&P Global, Inc.	35,214	4,350,337
SEI Investments Co.	18,110	834,871
State Street Corp.	52,693	3,701,156
Stifel Financial Corp.*	8,846	348,090
T Rowe Price Group, Inc.	33,030	2,296,906
TD Ameritrade Holding Corp.	35,193	1,156,618
Waddell & Reed Financial, Inc., Class A	10,846	201,736
WisdomTree Investments, Inc.	15,072	158,256
		75,305,765
Consumer Finance - 3.0%
Ally Financial, Inc.	58,586	1,174,063
American Express Co.	107,582	7,055,227
Capital One Financial Corp.	68,153	4,879,755
Discover Financial Services	54,860	3,291,600
LendingClub Corp.*	27,934	151,123
Navient Corp.	43,986	632,519
PRA Group, Inc.*	6,165	197,157
Santander Consumer USA Holdings, Inc.*	14,301	179,907
SLM Corp.*	56,951	422,292
Synchrony Financial	110,981	3,088,601
		21,072,244
Diversified Financial Services - 5.6%
Berkshire Hathaway, Inc., Class B*	249,380	37,529,196
FNFV Group*	9,144	117,866
Voya Financial, Inc.	27,144	793,691
		38,440,753
Equity Real Estate Investment Trusts (REITs) - 16.8%
Alexandria Real Estate Equities, Inc.	10,372	1,141,853
American Campus Communities, Inc.	17,361	869,960
American Homes 4 Rent, Class A	23,467	513,223
American Tower Corp.	56,502	6,406,197
Apartment Investment & Management Co., Class A	20,843	941,687
Apple Hospitality REIT, Inc.	20,688	405,899
AvalonBay Communities, Inc.	18,255	3,194,808
Boston Properties, Inc.	20,444	2,864,818
Brandywine Realty Trust	23,291	375,684
Brixmor Property Group, Inc.	34,244	978,009
Camden Property Trust	11,579	1,016,289
Care Capital Properties, Inc.	11,172	335,048
CBL & Associates Properties, Inc.	20,230	288,682
Colony Starwood Homes	—	12
Columbia Property Trust, Inc.	16,431	387,443
Communications Sales & Leasing, Inc.	18,160	566,592
Corporate Office Properties Trust	12,597	359,266
Corrections Corp. of America	15,635	249,066

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Cousins Properties, Inc.	26,564	292,735
Crown Castle International Corp.	44,836	4,249,108
CubeSmart	23,626	650,424
DCT Industrial Trust, Inc.	11,785	574,047
DDR Corp.	40,851	772,492
DiamondRock Hospitality Co.	26,730	283,071
Digital Realty Trust, Inc.	19,539	1,936,119
Douglas Emmett, Inc.	18,688	701,921
Duke Realty Corp.	46,039	1,294,617
DuPont Fabros Technology, Inc.	9,904	419,930
EastGroup Properties, Inc.	4,283	314,287
EPR Properties	8,464	662,900
Equinix, Inc.	9,240	3,406,326
Equity Commonwealth*	16,701	522,574
Equity LifeStyle Properties, Inc.	10,696	829,261
Equity Residential	48,643	3,155,471
Essex Property Trust, Inc.	8,707	1,977,360
Extra Space Storage, Inc.	16,664	1,342,285
Federal Realty Investment Trust	9,435	1,500,165
Forest City Realty Trust, Inc., Class A	29,212	691,156
Four Corners Property Trust, Inc.	7,173	148,553
Gaming and Leisure Properties, Inc.	25,279	864,795
General Growth Properties, Inc.	77,575	2,260,535
GEO Group, Inc. (The)	9,844	197,274
HCP, Inc.	62,161	2,444,792
Healthcare Realty Trust, Inc.	15,014	526,391
Healthcare Trust of America, Inc., Class A	18,183	613,494
Highwoods Properties, Inc.	12,964	687,611
Hospitality Properties Trust	21,632	659,560
Host Hotels & Resorts, Inc.	99,456	1,772,306
Iron Mountain, Inc.	31,809	1,221,784
Kilroy Realty Corp.	12,267	890,952
Kimco Realty Corp.	55,849	1,678,262
Kite Realty Group Trust	11,094	320,395
Lamar Advertising Co., Class A	10,971	683,822
LaSalle Hotel Properties	15,046	422,191
Lexington Realty Trust	28,150	303,738
Liberty Property Trust	19,514	804,562
Life Storage, Inc.	6,167	555,030
Macerich Co. (The)	16,799	1,375,670
Mack-Cali Realty Corp.	11,930	331,177
Medical Properties Trust, Inc.	31,657	483,402
Mid-America Apartment Communities, Inc.	10,049	944,506
National Retail Properties, Inc.	19,167	960,267
New Residential Investment Corp.	33,336	478,372
NorthStar Realty Europe Corp.	8,076	82,698
NorthStar Realty Finance Corp.	24,023	320,467
Omega Healthcare Investors, Inc.	22,038	797,776
Outfront Media, Inc.	18,354	409,661
Paramount Group, Inc.	22,397	403,146
Pebblebrook Hotel Trust	9,589	288,054
Piedmont Office Realty Trust, Inc., Class A	19,312	417,332
Post Properties, Inc.	7,118	471,781
Potlatch Corp.	5,415	205,066
Prologis, Inc.	69,919	3,713,398
Public Storage	19,613	4,392,135
Rayonier, Inc.	16,308	448,959
Realty Income Corp.	34,287	2,253,685
Regency Centers Corp.	13,656	1,099,854
Retail Properties of America, Inc., Class A	31,587	536,979
RLJ Lodging Trust	16,610	387,677
Ryman Hospitality Properties, Inc.	6,775	365,579
Senior Housing Properties Trust	31,604	706,033
Simon Property Group, Inc.	41,177	8,872,408
SL Green Realty Corp.	13,340	1,570,385
Spirit Realty Capital, Inc.	63,835	845,814
Sun Communities, Inc.	8,315	636,264
Sunstone Hotel Investors, Inc.	28,825	400,379
Tanger Factory Outlet Centers, Inc.	12,649	514,055
Taubman Centers, Inc.	8,031	623,768
UDR, Inc.	35,552	1,286,271
Urban Edge Properties	12,300	352,518
Ventas, Inc.	44,999	3,270,077
VEREIT, Inc.	128,404	1,341,822
Vornado Realty Trust	23,615	2,439,666
Washington Prime Group, Inc.	24,663	338,870
Washington Real Estate Investment Trust	9,709	315,542
Weingarten Realty Investors	15,364	633,765
Welltower, Inc.	47,511	3,646,469
Weyerhaeuser Co.	99,423	3,166,623
WP Carey, Inc.	12,980	865,117
Xenia Hotels & Resorts, Inc.	14,367	241,940
		116,762,259
Insurance - 12.3%
Aflac, Inc.	55,096	4,087,021
Alleghany Corp.*	2,054	1,101,355
Allied World Assurance Co. Holdings AG	11,933	484,003
Allstate Corp. (The)	49,823	3,435,794
American Financial Group, Inc.	9,462	711,069
American International Group, Inc.	148,926	8,910,243
AmTrust Financial Services, Inc.	10,643	281,933
Aon plc	35,257	3,925,867
Arch Capital Group Ltd.*	16,248	1,315,113
Arthur J. Gallagher & Co.	23,572	1,164,693
Aspen Insurance Holdings Ltd.	8,081	371,403
Assurant, Inc.	8,242	738,071
Assured Guaranty Ltd.	17,881	496,555
Axis Capital Holdings Ltd.	12,367	703,311
Brown & Brown, Inc.	15,468	579,586
Chubb Ltd.	61,816	7,846,305
Cincinnati Financial Corp.	19,686	1,517,987
CNO Financial Group, Inc.	23,835	387,319
Endurance Specialty Holdings Ltd.	8,247	543,065
Erie Indemnity Co., Class A	3,195	325,986
Everest Re Group Ltd.	5,635	1,089,696
First American Financial Corp.	14,584	628,425
FNF Group	36,470	1,374,554
Genworth Financial, Inc., Class A*	66,339	313,783
Hanover Insurance Group, Inc. (The)	5,715	446,913
Hartford Financial Services Group, Inc. (The)	52,354	2,150,179
Kemper Corp.	6,397	239,568
Lincoln National Corp.	31,808	1,527,738
Loews Corp.	35,644	1,492,058
Markel Corp.*	1,857	1,729,071
Marsh & McLennan Cos., Inc.	69,369	4,691,425
Mercury General Corp.	4,853	263,518
MetLife, Inc.	146,217	6,345,818
Old Republic International Corp.	32,448	623,975
Primerica, Inc.	6,262	356,496
Principal Financial Group, Inc.	35,875	1,760,386
ProAssurance Corp.	7,079	389,487
Progressive Corp. (The)	77,588	2,526,265
Prudential Financial, Inc.	58,823	4,669,370
Reinsurance Group of America, Inc.	8,526	915,010
RenaissanceRe Holdings Ltd.	5,735	686,480
RLI Corp.	5,057	358,946
Torchmark Corp.	14,931	965,737
Travelers Cos., Inc. (The)	38,914	4,619,481
Unum Group	31,643	1,126,807
Validus Holdings Ltd.	10,853	551,224
White Mountains Insurance Group Ltd.	672	553,741
Willis Towers Watson plc	18,424	2,284,760

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
WR Berkley Corp.	13,053	774,957
XL Group Ltd.	37,886	1,296,838
		85,679,385
IT Services - 4.9%
MasterCard, Inc., Class A	129,199	12,484,499
Visa, Inc., Class A	253,499	20,508,069
Western Union Co. (The)	65,363	1,406,612
		34,399,180
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
American Capital Agency Corp.	44,052	850,644
Annaly Capital Management, Inc.	135,533	1,451,558
ARMOUR Residential REIT, Inc.	2	45
Blackstone Mortgage Trust, Inc.	12,498	372,690
Chimera Investment Corp.	24,984	411,986
Colony Capital, Inc.	15,137	279,580
CYS Investments, Inc.	20,171	177,707
Invesco Mortgage Capital, Inc.	14,850	233,739
MFA Financial, Inc.	49,384	381,245
Redwood Trust, Inc.	10,243	151,596
Starwood Property Trust, Inc.	31,631	724,350
Two Harbors Investment Corp.	46,255	411,670
		5,446,810
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	6,128	245,917
CBRE Group, Inc., Class A*	38,837	1,160,838
Howard Hughes Corp. (The)*	4,770	563,909
Jones Lang LaSalle, Inc.	6,004	700,967
Realogy Holdings Corp.	19,434	521,609
RMR Group, Inc. (The), Class A	1	38
St Joe Co. (The)*	9,892	186,860
		3,380,138
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	16,802	241,613
MGIC Investment Corp.*	45,334	366,752
New York Community Bancorp, Inc.	64,813	979,324
Radian Group, Inc.	28,517	390,968
Washington Federal, Inc.	12,119	321,154
		2,299,811
TOTAL COMMON STOCKS (Cost $475,745,172)		542,425,027

MASTER LIMITED PARTNERSHIP(a) - 0.1%

Capital Markets - 0.1%
Lazard Ltd. Class A (Cost $1,004,486)	17,269	639,471

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 24.6%

REPURCHASE AGREEMENT(b) - 10.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $71,282,977 (Cost $71,282,375)	71,282,375	71,282,375
U.S. TREASURY OBLIGATIONS - 14.4%
U.S. Treasury Bills
0.25%, 9/15/2016(c)	12,000,000	11,998,833
0.31%, 9/22/2016(c)	13,000,000	12,997,689
0.25%, 10/6/2016(c)	60,000,000	59,985,650
0.30%, 10/13/2016(c)	15,000,000	14,994,811
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,976,983)		99,976,983
TOTAL SHORT-TERM INVESTMENTS (Cost $171,259,358)		171,259,358

Total Investments - 102.7% (Cost $648,009,016)		714,323,856
Liabilities Less Other Assets - (2.7%)		(18,725,563)
Net assets - 100.0%		695,598,293

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $161,677,522.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,073,707
Aggregate gross unrealized depreciation	(21,215,534)
Net unrealized appreciation	$65,858,173
Federal income tax cost of investments	$648,465,683

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$64,822,100	11/6/2017	Bank of America NA	0.76%	Dow Jones U.S. FinancialsSM Index	$(768,607)
144,219,872	11/6/2017	Bank of America NA	0.45%	iShares® U.S. Financials ETF	6,070,870
43,534,585	11/6/2017	Citibank NA	1.14%	Dow Jones U.S. FinancialsSM Index	811,705
21,245,949	11/6/2017	Credit Suisse International	0.96%	Dow Jones U.S. FinancialsSM Index	(169,221)
388,674,413	1/8/2018	Deutsche Bank AG	0.59%	Dow Jones U.S. FinancialsSM Index	324,395
28,307,117	1/8/2018	Goldman Sachs International	0.94%	Dow Jones U.S. FinancialsSM Index	4,539,887
26,130,794	11/6/2017	Morgan Stanley & Co. International plc	0.76%	iShares® U.S. Financials ETF	(1,067,258)
35,962,333	11/6/2017	Morgan Stanley & Co. International plc	0.91%	Dow Jones U.S. FinancialsSM Index	(643,156)
85,744,826	11/6/2017	Societe Generale	1.01%	Dow Jones U.S. FinancialsSM Index	(4,010,555)
9,443,402	11/6/2017	UBS AG	0.86%	Dow Jones U.S. FinancialsSM Index	(28,280,468)
$848,085,391					$(23,192,408)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Gold Miners

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND(a) - 60.9%

VanEck Vectors Gold Miners ETF (Cost $8,686,678)	355,910	9,057,910

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 7.8%

REPURCHASE AGREEMENT(b) - 7.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,166,250 (Cost $1,166,241)	1,166,241	1,166,241

Total Investments - 68.7% (Cost $9,852,919)		10,224,151
Other Assets Less Liabilities - 31.3%		4,660,801
Net assets - 100.0%		14,884,952

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,124,409.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$371,232
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$371,232
Federal income tax cost of investments	$9,852,919

Swap Agreements(2)

Ultra Gold Miners had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$3,200,093	11/7/2016	Bank of America NA	1.01%	VanEck Vectors Gold Miners ETF	$1,265,105
78,550	11/7/2016	Deutsche Bank AG	0.89%	VanEck Vectors Gold Miners ETF	(313,228)
874,858	1/8/2018	Goldman Sachs International	0.99%	VanEck Vectors Gold Miners ETF	(312,552)
8,217,315	11/7/2016	Morgan Stanley & Co. International plc	1.41%	VanEck Vectors Gold Miners ETF	230,421
5,471,986	11/7/2016	Societe Generale	1.01%	VanEck Vectors Gold Miners ETF	(694,283)
2,868,947	11/7/2016	UBS AG	0.96%	VanEck Vectors Gold Miners ETF	1,325,136
$20,711,749					$1,500,599

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Junior Miners

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND(a) - 54.6%

VanEck Vectors Junior Gold Miners ETF (Cost $5,934,727)	124,638	5,206,129

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 18.1%

REPURCHASE AGREEMENT(b) - 18.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,727,687 (Cost $1,727,673)	1,727,673	1,727,673

Total Investments - 72.7% (Cost $7,662,400)		6,933,802
Other Assets Less Liabilities - 27.3%		2,600,368
Net assets - 100.0%		9,534,170

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,226,909.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(728,598)
Net unrealized depreciation	$(728,598)
Federal income tax cost of investments	$7,662,400

Swap Agreements(2)

Ultra Junior Miners had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$532,592	11/7/2016	Bank of America NA	1.01%	VanEck Vectors Junior Gold Miners ETF	$(257,336)
4,133,693	11/6/2017	Deutsche Bank AG	0.94%	VanEck Vectors Junior Gold Miners ETF	1,307,527
187,866	11/6/2017	Goldman Sachs International	0.79%	VanEck Vectors Junior Gold Miners ETF	(117,150)
45,449	1/6/2017	Morgan Stanley & Co. International plc	1.41%	VanEck Vectors Junior Gold Miners ETF	(46,281)
86,998	11/7/2016	Societe Generale	1.01%	VanEck Vectors Junior Gold Miners ETF	56,612
8,871,981	11/6/2017	UBS AG	0.96%	VanEck Vectors Junior Gold Miners ETF	(691,412)
$13,858,579					$251,960

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 56.0%

Biotechnology - 11.0%
ACADIA Pharmaceuticals, Inc.*	1,558	50,059
Agios Pharmaceuticals, Inc.*	437	16,099
Alexion Pharmaceuticals, Inc.*	3,690	464,423
Alkermes plc*	2,490	108,987
Alnylam Pharmaceuticals, Inc.*	1,223	85,427
Amgen, Inc.	12,373	2,104,152
Biogen, Inc.*	3,608	1,102,713
BioMarin Pharmaceutical, Inc.*	2,813	264,113
Bluebird Bio, Inc.*	608	29,999
Celgene Corp.*	12,758	1,361,789
Cepheid*	1,201	41,218
Clovis Oncology, Inc.*	556	13,772
Gilead Sciences, Inc.	21,936	1,719,344
Halozyme Therapeutics, Inc.*	1,829	17,924
Incyte Corp.*	2,812	228,053
Intercept Pharmaceuticals, Inc.*	288	42,713
Intrexon Corp.*	837	21,126
Ionis Pharmaceuticals, Inc.*	1,989	58,974
Juno Therapeutics, Inc.*	1,217	35,999
Kite Pharma, Inc.*	712	41,025
MannKind Corp.*	5,114	4,096
Medivation, Inc.*	2,712	218,479
Myriad Genetics, Inc.*	1,158	23,577
Neurocrine Biosciences, Inc.*	1,313	63,628
Novavax, Inc.*	4,460	30,506
OPKO Health, Inc.*	5,296	48,194
Portola Pharmaceuticals, Inc.*	930	18,935
Puma Biotechnology, Inc.*	364	21,531
Radius Health, Inc.*	560	30,710
Regeneron Pharmaceuticals, Inc.*	1,285	504,427
Seattle Genetics, Inc.*	1,778	79,210
Ultragenyx Pharmaceutical, Inc.*	585	38,563
United Therapeutics Corp.*	735	89,876
Vertex Pharmaceuticals, Inc.*	4,074	385,034
		9,364,675
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc.	1,192	48,121

Health Care Equipment & Supplies - 11.4%
Abbott Laboratories	24,198	1,016,800
ABIOMED, Inc.*	648	76,425
Alere, Inc.*	1,421	55,604
Align Technology, Inc.*	1,202	111,666
Baxter International, Inc.	9,096	425,056
Becton Dickinson and Co.	3,495	619,349
Boston Scientific Corp.*	22,349	532,353
Cooper Cos., Inc. (The)	798	148,364
CR Bard, Inc.	1,208	266,775
Danaher Corp.	9,869	803,435
DENTSPLY SIRONA, Inc.	3,858	237,113
DexCom, Inc.*	1,374	125,158
Edwards Lifesciences Corp.*	3,488	401,678
Haemonetics Corp.*	841	31,251
Halyard Health, Inc.*	769	28,030
Hill-Rom Holdings, Inc.	937	55,573
Hologic, Inc.*	3,996	153,526
IDEXX Laboratories, Inc.*	1,475	166,203
Intuitive Surgical, Inc.*	627	430,385
Medtronic plc	23,161	2,015,702
NuVasive, Inc.*	821	53,751
ResMed, Inc.	2,313	154,254
St Jude Medical, Inc.	4,682	364,821
STERIS plc	1,417	100,154
Stryker Corp.	5,174	598,425
Teleflex, Inc.	718	131,459
Varian Medical Systems, Inc.*	1,568	150,732
West Pharmaceutical Services, Inc.	1,204	98,523
Zimmer Biomet Holdings, Inc.	3,282	425,380
		9,777,945
Health Care Providers & Services - 8.7%
Acadia Healthcare Co., Inc.*	1,224	62,657
Aetna, Inc.	5,775	676,368
Amsurg Corp.*	891	57,844
Anthem, Inc.	4,331	541,721
Brookdale Senior Living, Inc.*	3,060	52,663
Centene Corp.*	2,808	191,758
Cigna Corp.	4,225	541,898
Community Health Systems, Inc.*	1,858	19,843
DaVita, Inc.*	2,687	173,661
Envision Healthcare Holdings, Inc.*	3,082	66,140
Express Scripts Holding Co.*	10,423	757,752
HCA Holdings, Inc.*	4,960	374,728
HealthSouth Corp.	1,486	60,495
Henry Schein, Inc.*	1,352	221,444
Humana, Inc.	2,455	438,733
Laboratory Corp. of America Holdings*	1,687	231,001
LifePoint Health, Inc.*	715	40,469
Magellan Health, Inc.*	405	23,134
MEDNAX, Inc.*	1,532	100,760
Molina Healthcare, Inc.*	680	36,591
Owens & Minor, Inc.	1,034	35,539
Patterson Cos., Inc.	1,371	63,066
Quest Diagnostics, Inc.	2,330	192,971
Quorum Health Corp.*	485	2,983
Team Health Holdings, Inc.*	1,218	40,559
Tenet Healthcare Corp.*	1,636	39,100
UnitedHealth Group, Inc.	15,661	2,130,679
Universal Health Services, Inc., Class B	1,478	178,143
WellCare Health Plans, Inc.*	729	82,158
		7,434,858
Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc., Class A*	344	51,191
Bio-Techne Corp.	613	64,580
Bruker Corp.	1,755	39,242
Charles River Laboratories International, Inc.*	777	64,654
Illumina, Inc.*	2,425	408,224
PAREXEL International Corp.*	871	59,254
Quintiles Transnational Holdings, Inc.*	1,537	118,810
Thermo Fisher Scientific, Inc.	6,482	986,496
Waters Corp.*	1,333	209,694
		2,002,145
Pharmaceuticals - 22.5%
AbbVie, Inc.	26,639	1,707,560
Akorn, Inc.*	1,453	39,115
Allergan plc*	6,515	1,528,028
Bristol-Myers Squibb Co.	27,495	1,577,938
Catalent, Inc.*	1,766	44,556
Eli Lilly & Co.	16,000	1,244,000
Endo International plc*	3,374	69,842
Horizon Pharma plc*	2,404	45,195
Impax Laboratories, Inc.*	1,143	27,649
Innoviva, Inc.	1,304	14,461
Jazz Pharmaceuticals plc*	995	123,211
Johnson & Johnson	45,306	5,406,818
Mallinckrodt plc*	1,801	134,246
Merck & Co., Inc.	45,592	2,862,722
Mylan NV*	7,424	314,481
Pacira Pharmaceuticals, Inc.*	612	24,254
Perrigo Co. plc	2,359	214,645
Pfizer, Inc.	99,894	3,476,311

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Zoetis, Inc.	7,519	384,221
		19,239,253
TOTAL COMMON STOCKS (Cost $53,221,649)		47,866,997

No. of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp. CVR (Cost $—)*(c)(d)	5,189	5,760

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 10.4%

REPURCHASE AGREEMENT(e) - 10.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $8,928,935 (Cost $8,928,859)	8,928,859	8,928,859

Total Investments - 66.4% (Cost $62,150,508)		56,801,616
Other Assets Less Liabilities - 33.6%		28,717,813
Net assets - 100.0%		85,519,429

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,431,309.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 8/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 8/31/2016 amounted to $5,760, which represents approximately 0.01% of net assets of the fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVR	Contingent Value Rights

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,487
Aggregate gross unrealized depreciation	(5,493,827)
Net unrealized depreciation	$(5,377,340)
Federal income tax cost of investments	$62,178,956

Swap Agreements

Ultra Health Care had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$91,510	1/8/2018	Bank of America NA	0.40%	iShares® U.S. Healthcare ETF	$(805)
6,907,556	1/8/2018	Bank of America NA	0.71%	Dow Jones U.S. Health CareSM Index	7,012,925
471,147	1/8/2018	Citibank NA	0.74%	Dow Jones U.S. Health CareSM Index	(19,178)
7,854,399	11/7/2016	Credit Suisse International	0.81%	Dow Jones U.S. Health CareSM Index	8,000,835
145,523	11/6/2017	Deutsche Bank AG	0.24%	iShares® U.S. Healthcare ETF	(62,611)
4,898,488	11/6/2017	Deutsche Bank AG	1.04%	Dow Jones U.S. Health CareSM Index	1,601,944
144,603	1/8/2018	Goldman Sachs International	0.47%	iShares® U.S. Healthcare ETF	52,235
293,718	1/8/2018	Goldman Sachs International	0.94%	Dow Jones U.S. Health CareSM Index	7,881
146,001	11/7/2016	Morgan Stanley & Co. International plc	0.81%	iShares® U.S. Healthcare ETF	40,131
12,818,458	1/6/2017	Morgan Stanley & Co. International plc	0.81%	Dow Jones U.S. Health CareSM Index	5,038,122
88,948,464	11/6/2017	Societe Generale	0.91%	Dow Jones U.S. Health CareSM Index	6,570,003
397,690	11/6/2017	UBS AG	0.86%	Dow Jones U.S. Health CareSM Index	(142,021)
$123,117,557					$28,099,461

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 74.8%

Aerospace & Defense - 12.4%
B/E Aerospace, Inc.	656	33,161
Boeing Co. (The)	3,843	497,476
BWX Technologies, Inc.	666	25,847
Curtiss-Wright Corp.	286	25,711
DigitalGlobe, Inc.*	376	10,186
Esterline Technologies Corp.*	188	14,466
General Dynamics Corp.	1,844	280,694
Hexcel Corp.	596	26,731
Huntington Ingalls Industries, Inc.	302	49,881
KLX, Inc.*	338	12,621
L-3 Communications Holdings, Inc.	494	73,517
Lockheed Martin Corp.	1,680	408,190
Moog, Inc., Class A*	211	12,447
Northrop Grumman Corp.	1,158	245,577
Orbital ATK, Inc.	376	28,362
Raytheon Co.	1,906	267,088
Rockwell Collins, Inc.	836	69,965
Spirit AeroSystems Holdings, Inc., Class A*	767	35,144
Teledyne Technologies, Inc.*	221	23,678
Textron, Inc.	1,725	70,466
TransDigm Group, Inc.*	340	96,965
Triumph Group, Inc.	318	10,131
United Technologies Corp.	4,995	531,618
		2,849,922
Air Freight & Logistics - 3.9%
CH Robinson Worldwide, Inc.	916	63,589
Expeditors International of Washington, Inc.	1,168	59,159
FedEx Corp.	1,602	264,218
Hub Group, Inc., Class A*	220	8,965
United Parcel Service, Inc., Class B	4,431	483,954
XPO Logistics, Inc.*	579	20,728
		900,613
Building Products - 1.5%
Allegion plc	614	43,729
AO Smith Corp.	478	46,118
Armstrong Flooring, Inc.*	155	3,196
Armstrong World Industries, Inc.*	310	13,476
Fortune Brands Home & Security, Inc.	984	62,543
Lennox International, Inc.	249	40,106
Masco Corp.	2,136	75,785
Owens Corning	741	40,696
USG Corp.*	580	15,909
		341,558
Chemicals - 0.8%
Sherwin-Williams Co. (The)	505	143,273
Valspar Corp. (The)	468	49,332
		192,605
Commercial Services & Supplies - 2.5%
Cintas Corp.	556	65,336
Clean Harbors, Inc.*	336	16,061
Covanta Holding Corp.	838	12,478
Deluxe Corp.	314	21,405
Essendant, Inc.	238	4,610
MSA Safety, Inc.	204	11,883
Republic Services, Inc.	1,523	76,942
RR Donnelley & Sons Co.	1,344	22,982
Stericycle, Inc.*	545	46,859
Tetra Tech, Inc.	372	13,132
Tyco International plc	2,731	119,290
Waste Management, Inc.	2,652	169,569
		580,547
Construction & Engineering - 0.9%
AECOM*	984	30,337
Chicago Bridge & Iron Co. NV	608	18,106
EMCOR Group, Inc.	390	22,331
Fluor Corp.	894	46,399
Jacobs Engineering Group, Inc.*	783	41,256
KBR, Inc.	914	13,418
Quanta Services, Inc.*	969	24,932
Valmont Industries, Inc.	146	19,049
		215,828
Construction Materials - 0.9%
Eagle Materials, Inc.	310	24,915
Martin Marietta Materials, Inc.	408	74,676
Vulcan Materials Co.	855	97,359
		196,950
Containers & Packaging - 3.0%
AptarGroup, Inc.	405	31,582
Avery Dennison Corp.	572	44,296
Ball Corp.	1,116	88,376
Bemis Co., Inc.	608	31,981
Berry Plastics Group, Inc.*	776	35,223
Crown Holdings, Inc.*	895	48,536
Graphic Packaging Holding Co.	2,067	29,641
International Paper Co.	2,639	127,965
Owens-Illinois, Inc.*	1,039	18,629
Packaging Corp. of America	604	47,492
Sealed Air Corp.	1,265	59,619
Silgan Holdings, Inc.	260	12,511
Sonoco Products Co.	647	33,346
WestRock Co.	1,621	77,646
		686,843
Electrical Equipment - 3.5%
Acuity Brands, Inc.	281	77,309
AMETEK, Inc.	1,498	73,027
Eaton Corp. plc	2,940	195,628
Emerson Electric Co.	4,129	217,516
EnerSys	278	19,566
Generac Holdings, Inc.*	427	15,927
Hubbell, Inc.	334	36,175
Regal Beloit Corp.	287	17,602
Rockwell Automation, Inc.	836	96,917
Sensata Technologies Holding NV*	1,095	41,698
		791,365
Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	1,976	123,125
Anixter International, Inc.*	182	11,637
Arrow Electronics, Inc.*	588	38,708
Avnet, Inc.	825	34,386
Belden, Inc.	270	20,139
Cognex Corp.	546	27,169
FEI Co.	262	27,895
FLIR Systems, Inc.	883	27,223
IPG Photonics Corp.*	235	20,440
Itron, Inc.*	243	11,574
Jabil Circuit, Inc.	1,227	26,000
Keysight Technologies, Inc.*	1,093	33,260
Knowles Corp.*	569	7,909
Littelfuse, Inc.	144	18,259
National Instruments Corp.	647	18,077
TE Connectivity Ltd.	2,295	145,893
Trimble Navigation Ltd.*	1,611	44,142
VeriFone Systems, Inc.*	707	14,041
Vishay Intertechnology, Inc.	870	12,319
Zebra Technologies Corp., Class A*	335	23,437
		685,633
Industrial Conglomerates - 14.3%
3M Co.	3,893	697,781
Carlisle Cos., Inc.	412	43,202
General Electric Co.	59,020	1,843,785

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Honeywell International, Inc.	4,891	570,829
Roper Technologies, Inc.	650	115,407
		3,271,004
Internet Software & Services - 0.8%
CoStar Group, Inc.*	209	43,315
LinkedIn Corp., Class A*	757	145,912
		189,227
IT Services - 9.0%
Accenture plc, Class A	4,004	460,460
Alliance Data Systems Corp.*	378	77,331
Automatic Data Processing, Inc.	2,924	262,604
Booz Allen Hamilton Holding Corp.	821	24,926
Broadridge Financial Solutions, Inc.	759	52,599
Convergys Corp.	619	18,465
CoreLogic, Inc.*	570	23,381
Euronet Worldwide, Inc.*	317	24,602
Fidelity National Information Services, Inc.	1,781	141,287
First Data Corp., Class A*	1,171	16,300
Fiserv, Inc.*	1,427	147,052
FleetCor Technologies, Inc.*	499	81,936
Genpact Ltd.*	986	23,329
Global Payments, Inc.	988	75,039
Jack Henry & Associates, Inc.	506	44,159
MAXIMUS, Inc.	417	24,528
NeuStar, Inc., Class A*	349	8,868
Paychex, Inc.	2,057	124,798
PayPal Holdings, Inc.*	7,079	262,985
Sabre Corp.	1,316	37,045
Total System Services, Inc.	1,084	53,387
WEX, Inc.*	247	24,530
Xerox Corp.	6,112	60,203
		2,069,814
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,104	98,846
Mettler-Toledo International, Inc.*	172	69,328
PerkinElmer, Inc.	700	37,275
		205,449
Machinery - 9.3%
Actuant Corp., Class A	378	9,008
AGCO Corp.	455	22,086
Allison Transmission Holdings, Inc.	1,089	30,209
Caterpillar, Inc.	3,747	307,067
CLARCOR, Inc.	311	20,361
Colfax Corp.*	638	18,936
Crane Co.	318	20,454
Cummins, Inc.	1,017	127,745
Deere & Co.	1,916	161,998
Donaldson Co., Inc.	794	29,815
Dover Corp.	996	72,210
Flowserve Corp.	837	40,486
Fortive Corp.	1,923	101,284
Graco, Inc.	357	26,300
Hillenbrand, Inc.	404	12,989
IDEX Corp.	487	45,505
Illinois Tool Works, Inc.	2,076	246,733
Ingersoll-Rand plc	1,652	112,319
ITT, Inc.	578	20,912
Joy Global, Inc.	630	17,186
Kennametal, Inc.	511	14,288
Lincoln Electric Holdings, Inc.	402	25,551
Manitowoc Co., Inc. (The)	879	4,307
Manitowoc Foodservice, Inc.*	879	14,178
Mueller Industries, Inc.	367	12,683
Navistar International Corp.*	424	5,953
Nordson Corp.	344	33,963
Oshkosh Corp.	471	25,401
PACCAR, Inc.	2,249	134,580
Parker-Hannifin Corp.	864	105,866
Pentair plc	1,160	74,298
SPX Corp.*	267	5,057
SPX FLOW, Inc.*	268	7,882
Terex Corp.	701	17,020
Timken Co. (The)	442	14,970
Toro Co. (The)	353	34,294
Trinity Industries, Inc.	968	23,639
Wabtec Corp.	578	44,281
Woodward, Inc.	353	22,140
Xylem, Inc.	1,148	58,387
		2,122,341
Marine - 0.1%
Kirby Corp.*	346	18,027

Multi-Utilities - 0.1%
MDU Resources Group, Inc.	1,254	29,557

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	923	17,980

Professional Services - 1.2%
Advisory Board Co. (The)*	263	11,086
CEB, Inc.	207	12,461
Equifax, Inc.	764	100,772
FTI Consulting, Inc.*	266	11,781
ManpowerGroup, Inc.	459	32,800
Robert Half International, Inc.	843	32,312
Verisk Analytics, Inc.*	993	82,469
		283,681
Road & Rail - 4.7%
CSX Corp.	6,135	173,498
Genesee & Wyoming, Inc., Class A*	367	24,952
JB Hunt Transport Services, Inc.	571	45,332
Kansas City Southern	693	67,027
Landstar System, Inc.	272	18,831
Norfolk Southern Corp.	1,898	178,222
Old Dominion Freight Line, Inc.*	439	31,226
Ryder System, Inc.	345	22,604
Union Pacific Corp.	5,398	515,671
		1,077,363
Trading Companies & Distributors - 1.7%
Air Lease Corp.	614	18,039
Applied Industrial Technologies, Inc.	250	11,880
Fastenal Co.	1,854	79,926
GATX Corp.	263	11,533
HD Supply Holdings, Inc.*	1,185	42,790
Herc Holdings, Inc.*	160	5,410
MRC Global, Inc.*	633	9,286
MSC Industrial Direct Co., Inc., Class A	284	20,743
NOW, Inc.*	689	14,221
United Rentals, Inc.*	568	46,752
Watsco, Inc.	166	24,545
WESCO International, Inc.*	271	16,845
WW Grainger, Inc.	362	83,499
		385,469
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.	480	38,371

TOTAL COMMON STOCKS (Cost $17,866,130)		17,150,147

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT(a) - 10.0%

REPURCHASE AGREEMENT(b) - 10.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,297,995 (Cost $2,297,975)	2,297,975	2,297,975

Total Investments - 84.8% (Cost $20,164,105)		19,448,122
Other Assets Less Liabilities - 15.2%		3,493,219
Net assets - 100.0%		22,941,341

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,317,399.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,254
Aggregate gross unrealized depreciation	(884,828)
Net unrealized depreciation	$(738,574)
Federal income tax cost of investments	$20,186,696

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$1,107,708	1/8/2018	Bank of America NA	0.71%	Dow Jones U.S. IndustrialsSM Index	$123,757
1,785,550	11/7/2016	Bank of America NA	0.40%	iShares® U.S. Industrials ETF	517,926
491,916	11/7/2017	Citibank NA	0.74%	Dow Jones U.S. IndustrialsSM Index	429,026
6,889,297	1/8/2018	Credit Suisse International	0.81%	Dow Jones U.S. IndustrialsSM Index	760,610
518,453	11/6/2017	Deutsche Bank AG	0.84%	Dow Jones U.S. IndustrialsSM Index	204,175
1,719,036	1/6/2017	Deutsche Bank AG	0.24%	iShares® U.S. Industrials ETF	109,888
11,601,148	1/8/2018	Goldman Sachs International	0.94%	Dow Jones U.S. IndustrialsSM Index	93,594
325,097	11/6/2017	Morgan Stanley & Co. International plc	0.81%	Dow Jones U.S. IndustrialsSM Index	110,378
3,036,362	11/7/2016	Morgan Stanley & Co. International plc	0.76%	iShares® U.S. Industrials ETF	281,895
731,350	1/8/2018	Societe Generale	0.91%	Dow Jones U.S. IndustrialsSM Index	266,458
538,086	11/6/2017	UBS AG	0.86%	Dow Jones U.S. IndustrialsSM Index	207,303
$28,744,003					$3,105,010

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.2%

Electric Utilities - 0.3%
OGE Energy Corp.	14,195	441,890

Electrical Equipment - 0.1%
SolarCity Corp.*	4,263	88,074

Energy Equipment & Services - 11.8%
Archrock, Inc.	4,950	54,549
Atwood Oceanics, Inc.	4,145	32,745
Baker Hughes, Inc.	31,128	1,529,319
Bristow Group, Inc.	2,486	28,365
Core Laboratories NV	3,119	348,642
Diamond Offshore Drilling, Inc.	4,583	84,648
Dril-Quip, Inc.*	2,698	149,928
Ensco plc, Class A	21,418	162,563
Exterran Corp.*	2,498	35,297
FMC Technologies, Inc.*	16,090	453,738
Halliburton Co.	61,079	2,627,008
Helmerich & Payne, Inc.	7,680	464,333
Nabors Industries Ltd.	20,039	199,188
National Oilwell Varco, Inc.	26,803	898,973
Noble Corp. plc	17,288	99,579
Oceaneering International, Inc.	6,970	184,844
Oil States International, Inc.*	3,651	113,254
Patterson-UTI Energy, Inc.	10,476	204,177
Rowan Cos. plc, Class A	8,919	111,131
Schlumberger Ltd.	98,772	7,802,988
Superior Energy Services, Inc.	10,763	181,141
Transocean Ltd.*	24,402	236,699
US Silica Holdings, Inc.	4,514	177,174
Weatherford International plc*	63,669	348,269
		16,528,552
Oil, Gas & Consumable Fuels - 60.9%
Anadarko Petroleum Corp.	36,283	1,940,052
Antero Resources Corp.*	9,513	243,152
Apache Corp.	26,907	1,337,278
Cabot Oil & Gas Corp.	33,054	814,120
California Resources Corp.	2,920	28,996
Carrizo Oil & Gas, Inc.*	3,886	148,795
Cheniere Energy, Inc.*	16,740	718,146
Chesapeake Energy Corp.*	41,572	263,982
Chevron Corp.	133,971	13,474,803
Cimarex Energy Co.	6,740	890,893
Cobalt International Energy, Inc.*	23,899	28,679
Concho Resources, Inc.*	9,905	1,279,726
ConocoPhillips	88,029	3,613,590
Continental Resources, Inc.*	5,858	280,950
Denbury Resources, Inc.*	28,314	87,207
Devon Energy Corp.	37,248	1,613,956
Diamondback Energy, Inc.*	5,488	522,732
Energen Corp.	6,900	396,750
EOG Resources, Inc.	39,115	3,461,286
EQT Corp.	12,279	877,948
Exxon Mobil Corp.	294,755	25,684,951
Gulfport Energy Corp.*	8,910	254,826
Hess Corp.	18,738	1,017,473
HollyFrontier Corp.	12,497	323,422
Kinder Morgan, Inc.	130,074	2,842,117
Marathon Oil Corp.	60,254	905,015
Marathon Petroleum Corp.	37,662	1,601,012
Murphy Oil Corp.	11,506	307,440
Newfield Exploration Co.*	13,982	606,260
Noble Energy, Inc.	30,464	1,050,399
Oasis Petroleum, Inc.*	12,827	121,600
Occidental Petroleum Corp.	54,289	4,172,110
ONEOK, Inc.	14,935	700,302
PBF Energy, Inc., Class A	6,953	152,271
Phillips 66	33,250	2,608,463
Pioneer Natural Resources Co.	11,626	2,081,635
QEP Resources, Inc.	16,829	321,434
Range Resources Corp.	12,066	465,386
SemGroup Corp., Class A	3,672	114,199
SM Energy Co.	5,977	226,409
Southwestern Energy Co.*	33,644	467,988
Spectra Energy Corp.	48,636	1,732,414
Targa Resources Corp.	11,416	497,509
Teekay Corp.	3,359	24,286
Tesoro Corp.	8,529	643,257
Valero Energy Corp.	33,395	1,848,413
Western Refining, Inc.	5,704	143,513
Whiting Petroleum Corp.*	19,576	142,709
Williams Cos., Inc. (The)	48,551	1,356,515
World Fuel Services Corp.	5,035	224,460
WPX Energy, Inc.*	20,805	249,660
		84,910,489
Semiconductors & Semiconductor Equipment - 0.1%
First Solar, Inc.*	5,451	206,157

TOTAL COMMON STOCKS (Cost $126,689,322)		102,175,162

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 14.5%

REPURCHASE AGREEMENT(b) - 5.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $8,212,227 (Cost $8,212,158)	8,212,158	8,212,158
U.S. TREASURY OBLIGATION - 8.6%
U.S. Treasury Bill
0.22%, 10/20/2016 (Cost $11,996,423)(c)	12,000,000	11,996,423
TOTAL SHORT-TERM INVESTMENTS (Cost $20,208,581)		20,208,581

Total Investments - 87.7% (Cost $146,897,903)		122,383,743
Other Assets Less Liabilities - 12.3%		17,104,898
Net assets - 100.0%		139,488,641

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $40,733,411.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$585,772
Aggregate gross unrealized depreciation	(25,351,698)
Net unrealized depreciation	$(24,765,926)
Federal income tax cost of investments	$147,149,669

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$12,226,931	11/6/2017	Bank of America NA	0.66%	Dow Jones U.S. Oil & GasSM Index	$1,135,176
24,489,806	11/6/2017	Bank of America NA	0.35%	iShares® U.S. Energy ETF	(2,782,578)
204,318	11/6/2017	Citibank NA	0.74%	Dow Jones U.S. Oil & GasSM Index	37,933
18,818,523	11/6/2017	Credit Suisse International	0.81%	Dow Jones U.S. Oil & GasSM Index	2,059,274
1,241,624	11/6/2017	Deutsche Bank AG	1.14%	Dow Jones U.S. Oil & GasSM Index	111,893
18,041,484	11/6/2017	Deutsche Bank AG	0.24%	iShares® U.S. Energy ETF	786,242
291,497	11/6/2017	Goldman Sachs International	0.47%	iShares® U.S. Energy ETF	28,433
2,210,399	11/6/2017	Goldman Sachs International	0.94%	Dow Jones U.S. Oil & GasSM Index	218,244
412,666	11/7/2016	Morgan Stanley & Co. International plc	0.76%	iShares® U.S. Energy ETF	(1,090,197)
57,588,542	11/6/2017	Morgan Stanley & Co. International plc	0.81%	Dow Jones U.S. Oil & GasSM Index	(801,179)
5,710,071	11/6/2017	Societe Generale	0.91%	Dow Jones U.S. Oil & GasSM Index	480,693
35,373,208	11/6/2017	UBS AG	0.86%	Dow Jones U.S. Oil & GasSM Index	3,729,169
$176,609,069					$3,913,103

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas Exploration & Production

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 79.7%

Oil, Gas & Consumable Fuels - 79.7%
Anadarko Petroleum Corp.	402	21,495
Antero Resources Corp.*	770	19,681
Apache Corp.	398	19,781
Cabot Oil & Gas Corp.	851	20,960
California Resources Corp.	967	9,602
Callon Petroleum Co.*	1,370	19,933
Carrizo Oil & Gas, Inc.*	565	21,634
Chesapeake Energy Corp.*	4,821	30,613
Chevron Corp.	209	21,021
Cimarex Energy Co.	186	24,585
Cobalt International Energy, Inc.*	3,037	3,644
Concho Resources, Inc.*	178	22,998
ConocoPhillips	479	19,663
Continental Resources, Inc.*	522	25,035
CVR Energy, Inc.	365	5,325
Delek US Holdings, Inc.	797	13,987
Denbury Resources, Inc.*	5,578	17,180
Devon Energy Corp.	607	26,301
Diamondback Energy, Inc.*	238	22,669
Energen Corp.	460	26,450
EOG Resources, Inc.	261	23,096
EQT Corp.	282	20,163
Exxon Mobil Corp.	237	20,652
Green Plains, Inc.	299	7,260
Gulfport Energy Corp.*	652	18,647
Hess Corp.	369	20,037
HollyFrontier Corp.	788	20,393
Kosmos Energy Ltd.*	771	4,788
Laredo Petroleum, Inc.*	1,755	21,551
Marathon Oil Corp.	1,588	23,852
Marathon Petroleum Corp.	585	24,868
Matador Resources Co.*	678	15,560
Memorial Resource Development Corp.*	1,257	18,101
Murphy Oil Corp.	725	19,372
Newfield Exploration Co.*	535	23,198
Noble Energy, Inc.	583	20,102
Oasis Petroleum, Inc.*	2,152	20,401
Occidental Petroleum Corp.	282	21,672
Par Pacific Holdings, Inc.*	73	894
Parsley Energy, Inc., Class A*	803	27,182
PBF Energy, Inc., Class A	840	18,396
PDC Energy, Inc.*	378	25,099
Phillips 66	266	20,868
Pioneer Natural Resources Co.	134	23,993
QEP Resources, Inc.	1,133	21,640
Range Resources Corp.	493	19,015
Rice Energy, Inc.*	1,035	27,221
RSP Permian, Inc.*	632	24,680
Sanchez Energy Corp.*	1,134	9,741
SM Energy Co.	715	27,084
Southwestern Energy Co.*	1,620	22,534
Synergy Resources Corp.*	1,912	12,524
Tesoro Corp.	276	20,816
Valero Energy Corp.	399	22,085
Western Refining, Inc.	1,036	26,066
Whiting Petroleum Corp.*	1,789	13,042
World Fuel Services Corp.	252	11,234
WPX Energy, Inc.*	2,129	25,548
TOTAL COMMON STOCKS (Cost $1,124,613)		1,135,932

Principal Amount ($)

SHORT-TERM INVESTMENT - 14.6%

REPURCHASE AGREEMENT(a) - 14.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $208,833 (Cost $208,832)	208,832	208,832

Total Investments - 94.3% (Cost $1,333,445)	1,344,764
Other Assets Less Liabilities - 5.7%	81,291
Net assets - 100.0%	1,426,055

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,306
Aggregate gross unrealized depreciation	(167,044)
Net unrealized appreciation	$(5,738)
Federal income tax cost of investments	$1,350,502

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Oil & Gas Exploration & Production had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$359,127	11/6/2017	Bank of America NA	0.01%	S&P Oil & Gas Exploration & Production Select Industry Index	$(8,469)
769,519	11/6/2017	Deutsche Bank AG	(1.26)%	S&P Oil & Gas Exploration & Production Select Industry Index	(15,478)
19,280	11/7/2016	Goldman Sachs International	(1.31)%	SPDR S&P Oil & Gas Exploration & Production ETF	(468)
30,818	11/7/2016	Morgan Stanley & Co. International plc	(0.94)%	S&P Oil & Gas Exploration & Production Select Industry Index	(504,549)
213,274	1/6/2017	Societe Generale	(0.69)%	S&P Oil & Gas Exploration & Production Select Industry Index	(76,541)
318,306	1/6/2017	UBS AG	(0.49)%	S&P Oil & Gas Exploration & Production Select Industry Index	(7,769)
$1,710,324					$(613,274)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares		Value ($)

COMMON STOCKS(a) - 44.8%

Equity Real Estate Investment Trusts (REITs) - 41.7%
Alexandria Real Estate Equities, Inc.	7,981		878,628
American Campus Communities, Inc.	13,351		669,019
American Homes 4 Rent, Class A	18,048		394,710
American Tower Corp.	43,457		4,927,155
Apartment Investment & Management Co., Class A	16,030		724,235
Apple Hospitality REIT, Inc.	15,912		312,193
AvalonBay Communities, Inc.	14,040		2,457,140
Boston Properties, Inc.	15,723		2,203,264
Brandywine Realty Trust	17,914		288,953
Brixmor Property Group, Inc.	26,343		752,356
Camden Property Trust	8,905		781,592
Care Capital Properties, Inc.	8,592		257,674
CBL & Associates Properties, Inc.	15,559		222,027
Colony Starwood Homes	—	(b)	12
Columbia Property Trust, Inc.	12,638		298,004
Communications Sales & Leasing, Inc.	13,968		435,802
Corporate Office Properties Trust	9,688		276,302
Corrections Corp. of America	12,025		191,558
Cousins Properties, Inc.	20,431		225,150
Crown Castle International Corp.	34,484		3,268,049
CubeSmart	18,171		500,248
DCT Industrial Trust, Inc.	9,063		441,459
DDR Corp.	31,418		594,114
DiamondRock Hospitality Co.	20,558		217,709
Digital Realty Trust, Inc.	15,028		1,489,124
Douglas Emmett, Inc.	14,372		539,812
Duke Realty Corp.	35,410		995,729
DuPont Fabros Technology, Inc.	7,617		322,961
EastGroup Properties, Inc.	3,294		241,714
EPR Properties	6,510		509,863
Equinix, Inc.	7,107		2,619,996
Equity Commonwealth*	12,846		401,951
Equity LifeStyle Properties, Inc.	8,226		637,762
Equity Residential	37,412		2,426,916
Essex Property Trust, Inc.	6,697		1,520,889
Extra Space Storage, Inc.	12,816		1,032,329
Federal Realty Investment Trust	7,258		1,154,022
Forest City Realty Trust, Inc., Class A	22,468		531,593
Four Corners Property Trust, Inc.	5,516		114,236
Gaming and Leisure Properties, Inc.	19,442		665,111
General Growth Properties, Inc.	59,665		1,738,638
GEO Group, Inc. (The)	7,571		151,723
HCP, Inc.	47,810		1,880,367
Healthcare Realty Trust, Inc.	11,547		404,838
Healthcare Trust of America, Inc., Class A	13,984		471,820
Highwoods Properties, Inc.	9,970		528,809
Hospitality Properties Trust	16,638		507,293
Host Hotels & Resorts, Inc.	76,493		1,363,105
Iron Mountain, Inc.	24,465		939,701
Kilroy Realty Corp.	9,435		685,264
Kimco Realty Corp.	42,954		1,290,768
Kite Realty Group Trust	8,533		246,433
Lamar Advertising Co., Class A	8,438		525,941
LaSalle Hotel Properties	11,572		324,710
Lexington Realty Trust	21,650		233,603
Liberty Property Trust	15,008		618,780
Life Storage, Inc.	4,744		426,960
Macerich Co. (The)	12,919		1,057,937
Mack-Cali Realty Corp.	9,175		254,698
Medical Properties Trust, Inc.	24,348		371,794
Mid-America Apartment Communities, Inc.	7,729		726,449
National Retail Properties, Inc.	14,742		738,574
New Residential Investment Corp.	25,640		367,934
NorthStar Realty Europe Corp.	6,211		63,601
NorthStar Realty Finance Corp.	18,477		246,483
Omega Healthcare Investors, Inc.	16,949		613,554
Outfront Media, Inc.	14,116		315,069
Paramount Group, Inc.	17,227		310,086
Pebblebrook Hotel Trust	7,376		221,575
Piedmont Office Realty Trust, Inc., Class A	14,854		320,995
Post Properties, Inc.	5,475		362,883
Potlatch Corp.	4,165		157,729
Prologis, Inc.	53,775		2,855,990
Public Storage	15,085		3,378,135
Rayonier, Inc.	12,542		345,281
Realty Income Corp.	26,370		1,733,300
Regency Centers Corp.	10,503		845,912
Retail Properties of America, Inc., Class A	24,294		412,998
RLJ Lodging Trust	12,775		298,168
Ryman Hospitality Properties, Inc.	5,212		281,239
Senior Housing Properties Trust	24,307		543,018
Simon Property Group, Inc.	31,670		6,823,935
SL Green Realty Corp.	10,260		1,207,807
Spirit Realty Capital, Inc.	49,096		650,522
Sun Communities, Inc.	6,395		489,345
Sunstone Hotel Investors, Inc.	22,169		307,927
Tanger Factory Outlet Centers, Inc.	9,728		395,346
Taubman Centers, Inc.	6,177		479,768
UDR, Inc.	27,343		989,270
Urban Edge Properties	9,460		271,124
Ventas, Inc.	34,610		2,515,109
VEREIT, Inc.	98,794		1,032,397
Vornado Realty Trust	18,163		1,876,420
Washington Prime Group, Inc.	18,968		260,620
Washington Real Estate Investment Trust	7,467		242,677
Weingarten Realty Investors	11,816		487,410
Welltower, Inc.	36,541		2,804,522
Weyerhaeuser Co.	76,468		2,435,506
WP Carey, Inc.	9,983		665,367
Xenia Hotels & Resorts, Inc.	11,050		186,082
			89,804,670
Mortgage Real Estate Investment Trusts (REITs) - 1.9%
American Capital Agency Corp.	33,880		654,223
Annaly Capital Management, Inc.	104,239		1,116,400
Blackstone Mortgage Trust, Inc.	9,613		286,660
Chimera Investment Corp.	19,215		316,855
Colony Capital, Inc.	11,641		215,009
CYS Investments, Inc.	15,513		136,670
Invesco Mortgage Capital, Inc.	11,421		179,767
MFA Financial, Inc.	37,982		293,221
Redwood Trust, Inc.	7,878		116,594
Starwood Property Trust, Inc.	24,327		557,088
Two Harbors Investment Corp.	35,576		316,626
			4,189,113
Real Estate Management & Development - 1.2%
Alexander & Baldwin, Inc.	4,713		189,133
CBRE Group, Inc., Class A*	29,871		892,844
Howard Hughes Corp. (The)*	3,669		433,749
Jones Lang LaSalle, Inc.	4,618		539,151
Realogy Holdings Corp.	14,946		401,151
St Joe Co. (The)*	7,609		143,734
			2,599,762
TOTAL COMMON STOCKS (Cost $103,584,107)			96,593,545

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 12.0%

REPURCHASE AGREEMENT(c) - 7.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $16,737,720 (Cost $16,737,577)	16,737,577	16,737,577
U.S. TREASURY OBLIGATION - 4.2%
U.S. Treasury Bill
0.22%, 10/20/2016 (Cost $8,997,317)(d)	9,000,000	8,997,317
TOTAL SHORT-TERM INVESTMENTS (Cost $25,734,894)		25,734,894

Total Investments - 56.8% (Cost $129,319,001)		122,328,439
Other Assets Less Liabilities - 43.2%		92,972,152
Net assets - 100.0%		215,300,591

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $14,709,460.
(b)	Amount represents less than one share.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(d)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,757
Aggregate gross unrealized depreciation	(6,804,410)
Net unrealized depreciation	$(6,698,653)
Federal income tax cost of investments	$129,027,092

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Real Estate had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$1,596,254	11/6/2017	Bank of America NA	0.91%	Dow Jones U.S. Real EstateSM Index	$1,172,400
13,940,844	1/6/2017	Bank of America NA	0.50%	iShares® U.S. Real Estate ETF	12,133,172
11,640,560	1/6/2017	Citibank NA	1.14%	Dow Jones U.S. Real EstateSM Index	11,982,144
1,284,969	1/8/2018	Credit Suisse International	0.81%	Dow Jones U.S. Real EstateSM Index	1,033,541
17,821,563	11/6/2017	Deutsche Bank AG	0.54%	Dow Jones U.S. Real EstateSM Index	9,513,474
99,949,810	1/8/2018	Deutsche Bank AG	0.34%	iShares® U.S. Real Estate ETF	(34,872)
7,289,253	1/8/2018	Goldman Sachs International	0.47%	iShares® U.S. Real Estate ETF	5,335,369
11,860,133	11/7/2016	Goldman Sachs International	0.94%	Dow Jones U.S. Real EstateSM Index	10,985,576
1,306,155	11/6/2017	Morgan Stanley & Co. International plc	0.71%	Dow Jones U.S. Real EstateSM Index	396,804
4,847,454	11/6/2017	Morgan Stanley & Co. International plc	0.01%	iShares® U.S. Real Estate ETF	2,463,843
143,585,303	11/7/2016	Societe Generale	0.96%	Dow Jones U.S. Real EstateSM Index	16,793,562
18,565,460	11/6/2017	UBS AG	0.86%	Dow Jones U.S. Real EstateSM Index	19,016,896
$333,687,758					$90,791,909

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P Regional Banking

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.7%

Banks - 72.7%
Ameris Bancorp	402	13,998
Associated Banc-Corp.	2,287	45,374
Banc of California, Inc.	1,388	30,980
BancorpSouth, Inc.	1,437	35,781
Bank of Hawaii Corp.	526	37,893
Bank of the Ozarks, Inc.	3,217	126,042
BankUnited, Inc.	1,948	62,628
Banner Corp.	326	14,435
BB&T Corp.	5,222	201,047
Berkshire Hills Bancorp, Inc.	196	5,466
BOK Financial Corp.	795	54,911
Boston Private Financial Holdings, Inc.	981	12,635
Brookline Bancorp, Inc.	567	6,770
Capital Bank Financial Corp., Class A	220	6,888
Cardinal Financial Corp.	286	7,679
Cathay General Bancorp	1,058	33,242
CenterState Banks, Inc.	327	5,879
Central Pacific Financial Corp.	308	7,882
Chemical Financial Corp.	537	24,826
CIT Group, Inc.	5,517	203,467
Citizens Financial Group, Inc.	8,351	206,854
City Holding Co.	140	7,083
Columbia Banking System, Inc.	574	18,965
Commerce Bancshares, Inc.	1,026	51,998
Community Bank System, Inc.	322	15,279
Cullen/Frost Bankers, Inc.	1,617	117,879
Customers Bancorp, Inc.*	325	8,690
CVB Financial Corp.	1,442	25,653
Eagle Bancorp, Inc.*	291	15,062
East West Bancorp, Inc.	2,026	75,246
Fifth Third Bancorp	10,122	204,060
First BanCorp*	1,344	6,586
First Citizens BancShares, Inc., Class A	36	10,257
First Commonwealth Financial Corp.	595	6,075
First Financial Bancorp	449	9,788
First Financial Bankshares, Inc.	346	12,671
First Horizon National Corp.	4,330	66,595
First Interstate BancSystem, Inc., Class A	233	7,162
First Midwest Bancorp, Inc.	938	18,357
First Republic Bank	1,868	143,761
FNB Corp.	3,026	37,795
Fulton Financial Corp.	2,187	31,624
Glacier Bancorp, Inc.	743	22,245
Great Western Bancorp, Inc.	1,091	37,356
Hancock Holding Co.	1,327	43,300
Hanmi Financial Corp.	365	9,574
Hilltop Holdings, Inc.*	626	14,173
Home BancShares, Inc.	1,048	24,523
Hope Bancorp, Inc.	1,053	18,112
Huntington Bancshares, Inc.	18,857	188,759
IBERIABANK Corp.	636	43,738
Independent Bank Corp.	196	10,384
International Bancshares Corp.	269	7,976
Investors Bancorp, Inc.	7,983	97,792
KeyCorp	15,309	192,281
LegacyTexas Financial Group, Inc.	520	15,772
M&T Bank Corp.	1,596	188,855
MB Financial, Inc.	697	27,308
National Bank Holdings Corp., Class A	315	7,541
NBT Bancorp, Inc.	202	6,523
OFG Bancorp	1,066	11,630
Old National Bancorp	2,403	34,026
Opus Bank	293	10,232
Pacific Premier Bancorp, Inc.*	214	5,776
PacWest Bancorp	2,061	89,262
People’s United Financial, Inc.	9,800	159,250
Pinnacle Financial Partners, Inc.	503	28,515
PNC Financial Services Group, Inc. (The)	2,156	194,256
Popular, Inc.	1,088	42,769
PrivateBancorp, Inc.	1,492	68,557
Prosperity Bancshares, Inc.	985	54,638
Regions Financial Corp.	19,702	196,429
Renasant Corp.	302	10,706
ServisFirst Bancshares, Inc.	279	14,622
Signature Bank*	1,306	159,345
Simmons First National Corp., Class A	197	9,887
South State Corp.	206	15,654
Southside Bancshares, Inc.	174	5,716
State Bank Financial Corp.	181	4,174
Sterling Bancorp	1,841	32,862
SunTrust Banks, Inc.	4,415	194,569
SVB Financial Group*	1,536	170,588
Synovus Financial Corp.	2,372	78,466
TCF Financial Corp.	2,850	41,752
Texas Capital Bancshares, Inc.*	1,118	58,717
Trustmark Corp.	930	26,375
UMB Financial Corp.	647	39,338
Umpqua Holdings Corp.	3,982	65,384
United Bankshares, Inc.	643	25,334
United Community Banks, Inc.	1,145	24,022
Valley National Bancorp	4,461	43,049
Webster Financial Corp.	1,637	63,237
Westamerica Bancorp	364	18,506
Western Alliance Bancorp*	1,634	62,451
Wintrust Financial Corp.	666	37,016
Zions Bancorp	6,674	204,158
TOTAL COMMON STOCKS (Cost $5,065,748)		5,292,743

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 20.0%

REPURCHASE AGREEMENT(b) - 20.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $1,455,048 (Cost $1,455,036)	1,455,036	1,455,036

Total Investments - 92.7% (Cost $6,520,784)		6,747,779
Other Assets Less Liabilities - 7.3%		532,927
Net assets - 100.0%		7,280,706

See accompanying notes to schedules of portfolio investments.

*                             Non-income producing security.

(a)                     All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,339,858.

(b)                     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,542
Aggregate gross unrealized depreciation	(101,057)
Net unrealized appreciation	$165,485
Federal income tax cost of investments	$6,582,294

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra S&P Regional Banking had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$3,513,196	11/7/2016	Bank of America NA	0.41%	S&P Regional Banks Select Industry Index	$(89,582)
420,932	11/7/2016	Deutsche Bank AG	0.44%	S&P Regional Banks Select Industry Index	12,332
1,592,657	11/7/2016	Morgan Stanley & Co. International plc	0.51%	S&P Regional Banks Select Industry Index	197,530
3,357,719	5/8/2017	Societe Generale	0.91%	S&P Regional Banks Select Industry Index	254,103
368,660	11/7/2016	UBS AG	0.86%	S&P Regional Banks Select Industry Index	103,753
$9,253,164					$478,136

(1)                     Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.7%

Communications Equipment - 0.4%
Infinera Corp.*	4,586	39,348
InterDigital, Inc.	1,121	80,050
		119,398
Semiconductors & Semiconductor Equipment - 72.3%
Advanced Micro Devices, Inc.*	20,839	154,209
Analog Devices, Inc.	9,965	623,410
Applied Materials, Inc.	35,311	1,053,680
Broadcom Ltd.	12,026	2,121,627
Cavium, Inc.*	2,122	118,153
Cree, Inc.*	3,256	78,177
Cypress Semiconductor Corp.	10,108	120,588
Fairchild Semiconductor International, Inc.*	3,682	73,272
Integrated Device Technology, Inc.*	4,333	87,050
Intel Corp.	153,093	5,494,508
KLA-Tencor Corp.	5,048	349,625
Lam Research Corp.	5,174	482,838
Linear Technology Corp.	7,752	451,477
Marvell Technology Group Ltd.	15,271	189,360
Maxim Integrated Products, Inc.	9,218	375,357
Microchip Technology, Inc.	6,965	431,203
Micron Technology, Inc.*	33,622	554,427
Microsemi Corp.*	3,667	146,533
NVIDIA Corp.	16,447	1,008,859
ON Semiconductor Corp.*	13,448	145,238
Qorvo, Inc.*	4,135	237,473
QUALCOMM, Inc.	47,624	3,003,646
Semtech Corp.*	2,116	56,286
Silicon Laboratories, Inc.*	1,259	72,141
Skyworks Solutions, Inc.	6,168	461,736
Synaptics, Inc.*	1,194	68,022
Teradyne, Inc.	6,587	138,722
Texas Instruments, Inc.	32,558	2,264,083
Xilinx, Inc.	8,226	445,931
		20,807,631
TOTAL COMMON STOCKS (Cost $18,088,784)		20,927,029

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 16.9%

REPURCHASE AGREEMENT(b) - 16.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,852,035 (Cost $4,851,994)	4,851,994	4,851,994

Total Investments - 89.6% (Cost $22,940,778)		25,779,023
Other Assets Less Liabilities - 10.4%		2,991,715
Net assets - 100.0%		28,770,738

*                             Non-income producing security.

(a)                     All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,344,422.

(b)                     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,670,978
Aggregate gross unrealized depreciation	(341,032)
Net unrealized appreciation	$2,329,946
Federal income tax cost of investments	$23,449,077

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$6,388,680	11/7/2016	Bank of America NA	0.81%	Dow Jones U.S. SemiconductorsSM Index	$597,170
480,432	11/6/2017	Credit Suisse International	0.81%	Dow Jones U.S. SemiconductorsSM Index	61,352
18,767,813	1/8/2018	Deutsche Bank AG	0.74%	Dow Jones U.S. SemiconductorsSM Index	746,302
5,830,223	11/7/2016	Morgan Stanley & Co. International plc	0.81%	Dow Jones U.S. SemiconductorsSM Index	570,204
3,638,768	11/7/2016	Societe Generale	0.91%	Dow Jones U.S. SemiconductorsSM Index	672,035
1,384,385	11/6/2017	UBS AG	0.86%	Dow Jones U.S. SemiconductorsSM Index	131,466
$36,490,301					$2,778,529

(1)                     Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 56.0%

Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.	3,222	60,445

Communications Equipment - 3.7%
Arista Networks, Inc.*	607	48,366
ARRIS International plc*	2,990	83,929
Brocade Communications Systems, Inc.	7,978	71,642
Ciena Corp.*	2,207	47,340
Cisco Systems, Inc.	86,023	2,704,563
CommScope Holding Co., Inc.*	2,525	74,664
EchoStar Corp., Class A*	788	30,543
F5 Networks, Inc.*	1,143	140,280
Finisar Corp.*	1,842	39,014
Harris Corp.	2,131	198,140
Infinera Corp.*	2,419	20,755
InterDigital, Inc.	591	42,203
Juniper Networks, Inc.	6,037	139,334
Lumentum Holdings, Inc.*	809	28,412
Motorola Solutions, Inc.	2,713	208,874
NetScout Systems, Inc.*	1,603	47,417
Palo Alto Networks, Inc.*	1,305	173,787
Plantronics, Inc.	572	28,972
Polycom, Inc.*	2,324	28,911
ViaSat, Inc.*	774	58,081
Viavi Solutions, Inc.*	3,979	30,957
		4,246,184
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	2,516	112,339
Corning, Inc.	18,395	417,383
Ingram Micro, Inc., Class A	2,539	88,764
Tech Data Corp.*	606	44,989
		663,475
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc.*	3,196	41,260
athenahealth, Inc.*	670	82,028
Cerner Corp.*	5,144	331,994
IMS Health Holdings, Inc.*	2,541	75,773
Medidata Solutions, Inc.*	978	52,910
		583,965
Household Durables - 0.1%
Garmin Ltd.	2,009	98,602

Internet & Direct Marketing Retail - 0.0%(b)
Expedia, Inc.	1	109

Internet Software & Services - 13.0%
Akamai Technologies, Inc.*	3,000	164,700
Alphabet, Inc., Class A*	5,027	3,970,576
Alphabet, Inc., Class C*	5,056	3,878,205
CommerceHub, Inc., Series A*	233	3,446
CommerceHub, Inc., Series C*	469	6,908
eBay, Inc.*	18,080	581,453
Facebook, Inc., Class A*	39,536	4,986,280
IAC/InterActiveCorp*	1,321	77,556
j2 Global, Inc.	792	53,991
Pandora Media, Inc.*	3,675	51,450
Rackspace Hosting, Inc.*	1,827	57,459
Twitter, Inc.*	10,444	200,629
VeriSign, Inc.*	1,633	121,577
Yahoo!, Inc.*	14,947	638,984
Zillow Group, Inc., Class A*	771	26,083
Zillow Group, Inc., Class C*	1,787	60,490
		14,879,787
IT Services - 3.5%
Amdocs Ltd.	2,575	154,809
CACI International, Inc., Class A*	414	41,135
Cognizant Technology Solutions Corp., Class A*	10,363	595,251
Computer Sciences Corp.	2,374	111,673
CSRA, Inc.	2,350	59,666
DST Systems, Inc.	533	64,765
EPAM Systems, Inc.*	727	49,588
Gartner, Inc.*	1,412	128,492
International Business Machines Corp.	15,101	2,399,247
Leidos Holdings, Inc.	2,429	98,399
Science Applications International Corp.	704	44,922
Teradata Corp.*	2,223	70,536
Vantiv, Inc., Class A*	2,674	143,701
		3,962,184
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc.*	10,988	81,311
Analog Devices, Inc.	5,254	328,690
Applied Materials, Inc.	18,625	555,770
Broadcom Ltd.	6,348	1,119,914
Cavium, Inc.*	1,118	62,250
Cree, Inc.*	1,718	41,249
Cypress Semiconductor Corp.	5,336	63,659
Fairchild Semiconductor International, Inc.*	1,943	38,666
Integrated Device Technology, Inc.*	2,287	45,946
Intel Corp.	80,760	2,898,477
KLA-Tencor Corp.	2,659	184,162
Lam Research Corp.	2,729	254,670
Linear Technology Corp.	4,092	238,318
Marvell Technology Group Ltd.	8,058	99,919
Maxim Integrated Products, Inc.	4,860	197,899
Microchip Technology, Inc.	3,664	226,838
Micron Technology, Inc.*	17,737	292,483
Microsemi Corp.*	1,932	77,203
NVIDIA Corp.	8,679	532,370
ON Semiconductor Corp.*	7,094	76,615
Qorvo, Inc.*	2,186	125,542
QUALCOMM, Inc.	25,118	1,584,192
Semtech Corp.*	1,113	29,606
Silicon Laboratories, Inc.*	660	37,818
Skyworks Solutions, Inc.	3,249	243,220
Synaptics, Inc.*	634	36,119
Teradyne, Inc.	3,479	73,268
Texas Instruments, Inc.	17,177	1,194,489
Xilinx, Inc.	4,341	235,326
		10,975,989
Software - 13.7%
ACI Worldwide, Inc.*	1,993	38,066
Adobe Systems, Inc.*	8,554	875,160
ANSYS, Inc.*	1,511	143,681
Aspen Technology, Inc.*	1,398	63,553
Autodesk, Inc.*	3,846	259,220
Blackbaud, Inc.	811	54,637
CA, Inc.	5,059	171,551
Cadence Design Systems, Inc.*	5,144	130,863
CDK Global, Inc.	2,661	154,285
Citrix Systems, Inc.*	2,655	231,516
CommVault Systems, Inc.*	703	36,233
Fair Isaac Corp.	533	68,192
FireEye, Inc.*	2,532	36,360
Fortinet, Inc.*	2,492	90,061
Guidewire Software, Inc.*	1,230	75,682
Intuit, Inc.	4,381	488,263
Manhattan Associates, Inc.*	1,232	74,561
Mentor Graphics Corp.	1,721	41,321
Microsoft Corp.	134,436	7,724,693
NetSuite, Inc.*	646	70,349
Nuance Communications, Inc.*	3,818	55,666
Oracle Corp.	53,232	2,194,223

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Proofpoint, Inc.*	712	54,788
PTC, Inc.*	1,957	83,505
Red Hat, Inc.*	3,105	226,603
salesforce.com, Inc.*	10,891	864,963
ServiceNow, Inc.*	2,620	190,395
Splunk, Inc.*	2,262	131,739
SS&C Technologies Holdings, Inc.	2,741	90,316
Symantec Corp.	10,472	252,689
Synopsys, Inc.*	2,599	154,095
Tableau Software, Inc., Class A*	947	54,954
Tyler Technologies, Inc.*	553	90,664
Ultimate Software Group, Inc. (The)*	489	102,172
Verint Systems, Inc.*	1,062	36,235
VMware, Inc., Class A*	1,363	99,949
Workday, Inc., Class A*	2,016	170,937
		15,682,140
Technology Hardware, Storage & Peripherals - 11.2%
3D Systems Corp.*	1,817	26,346
Apple, Inc.	93,680	9,939,448
Diebold, Inc.	1,284	36,029
Electronics For Imaging, Inc.*	802	37,758
EMC Corp.	33,403	968,353
Hewlett Packard Enterprise Co.	28,417	610,397
HP, Inc.	29,260	420,466
Lexmark International, Inc., Class A	1,072	38,388
NCR Corp.*	2,122	71,830
NetApp, Inc.	4,941	170,909
Seagate Technology plc	5,109	172,378
Western Digital Corp.	4,813	224,623
		12,716,925
TOTAL COMMON STOCKS (Cost $66,324,010)		63,869,805

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 10.7%

REPURCHASE AGREEMENT(c) - 10.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $12,226,925 (Cost $12,226,822)	12,226,822	12,226,822

Total Investments - 66.7% (Cost $78,550,832)		76,096,627
Other Assets Less Liabilities - 33.3%		37,951,876
Net assets - 100.0%		114,048,503

*                             Non-income producing security.

(a)                     All or a portion of this security is segregated in connection with obligations for swaps with a total value of $41,514,143.

(b)                     Represents less than 0.05% of net assets.

(c)                      The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,788,468
Aggregate gross unrealized depreciation	(4,301,685)
Net unrealized depreciation	$(2,513,217)
Federal income tax cost of investments	$78,609,844

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$4,865,043	1/8/2018	Bank of America NA	0.81%	Dow Jones U.S. TechnologySM Index	$959,379
42,742,250	1/8/2018	Bank of America NA	0.45%	iShares® U.S. Technology ETF	3,441,476
1,816,540	1/8/2018	Citibank NA	0.74%	Dow Jones U.S. TechnologySM Index	(7,446)
2,694,841	1/8/2018	Credit Suisse International	0.81%	Dow Jones U.S. TechnologySM Index	897,395
9,629,755	1/8/2018	Deutsche Bank AG	0.64%	Dow Jones U.S. TechnologySM Index	9,607,280
4,482,948	11/7/2016	Goldman Sachs International	0.94%	Dow Jones U.S. TechnologySM Index	3,760,776
8,023,589	1/8/2018	Goldman Sachs International	0.47%	iShares® U.S. Technology ETF	1,581,361
4,088,827	1/6/2017	Morgan Stanley & Co. International plc	0.76%	iShares® U.S. Technology ETF	3,419,298
64,666,728	1/8/2018	Morgan Stanley & Co. International plc	0.81%	Dow Jones U.S. TechnologySM Index	11,785,553
20,911,438	1/8/2018	Societe Generale	0.91%	Dow Jones U.S. TechnologySM Index	863,814
495,382	11/6/2017	UBS AG	0.86%	Dow Jones U.S. TechnologySM Index	(2,049)
$164,417,341					$36,306,837

(1)                     Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.7%

Diversified Telecommunication Services - 60.5%
AT&T, Inc.	40,966	1,674,690
ATN International, Inc.	7,001	457,445
CenturyLink, Inc.	34,420	956,876
Cincinnati Bell, Inc.*	131,159	548,245
Consolidated Communications Holdings, Inc.	22,729	546,633
Frontier Communications Corp.	149,982	689,917
General Communication, Inc., Class A*	31,138	432,818
Globalstar, Inc.*	346,139	539,977
Iridium Communications, Inc.*	58,189	484,714
Level 3 Communications, Inc.*	17,615	874,232
SBA Communications Corp., Class A*	8,726	996,073
Verizon Communications, Inc.	30,721	1,607,630
Vonage Holdings Corp.*	110,785	643,661
Windstream Holdings, Inc.	60,600	515,706
		10,968,617
Software - 3.0%
8x8, Inc.	40,718	540,328

Wireless Telecommunication Services - 24.2%
NII Holdings, Inc.*	123,778	412,181
Shenandoah Telecommunications Co.	16,612	427,261
Spok Holdings, Inc.	24,648	407,924
Sprint Corp.*	177,576	1,097,420
Telephone & Data Systems, Inc.	22,990	640,731
T-Mobile US, Inc.*	20,425	946,494
United States Cellular Corp.*	12,445	463,203
		4,395,214
TOTAL COMMON STOCKS (Cost $15,642,169)		15,904,159

	No. of Rights

RIGHTS - 0.1%

Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. CVR (Cost $—)*(b)(c)	6,893	17,371

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 2.2%

REPURCHASE AGREEMENT(d) - 2.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $395,337 (Cost $395,334)	395,334	395,334

Total Investments - 90.0% (Cost $16,037,503)		16,316,864
Other Assets Less Liabilities - 10.0%		1,814,735
Net assets - 100.0%		18,131,599

*                             Non-income producing security.

(a)                     All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,345,055.

(b)                     Security fair valued as of 8/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 8/31/2016 amounted to $17,371, which represents approximately 0.10% of net assets of the fund.

(c)                      Illiquid security.

(d)                     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVR       Contingent Value Rights

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$426,364
Aggregate gross unrealized depreciation	(180,935)
Net unrealized appreciation	$245,429
Federal income tax cost of investments	$16,071,435

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$727,024	11/6/2017	Bank of America NA	0.56%	Dow Jones U.S. Select TelecommunicationsSM Index	$83,579
2,156,820	1/6/2017	Bank of America NA	0.20%	iShares® U.S. Telecommunications ETF	81,062
288,951	1/8/2018	Citibank NA	0.74%	Dow Jones U.S. Select TelecommunicationsSM Index	50,814
76,692	1/8/2018	Credit Suisse International	0.81%	Dow Jones U.S. Select TelecommunicationsSM Index	14,695
466,998	11/6/2017	Deutsche Bank AG	0.34%	iShares® U.S. Telecommunications ETF	86,864
15,348,125	1/8/2018	Deutsche Bank AG	0.64%	Dow Jones U.S. Select TelecommunicationsSM Index	534,695
68,286	11/7/2016	Goldman Sachs International	0.94%	Dow Jones U.S. Select TelecommunicationsSM Index	8,798
76,584	11/6/2017	Morgan Stanley & Co. International plc	0.81%	Dow Jones U.S. Select TelecommunicationsSM Index	5,814
277,562	11/7/2016	Morgan Stanley & Co. International plc	0.36%	iShares® U.S. Telecommunications ETF	(24,933)
401,407	11/6/2017	Societe Generale	0.91%	Dow Jones U.S. Select TelecommunicationsSM Index	76,704
382,612	11/6/2017	UBS AG	0.86%	Dow Jones U.S. Select TelecommunicationsSM Index	30,490
$20,271,061					$948,582

(1)                     Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.7%

Electric Utilities - 43.3%
ALLETE, Inc.	754	44,712
Alliant Energy Corp.	3,697	140,301
American Electric Power Co., Inc.	7,998	516,431
Duke Energy Corp.	11,215	893,387
Edison International	5,304	385,707
El Paso Electric Co.	659	30,110
Entergy Corp.	2,910	227,562
Eversource Energy	5,164	278,701
Exelon Corp.	15,006	510,204
FirstEnergy Corp.	6,914	226,295
Great Plains Energy, Inc.	2,515	68,307
Hawaiian Electric Industries, Inc.	1,756	52,698
IDACORP, Inc.	821	62,453
ITC Holdings Corp.	2,487	112,462
NextEra Energy, Inc.	7,512	908,501
PG&E Corp.	8,075	500,166
Pinnacle West Capital Corp.	1,809	135,747
PNM Resources, Inc.	1,297	41,232
Portland General Electric Co.	1,447	60,933
PPL Corp.	11,020	383,276
Southern Co. (The)	15,279	784,271
Westar Energy, Inc.	2,307	126,747
Xcel Energy, Inc.	8,269	342,006
		6,832,209
Gas Utilities - 4.6%
Atmos Energy Corp.	1,664	122,637
National Fuel Gas Co.	1,383	78,914
New Jersey Resources Corp.	1,401	47,130
ONE Gas, Inc.	849	51,984
Piedmont Natural Gas Co., Inc.	1,320	79,332
Questar Corp.	2,855	71,403
South Jersey Industries, Inc.	1,294	38,406
Southwest Gas Corp.	773	53,971
UGI Corp.	2,811	127,844
WGL Holdings, Inc.	819	51,466
		723,087
Independent Power and Renewable Electricity Producers - 1.8%
AES Corp.	10,728	129,487
Calpine Corp.*	5,377	67,105
Dynegy, Inc.*	1,757	22,261
NRG Energy, Inc.	5,127	62,088
Talen Energy Corp.*	1,046	14,445
		295,386
Multi-Utilities - 22.1%
Ameren Corp.	3,950	195,209
Avista Corp.	1,029	41,798
Black Hills Corp.	840	49,148
CenterPoint Energy, Inc.	7,010	157,515
CMS Energy Corp.	4,545	190,754
Consolidated Edison, Inc.	4,952	372,638
Dominion Resources, Inc.	10,032	743,973
DTE Energy Co.	2,921	271,361
NiSource, Inc.	5,235	125,326
NorthWestern Corp.	785	45,389
Public Service Enterprise Group, Inc.	8,236	352,171
SCANA Corp.	2,327	164,403
Sempra Energy	3,859	403,767
Vectren Corp.	1,348	65,931
WEC Energy Group, Inc.	5,139	307,723
		3,487,106
Water Utilities - 1.9%
American Water Works Co., Inc.	2,893	214,053
Aqua America, Inc.	2,886	87,763
		301,816
TOTAL COMMON STOCKS (Cost $11,997,213)		11,639,604

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 20.9%

REPURCHASE AGREEMENT(b) - 20.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,294,612 (Cost $3,294,584)	3,294,584	3,294,584

Total Investments - 94.6% (Cost $15,291,797)		14,934,188
Other Assets Less Liabilities - 5.4%		846,318
Net assets - 100.0%		15,780,506

*                             Non-income producing security.

(a)                     All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,548,332.

(b)                     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,560
Aggregate gross unrealized depreciation	(692,071)
Net unrealized depreciation	$(372,511)
Federal income tax cost of investments	$15,306,699

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Utilities had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$2,088,270	1/8/2018	Bank of America NA	0.71%	Dow Jones U.S. UtilitiesSM Index	$275,724
3,244,008	1/8/2018	Bank of America NA	0.35%	iShares® U.S. Utilities ETF	182,836
1,007,556	11/6/2017	Credit Suisse International	0.81%	Dow Jones U.S. UtilitiesSM Index	19,434
8,558,591	1/8/2018	Deutsche Bank AG	0.54%	Dow Jones U.S. UtilitiesSM Index	314,225
569,502	11/6/2017	Morgan Stanley & Co. International plc	0.81%	Dow Jones U.S. UtilitiesSM Index	94,743
1,540,030	11/7/2016	Morgan Stanley & Co. International plc	0.36%	iShares® U.S. Utilities ETF	114,066
1,882,310	11/6/2017	Societe Generale	0.91%	Dow Jones U.S. UtilitiesSM Index	280,583
1,025,598	11/7/2016	UBS AG	0.86%	Dow Jones U.S. UtilitiesSM Index	(970,455)
$19,915,865					$311,156

(1)                     Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.4%

Biotechnology - 63.1%
ACADIA Pharmaceuticals, Inc.*	5,812	186,740
Acceleron Pharma, Inc.*	1,912	57,379
Achillion Pharmaceuticals, Inc.*	7,018	57,969
Acorda Therapeutics, Inc.*	2,366	56,973
Adamas Pharmaceuticals, Inc.*	1,111	15,187
Aduro Biotech, Inc.*	3,318	46,751
Adverum Biotechnologies, Inc.*	2,117	7,579
Aegerion Pharmaceuticals, Inc.*	1,515	2,469
Affimed NV*	1,708	4,287
Agios Pharmaceuticals, Inc.*	1,948	71,764
Akebia Therapeutics, Inc.*	1,950	15,853
Alder Biopharmaceuticals, Inc.*	2,566	84,601
Alexion Pharmaceuticals, Inc.*	7,461	939,041
Alkermes plc*	7,764	339,830
Alnylam Pharmaceuticals, Inc.*	4,394	306,921
AMAG Pharmaceuticals, Inc.*	1,776	42,322
Amarin Corp. plc, ADR*	9,130	25,564
Amgen, Inc.	14,257	2,424,545
Amicus Therapeutics, Inc.*	7,300	48,837
Anthera Pharmaceuticals, Inc.*	2,105	6,062
Applied Genetic Technologies Corp.*	926	11,834
Aquinox Pharmaceuticals, Inc.*	884	9,388
Ardelyx, Inc.*	2,427	24,197
Arena Pharmaceuticals, Inc.*	12,483	19,349
ARIAD Pharmaceuticals, Inc.*	9,834	101,684
Array BioPharma, Inc.*	7,367	25,269
Arrowhead Pharmaceuticals, Inc.*	3,080	21,344
Atara Biotherapeutics, Inc.*	1,476	28,841
aTyr Pharma, Inc.*	1,217	3,554
Bellicum Pharmaceuticals, Inc.*	1,386	23,867
BioCryst Pharmaceuticals, Inc.*	3,785	15,556
Biogen, Inc.*	7,772	2,375,356
BioMarin Pharmaceutical, Inc.*	8,337	782,761
Bluebird Bio, Inc.*	1,897	93,598
Blueprint Medicines Corp.*	1,399	39,004
Cara Therapeutics, Inc.*	1,401	7,593
Cascadian Therapeutics, Inc.*	6,675	7,676
Celgene Corp.*	21,340	2,277,832
Celldex Therapeutics, Inc.*	5,070	16,832
ChemoCentryx, Inc.*	2,453	12,265
Chiasma, Inc.*	1,248	3,083
Chimerix, Inc.*	2,373	11,414
China Biologic Products, Inc.*	1,366	150,315
Clovis Oncology, Inc.*	1,971	48,822
Coherus Biosciences, Inc.*	2,228	66,328
Concert Pharmaceuticals, Inc.*	1,141	11,091
Curis, Inc.*	6,635	11,678
DBV Technologies SA, ADR*	1,203	41,600
Dicerna Pharmaceuticals, Inc.*	1,064	3,352
Eagle Pharmaceuticals, Inc.*	803	47,979
Enanta Pharmaceuticals, Inc.*	974	21,418
Epizyme, Inc.*	2,939	21,484
Esperion Therapeutics, Inc.*	1,158	12,472
Exelixis, Inc.*	11,748	130,990
FibroGen, Inc.*	3,207	55,513
Five Prime Therapeutics, Inc.*	1,448	63,683
Flexion Therapeutics, Inc.*	1,413	23,569
Foundation Medicine, Inc.*	1,777	36,464
Genomic Health, Inc.*	1,696	44,893
Geron Corp.*	8,164	21,961
Gilead Sciences, Inc.	25,865	2,027,299
Grifols SA, ADR	7,639	121,536
Halozyme Therapeutics, Inc.*	6,633	65,003
Immune Design Corp.*	1,035	7,297
ImmunoGen, Inc.*	4,472	12,566
Immunomedics, Inc.*	4,869	13,487
Incyte Corp.*	9,636	781,480
Infinity Pharmaceuticals, Inc.*	2,540	3,861
Inotek Pharmaceuticals Corp.*	1,357	9,635
Inovio Pharmaceuticals, Inc.*	3,754	34,424
Insmed, Inc.*	3,178	41,155
Insys Therapeutics, Inc.*	3,675	52,442
Intercept Pharmaceuticals, Inc.*	1,263	187,316
Ionis Pharmaceuticals, Inc.*	6,203	183,919
Ironwood Pharmaceuticals, Inc.*	6,599	88,031
Juno Therapeutics, Inc.*	5,420	160,324
Karyopharm Therapeutics, Inc.*	1,847	18,378
Kite Pharma, Inc.*	2,523	145,375
Lexicon Pharmaceuticals, Inc.*	5,332	74,008
Ligand Pharmaceuticals, Inc.*	1,069	110,438
Lion Biotechnologies, Inc.*	2,997	23,856
MacroGenics, Inc.*	1,774	52,883
MannKind Corp.*	24,533	19,651
Medivation, Inc.*	8,455	681,135
Merrimack Pharmaceuticals, Inc.*	6,560	30,307
Momenta Pharmaceuticals, Inc.*	3,642	43,777
Myriad Genetics, Inc.*	3,611	73,520
NantKwest, Inc.*	4,210	34,059
Neurocrine Biosciences, Inc.*	4,451	215,695
NewLink Genetics Corp.*	1,484	15,107
Novavax, Inc.*	13,907	95,124
OncoMed Pharmaceuticals, Inc.*	1,843	18,412
Ophthotech Corp.*	1,817	95,956
Osiris Therapeutics, Inc.*	1,769	8,863
Otonomy, Inc.*	1,547	25,448
OvaScience, Inc.*	1,771	10,785
PDL BioPharma, Inc.	8,480	24,677
Portola Pharmaceuticals, Inc.*	2,900	59,044
Progenics Pharmaceuticals, Inc.*	3,592	22,558
Pronai Therapeutics, Inc.*	1,550	2,836
Prothena Corp. plc*	1,764	88,165
PTC Therapeutics, Inc.*	1,760	14,450
Radius Health, Inc.*	2,210	121,196
Raptor Pharmaceutical Corp.*	4,381	32,638
Regeneron Pharmaceuticals, Inc.*	5,098	2,001,220
Regulus Therapeutics, Inc.*	2,711	8,594
Repligen Corp.*	1,728	53,551
Retrophin, Inc.*	1,884	30,182
Rigel Pharmaceuticals, Inc.*	4,732	15,947
Sage Therapeutics, Inc.*	1,647	61,219
Sangamo BioSciences, Inc.*	3,620	15,530
Sarepta Therapeutics, Inc.*	2,351	61,291
Seattle Genetics, Inc.*	7,199	320,715
Seres Therapeutics, Inc.*	2,030	21,254
Shire plc, ADR	4,552	852,043
Spark Therapeutics, Inc.*	1,568	88,717
Spectrum Pharmaceuticals, Inc.*	3,950	20,975
Synergy Pharmaceuticals, Inc.*	9,233	43,672
TESARO, Inc.*	2,638	223,412
Tokai Pharmaceuticals, Inc.*	1,163	1,279
Trevena, Inc.*	2,680	18,170
Ultragenyx Pharmaceutical, Inc.*	2,004	132,104
uniQure NV*	1,275	9,996
United Therapeutics Corp.*	2,288	279,777
Vanda Pharmaceuticals, Inc.*	2,216	34,082
Versartis, Inc.*	1,511	18,736
Vertex Pharmaceuticals, Inc.*	12,087	1,142,342
Vitae Pharmaceuticals, Inc.*	1,481	10,234
Vital Therapies, Inc.*	1,605	9,197
XBiotech, Inc.*	1,662	21,573
Xencor, Inc.*	2,093	44,225
Zafgen, Inc.*	1,401	4,189
		22,958,925
Diversified Telecommunication Services - 0.1%
Teligent, Inc.*	2,725	20,220

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 0.1%
Cerus Corp.*	5,224	33,068

Life Sciences Tools & Services - 6.1%
Albany Molecular Research, Inc.*	2,203	32,648
Bio-Techne Corp.	1,911	201,324
Compugen Ltd.*	2,598	18,264
Illumina, Inc.*	7,560	1,272,650
INC Research Holdings, Inc., Class A*	2,785	121,510
Luminex Corp.*	2,226	46,902
NanoString Technologies, Inc.*	1,018	16,451
Pacific Biosciences of California, Inc.*	4,477	37,293
PRA Health Sciences, Inc.*	3,110	157,211
QIAGEN NV*	11,987	317,775
Sequenom, Inc.*	6,123	14,634
		2,236,662
Pharmaceuticals - 9.0%
Aerie Pharmaceuticals, Inc.*	1,362	26,368
Akorn, Inc.*	6,134	165,127
Alcobra Ltd.*	1,416	6,967
Amphastar Pharmaceuticals, Inc.*	2,303	43,757
ANI Pharmaceuticals, Inc.*	590	35,247
Aratana Therapeutics, Inc.*	1,815	16,099
Cempra, Inc.*	2,476	54,323
Collegium Pharmaceutical, Inc.*	1,208	10,063
Concordia International Corp.	2,620	22,820
Depomed, Inc.*	3,138	63,670
Dermira, Inc.*	1,772	55,003
Durect Corp.*	7,055	11,782
Egalet Corp.*	1,288	8,836
Endo International plc*	11,436	236,725
Endocyte, Inc.*	2,165	6,452
Flamel Technologies SA, ADR*	2,067	27,636
Flex Pharma, Inc.*	923	10,218
Foamix Pharmaceuticals Ltd.*	1,575	13,073
GW Pharmaceuticals plc, ADR*	793	64,828
Horizon Pharma plc*	8,236	154,837
Impax Laboratories, Inc.*	3,791	91,704
Innoviva, Inc.	5,807	64,400
Jazz Pharmaceuticals plc*	3,103	384,244
KemPharm, Inc.*	752	3,249
Medicines Co. (The)*	3,599	140,973
Mylan NV*	25,979	1,100,470
Nektar Therapeutics*	6,998	124,914
Neos Therapeutics, Inc.*	824	5,372
Neuroderm Ltd.*	1,112	18,170
Ocular Therapeutix, Inc.*	1,272	8,128
Omeros Corp.*	2,010	21,587
Orexigen Therapeutics, Inc.*	746	2,932
Pacira Pharmaceuticals, Inc.*	1,909	75,654
Revance Therapeutics, Inc.*	1,462	20,541
SciClone Pharmaceuticals, Inc.*	2,563	25,809
Sucampo Pharmaceuticals, Inc., Class A*	2,352	25,778
Supernus Pharmaceuticals, Inc.*	2,538	54,262
Tetraphase Pharmaceuticals, Inc.*	1,880	7,144
Theravance Biopharma, Inc.*	2,439	69,170
Zogenix, Inc.*	1,272	11,092
		3,289,424
TOTAL COMMON STOCKS (Cost $31,099,437)		28,538,299

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 40.8%

REPURCHASE AGREEMENT(b) - 40.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $14,834,845 (Cost $14,834,721)	14,834,721	14,834,721

Total Investments - 119.2% (Cost $45,934,158)		43,373,020
Liabilities Less Other Assets - (19.2%)		(6,989,111)
Net assets - 100.0%		36,383,909

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $14,104,736.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR       American Depositary Receipt

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,371,421
Aggregate gross unrealized depreciation	(6,372,776)
Net unrealized depreciation	$(5,001,355)
Federal income tax cost of investments	$48,374,375

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$16,322,683	1/6/2017	Bank of America NA	0.56%	NASDAQ Biotechnology Index®	$(1,182,616)
385,096	11/7/2016	Deutsche Bank AG	0.54%	NASDAQ Biotechnology Index®	(105,593)
80,059	11/7/2016	Goldman Sachs International	0.94%	NASDAQ Biotechnology Index®	(20,455)
63,484,447	7/6/2017	Societe Generale	0.41%	NASDAQ Biotechnology Index®	(7,901,891)
324,026	11/7/2016	UBS AG	0.01%	NASDAQ Biotechnology Index®	(399,408)
$80,596,311					$(9,609,963)

(1)                     Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Financial Select Sector

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 51.1%

Banks - 17.6%
Bank of America Corp.	13,731	221,618
BB&T Corp.	1,097	42,235
Citigroup, Inc.	3,923	187,284
Citizens Financial Group, Inc.	707	17,512
Comerica, Inc.	234	11,066
Fifth Third Bancorp	1,026	20,684
Huntington Bancshares, Inc.	1,451	14,525
JPMorgan Chase & Co.	4,888	329,940
KeyCorp	1,446	18,162
M&T Bank Corp.	213	25,204
People’s United Financial, Inc.	415	6,744
PNC Financial Services Group, Inc. (The)	667	60,097
Regions Financial Corp.	1,694	16,889
SunTrust Banks, Inc.	670	29,527
US Bancorp	2,169	95,761
Wells Fargo & Co.	6,176	313,741
Zions Bancorp	273	8,351
		1,419,340
Capital Markets - 8.2%
Affiliated Managers Group, Inc.*	72	10,228
Ameriprise Financial, Inc.	222	22,440
Bank of New York Mellon Corp. (The)	1,439	59,963
BlackRock, Inc.	168	62,632
Charles Schwab Corp. (The)	1,608	50,588
CME Group, Inc.	453	49,083
E*TRADE Financial Corp.*	372	9,813
Franklin Resources, Inc.	492	17,958
Goldman Sachs Group, Inc. (The)	517	87,611
Intercontinental Exchange, Inc.	159	44,841
Invesco Ltd.	558	17,404
Legg Mason, Inc.	140	4,843
Moody’s Corp.	226	24,564
Morgan Stanley	2,020	64,761
Nasdaq, Inc.	154	10,966
Northern Trust Corp.	287	20,259
S&P Global, Inc.	354	43,733
State Street Corp.	529	37,157
T Rowe Price Group, Inc.	332	23,087
		661,931
Consumer Finance - 2.4%
American Express Co.	1,081	70,892
Capital One Financial Corp.	685	49,046
Discover Financial Services	551	33,060
Navient Corp.	442	6,356
Synchrony Financial	1,115	31,030
		190,384
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc., Class B*	2,505	376,977
Leucadia National Corp.	446	8,541
		385,518
Equity Real Estate Investment Trusts (REITs) - 9.5%
American Tower Corp.	568	64,400
Apartment Investment & Management Co., Class A	209	9,443
AvalonBay Communities, Inc.	184	32,202
Boston Properties, Inc.	206	28,867
Crown Castle International Corp.	450	42,647
Digital Realty Trust, Inc.	196	19,422
Equinix, Inc.	93	34,284
Equity Residential	489	31,721
Essex Property Trust, Inc.	87	19,758
Extra Space Storage, Inc.	168	13,532
Federal Realty Investment Trust	95	15,105
General Growth Properties, Inc.	779	22,700
HCP, Inc.	625	24,581
Host Hotels & Resorts, Inc.	999	17,802
Iron Mountain, Inc.	319	12,253
Kimco Realty Corp.	561	16,858
Macerich Co. (The)	169	13,839
Prologis, Inc.	702	37,283
Public Storage	197	44,116
Realty Income Corp.	344	22,611
Simon Property Group, Inc.	413	88,989
SL Green Realty Corp.	134	15,775
UDR, Inc.	357	12,916
Ventas, Inc.	452	32,847
Vornado Realty Trust	238	24,588
Welltower, Inc.	477	36,610
Weyerhaeuser Co.	998	31,786
		766,935
Insurance - 8.4%
Aflac, Inc.	553	41,021
Allstate Corp. (The)	501	34,549
American International Group, Inc.	1,495	89,446
Aon plc	354	39,418
Arthur J. Gallagher & Co.	237	11,710
Assurant, Inc.	83	7,433
Chubb Ltd.	621	78,823
Cincinnati Financial Corp.	198	15,268
Hartford Financial Services Group, Inc. (The)	525	21,562
Lincoln National Corp.	319	15,322
Loews Corp.	358	14,986
Marsh & McLennan Cos., Inc.	696	47,070
MetLife, Inc.	1,468	63,711
Principal Financial Group, Inc.	360	17,665
Progressive Corp. (The)	780	25,397
Prudential Financial, Inc.	590	46,834
Torchmark Corp.	150	9,702
Travelers Cos., Inc. (The)	391	46,416
Unum Group	318	11,324
Willis Towers Watson plc	185	22,942
XL Group Ltd.	381	13,042
		673,641
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(b)
ARMOUR Residential REIT, Inc.	3	67

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	390	11,657

TOTAL COMMON STOCKS (Cost $4,086,645)		4,109,473

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 4.1%

REPURCHASE AGREEMENT(c) - 4.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $333,531 (Cost $333,528)	333,528	333,528

Total Investments - 55.2% (Cost $4,420,173)		4,443,001
Other Assets Less Liabilities - 44.8%		3,610,251
Net assets - 100.0%		8,053,252

*                             Non-income producing security.

See accompanying notes to schedules of portfolio investments.

(a)                     All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,493,144.

(b)                     Represents less than 0.05% of net assets.

(c)                      The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$207,184
Aggregate gross unrealized depreciation	(187,691)
Net unrealized appreciation	$19,493
Federal income tax cost of investments	$4,423,508

Swap Agreements

UltraPro Financial Select Sector had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$299,832	11/6/2017	Bank of America NA	0.76%	S&P Financial Select Sector Index	$52,438
1,513,126	1/8/2018	Credit Suisse International	0.66%	S&P Financial Select Sector Index	1,360,429
13,616,183	11/6/2017	Deutsche Bank AG	0.59%	S&P Financial Select Sector Index	1,724,784
278,802	1/8/2018	Goldman Sachs International	0.94%	S&P Financial Select Sector Index	6,704
517,620	11/6/2017	Morgan Stanley & Co. International plc	0.91%	S&P Financial Select Sector Index	47,152
822,329	11/6/2017	Societe Generale	1.01%	S&P Financial Select Sector Index	153,120
3,003,400	1/8/2018	UBS AG	0.86%	S&P Financial Select Sector Index	228,090
$20,051,292					$3,572,717

(1)                     Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 124.5%

REPURCHASE AGREEMENT(b) - 54.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $7,150,449 (Cost $7,150,387)	7,150,387	7,150,387
U.S. TREASURY OBLIGATIONS - 70.5%
U.S. Treasury Bills
0.24%, 10/6/2016(c)	7,000,000	6,998,394
0.25%, 10/20/2016(c)	2,351,000	2,350,208
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,348,602)		9,348,602
TOTAL SHORT-TERM INVESTMENTS (Cost $16,498,989)		16,498,989

Total Investments - 124.5% (Cost $16,498,989)(d)		16,498,989
Liabilities Less Other Assets - (24.5%)		(3,244,215)
Net assets - 100.0%		13,254,774

(a)                     All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,587,291.

(b)                     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)                      The rate shown was the current yield as of 8/31/2016.

(d)                     Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI EAFE had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$435,599	11/7/2016	Bank of America NA	0.66%	iShares® MSCI EAFE ETF	$(64,471)
266,634	11/6/2017	Citibank NA	0.84%	iShares® MSCI EAFE ETF	(1,554)
22,301,844	11/7/2016	Credit Suisse International	0.21%	iShares® MSCI EAFE ETF	(3,523,679)
1,572,049	11/6/2017	Deutsche Bank AG	0.64%	iShares® MSCI EAFE ETF	(98,709)
305,674	11/7/2017	Goldman Sachs International	0.99%	iShares® MSCI EAFE ETF	14,240
414,369	11/6/2017	Morgan Stanley & Co. International plc	0.66%	iShares® MSCI EAFE ETF	110,561
607,997	11/6/2017	Societe Generale	0.91%	iShares® MSCI EAFE ETF	(51,187)
591,821	11/6/2017	UBS AG	0.71%	iShares® MSCI EAFE ETF	(121,163)
$26,495,987					$(3,735,962)

(1)                     Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                     In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.9%

REPURCHASE AGREEMENT(a) - 68.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $20,033,238 (Cost $20,033,069)	20,033,069	20,033,069
U.S. TREASURY OBLIGATION - 16.9%
U.S. Treasury Bill
0.24%, 10/27/2016 (Cost $4,998,133)(b)	5,000,000	4,998,133
TOTAL SHORT-TERM INVESTMENTS (Cost $25,031,202)		25,031,202

Total Investments - 84.9% (Cost $25,031,202)(c)		25,031,202
Other Assets Less Liabilities - 15.1%		4,442,766
Net assets - 100.0%		29,473,968

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	The rate shown was the current yield as of 8/31/2016.
(c)	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Emerging Markets had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$1,146,810	11/7/2016	Bank of America NA	0.81%	iShares® MSCI Emerging Markets ETF	$(348,498)
897,628	11/6/2017	Citibank NA	0.84%	iShares® MSCI Emerging Markets ETF	79,104
10,181,295	11/6/2017	Credit Suisse International	0.31%	iShares® MSCI Emerging Markets ETF	(1,329,677)
39,410,958	12/6/2017	Deutsche Bank AG	0.19%	iShares® MSCI Emerging Markets ETF	434,624
683,119	11/7/2016	Goldman Sachs International	0.34%	iShares® MSCI Emerging Markets ETF	(138,746)
1,903,717	11/7/2016	Morgan Stanley & Co. International plc	0.26%	iShares® MSCI Emerging Markets ETF	(208,530)
1,336,777	11/6/2017	Societe Generale	0.16%	iShares® MSCI Emerging Markets ETF	(220,884)
3,501,374	11/7/2016	UBS AG	0.31%	iShares® MSCI Emerging Markets ETF	(12,686)
$59,061,678					$(1,745,293)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 83.9%

REPURCHASE AGREEMENT(b) - 26.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,738,552 (Cost $2,738,528)	2,738,528	2,738,528
U.S. TREASURY OBLIGATION - 57.6%
U.S. Treasury Bill
0.25%, 9/29/2016 (Cost $5,998,831)(c)	6,000,000	5,998,831
TOTAL SHORT-TERM INVESTMENTS (Cost $8,737,359)		8,737,359

Total Investments - 83.9% (Cost $8,737,359)(d)		8,737,359
Other Assets Less Liabilities - 16.1%		1,671,803
Net assets - 100.0%		10,409,162

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,020,786.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.
(d)	Tax basis equals book cost.

Swap Agreements(2)

Ultra FTSE Europe had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$920,166	11/6/2017	Bank of America NA	0.56%	Vanguard® FTSE Europe ETF Shares	$55,127
1,027,965	11/6/2017	Citibank NA	0.64%	Vanguard® FTSE Europe ETF Shares	(31,088)
2,961,644	11/6/2017	Credit Suisse International	0.31%	Vanguard® FTSE Europe ETF Shares	(461,762)
1,441,162	11/6/2017	Deutsche Bank AG	0.69%	Vanguard® FTSE Europe ETF Shares	116,638
460,660	11/7/2017	Goldman Sachs International	0.24%	Vanguard® FTSE Europe ETF Shares	(9,508)
5,147,401	11/6/2017	Morgan Stanley & Co. International plc	0.01%	Vanguard® FTSE Europe ETF Shares	312,441
1,057,057	11/6/2017	Societe Generale	0.51%	Vanguard® FTSE Europe ETF Shares	68,334
7,835,914	11/6/2017	UBS AG	0.51%	Vanguard® FTSE Europe ETF Shares	(394,535)
$20,851,969					$(344,353)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 39.7%

REPURCHASE AGREEMENT(a) - 10.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,025,910 (Cost $3,025,884)	3,025,884	3,025,884
U.S. TREASURY OBLIGATION - 28.8%
U.S. Treasury Bill
0.24%, 10/27/2016 (Cost $7,997,013)(b)	8,000,000	7,997,013
TOTAL SHORT-TERM INVESTMENTS (Cost $11,022,897)		11,022,897

Total Investments - 39.7% (Cost $11,022,897)(c)		11,022,897
Other Assets Less Liabilities - 60.3%		16,727,278
Net assets - 100.0%		27,750,175

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	The rate shown was the current yield as of 8/31/2016.
(c)	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Brazil Capped had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$11,611,014	11/6/2017	Bank of America NA	0.01%	iShares® MSCI Brazil Capped ETF	$1,122,811
34,208,820	11/7/2016	Credit Suisse International	0.01%	iShares® MSCI Brazil Capped ETF	5,710,703
3,325,376	11/6/2017	Deutsche Bank AG	0.54%	iShares® MSCI Brazil Capped ETF	697,437
333,652	11/6/2017	Morgan Stanley & Co. International plc	0.71%	iShares® MSCI Brazil Capped ETF	124,080
473,225	11/6/2017	Societe Generale	0.51%	iShares® MSCI Brazil Capped ETF	135,351
5,600,888	11/7/2016	UBS AG	0.51%	iShares® MSCI Brazil Capped ETF	238,881
$55,552,975					$8,029,263

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 50.4%

REPURCHASE AGREEMENT(a) - 28.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $6,704,523 (Cost $6,704,467)	6,704,467	6,704,467
U.S. TREASURY OBLIGATION - 21.5%
U.S. Treasury Bill
0.27%, 10/6/2016 (Cost $4,998,702)(b)	5,000,000	4,998,702
TOTAL SHORT-TERM INVESTMENTS (Cost $11,703,169)		11,703,169

Total Investments - 50.4% (Cost $11,703,169)(c)		11,703,169
Other Assets Less Liabilities - 49.6%		11,532,790
Net assets - 100.0%		23,235,959

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	The rate shown was the current yield as of 8/31/2016.
(c)	Tax basis equals book cost.

Swap Agreements(2)

Ultra FTSE China 50 had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$7,498	11/7/2016	Bank of America NA	0.61%	iShares® China Large-Cap ETF	$(2,569)
6,945,358	11/6/2017	Credit Suisse International	0.26%	iShares® China Large-Cap ETF	(3,707,822)
5,857,142	11/6/2017	Deutsche Bank AG	0.24%	iShares® China Large-Cap ETF	50,900
23,996,108	11/7/2017	Goldman Sachs International	(1.06)%	iShares® China Large-Cap ETF	2,516,063
1,681,228	11/6/2017	Morgan Stanley & Co. International plc	0.31%	iShares® China Large-Cap ETF	(54,570)
1,518,276	11/7/2016	Societe Generale	0.51%	iShares® China Large-Cap ETF	661,787
6,464,648	11/6/2017	UBS AG	(0.49)%	iShares® China Large-Cap ETF	(39,134)
$46,470,258					$(575,345)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 57.8%

REPURCHASE AGREEMENT(a) - 57.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $7,574,536 (Cost $7,574,472)	7,574,472	7,574,472

Total Investments - 57.8% (Cost $7,574,472)(b)		7,574,472
Other Assets Less Liabilities - 42.2%		5,535,642
Net assets - 100.0%		13,110,114

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Japan had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$874,919	12/6/2017	Bank of America NA	0.86%	iShares® MSCI Japan ETF	$127,191
1,027,736	11/6/2017	Credit Suisse International	0.71%	iShares® MSCI Japan ETF	43,005
8,638,484	11/7/2016	Deutsche Bank AG	0.84%	iShares® MSCI Japan ETF	465,674
1,277,156	12/6/2017	Morgan Stanley & Co. International plc	0.21%	iShares® MSCI Japan ETF	53,971
967,538	12/6/2017	Societe Generale	0.91%	iShares® MSCI Japan ETF	140,392
13,344,705	12/6/2017	UBS AG	0.51%	iShares® MSCI Japan ETF	2,422,445
$26,130,538					$3,252,678

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 79.0%

REPURCHASE AGREEMENT(a) - 79.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $2,810,644 (Cost $2,810,620)	2,810,620	2,810,620

Total Investments - 79.0% (Cost $2,810,620)(b)		2,810,620
Other Assets Less Liabilities - 21.0%		749,261
Net assets - 100.0%		3,559,881

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$817,121	11/7/2017	Bank of America NA	0.51%	iShares® MSCI Mexico Capped ETF	$(45,168)
227,851	11/7/2016	Credit Suisse International	0.31%	iShares® MSCI Mexico Capped ETF	(201,356)
4,812,662	11/6/2017	Deutsche Bank AG	0.14%	iShares® MSCI Mexico Capped ETF	(288,253)
97,681	11/6/2017	Goldman Sachs International	0.69%	iShares® MSCI Mexico Capped ETF	(5,407)
91,194	11/7/2017	Morgan Stanley & Co. International plc	0.71%	iShares® MSCI Mexico Capped ETF	(5,031)
287,951	11/7/2016	Societe Generale	0.51%	iShares® MSCI Mexico Capped ETF	(508,243)
805,762	11/7/2016	UBS AG	0.31%	iShares® MSCI Mexico Capped ETF	(211,281)
$7,140,222					$(1,264,739)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS(a) - 81.2%

U.S. Treasury Bonds
7.50%, 11/15/2024	151,400	222,688
7.63%, 2/15/2025	135,300	201,777
6.88%, 8/15/2025	140,700	204,498
6.00%, 2/15/2026	289,200	403,389
6.75%, 8/15/2026	138,200	205,033
U.S. Treasury Notes
2.75%, 11/15/2023	2,071,500	2,258,259
2.75%, 2/15/2024	1,795,300	1,959,682
2.50%, 5/15/2024	2,316,200	2,489,191
2.38%, 8/15/2024	2,379,000	2,534,750
2.25%, 11/15/2024	2,378,400	2,513,672
2.00%, 2/15/2025	2,377,700	2,466,121
2.13%, 5/15/2025	2,378,000	2,490,955
2.00%, 8/15/2025	2,378,500	2,466,207
2.25%, 11/15/2025	2,378,800	2,517,625
1.63%, 2/15/2026	2,270,400	2,279,978
1.63%, 5/15/2026	2,269,900	2,278,944
1.50%, 8/15/2026	828,000	822,890
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,057,522)		28,315,659

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 31.4%

REPURCHASE AGREEMENT(b) - 14.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $4,974,919 (Cost $4,974,876)	4,974,876	4,974,876
U.S. TREASURY OBLIGATION - 17.2%
U.S. Treasury Bill
0.25%, 9/29/2016 (Cost $5,998,831)(c)	6,000,000	5,998,831
TOTAL SHORT-TERM INVESTMENTS (Cost $10,973,707)		10,973,707

Total Investments - 112.6% (Cost $39,031,229)		39,289,366
Liabilities Less Other Assets - (12.6%)		(4,382,166)
Net assets - 100.0%		34,907,200

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,144,998.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 8/31/2016.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,049
Aggregate gross unrealized depreciation	(73,075)
Net unrealized appreciation	$178,974
Federal income tax cost of investments	$39,110,392

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	14	12/20/2016	$1,832,906	$(1,114)

Cash collateral in the amount of $20,790 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$18,239,890	12/6/2016	Citibank NA	0.36%	Barclays U.S. 7-10 Year Treasury Bond Index	$(3,207,297)
2,369,458	5/8/2017	Deutsche Bank AG	0.51%	Barclays U.S. 7-10 Year Treasury Bond Index	512,334
17,914,404	11/6/2017	Goldman Sachs International	0.06%	Barclays U.S. 7-10 Year Treasury Bond Index	639,158
1,410,058	5/6/2017	Morgan Stanley & Co. International plc	0.46%	Barclays U.S. 7-10 Year Treasury Bond Index	97,753
$39,933,810					$(1,958,052)

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS(a) - 84.3%

U.S. Treasury Bonds
4.75%, 2/15/2037	265,100	391,478
5.00%, 5/15/2037	340,900	519,819
4.38%, 2/15/2038	359,700	510,774
4.50%, 5/15/2038	406,000	586,733
3.50%, 2/15/2039	665,300	839,318
4.25%, 5/15/2039	617,200	861,573
4.50%, 8/15/2039	659,100	951,679
4.38%, 11/15/2039	709,400	1,008,179
4.63%, 2/15/2040	1,180,500	1,735,427
4.38%, 5/15/2040	993,700	1,414,780
3.88%, 8/15/2040	861,400	1,145,931
4.25%, 11/15/2040	910,200	1,277,480
4.75%, 2/15/2041	1,002,800	1,507,882
4.38%, 5/15/2041	776,700	1,112,198
3.75%, 8/15/2041	863,900	1,132,519
3.13%, 11/15/2041	776,500	922,640
3.13%, 2/15/2042	968,600	1,152,180
3.00%, 5/15/2042	816,500	950,393
2.75%, 8/15/2042	1,248,400	1,389,333
2.75%, 11/15/2042	1,536,800	1,708,369
3.13%, 2/15/2043	1,559,100	1,854,964
2.88%, 5/15/2043	2,195,100	2,496,240
3.63%, 8/15/2043	1,820,400	2,366,236
3.75%, 11/15/2043	2,195,200	2,917,386
3.63%, 2/15/2044	2,210,100	2,873,130
3.38%, 5/15/2044	2,221,300	2,767,774
3.13%, 8/15/2044	2,223,200	2,650,124
3.00%, 11/15/2044	2,222,300	2,588,459
2.50%, 2/15/2045	2,221,500	2,347,501
3.00%, 5/15/2045	2,222,700	2,589,098
2.88%, 8/15/2045	2,222,000	2,528,567
3.00%, 11/15/2045	2,221,900	2,590,770
2.50%, 2/15/2046	2,062,900	2,180,711
2.50%, 5/15/2046	2,062,300	2,183,782
2.25%, 8/15/2046	793,800	797,211
TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,715,506)		56,850,638

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 5.7%

REPURCHASE AGREEMENT(b) - 5.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $3,861,000 (Cost $3,860,968)	3,860,968	3,860,968

Total Investments - 90.0% (Cost $58,576,474)		60,711,606
Other Assets Less Liabilities - 10.0%		6,722,634
Net assets - 100.0%		67,434,240

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $364,892.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,109,113
Aggregate gross unrealized depreciation	(124)
Net unrealized appreciation	$2,108,989
Federal income tax cost of investments	$58,602,617

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	15	12/20/2016	$2,555,625	$(4,241)

Cash collateral in the amount of $61,875 was pledged to cover margin requirements for open futures contracts as of August 31, 2016.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$40,771,234	6/6/2017	Bank of America NA	0.25%	Barclays U.S. 20+ Year Treasury Bond Index	$2,971,978
21,438,407	5/8/2017	Citibank NA	0.36%	Barclays U.S. 20+ Year Treasury Bond Index	1,274,409
6,484,218	5/6/2017	Deutsche Bank AG	0.51%	Barclays U.S. 20+ Year Treasury Bond Index	852,407
7,182,872	11/7/2016	Morgan Stanley & Co. International plc	0.51%	Barclays U.S. 20+ Year Treasury Bond Index	1,147,098
$75,876,731					$6,245,892

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 59.6%

iShares iBoxx $ High Yield Corporate Bond ETF (Cost $918,908)	10,208	885,136

	Principal Amount ($)

SHORT-TERM INVESTMENT - 4.5%

REPURCHASE AGREEMENT(a) - 4.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.34%, dated 8/31/2016, due 9/1/2016, total to be received $66,017 (Cost $66,017)	66,017	66,017

Total Investments - 64.1% (Cost $984,925)		951,153
Other Assets Less Liabilities - 35.9%		532,015
Net assets - 100.0%		1,483,168

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(33,772)
Net unrealized depreciation	$(33,772)
Federal income tax cost of investments	$984,925

Swap Agreements(2)

Ultra High Yield had the following open swap agreements as of August 31, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$643,021	2/20/2018	Citibank NA	0.26%	iShares® iBoxx $ High Yield Corporate Bond ETF	$6,240
609,104	12/7/2017	Credit Suisse International	(0.49)%	iShares® iBoxx $ High Yield Corporate Bond ETF	47,277
128,458	12/7/2016	Deutsche Bank AG	0.01%	iShares® iBoxx $ High Yield Corporate Bond ETF	5,618
702,798	11/7/2016	Goldman Sachs International	0.19%	iShares® iBoxx $ High Yield Corporate Bond ETF	(5,256)
$2,083,381					$53,879

(1)	Reflects the floating financing rate, as of August 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedule of Portfolio Investments

August 31, 2016 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 123 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged and ProShares Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of ProShares High Yield — Interest Rate Hedged, ProShares Investment Grade — Interest Rate Hedged, ProShares USD Covered Bond, ProShares Short Term USD Emerging Markets Bond ETF, ProShares Managed Futures Strategy ETF, ProShares Inflation Expectations ETF, ProShares CDS Short North American HY Credit ETF, ProShares Short 7-10 Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 3-7 Year Treasury, ProShares UltraShort 7-10 Year Treasury, ProShares UltraShort 20+ Year Treasury, ProShares UltraShort TIPS, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV each of ProShares Hedged FTSE Japan ETF, ProShares German Sovereign/Sub-Sovereign ETF, ProShares Hedged FTSE Europe ETF, ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically determined at 11:00 a.m., 11:15 a.m., 11:30 a.m., 11:30 a.m., 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:00 p.m., 4:15 p.m., 4:30 p.m., 4:30 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

ProShares UltraShort Junior Miners, ProShares UltraShort Homebuilders & Supplies, ProShares UltraShort MSCI Pacific ex-Japan, ProShares Short Investment Grade Corporate, ProShares Ultra Homebuilders & Supplies, ProShares Ultra MSCI Pacific ex-Japan and ProShares Ultra Investment Grade Corporate were liquidated on August 26, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds held by ProShares Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond, commodity and currency futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1— Quoted prices in active markets for identical assets.

•   Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Level 1, 2 or 3 as of August 31, 2016, based on levels assigned to securities on May 31, 2016.

The following is a summary of the valuations as of August 31, 2016, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Morningstar Alternatives Solution ETF	—	—	—	$20,668,551	—	—	—	—	$166,447	—	—	$20,834,998	—
DJ Brookfield Global Infrastructure ETF	$30,278,602	—	—	—	—	—	—	—	33,947	—	—	30,312,549	—
Global Listed Private Equity ETF	8,634,507	—	—	—	—	—	—	—	10,073	—	—	8,644,580	—
Large Cap Core Plus	368,529,165	—	—	—	—	—	—	—	11,556,471	$10,035,854	—	380,085,636	$10,035,854
S&P 500 Dividend Aristocrats ETF	2,439,438,991	—	—	—	—	—	—	—	1,126,897	—	—	2,440,565,888	—
S&P MidCap 400 Dividend Aristocrats ETF	163,805,304	—	—	—	—	—	—	—	73,961	—	—	163,879,265	—
Russell 2000 Dividend Growers ETF	138,807,140	—	—	—	—	—	—	—	63,591	—	—	138,870,731	—
MSCI EAFE Dividend Growers ETF	33,701,554	—	—	—	—	—	—	—	6,774	—	—	33,708,328	—
MSCI Europe Dividend Growers ETF	7,618,144	—	—	—	—	—	—	—	495	—	—	7,618,639	—
MSCI Emerging Markets Dividend Growers ETF	7,283,086	—	—	87,414	—	—	—	—	31,869	—	—	7,402,369	—
S&P 500® Ex-Energy ETF	8,958,312	—	—	—	—	—	—	—	11,802	—	—	8,970,114	—
S&P 500® Ex-Financials ETF	2,236,642	—	—	—	—	—	—	—	4,444	—	—	2,241,086	—
S&P 500® Ex-Health Care ETF	2,249,002	—	—	—	—	—	—	—	4,755	—	—	2,253,757	—
S&P 500® Ex-Technology ETF	2,189,916	—	—	—	—	—	—	—	2,539	—	—	2,192,455	—
Hedged FTSE Europe ETF	5,414,893	—	—	—	—	—	—	—	4,661	—	$37,517	5,419,554	37,517
Hedged FTSE Japan ETF	3,667,996	—	—	—	—	—	—	—	14,640	—	54,887	3,682,636	54,887
High Yield-Interest Rate Hedged	—	—	$2,924	—	—	—	$87,241,027	—	2,084,236	—	—	89,325,263	2,924

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Investment Grade-Interest Rate Hedged	—	—	$106,904	—	—	—	$115,165,258	—	$3,281,002	—	—	$118,446,260	$106,904
USD Covered Bond	—	—	—	—	—	—	6,502,949	—	101,219	—	—	6,604,168	—
German Sovereign/Sub-Sovereign ETF	—	—	—	—	—	—	433,889	$3,254,570	10,965	—	—	3,699,424	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	1,884,908	5,664,592	135,636	—	—	7,685,136	—
Hedge Replication ETF	$3,262,862	—	59,132	$44	$320	$23,335,939	—	—	3,666,211	$1,781,756	—	30,265,376	1,840,888
Managed Futures Strategy ETF	—	—	28,656	—	—	—	—	—	3,352,896	—	—	3,352,896	28,656
Merger ETF	5,719,333	—	—	—	5,436	—	—	—	423,123	(313,150)	$(2,571)	6,147,892	(315,721)
RAFI® Long/Short	38,192,902	—	—	—	—	—	—	—	5,425,840	(4,084,826)	—	43,618,742	(4,084,826)
Inflation Expectations ETF	—	—	—	—	—	3,155,230	—	—	133,788	(220,814)	—	3,289,018	(220,814)
CDS Short North American HY Credit ETF	—	—	—	—	—	—	—	—	3,458,103	(180,059)	—	3,458,103	(180,059)
Short S&P500®	—	—	50,163	—	—	2,479,056,527	—	—	518,816,931	(245,235,087)	—	2,997,873,458	(245,184,924)
Short QQQ®	—	—	(180,393)	—	—	347,892,129	—	—	116,519,451	(48,864,132)	—	464,411,580	(49,044,525)
Short Dow30SM	—	—	(108,728)	—	—	245,911,766	—	—	96,282,760	(21,334,180)	—	342,194,526	(21,442,908)
Short MidCap400	—	—	(21,725)	—	—	22,492,796	—	—	4,892,336	(4,668,022)	—	27,385,132	(4,689,747)
Short Russell2000	—	—	(147,928)	—	—	369,802,700	—	—	97,831,901	(70,302,241)	—	467,634,601	(70,450,169)
Short SmallCap600	—	—	—	—	—	8,998,247	—	—	1,796,931	(1,517,807)	—	10,795,178	(1,517,807)
UltraShort S&P500®	—	—	234,968	—	—	1,933,418,059	—	—	586,204,254	(328,668,633)	—	2,519,622,313	(328,433,665)
UltraShort QQQ®	—	—	88,613	—	—	355,891,260	—	—	108,672,573	(77,533,035)	—	464,563,833	(77,444,422)
UltraShort Dow30SM	—	—	88,182	—	—	185,938,360	—	—	80,733,297	(34,999,112)	—	266,671,657	(34,910,930)
UltraShort MidCap400	—	—	(32,516)	—	—	—	—	—	7,328,430	(2,124,121)	—	7,328,430	(2,156,637)
UltraShort Russell2000	—	—	(34,112)	—	—	169,952,246	—	—	42,812,798	(48,235,088)	—	212,765,044	(48,269,200)
UltraShort SmallCap600	—	—	—	—	—	—	—	—	3,345,039	(1,155,690)	—	3,345,039	(1,155,690)
UltraPro Short S&P500®	—	—	277,846	—	—	894,683,230	—	—	257,532,984	(193,911,071)	—	1,152,216,214	(193,633,225)
UltraPro Short QQQ®	—	—	510,302	—	—	713,723,052	—	—	242,681,816	(150,467,338)	—	956,404,868	(149,957,036)
UltraPro Short Dow30SM	—	—	156,387	—	—	198,922,261	—	—	89,484,901	(50,299,341)	—	288,407,162	(50,142,954)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Short MidCap400	—	—	$(20,712)	—	—	—	—	—	$3,385,935	$(2,059,685)	—	$3,385,935	$(2,080,397)
UltraPro Short Russell2000	—	—	(19,618)	—	—	$100,958,877	—	—	50,269,744	(51,948,959)	—	151,228,621	(51,968,577)
Short Basic Materials	—	—	—	—	—	79,970	—	—	1,967,255	(643,196)	—	2,047,225	(643,196)
Short Financials	—	—	—	—	—	29,990,433	—	—	8,354,522	(5,256,083)	—	38,344,955	(5,256,083)
Short Oil & Gas	—	—	—	—	—	—	—	—	3,809,001	(1,239,236)	—	3,809,001	(1,239,236)
Short Real Estate	—	—	—	—	—	19,996,103	—	—	2,532,700	(8,290,543)	—	22,528,803	(8,290,543)
Short S&P Regional Banking	—	—	—	—	—	—	—	—	2,496,193	(445,030)	—	2,496,193	(445,030)
UltraShort Basic Materials	—	—	—	—	—	—	—	—	7,358,431	(7,351,963)	—	7,358,431	(7,351,963)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	47,998,360	—	—	27,086,967	(8,218,036)	—	75,085,327	(8,218,036)
UltraShort Consumer Goods	—	—	—	—	—	—	—	—	1,930,163	(402,409)	—	1,930,163	(402,409)
UltraShort Consumer Services	—	—	—	—	—	—	—	—	2,408,765	(113,136)	—	2,408,765	(113,136)
UltraShort Financials	—	—	—	—	—	52,988,146	—	—	9,413,148	(14,412,346)	—	62,401,294	(14,412,346)
UltraShort Gold Miners	—	—	—	—	—	—	—	—	4,581,973	14,926	—	4,581,973	14,926
UltraShort Health Care	—	—	—	—	—	—	—	—	2,673,387	(384,927)	—	2,673,387	(384,927)
UltraShort Industrials	—	—	—	—	—	—	—	—	4,107,883	(570,219)	—	4,107,883	(570,219)
UltraShort Oil & Gas	—	—	—	—	—	43,989,076	—	—	28,097,245	(20,296,715)	—	72,086,321	(20,296,715)
UltraShort Oil & Gas Exploration & Production	—	—	—	—	—	—	—	—	1,854,283	(603,498)	—	1,854,283	(603,498)
UltraShort Real Estate	—	—	—	—	—	37,988,683	—	—	9,796,115	(14,271,409)	—	47,784,798	(14,271,409)
UltraShort Semiconductors	—	—	—	—	—	—	—	—	5,124,610	(1,214,676)	—	5,124,610	(1,214,676)
UltraShort Technology	—	—	—	—	—	—	—	—	4,277,540	(607,012)	—	4,277,540	(607,012)
UltraShort Utilities	—	—	—	—	—	—	—	—	6,883,367	(759,043)	—	6,883,367	(759,043)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	—	—	6,017,809	25,654	—	6,017,809	25,654
UltraPro Short Financial Select Sector	—	—	—	—	—	—	—	—	1,219,156	208,670	—	1,219,156	208,670
Short MSCI EAFE	—	—	—	—	—	81,988,390	—	—	29,216,665	(14,278,482)	—	111,205,055	(14,278,482)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short MSCI Emerging Markets	—	—	—	—	—	$185,934,601	—	—	$100,544,588	$(61,117,621)	—	$286,479,189	$(61,117,621)
Short FTSE China 50	—	—	—	—	—	9,996,267	—	—	2,374,624	(2,889,398)	—	12,370,891	(2,889,398)
UltraShort MSCI EAFE	—	—	—	—	—	—	—	—	4,530,063	(899,898)	—	4,530,063	(899,898)
UltraShort MSCI Emerging Markets	—	—	—	—	—	50,984,807	—	—	12,423,089	(27,077,635)	—	63,407,896	(27,077,635)
UltraShort FTSE Europe	—	—	—	—	—	40,990,344	—	—	17,941,415	(6,008,344)	—	58,931,759	(6,008,344)
UltraShort MSCI Brazil Capped	—	—	—	—	—	37,979,280	—	—	33,965,289	(32,660,531)	—	71,944,569	(32,660,531)
UltraShort FTSE China 50	—	—	—	—	—	49,988,294	—	—	16,244,511	(14,761,816)	—	66,232,805	(14,761,816)
UltraShort MSCI Japan	—	—	—	—	—	—	—	—	8,788,128	(2,267,263)	—	8,788,128	(2,267,263)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	—	—	1,341,259	(443,366)	—	1,341,259	(443,366)
Short 7-10 Year Treasury	—	—	$366	—	—	22,493,223	—	—	5,532,583	(2,346,548)	—	28,025,806	(2,346,182)
Short 20+ Year Treasury	—	—	6,287	—	—	616,831,680	—	—	160,510,595	(125,913,659)	—	777,342,275	(125,907,372)
Short High Yield	—	—	—	—	—	213,884,548	—	—	119,266,213	(30,354,715)	—	333,150,761	(30,354,715)
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	—	—	2,547,427	(220,126)	—	2,547,427	(220,126)
UltraShort 7-10 Year Treasury	—	—	2,869	—	—	119,984,711	—	—	37,375,356	(25,226,267)	—	157,360,067	(25,223,398)
UltraShort 20+ Year Treasury	—	—	39,443	—	—	2,340,086,542	—	—	428,086,573	(828,756,171)	—	2,768,173,115	(828,716,728)
UltraShort TIPS	—	—	—	—	—	—	—	—	1,042,437	(105,159)	—	1,042,437	(105,159)
UltraPro Short 20+ Year Treasury	—	—	3,065	—	—	—	—	—	63,250,121	(29,864,595)	—	63,250,121	(29,861,530)
Ultra S&P500®	$1,044,673,421	—	4,089,830	—	—	146,959,362	—	—	70,377,282	182,468,133	—	1,262,010,065	186,557,963
Ultra QQQ®	624,365,917	—	5,672,029	—	—	75,986,419	—	—	87,988,595	65,808,688	—	788,340,931	71,480,717
Ultra Dow30SM	161,800,949	—	646,513	—	—	16,495,910	—	—	8,614,457	13,090,092	—	186,911,316	13,736,605
Ultra MidCap400	125,082,966	—	371,410	—	—	9,498,149	—	—	2,585,166	14,786,087	—	137,166,281	15,157,497
Ultra Russell2000	132,189,639	—	1,551,478	$1,901	$138,506	7,000,000	—	—	28,287,591	7,119,521	—	167,617,637	8,670,999
Ultra SmallCap600	20,954,768	—	—	—	—	—	—	—	2,268,510	4,374,156	—	23,223,278	4,374,156
UltraPro S&P500®	271,881,576	—	1,043,540	—	—	—	—	—	30,142,312	280,548,616	—	302,023,888	281,592,156
UltraPro QQQ®	318,330,330	—	7,812,314	—	—	—	—	—	85,586,992	557,397,575	—	403,917,322	565,209,889
UltraPro Dow30SM	32,917,457	—	205,773	—	—	—	—	—	8,291,157	58,868,535	—	41,208,614	59,074,308
UltraPro MidCap400	7,003,106	—	59,370	—	—	—	—	—	7,640,782	11,480,076	—	14,643,888	11,539,446

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Russell2000	$35,174,805	—	$399,235	$787	$12,833	—	—	—	$5,443,822	$49,715,743	—	$40,632,247	$50,114,978
Ultra Basic Materials	40,197,966	—	—	—	—	—	—	—	5,035,473	4,238,754	—	45,233,439	4,238,754
Ultra Nasdaq Biotechnology	338,581,211	—	—	—	—	—	—	—	129,253,336	(69,175,304)	—	467,834,547	(69,175,304)
Ultra Consumer Goods	9,637,929	—	—	—	—	—	—	—	1,468,305	2,640,525	—	11,106,234	2,640,525
Ultra Consumer Services	16,367,056	—	—	—	—	—	—	—	2,198,587	2,932,741	—	18,565,643	2,932,741
Ultra Financials	543,064,498	—	—	—	—	$99,976,983	—	—	71,282,375	(23,192,408)	—	714,323,856	(23,192,408)
Ultra Gold Miners	9,057,910	—	—	—	—	—	—	—	1,166,241	1,500,599	—	10,224,151	1,500,599
Ultra Junior Miners	5,206,129	—	—	—	—	—	—	—	1,727,673	251,960	—	6,933,802	251,960
Ultra Health Care	47,866,997	—	—	—	5,760	—	—	—	8,928,859	28,099,461	—	56,801,616	28,099,461
Ultra Industrials	17,150,147	—	—	—	—	—	—	—	2,297,975	3,105,010	—	19,448,122	3,105,010
Ultra Oil & Gas	102,175,162	—	—	—	—	11,996,423	—	—	8,212,158	3,913,103	—	122,383,743	3,913,103
Ultra Oil & Gas Exploration & Production	1,135,932	—	—	—	—	—	—	—	208,832	(613,274)	—	1,344,764	(613,274)
Ultra Real Estate	96,593,545	—	—	—	—	8,997,317	—	—	16,737,577	90,791,909	—	122,328,439	90,791,909
Ultra S&P Regional Banking	5,292,743	—	—	—	—	—	—	—	1,455,036	478,136	—	6,747,779	478,136
Ultra Semiconductors	20,927,029	—	—	—	—	—	—	—	4,851,994	2,778,529	—	25,779,023	2,778,529
Ultra Technology	63,869,805	—	—	—	—	—	—	—	12,226,822	36,306,837	—	76,096,627	36,306,837
Ultra Telecommunications	15,904,159	—	—	—	17,371	—	—	—	395,334	948,582	—	16,316,864	948,582
Ultra Utilities	11,639,604	—	—	—	—	—	—	—	3,294,584	311,156	—	14,934,188	311,156
UltraPro Nasdaq Biotechnology	28,538,299	—	—	—	—	—	—	—	14,834,721	(9,609,963)	—	43,373,020	(9,609,963)
UltraPro Financial Select Sector	4,109,473	—	—	—	—	—	—	—	333,528	3,572,717	—	4,443,001	3,572,717
Ultra MSCI EAFE	—	—	—	—	—	9,348,602	—	—	7,150,387	(3,735,962)	—	16,498,989	(3,735,962)
Ultra MSCI Emerging Markets	—	—	—	—	—	4,998,133	—	—	20,033,069	(1,745,293)	—	25,031,202	(1,745,293)
Ultra FTSE Europe	—	—	—	—	—	5,998,831	—	—	2,738,528	(344,353)	—	8,737,359	(344,353)
Ultra MSCI Brazil Capped	—	—	—	—	—	7,997,013	—	—	3,025,884	8,029,263	—	11,022,897	8,029,263
Ultra FTSE China 50	—	—	—	—	—	4,998,702	—	—	6,704,467	(575,345)	—	11,703,169	(575,345)
Ultra MSCI Japan	—	—	—	—	—	—	—	—	7,574,472	3,252,678	—	7,574,472	3,252,678
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	—	—	2,810,620	(1,264,739)	—	2,810,620	(1,264,739)
Ultra 7-10 Year Treasury	—	—	(1,114)	—	—	34,314,490	—	—	4,974,876	(1,958,052)	—	39,289,366	(1,959,166)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra 20+ Year Treasury	—	—	$(4,241)	—	—	$56,850,638	—	—	$3,860,968	$6,245,892	—	$60,711,606	$6,241,651
Ultra High Yield	$885,136	—	—	—	—	—	—	—	66,017	53,879	—	951,153	53,879

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares MSCI Emerging Markets Dividend Growers ETF and ProShares Merger ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2016, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.33%, dated 08/31/16 due 09/01/16 (1)	BNP Paribas Securities Corp., 0.20%, dated 08/31/16 due 09/01/16 (2)	BNP Paribas Securities Corp., 0.31%, dated 08/31/16 due 09/01/16 (3)	BNP Paribas Securities Corp., 0.32%, dated 08/31/16 due 09/01/16 (4)	Credit Suisse (USA) LLC, 0.33%, dated 08/31/16 due 09/01/16 (5)	Credit Suisse (USA) LLC, 0.34%, dated 08/31/16 due 09/01/16 (6)	ING Financial Markets LLC, 0.29%, dated 08/31/16 due 09/01/16 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, dated 08/31/16 due 09/01/16 (8)	Total
Morningstar Alternatives Solution ETF	$9,285	$9,877	$47,411	$7,902	$3,951	$4,063	$39,510	$44,448	$166,447
DJ Brookfield Global Infrastructure ETF	1,894	2,014	9,669	1,612	806	829	8,058	9,065	33,947
Global Listed Private Equity ETF	562	598	2,869	478	239	246	2,391	2,690	10,073
Large Cap Core Plus	644,644	685,791	3,291,797	548,633	274,316	282,066	2,743,164	3,086,060	11,556,471
S&P 500 Dividend Aristocrats ETF	62,861	66,873	320,990	53,498	26,749	27,505	267,492	300,929	1,126,897
S&P MidCap 400 Dividend Aristocrats ETF	4,126	4,389	21,067	3,511	1,756	1,805	17,556	19,751	73,961
Russell 2000 Dividend Growers ETF	3,547	3,774	18,113	3,019	1,509	1,552	15,095	16,982	63,591
MSCI EAFE Dividend Growers ETF	378	402	1,929	322	161	165	1,608	1,809	6,774
MSCI Europe Dividend Growers ETF	27	29	141	24	12	12	118	132	495
MSCI Emerging Markets Dividend Growers ETF	1,778	1,891	9,078	1,513	756	778	7,565	8,510	31,869
S&P 500® Ex-Energy ETF	658	700	3,362	560	280	288	2,801	3,153	11,802
S&P 500® Ex-Financials ETF	247	264	1,266	211	106	108	1,055	1,187	4,444
S&P 500® Ex-Health Care ETF	264	282	1,355	226	113	116	1,129	1,270	4,755
S&P 500® Ex-Technology ETF	142	151	723	121	60	62	603	677	2,539
Hedged FTSE Europe ETF	260	276	1,328	221	111	114	1,106	1,245	4,661
Hedged FTSE Japan ETF	816	869	4,170	695	348	357	3,475	3,910	14,640
High Yield-Interest Rate Hedged	116,263	123,684	593,683	98,947	49,474	50,871	494,736	556,578	2,084,236
Investment Grade—Interest Rate Hedged	183,021	194,703	934,575	155,763	77,881	80,082	778,813	876,164	3,281,002
USD Covered Bond	5,646	6,007	28,831	4,805	2,403	2,471	24,026	27,030	101,219
German Sovereign/Sub-Sovereign ETF	612	651	3,123	521	260	268	2,603	2,927	10,965
Short Term USD Emerging Markets Bond ETF	7,566	8,049	38,634	6,439	3,220	3,311	32,196	36,221	135,636
Hedge Replication ETF	204,509	217,562	1,044,300	174,050	87,025	89,484	870,250	979,031	3,666,211
Managed Futures Strategy ETF	187,031	198,970	955,054	159,176	79,588	81,836	795,878	895,363	3,352,896
Merger ETF	23,603	25,109	120,524	20,087	10,044	10,327	100,437	112,992	423,123
RAFI® Long/Short	302,664	321,983	1,545,521	257,587	128,793	132,432	1,287,934	1,448,926	5,425,840
Inflation Expectations ETF	7,463	7,939	38,109	6,351	3,177	3,265	31,757	35,727	133,788
CDS Short North American HY Credit ETF	192,900	205,213	985,021	164,170	82,085	84,404	820,851	923,459	3,458,103
Short S&P500®	28,940,668	30,787,945	147,782,136	24,630,356	12,315,178	12,663,116	123,151,780	138,545,752	518,816,931
Short QQQ®	6,499,693	6,914,567	33,189,922	5,531,654	2,765,826	2,843,969	27,658,268	31,115,552	116,519,451
Short Dow30SM	5,370,849	5,713,669	27,425,612	4,570,935	2,285,468	2,350,039	22,854,677	25,711,511	96,282,760
Short MidCap400	272,905	290,324	1,393,555	232,259	116,129	119,411	1,161,295	1,306,458	4,892,336
Short Russell2000	5,457,263	5,805,599	27,866,876	4,644,479	2,322,240	2,387,849	23,222,398	26,125,197	97,831,901
Short SmallCap600	100,236	106,635	511,846	85,308	42,654	43,859	426,538	479,855	1,796,931
UltraShort S&P500®	32,699,671	34,786,884	166,977,042	27,829,507	13,914,754	14,307,884	139,147,535	156,540,977	586,204,254
UltraShort QQQ®	6,061,978	6,448,913	30,954,782	5,159,130	2,579,565	2,652,445	25,795,652	29,020,108	108,672,573
UltraShort Dow30SM	4,503,468	4,790,924	22,996,433	3,832,739	1,916,369	1,970,512	19,163,696	21,559,156	80,733,297
UltraShort MidCap400	408,795	434,888	2,087,463	347,910	173,955	178,870	1,739,553	1,956,996	7,328,430
UltraShort Russell2000	2,388,185	2,540,623	12,194,989	2,032,498	1,016,249	1,044,961	10,162,491	11,432,802	42,812,798
UltraShort SmallCap600	186,593	198,503	952,816	158,803	79,401	81,645	794,013	893,265	3,345,039
UltraPro Short S&P500®	14,365,716	15,282,677	73,356,847	12,226,141	6,113,071	6,285,782	61,130,706	68,772,044	257,532,984
UltraPro Short QQQ®	13,537,287	14,401,370	69,126,574	11,521,096	5,760,548	5,923,300	57,605,478	64,806,163	242,681,816
UltraPro Short Dow30SM	4,991,651	5,310,267	25,489,280	4,248,212	2,124,106	2,184,119	21,241,066	23,896,200	89,484,901

Fund Name	Barclays Capital, Inc., 0.33%, dated 08/31/16 due 09/01/16 (1)	BNP Paribas Securities Corp., 0.20%, dated 08/31/16 due 09/01/16 (2)	BNP Paribas Securities Corp., 0.31%, dated 08/31/16 due 09/01/16 (3)	BNP Paribas Securities Corp., 0.32%, dated 08/31/16 due 09/01/16 (4)	Credit Suisse (USA) LLC, 0.33%, dated 08/31/16 due 09/01/16 (5)	Credit Suisse (USA) LLC, 0.34%, dated 08/31/16 due 09/01/16 (6)	ING Financial Markets LLC, 0.29%, dated 08/31/16 due 09/01/16 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, dated 08/31/16 due 09/01/16 (8)	Total
UltraPro Short MidCap400	188,874	200,930	964,465	160,744	80,372	82,643	803,721	904,186	3,385,935
UltraPro Short Russell2000	2,804,149	2,983,137	14,319,059	2,386,510	1,193,254	1,226,968	11,932,549	13,424,118	50,269,744
Short Basic Materials	109,738	116,742	560,362	93,394	46,697	48,016	466,968	525,338	1,967,255
Short Financials	466,032	495,779	2,379,739	396,623	198,312	203,915	1,983,116	2,231,006	8,354,522
Short Oil & Gas	212,474	226,036	1,084,973	180,829	90,414	92,969	904,144	1,017,162	3,809,001
Short Real Estate	141,279	150,297	721,426	120,238	60,119	61,817	601,188	676,336	2,532,700
Short S&P Regional Banking	139,243	148,131	711,027	118,504	59,252	60,926	592,522	666,588	2,496,193
UltraShort Basic Materials	410,468	436,668	2,096,009	349,335	174,667	179,602	1,746,674	1,965,008	7,358,431
UltraShort Nasdaq Biotechnology	1,510,966	1,607,411	7,715,573	1,285,929	642,964	661,130	6,429,644	7,233,350	27,086,967
UltraShort Consumer Goods	107,668	114,541	549,796	91,633	45,816	47,111	458,164	515,434	1,930,163
UltraShort Consumer Services	134,366	142,942	686,123	114,355	57,177	58,792	571,769	643,241	2,408,765
UltraShort Financials	525,085	558,601	2,681,283	446,881	223,440	229,753	2,234,402	2,513,703	9,413,148
UltraShort Gold Miners	255,592	271,906	1,305,150	217,525	108,762	111,835	1,087,625	1,223,578	4,581,973
UltraShort Health Care	149,127	158,646	761,500	126,917	63,458	65,251	634,582	713,906	2,673,387
UltraShort Industrials	229,146	243,772	1,170,108	195,018	97,509	100,264	975,090	1,096,976	4,107,883
UltraShort Oil & Gas	1,567,322	1,667,364	8,003,345	1,333,891	666,945	685,788	6,669,454	7,503,136	28,097,245
UltraShort Oil & Gas Exploration & Production	103,436	110,038	528,182	88,030	44,015	45,259	440,152	495,171	1,854,283
UltraShort Real Estate	546,447	581,327	2,790,369	465,062	232,531	239,100	2,325,308	2,615,971	9,796,115
UltraShort Semiconductors	285,861	304,108	1,459,717	243,286	121,643	125,080	1,216,430	1,368,485	5,124,610
UltraShort Technology	238,610	253,840	1,218,434	203,072	101,536	104,405	1,015,362	1,142,281	4,277,540
UltraShort Utilities	383,968	408,477	1,960,689	326,782	163,391	168,007	1,633,907	1,838,146	6,883,367
UltraPro Short Nasdaq Biotechnology	335,686	357,111	1,714,140	285,690	142,845	146,881	1,428,450	1,607,006	6,017,809
UltraPro Short Financial Select Sector	68,007	72,348	347,270	57,878	28,939	29,757	289,391	325,566	1,219,156
Short MSCI EAFE	1,629,765	1,733,793	8,322,206	1,387,034	693,517	713,111	6,935,171	7,802,068	29,216,665
Short MSCI Emerging Markets	5,608,582	5,966,577	28,639,570	4,773,262	2,386,631	2,454,060	23,866,309	26,849,597	100,544,588
Short FTSE China 50	132,461	140,916	676,399	112,733	56,367	57,959	563,665	634,124	2,374,624
UltraShort MSCI EAFE	252,696	268,826	1,290,364	215,061	107,530	110,568	1,075,302	1,209,716	4,530,063
UltraShort MSCI Emerging Markets	692,985	737,218	3,538,648	589,775	294,887	303,219	2,948,874	3,317,483	12,423,089
UltraShort FTSE Europe	1,000,809	1,064,690	5,110,513	851,752	425,876	437,908	4,258,761	4,791,106	17,941,415
UltraShort MSCI Brazil Capped	1,894,653	2,015,589	9,674,825	1,612,471	806,235	829,014	8,062,354	9,070,148	33,965,289
UltraShort FTSE China 50	906,152	963,992	4,627,159	771,193	385,597	396,490	3,855,966	4,337,962	16,244,511
UltraShort MSCI Japan	490,220	521,510	2,503,250	417,208	208,604	214,499	2,086,041	2,346,796	8,788,128
UltraShort MSCI Mexico Capped IMI	74,818	79,594	382,050	63,675	31,838	32,737	318,375	358,172	1,341,259
Short 7-10 Year Treasury	308,619	328,318	1,575,926	262,654	131,328	135,037	1,313,271	1,477,430	5,532,583
Short 20+ Year Treasury	8,953,609	9,525,116	45,720,556	7,620,093	3,810,046	3,917,691	38,100,463	42,863,021	160,510,595
Short High Yield	6,652,913	7,077,567	33,972,322	5,662,054	2,831,027	2,911,011	28,310,268	31,849,051	119,266,213
UltraShort 3-7 Year Treasury	142,101	151,171	725,620	120,937	60,468	62,177	604,684	680,269	2,547,427
UltraShort 7-10 Year Treasury	2,084,874	2,217,951	10,646,164	1,774,361	887,180	912,245	8,871,803	9,980,778	37,375,356
UltraShort 20+ Year Treasury	23,879,544	25,403,770	121,938,095	20,323,015	10,161,508	10,448,598	101,615,079	114,316,964	428,086,573
UltraShort TIPS	58,149	61,861	296,932	49,489	24,744	25,443	247,444	278,375	1,042,437
UltraPro Short 20+ Year Treasury	3,528,221	3,753,427	18,016,447	3,002,741	1,501,371	1,543,789	15,013,706	16,890,419	63,250,121

Fund Name	Barclays Capital, Inc., 0.33%, dated 08/31/16 due 09/01/16 (1)	BNP Paribas Securities Corp., 0.20%, dated 08/31/16 due 09/01/16 (2)	BNP Paribas Securities Corp., 0.31%, dated 08/31/16 due 09/01/16 (3)	BNP Paribas Securities Corp., 0.32%, dated 08/31/16 due 09/01/16 (4)	Credit Suisse (USA) LLC, 0.33%, dated 08/31/16 due 09/01/16 (5)	Credit Suisse (USA) LLC, 0.34%, dated 08/31/16 due 09/01/16 (6)	ING Financial Markets LLC, 0.29%, dated 08/31/16 due 09/01/16 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, dated 08/31/16 due 09/01/16 (8)	Total
Ultra S&P500®	3,925,789	4,176,371	20,046,580	3,341,097	1,670,548	1,717,746	16,705,483	18,793,668	70,377,282
Ultra QQQ®	4,908,184	5,221,472	25,063,065	4,177,178	2,088,588	2,147,597	20,885,888	23,496,623	87,988,595
Ultra Dow30SM	480,532	511,204	2,453,780	408,963	204,482	210,260	2,044,817	2,300,419	8,614,457
Ultra MidCap400	144,206	153,410	736,370	122,728	61,364	63,099	613,642	690,347	2,585,166
Ultra Russell2000	1,577,940	1,678,659	8,057,564	1,342,927	671,464	690,434	6,714,637	7,553,966	28,287,591
Ultra SmallCap600	126,542	134,619	646,173	107,695	53,848	55,369	538,477	605,787	2,268,510
UltraPro S&P500®	1,681,400	1,788,723	8,585,871	1,430,978	715,489	735,705	7,154,892	8,049,254	30,142,312
UltraPro QQQ®	4,774,217	5,078,955	24,378,982	4,063,164	2,031,582	2,088,979	20,315,818	22,855,295	85,586,992
UltraPro Dow30SM	462,498	492,019	2,361,690	393,615	196,808	202,368	1,968,075	2,214,084	8,291,157
UltraPro MidCap400	426,218	453,424	2,176,435	362,739	181,370	186,494	1,813,695	2,040,407	7,640,782
UltraPro Russell2000	303,668	323,051	1,550,643	258,440	129,220	132,871	1,292,202	1,453,727	5,443,822
Ultra Basic Materials	280,889	298,818	1,434,327	239,054	119,527	122,904	1,195,273	1,344,681	5,035,473
Ultra Nasdaq Biotechnology	7,210,015	7,670,229	36,817,098	6,136,183	3,068,092	3,154,774	30,680,915	34,516,030	129,253,336
Ultra Consumer Goods	81,905	87,133	418,239	69,706	34,853	35,838	348,532	392,099	1,468,305
Ultra Consumer Services	122,642	130,470	626,255	104,376	52,188	53,662	521,880	587,114	2,198,587
Ultra Financials	3,976,276	4,230,081	20,304,391	3,384,065	1,692,033	1,739,837	16,920,326	19,035,366	71,282,375
Ultra Gold Miners	65,055	69,208	332,197	55,366	27,683	28,465	276,831	311,436	1,166,241
Ultra Junior Miners	96,373	102,524	492,118	82,020	41,010	42,168	410,099	461,361	1,727,673
Ultra Health Care	498,070	529,862	2,543,336	423,889	211,944	217,933	2,119,447	2,384,378	8,928,859
Ultra Industrials	128,186	136,368	654,565	109,094	54,547	56,088	545,472	613,655	2,297,975
Ultra Oil & Gas	458,091	487,331	2,339,188	389,865	194,932	200,440	1,949,322	2,192,989	8,212,158
Ultra Oil & Gas Exploration & Production	11,649	12,392	59,485	9,914	4,957	5,097	49,571	55,767	208,832
Ultra Real Estate	933,656	993,251	4,767,607	794,601	397,301	408,525	3,973,005	4,469,631	16,737,577
Ultra S&P Regional Banking	81,165	86,346	414,459	69,076	34,538	35,515	345,382	388,555	1,455,036
Ultra Semiconductors	270,654	287,930	1,382,064	230,344	115,172	118,426	1,151,719	1,295,685	4,851,994
Ultra Technology	682,037	725,571	3,482,743	580,457	290,229	298,428	2,902,286	3,265,071	12,226,822
Ultra Telecommunications	22,053	23,460	112,609	18,768	9,384	9,648	93,841	105,571	395,334
Ultra Utilities	183,779	195,509	938,444	156,407	78,204	80,413	782,037	879,791	3,294,584
UltraPro Nasdaq Biotechnology	827,511	880,331	4,225,588	704,265	352,132	362,081	3,521,324	3,961,489	14,834,721
UltraPro Financial Select Sector	18,605	19,792	95,003	15,834	7,917	8,141	79,170	89,066	333,528
Ultra MSCI EAFE	398,863	424,323	2,036,748	339,458	169,729	174,525	1,697,290	1,909,451	7,150,387
Ultra MSCI Emerging Markets	1,117,485	1,188,814	5,706,309	951,051	475,526	488,962	4,755,257	5,349,665	20,033,069
Ultra FTSE Europe	152,761	162,511	780,055	130,009	65,005	66,841	650,045	731,301	2,738,528
Ultra MSCI Brazil Capped	168,790	179,564	861,906	143,651	71,826	73,855	718,255	808,037	3,025,884
Ultra FTSE China 50	373,989	397,860	1,909,730	318,289	159,144	163,641	1,591,442	1,790,372	6,704,467
Ultra MSCI Japan	422,520	449,489	2,157,546	359,591	179,796	184,875	1,797,955	2,022,700	7,574,472
Ultra MSCI Mexico Capped IMI	156,782	166,790	800,590	133,432	66,716	68,600	667,158	750,552	2,810,620
Ultra 7-10 Year Treasury	277,509	295,222	1,417,066	236,178	118,089	121,425	1,180,888	1,328,499	4,974,876

Fund Name	Barclays Capital, Inc., 0.33%, dated 08/31/16 due 09/01/16 (1)	BNP Paribas Securities Corp., 0.20%, dated 08/31/16 due 09/01/16 (2)	BNP Paribas Securities Corp., 0.31%, dated 08/31/16 due 09/01/16 (3)	BNP Paribas Securities Corp., 0.32%, dated 08/31/16 due 09/01/16 (4)	Credit Suisse (USA) LLC, 0.33%, dated 08/31/16 due 09/01/16 (5)	Credit Suisse (USA) LLC, 0.34%, dated 08/31/16 due 09/01/16 (6)	ING Financial Markets LLC, 0.29%, dated 08/31/16 due 09/01/16 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, dated 08/31/16 due 09/01/16 (8)	Total
Ultra 20+ Year Treasury	215,373	229,120	1,099,775	183,296	91,648	94,236	916,480	1,031,040	3,860,968
Ultra High Yield	3,683	3,918	18,805	3,134	1,567	1,611	15,671	17,628	66,017

	$235,000,000	$250,000,000	$1,200,000,000	$200,000,000	$100,000,000	$102,825,279	$1,000,000,000	$1,125,000,000	$4,212,825,279

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2016 as follows:

(1) U.S. Treasury Bonds, 0%, due 08/15/17 to 05/15/42; U.S. Treasury Notes, 0% to 1.88%, due 11/15/16 to 02/15/23, which had an aggregate value at the Trust level of $239,700,088.

(2) U.S. Treasury Bill, 0%, due 08/17/17; U.S. Treasury Bonds, 0% to 3.00%, due 11/15/22 to 08/15/46; U.S. Treasury Notes, 0.50% to 3.25%, due 03/31/17 to 05/15/24, which had an aggregate value at the Trust level of $255,000,000.

(3) U.S. Treasury Bonds, 0% to 8.75%, due 05/15/17 to 11/15/45; U.S. Treasury Notes, 0.63% to 3.75%, due 09/15/16 to 05/15/26, which had an aggregate value at the Trust level of $1,224,000,000.

(4) Federal National Mortgage Association, 6.25%, due 05/15/29; U.S. Treasury Bonds, 8.75% to 8.88%, due 05/15/17 to 08/15/17; U.S. Treasury Notes, 0.50% to 3.63%, due 01/15/17 to 05/15/21, which had an aggregate value at the Trust level of $204,000,071.

(5) U.S. Treasury Bonds, 0.63% to 3.63%, due 04/15/28 to 02/15/46, which had an aggregate value at the Trust level of $102,004,679.

(6) Federal Farm Credit Bank, 3.30% to 3.85%, due 09/21/16 to 02/02/35; Federal Home Loan Mortgage Corp., 0%, due 12/11/25 to 12/14/29; U.S. Treasury Bonds, 0%, due 11/15/37 to 05/15/40, which had an aggregate value at the Trust level of $104,882,729.

(7) Federal Farm Credit Bank, 4.88%, due 01/17/17; Federal Home Loan Mortgage Corp., 1.00% to 4.88%, due 06/29/17 to 04/29/19; Federal National Mortgage Association, 0.88% to 2.00%, due 09/25/17 to 10/30/20; Government National Mortgage Association, 3.00%, due 04/20/43; U.S. Treasury Bill, 0%, due 12/08/16; U.S. Treasury Bonds, 0% to 4.38%, due 01/15/27 to 05/15/46; U.S. Treasury Notes, 0.38% to 2.75%, due 02/28/17 to 01/15/26, which had an aggregate value at the Trust level of $1,020,013,586.

(8) U.S. Treasury Bills, 0%, due 03/30/17 to 06/22/17; U.S. Treasury Bonds, 0% to 4.38%, due 11/15/28 to 05/15/41; U.S. Treasury Notes, 0% to 2.75%, due 02/28/17 to 02/15/24, which had an aggregate value at the Trust level of $1,147,500,052.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

Certain Funds may invest in REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Covered Bonds, and foreign and U.S. investment grade corporate debt securities.  Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a “cover pool”), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments’ issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to  five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective. CDS Short North American HY Credit ETF, which is actively managed, seeks to obtain inverse exposure to the credit of North American high yield debt issuers, primarily through the use of derivative instruments. ProShares Managed Futures Strategy ETF, also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in a Cayman subsidiary that invests in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report (ProShares Managed Futures Strategy ETF, ProShares UltraShort S&P500®, ProShares UltraShort QQQ®, ProShares UltraShort Dow30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P500®, ProShares UltraPro QQQ, ProShares UltraPro Dow30SM, ProShares UltraPro Financial Select Sector, ProShares UltraPro Short NASDAQ Biotechnology, ProShares UltraPro Russell2000 and ProShares UltraPro NASDAQ Biotechnology (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Hedged FTSE Japan ETF	109%
Managed Futures Strategy ETF	37%
Merger ETF	74%
Inflation Expectations ETF	13% Long/(119)% Short
UltraPro S&P500®	235%

UltraPro QQQ®	242%
UltraPro Dow30SM	233%
UltraPro MidCap400	242%
UltraPro Russell2000	249%
Ultra Gold Miners	154%
Ultra Health Care	134%
Ultra Real Estate	139%
Ultra Technology	131%
UltraPro Financial Select Sector	234%
Ultra 20+ Year Treasury	126%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities.  The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred.  If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.  CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.  In connection with CDS in which a Fund is a “buyer”, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund’s maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a “seller”, however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on August 31, 2016 contractually terminate within 28 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity, commodity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index (except for the CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers and ProShares Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Hedged FTSE Europe ETF, ProShares Hedged FTSE Japan ETF, ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF and ProShares Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for ProShares Managed Futures Strategy ETF is commodity market risk.

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Basis of Consolidation

The accompanying Consolidated Schedule of Portfolio Investments of ProShares Managed Futures Strategy ETF includes the accounts of ProShares Cayman Portfolio I, a wholly-owned subsidiary of ProShares Managed Futures Strategy ETF organized under the laws of the Cayman Islands (the “Subsidiary”), which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to ProShares Managed Futures Strategy ETF, except that the Subsidiary may invest without limitation in commodity-related instruments.

5. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of ProShares Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At August 31, 2016, the ProShares UltraPro Short MidCap400, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Gold Miners, ProShares UltraShort Health Care, ProShares UltraPro Short Nasdaq Biotechnology, ProShares UltraPro Short Financial Select Sector, ProShares UltraShort FTSE Europe, ProShares UltraShort FTSE China 50, ProShares UltraShort MSCI Japan, ProShares Ultra SmallCap600, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Basic Materials, ProShares Ultra Consumer Goods, ProShares Ultra Gold Miners, ProShares Ultra Junior Miners, ProShares Ultra Health Care, ProShares Ultra Real Estate, ProShares Ultra Technology,ProShares UltraPro Financial Select Sector, ProShares Ultra MSCI Brazil Capped, ProShares Ultra FTSE China 50 and ProShares Ultra MSCI Japan Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency and Currency Hedging Risk

Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

ProShares Hedged FTSE Europe ETF and ProShares Hedged FTSE Japan ETF seek to mitigate these foreign currency risks by using short positions in currency forward contracts; such short positions should increase in value when a foreign currency rate decreases versus the U.S. dollar and should decrease in value in when a foreign currency rate increases versus the U.S. dollar, thereby mitigating potential gains and losses in the equity positions of the Fund arising from fluctuations in currency rates. There is no guarantee that the currency forwards will completely eliminate the currency rate risk of the equity positions. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies appreciate or remain unchanged.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index.  The Citi 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Citi 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.  As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•        Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•        Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares Managed Future Strategy ETF and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

•        Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

5. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 27, 2016

By:	/s/ Charles Todd
Charles Todd
Treasurer
October 27 2016